UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03738

VALIC Company I

(Exact name of registrant as specified in charter)

2929 Allen Parkway, Houston, TX 77019

(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street,

Suite 3300

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: May 31

Date of reporting period: November 30, 2018

Item 1. Reports to Stockholders

This disclosure does not apply to investors who own fund shares beneficially through a variable insurance contract. Each applicable insurance company will provide information regarding delivery of fund shareholder reports to its contract owners.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Registrant’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Registrant. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Registrant or VALIC Retirement Services Company (VRSCO), as your retirement plan recordkeeper, electronically by contacting us at 1-800-448-2542 or logging into your account at VALIC Online at www.valic.com.

You may elect to receive all future reports in paper free of charge. You can inform the Registrant or VRSCO that you wish to continue receiving paper copies of your shareholder reports by contacting 1-866-345-5954 or visiting FundReports.com and providing the 20-digit unique ID located above or below your mailing address. Your election to receive reports in paper will apply to all funds held within your employer-sponsored retirement plan account with VRSCO.

VALIC Company I

SEMI-ANNUAL REPORT NOVEMBER 30, 2018

VALIC Company I

PRESIDENT’S LETTER (unaudited)

Dear Valued Investor:

We are pleased to provide you with the Semi-Annual Report for VALIC Company I. The report contains the investment portfolio information and the financial statements of VALIC Company I for the six-month period ended November 30, 2018. We encourage you to carefully read this report and thank you for your investment with VALIC Company I.

Domestically, the total return for the S&P 500® Index,* widely regarded as the best single gauge of the U.S. equity market, rose 3.02% over the six-month period. The U.S. economy accelerated in 2018, with real GDP growth reaching 3.0% by the third quarter, attributed partially to the corporate tax cuts implemented in 2018. Corporate profits continued to be strong and appeared to help fuel the market’s advance before the October sell off began. Furthermore, the economy has seen wage growth in response to a tight labor market; as of November the unemployment rate has fallen to 3.7% and wage growth has risen to 3.25%. Additionally, the corporate tax cuts seemed to have helped stimulate consumer spending and the S&P 500 began the six-month reporting period with a strong start. It was the best August in four years for U.S. equities and the best third quarter in five years, as U.S. stocks lifted major stock market indices of large, mid, and small caps to record levels. Though profit growth and a strong labor market have appeared to boost sentiment to start the period, investor sentiment waned amid a multitude of conflicting currents in navigating the markets.

As anticipated, the Federal Reserve (the “Fed”) continued to increase the federal funds target rate, increasing the rate from 1.75% at the start of the period to 2.25% over 2 rate hikes during the reporting period. With the Federal Reserve committed to continuing to increase interest rates into 2019 as well as the ongoing threat of a burgeoning trade war between the U.S. and China, the tides changed in October and the markets entered into a sell off, with the S&P 500® Index declining 6.84% during the month. Volatility began to climb in the period and spiked in October. Several technology and internet names led the selloff in the period, with the so-called FAANG stocks (Facebook, Apple, Amazon, Netflix, and Google parent Alphabet) all entering a bear market — down at least 20% from recent highs — during the month.

Fixed income markets were mixed across most of the spectrum, with the Bloomberg Barclays U.S. Aggregate Bond Index,** a broad measure of the U.S. bond market, falling 0.30%. The treasury yield curve continued to flatten, a result of the federal funds rate increases and continued unwinding of quantitative easing, narrowing the spread between 2- and 10-Year Treasuries. Short-term yields rose while long-term yields fell significantly. Long Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Long Index,*** declined 3.89% for the period. Risk assets, predominantly high yield assets, slightly gained ground as evidenced by the 0.22% return of the FTSE High Yield Market Index.****

The MSCI EAFE Index (net),***** designed to measure the equity market performance of developed foreign markets (Europe, Australasia, Far East), excluding the U.S. and Canada, declined 7.97%. The pace of global expansion slowed throughout the world. Several weather related disruptions as well as continued political turmoil in select countries (most notably Italy and France) disrupted the upward momentum The MSCI Emerging Markets Index (net),****** designed to measure equity market performance in global emerging markets, declined 9.89%. Several emerging market countries, had sharp declines in consumer confidence and currencies (amongst the backdrop of a rising U.S. dollar). The growing trade war implications further complicated matters.

Planning for your financial future in such an uncertain world should be a top priority. We believe your investment with VALIC Company I is an important step that may help you reach your long-term financial goals. Another important step is to meet with your financial advisor periodically to ensure that you maintain a diversified portfolio appropriate for your goals and risk tolerance.

We appreciate being part of your investment program and thank you for your ongoing confidence in us. We look forward to helping you meet your investment goals in the years ahead.

Sincerely,

John T. Genoy, President

VALIC Company I

*

The S&P 500® Index is an index of the stocks of 500 major large-cap U.S. corporations, chosen for market size, liquidity, and industry group representation. It is a market-value weighted index, with each stock’s percentage in the Index in proportion to its market value.

**

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage- and asset-backed securities and commercial mortgage-backed securities.

***

The Bloomberg Barclays U.S. Treasury Long Index includes all publicly issued, U.S. Treasury securities that have a remaining maturity of 10 or more years, are rated investment grade, and have $250 million or more of outstanding face value.

****

The FTSE High Yield Market Index measures the performance of high-yield debt issued by corporations domiciled in the US or Canada, including cash-pay, deferred interest securities, and debt issued under Rule 144A in unregistered form.

*****

The MSCI EAFE Index (net) is a free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indexes: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indices) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

******

The MSCI Emerging Markets Index (net) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. Net total return indices reinvest dividends after the deduction of withholding taxes, using (for international indexes) a tax rate applicable to non-resident institutional investors who do not benefit from double taxation treaties.

Indices are not managed and an investor cannot invest directly into an index. Past performance of an index does not guarantee the future performance of any investment.

1

VALIC Company I

EXPENSE EXAMPLE — November 30, 2018 (unaudited)

Disclosure of Fund Expenses in Shareholder Reports

As a shareholder of a Fund in VALIC Company I (“VC I”), you incur ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at June 1, 2018 and held until November 30, 2018. Shares of VC I are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”), qualified retirement plans (the “Plans”) and Individual Retirement Accounts (“IRAs”) offered by The Variable Annuity Life Insurance Company (“VALIC”), the investment adviser to VC I, and other life insurance companies affiliated with VALIC. The fees and expenses associated with the Variable Contracts, Plans and IRA’s are not included in these Examples, and had such fees and expenses been included, your costs would have been higher. Please see your Variable Contract prospectus or Plan/IRA document for more details on the fees associated with the Variable Contract, Plans or IRAs.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months ended November 30, 2018” to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months ended November 30, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in these Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months ended November 30, 2018” column and the “Annualized Expense Ratio” column do not include fees and expenses that may be charged by the Variable Contracts, Plans or IRAs, in which the Funds are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months ended November 30, 2018” column would have been higher and the “Ending Account Value” column would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts, Plans or IRAs. Please refer to your Variable Contract prospectus or Plan/IRA document for more information. Therefore, the “hypothetical” example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

2

VALIC Company I

EXPENSE EXAMPLE — November 30, 2018 (unaudited) — (continued)

	Actual			Hypothetical
Fund	Beginning Account Value at June 1, 2018	Ending Account Value Using Actual Return at November 30, 2018	Expenses Paid During the Six Months Ended November 30, 2018	Beginning Account Value at June 1, 2018	Ending Account Value Using a Hypothetical 5% Annual Return at November 30, 2018	Expenses Paid During the Six Months Ended November 30, 2018	Annualized Expense Ratio*
Asset Allocation	$1,000.00	$952.34	$3.82	$1,000.00	$1,021.16	$3.95	0.78%
Blue Chip Growth	$1,000.00	$1,001.44	$4.11	$1,000.00	$1,020.96	$4.15	0.82%
Broad Cap Value Income#	$1,000.00	$1,006.91	$4.28	$1,000.00	$1,020.81	$4.31	0.85%
Capital Conservation	$1,000.00	$992.66	$3.25	$1,000.00	$1,021.81	$3.29	0.65%
Core Equity#	$1,000.00	$1,023.30	$3.75	$1,000.00	$1,021.36	$3.75	0.74%
Dividend Value	$1,000.00	$1,046.01	$4.15	$1,000.00	$1,021.01	$4.10	0.81%
Dynamic Allocation#	$1,000.00	$989.34	$1.55	$1,000.00	$1,023.51	$1.57	0.31%
Emerging Economies	$1,000.00	$883.01	$4.34	$1,000.00	$1,020.46	$4.66	0.92%
Global Real Estate	$1,000.00	$993.49	$4.25	$1,000.00	$1,020.81	$4.31	0.85%
Global Social Awareness	$1,000.00	$979.04	$3.13	$1,000.00	$1,021.91	$3.19	0.63%
Global Strategy	$1,000.00	$979.20	$3.23	$1,000.00	$1,021.81	$3.29	0.65%
Government Money Market I	$1,000.00	$1,007.46	$2.57	$1,000.00	$1,022.51	$2.59	0.51%
Government Securities	$1,000.00	$999.02	$3.36	$1,000.00	$1,021.71	$3.40	0.67%
Growth#	$1,000.00	$989.06	$3.69	$1,000.00	$1,021.36	$3.75	0.74%
Growth & Income#	$1,000.00	$1,030.59	$4.33	$1,000.00	$1,020.81	$4.31	0.85%
Health Sciences#	$1,000.00	$1,070.35	$5.40	$1,000.00	$1,019.85	$5.27	1.04%
Inflation Protected	$1,000.00	$984.38	$2.84	$1,000.00	$1,022.21	$2.89	0.57%
International Equities Index	$1,000.00	$920.38	$2.02	$1,000.00	$1,022.96	$2.13	0.42%
International Government Bond	$1,000.00	$970.79	$3.21	$1,000.00	$1,021.81	$3.29	0.65%
International Growth#	$1,000.00	$894.07	$4.37	$1,000.00	$1,020.46	$4.66	0.92%
International Value#†	$1,000.00	$897.84	$3.66	$1,000.00	$1,021.21	$3.90	0.77%
Large Cap Core	$1,000.00	$1,025.64	$4.21	$1,000.00	$1,020.91	$4.20	0.83%
Large Capital Growth	$1,000.00	$1,047.97	$3.80	$1,000.00	$1,021.36	$3.75	0.74%
Mid Cap Index	$1,000.00	$971.82	$1.73	$1,000.00	$1,023.31	$1.78	0.35%
Mid Cap Strategic Growth	$1,000.00	$985.49	$4.03	$1,000.00	$1,021.01	$4.10	0.81%
Nasdaq-100® Index#	$1,000.00	$999.28	$2.66	$1,000.00	$1,022.41	$2.69	0.53%
Science & Technology	$1,000.00	$938.02	$4.71	$1,000.00	$1,020.21	$4.91	0.97%
Small Cap Aggressive Growth#	$1,000.00	$923.36	$4.77	$1,000.00	$1,020.10	$5.01	0.99%
Small Cap#	$1,000.00	$982.67	$4.62	$1,000.00	$1,020.41	$4.71	0.93%
Small Cap Index	$1,000.00	$943.88	$1.95	$1,000.00	$1,023.06	$2.03	0.40%
Small Cap Special Values	$1,000.00	$944.36	$4.19	$1,000.00	$1,020.76	$4.36	0.86%
Small-Mid Growth#	$1,000.00	$983.38	$4.57	$1,000.00	$1,020.46	$4.66	0.92%
Stock Index	$1,000.00	$1,028.38	$1.68	$1,000.00	$1,023.41	$1.67	0.33%
Value#	$1,000.00	$1,008.39	$4.28	$1,000.00	$1,020.81	$4.31	0.85%

*

Expenses are equal to each Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days then divided by 365 days (to reflect the one-half year period). These ratios do not reflect fees and expenses associated with the Variable Contracts, Plans or IRA’s. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on expenses that apply to the Variable Contracts or your Plan/IRA document for details on the administrative fees charged by your Plan/IRA sponsor.

#

During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Funds or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived or assumed, the “Actual/Hypothetical Ending Account Value” would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2018” and the “Annualized Expense Ratio” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value” would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended November 30, 2018” and the “Annualized Expense Ratio” would have been lower.

†	See Note 1 to Financial Statements

3

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Registered Investment Companies	22.3%
Exchanged — Traded Funds	9.0
Diversified Financial Services	7.7
Diversified Banking Institutions	4.3
Banks — Commercial	4.2
Sovereign	2.5
Computer Services	2.0
Telephone — Integrated	1.9
Applications Software	1.7
Banks — Super Regional	1.5
Private Equity	1.3
Diversified Manufacturing Operations	1.3
Enterprise Software/Service	1.2
United States Treasury Notes	1.1
Finance — Credit Card	1.0
Pharmacy Services	1.0
Real Estate Investment Trusts	1.0
Gas — Distribution	1.0
Electronic Components — Semiconductors	1.0
Networking Products	0.9
Soap & Cleaning Preparation	0.8
Diversified Minerals	0.8
U.S. Government Treasuries	0.8
Metal — Diversified	0.8
Semiconductor Components — Integrated Circuits	0.7
Investment Companies	0.7
Industrial Automated/Robotic	0.7
Investment Management/Advisor Services	0.6
Electric — Integrated	0.6
Steel — Producers	0.6
Medical — Drugs	0.5
Insurance — Property/Casualty	0.5
Machinery — Electrical	0.5
Web Hosting/Design	0.5
Web Portals/ISP	0.5
Software Tools	0.4
Electronic Components-Misc.	0.4
Internet Security	0.4
Computer Data Security	0.4
Commercial Services — Finance	0.4
Medical — Biomedical/Gene	0.4
Instruments — Controls	0.3
Satellite Telecom	0.3
Semiconductor Equipment	0.3
Machinery — General Industrial	0.3
Chemicals — Specialty	0.3
Banks — Fiduciary	0.3
Oil Companies — Exploration & Production	0.3
Computers — Integrated Systems	0.3
Insurance — Multi-line	0.3
Oil — Field Services	0.3
Auto/Truck Parts & Equipment — Original	0.3
Retail — Apparel/Shoe	0.3
Aerospace/Defense — Equipment	0.3
Electronic Measurement Instruments	0.3
Food — Misc./Diversified	0.3
Medical Instruments	0.3
Water	0.3
Telecom Services	0.2
Transport — Services	0.2
Computers	0.2
Cellular Telecom	0.2
Aerospace/Defense	0.2
Distribution/Wholesale	0.2
Cosmetics & Toiletries	0.2
Retail — Restaurants	0.2
Computer Software	0.2
Retail — Discount	0.2
Oil Companies — Integrated	0.2
Real Estate Operation & Development	0.2

Internet Infrastructure Software	0.2
Commercial Services	0.2
Savings & Loans/Thrifts	0.2
Medical Products	0.2
Insurance — Life/Health	0.2
Chemicals — Diversified	0.2
E-Commerce/Products	0.2
Metal — Copper	0.2
E-Commerce/Services	0.2
Auto — Cars/Light Trucks	0.2
Telecommunication Equipment	0.2
Human Resources	0.2
Consulting Services	0.2
Food — Retail	0.2
Medical — HMO	0.2
Building & Construction Products — Misc.	0.2
Airlines	0.1
Machinery — Material Handling	0.1
Apparel Manufacturers	0.1
Power Converter/Supply Equipment	0.1
Metal Processors & Fabrication	0.1
Tobacco	0.1
Internet Content — Information/News	0.1
United States Treasury Bonds	0.1
Telecom Equipment — Fiber Optics	0.1
Footwear & Related Apparel	0.1
Building Products — Air & Heating	0.1
Office Automation & Equipment	0.1
Real Estate Management/Services	0.1
Building — Heavy Construction	0.1
Metal — Aluminum	0.1
Retail — Building Products	0.1
Finance — Investment Banker/Broker	0.1
Import/Export	0.1
Food — Wholesale/Distribution	0.1
Brewery	0.1
Building — Residential/Commercial	0.1
Retail — Automobile	0.1
Retail — Home Furnishings	0.1
Building & Construction — Misc.	0.1
Audio/Video Products	0.1
Finance — Other Services	0.1
Consumer Products — Misc.	0.1
Medical Labs & Testing Services	0.1
Venture Capital	0.1
Machinery — Construction & Mining	0.1
Internet Content — Entertainment	0.1
Entertainment Software	0.1
Electric Products — Misc.	0.1
Beverages — Non-alcoholic	0.1
Athletic Equipment	0.1
Paper & Related Products	0.1
Oil Refining & Marketing	0.1
Computer Aided Design	0.1
Internet Connectivity Services	0.1
Energy — Alternate Sources	0.1
Finance — Consumer Loans	0.1
Cable/Satellite TV	0.1
Rubber/Plastic Products	0.1
Multimedia	0.1
Electronic Forms	0.1
Appliances	0.1
Oil Field Machinery & Equipment	0.1
Office Supplies & Forms	0.1
Engineering/R&D Services	0.1
Medical — Generic Drugs	0.1
Publishing — Books	0.1
Auto Repair Centers	0.1
Toys	0.1

4

VALIC Company I Asset Allocation Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Publishing — Newspapers	0.1%
Disposable Medical Products	0.1
Hotels/Motels	0.1
Building Products — Wood	0.1
Medical — Wholesale Drug Distribution	0.1
Miscellaneous Manufacturing	0.1
Electronic Security Devices	0.1
Finance — Mortgage Loan/Banker	0.1
Finance — Leasing Companies	0.1
Non-Ferrous Metals	0.1
Containers — Paper/Plastic	0.1
Building — Maintenance & Services	0.1
Advertising Agencies	0.1
Schools	0.1

97.3%

*	Calculated as a percentage of net assets

5

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 48.1%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	835	$64,270

Aerospace/Defense — 0.2%
AeroVironment, Inc.†	196	15,014
Boeing Co.	383	132,809
Dassault Aviation SA	29	44,334
Kawasaki Heavy Industries, Ltd.	3,400	79,215
Lockheed Martin Corp.	118	35,451
National Presto Industries, Inc.	140	17,987
Raytheon Co.	35	6,137
Spirit AeroSystems Holdings, Inc., Class A	29	2,374

		333,321

Aerospace/Defense - Equipment — 0.3%
AAR Corp.	1,019	44,520
Aerojet Rocketdyne Holdings, Inc.†	646	22,746
Barnes Group, Inc.	425	25,521
Kaman Corp.	852	48,368
L3 Technologies, Inc.	955	175,042
Moog, Inc., Class A	670	58,592
Triumph Group, Inc.#	1,861	31,283

		406,072

Agricultural Chemicals — 0.0%
CF Industries Holdings, Inc.	283	11,940

Agricultural Operations — 0.0%
Andersons, Inc.	1,125	37,193
Archer-Daniels-Midland Co.	58	2,669

		39,862

Airlines — 0.1%
Allegiant Travel Co.	113	15,188
Delta Air Lines, Inc.	716	43,468
Hawaiian Holdings, Inc.	1,603	64,345
SkyWest, Inc.	1,571	90,615
Southwest Airlines Co.	5	273

		213,889

Airport Development/Maintenance — 0.0%
Flughafen Zurich AG	244	39,968

Apparel Manufacturers — 0.1%
Christian Dior SE	117	43,705
Matsuoka Corp.	600	17,249
Michael Kors Holdings, Ltd.†	125	5,469
Moncler SpA	2,268	74,156
Oxford Industries, Inc.	566	45,501
PVH Corp.	28	3,094
Ralph Lauren Corp.	71	7,909

		197,083

Appliances — 0.1%
iRobot Corp.†#	260	24,804
Rational AG	38	21,621
SEB SA	316	45,499

		91,924

Applications Software — 1.7%
CDK Global, Inc.	4,748	239,299
Ebix, Inc.	228	10,766
Intuit, Inc.	418	89,674
Microsoft Corp.	6,476	718,124
Nemetschek SE	211	25,591
PTC, Inc.†	400	34,596
Red Hat, Inc.†	108	19,284
salesforce.com, Inc.†	5,809	829,293

Security Description	Shares	Value (Note 2)

Applications Software (continued)
ServiceNow, Inc.†	2,774	$513,939
Tableau Software, Inc., Class A†	300	37,392

		2,517,958

Athletic Equipment — 0.1%
Amer Sports Oyj	1,543	57,785
Fox Factory Holding Corp.†	360	22,936
Vista Outdoor, Inc.†	2,202	25,103

		105,824

Athletic Footwear — 0.0%
NIKE, Inc., Class B	87	6,535

Audio/Video Products — 0.1%
Sony Corp.	2,300	121,755

Auto Repair Centers — 0.1%
Monro, Inc.#	1,009	82,052

Auto - Cars/Light Trucks — 0.2%
Suzuki Motor Corp.	1,900	94,653
Toyota Motor Corp.	2,500	150,467

		245,120

Auto - Heavy Duty Trucks — 0.0%
PACCAR, Inc.	135	8,400

Auto - Truck Trailers — 0.0%
Wabash National Corp.	855	13,287

Auto/Truck Parts & Equipment - Original — 0.3%
Allison Transmission Holdings, Inc.	835	39,337
American Axle & Manufacturing Holdings, Inc.†	3,696	46,015
BorgWarner, Inc.	230	9,103
Brembo SpA#	1,650	18,398
Cooper-Standard Holdings, Inc.†	565	41,313
Garrett Motion, Inc.†#	1,274	14,651
Gentherm, Inc.†	981	45,548
Hella GmbH & Co. KGaA	575	23,815
Koito Manufacturing Co., Ltd.	1,500	80,474
Lear Corp.	238	32,427
Methode Electronics, Inc.	939	28,452
Plastic Omnium SA	832	22,119
Schaeffler AG (Preference Shares)	2,160	18,588

		420,240

Auto/Truck Parts & Equipment - Replacement — 0.0%
Standard Motor Products, Inc.	556	29,284

B2B/E-Commerce — 0.0%
ePlus, Inc.†	139	11,363

Banks - Commercial — 3.5%
ABN AMRO Group NV CVA*	4,657	119,268
AIB Group PLC	24,646	108,225
Ameris Bancorp	891	38,162
Banco Bilbao Vizcaya Argentaria SA	48,874	278,839
Banco de Sabadell SA	7,548	9,674
BancorpSouth Bank	66	2,032
Bank of Hawaii Corp.#	232	18,502
Bank of Ireland Group PLC	12,232	77,457
Bank OZK	370	10,027
Bankia SA#	10,564	35,024
Banner Corp.	816	48,960
BB&T Corp.	4,313	220,394
CaixaBank SA	26,607	109,933
Cathay General Bancorp	134	5,302
Central Pacific Financial Corp.	914	25,629
Chemical Financial Corp.	113	5,334

6

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Chiba Bank, Ltd.	3,900	$25,616
Citizens Financial Group, Inc.	4,607	167,510
City Holding Co.	15	1,151
Columbia Banking System, Inc.	1,650	67,122
Commerzbank AG†	1,976	17,019
Community Bank System, Inc.#	1,454	95,470
Cullen/Frost Bankers, Inc.#	297	29,795
Customers Bancorp, Inc.†	923	18,008
CVB Financial Corp.	1,936	44,993
Danske Bank A/S	4,199	83,842
DNB ASA	5,319	91,671
East West Bancorp, Inc.	770	41,341
Erste Group Bank AG	1,343	53,010
Fidelity Southern Corp.	2,003	47,531
FinecoBank Banca Fineco SpA	5,111	54,834
First BanCorp./Puerto Rico	6,951	62,907
First Commonwealth Financial Corp.	1,663	23,182
First Financial Bancorp	2,168	60,531
First Financial Bankshares, Inc.#	1,070	70,106
First Midwest Bancorp, Inc.	3,303	77,918
Fulton Financial Corp.	356	6,198
Glacier Bancorp, Inc.	1,382	65,258
Great Western Bancorp, Inc.	1,915	71,468
Hancock Holding Co.†	82	3,298
Hanmi Financial Corp.	873	19,590
Home BancShares, Inc.	600	11,766
Hope Bancorp, Inc.	4,716	71,683
Independent Bank Corp./Massachusetts	537	43,159
ING Groep NV	30,079	366,130
International Bancshares Corp.	52	1,996
Intesa Sanpaolo SpA	108,747	252,302
Jyske Bank A/S	925	36,379
KBC Group NV	2,345	168,764
Komercni Banka AS	978	38,432
LegacyTexas Financial Group, Inc.	486	18,862
M&T Bank Corp.	1,300	219,713
MB Financial, Inc.	220	10,094
NBT Bancorp, Inc.	1,561	60,832
Nordea Bank Abp	15,906	141,157
OFG Bancorp	2,004	36,433
Old National Bancorp	4,649	87,076
Opus Bank	66	1,426
PacWest Bancorp	432	17,384
Raiffeisen Bank International AG	2,695	79,610
Regions Financial Corp.	13,837	227,619
S&T Bancorp, Inc.	1,436	60,700
ServisFirst Bancshares, Inc.	501	19,724
Simmons First National Corp., Class A	2,962	87,083
Skandinaviska Enskilda Banken AB, Class A	6,399	66,730
Southside Bancshares, Inc.	1,871	63,857
SVB Financial Group†	114	29,048
Svenska Handelsbanken AB, Class A	12,527	138,006
Swedbank AB, Class A	4,024	93,589
Sydbank A/S	916	22,602
Synovus Financial Corp.	3,291	124,433
TCF Financial Corp.	6	135
Texas Capital Bancshares, Inc.†	76	4,534
Tompkins Financial Corp.#	52	4,252
TrustCo Bank Corp.	5,146	40,602
Trustmark Corp.	72	2,328
UMB Financial Corp.	94	6,361
Umpqua Holdings Corp.	632	12,160
Unione di Banche Italiane SpA	12,074	38,915
United Bankshares, Inc.	361	13,057
United Community Banks, Inc.	1,786	46,168

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Valley National Bancorp#	661	$7,152
Westamerica Bancorporation	1,019	64,401

		5,248,785

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp.	5,465	280,409
Boston Private Financial Holdings, Inc.	4,429	56,204
Northern Trust Corp.	470	46,638
State Street Corp.	1,103	80,541

		463,792

Banks - Mortgage — 0.0%
Walker & Dunlop, Inc.	455	21,490

Banks - Super Regional — 1.5%
Comerica, Inc.	1,986	157,251
Fifth Third Bancorp	8,328	232,601
KeyCorp	5,809	106,537
National Bank Holdings Corp., Class A	705	26,247
PNC Financial Services Group, Inc.	2,008	272,646
SunTrust Banks, Inc.	3,650	228,819
US Bancorp	5,975	325,399
Wells Fargo & Co.	15,958	866,200

		2,215,700

Beverages - Non-alcoholic — 0.1%
Coca-Cola Co.	373	18,799
PepsiCo, Inc.	717	87,431

		106,230

Beverages - Wine/Spirits — 0.0%
Davide Campari-Milano SpA	5,882	49,157

Brewery — 0.1%
Asahi Group Holdings, Ltd.	2,000	83,760
Molson Coors Brewing Co., Class B	56	3,683
Royal Unibrew A/S	579	41,938

		129,381

Building & Construction Products - Misc. — 0.2%
American Woodmark Corp.†	176	11,773
Gibraltar Industries, Inc.†	1,197	43,283
Imerys SA	423	22,709
Nichias Corp.	1,200	23,289
Patrick Industries, Inc.†	283	11,241
Quanex Building Products Corp.	788	12,442
Simpson Manufacturing Co., Inc.	386	22,581
Trex Co., Inc.†	535	34,096
Wienerberger AG	1,530	34,337

		215,751

Building & Construction - Misc. — 0.1%
Comfort Systems USA, Inc.	359	18,905
HOCHTIEF AG	236	33,486
MYR Group, Inc.†	569	17,810
Penta-Ocean Construction Co., Ltd.	5,600	35,349
TopBuild Corp.†	383	19,514

		125,064

Building Products - Air & Heating — 0.1%
Daikin Industries, Ltd.	900	100,077
Johnson Controls International PLC	469	16,312
Nibe Industrier AB, Class B	4,404	45,743

		162,132

7

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building Products - Doors & Windows — 0.0%
Apogee Enterprises, Inc.	347	$12,648
PGT Innovations, Inc.†	740	14,260

		26,908

Building Products - Wood — 0.1%
Boise Cascade Co.	1,369	36,388
Universal Forest Products, Inc.	1,401	38,752

		75,140

Building - Heavy Construction — 0.1%
Ackermans & van Haaren NV	287	46,124
Aegion Corp.†	1,737	33,177
Arcosa, Inc.†	1,775	48,528
Boskalis Westminster NV#	1,092	30,363

		158,192

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	2,095	66,370

Building - Mobile Home/Manufactured Housing — 0.0%
Cavco Industries, Inc.†	86	14,152
LCI Industries	267	20,661

		34,813

Building - Residential/Commercial — 0.1%
M/I Homes, Inc.†	854	20,103
MDC Holdings, Inc.	1,021	30,068
Meritage Homes Corp.†	942	36,032
Open House Co., Ltd.	1,000	35,590
PulteGroup, Inc.	278	7,373

		129,166

Cable/Satellite TV — 0.1%
Charter Communications, Inc., Class A†	24	7,901
Comcast Corp., Class A	1,370	53,444
DISH Network Corp., Class A†	100	3,276
Telenet Group Holding NV	669	33,199

		97,820

Capacitors — 0.0%
KEMET Corp.	603	12,349

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	6	656

Cellular Telecom — 0.2%
1&1 Drillisch AG	614	30,818
8x8, Inc.†	2,011	39,637
ATN International, Inc.	1,911	161,594
Sprint Corp.†	1,783	11,197
Sunrise Communications Group AG*	410	35,929
Tele2 AB, Class B	4,563	57,126

		336,301

Chemicals - Diversified — 0.2%
AdvanSix, Inc.†	481	13,810
DowDuPont, Inc.	49	2,835
Eastman Chemical Co.	555	43,745
Innophos Holdings, Inc.	600	16,644
Innospec, Inc.	569	41,958
Kureha Corp.	300	21,026
LyondellBasell Industries NV, Class A	721	67,276
Quaker Chemical Corp.	249	51,354
Westlake Chemical Corp.	23	1,667

		260,315

Security Description	Shares	Value (Note 2)

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.#	1,266	$18,673

Chemicals - Plastics — 0.0%
A. Schulman, Inc. CVR†(1)(2)	1,774	2,581
Sumitomo Bakelite Co., Ltd.	1,500	54,500

		57,081

Chemicals - Specialty — 0.3%
Balchem Corp.	618	53,581
Fuchs Petrolub SE (Preference Shares)	905	37,431
H.B. Fuller Co.	1,147	55,331
Hawkins, Inc.	418	17,447
IMCD NV	684	45,476
Ingevity Corp.†	383	37,538
Kraton Corp.†	474	12,419
Nolato AB	220	9,588
Rogers Corp.†	173	22,258
Shin-Etsu Chemical Co., Ltd.	800	71,427
Stepan Co.	654	52,856
Toray Industries, Inc.	6,700	52,582

		467,934

Circuit Boards — 0.0%
TTM Technologies, Inc.†	965	11,474

Coal — 0.0%
CONSOL Energy, Inc.†	313	10,755
SunCoke Energy, Inc.†	1,735	16,933

		27,688

Coatings/Paint — 0.0%
Sherwin-Williams Co.	30	12,722

Commercial Services — 0.2%
Cintas Corp.	8	1,499
HMS Holdings Corp.†	1,837	65,654
Medifast, Inc.	108	16,038
Nutrisystem, Inc.#	354	13,165
Team, Inc.†#	939	15,691
Wirecard AG	1,106	167,235

		279,282

Commercial Services - Finance — 0.4%
Automatic Data Processing, Inc.	35	5,160
Cardtronics PLC, Class A†	1,280	41,523
EVERTEC, Inc.	1,509	41,241
Experian PLC	14,299	348,718
FleetCor Technologies, Inc.†	26	5,028
Green Dot Corp., Class A†	425	35,419
Morningstar, Inc.	128	15,122
PayPal Holdings, Inc.†	55	4,720
Travelport Worldwide, Ltd.	3,944	60,264

		557,195

Computer Aided Design — 0.1%
Autodesk, Inc.†	725	104,762

Computer Data Security — 0.4%
Check Point Software Technologies, Ltd.†	1,932	216,017
Fortinet, Inc.†	4,107	303,261
OneSpan, Inc.†	901	15,290
Qualys, Inc.†	304	23,943

		558,511

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	721	12,437

8

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services — 2.0%
Accenture PLC, Class A	3,112	$511,986
Amdocs, Ltd.	346	22,459
Atos SE	1,666	142,009
CACI International, Inc., Class A†	712	117,416
Capgemini SE	1,720	200,801
Cognizant Technology Solutions Corp., Class A	3,691	262,910
DXC Technology Co.	3,016	190,129
Engility Holdings, Inc.†	503	15,729
ExlService Holdings, Inc.†	308	17,852
Fujitsu, Ltd.	2,300	141,568
Insight Enterprises, Inc.†	1,146	51,089
International Business Machines Corp.	4,054	503,790
Leidos Holdings, Inc.	994	62,622
NEC Corp.	6,600	204,729
Nihon Unisys, Ltd.	2,500	63,758
Nomura Research Institute, Ltd.	1,700	74,997
NTT Data Corp.	16,900	196,520
Perspecta, Inc.	3,500	73,885
SCSK Corp.	2,200	87,367
Sopra Steria Group	214	21,898
Sykes Enterprises, Inc.†	1,561	43,115
Unisys Corp.†#	1,003	13,560
Virtusa Corp.†	329	14,584

		3,034,773

Computer Software — 0.2%
Akamai Technologies, Inc.†	29	1,994
Citrix Systems, Inc.	88	9,589
Software AG	669	27,255
Splunk, Inc.†	1,880	210,052
TiVo Corp.	4,049	40,085

		288,975

Computers — 0.2%
Apple, Inc.	1,675	299,121
Hewlett Packard Enterprise Co.	87	1,305
HP, Inc.	1,612	37,076

		337,502

Computers - Integrated Systems — 0.3%
Agilysys, Inc.†	660	10,883
Cray, Inc.†	1,535	40,232
Cubic Corp.	556	34,022
Ingenico Group SA	2,310	166,990
Mercury Systems, Inc.†	454	23,522
MTS Systems Corp.	521	26,805
OBIC Co., Ltd.	700	60,544
Otsuka Corp.	2,700	90,929

		453,927

Computers - Memory Devices — 0.0%
NetApp, Inc.	64	4,280

Computers - Other — 0.0%
3D Systems Corp.†	3,676	45,509

Computers - Periphery Equipment — 0.0%
Electronics For Imaging, Inc.†	1,496	41,409

Consulting Services — 0.2%
Booz Allen Hamilton Holding Corp.	1,300	66,703
FTI Consulting, Inc.†	1,131	79,453
Kelly Services, Inc., Class A	855	19,596
Link And Motivation, Inc.	2,300	21,284
Navigant Consulting, Inc.	1,786	45,757

		232,793

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 0.1%
Central Garden & Pet Co., Class A†	627	$19,500
Kimberly-Clark Corp.	492	56,762
WD-40 Co.#	239	41,748

		118,010

Containers - Metal/Glass — 0.0%
Gerresheimer AG	409	29,128

Containers - Paper/Plastic — 0.1%
Packaging Corp. of America	154	15,064
Rengo Co., Ltd.	6,200	52,616

		67,680

Cosmetics & Toiletries — 0.2%
Avon Products, Inc.†	15,433	32,718
Colgate-Palmolive Co.	1,502	95,407
Fancl Corp.	1,100	28,733
Kao Corp.	500	36,841
Pola Orbis Holdings, Inc.	2,100	59,347
Procter & Gamble Co.	712	67,291

		320,337

Cruise Lines — 0.0%
Carnival Corp.	934	56,311
Norwegian Cruise Line Holdings, Ltd.†	8	410

		56,721

Data Processing/Management — 0.0%
Bottomline Technologies, Inc.†	324	17,843
Broadridge Financial Solutions, Inc.	69	7,305
CSG Systems International, Inc.	869	30,476
Fidelity National Information Services, Inc.	27	2,914

		58,538

Dental Supplies & Equipment — 0.0%
Align Technology, Inc.†	3	690

Diagnostic Equipment — 0.0%
BioTelemetry, Inc.†	321	22,772
Repligen Corp.†#	387	25,027

		47,799

Diagnostic Kits — 0.0%
DiaSorin SpA	246	20,924
Meridian Bioscience, Inc.	775	14,678
OraSure Technologies, Inc.†	945	12,002

		47,604

Direct Marketing — 0.0%
DKSH Holding AG	410	27,793

Disposable Medical Products — 0.1%
CONMED Corp.	604	41,048
ICU Medical, Inc.†	23	5,531
Merit Medical Systems, Inc.†	505	31,840

		78,419

Distribution/Wholesale — 0.2%
Anixter International, Inc.†	893	57,117
Copart, Inc.†	217	11,106
Core-Mark Holding Co., Inc.	1,482	38,947
Dorman Products, Inc.†	607	53,331
Fossil Group, Inc.†#	1,034	19,987
G-III Apparel Group, Ltd.†	1,351	54,148
ScanSource, Inc.†	1,021	38,839
WW Grainger, Inc.	181	56,841

		330,316

9

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Banking Institutions — 4.3%
Banco Santander SA	118,745	$565,438
Bank of America Corp.	49,708	1,411,707
BNP Paribas SA	8,408	423,465
Citigroup, Inc.	8,765	567,884
Credit Agricole SA	7,284	90,501
Credit Suisse Group AG	20,544	243,259
Deutsche Bank AG	8,934	81,583
Goldman Sachs Group, Inc.	883	168,379
JPMorgan Chase & Co.	17,190	1,911,356
Mitsubishi UFJ Financial Group, Inc.	15,200	82,940
Morgan Stanley	4,919	218,354
Natixis SA	13,591	75,432
Societe Generale SA	4,009	147,639
Sumitomo Mitsui Financial Group, Inc.	2,900	106,483
UBS Group AG	22,847	310,003
UniCredit SpA	10,449	134,806

		6,539,229

Diversified Financial Services — 0.0%
Cembra Money Bank AG	366	30,584

Diversified Manufacturing Operations — 0.4%
3M Co.	178	37,010
Aalberts Industries NV	1,248	44,050
Actuant Corp., Class A	1,561	39,962
Eaton Corp. PLC	688	52,935
EnPro Industries, Inc.	234	16,469
Fabrinet†	1,202	63,381
Federal Signal Corp.	1,572	36,879
General Electric Co.	1,330	9,975
Harsco Corp.†	763	20,410
Ingersoll-Rand PLC	228	23,602
Parker-Hannifin Corp.	7	1,204
Siemens AG	2,494	288,859
Standex International Corp.	189	15,063
Textron, Inc.	27	1,516
Tredegar Corp.	865	14,411

		665,726

Diversified Minerals — 0.8%
Anglo American PLC	8,875	177,347
BHP Billiton, Ltd.	27,055	601,207
BHP Group PLC	17,792	341,935
Lundin Mining Corp.	5,544	24,160
Sumitomo Metal Mining Co., Ltd.	3,700	107,814

		1,252,463

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	310	15,608

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	7	283

E-Commerce/Products — 0.2%
Amazon.com, Inc.†	121	204,511
Delivery Hero SE†*	1,388	50,932
eBay, Inc.†	92	2,746

		258,189

E-Commerce/Services — 0.2%
Booking Holdings, Inc.†	44	83,243
Expedia Group, Inc.	92	11,113
Scout24 AG*	1,265	52,711
Shutterfly, Inc.†#	646	32,293
SMS Co., Ltd.	2,400	39,570
Stamps.com, Inc.†	161	27,605

		246,535

Security Description	Shares	Value (Note 2)

E-Marketing/Info — 0.0%
New Media Investment Group, Inc.	2,356	$31,099

E-Services/Consulting — 0.0%
CDW Corp.	1	93
Perficient, Inc.†	1,581	40,015

		40,108

Electric Products - Misc. — 0.1%
AMETEK, Inc.	271	19,899
Casio Computer Co., Ltd#	4,200	58,604
Mabuchi Motor Co., Ltd.#	800	27,873

		106,376

Electric - Distribution — 0.0%
CenterPoint Energy, Inc.	2,169	60,754

Electric - Generation — 0.0%
CEZ AS	2,115	50,406

Electric - Integrated — 0.6%
A2A SpA	20,392	34,319
AES Corp.	3,853	59,683
American Electric Power Co., Inc.	84	6,530
Avista Corp#	7,785	404,976
Edison International	569	31,477
El Paso Electric Co.	4,098	226,824
Entergy Corp.	581	50,582
Hawaiian Electric Industries, Inc.	249	9,542
Southern Co.	632	29,912

		853,845

Electronic Components - Misc. — 0.4%
Benchmark Electronics, Inc.	1,649	39,312
Comtech Telecommunications Corp.	711	18,159
Hoya Corp.	800	49,108
Knowles Corp.†	3,095	47,168
Minebea Mitsumi, Inc.	5,600	90,871
Nidec Corp.	800	106,559
Omron Corp.	2,900	127,597
OSI Systems, Inc.†	427	30,915
Plexus Corp.†	1,001	61,101
Sanmina Corp.†	2,150	58,136

		628,926

Electronic Components - Semiconductors — 1.0%
Broadcom, Inc.	888	210,820
CEVA, Inc.†	424	11,020
CTS Corp.	467	13,548
Diodes, Inc.†	1,403	48,866
Intel Corp.	1,673	82,496
IPG Photonics Corp.†#	232	32,979
Megachips Corp#	700	16,970
Melexis NV	222	13,124
Microchip Technology, Inc.#	896	67,200
Micron Technology, Inc.†	205	7,905
NVIDIA Corp.	945	154,441
ON Semiconductor Corp.†	8,740	167,633
Photronics, Inc.†	2,157	20,923
Qorvo, Inc.†	57	3,751
Rambus, Inc.†	1,558	13,586
Semtech Corp.†	1,190	63,475
SOITEC†	207	12,716
STMicroelectronics NV#	5,500	81,160
Texas Instruments, Inc.	3,579	357,363
Xilinx, Inc.	1,071	99,046

		1,479,022

10

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Connectors — 0.0%
TE Connectivity, Ltd.	294	$22,617

Electronic Forms — 0.1%
Adobe, Inc.†	377	94,586

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	349	19,370
FARO Technologies, Inc.†	247	12,281
FLIR Systems, Inc.	720	33,019
Itron, Inc.†	810	43,870
National Instruments Corp.	2,300	112,608
Sartorius AG (Preference Shares)	443	56,613
Trimble, Inc.†	1,047	39,817
Yokogawa Electric Corp.	3,800	69,830

		387,408

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	713	36,256
dormakaba Holding AG	38	27,150
Resideo Technologies, Inc.†	477	9,841

		73,247

Energy - Alternate Sources — 0.1%
Green Plains, Inc#	1,050	17,062
Renewable Energy Group, Inc.†#	1,240	33,418
REX American Resources Corp.†	223	15,519
SolarEdge Technologies, Inc.†#	834	32,468

		98,467

Engineering/R&D Services — 0.1%
Altran Technologies SA#	2,235	22,229
COMSYS Holdings Corp.	1,600	41,323
Exponent, Inc.	452	22,744

		86,296

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	2,049	30,571

Enterprise Software/Service — 1.2%
Donnelley Financial Solutions, Inc.†	964	16,060
Guidewire Software, Inc.†	2,100	195,216
LivePerson, Inc.†	1,472	27,777
ManTech International Corp., Class A	937	52,753
MicroStrategy, Inc., Class A†	241	31,243
Omnicell, Inc.†	364	28,112
Oracle Corp.	819	39,935
Oracle Corp. Japan	900	58,474
Progress Software Corp.	476	16,736
SPS Commerce, Inc.†	188	16,023
Tyler Technologies, Inc.†	1,300	250,588
Ultimate Software Group, Inc.†	1,000	263,920
Veeva Systems, Inc., Class A†	3,130	300,981
Workday, Inc., Class A†	2,742	449,688

		1,747,506

Entertainment Software — 0.1%
Activision Blizzard, Inc.	279	13,916
Capcom Co., Ltd.	4,700	92,476

		106,392

Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.	932	56,815

Filtration/Separation Products — 0.0%
ESCO Technologies, Inc.	260	18,273

Finance - Consumer Loans — 0.1%
Enova International, Inc.†	1,294	28,649

Security Description	Shares	Value (Note 2)

Finance - Consumer Loans (continued)
PRA Group, Inc.†#	1,517	$46,299
Synchrony Financial	200	5,196
World Acceptance Corp.†	165	17,975

		98,119

Finance - Credit Card — 0.2%
Capital One Financial Corp.	785	70,399
Discover Financial Services	449	32,014
Mastercard, Inc., Class A	325	65,348
Visa, Inc., Class A	1,070	151,629

		319,390

Finance - Investment Banker/Broker — 0.1%
Charles Schwab Corp.	76	3,405
E*TRADE Financial Corp.	756	39,531
INTL. FCStone, Inc.†	462	18,000
Investment Technology Group, Inc.	1,350	40,675
Piper Jaffray Cos.	511	36,470

		138,081

Finance - Leasing Companies — 0.1%
GRENKE AG	329	28,064
Tokyo Century Corp.	900	43,012

		71,076

Finance - Mortgage Loan/Banker — 0.1%
Aareal Bank AG	779	25,550
LendingTree, Inc.†#	21	5,467
Zenkoku Hosho Co., Ltd.	1,200	41,044

		72,061

Finance - Other Services — 0.1%
Bolsas y Mercados Espanoles	957	27,919
Cboe Global Markets, Inc.	92	9,901
Euronext NV*	692	40,526
HomeStreet, Inc.†	973	25,901
WageWorks, Inc.†	467	15,565

		119,812

Financial Guarantee Insurance — 0.0%
NMI Holdings, Inc., Class A†	761	14,870

Firearms & Ammunition — 0.0%
Axon Enterprise, Inc.†	517	22,474
Sturm Ruger & Co., Inc.	231	12,384

		34,858

Fisheries — 0.0%
Salmar ASA	560	31,662

Food - Baking — 0.0%
Aryzta AG†	1,192	1,598

Food - Confectionery — 0.0%
Barry Callebaut AG	29	49,110
Hershey Co.	3	325

		49,435

Food - Dairy Products — 0.0%
Dean Foods Co.#	2,419	12,192
Glanbia PLC	2,639	47,574

		59,766

Food - Meat Products — 0.0%
Tyson Foods, Inc., Class A	8	472

Food - Misc./Diversified — 0.3%
Axfood AB	1,152	20,025

11

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Food - Misc./Diversified (continued)
B&G Foods, Inc.#	1,194	$36,214
Cal-Maine Foods, Inc.#	702	32,797
Conagra Brands, Inc.	1,791	57,921
Corbion NV	650	18,851
Darling Ingredients, Inc.†	3,211	70,257
Fuji Oil Co., Ltd.	1,200	38,374
General Mills, Inc.	58	2,454
Ingredion, Inc.	194	20,265
J&J Snack Foods Corp.	134	21,021
John B. Sanfilippo & Son, Inc.	263	16,364
Kellogg Co.	149	9,484
Kraft Heinz Co.	78	3,987
Mondelez International, Inc., Class A	11	495
Viscofan SA	508	29,041

		377,550

Food - Retail — 0.2%
Colruyt SA#	739	47,231
Distribuidora Internacional de Alimentacion SA#	6,779	5,083
ICA Gruppen AB	1,006	36,478
Kesko Oyj, Class B	890	51,990
Kroger Co.	129	3,826
Seven & i Holdings Co., Ltd.	1,900	82,919

		227,527

Food - Wholesale/Distribution — 0.1%
Calavo Growers, Inc.#	157	15,430
Chefs’ Warehouse, Inc.†	307	11,700
SpartanNash Co.	963	18,056
Sysco Corp.	827	55,740
United Natural Foods, Inc.†	1,663	35,937

		136,863

Footwear & Related Apparel — 0.1%
Crocs, Inc.†	693	19,265
Steven Madden, Ltd.	1,578	50,859
Wolverine World Wide, Inc.	2,934	101,517

		171,641

Funeral Services & Related Items — 0.0%
Matthews International Corp., Class A	1,087	45,795

Gambling (Non-Hotel) — 0.0%
International Game Technology PLC#	122	2,100

Gas - Distribution — 1.0%
Italgas SpA	6,366	34,116
Northwest Natural Holding Co.	3,526	233,879
Rubis SCA	934	50,488
South Jersey Industries, Inc#.	10,341	322,639
Spire, Inc.	10,649	840,313

		1,481,435

Golf — 0.0%
Callaway Golf Co.	1,615	27,665

Hazardous Waste Disposal — 0.0%
US Ecology, Inc.	185	12,889

Home Furnishings — 0.0%
Ethan Allen Interiors, Inc.	871	18,099
Sleep Number Corp.†	384	14,723

		32,822

Hotels/Motels — 0.1%
Belmond, Ltd., Class A†	3,063	55,746
Marcus Corp.	508	21,570

		77,316

Security Description	Shares	Value (Note 2)

Human Resources — 0.2%
AMN Healthcare Services, Inc.†	446	$28,410
Heidrick & Struggles International, Inc.	512	18,770
Insperity, Inc.	332	33,214
Korn/Ferry International	529	25,905
ManpowerGroup, Inc.	73	5,926
Recruit Holdings Co., Ltd.	1,800	49,568
Resources Connection, Inc.	1,192	20,073
Robert Half International, Inc.	212	13,108
TrueBlue, Inc.†	1,652	41,713

		236,687

Identification Systems — 0.0%
Brady Corp., Class A	1,067	46,479

Import/Export — 0.1%
ITOCHU Corp.	4,700	83,533
Mitsui & Co., Ltd.	3,400	53,433

		136,966

Industrial Automated/Robotic — 0.7%
Cognex Corp.	733	32,267
FANUC Corp.	900	155,129
Harmonic Drive Systems, Inc.#	3,000	101,373
Keyence Corp.	800	434,128
Rockwell Automation, Inc.	1,109	193,343
THK Co., Ltd.	2,000	45,826
Yaskawa Electric Corp.	1,300	40,589

		1,002,655

Instruments - Controls — 0.3%
Honeywell International, Inc.	3,146	461,676
Watts Water Technologies, Inc., Class A	633	46,690

		508,366

Insurance - Life/Health — 0.2%
Aflac, Inc.	885	40,480
American Equity Investment Life Holding Co.	2,765	94,369
Athene Holding, Ltd., Class A†	62	2,696
Dai-ichi Life Holdings, Inc.	6,800	118,605
Prudential Financial, Inc.	80	7,501
Unum Group	47	1,688

		265,339

Insurance - Multi-line — 0.3%
Allstate Corp.	831	74,117
ASR Nederland NV	1,913	82,793
CNA Financial Corp.	48	2,252
Hartford Financial Services Group, Inc.	805	35,573
Horace Mann Educators Corp.	1,362	54,861
Loews Corp.	1,079	51,857
Mapfre SA	12,943	37,019
Storebrand ASA	6,091	47,962
United Fire Group, Inc.	823	44,335

		430,769

Insurance - Property/Casualty — 0.5%
Ambac Financial Group, Inc.†	1,549	27,076
American National Insurance Co.	103	13,144
AMERISAFE, Inc.	342	22,090
Berkshire Hathaway, Inc., Class B†	614	133,999
Employers Holdings, Inc.	903	40,590
Fidelity National Financial, Inc.	27	907
Gjensidige Forsikring ASA	2,457	38,480
James River Group Holdings, Ltd.	477	18,155
MS&AD Insurance Group Holdings, Inc.	3,900	118,422
Navigators Group, Inc.	469	32,581

12

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty (continued)
ProAssurance Corp.	1,038	$45,392
Progressive Corp.	789	52,303
RLI Corp.	732	55,500
Safety Insurance Group, Inc.	364	31,966
Selective Insurance Group, Inc.	913	60,596
Stewart Information Services Corp.	1,160	48,790
Tryg A/S	1,571	39,179
Universal Insurance Holdings, Inc.	344	15,098

		794,268

Internet Connectivity Services — 0.1%
Cogent Communications Holdings, Inc.	2,119	102,750

Internet Content - Entertainment — 0.1%
Facebook, Inc., Class A†	672	94,490
Netflix, Inc.†	46	13,162

		107,652

Internet Content - Information/News — 0.1%
SINA Corp.†	2,897	187,639

Internet Gambling — 0.0%
Kindred Group PLC SDR	2,994	29,242

Internet Infrastructure Software — 0.2%
F5 Networks, Inc.†	1,625	279,451

Internet Security — 0.4%
Palo Alto Networks, Inc.†	1,663	287,616
Symantec Corp.	10,023	221,608
Trend Micro, Inc.	1,800	103,229

		612,453

Investment Companies — 0.7%
Apollo Investment Corp.	13,674	71,789
Barings BDC, Inc.	2,256	22,605
BlackRock TCP Capital Corp.	3,700	53,169
Corporate Capital Trust, Inc.#	8,667	120,298
FS Investment Corp.#	15,460	92,296
Goldman Sachs BDC, Inc.#	2,537	53,353
Golub Capital BDC, Inc.#	3,763	69,653
L E Lundbergforetagen AB, Class B	967	28,986
Main Street Capital Corp.#	3,408	130,356
Medley Capital Corp.	2,286	7,955
New Mountain Finance Corp.#	4,472	60,864
Oaktree Specialty Lending Corp.	7,940	37,794
Pargesa Holding SA	494	34,290
Prospect Capital Corp.#	21,016	144,170
Solar Capital, Ltd.	2,754	58,357
Solar Senior Capital, Ltd.	4	62
Stellus Capital Investment Corp.	4	55
TCG BDC, Inc#.	3,940	61,070

		1,047,122

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	56	6,223
Ameriprise Financial, Inc.	246	31,919
Amundi SA*	642	36,797
Ares Management Corp., Class A	5,730	128,581
Azimut Holding SpA#	1,521	18,756
BlackRock, Inc.	96	41,089
Blucora, Inc.†	1,964	60,805
Hamilton Lane, Inc., Class A	1,470	55,595
Partners Group Holding AG	710	466,610
Virtus Investment Partners, Inc.	336	31,920
Waddell & Reed Financial, Inc., Class A	2,658	54,117
WisdomTree Investments, Inc.	1,502	10,649

		943,061

Security Description	Shares	Value (Note 2)

Lasers - System/Components — 0.0%
II-VI, Inc.†	542	$20,282

Leisure Products — 0.0%
Yamaha Corp.	1,100	47,386

Lighting Products & Systems — 0.0%
Signify NV*	1,319	35,088

Linen Supply & Related Items — 0.0%
UniFirst Corp.	317	48,948

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	922	32,888
Caterpillar, Inc.	99	13,431
Komatsu, Ltd.	2,300	61,454

		107,773

Machinery - Electrical — 0.5%
ABB, Ltd.	11,757	238,902
Disco Corp.	400	58,318
Franklin Electric Co., Inc.	845	38,236
Fuji Electric Co., Ltd.	2,800	87,936
Hitachi, Ltd.	6,200	179,585
Konecranes OYJ	871	29,688
Mitsubishi Electric Corp.	6,800	89,818

		722,483

Machinery - Farming — 0.0%
Husqvarna AB, Class B	5,390	42,520

Machinery - General Industrial — 0.3%
Albany International Corp., Class A	275	19,899
Applied Industrial Technologies, Inc.	1,203	78,472
Bucher Industries AG	84	22,892
Chart Industries, Inc.†	971	61,717
Duerr AG	637	23,665
DXP Enterprises, Inc.†	465	16,847
Hexagon AB, Class B	2,842	142,053
OC Oerlikon Corp. AG	2,520	29,644
Shima Seiki Manufacturing, Ltd.	1,100	34,111
Stabilus SA	271	19,498
Tennant Co.	607	36,329
Zardoya Otis SA	2,066	14,742

		499,869

Machinery - Material Handling — 0.1%
Daifuku Co., Ltd.	3,000	153,548
Dover Corp.	687	58,319

		211,867

Machinery - Pumps — 0.0%
SPX FLOW, Inc.†	1,419	53,255

Machinery - Thermal Process — 0.0%
Nissei ASB Machine Co., Ltd.	700	25,225

Medical Information Systems — 0.0%
athenahealth, Inc.†	48	6,389
Cerner Corp.†	259	14,998
Tabula Rasa HealthCare, Inc.†#	181	13,662

		35,049

Medical Instruments — 0.3%
Ambu A/S, Class B	1,961	39,397
AngioDynamics, Inc.†	1,184	25,444
Edwards Lifesciences Corp.†	261	42,285
Getinge AB, Class B	2,904	30,135
Intuitive Surgical, Inc.†	42	22,297
Medtronic PLC	403	39,305

13

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Instruments (continued)
Natus Medical, Inc.†	1,027	$36,335
Shimadzu Corp.	3,600	84,244
Sysmex Corp.	300	16,010
Topcon Corp.	2,700	41,695

		377,147

Medical Labs & Testing Services — 0.1%
BioMerieux	555	39,213
PeptiDream, Inc.†#	1,300	53,318
Quest Diagnostics, Inc.	284	25,154

		117,685

Medical Products — 0.2%
Abbott Laboratories	396	29,324
ABIOMED, Inc.†	72	23,953
Baxter International, Inc.	60	4,113
CryoLife, Inc.†	1,087	32,958
CYBERDYNE, Inc.†	1,700	12,111
GN Store Nord A/S	1,761	61,832
Integer Holdings Corp.†	282	24,979
Luminex Corp#.	498	14,626
Orthofix Medical, Inc.†	248	14,942
Stryker Corp.	10	1,755
Tactile Systems Technology, Inc.†	187	10,517
William Demant Holding A/S†#	1,415	41,333

		272,443

Medical - Biomedical/Gene — 0.4%
Acorda Therapeutics, Inc.†	1,080	22,064
AMAG Pharmaceuticals, Inc.†#	974	17,581
Amgen, Inc.	604	125,783
Biogen, Inc.†	230	76,756
Cambrex Corp.†	661	31,616
Celgene Corp.†	16	1,156
Emergent BioSolutions, Inc.†	425	30,957
Gilead Sciences, Inc.	223	16,043
H. Lundbeck A/S	803	33,091
Illumina, Inc.†	71	23,962
Innoviva, Inc.†#	771	14,078
Medicines Co.†#	1,567	34,678
Myriad Genetics, Inc.†#	686	22,117
Regeneron Pharmaceuticals, Inc.†	13	4,753
REGENXBIO, Inc.†#	641	38,402
Spectrum Pharmaceuticals, Inc.†#	1,101	15,920
Swedish Orphan Biovitrum AB†	2,146	46,364

		555,321

Medical - Drugs — 0.5%
AbbVie, Inc.	1,051	99,078
Allergan PLC	76	11,902
Bristol-Myers Squibb Co.	957	51,161
Corcept Therapeutics, Inc.†#	1,120	15,602
Enanta Pharmaceuticals, Inc.†	167	13,216
Ipsen SA	474	61,144
Jazz Pharmaceuticals PLC†	204	30,845
Johnson & Johnson	798	117,226
Merck & Co., Inc.	582	46,176
Pfizer, Inc.	1,775	82,058
Phibro Animal Health Corp., Class A	355	12,034
Recordati SpA	1,325	42,710
Shionogi & Co., Ltd.	2,400	158,846
Supernus Pharmaceuticals, Inc.†	496	23,520
Vanda Pharmaceuticals, Inc.†	627	15,700
Zoetis, Inc.	385	36,140

		817,358

Security Description	Shares	Value (Note 2)

Medical - Generic Drugs — 0.1%
Endo International PLC†	6,074	$73,070
Momenta Pharmaceuticals, Inc.†	894	10,585

		83,655

Medical - HMO — 0.2%
Centene Corp.†	89	12,660
Cigna Corp.	224	50,037
Humana, Inc.	6	1,977
Magellan Health, Inc.†	806	43,943
Tivity Health, Inc.†#	410	16,794
UnitedHealth Group, Inc.	323	90,879
WellCare Health Plans, Inc.†	8	2,039

		218,329

Medical - Hospitals — 0.0%
Community Health Systems, Inc.†#	3,712	17,632
HCA Healthcare, Inc.	23	3,312
Select Medical Holdings Corp.†	2,100	40,698

		61,642

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	977	44,326

Medical - Outpatient/Home Medical — 0.0%
Amedisys, Inc.†	263	35,834
LHC Group, Inc.†	261	27,371

		63,205

Medical - Wholesale Drug Distribution — 0.1%
Cardinal Health, Inc.	559	30,650
Diplomat Pharmacy, Inc.†	1,343	20,790
Owens & Minor, Inc.#	1,831	13,971
Premier, Inc., Class A†	237	9,399

		74,810

Metal Processors & Fabrication — 0.1%
Aurubis AG	492	26,774
AZZ, Inc.	920	43,921
China Zhongwang Holdings, Ltd.	14,000	6,459
CIRCOR International, Inc.#	538	17,808
Mueller Industries, Inc.	1,974	47,020
NORMA Group	350	20,223
VAT Group AG*	281	29,350

		191,555

Metal - Aluminum — 0.1%
Alumina, Ltd.	20,621	33,620
Aluminum Corp of China, Ltd.†	34,000	12,239
Kaiser Aluminum Corp.	571	55,804
Norsk Hydro ASA	11,329	53,425

		155,088

Metal - Copper — 0.2%
Antofagasta PLC	3,322	33,921
First Quantum Minerals, Ltd.	5,808	53,331
Freeport-McMoRan, Inc.	11,594	138,432
Jiangxi Copper Co., Ltd.	11,000	13,285
Turquoise Hill Resources, Ltd.†	8,476	15,183

		254,152

Metal - Diversified — 0.8%
Boliden AB	2,305	51,681
China Molybdenum Co, Ltd., Class H	33,000	13,451
Glencore PLC	97,207	359,888
MMG, Ltd.†	20,000	9,916
Rio Tinto PLC	10,005	454,192

14

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Metal - Diversified (continued)
Rio Tinto, Ltd.	3,474	$186,312
South32, Ltd.	43,200	98,510

		1,173,950

Metal - Iron — 0.0%
Fortescue Metals Group, Ltd.#	13,115	38,352

Miscellaneous Manufacturing — 0.1%
Hillenbrand, Inc.	1,140	50,513
John Bean Technologies Corp.	283	23,359

		73,872

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	87	3,679
Yamaha Motor Co., Ltd.	2,200	45,254

		48,933

Multimedia — 0.1%
E.W. Scripps Co., Class A	699	12,323
Twenty-First Century Fox, Inc., Class B	299	14,660
Viacom, Inc., Class B	348	10,739
Walt Disney Co.	507	58,554

		96,276

Networking Products — 0.9%
Arista Networks, Inc.†	1,234	294,284
Cisco Systems, Inc.	15,994	765,633
LogMeIn, Inc.	2,500	230,575
NETGEAR, Inc.†	1,035	57,339

		1,347,831

Non-Ferrous Metals — 0.1%
Materion Corp.	811	42,886
Mitsubishi Materials Corp.	900	25,329

		68,215

Office Automation & Equipment — 0.1%
Zebra Technologies Corp., Class A†	900	161,820

Office Furnishings - Original — 0.0%
Interface, Inc.	723	11,713

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	530	51,092
Societe BIC SA	338	36,310

		87,402

Oil & Gas Drilling — 0.0%
Noble Corp. PLC†	8,621	35,950

Oil Companies - Exploration & Production — 0.3%
Aker BP ASA	1,407	40,063
Bonanza Creek Energy, Inc.†	575	15,255
Carrizo Oil & Gas, Inc.†#	2,814	48,147
ConocoPhillips	355	23,494
Continental Resources, Inc.†	2	91
Denbury Resources, Inc.†	15,120	34,171
Inpex Corp.	4,100	43,590
Laredo Petroleum, Inc.†	2,662	11,633
Lundin Petroleum AB	2,405	63,506
Occidental Petroleum Corp.	247	17,357
PDC Energy, Inc.†	2,097	71,172
SRC Energy, Inc.†#	7,941	45,820
Unit Corp.†	1,967	40,914

		455,213

Oil Companies - Integrated — 0.2%
Chevron Corp.	1,386	164,851

Security Description	Shares	Value (Note 2)

Oil Companies - Integrated (continued)
Exxon Mobil Corp.	1,477	$117,421

		282,272

Oil Field Machinery & Equipment — 0.1%
Exterran Corp.†	1,285	28,912
National Oilwell Varco, Inc.	754	24,211
US Silica Holdings, Inc.#	2,678	38,001

		91,124

Oil Refining & Marketing — 0.1%
HollyFrontier Corp.	313	19,553
Marathon Petroleum Corp.	604	39,357
Phillips 66	453	42,365
Valero Energy Corp.	48	3,835

		105,110

Oil - Field Services — 0.3%
Archrock, Inc.	4,350	44,370
C&J Energy Services, Inc.†	2,032	34,910
Halliburton Co.	32	1,006
Helix Energy Solutions Group, Inc.†	4,787	39,253
KLX Energy Services Holdings, Inc.†	497	10,034
Matrix Service Co.†	787	16,086
Newpark Resources, Inc.†	2,592	19,932
Oil States International, Inc.†	2,050	45,961
ProPetro Holding Corp.†#	798	12,944
Saipem SpA†	7,487	32,780
SBM Offshore NV	2,275	34,672
Schlumberger, Ltd.	173	7,802
SEACOR Holdings, Inc.†	455	18,901
Subsea 7 SA	3,355	36,258
Superior Energy Services, Inc.†	5,640	30,738
TechnipFMC PLC	224	5,172
TGS NOPEC Geophysical Co. ASA	1,330	37,377

		428,196

Paper & Related Products — 0.1%
BillerudKorsnas AB	2,302	30,794
Clearwater Paper Corp.†	537	16,545
Domtar Corp.	67	2,920
Neenah, Inc.	209	14,396
P.H. Glatfelter Co.	1,166	14,866
Schweitzer-Mauduit International, Inc.	922	26,286

		105,807

Pharmacy Services — 0.0%
CVS Health Corp.	58	4,671
Express Scripts Holding Co.†	211	21,410

		26,081

Physical Therapy/Rehabilitation Centers — 0.0%
Encompass Health Corp.	413	31,062
U.S. Physical Therapy, Inc.	148	17,610

		48,672

Pipelines — 0.0%
Koninklijke Vopak NV	862	37,847
ONEOK, Inc.	54	3,317
Williams Cos., Inc.	132	3,342

		44,506

Power Converter/Supply Equipment — 0.1%
Powell Industries, Inc.	390	11,922
Schneider Electric SE	1,810	131,802
SPX Corp.†	1,653	48,896

		192,620

15

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Private Equity — 1.3%
3i Group PLC	25,280	$269,508
AURELIUS Equity Opportunities SE & Co. KGaA	1,450	63,683
Brookfield Asset Management, Inc., Class A#	14,840	650,496
Eurazeo SE	2,652	198,984
Intermediate Capital Group PLC	12,530	162,175
KKR & Co, Inc. Class A#	21,920	502,406
Onex Corp.	2,660	164,967

		2,012,219

Publishing - Books — 0.1%
Lagardere SCA	1,359	38,452
Scholastic Corp.	971	44,870

		83,322

Publishing - Newspapers — 0.1%
Gannett Co., Inc.#	4,100	42,517
Schibsted ASA, Class A#	1,038	37,734

		80,251

Publishing - Periodicals — 0.0%
Axel Springer SE	605	38,577

Radio — 0.0%
Sirius XM Holdings, Inc.#	569	3,545

Real Estate Investment Trusts — 1.0%
Acadia Realty Trust	2,492	71,446
Agree Realty Corp.	380	22,637
Alexandria Real Estate Equities, Inc.	150	18,675
Apollo Commercial Real Estate Finance, Inc.	3,078	58,297
ARMOUR Residential REIT, Inc.#	1,241	27,476
Capstead Mtg. Corp.	5,970	46,148
CareTrust REIT, Inc.	2,118	42,402
CBL & Associates Properties, Inc.#	5,544	14,470
Cedar Realty Trust, Inc.	3,744	13,441
Chatham Lodging Trust	2,654	53,053
Chesapeake Lodging Trust	1,457	43,083
Cofinimmo SA	267	32,530
Community Healthcare Trust, Inc.	747	23,560
Covivio	448	43,722
DiamondRock Hospitality Co.	6,618	69,754
Easterly Government Properties, Inc.	1,143	20,825
EastGroup Properties, Inc.	266	26,605
Extra Space Storage, Inc.	196	18,812
Franklin Street Properties Corp.#	5,733	44,144
Government Properties Income Trust#	3,754	33,035
Hersha Hospitality Trust	2,029	38,754
Host Hotels & Resorts, Inc.	2,185	41,515
Independence Realty Trust, Inc.	4,918	49,672
Inmobiliaria Colonial SA	2,867	28,822
Invesco Mtg. Capital, Inc.	1,995	31,162
Kite Realty Group Trust	3,198	52,799
Lexington Realty Trust	2,461	21,608
LTC Properties, Inc.	793	36,827
Merlin Properties Socimi SA	4,752	60,094
National Storage Affiliates Trust	751	21,005
New York Mortgage Trust, Inc.#	7,369	45,688
Pennsylvania Real Estate Investment Trust	4,286	35,102
PennyMac Mtg. Investment Trust	1,512	31,828
PS Business Parks, Inc.	144	20,307
Public Storage	10	2,133
Redwood Trust, Inc.	1,953	32,596
Retail Opportunity Investments Corp.	2,515	45,522
RPT Realty#	1,595	22,793
Simon Property Group, Inc.	486	90,245
Summit Hotel Properties, Inc.	1,348	15,030

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	1,199	$24,675
Washington Prime Group, Inc.#	6,736	42,100
Weyerhaeuser Co.	113	2,984

		1,517,376

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	261	11,400
Entra ASA*	1,311	17,281
Fabege AB	3,646	45,499
Fastighets AB Balder, Class B†	1,276	35,289
HFF, Inc., Class A	396	15,998
RE/MAX Holdings, Inc., Class A	1,083	35,707

		161,174

Real Estate Operations & Development — 0.2%
Aroundtown SA	7,374	63,228
Castellum AB	3,557	62,381
LEG Immobilien AG	694	79,794
Mitsui Fudosan Co., Ltd.	4,500	107,629
Tokyo Tatemono Co., Ltd.	2,300	26,219
Whitestone REIT	1,356	19,092

		358,343

Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.†	1,196	17,557

Retail - Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	2,490	52,066
Ascena Retail Group, Inc.†	4,583	13,841
Buckle, Inc.#	857	16,369
Burlington Stores, Inc.†	94	15,581
Caleres, Inc.	1,579	47,733
Chico’s FAS, Inc.	5,032	27,173
Children’s Place, Inc.#	173	22,428
DSW, Inc., Class A	2,338	64,856
Express, Inc.†#	2,243	13,996
Foot Locker, Inc.	18	1,015
Gap, Inc.	137	3,739
Genesco, Inc.†	841	35,120
Guess?, Inc.	2,033	48,385
Lululemon Athletica, Inc.†	127	16,834
Ross Stores, Inc.	82	7,183
Tailored Brands, Inc.#	1,203	27,549

		413,868

Retail - Auto Parts — 0.0%
AutoZone, Inc.†	46	37,217
O’Reilly Automotive, Inc.†	8	2,774

		39,991

Retail - Automobile — 0.1%
Asbury Automotive Group, Inc.†	745	51,495
Group 1 Automotive, Inc.	616	34,619
Lithia Motors, Inc., Class A#	498	41,264

		127,378

Retail - Building Products — 0.1%
Home Depot, Inc.	762	137,404
Lowe’s Cos., Inc.	108	10,192

		147,596

Retail - Consumer Electronics — 0.0%
Best Buy Co., Inc.	106	6,847

Retail - Discount — 0.2%
Costco Wholesale Corp.	18	4,163
Dollar General Corp.	461	51,166

16

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount (continued)
Don Quijote Holdings Co., Ltd#.	2,300	$139,605
Target Corp.	630	44,705
Walmart, Inc.	486	47,458

		287,097

Retail - Drug Store — 0.0%
Walgreens Boots Alliance, Inc.	126	10,668

Retail - Gardening Products — 0.0%
Tractor Supply Co.	21	1,998

Retail - Hair Salons — 0.0%
Regis Corp.†	966	17,649

Retail - Home Furnishings — 0.1%
Haverty Furniture Cos., Inc.	813	16,658
La-Z-Boy, Inc.	1,161	33,936
Nitori Holdings Co., Ltd.	400	53,612
RH†#	186	21,602

		125,808

Retail - Jewelry — 0.0%
Movado Group, Inc.	421	15,846

Retail - Misc./Diversified — 0.0%
GameStop Corp., Class A#	3,356	45,843

Retail - Office Supplies — 0.0%
Office Depot, Inc.	18,274	59,025

Retail - Pawn Shops — 0.0%
EZCORP, Inc., Class A†#	1,631	15,527
FirstCash, Inc.	391	34,819

		50,346

Retail - Perfume & Cosmetics — 0.0%
Ulta Beauty, Inc.†	18	5,360

Retail - Regional Department Stores — 0.0%
Kohl’s Corp.	108	7,254
Macy’s, Inc.	58	1,985

		9,239

Retail - Restaurants — 0.2%
BJ’s Restaurants, Inc.	240	13,037
Cannae Holdings, Inc.†	4,080	71,114
Chuy’s Holdings, Inc.†	731	15,643
Dave & Buster’s Entertainment, Inc.#	386	21,948
Dine Brands Global, Inc.#	404	36,029
Fiesta Restaurant Group, Inc.†	753	14,194
McDonald’s Corp.	203	38,268
Red Robin Gourmet Burgers, Inc.†#	406	14,084
Shake Shack, Inc., Class A†#	283	15,721
Sonic Corp.	726	31,545
Wingstop, Inc.	286	18,767
Yum! Brands, Inc.	6	553

		290,903

Rubber & Vinyl — 0.0%
Wacker Chemie AG	226	21,738

Rubber - Tires — 0.0%
Cooper Tire & Rubber Co.#	1,714	58,619

Rubber/Plastic Products — 0.1%
Hexpol AB	3,318	29,323
Proto Labs, Inc.†	245	31,529
Raven Industries, Inc.	407	16,423
Sekisui Plastics Co., Ltd.	2,100	19,998

		97,273

Security Description	Shares	Value (Note 2)

Satellite Telecom — 0.3%
Cellnex Telecom SA*	1,989	$55,266
Eutelsat Communications SA	1,798	38,393
Iridium Communications, Inc.†#	17,187	410,426

		504,085

Savings & Loans/Thrifts — 0.2%
Axos Financial, Inc.†#	759	23,681
Banc of California, Inc.#	1,275	21,930
Berkshire Hills Bancorp, Inc.	745	25,442
Brookline Bancorp, Inc.	1,053	16,300
Dime Community Bancshares, Inc.	1,022	18,652
New York Community Bancorp, Inc#.	3,499	37,194
Northfield Bancorp, Inc.	1,545	21,769
Northwest Bancshares, Inc.	2,886	51,746
Oritani Financial Corp.	177	2,759
People’s United Financial, Inc.	11	186
Provident Financial Services, Inc.	1,692	43,451
Washington Federal, Inc.	456	13,137

		276,247

Schools — 0.1%
Career Education Corp.†	905	12,208
Strategic Education, Inc.	375	51,184

		63,392

Security Services — 0.0%
Loomis AB, Series B	936	31,542

Semiconductor Components - Integrated Circuits — 0.7%
Analog Devices, Inc.	1,482	136,225
Marvell Technology Group, Ltd.	7,685	123,805
Maxim Integrated Products, Inc.	2,472	138,234
MaxLinear, Inc.†#	653	13,321
NXP Semiconductors NV	3,402	283,625
Power Integrations, Inc.	640	40,550
QUALCOMM, Inc.#	4,498	262,054
Renesas Electronics Corp.†	13,400	63,692

		1,061,506

Semiconductor Equipment — 0.3%
Advanced Energy Industries, Inc.†	388	18,252
ASM International NV	609	26,065
ASM Pacific Technology, Ltd.	15,900	163,105
BE Semiconductor Industries NV	989	21,471
Brooks Automation, Inc.	678	20,584
Cabot Microelectronics Corp.	232	24,935
Cohu, Inc.	664	13,014
FormFactor, Inc.†	1,004	16,556
KLA-Tencor Corp.	170	16,755
Kulicke & Soffa Industries, Inc.	732	15,811
Lam Research Corp.	35	5,494
Siltronic AG	270	24,316
Teradyne, Inc.	3,800	135,622

		501,980

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	118	25,429

Software Tools — 0.4%
VMware, Inc., Class A†	3,910	654,299

Steel Pipe & Tube — 0.0%
Maruichi Steel Tube, Ltd.	500	14,853

Steel - Producers — 0.6%
AK Steel Holding Corp.†#	11,098	34,182
Angang Steel Co., Ltd.	10,000	8,166
ArcelorMittal	5,596	126,965
BlueScope Steel, Ltd.	4,635	38,336

17

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Steel - Producers (continued)
JFE Holdings, Inc.	6,600	$116,443
Kobe Steel, Ltd.	2,600	21,393
Nippon Steel & Sumitomo Metal Corp.	6,500	118,971
Nucor Corp.	3,423	206,783
Steel Dynamics, Inc.	1,996	70,259
thyssenkrupp AG	3,672	68,707
voestalpine AG	966	32,135

		842,340

Steel - Specialty — 0.0%
Hitachi Metals, Ltd.	1,800	20,283
Outokumpu Oyj	4,183	17,417

		37,700

Storage/Warehousing — 0.0%
Mobile Mini, Inc.	875	35,368

Telecom Equipment - Fiber Optics — 0.1%
Finisar Corp.†	3,666	85,601
Harmonic, Inc.†	2,849	16,012
Oclaro, Inc.†	3,747	30,238
Viavi Solutions, Inc.†	4,106	41,635

		173,486

Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.	12,793	176,032
Spok Holdings, Inc.	4,259	62,053
Vonage Holdings Corp.†	11,424	120,980

		359,065

Telecommunication Equipment — 0.2%
Juniper Networks, Inc.	8,372	240,360

Telephone - Integrated — 0.4%
AT&T, Inc.	1,997	62,386
CenturyLink, Inc.	609	11,449
Cincinnati Bell, Inc.†	9,203	114,301
Freenet AG	1,668	34,316
Frontier Communications Corp.	20,257	72,318
Nippon Telegraph & Telephone Corp.	3,000	123,684
SoftBank Group Corp.	1,400	117,486
Telefonica Deutschland Holding AG	8,254	33,500
Verizon Communications, Inc.	944	56,923

		626,363

Television — 0.0%
ION Media Networks, Inc.†(1)(2)(3)	18	14,999
RTL Group SA	501	30,043

		45,042

Theaters — 0.0%
Cinemark Holdings, Inc.	329	12,624

Tobacco — 0.1%
Altria Group, Inc.	1,556	85,315
Philip Morris International, Inc.	626	54,168
Universal Corp.	765	48,501

		187,984

Tools - Hand Held — 0.0%
Snap-on, Inc.#	218	36,240

Toys — 0.1%
Bandai Namco Holdings, Inc.	1,200	50,457
Nintendo Co., Ltd.	100	30,517

		80,974

Security Description	Shares	Value (Note 2)

Transactional Software — 0.0%
SimCorp A/S	529	$33,761

Transport - Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	857	45,635

Transport - Equipment & Leasing — 0.0%
Greenbrier Cos., Inc.	1,048	51,258

Transport - Marine — 0.0%
Dfds A/S	344	12,924

Transport - Rail — 0.0%
CSX Corp.	495	35,952
Kansas City Southern	80	8,244
Norfolk Southern Corp.	63	10,757
Union Pacific Corp.	54	8,304

		63,257

Transport - Services — 0.2%
bpost SA	1,276	16,498
C.H. Robinson Worldwide, Inc.	163	15,050
Echo Global Logistics, Inc.†	751	19,053
Expeditors International of Washington, Inc.	204	15,522
Forward Air Corp.	292	19,062
Hub Group, Inc., Class A†	1,125	49,995
Matson, Inc.	1,380	54,303
Sankyu, Inc.	1,400	65,649
SG Holdings Co., Ltd.	4,000	98,268

		353,400

Transport - Truck — 0.0%
ArcBest Corp.	922	37,120
Old Dominion Freight Line, Inc.	17	2,324
Saia, Inc.†	258	15,560

		55,004

Travel Services — 0.0%
HIS Co., Ltd.#	1,700	57,319

Venture Capital — 0.1%
Hercules Capital, Inc.	5,297	64,411
Jafco Co., Ltd.	1,200	43,871

		108,282

Veterinary Diagnostics — 0.0%
Neogen Corp.†	481	31,198

Water — 0.3%
American States Water Co.	2,908	195,069
California Water Service Group	3,818	174,559

		369,628

Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	5,009	326,887
NIC, Inc.	2,164	28,132
Shopify, Inc., Class A†#	2,400	366,384

		721,403

Web Portals/ISP — 0.5%
Alphabet, Inc., Class A†	46	51,044
Alphabet, Inc., Class C†	149	163,070
Baidu, Inc. ADR†	1,484	279,407
United Internet AG	4,092	184,218

		677,739

Wire & Cable Products — 0.0%
Encore Wire Corp.	767	38,319
Insteel Industries, Inc.	576	15,863

		54,182

18

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(9)	Value (Note 2)

COMMON STOCKS (continued)
X-Ray Equipment — 0.0%
Varex Imaging Corp.†#	542	$14,282

Total Common Stocks
(cost $76,706,842)		72,568,637

EXCHANGE-TRADED FUNDS — 9.0%
iShares Core S&P Small-Cap ETF	784	62,171
iShares MSCI Brazil ETF	125,900	5,010,820
iShares MSCI Europe Financials ETF#	72,700	1,339,861
iShares MSCI Europe Small-Cap ETF	55,000	2,652,650
iShares MSCI India ETF	113,700	3,791,895
iShares Russell 1000 Growth ETF	105	15,049
iShares Russell 1000 Value ETF	124	15,312
iShares S&P SmallCap 600 Value ETF	85	12,852
iShares US Telecommunications ETF#	9,600	275,616
iShares US Utilities ETF#	2,600	365,846
SPDR S&P 500 ETF Trust	153	42,174

Total Exchange-Traded Funds
(cost $14,508,132)		13,584,246

PREFERRED SECURITIES/CAPITAL SECURITIES — 0.0%
Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.0% (1)(2)† (cost $0)	45,000	5

CLOSED END INVESTMENT TRUST — 0.0%
BB Biotech AG# (cost $50,041)	722	46,567

ASSET BACKED SECURITIES — 7.7%
Diversified Financial Services — 7.7%
BMW Vehicle Lease Trust Series 2017-2, Class A3 2.07% due 10/20/2020	555,000	549,906
Capital One Multi-Asset Execution Trust Series 2016-A6, Class A6 1.82% due 09/15/2022	1,000,000	988,794
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	199,167
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	1,400,000	1,376,155
Hyundai Auto Receivables Trust Series 2017-B, ClassA3 1.77% due 01/18/2022	1,000,000	984,886
Kingsland VIII, Ltd. FRS Series 2018-8A, Class B 3.95% (3 ML+1.48%) due 04/20/2031*(6)	7,500,000	7,370,625
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	75,000	74,962

Total Asset Backed Securities
(cost $11,736,012)		11,544,495

U.S. CORPORATE BONDS & NOTES — 3.3%
Finance - Credit Card — 0.8%
American Express Credit Corp. FRS Senior Notes 2.91% (3 ML+0.33%) due 05/03/2019	1,290,000	1,290,462

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	44,000	893

Security Description	Principal Amount(9)		Value (Note 2)

Finance - Investment Banker/Broker (continued)
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(1)(2)		$71,000	$7
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(1)(2)		69,000	7

			907

Pharmacy Services — 1.0%
CVS Health Corp. FRS Senior Notes 2.96% (3 M + 0.63%) due 03/09/2020		1,500,000	1,501,120

Telephone - Integrated — 1.5%
AT&T, Inc. FRS Senior Notes 3.39% (3 ML+0.95%) due 07/15/2021		1,000,000	1,005,445
Verizon Communications, Inc. FRS Senior Notes 3.20% (3 ML+0.55%) due 05/22/2020		1,216,000	1,218,626

			2,224,071

Total U.S. Corporate Bonds & Notes
(cost $5,037,015)			5,016,560

FOREIGN CORPORATE BONDS & NOTES — 2.4%
Banks - Commercial — 0.7%
Royal Bank of Canada FRS Senior Notes 3.12% (3ML + 0.38%) due 03/02/2020		1,100,000	1,100,913

Diversified Manufacturing Operations — 0.9%
Siemens Financieringsmaatschappij NV FRS Company Guar. Notes 2.65% (3 ML+0.32%) due 09/13/2019*		1,290,000	1,291,443

Soap & Cleaning Preparation — 0.8%
Reckitt Benckiser Treasury Services PLC FRS Company Guar. Notes 2.93% (3 ML+0.56%) due 06/24/2022*		1,295,000	1,284,204

Total Foreign Corporate Bonds & Notes
(cost $3,696,550)			3,676,560

FOREIGN GOVERNMENT OBLIGATIONS — 2.5%
Sovereign — 2.5%
Commonwealth of Australia Senior Notes 3.00% due 03/21/2047	AUD	52,000	37,144
Commonwealth of Australia Senior Notes 3.25% due 06/21/2039	AUD	33,000	25,008
Commonwealth of Australia Senior Notes 3.75% due 04/21/2037	AUD	47,000	38,300
Commonwealth of Australia Senior Bonds 4.50% due 04/21/2033	AUD	52,000	45,820
Government of Canada Notes 0.50% due 03/01/2022	CAD	60,000	42,763

19

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(9)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Government of Canada Bonds 0.75% due 03/01/2021	CAD	103,000	$75,105
Government of Canada Bonds 0.75% due 09/01/2021	CAD	69,000	49,952
Government of Canada Bonds 1.00% due 09/01/2022	CAD	63,000	45,364
Government of Canada Bonds 1.00% due 06/01/2027	CAD	60,000	40,766
Government of Canada Bonds 1.50% due 06/01/2023	CAD	57,000	41,605
Government of Canada Bonds 1.50% due 06/01/2026	CAD	54,000	38,539
Government of Canada Senior Notes 1.75% due 03/01/2023	CAD	61,000	45,057
Government of Canada Bonds 2.00% due 09/01/2023	CAD	34,000	25,347
Government of Canada Senior Notes 2.00% due 06/01/2028	CAD	54,000	39,688
Government of Canada Bonds 2.25% due 06/01/2025	CAD	53,000	39,902
Government of Canada Bonds 2.50% due 06/01/2024	CAD	56,000	42,740
Government of Canada Bonds 2.75% due 06/01/2022	CAD	51,000	39,083
Government of Canada Bonds 5.75% due 06/01/2029	CAD	44,000	43,699
Government of Canada Bonds 5.75% due 06/01/2033	CAD	49,000	52,256
Government of Japan Senior Notes 0.50% due 03/20/2038	JPY	3,300,000	28,667
Government of Japan Senior Notes 0.60% due 06/20/2037	JPY	13,400,000	119,359
Government of Japan Senior Notes 0.60% due 09/20/2037	JPY	12,900,000	114,665
Government of Japan Senior Notes 0.60% due 12/20/2037	JPY	3,800,000	33,706
Government of Japan Senior Notes 0.70% due 03/20/2037	JPY	11,000,000	99,832
Kingdom of Belgium Senior Notes 3.75% due 06/22/2045	EUR	36,000	58,694
Kingdom of Belgium Bonds 4.25% due 03/28/2041*	EUR	58,000	98,769

Security Description	Principal Amount(9)		Value (Note 2)

Sovereign (continued)
Kingdom of Spain Bonds 5.75% due 07/30/2032	EUR	80,000	$132,939
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	73,000	117,398
Portuguese Republic Senior Notes 4.10% due 04/15/2037*	EUR	27,000	36,913
Portuguese Republic Senior Notes 4.10% due 02/15/2045*	EUR	15,000	20,397
Republic of Ireland Notes 1.70% due 05/15/2037	EUR	22,000	25,381
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	36,000	42,628
Republic of Italy Bonds 3.75% due 03/01/2021	EUR	90,000	107,646
Republic of Italy Senior Bonds 3.75% due 05/01/2021*	EUR	60,000	71,811
Republic of Italy Bonds 3.75% due 08/01/2021*	EUR	38,000	45,508
Republic of Italy Bonds 4.75% due 09/01/2021	EUR	92,000	112,938
Republic of Italy Bonds 4.75% due 09/01/2044*	EUR	22,000	28,453
Republic of Italy Bonds 5.50% due 11/01/2022	EUR	40,000	51,033
Republic of Italy Bonds 5.75% due 02/01/2033	EUR	30,000	42,087
United Kingdom Bonds 4.25% due 09/07/2039	GBP	91,000	160,971
United Mexican States Senior Notes 7.25% due 12/09/2021	MXN	15,000,000	708,157
United Mexican States Bonds 7.50% due 06/03/2027	MXN	16,000,000	711,338

Total Foreign Government Obligations
(cost $4,018,966)			3,777,428

RIGHTS — 0.0%
Real Estate Operations & Development — 0.0%
Buwog AG
(cost $50,472)		1,461	48,049

U.S. GOVERNMENT TREASURIES — 1.2%
United States Treasury Bonds — 0.1%
2.75% due 02/15/2028		82,000	80,302
2.88% due 05/15/2043		110,000	101,982

			182,284

United States Treasury Notes — 1.1%
1.63% due 08/31/2022		90,000	86,087
1.75% due 05/31/2022		85,000	81,912

20

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(9)	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
1.88% due 04/30/2022	$64,000	$61,988
1.88% due 07/31/2022	25,000	24,154
2.00% due 10/31/2022#	126,000	122,033
2.00% due 02/15/2023	151,000	145,839
2.00% due 08/15/2025	149,000	140,595
2.13% due 12/31/2022	138,000	134,119
2.13% due 05/15/2025	112,000	106,750
2.25% due 08/15/2027	121,000	114,123
2.25% due 11/15/2027	126,000	118,583
2.38% due 01/31/2023	114,000	111,871
2.50% due 03/31/2023	116,000	114,342
2.75% due 04/30/2023	130,000	129,446
3.00% due 09/30/2025	116,000	116,544

		1,608,386

Total U.S. Government Treasuries
(cost $1,785,837)		1,790,670

Total Long-Term Investment Securities
(cost $117,589,867)		112,053,217

SHORT-TERM INVESTMENT SECURITIES — 23.1%
Registered Investment Companies — 22.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(5)	30,089,723	30,089,723
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(4)(5)	3,637,123	3,637,123

		33,726,846

U.S. Government Treasuries — 0.8%
United States Treasury Bills 2.01% due 12/06/18(7)	1,220,000	1,219,784

Total Short-Term Investment Securities
(cost $34,946,501)		34,946,630

TOTAL INVESTMENTS
(cost $152,536,368)(8)	97.3%	146,999,847
Other assets less liabilities	2.7	4,073,757

NET ASSETS	100.0%	$151,073,604

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $10,721,271 representing 7.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan. (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $17,599 representing 0.0% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist.

As of November 30, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

ION Media Networks, Inc.	3/5/2014	18	$0	$14,999	833.28	0.01%

(4)

At November 30, 2018, the Fund had loaned securities with a total value of $8,414,631. This was secured by collateral of $3,637,123, which was received in cash and subsequently invested in short-term investments currently valued at $3,637,123 as reported in the Portfolio of Investments. Additional collateral of $5,035,589 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$242,048
Federal National Mtg. Assoc.	zero coupon to 4.50%	02/01/2019 to 06/01/2048	365,899
Government National Mtg. Assoc.	1.89% to 14.55%	04/16/2025 to 11/20/2068	145,097
United States Treasury Bills	0.00%	12/06/2018 to 06/20/2019	180,283
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	4,102,262

(5)	The rate shown is the 7-day yield as of November 30, 2018.
(6)	Collateralized Loan Obligation
(7)	The security or a portion thereof was pledge as collateral to cover margin requirements for open future contract.
(8)	See Note 5 for cost of investments on a tax basis.
(9)	Denominated in United States dollars unless otherwise indicated.

ADR—American Depositary Receipt

AUD—Australian Dollar

CAD—Canadian Dollar

CVA—Certification Van Aadelen (Dutch Cert.)

ETF—Exchange-Traded Funds

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

SDR—Swedish Depositary Receipt

FRS—Floating Rate Security

The rates shown on the FRS is the current interest rates as of November 30, 2018, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

3 ML—3 Month USD LIBOR

21

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
5	Long	MSCI Europe Index	December 2018	$303,461	$304,075	$614
1	Long	Nikkei 225 Index	December 2018	107,754	112,100	4,346
52	Long	Russell 1000 E-mini Value Index	December 2018	3,241,079	3,152,500	(88,579)
18	Short	Russell 1000 Growth Index	December 2018	1,392,937	1,296,180	96,757
15	Short	Russell 2000 Mini Index	December 2018	1,123,757	1,150,950	(27,193)
198	Long	SGX Nifty 50 Index	December 2018	4,289,560	4,320,360	30,800
29	Short	S&P 500 E-mini Index	December 2018	4,199,346	3,999,535	199,811
124	Long	U.S. Treasury 5 Year Notes	March 2019	14,002,602	14,007,156	4,554
106	Long	U.S. Treasury 10 Year Notes	March 2019	12,641,424	12,662,029	20,605

						$241,715

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International PLC	AUD	136,300	USD	98,843	12/19/2018	$–	$(805)
	AUD	62,800	USD	45,873	03/20/2019	–	(112)
	CAD	986,400	USD	752,111	12/19/2018	9,375	–
	EUR	843,900	USD	992,861	12/19/2018	36,108	–
	EUR	108,100	USD	125,080	03/20/2019	1,522	–
	GBP	225,300	USD	295,864	12/19/2018	8,525	–
	JPY	68,071,800	USD	618,500	12/19/2018	17,971	–
	USD	79,265	CAD	104,500	12/19/2018	–	(579)
	USD	87,505	EUR	74,500	12/19/2018	–	(3,043)
	USD	124,665	GBP	96,900	12/19/2018	–	(1,082)
	USD	212,842	JPY	23,690,700	12/19/2018	–	(3,842)

						73,501	(9,463)

Morgan Stanley Capital Services Inc	AUD	1,500,000	USD	1,083,408	12/19/2018	–	(13,227)
	GBP	1,020,000	USD	1,318,494	12/19/2018	17,627	–
	JPY	758,500,000	USD	6,764,792	12/19/2018	73,312	–
	USD	541,712	AUD	750,000	12/19/2018	6,605	–
	USD	13,109,094	EUR	11,190,000	12/19/2018	–	(422,673)
	USD	3,171,418	GBP	2,460,000	12/19/2018	–	(34,033)
	USD	1,006,286	INR	73,800,000	12/19/2018	50,806	–
	USD	21,769,552	JPY	2,434,680,000	12/19/2018	–	(290,828)

						148,350	(760,761)

Net Unrealized Appreciation/(Depreciation)						$221,851	$(770,224)

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

INR—Indian Rupee

JPY—Japanese Yen

USD—United States Dollar

22

VALIC Company I Asset Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$54,500	—		$2,581	$57,081
Television	30,043	—		14,999	45,042
Other Industries	50,119,086	22,347,428	**	—	72,466,514
Exchange-Traded Funds	13,584,246	—		—	13,584,246
Preferred Securities/Capital Securities	—	—		5	5
Closed End Investment Trust	—	46,567	**	—	46,567
Asset Backed Securities	—	11,544,495		—	11,544,495
U.S. Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	893		14	907
Other Industries	—	5,015,653		—	5,015,653
Foreign Corporate Bonds & Notes	—	3,676,560		—	3,676,560
Foreign Government Obligations	—	3,777,428		—	3,777,428
Rights	—	48,049		—	48,049
U.S. Government Treasuries	—	1,790,670		—	1,790,670
Short-Term Investment Securities:
Registered Investment Companies	33,726,846	—		—	33,726,846
U.S. Government Treasuries	—	1,219,784		—	1,219,784

Total Investments at Value	$97,514,721	$49,467,527		$17,599	$146,999,847

Other Financial Instruments:†
Futures Contracts	$357,487	—		—	$357,487
Forward Foreign Currency Contracts	—	221,851		—	221,851

	$357,487	$221,851		$—	$579,338

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$115,772	—		$—	$115,772
Forward Foreign Currency Contracts	—	770,224		—	770,224

	$115,772	$770,224		$—	$885,996

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Financial Statements

23

VALIC Company I Blue Chip Growth Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

E-Commerce/Products	13.4%
Applications Software	11.7
Medical — HMO	8.1
Finance — Credit Card	6.2
Web Portals/ISP	5.7
Internet Content — Entertainment	4.8
Aerospace/Defense	4.4
Medical Products	4.3
Commercial Services — Finance	3.5
E-Commerce/Services	3.3
Medical — Biomedical/Gene	2.7
Finance — Investment Banker/Broker	2.3
Diagnostic Equipment	2.1
Internet Application Software	2.0
Diversified Banking Institutions	1.8
Medical Instruments	1.7
Airlines	1.3
Auto — Cars/Light Trucks	1.3
Data Processing/Management	1.2
Retail — Restaurants	1.1
Electronic Components — Semiconductors	1.1
Enterprise Software/Service	1.1
Hotels/Motels	1.0
Medical — Drugs	1.0
Transport — Rail	1.0
Insurance Brokers	0.9
Retail — Discount	0.9
Retail — Apparel/Shoe	0.9
Machinery — General Industrial	0.8
Finance — Other Services	0.8
Computers	0.7
Instruments — Controls	0.7
Registered Investment Companies	0.6
Cruise Lines	0.6
Auto/Truck Parts & Equipment — Original	0.5
Software Tools	0.4
Semiconductor Components — Integrated Circuits	0.4
Electronic Measurement Instruments	0.4
Aerospace/Defense — Equipment	0.4
Computer Software	0.3
Entertainment Software	0.3
Coatings/Paint	0.3
Medical — Hospitals	0.2
Banks — Fiduciary	0.2
Diversified Financial Services	0.2
Insurance — Multi-line	0.2
Commercial Services	0.2
Containers — Metal/Glass	0.2
Insurance — Property/Casualty	0.1
Electric — Distribution	0.1
Investment Management/Advisor Services	0.1
Real Estate Investment Trusts	0.1
Electric — Integrated	0.1
Industrial Gases	0.1
Wireless Equipment	0.1
Retail — Perfume & Cosmetics	0.1

100.0%

*	Calculated as a percentage of net assets

24

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.4%
Aerospace/Defense — 4.4%
Boeing Co.	84,325	$29,240,537
Northrop Grumman Corp.	20,249	5,262,310

		34,502,847

Aerospace/Defense - Equipment — 0.4%
Harris Corp.	20,277	2,898,597
L3 Technologies, Inc.	600	109,974

		3,008,571

Airlines — 1.3%
Alaska Air Group, Inc.#	16,710	1,224,175
American Airlines Group, Inc.	42,180	1,693,949
Delta Air Lines, Inc.	60,408	3,667,370
United Continental Holdings, Inc.†	41,978	4,059,272

		10,644,766

Applications Software — 11.7%
Intuit, Inc.	58,537	12,557,943
Microsoft Corp.	402,097	44,588,536
Red Hat, Inc.†	40,329	7,201,146
salesforce.com, Inc.†	108,670	15,513,729
ServiceNow, Inc.†	67,746	12,551,302

		92,412,656

Auto - Cars/Light Trucks — 1.3%
Ferrari NV#	7,700	843,920
Tesla, Inc.†#	25,825	9,051,146

		9,895,066

Auto/Truck Parts & Equipment - Original — 0.5%
Aptiv PLC	52,378	3,765,978

Banks - Fiduciary — 0.2%
Northern Trust Corp.	1,100	109,153
State Street Corp.	22,049	1,610,018

		1,719,171

Beverages - Wine/Spirits — 0.0%
Constellation Brands, Inc., Class A	1,700	332,792

Casino Hotels — 0.0%
Wynn Resorts, Ltd.	1,008	110,275

Coatings/Paint — 0.3%
Sherwin-Williams Co.	4,900	2,077,943

Commercial Services — 0.2%
Cintas Corp.	4,378	820,350
CoStar Group, Inc.†	1,467	541,895

		1,362,245

Commercial Services - Finance — 3.5%
FleetCor Technologies, Inc.†	6,438	1,245,109
Global Payments, Inc.	71,221	7,963,220
IHS Markit, Ltd.†	2,216	118,268
PayPal Holdings, Inc.†	140,880	12,088,913
S&P Global, Inc.	11,200	2,048,032
Worldpay, Inc., Class A†	46,804	4,016,251

		27,479,793

Computer Software — 0.3%
Splunk, Inc.†	22,600	2,525,098

Computers — 0.7%
Apple, Inc.	29,400	5,250,252

Containers - Metal/Glass — 0.2%
Ball Corp.#	26,938	1,322,925

Security Description	Shares	Value (Note 2)

Cruise Lines — 0.6%
Norwegian Cruise Line Holdings, Ltd.†	16,451	$844,265
Royal Caribbean Cruises, Ltd.	34,856	3,941,168

		4,785,433

Data Processing/Management — 1.2%
Fidelity National Information Services, Inc.	38,018	4,104,043
Fiserv, Inc.†	72,457	5,733,523

		9,837,566

Diagnostic Equipment — 2.1%
Danaher Corp.	72,438	7,934,859
Thermo Fisher Scientific, Inc.	35,429	8,841,307

		16,776,166

Diversified Banking Institutions — 1.8%
Citigroup, Inc.	3,600	233,244
Goldman Sachs Group, Inc.	200	38,138
JPMorgan Chase & Co.	39,388	4,379,552
Morgan Stanley	207,325	9,203,157

		13,854,091

Diversified Financial Services — 0.2%
Ant International Co., Ltd., Class C†(1)(2)(3)	273,650	1,535,177

E-Commerce/Products — 13.4%
Alibaba Group Holding, Ltd. ADR†	153,924	24,760,215
Amazon.com, Inc.†	47,625	80,494,346

		105,254,561

E-Commerce/Services — 3.3%
Booking Holdings, Inc.†	12,922	24,446,873
Ctrip.com International, Ltd. ADR†	1,380	39,813
IAC/InterActiveCorp†	7,900	1,405,884

		25,892,570

Electric - Distribution — 0.1%
Sempra Energy	8,482	977,296

Electric - Integrated — 0.1%
NextEra Energy, Inc.	4,241	770,632

Electronic Components - Misc. — 0.0%
Corning, Inc.	4,935	159,006

Electronic Components - Semiconductors — 1.1%
Broadcom, Inc.	843	200,137
Microchip Technology, Inc.#	1,432	107,400
NVIDIA Corp.	18,095	2,957,266
Texas Instruments, Inc.	36,200	3,614,570
Xilinx, Inc.	21,020	1,943,929

		8,823,302

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	5,000	361,750
Fortive Corp.	38,990	2,965,969

		3,327,719

Enterprise Software/Service — 1.1%
Workday, Inc., Class A†	52,285	8,574,740

Entertainment Software — 0.3%
Activision Blizzard, Inc.	29,685	1,480,688
Electronic Arts, Inc.†	8,598	722,834

		2,203,522

Finance - Credit Card — 6.2%
Mastercard, Inc., Class A	110,551	22,228,490
Visa, Inc., Class A#	190,864	27,047,337

		49,275,827

25

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Investment Banker/Broker — 2.3%
Charles Schwab Corp.	135,159	$6,055,123
TD Ameritrade Holding Corp.	219,946	11,835,294

		17,890,417

Finance - Other Services — 0.8%
Intercontinental Exchange, Inc.	72,594	5,932,382

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.	36,505	2,757,588
Marriott International, Inc., Class A	46,423	5,340,037

		8,097,625

Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	4,400	707,828

Instruments - Controls — 0.7%
Honeywell International, Inc.	35,255	5,173,671

Insurance Brokers — 0.9%
Marsh & McLennan Cos., Inc.	14,318	1,270,007
Willis Towers Watson PLC	37,265	5,941,904

		7,211,911

Insurance - Multi-line — 0.2%
Chubb, Ltd.	11,036	1,475,955

Insurance - Property/Casualty — 0.1%
Progressive Corp.	16,084	1,066,208

Internet Application Software — 2.0%
Tencent Holdings, Ltd.	386,900	15,519,016

Internet Content - Entertainment — 4.8%
Facebook, Inc., Class A†	201,794	28,374,254
Netflix, Inc.†	31,942	9,139,565

		37,513,819

Investment Management/Advisor Services — 0.1%
Ameriprise Financial, Inc.	300	38,925
Raymond James Financial, Inc.	9,729	775,693

		814,618

Machinery - General Industrial — 0.8%
Roper Technologies, Inc.	20,100	5,981,559

Medical Instruments — 1.7%
Intuitive Surgical, Inc.†	25,377	13,471,888

Medical Products — 4.3%
Abbott Laboratories	29,600	2,191,880
Becton Dickinson and Co.	63,457	16,038,757
Stryker Corp.	89,360	15,679,105

		33,909,742

Medical - Biomedical/Gene — 2.7%
Alexion Pharmaceuticals, Inc.†	59,057	7,272,870
Biogen, Inc.†	107	35,708
Celgene Corp.†	555	40,082
Illumina, Inc.†	2,473	834,637
Vertex Pharmaceuticals, Inc.†	73,515	13,290,777

		21,474,074

Medical - Drugs — 1.0%
Eli Lilly & Co.	30,194	3,582,216
Merck & Co., Inc.	42,585	3,378,694
Pfizer, Inc.	10,600	490,038
Zoetis, Inc.	6,800	638,316

		8,089,264

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical - HMO — 8.1%
Anthem, Inc.	40,336	$11,700,263
Centene Corp.†	33,392	4,750,012
Cigna Corp.	59,433	13,276,143
Humana, Inc.	15,540	5,119,964
UnitedHealth Group, Inc.	91,494	25,742,752
WellCare Health Plans, Inc.†	12,611	3,214,292

		63,803,426

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	13,700	1,972,663

Real Estate Investment Trusts — 0.1%
American Tower Corp.	4,902	806,330

Retail - Apparel/Shoe — 0.9%
Ross Stores, Inc.	76,742	6,722,599

Retail - Discount — 0.9%
Dollar General Corp.	63,603	7,059,297

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	1,765	525,599

Retail - Restaurants — 1.1%
McDonald’s Corp.	18,408	3,470,092
Restaurant Brands International, Inc.	35,559	2,074,157
Yum! Brands, Inc.	37,606	3,468,025

		9,012,274

Semiconductor Components - Integrated Circuits — 0.4%
Maxim Integrated Products, Inc.	59,587	3,332,105

Semiconductor Equipment — 0.0%
Lam Research Corp.	400	62,784

Software Tools — 0.4%
VMware, Inc., Class A†	19,943	3,337,262

Tobacco — 0.0%
Philip Morris International, Inc.	1,000	86,530

Transport - Rail — 1.0%
Canadian Pacific Railway, Ltd.	10,302	2,179,285
CSX Corp.	48,000	3,486,240
Kansas City Southern	2,500	257,625
Norfolk Southern Corp.	3,200	546,368
Union Pacific Corp.	8,281	1,273,452

		7,742,970

Web Portals/ISP — 5.7%
Alphabet, Inc., Class A†	11,265	12,500,207
Alphabet, Inc., Class C†	29,969	32,798,973

		45,299,180

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	4,654	610,838

Total Long-Term Investment Securities
(cost $462,161,465)		783,161,820

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Registered Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(4)	$500,000	500,000
T. Rowe Price Government Reserve Fund 2.26%(4)	4,748,651	4,748,651

Total Short-Term Investment Securities
(cost $5,248,651)		5,248,651

TOTAL INVESTMENTS
(cost $467,410,116)(5)	100.0%	788,410,471
Liabilities in excess of other assets	0.0	(319,465)

NET ASSETS	100.0%	$788,091,006

26

VALIC Company I Blue Chip Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2018, the Fund had loaned securities with a total value of $31,104,989. Additional collateral of $31,172,098 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$411,226
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	639,632
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	142,211
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	2,500,890
United States Treasury Notes/Bonds	0.13% to 8.75%	12/31/2018 to 05/15/2048	27,478,139

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Ant International Co., Ltd., Class C	06/07/2018	273,650	$1,535,177	$1,535,177	$5.61	0.19%

(3)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $1,535,177 representing 0.2% of net assets.
(4)	The rate shown is the 7-day yield as of November 30, 2018.
(5)	See Note 5 for cost of investment on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Diversified Financial Services	$—	$—		$1,535,177	1,535,177
Other Industries	766,107,627	15,519,016	**	—	781,626,643
Short-Term Investment Securities:	5,248,651	—		—	5,248,651

Total Investments at Value	$771,356,278	$15,519,016		$1,535,177	$788,410,471

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board. See Note 2.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Financial Statements

27

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Oil Companies — Exploration & Production	7.7%
Medical — HMO	5.5
Banks — Super Regional	4.1
Medical — Drugs	4.0
Electronic Components — Semiconductors	3.7
Electric — Integrated	3.3
Industrial Gases	3.1
Oil Companies — Integrated	3.1
Pharmacy Services	3.1
Cruise Lines	3.0
Banks — Fiduciary	3.0
Insurance — Property/Casualty	2.6
Finance — Consumer Loans	2.5
Retail — Auto Parts	2.5
Finance — Investment Banker/Broker	2.5
Oil Refining & Marketing	2.4
Chemicals — Diversified	2.3
Finance — Credit Card	2.2
Tobacco	2.1
Real Estate Investment Trusts	2.1
Diversified Banking Institutions	2.0
Retail — Discount	2.0
Medical Instruments	1.9
Retail — Building Products	1.8
Cable/Satellite TV	1.8
Insurance Brokers	1.6
Applications Software	1.6
Enterprise Software/Service	1.5
Tools — Hand Held	1.5
Aerospace/Defense — Equipment	1.5
Beverages — Non-alcoholic	1.4
Aerospace/Defense	1.4
Machinery — General Industrial	1.3
Rental Auto/Equipment	1.2
Semiconductor Components — Integrated Circuits	1.1
Building Products — Air & Heating	1.1
Registered Investment Companies	1.1
Commercial Services	1.1
Food — Catering	1.0
Savings & Loans/Thrifts	1.0
Building & Construction Products — Misc.	1.0
Diversified Manufacturing Operations	1.0
Building — Residential/Commercial	0.8
Computers	0.8
Apparel Manufacturers	0.7
Medical — Generic Drugs	0.7
Casino Hotels	0.3
Chemicals — Specialty	0.3

99.3%

*	Calculated as a percentage of net assets

28

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.2%
Aerospace/Defense — 1.4%
Spirit AeroSystems Holdings, Inc., Class A	9,462	$774,749

Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	6,598	803,900

Apparel Manufacturers — 0.7%
Hanesbrands, Inc.#	24,044	382,540

Applications Software — 1.6%
Microsoft Corp.	7,812	866,273

Banks - Fiduciary — 3.0%
Bank of New York Mellon Corp.	16,927	868,524
State Street Corp.	10,302	752,252

		1,620,776

Banks - Super Regional — 4.1%
KeyCorp	38,542	706,860
US Bancorp	11,150	607,229
Wells Fargo & Co.	17,385	943,658

		2,257,747

Beverages - Non-alcoholic — 1.4%
Coca-Cola European Partners PLC	16,273	789,891

Building & Construction Products - Misc. — 1.0%
Owens Corning	10,372	540,900

Building Products - Air & Heating — 1.1%
Johnson Controls International PLC	17,843	620,579

Building - Residential/Commercial — 0.8%
Lennar Corp., Class A	10,545	450,588

Cable/Satellite TV — 1.8%
Comcast Corp., Class A	25,478	993,897

Casino Hotels — 0.3%
MGM Resorts International	6,513	175,590

Chemicals - Diversified — 2.3%
DowDuPont, Inc.	12,860	743,951
LyondellBasell Industries NV, Class A	5,231	488,105

		1,232,056

Chemicals - Specialty — 0.3%
Versum Materials, Inc.	4,681	162,150

Commercial Services — 1.1%
Nielsen Holdings PLC	21,405	581,574

Computers — 0.8%
Hewlett Packard Enterprise Co.	27,970	419,550

Cruise Lines — 3.0%
Norwegian Cruise Line Holdings, Ltd.†	15,684	804,903
Royal Caribbean Cruises, Ltd.	7,478	845,537

		1,650,440

Diversified Banking Institutions — 2.0%
JPMorgan Chase & Co.	10,044	1,116,792

Diversified Manufacturing Operations — 1.0%
General Electric Co.	69,716	522,870

Electric - Integrated — 3.3%
Dominion Energy, Inc.	12,338	919,181
Exelon Corp.	19,643	911,239

		1,830,420

Electronic Components - Semiconductors — 3.7%
Broadcom, Inc.	3,325	789,388
Microchip Technology, Inc.#	8,260	619,500

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
Texas Instruments, Inc.	6,041	$603,194

		2,012,082

Enterprise Software/Service — 1.5%
Oracle Corp.	16,976	827,750

Finance - Consumer Loans — 2.5%
Navient Corp.	35,885	412,678
SLM Corp.†	94,067	966,068

		1,378,746

Finance - Credit Card — 2.2%
American Express Co.	10,511	1,180,070

Finance - Investment Banker/Broker — 2.5%
E*TRADE Financial Corp.	13,717	717,262
Jefferies Financial Group, Inc.	28,973	633,060

		1,350,322

Food - Catering — 1.0%
Aramark	14,629	556,780

Industrial Gases — 3.1%
Air Products & Chemicals, Inc.	5,414	870,950
Linde PLC	5,355	851,713

		1,722,663

Insurance Brokers — 1.6%
Willis Towers Watson PLC	5,516	879,526

Insurance - Property/Casualty — 2.6%
Berkshire Hathaway, Inc., Class B†	4,405	961,347
Fidelity National Financial, Inc.	13,951	468,754

		1,430,101

Machinery - General Industrial — 1.3%
Wabtec Corp.#	7,671	725,677

Medical Instruments — 1.9%
Medtronic PLC	10,582	1,032,062

Medical - Drugs — 4.0%
Merck & Co., Inc.	6,680	529,991
Pfizer, Inc.	22,796	1,053,859
Sanofi ADR	12,852	582,838

		2,166,688

Medical - Generic Drugs — 0.7%
Teva Pharmaceutical Industries, Ltd. ADR†	16,535	356,164

Medical - HMO — 5.5%
Anthem, Inc.	3,846	1,115,609
Cigna Corp.	3,686	823,379
UnitedHealth Group, Inc.	3,766	1,059,602

		2,998,590

Oil Companies - Exploration & Production — 7.7%
ConocoPhillips	14,040	929,167
Hess Corp.	18,536	998,905
Kosmos Energy, Ltd.†#	73,580	395,861
Occidental Petroleum Corp.	11,897	836,002
Parsley Energy, Inc., Class A†	22,686	456,669
Vermilion Energy, Inc.#	24,583	611,625

		4,228,229

Oil Companies - Integrated — 3.1%
BP PLC ADR	21,320	860,262
Chevron Corp.	7,250	862,315

		1,722,577

29

VALIC Company I Broad Cap Value Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Refining & Marketing — 2.4%
Phillips 66	8,810	$823,911
Valero Energy Corp.	6,211	496,259

		1,320,170

Pharmacy Services — 3.1%
CVS Health Corp.	12,520	1,004,104
Express Scripts Holding Co.†	7,046	714,958

		1,719,062

Real Estate Investment Trusts — 2.1%
Liberty Property Trust	13,319	603,217
MGM Growth Properties LLC, Class A	18,996	541,196

		1,144,413

Rental Auto/Equipment — 1.2%
AMERCO	1,835	635,736

Retail - Auto Parts — 2.5%
Advance Auto Parts, Inc.	4,759	845,722
O’Reilly Automotive, Inc.†	1,535	532,307

		1,378,029

Retail - Building Products — 1.8%
Lowe’s Cos., Inc.	10,554	995,981

Retail - Discount — 2.0%
Dollar General Corp.	9,912	1,100,133

Savings & Loans/Thrifts — 1.0%
New York Community Bancorp, Inc.#	51,941	552,133

Semiconductor Components - Integrated Circuits — 1.1%
QUALCOMM, Inc.#	10,750	626,295

Tobacco — 2.1%
Altria Group, Inc.	9,890	542,269
Philip Morris International, Inc.	6,993	605,104

		1,147,373

Security Description	Shares	Value (Note 2)

Tools - Hand Held — 1.5%
Stanley Black & Decker, Inc.	6,288	$822,784

Total Long-Term Investment Securities
(cost $44,997,027)		53,803,418

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2) (cost $592,358)	592,358	592,358

TOTAL INVESTMENTS
(cost $45,589,385)(3)	99.3%	54,395,776
Other assets less liabilities	0.7	387,832

NET ASSETS	100.0%	$54,783,608

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $3,045,864. This was secured by collateral of $592,358, which was received in cash and subsequently invested in short-term investments currently valued at $592,358 as reported in the Portfolio of Investments. Additional collateral of $2,514,448 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	01/17/2019 to 04/25/2019	$94,386
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	2,420,062

(2)	The rate shown is the 7-day yield as of November 30, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$53,803,418	$—	$—	$53,803,418
Short-Term Investment Securities	592,358	—	—	592,358

Total Investments at Value	$54,395,776	$—	$—	$54,395,776

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

30

VALIC Company I Capital Conservation Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	23.1%
Federal Home Loan Mtg. Corp.	13.5
United States Treasury Notes	13.0
United States Treasury Bonds	6.5
Diversified Banking Institutions	5.7
Government National Mtg. Assoc.	4.4
Banks — Commercial	3.6
Diversified Financial Services	3.3
Electric — Integrated	2.8
Telephone — Integrated	1.4
Auto — Cars/Light Trucks	1.2
Registered Investment Companies	1.2
Pipelines	1.0
Banks — Super Regional	1.0
Real Estate Investment Trusts	0.7
Oil Companies — Integrated	0.7
Savings & Loans/Thrifts	0.7
Medical — HMO	0.7
Medical Labs & Testing Services	0.6
Brewery	0.6
Cable/Satellite TV	0.6
Machinery — Farming	0.6
Insurance — Life/Health	0.5
Medical — Drugs	0.5
Aerospace/Defense — Equipment	0.5
Oil Companies — Exploration & Production	0.5
Computer Services	0.5
Chemicals — Diversified	0.5
Paper & Related Products	0.4
Networking Products	0.4
Finance — Other Services	0.4
Insurance — Multi-line	0.4
Food — Misc./Diversified	0.4
Cellular Telecom	0.3
Finance — Credit Card	0.3
Computers	0.3
Auto/Truck Parts & Equipment — Original	0.3
Transport — Rail	0.3
Insurance — Mutual	0.3
Enterprise Software/Service	0.3
Machinery — Construction & Mining	0.3
Electric — Distribution	0.2
Pharmacy Services	0.2
Retail — Mail Order	0.2
Electronic Measurement Instruments	0.2
Broadcast Services/Program	0.2
Retail — Discount	0.2
Beverages — Non-alcoholic	0.2
Electric — Generation	0.2
Machinery — General Industrial	0.2
Tools — Hand Held	0.2
Diversified Manufacturing Operations	0.2
Electronic Components — Semiconductors	0.2
Transport — Equipment & Leasing	0.2
Office Supplies & Forms	0.2
Insurance — Property/Casualty	0.1
Machinery — Electrical	0.1
Building & Construction Products — Misc.	0.1
Trucking/Leasing	0.1
Medical — Biomedical/Gene	0.1
Medical Instruments	0.1
Federal Home Loan Bank	0.1
Aerospace/Defense	0.1
SupraNational Banks	0.1
Commercial Services	0.1
Transport — Services	0.1
Television	0.1
Retail — Restaurants	0.1
Semiconductor Components — Integrated Circuits	0.1

Agricultural Chemicals	0.1%
Chemicals — Specialty	0.1
Sovereign	0.1
Building Societies	0.1
Retail — Automobile	0.1
Transport — Marine	0.1
Data Processing/Management	0.1
Petrochemicals	0.1
Diversified Minerals	0.1
Retail — Building Products	0.1
Machinery — Pumps	0.1
Telecom Services	0.1
Building — Residential/Commercial	0.1
Insurance Brokers	0.1
Multimedia	0.1
Finance — Investment Banker/Broker	0.1
Medical — Generic Drugs	0.1
Gold Mining	0.1
Advertising Agencies	0.1

100.4%

Credit Quality#†

Aaa	64.8%
Aa	3.1
A	11.0
Baa	16.6
Ba	2.6
Not Rated@	1.9

100.0%

*	Calculated as a percentage of net assets.
#	Calculated as a percentage of total debt issues, excluding short-term securities.
†	Source: Moody’s
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.

31

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 3.1%
Diversified Financial Services — 3.1%
American Express Credit Account Master Trust Series 2018-4, Class A 2.99% due 12/15/2023	$125,000	$124,685
Avis Budget Rental Car Funding AESOP LLC Series 2015-1A, Class A 2.50% due 07/20/2021*	100,000	98,612
BA Credit Card Trust Series 2018-A2, Class A2 3.00% due 09/15/2023	262,000	261,249
Benchmark Mtg. Trust Series 2018-B1, Class A2 3.57% due 01/15/2051(1)	186,000	186,324
CarMax Auto Owner Trust Series 2016-4, Class A4 1.60% due 06/15/2022	230,000	224,004
CarMax Auto Owner Trust Series 2018-4, Class A3 3.36% due 09/15/2023	250,000	250,712
Chase Mtg. Finance Trust VRS Series 2016-2, Class M2 3.75% due 12/25/2045*(2)(3)	258,174	253,699
Citibank Credit Card Issuance Trust Series 2017-A3, Class A3 1.92% due 04/07/2022	115,000	113,297
Citibank Credit Card Issuance Trust Series 2018-A6, Class A6 3.21% due 12/07/2024	200,000	199,167
COMM Mtg. Trust VRS Series 2016-787S, Class B 3.96% due 02/10/2036*(1)(3)	125,000	121,829
CSAIL Commercial Mtg. Trust Series 2017-C8, Class A2 2.99% due 06/15/2050(1)	1,764,000	1,735,268
CSMC Trust Series 2015-GLPA, Class A 3.88% due 11/15/2037*(1)	450,613	454,926
Discover Card Execution Note Trust Series 2015-A4, Class A4 2.19% due 04/17/2023	350,000	344,039
Ford Credit Auto Owner Trust Series 2016-C, Class B 1.73% due 03/15/2022	125,000	122,067
Ford Credit Auto Owner Trust/Ford Credit Series 2018-2, Class A 3.47% due 01/15/2030*	300,000	298,650
Ford Credit Floorplan Master Owner Trust Series 2017-1, Class A1 2.07% due 05/15/2022	287,000	282,291
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class 4A 2.13% due 03/16/2023*	200,000	195,057
GS Mtg. Securities Trust Series 2015-GC28, Class A2 2.90% due 02/10/2048(1)	240,000	239,227
Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23, Class A2 2.98% due 07/15/2050(1)	390,000	388,325
Morgan Stanley Capital Barclays Bank Trust Series 2016-MART, Class A 2.20% due 09/13/2031*(1)	34,000	32,933
MSDB Trust VRS Series 2017-712F, Class A 3.43% due 07/11/2039*(1)(3)	790,000	754,600

Security Description	Principal Amount	Value (Note 2)

Diversified Financial Services (continued)
Nissan Auto Receivables Owner Trust Series 2016-C, Class A3 1.18% due 01/15/2021	$162,840	$161,227
Synchrony Credit Card Master Note Trust Series 2016-2, Class A 2.21% due 05/15/2024	100,000	97,491
Toyota Auto Receivables Owner Trust Series 2018-C, Class A4 3.13% due 02/15/2024	225,000	224,886
Verizon Owner Trust Series 2018-1A, Class C 3.20% due 09/20/2022*	100,000	99,289

Total Asset Backed Securities
(cost $7,460,268)		7,263,854

U.S. CORPORATE BONDS & NOTES — 26.2%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc. Senior Notes 4.20% due 04/15/2024	116,000	114,806

Aerospace/Defense — 0.1%
General Dynamics Corp. Company Guar. Notes 2.88% due 05/11/2020	311,000	310,173

Aerospace/Defense - Equipment — 0.5%
Harris Corp. Senior Notes 4.40% due 06/15/2028	437,000	431,090
L3 Technologies, Inc. Company Guar. Notes 4.40% due 06/15/2028	156,000	155,239
United Technologies Corp. Senior Notes 1.90% due 05/04/2020	213,000	208,363
United Technologies Corp. Senior Notes 3.95% due 08/16/2025	154,000	152,119
United Technologies Corp. Senior Notes 4.13% due 11/16/2028	221,000	216,390

		1,163,201

Auto - Cars/Light Trucks — 1.1%
BMW US Capital LLC Company Guar. Notes 3.10% due 04/12/2021*	490,000	483,388
Daimler Finance North America LLC# Company Guar. Notes 2.00% due 07/06/2021*	445,000	424,556
Daimler Finance North America LLC Company Guar. Notes 2.45% due 05/18/2020*	261,000	256,876
Daimler Finance North America LLC Company Guar. Notes 3.75% due 11/05/2021*	252,000	251,117
Ford Motor Credit Co. LLC Senior Notes 3.34% due 03/18/2021	627,000	605,255
Nissan Motor Acceptance Corp. Senior Notes 2.65% due 07/13/2022*	333,000	316,596
Toyota Motor Credit Corp. Senior Notes 3.45% due 09/20/2023	320,000	316,785

		2,654,573

32

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Banks - Commercial — 2.0%
Associated Bank NA Senior Notes 3.50% due 08/13/2021	$274,000	$271,743
BankUnited, Inc. Senior Notes 4.88% due 11/17/2025	973,000	984,768
Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*	540,000	534,826
Discover Bank Sub. Notes 4.68% due 08/09/2028	268,000	263,905
First Horizon National Corp. Senior Notes 3.50% due 12/15/2020	541,000	538,095
First Tennessee Bank NA Senior Notes 2.95% due 12/01/2019	258,000	256,550
Regions Bank Senior Notes 3.37% due 08/13/2021	364,000	361,868
Regions Financial Corp. Sub. Notes 7.38% due 12/10/2037	632,000	793,571
Santander Holdings USA, Inc. Senior Notes 3.40% due 01/18/2023	334,000	316,355
SunTrust Bank Senior Notes 3.50% due 08/02/2022	226,000	223,920
ZB NA Senior Notes 3.50% due 08/27/2021	250,000	248,886

		4,794,487

Banks - Super Regional — 0.9%
Citibank NA Senior Notes 2.13% due 10/20/2020	429,000	418,219
Huntington National Bank Senior Notes 2.38% due 03/10/2020	254,000	250,934
Wells Fargo & Co. Senior Notes 3.00% due 02/19/2025	734,000	687,536
Wells Fargo & Co. Senior Notes 3.07% due 01/24/2023	397,000	383,317
Wells Fargo & Co. Sub. Notes 4.75% due 12/07/2046	19,000	17,968
Wells Fargo Bank NA Senior Notes 3.55% due 08/14/2023	429,000	421,472

		2,179,446

Beverages - Non-alcoholic — 0.2%
Keurig Dr Pepper, Inc. Company Guar. Notes 4.06% due 05/25/2023*	144,000	141,847
Keurig Dr Pepper, Inc. Company Guar. Notes 4.42% due 05/25/2025*	370,000	363,282

		505,129

Security Description	Principal Amount	Value (Note 2)

Brewery — 0.6%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	$274,000	$258,481
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.70% due 02/01/2036*	129,000	121,347
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.90% due 02/01/2046*	430,000	399,714
Anheuser-Busch InBev Finance, Inc. Company Guar. Notes 2.65% due 02/01/2021	403,000	394,839
Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 4.60% due 04/15/2048	185,000	165,982

		1,340,363

Broadcast Services/Program — 0.2%
Discovery Communications LLC Company Guar. Notes 3.50% due 06/15/2022*	267,000	260,987
Discovery Communications LLC Company Guar. Notes 3.90% due 11/15/2024*	271,000	262,590

		523,577

Building & Construction Products - Misc. — 0.1%
Owens Corning Senior Notes 4.30% due 07/15/2047	436,000	332,492

Building - Residential/Commercial — 0.1%
Toll Brothers Finance Corp. Company Guar. Notes 4.35% due 02/15/2028	180,000	157,950

Cable/Satellite TV — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.38% due 04/01/2038	39,000	35,522
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 5.75% due 04/01/2048	135,000	125,732
Charter Communications Operating LLC/Charter Communications Operating Capital Senior Sec. Notes 6.38% due 10/23/2035	129,000	131,698
Comcast Corp. Company Guar. Notes 3.60% due 03/01/2024	401,000	398,309
Comcast Corp. Company Guar. Notes 3.90% due 03/01/2038	84,000	75,470
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	308,000	301,350
Comcast Corp. Company Guar. Notes 4.70% due 10/15/2048	263,000	256,087

		1,324,168

33

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Cellular Telecom — 0.2%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC Senior Sec. Notes 4.74% due 09/20/2029*	$580,000	$576,375

Chemicals - Diversified — 0.4%
Dow Chemical Co. Senior Notes 4.80% due 11/30/2028*	221,000	221,472
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	636,000	644,575

		866,047

Chemicals - Specialty — 0.1%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034	179,000	223,561

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	26,000	20,931

Commercial Services — 0.1%
Ecolab, Inc. Senior Notes 2.38% due 08/10/2022	290,000	277,503

Computer Services — 0.5%
IBM Credit LLC Senior Notes 2.65% due 02/05/2021	794,000	781,151
International Business Machines Corp.# Senior Notes 2.50% due 01/27/2022	351,000	338,380

		1,119,531

Computers — 0.3%
Apple, Inc. Senior Notes 2.85% due 05/06/2021	238,000	236,308
Diamond 1 Finance Corp./Diamond 2 Finance Corp. Senior Sec. Notes 8.10% due 07/15/2036*	440,000	474,675
Hewlett Packard Enterprise Co. Senior Notes 6.20% due 10/15/2035	39,000	37,652

		748,635

Data Processing/Management — 0.1%
Fiserv, Inc. Senior Notes 4.20% due 10/01/2028	204,000	201,186

Diversified Banking Institutions — 3.0%
Bank of America Corp. Senior Notes 3.55% due 03/05/2024	396,000	388,256
Bank of America Corp. Senior Notes 3.86% due 07/23/2024	321,000	317,672
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	868,000	828,648
Bank of America Corp. Sub. Notes 6.11% due 01/29/2037	334,000	363,885

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Citigroup, Inc. Senior Notes 2.88% due 07/24/2023	$304,000	$291,467
Citigroup, Inc. Sub. Notes 4.45% due 09/29/2027	533,000	514,539
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	215,000	205,157
Citigroup, Inc. Sub. Notes 4.75% due 05/18/2046	114,000	104,783
Citigroup, Inc. Sub. Notes 6.00% due 10/31/2033	131,000	141,752
Goldman Sachs Group, Inc. Senior Notes 2.91% due 06/05/2023	266,000	254,880
Goldman Sachs Group, Inc. Senior Notes 4.02% due 10/31/2038	308,000	268,962
Goldman Sachs Group, Inc. Sub. Notes 4.25% due 10/21/2025	295,000	284,513
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037	514,000	587,060
JPMorgan Chase & Co. Senior Notes 2.55% due 03/01/2021	408,000	399,639
JPMorgan Chase & Co. Senior Notes 3.88% due 07/24/2038	457,000	407,067
Morgan Stanley Sub. Notes 5.00% due 11/24/2025	1,601,000	1,621,444

		6,979,724

Electric - Distribution — 0.2%
Oglethorpe Power Corp. 1st Mtg. Notes 5.05% due 10/01/2048*	517,000	504,506

Electric - Generation — 0.0%
Basin Electric Power Cooperative 1st Mtg. Notes 4.75% due 04/26/2047*	77,000	77,413

Electric - Integrated — 2.4%
Ameren Illinois Co. 1st Mtg. Bonds 4.50% due 03/15/2049	257,000	258,645
American Electric Power Co., Inc. Senior Notes 4.30% due 12/01/2028	208,000	207,305
Consumers Energy Co. 1st Mtg. Notes 4.35% due 04/15/2049	180,000	177,981
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033	300,000	315,309
Duke Energy Carolinas LLC 1st Mtg. Bonds 3.95% due 11/15/2028	262,000	263,181
Duke Energy Progress LLC 1st Mtg. Notes 2.80% due 05/15/2022	190,000	185,875

34

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Electric - Integrated (continued)
Exelon Corp. Junior Sub. Notes 3.50% due 06/01/2022	$267,000	$258,885
Exelon Generation Co. LLC Senior Notes 2.95% due 01/15/2020	165,000	163,950
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	242,000	231,588
FirstEnergy Corp. Senior Notes 4.85% due 07/15/2047	329,000	316,275
FirstEnergy Corp. Senior Notes 7.38% due 11/15/2031	726,000	916,280
Georgia Power Co. Senior Notes 2.00% due 09/08/2020	177,000	172,162
Massachusetts Electric Co. Notes 4.00% due 08/15/2046*	324,000	290,835
Nevada Power Co. General Ref. Mtg. 2.75% due 04/15/2020	207,000	206,299
Niagara Mohawk Power Corp. Senior Notes 4.28% due 12/15/2028*	252,000	253,229
Pacific Gas & Electric Co. Senior Notes 3.30% due 12/01/2027	266,000	219,364
Public Service Co. of Colorado 1st Mtg. Bonds 3.70% due 06/15/2028	281,000	278,974
Public Service Co. of Colorado 1st Mtg. Bonds 4.10% due 06/15/2048	193,000	185,551
South Carolina Electric & Gas Co. 1st Mtg. Notes 4.35% due 02/01/2042	127,000	120,315
South Carolina Electric & Gas Co. 1st Mtg. Bonds 5.10% due 06/01/2065	439,000	427,893
Southern California Edison Co.# 1st Mtg. Notes 4.13% due 03/01/2048	176,000	157,021
Tucson Electric Power Co. Senior Bonds 4.85% due 12/01/2048	168,000	168,892

		5,775,809

Electronic Components - Semiconductors — 0.2%
Intel Corp. Senior Notes 2.45% due 07/29/2020	378,000	374,455

Electronic Measurement Instruments — 0.2%
Trimble, Inc. Senior Notes 4.75% due 12/01/2024	28,000	28,276
Trimble, Inc. Senior Notes 4.90% due 06/15/2028	530,000	521,665

		549,941

Security Description	Principal Amount	Value (Note 2)

Electronic Security Devices — 0.0%
Allegion US Holding Co., Inc. Company Guar. Notes 3.20% due 10/01/2024	$83,000	$77,338

Enterprise Software/Service — 0.3%
Oracle Corp. Senior Notes 2.95% due 11/15/2024	640,000	611,376

Finance - Credit Card — 0.3%
American Express Co. Senior Notes 2.50% due 08/01/2022	499,000	475,900
American Express Co. Senior Notes 4.20% due 11/06/2025	156,000	156,290
Capital One Financial Corp. Sub. Notes 3.75% due 07/28/2026	205,000	186,184

		818,374

Finance - Investment Banker/Broker — 0.1%
Jefferies Group LLC/Jefferies Group Capital Finance, Inc. Senior Notes 4.15% due 01/23/2030	174,000	150,820
Lehman Brothers Holdings, Inc. Escrow Notes 5.50% due 04/04/2016†	89,000	1,807
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017(4)(5)†	87,000	9
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038(4)(5)†	112,000	11

		152,647

Finance - Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 2.30% due 11/01/2020	352,000	345,023
National Rural Utilities Cooperative Finance Corp. Senior Notes 2.30% due 09/15/2022	192,000	184,042
National Rural Utilities Cooperative Finance Corp. Collateral Trust Notes 2.40% due 04/25/2022	146,000	140,807

		669,872

Food - Meat Products — 0.0%
Smithfield Foods, Inc. Senior Notes 2.65% due 10/03/2021*	111,000	105,425

Food - Misc./Diversified — 0.4%
Conagra Brands, Inc. Senior Notes 4.60% due 11/01/2025	286,000	284,247
Kraft Heinz Foods Co. Sec. Notes 4.88% due 02/15/2025*	254,000	254,765
Nestle Holdings, Inc. Company Guar. Notes 3.50% due 09/24/2025*	297,000	294,525

		833,537

35

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Insurance Brokers — 0.1%
Willis North America, Inc. Company Guar. Notes 5.05% due 09/15/2048	$164,000	$155,428

Insurance - Life/Health — 0.1%
AXA Equitable Holdings, Inc. Senior Notes 5.00% due 04/20/2048*	94,000	82,819
Brighthouse Financial, Inc. Senior Notes 4.70% due 06/22/2047	230,000	172,120

		254,939

Insurance - Multi-line — 0.3%
Assurant, Inc. Senior Notes 6.75% due 02/15/2034	165,000	184,885
Metropolitan Life Global Funding I Sec. Notes 2.30% due 04/10/2019*	485,000	483,894

		668,779

Insurance - Mutual — 0.3%
MassMutual Global Funding II Senior Sec. Notes 2.75% due 06/22/2024*	200,000	189,828
New York Life Global Funding Sec. Notes 1.95% due 09/28/2020*	498,000	485,612

		675,440

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 2.88% due 11/03/2022	273,000	267,091

Machinery - Construction & Mining — 0.3%
Caterpillar Financial Services Corp. Senior Notes 2.55% due 11/29/2022	198,000	189,942
Caterpillar Financial Services Corp. Senior Notes 3.15% due 09/07/2021	133,000	132,345
Caterpillar Financial Services Corp. Senior Notes 3.45% due 05/15/2023	286,000	283,255

		605,542

Machinery - Electrical — 0.1%
ABB Finance USA, Inc. Company Guar. Notes 3.38% due 04/03/2023	341,000	339,309

Machinery - Farming — 0.4%
CNH Industrial Capital LLC Company Guar. Notes 4.20% due 01/15/2024	465,000	459,848
John Deere Capital Corp. Senior Notes 2.35% due 01/08/2021	238,000	232,988
John Deere Capital Corp. Senior Notes 3.65% due 10/12/2023	144,000	144,158

		836,994

Security Description	Principal Amount	Value (Note 2)

Machinery - General Industrial — 0.2%
Roper Technologies, Inc. Senior Notes 4.20% due 09/15/2028	$471,000	$459,486

Medical Instruments — 0.1%
Medtronic, Inc. Company Guar. Notes 2.50% due 03/15/2020	318,000	315,301

Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings Senior Notes 3.25% due 09/01/2024	322,000	306,934
Roche Holdings, Inc. Company Guar. Notes 1.75% due 01/28/2022*	404,000	385,137
Roche Holdings, Inc. Company Guar. Notes 2.25% due 09/30/2019*	548,000	544,166
Roche Holdings, Inc. Company Guar. Notes 2.88% due 09/29/2021*	268,000	264,608

		1,500,845

Medical - Biomedical/Gene — 0.1%
Celgene Corp. Senior Notes 3.63% due 05/15/2024	175,000	169,674
Celgene Corp. Senior Notes 4.55% due 02/20/2048	178,000	154,139

		323,813

Medical - Drugs — 0.2%
AbbVie, Inc. Senior Notes 4.88% due 11/14/2048	206,000	187,594
GlaxoSmithKline Capital, Inc. Company Guar. Notes 3.38% due 05/15/2023	215,000	212,736
Pfizer, Inc.# Senior Notes 3.00% due 09/15/2021	144,000	143,696

		544,026

Medical - Generic Drugs — 0.1%
Actavis, Inc. Company Guar. Notes 3.25% due 10/01/2022	156,000	150,857

Medical - HMO — 0.7%
Halfmoon Parent, Inc. Senior Sec. Notes 4.80% due 08/15/2038*	238,000	229,018
Halfmoon Parent, Inc. Senior Notes 4.90% due 12/15/2048*	234,000	222,779
UnitedHealth Group, Inc. Senior Bonds 2.38% due 10/15/2022	957,000	917,279
UnitedHealth Group, Inc. Senior Notes 3.75% due 07/15/2025	172,000	171,244

		1,540,320

36

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Multimedia — 0.1%
Time Warner, Inc. Company Guar. Notes 4.85% due 07/15/2045	$174,000	$153,708

Networking Products — 0.4%
Cisco Systems, Inc. Senior Notes 2.20% due 02/28/2021	933,000	911,240

Office Supplies & Forms — 0.2%
Avery Dennison Corp. Senior Notes 4.88% due 12/06/2028	358,000	356,689

Oil Companies - Exploration & Production — 0.5%
Anadarko Petroleum Corp. Senior Notes 6.45% due 09/15/2036	392,000	417,047
Continental Resources, Inc. Company Guar. Notes 4.50% due 04/15/2023	295,000	288,402
Hess Corp. Senior Notes 5.60% due 02/15/2041	319,000	279,114
Marathon Oil Corp. Senior Notes 6.60% due 10/01/2037	134,000	144,643

		1,129,206

Oil Companies - Integrated — 0.3%
Chevron Corp. Senior Notes 3.19% due 06/24/2023	720,000	707,234

Paper & Related Products — 0.4%
Domtar Corp. Company Guar. Notes 6.75% due 02/15/2044	380,000	378,315
Georgia - Pacific LLC Senior Notes 3.73% due 07/15/2023*	368,000	367,679
Georgia - Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*	235,000	242,104

		988,098

Petrochemicals — 0.1%
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP Senior Notes 3.30% due 05/01/2023*	202,000	198,268

Pharmacy Services — 0.2%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	213,000	203,209
CVS Pass-Through Trust Pass-Through Certs. 4.70% due 01/10/2036*	117,710	115,874
CVS Pass-Through Trust Pass-Through Certs. 5.77% due 01/10/2033*	123,265	129,673
CVS Pass-Through Trust Pass-Through Certs. 5.93% due 01/10/2034*	122,025	130,018

		578,774

Security Description	Principal Amount	Value (Note 2)

Pipelines — 0.9%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 5.20% due 12/01/2047	$386,000	$348,099
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	208,000	195,801
Energy Transfer Partners LP Company Guar. Notes 4.90% due 03/15/2035	48,000	42,618
Energy Transfer Partners LP Company Guar. Notes 6.63% due 10/15/2036	281,000	287,085
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	170,000	155,178
EnLink Midstream Partners LP Senior Notes 5.05% due 04/01/2045	36,000	27,368
Kinder Morgan Energy Partners LP Company Guar. Notes 4.30% due 05/01/2024	247,000	244,781
Kinder Morgan Energy Partners LP Company Guar. Notes 6.95% due 01/15/2038	260,000	288,614
MPLX LP Senior Notes 4.00% due 03/15/2028	166,000	153,683
MPLX LP Senior Notes 4.80% due 02/15/2029	122,000	119,986
Sunoco Logistics Partners Operations LP Company Guar. Notes 5.35% due 05/15/2045	90,000	77,940
Western Gas Partners LP Senior Notes 4.65% due 07/01/2026	219,000	209,023

		2,150,176

Real Estate Investment Trusts — 0.7%
Boston Properties LP Senior Notes 4.50% due 12/01/2028	365,000	363,855
EPR Properties Company Guar. Notes 4.95% due 04/15/2028	89,000	86,646
ERP Operating LP Senior Notes 4.15% due 12/01/2028	168,000	167,867
Kimco Realty Corp. Senior Notes 4.25% due 04/01/2045	116,000	99,311
National Retail Properties, Inc. Senior Notes 4.80% due 10/15/2048	88,000	83,129
Simon Property Group LP Senior Notes 4.13% due 12/01/2021	293,000	297,438
UDR, Inc. Company Guar. Notes 3.50% due 01/15/2028	98,000	90,991
UDR, Inc. Company Guar. Notes 4.40% due 01/26/2029	252,000	250,715
Washington Prime Group LP# Senior Notes 5.95% due 08/15/2024	135,000	125,304

37

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Welltower, Inc. Senior Notes 3.95% due 09/01/2023	$158,000	$157,210

		1,722,466

Retail - Automobile — 0.1%
AutoNation, Inc. Company Guar. Notes 3.50% due 11/15/2024	226,000	209,802

Retail - Building Products — 0.1%
Home Depot, Inc. Senior Notes 4.50% due 12/06/2048	177,000	176,891

Retail - Discount — 0.2%
Wal-Mart Stores, Inc. Senior Notes 2.55% due 04/11/2023	535,000	516,101

Retail - Mail Order — 0.2%
QVC, Inc. Senior Sec. Notes 4.85% due 04/01/2024	583,000	571,362

Retail - Restaurants — 0.1%
McDonald’s Corp. Senior Notes 4.45% due 03/01/2047	270,000	252,389

Savings & Loans/Thrifts — 0.7%
First Niagara Financial Group, Inc. Senior Notes 6.75% due 03/19/2020	658,000	684,145
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021	400,000	437,383
New York Community Bancorp, Inc. Sub. Notes 5.90% due 11/06/2028	483,000	483,639

		1,605,167

Semiconductor Components - Integrated Circuits — 0.1%
QUALCOMM, Inc. Senior Notes 3.45% due 05/20/2025	265,000	252,278

Telephone - Integrated — 0.8%
AT&T, Inc. Senior Notes 4.50% due 05/15/2035	660,000	584,346
AT&T, Inc. Senior Notes 4.90% due 08/15/2037*	569,000	516,662
Verizon Communications, Inc. Senior Notes 4.40% due 11/01/2034	96,000	90,995
Verizon Communications, Inc. Senior Notes 5.25% due 03/16/2037	766,000	787,353

		1,979,356

Television — 0.1%
CBS Corp. Company Guar. Notes 3.70% due 08/15/2024	276,000	266,320

Security Description	Principal Amount	Value (Note 2)

Transport - Equipment & Leasing — 0.2%
GATX Corp. Senior Notes 4.35% due 02/15/2024	$370,000	$369,947

Transport - Marine — 0.1%
Kirby Corp. Senior Notes 4.20% due 03/01/2028	211,000	202,828

Transport - Rail — 0.2%
Kansas City Southern Company Guar. Notes 4.70% due 05/01/2048	123,000	118,882
Norfolk Southern Corp. Senior Notes 5.10% due 12/31/2049	248,000	236,203

		355,085

Transport - Services — 0.1%
FedEx Corp. Company Guar. Notes 4.05% due 02/15/2048	157,000	132,410
FedEx Corp.# Company Guar. Notes 4.95% due 10/17/2048	143,000	138,550

		270,960

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Senior Notes 3.95% due 03/10/2025*	338,000	328,891

Total U.S. Corporate Bonds & Notes
(cost $63,606,800)		61,855,957

FOREIGN CORPORATE BONDS & NOTES — 7.2%
Agricultural Chemicals — 0.1%
Syngenta Finance NV Company Guar. Notes 4.44% due 04/24/2023*	240,000	230,791

Auto - Cars/Light Trucks — 0.1%
Hyundai Capital Services, Inc. Senior Notes 3.00% due 08/29/2022*	239,000	229,219

Auto/Truck Parts & Equipment - Original — 0.3%
Toyota Industries Corp. Senior Notes 3.24% due 03/16/2023*	740,000	729,425

Banks - Commercial — 1.4%
AIB Group PLC Senior Notes 4.75% due 10/12/2023*	449,000	441,264
Canadian Imperial Bank of Commerce Senior Notes 2.10% due 10/05/2020	486,000	474,711
Credit Suisse AG Senior Notes 3.00% due 10/29/2021	405,000	396,383
Danske Bank A/S Senior Notes 3.88% due 09/12/2023*	239,000	228,322
ING Groep NV Senior Notes 4.63% due 01/06/2026*	220,000	219,067
Intesa Sanpaolo SpA Senior Notes 3.88% due 01/12/2028*	471,000	379,943

38

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Banks - Commercial (continued)
National Australia Bank, Ltd. Senior Notes 3.63% due 06/20/2023	$351,000	$348,301
Royal Bank of Canada Senior Notes 3.70% due 10/05/2023	193,000	192,141
Toronto - Dominion Bank Senior Notes 1.85% due 09/11/2020	296,000	289,111
United Overseas Bank, Ltd. Senior Notes 3.20% due 04/23/2021*	206,000	205,047
Westpac Banking Corp.# Senior Notes 3.05% due 05/15/2020	203,000	202,131

		3,376,421

Building Societies — 0.1%
Nationwide Building Society Sub. Notes 4.13% due 10/18/2032*	250,000	219,097

Cellular Telecom — 0.1%
SK Telecom Co., Ltd. Senior Notes 3.75% due 04/16/2023*	200,000	198,140
Vodafone Group PLC Senior Notes 4.13% due 05/30/2025	107,000	104,388

		302,528

Chemicals - Diversified — 0.1%
Braskem Netherlands Finance BV Company Guar. Notes 4.50% due 01/10/2028*	209,000	192,280

Diversified Banking Institutions — 1.9%
Banco Santander SA Senior Notes 3.85% due 04/12/2023	200,000	192,712
BNP Paribas SA Senior Notes 3.80% due 01/10/2024*	276,000	267,008
Credit Suisse Group AG Senior Notes 4.21% due 06/12/2024*	258,000	254,768
Deutsche Bank AG Senior Notes 4.25% due 02/04/2021	182,000	179,326
HSBC Holdings PLC Senior Notes 4.29% due 09/12/2026	329,000	320,277
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.76% due 07/26/2023	278,000	277,508
Mitsubishi UFJ Financial Group, Inc. Senior Notes 3.78% due 03/02/2025	100,000	98,925
Mizuho Financial Group, Inc. Senior Notes 3.55% due 03/05/2023	1,213,000	1,201,521
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023	200,000	190,541
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024	270,000	262,839

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions (continued)
Royal Bank of Scotland Group PLC Senior Notes 5.08% due 01/27/2030	$257,000	$245,496
UBS Group Funding Switzerland AG Company Guar. Notes 3.49% due 05/23/2023*	625,000	606,555
UniCredit SpA# Sub. Notes 5.86% due 06/19/2032*	531,000	449,690

		4,547,166

Diversified Financial Services — 0.2%
GE Capital International Funding Co. ULC Company Guar. Notes 2.34% due 11/15/2020	469,000	446,020

Diversified Manufacturing Operations — 0.2%
Siemens Financieringsmaatschappij NV Company Guar. Notes 2.20% due 03/16/2020*	398,000	392,880

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*	207,000	186,353

Electric - Generation — 0.2%
Electricite de France SA Senior Notes 4.88% due 09/21/2038*	315,000	284,941
Electricite de France SA Senior Notes 6.00% due 01/22/2114*	122,000	118,351

		403,292

Electric - Integrated — 0.3%
EDP Finance BV Senior Notes 3.63% due 07/15/2024*	393,000	368,593
Enel Finance International NV Company Guar. Notes 3.63% due 05/25/2027*	416,000	358,278

		726,871

Finance - Leasing Companies — 0.0%
Aircastle, Ltd. Senior Notes 4.40% due 09/25/2023	116,000	114,430

Gold Mining — 0.1%
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027	156,000	134,550

Insurance - Life/Health — 0.1%
Athene Holding, Ltd. Senior Notes 4.13% due 01/12/2028	244,000	222,202

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045	183,000	186,003

Insurance - Property/Casualty — 0.0%
Enstar Group, Ltd. Senior Notes 4.50% due 03/10/2022	97,000	97,005

39

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES (continued)
Machinery - Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	$250,000	$229,741
CNH Industrial NV Senior Notes 4.50% due 08/15/2023	163,000	163,000

		392,741

Machinery - Pumps — 0.1%
Nvent Finance SARL Company Guar. Notes 4.55% due 04/15/2028	175,000	169,408

Medical - Drugs — 0.3%
Shire Acquisitions Investments Ireland DAC Company Guar. Notes 2.88% due 09/23/2023	192,000	179,657
Takeda Pharmaceutical Co., Ltd. Senior Notes 4.40% due 11/26/2023*	515,000	519,340

		698,997

Oil Companies - Integrated — 0.4%
BP Capital Markets PLC Company Guar. Notes 3.25% due 05/06/2022	335,000	330,554
Cenovus Energy, Inc.# Senior Notes 4.25% due 04/15/2027	278,000	247,846
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029*	100,000	91,880
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047	210,000	173,775
Suncor Energy, Inc. Senior Notes 5.95% due 12/01/2034	124,000	136,678

		980,733

SupraNational Banks — 0.1%
International Bank for Reconstruction & Development Senior Notes 3.13% due 11/20/2025	300,000	302,376

Telephone - Integrated — 0.6%
British Telecommunications PLC Senior Notes 5.13% due 12/04/2028	227,000	226,402
Telecom Italia Capital SA# Company Guar. Notes 7.72% due 06/04/2038	626,000	613,480
Telefonica Emisiones SAU Company Guar. Notes 4.67% due 03/06/2038	362,000	319,833
Telefonica Emisiones SAU Company Guar. Notes 5.21% due 03/08/2047	204,000	184,410

		1,344,125

Transport - Rail — 0.1%
Canadian National Railway Co. Senior Notes 2.85% due 12/15/2021	204,000	201,051

Security Description	Principal Amount	Value (Note 2)

Transport - Rail (continued)
Canadian Pacific Railway Co. Senior Notes 6.13% due 09/15/2115	$140,000	$158,135

		359,186

Total Foreign Corporate Bonds & Notes
(cost $17,848,996)		16,984,099

U.S. GOVERNMENT AGENCIES — 41.1%
Federal Home Loan Bank — 0.1%
5.50% due 07/15/2036	250,000	311,874

Federal Home Loan Mtg. Corp. — 13.5%
2.50% due 01/01/2028	205,551	200,723
2.50% due 04/01/2028	501,875	490,088
2.50% due 03/01/2031	661,578	637,672
2.50% due 10/01/2032	875,219	843,501
3.00% due 08/01/2027	137,577	136,490
3.00% due 10/01/2042	471,036	453,118
3.00% due 11/01/2042	590,822	568,281
3.00% due 04/01/2043	641,645	616,611
3.00% due 05/01/2043	819,969	788,107
3.00% due 08/01/2043	616,544	592,490
3.00% due 07/01/2045	832,434	796,048
3.00% due 10/01/2045	412,399	394,037
3.00% due 08/01/2046	2,478,283	2,365,240
3.50% due 01/01/2032	1,488,155	1,494,271
3.50% due 11/01/2041	557,241	551,325
3.50% due 03/01/2042	192,697	190,652
3.50% due 04/01/2042	1,083,624	1,072,123
3.50% due 06/01/2042	1,252,680	1,239,382
3.50% due 08/01/2042	242,079	239,510
3.50% due 03/01/2045	904,219	890,723
3.50% due 07/01/2045	1,105,945	1,089,063
3.50% due 08/01/2045	648,198	638,303
3.50% due 11/01/2045	428,636	422,092
3.50% due 12/01/2046	833,147	819,234
3.50% due 11/01/2047	6,375,118	6,254,953
4.00% due 09/01/2040	272,225	276,408
4.00% due 10/01/2045	778,379	784,265
4.00% due 11/01/2045	896,706	903,392
4.50% due 04/01/2044	150,933	155,413
4.50% due 03/01/2046	224,897	231,556
5.00% due 10/01/2033	391	411
5.00% due 06/01/2039	357,698	378,669
5.00% due 11/01/2043	445,010	472,017
5.50% due 02/01/2035	68,982	73,273
6.00% due 10/01/2033	94,782	102,523
6.00% due 03/01/2040	541	594
6.50% due 02/01/2035	1,813	1,988
6.75% due 09/15/2029	500,000	653,251
6.75% due 03/15/2031	250,000	334,005
Federal Home Loan Mtg. Corp. FRS 3.99% (6 ML+1.49%) due 02/01/2037	37,906	38,981
4.22% (12 ML+1.89%) due 11/01/2037	364,199	383,599
Federal Home Loan Mtg. Corp. REMIC Series 4740, Class BA 3.00% due 09/15/2045(2)	751,025	736,237
Series 4800, Class KG 3.50% due 11/15/2045(2)	100,000	97,247
Series 3820, Class DA 4.00% due 11/15/2035(2)	425,331	428,176
Federal Home Loan Mtg. Corp. REMIC FRS Series 3572, Class JS 4.49% (6.80% - 1 ML) due 09/15/2039(2)(6)(7)	203,061	21,389

40

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2017 - HQA1, Class M1 3.48% (1 ML+1.20%) due 08/25/2029(2)	$684,415	$687,359
Series 2015 - DNA1, Class M2 4.13% (1 ML+1.85%) due 10/25/2027(2)	248,273	251,753
Series 2014 - DN1, Class M2 4.48% (1 ML+2.20%) due 02/25/2024(2)	384,641	392,938
Series 2014 - HQ2, Class M2 4.48% (1 ML+2.20%) due 09/25/2024(2)	509,384	520,698
Series 2016 - HQA1, Class M2 5.03% (1 ML+2.75%) due 09/25/2028(2)	278,875	283,408
Series 2015 - HQA2, Class M2 5.08% (1 ML+2.80%) due 05/25/2028(2)	21,844	22,312

		32,015,899

Federal National Mtg. Assoc. — 23.1%
2.50% due 04/01/2028	292,471	285,083
2.50% due 01/01/2032	704,085	679,344
3.00% due 10/01/2027	81,115	80,666
3.00% due 12/01/2027	705,061	698,112
3.00% due 01/01/2028	605,343	601,990
3.00% due 03/01/2030	2,564,519	2,539,276
3.00% due 10/01/2030	487,610	482,806
3.00% due 03/01/2042	672,157	646,794
3.00% due 12/01/2042	662,533	637,504
3.00% due 02/01/2045	578,534	554,761
3.00% due 09/01/2046	96,038	91,675
3.00% due 01/01/2047	1,365,320	1,303,143
3.00% due 04/01/2047	4,269,500	4,074,985
3.50% due 08/01/2026	127,803	128,234
3.50% due 09/01/2026	36,723	36,847
3.50% due 08/01/2027	42,605	42,748
3.50% due 10/01/2028	406,445	409,254
3.50% due 03/01/2033	1,460,267	1,465,183
3.50% due 12/01/2041	410,585	406,213
3.50% due 08/01/2042	1,236,515	1,219,889
3.50% due 07/01/2045	438,068	431,372
3.50% due 08/01/2045	502,549	494,861
3.50% due 09/01/2045	426,859	420,329
3.50% due 10/01/2045	696,854	686,194
3.50% due 11/01/2045	323,220	318,075
3.50% due 12/01/2045	2,421,821	2,384,771
3.50% due 02/01/2046	718,314	707,252
3.50% due 03/01/2046	388,439	381,819
3.50% due 07/01/2046	1,643,802	1,618,656
3.50% due 01/01/2047	2,549,038	2,505,813
3.50% due 04/01/2048	2,531,595	2,486,552
4.00% due 07/01/2040	106,121	107,002
4.00% due 10/01/2040	72,776	73,733
4.00% due 12/01/2040	986,978	999,825
4.00% due 10/01/2041	480,919	487,241
4.00% due 11/01/2041	466,814	473,097
4.00% due 01/01/2043	555,886	563,256
4.00% due 10/01/2043	736,289	744,962
4.00% due 10/01/2044	1,005,814	1,013,819
4.00% due 02/01/2045	1,114,145	1,127,372
4.00% due 06/01/2046	321,373	323,487

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
4.00% due 01/01/2047	$655,687	$659,807
4.00% due 05/01/2047	865,172	870,520
4.00% due 07/01/2047	2,547,573	2,563,190
4.00% due 08/01/2047	2,126,077	2,139,001
4.50% due 11/01/2022	45,500	46,473
4.50% due 10/01/2024	169,532	174,192
4.50% due 11/01/2040	161,691	168,194
4.50% due 12/01/2040	299,438	311,477
4.50% due 05/01/2041	235,159	244,509
4.50% due 08/01/2045	2,154,131	2,247,615
4.50% due 11/01/2047	2,724,012	2,803,193
4.50% due 06/01/2048	1,858,918	1,912,881
5.00% due 10/01/2033	2,363	2,507
5.00% due 03/01/2034	38,469	40,798
5.00% due 05/01/2040	89,441	94,843
5.00% due 06/01/2040	52,628	55,761
5.00% due 02/01/2045	296,255	314,165
5.50% due 12/01/2029	60,549	64,490
5.50% due 04/01/2033	52,148	56,100
5.50% due 12/01/2033	44,012	47,370
5.50% due 07/01/2037	252,047	270,375
5.50% due 08/01/2037	172,694	185,688
5.50% due 06/01/2038	23,411	25,178
6.00% due 12/01/2020	1,033	1,044
6.00% due 12/01/2036	309,518	338,475
6.00% due 11/01/2038	87,922	96,185
6.00% due 06/01/2040	64,821	70,893
6.50% due 10/01/2037	22,741	24,845
Federal National Mtg. Assoc. FRS 4.00% (12 ML+1.66%) due 07/01/2039	254,582	265,841
4.01% (12 ML+1.57%) due 05/01/2037	59,173	61,672
4.04% (6 ML+1.54%) due 09/01/2035	290,724	300,343
4.04% (12 ML+1.76%) due 05/01/2040	334,965	349,482
4.20% (1 Yr USTYCR+2.21%) due 10/01/2035	317,620	334,542
4.25% (1 Yr USTYCR+2.26%) due 11/01/2036	135,599	143,130
4.45% (12 ML+1.91%) due 08/01/2035	185,195	194,983
4.57% (12 ML+1.82%) due 10/01/2040	67,266	70,300
4.67% (12 ML+1.83%) due 10/01/2040	195,492	204,482
Federal National Mtg. Assoc. REMIC Series 2017-94, Class DA 3.00% due 06/25/2045(2)	463,581	454,311
Series 2017-100, Class NP 3.00% due 12/25/2047(2)	281,163	268,083
Series 2018-27, Class EA 3.00% due 05/25/2048(2)	1,328,861	1,274,313

		54,485,246

Government National Mtg. Assoc. — 4.4%
3.00% due 02/20/2045	524,344	508,896
3.00% due 05/20/2045	406,333	392,686
3.00% due 07/20/2045	67,534	65,252
3.00% due 11/20/2045	1,368,265	1,321,462
3.00% due 12/20/2045	641,570	619,558
3.00% due 09/20/2047	2,059,733	1,984,203
3.50% due 03/20/2045	352,283	349,121
3.50% due 04/20/2045	673,975	667,925

41

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
3.50% due 07/20/2045	$147,185	$145,863
3.50% due 03/20/2047	566,163	560,025
4.00% due 07/20/2045	208,515	212,156
4.00% due 10/20/2045	3,237,907	3,302,900
Government National Mtg. Assoc. REMIC VRS Series 2013-118, Class B 2.50% due 10/16/2043(1)(3)	200,000	185,502

		10,315,549

Total U.S. Government Agencies
(cost $100,351,202)		97,128,568

U.S. GOVERNMENT TREASURIES — 19.5%
United States Treasury Bonds — 6.5%
2.75% due 11/15/2042	423,000	384,038
2.75% due 08/15/2047	1,000,000	895,117
2.88% due 08/15/2028	108,000	106,709
2.88% due 11/15/2046#	400,000	367,953
3.00% due 05/15/2045	1,500,000	1,418,437
3.00% due 11/15/2045	2,800,000	2,645,344
3.00% due 05/15/2047	1,500,000	1,412,930
3.13% due 11/15/2041	2,398,000	2,337,207
3.13% due 02/15/2042	408,000	397,290
3.13% due 05/15/2048	2,519,100	2,428,275
3.63% due 02/15/2044	700,000	737,516
3.88% due 08/15/2040	174,000	190,788
4.25% due 05/15/2039	267,000	308,510
4.38% due 05/15/2040	200,000	234,844
4.75% due 02/15/2037	587,000	717,745
5.00% due 05/15/2037	159,000	200,265
5.25% due 11/15/2028	369,000	439,124
8.13% due 08/15/2019	92,000	95,443

		15,317,535

United States Treasury Notes — 13.0%
1.38% due 02/28/2019	6,547,000	6,530,831
1.63% due 08/15/2022	2,390,000	2,286,838
1.63% due 08/31/2022	2,000,000	1,913,047
1.63% due 02/15/2026	1,979,000	1,810,708
1.63% due 05/15/2026	427,000	389,387
1.75% due 09/30/2022	5,287,000	5,075,727
2.00% due 02/15/2025	1,800,000	1,706,273
2.00% due 11/15/2026	3,400,000	3,167,312
2.13% due 07/31/2024	882,000	846,754
2.25% due 11/15/2024#	620,000	597,695
2.25% due 08/15/2027	1,200,000	1,131,797
2.25% due 11/15/2027	1,400,000	1,317,586
2.38% due 01/31/2023	450,000	441,598
2.50% due 05/15/2024	3,000,000	2,941,406
2.88% due 07/31/2025	512,000	510,520
3.13% due 05/15/2019	11,000	11,027
3.63% due 08/15/2019	27,000	27,174

		30,705,680

Total U.S. Government Treasuries
(cost $47,722,602)		46,023,215

FOREIGN GOVERNMENT OBLIGATIONS — 0.1%
Sovereign — 0.1%
United Mexican States Senior Bonds 4.75% due 03/08/2044 (cost $241,792)	250,000	220,000

Security Description	Principal Amount	Value (Note 2)

PREFERRED SECURITIES — 0.1%
Electric-Distribution — 0.0%
Entergy Louisiana LLC 4.7%	$7,100	$150,094

Telecom Services — 0.1%
Qwest Corp. 6.13%	8,425	165,972

Total Preferred Securities
(cost $388,087)		316,066

PREFERRED SECURITIES/CAPITAL SECURITIES — 1.9%
Banks-Commercial — 0.2%
Cooperatieve Rabobank UA 11.00% due 06/30/2019*(8)	431,000	448,240

Banks-Super Regional — 0.1%
Huntington Bancshares, Inc. Series E 5.70% due 04/15/2023(8)	192,000	182,880
Wells Fargo Capital X 5.95% due 12/01/2086	89,000	92,560

		275,440

Diversified Banking Institutions — 0.8%
Bank of Nova Scotia 4.65% due 10/12/2022	560,000	508,928
HSBC Holdings PLC 6.00% due 05/22/2027(8)	351,000	319,410
HSBC Holdings PLC 6.25% due 03/23/2023(8)	337,000	317,926
JPMorgan Chase & Co.# Series U 6.13% due 04/30/2024	271,000	275,404
JPMorgan Chase & Co.# Series CC 4.63% due 11/01/2022	450,000	400,218

		1,821,886

Electric - Integrated — 0.1%
Dominion Resources, Inc. 5.75% due 10/01/2054	142,000	142,895

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Security 0.00%†(4)(5)	78,000	8

Finance - Other Services — 0.1%
National Rural Utilities Cooperative Finance Corp. 4.75% due 04/30/2043	199,000	194,025

Insurance - Life/Health — 0.3%
Hanwha Life Insurance Co., Ltd. 4.70% due 04/23/2048*	447,000	422,994
Prudential Financial, Inc.# 4.50% due 09/15/2047	118,000	104,430
Prudential Financial, Inc. 5.63% due 06/15/2043	260,000	260,975

		788,399

Pipelines — 0.1%
Enterprise Products Operating LLC 5.25% due 08/16/2077	140,000	119,085
TransCanada Trust# 5.30% due 03/15/2077	141,000	124,926
TransCanada Trust 5.63% due 05/20/2075	108,000	100,494

		344,505

42

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount/ Shares	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Tools - Hand Held — 0.2%
Stanley Black & Decker, Inc. 5.75% due 12/15/2053	$396,000	$394,020

Total Preferred Securities/Capital Securities
(cost $4,651,175)		4,409,418

Total Long-Term Investment Securities
(cost $242,270,922)		234,201,177

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(10)	1,991,955	1,991,955
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(9)(10)	800,043	800,043

Total Short-Term Investment Securities
(cost $2,791,998)		2,791,998

TOTAL INVESTMENTS
(cost $245,062,920)(11)	100.4%	236,993,175
Liabilities in excess of other assets	(0.4)	(882,872)

NET ASSETS	100.0%	$236,110,303

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $22,397,918 representing 9.5% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Commercial Mortgage Backed Security
(2)	Collateralized Mortgage Obligation
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Securities classified as Level 3 (see Note 2).
(5)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $28 representing 0.0% of net assets.
(6)	Interest Only
(7)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2018.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)

At November 30, 2018, the Fund had loaned securities with a total value of $4,316,810. This was secured by collateral of $800,043, which was received in cash and subsequently invested in short-term investments currently valued at $800,043 as reported in the Portfolio of Investments. Additional collateral of $3,606,253 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	zero coupon to 15.20%	06/15/2027 to 10/15/2058	$303,342
Federal National Mtg. Assoc.	1.75% to 17.14%	02/25/2031 to 10/25/2058	683,462
United States Treasury Bills	0.00%	12/06/2018 to 03/21/2019	134,807
United States Treasury Notes/Bonds	0.13% to 8.75%	01/31/2019 to 02/15/2047	2,484,642

(10)	The rate shown is the 7-day yield as of November 30, 2018.
(11)	See Note 5 for cost of investments on a tax basis.

FRS—Floating Rate Security

REMIC—Real Estate Mortgage Investment Conduit

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2018, and unless noted otherwise, the dates shown are the original maturity date.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$7,263,854	$—	$7,263,854
U.S Corporate Bonds & Notes:
Finance-Investment Banker/Broker	—	152,627	20	152,647
Other Industries	—	61,703,310	—	61,703,310
Foreign Corporate Bonds & Notes	—	16,984,099	—	16,984,099
U.S. Government Agencies	—	97,128,568	—	97,128,568
U.S. Government Treasuries	—	46,023,215	—	46,023,215
Foreign Government Obligations	—	220,000	—	220,000
Preferred Securities	316,066	—	—	316,066

43

VALIC Company I Capital Conservation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Preferred Securities/Capital Securities:
Finance-Investment Banker/Broker	$—	$—	$8	$8
Other Industries	—	4,409,410	—	4,409,410
Short-Term Investment Securities	2,791,998	—	—	2,791,998

Total Investments at Value	$3,108,064	$233,885,083	$28	$236,993,175

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Financial Statements

44

VALIC Company I Core Equity Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Computers	7.4%
Medical-HMO	6.5
Diversified Banking Institutions	5.9
Oil Companies-Integrated	5.8
Medical-Drugs	5.5
Applications Software	5.1
Web Portals/ISP	4.7
Cable/Satellite TV	3.9
Banks-Super Regional	3.6
Retail-Discount	3.2
Medical-Biomedical/Gene	3.2
Networking Products	3.0
Electric-Integrated	2.9
Computer Services	2.8
Building-Residential/Commercial	2.2
Tobacco	2.2
Transport-Rail	2.1
Retail-Building Products	2.0
Chemicals-Diversified	1.9
Medical Labs & Testing Services	1.8
E-Services/Consulting	1.8
Airlines	1.7
Cruise Lines	1.6
Retail-Auto Parts	1.5
Medical Products	1.4
Containers-Paper/Plastic	1.3
Electric Products-Misc.	1.3
Distribution/Wholesale	1.2
Food-Confectionery	1.2
Electronic Measurement Instruments	1.1
Finance-Auto Loans	1.1
Finance-Investment Banker/Broker	1.1
Financial Guarantee Insurance	1.0
Semiconductor Components-Integrated Circuits	0.9
Insurance-Multi-line	0.9
Metal-Copper	0.9
Retail-Apparel/Shoe	0.8
Finance-Consumer Loans	0.8
Banks-Commercial	0.7
Oil Companies-Exploration & Production	0.6
Pharmacy Services	0.6
Metal-Diversified	0.4
Repurchase Agreements	0.3

99.9%

*	Calculated as a percentage of net assets

45

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.6%
Airlines — 1.7%
Delta Air Lines, Inc.	67,991	$4,127,734

Applications Software — 5.1%
Microsoft Corp.	112,432	12,467,585

Banks-Commercial — 0.7%
Regions Financial Corp.	109,177	1,795,962

Banks-Super Regional — 3.6%
SunTrust Banks, Inc.	65,208	4,087,890
US Bancorp	86,801	4,727,182

		8,815,072

Building-Residential/Commercial — 2.2%
D.R. Horton, Inc.	111,222	4,139,683
Lennar Corp., Class A	30,266	1,293,266

		5,432,949

Cable/Satellite TV — 3.9%
Comcast Corp., Class A	177,622	6,929,034
DISH Network Corp., Class A†	82,462	2,701,455

		9,630,489

Chemicals-Diversified — 1.9%
DowDuPont, Inc.	79,772	4,614,810

Computer Services — 2.8%
Amdocs, Ltd.	29,954	1,944,314
Cognizant Technology Solutions Corp., Class A	70,148	4,996,642

		6,940,956

Computers — 7.4%
Apple, Inc.	73,588	13,141,345
Dell Technologies, Inc., Class V†	48,496	5,115,358

		18,256,703

Containers-Paper/Plastic — 1.3%
Packaging Corp. of America	33,625	3,289,198

Cruise Lines — 1.6%
Carnival Corp.	64,935	3,914,931

Distribution/Wholesale — 1.2%
KAR Auction Services, Inc.	52,829	3,018,649

Diversified Banking Institutions — 5.9%
Bank of America Corp.	216,641	6,152,604
JPMorgan Chase & Co.	75,441	8,388,285

		14,540,889

E-Services/Consulting — 1.8%
CDW Corp.	47,240	4,378,203

Electric Products-Misc. — 1.3%
Emerson Electric Co.	46,544	3,142,651

Electric-Integrated — 2.9%
AES Corp.	170,128	2,635,283
FirstEnergy Corp.#	120,191	4,546,825

		7,182,108

Electronic Measurement Instruments — 1.1%
Fortive Corp.	36,532	2,778,989

Finance-Auto Loans — 1.1%
Ally Financial, Inc.	101,093	2,697,161

Finance-Consumer Loans — 0.8%
SLM Corp.†	188,207	1,932,886

Finance-Investment Banker/Broker — 1.1%
E*TRADE Financial Corp.	50,444	2,637,717

Security Description	Shares	Value (Note 2)

Financial Guarantee Insurance — 1.0%
Assured Guaranty, Ltd.	58,099	$2,371,601

Food-Confectionery — 1.2%
J.M. Smucker Co.	26,905	2,811,842

Insurance-Multi-line — 0.9%
Hartford Financial Services Group, Inc.	50,507	2,231,904

Medical Labs & Testing Services — 1.8%
Laboratory Corp. of America Holdings†	31,006	4,515,714

Medical Products — 1.4%
Baxter International, Inc.	50,046	3,430,653

Medical-Biomedical/Gene — 3.2%
Biogen, Inc.†	14,766	4,927,709
Gilead Sciences, Inc.	38,689	2,783,287

		7,710,996

Medical-Drugs — 5.5%
Novartis AG ADR	23,469	2,148,118
Novo Nordisk A/S ADR	63,797	2,974,216
Pfizer, Inc.	178,091	8,233,147

		13,355,481

Medical-HMO — 6.5%
Centene Corp.†	25,727	3,659,666
Humana, Inc.	16,554	5,454,046
UnitedHealth Group, Inc.	23,967	6,743,355

		15,857,067

Metal-Copper — 0.9%
Freeport-McMoRan, Inc.	174,449	2,082,921

Metal-Diversified — 0.4%
Rio Tinto PLC ADR#	19,133	894,659

Networking Products — 3.0%
Cisco Systems, Inc.	153,551	7,350,486

Oil Companies-Exploration & Production — 0.6%
Marathon Oil Corp.	92,733	1,547,714

Oil Companies-Integrated — 5.8%
BP PLC ADR	100,452	4,053,238
Chevron Corp.	45,244	5,381,321
Suncor Energy, Inc.	148,572	4,797,390

		14,231,949

Pharmacy Services — 0.6%
CVS Health Corp.	18,086	1,450,497

Retail-Apparel/Shoe — 0.8%
Urban Outfitters, Inc.†	52,152	1,986,470

Retail-Auto Parts — 1.5%
O’Reilly Automotive, Inc.†	10,784	3,739,676

Retail-Building Products — 2.0%
Lowe’s Cos., Inc.	52,093	4,916,016

Retail-Discount — 3.2%
Dollar General Corp.	13,526	1,501,251
Walmart, Inc.	65,846	6,429,862

		7,931,113

Semiconductor Components-Integrated Circuits — 0.9%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	60,452	2,272,391

Tobacco — 2.2%
Altria Group, Inc.	96,648	5,299,210

Transport-Rail — 2.1%
Norfolk Southern Corp.	29,958	5,115,029

46

VALIC Company I Core Equity Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Web Portals/ISP — 4.7%
Alphabet, Inc., Class A†	5,144	$5,708,039
Alphabet, Inc., Class C†	5,304	5,804,857

		11,512,896

Total Long-Term Investment Securities
(cost $191,815,929)		244,211,927

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)
(cost $79,920)	79,920	79,920

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $745,026 collateralized by $765,000 of United States Treasury Notes, bearing interest at 2.88% due 5/31/2025 and having an approximate value of $761,982 (cost $745,000)	$745,000	745,000

TOTAL INVESTMENTS
(cost $192,640,849)(2)	99.9%	245,036,847
Other assets less liabilities	0.1	313,830

NET ASSETS	100.0%	$245,350,677

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $4,643,385. This was secured by collateral of $79,920, which was received in cash and subsequently invested in short-term investments currently valued at $79,920 as reported in the Portfolio of Investments. Additional collateral of $4,593,306 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	12/13/2018 to 03/28/2019	$4,040,285
United States Treasury Notes/Bonds	0.13% to 2.88%	02/15/2019 to 02/15/2044	553,021

(2)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2 ):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$244,211,927	$—	$—	$244,211,927
Short-Term Investment Securities	79,920	—	—	79,920
Repurchase Agreements	—	745,000	—	745,000

Total Investments at Value	$244,291,847	$745,000	$—	$245,036,847

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Portfolio of Investments

47

VALIC Company I Dividend Value Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Medical — Drugs	10.5%
Diversified Banking Institutions	7.5
Oil Companies — Integrated	5.2
Retail — Apparel/Shoe	4.2
Telephone — Integrated	4.0
Food — Misc./Diversified	3.4
Tobacco	3.2
Banks — Super Regional	2.9
Medical — HMO	2.9
Advertising Agencies	2.7
Semiconductor Equipment	2.4
Cosmetics & Toiletries	2.3
Electric — Integrated	2.3
Beverages — Non-alcoholic	2.0
Medical — Wholesale Drug Distribution	2.0
Pharmacy Services	2.0
Pipelines	2.0
Enterprise Software/Service	1.9
Insurance — Multi-line	1.8
Chemicals — Diversified	1.7
Networking Products	1.7
Commercial Services — Finance	1.5
Applications Software	1.5
Computer Services	1.4
Oil Companies — Exploration & Production	1.3
Commercial Services	1.3
Medical — Biomedical/Gene	1.3
Medical Products	1.2
Retail — Regional Department Stores	1.2
Apparel Manufacturers	1.1
Cable/Satellite TV	1.1
Semiconductor Components — Integrated Circuits	1.0
Computers — Memory Devices	1.0
Insurance Brokers	1.0
Medical Instruments	0.9
Diversified Manufacturing Operations	0.9
Aerospace/Defense	0.7
Instruments — Controls	0.7
Insurance — Property/Casualty	0.7
Insurance — Life/Health	0.7
Wireless Equipment	0.7
Oil Refining & Marketing	0.6
Beverages — Wine/Spirits	0.5
Building Products — Air & Heating	0.5
Banks — Fiduciary	0.5
Retail — Building Products	0.4
Home Decoration Products	0.4
Building Products — Cement	0.3
Electronic Components — Semiconductors	0.3
Transport — Rail	0.3
E-Services/Consulting	0.3
Repurchase Agreements	0.3
Finance — Investment Banker/Broker	0.2
Computers	0.2
Toys	0.2
Retail — Discount	0.2
Paper & Related Products	0.2
Water Treatment Systems	0.2
Telecom Services	0.2

95.6%

*	Calculated as a percentage of net assets

48

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Advertising Agencies — 2.7%
Interpublic Group of Cos., Inc.	492,567	$11,575,324
Omnicom Group, Inc.	161,477	12,428,885

		24,004,209

Aerospace/Defense — 0.7%
BAE Systems PLC	195,638	1,228,703
Lockheed Martin Corp.	6,087	1,828,717
Northrop Grumman Corp.	13,296	3,455,365

		6,512,785

Apparel Manufacturers — 1.1%
Hanesbrands, Inc.#	632,548	10,063,839

Applications Software — 1.5%
Microsoft Corp.	116,901	12,963,152

Banks - Fiduciary — 0.5%
State Street Corp.	61,197	4,468,605

Banks - Super Regional — 2.9%
US Bancorp	124,684	6,790,290
Wells Fargo & Co.	349,392	18,964,998

		25,755,288

Beverages - Non-alcoholic — 2.0%
Coca-Cola Co.	244,038	12,299,515
PepsiCo, Inc.	47,153	5,749,837

		18,049,352

Beverages - Wine/Spirits — 0.5%
Diageo PLC	132,759	4,782,980

Building Products - Air & Heating — 0.5%
Johnson Controls International PLC	129,713	4,511,418

Building Products - Cement — 0.3%
CRH PLC	109,211	2,999,512

Cable/Satellite TV — 1.1%
Comcast Corp., Class A	246,207	9,604,535

Chemicals - Diversified — 1.7%
DowDuPont, Inc.	87,138	5,040,933
LyondellBasell Industries NV, Class A	105,168	9,813,226

		14,854,159

Commercial Services — 1.3%
Nielsen Holdings PLC	423,048	11,494,214

Commercial Services - Finance — 1.5%
Experian PLC	55,135	1,344,608
H&R Block, Inc.#	436,519	11,790,378

		13,134,986

Computer Services — 1.4%
Cognizant Technology Solutions Corp., Class A	41,822	2,978,981
International Business Machines Corp.	77,174	9,590,413

		12,569,394

Computers — 0.2%
Lenovo Group, Ltd.	2,702,000	1,960,049

Computers - Memory Devices — 1.0%
Western Digital Corp.	197,027	8,943,056

Cosmetics & Toiletries — 2.3%
Procter & Gamble Co.	183,486	17,341,262
Unilever NV	59,794	3,319,165

		20,660,427

Security Description	Shares	Value (Note 2)

Diversified Banking Institutions — 7.5%
Bank of America Corp.	561,792	$15,954,893
Citigroup, Inc.	260,867	16,901,573
Goldman Sachs Group, Inc.	25,163	4,798,332
JPMorgan Chase & Co.	193,296	21,492,582
Morgan Stanley	158,986	7,057,389

		66,204,769

Diversified Manufacturing Operations — 0.9%
3M Co.	17,274	3,591,610
General Electric Co.	316,325	2,372,437
Siemens AG	18,620	2,156,596

		8,120,643

E-Services/Consulting — 0.3%
CDW Corp.	31,287	2,899,679

Electric - Integrated — 2.3%
Edison International	7,390	408,815
FirstEnergy Corp.#	181,478	6,865,312
NextEra Energy, Inc.	29,927	5,438,035
PG&E Corp.†	117,710	3,105,190
Public Service Enterprise Group, Inc.	83,202	4,650,992

		20,468,344

Electronic Components - Misc. — 0.0%
nVent Electric PLC	7,375	184,523

Electronic Components - Semiconductors — 0.3%
Samsung Electronics Co., Ltd. GDR	3,146	2,945,860

Enterprise Software/Service — 1.9%
Constellation Software, Inc.	3,593	2,464,301
Oracle Corp.	284,843	13,888,944

		16,353,245

Finance - Investment Banker/Broker — 0.2%
Charles Schwab Corp.	47,359	2,121,683

Food - Misc./Diversified — 3.4%
General Mills, Inc.	236,989	10,027,004
Kellogg Co.	54,089	3,442,765
Kraft Heinz Co.	196,373	10,038,588
Mondelez International, Inc., Class A	47,560	2,139,249
Nestle SA	50,450	4,307,923

		29,955,529

Home Decoration Products — 0.4%
Newell Brands, Inc.#	148,223	3,468,418

Instruments - Controls — 0.7%
Honeywell International, Inc.	42,773	6,276,938

Insurance Brokers — 1.0%
Arthur J. Gallagher & Co.	54,464	4,197,540
Marsh & McLennan Cos., Inc.	48,267	4,281,283

		8,478,823

Insurance - Life/Health — 0.7%
AXA Equitable Holdings, Inc.	129,293	2,544,486
Brighthouse Financial, Inc.†	11,464	461,541
Prudential Financial, Inc.	28,667	2,687,818

		5,693,845

Insurance - Multi-line — 1.8%
Hartford Financial Services Group, Inc.	60,210	2,660,680
MetLife, Inc.	299,509	13,367,087

		16,027,767

49

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Insurance - Property/Casualty — 0.7%
Travelers Cos., Inc.	45,624	$5,948,001

Medical Instruments — 0.9%
Medtronic PLC	84,875	8,277,859

Medical Products — 1.2%
Koninklijke Philips NV	288,141	10,907,340

Medical - Biomedical/Gene — 1.3%
Gilead Sciences, Inc.	155,019	11,152,067

Medical - Drugs — 10.5%
AstraZeneca PLC	136,443	10,665,271
Bayer AG	51,838	3,786,057
Johnson & Johnson	81,921	12,034,195
Merck & Co., Inc.	283,712	22,509,710
Novartis AG ADR	54,682	5,005,044
Novo Nordisk A/S ADR	83,881	3,910,532
Pfizer, Inc.	756,332	34,965,228

		92,876,037

Medical - HMO — 2.9%
Anthem, Inc.	53,827	15,613,598
Humana, Inc.	8,033	2,646,632
UnitedHealth Group, Inc.	25,789	7,255,993

		25,516,223

Medical - Wholesale Drug Distribution — 2.0%
Cardinal Health, Inc.	249,655	13,688,584
McKesson Corp.	32,962	4,103,769

		17,792,353

Networking Products — 1.7%
Cisco Systems, Inc.	307,880	14,738,216

Oil Companies - Exploration & Production — 1.3%
Anadarko Petroleum Corp.	45,778	2,421,656
Devon Energy Corp.	132,308	3,576,285
Hess Corp.	69,395	3,739,697
Marathon Oil Corp.	105,353	1,758,342

		11,495,980

Oil Companies - Integrated — 5.2%
BP PLC	1,486,911	9,859,913
Chevron Corp.	98,187	11,678,362
Exxon Mobil Corp.	137,565	10,936,418
Suncor Energy, Inc.	360,604	11,643,903
TOTAL SA ADR	37,920	2,108,731

		46,227,327

Oil Refining & Marketing — 0.6%
Marathon Petroleum Corp.	85,874	5,595,550

Paper & Related Products — 0.2%
International Paper Co.	33,576	1,550,875

Pharmacy Services — 2.0%
CVS Health Corp.	219,360	17,592,710

Pipelines — 2.0%
Enterprise Products Partners LP	273,579	7,181,449
ONEOK, Inc.	62,265	3,824,939
Williams Cos., Inc.	256,454	6,493,415

		17,499,803

Retail - Apparel/Shoe — 4.2%
Foot Locker, Inc.	228,975	12,914,190
Gap, Inc.	388,940	10,614,172
L Brands, Inc.	405,351	13,421,172

		36,949,534

Security Description	Shares/ Principal Amount	Value (Note 2)

Retail - Building Products — 0.4%
Lowe’s Cos., Inc.	41,290	$3,896,537

Retail - Discount — 0.2%
Dollar General Corp.	15,975	1,773,065

Retail - Regional Department Stores — 1.2%
Macy’s, Inc.	312,407	10,690,568

Semiconductor Components - Integrated Circuits — 1.0%
QUALCOMM, Inc.#	109,122	6,357,448
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	69,978	2,630,473

		8,987,921

Semiconductor Equipment — 2.4%
KLA-Tencor Corp.	106,353	10,482,152
Lam Research Corp.	70,490	11,064,110

		21,546,262

Telecom Services — 0.2%
BCE, Inc.	31,513	1,351,277

Telephone - Integrated — 4.0%
Verizon Communications, Inc.	584,033	35,217,190

Tobacco — 3.2%
Altria Group, Inc.	291,117	15,961,945
Philip Morris International, Inc.	143,409	12,409,181

		28,371,126

Toys — 0.2%
Mattel, Inc.†#	131,059	1,821,720

Transport - Rail — 0.3%
Union Pacific Corp.	18,909	2,907,826

Water Treatment Systems — 0.2%
Pentair PLC	31,934	1,363,582

Wireless Equipment — 0.7%
Motorola Solutions, Inc.	43,203	5,670,394

Total Long-Term Investment Securities
(cost $793,928,206)		844,249,369

SHORT-TERM INVESTMENT SECURITIES — 0.0%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2) (cost $259,635)	259,635	259,635

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $2,740,096 collateralized by $2,840,000 of United States Treasury Notes, bearing interest at 2.50% due 01/31/2025 and having an approximate value of $2,795,236 (cost $2,740,000)	$2,740,000	2,740,000

TOTAL INVESTMENTS
(cost $796,927,841)(3)	95.6%	847,249,004
Other assets less liabilities	4.4	38,818,466

NET ASSETS	100.0%	$886,067,470

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $30,324,326. This was secured by collateral of $259,635, which was received in cash and subsequently invested in short-term investments currently valued at $259,635 as reported in the Portfolio of Investments. Additional collateral of $31,058,153 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly

50

VALIC Company I Dividend Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	01/17/2019 to 04/25/2019	$2,240,444
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	28,817,709

(2)	The rate shown is the 7-day yield as of November 30, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$787,304,557	$56,944,812	**	$—	$844,249,369
Short-Term Investment Securities	259,635	—		—	259,635
Repurchase Agreements	—	2,740,000		—	2,740,000

Total Investments at Value	$787,564,192	$59,684,812		$—	$847,249,004

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

51

VALIC Company I Dynamic Allocation Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Domestic Equity Investment Companies	51.5%
Domestic Fixed Income Investment Companies	20.6
United States Treasury Notes	10.2
International Equity Investment Companies	9.4
United States Treasury Bonds	5.4
Registered Investment Companies	2.5
International Fixed Income Investment Companies	0.4
Options — Purchased	0.4

100.4%

*	Calculated as a percentage of net assets

52

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 81.9%(1)@
Domestic Equity Investment Companies — 51.5%
VALIC Co. I Blue Chip Growth Fund	313,150	$6,535,444
VALIC Co. I Broad Cap Value Income Fund	565,741	9,063,176
VALIC Co. I Dividend Value Fund	661,732	8,576,049
VALIC Co. I Growth & Income Fund	167,623	3,840,244
VALIC Co. I Growth Fund	469,899	8,068,171
VALIC Co. I Large Cap Core Fund	620,931	7,451,171
VALIC Co. I Large Capital Growth Fund	475,754	7,483,616
VALIC Co. I Mid Cap Index Fund	147,704	4,024,938
VALIC Co. I Stock Index Fund	687,351	27,892,682
VALIC Co. I Value Fund	510,029	9,190,729
VALIC Co. II Capital Appreciation Fund	346,776	6,443,089
VALIC Co. II Large Cap Value Fund	169,995	3,700,790
VALIC Co. II Mid Cap Growth Fund	268,423	2,614,435
VALIC Co. II Mid Cap Value Fund	128,724	2,619,543
VALIC Co. II Small Cap Growth Fund	187,823	3,763,969
VALIC Co. II Small Cap Value Fund	275,535	3,840,957

Total Domestic Equity Investment Companies
(cost $100,481,249)		115,109,003

Domestic Fixed Income Investment Companies — 20.6%
VALIC Co. I Capital Conservation Fund	1,593,900	15,094,235
VALIC Co. I Government Securities Fund	888,912	9,066,900
VALIC Co. I Inflation Protected Fund	332,895	3,565,300
VALIC Co. II Core Bond Fund	1,244,710	13,181,479
VALIC Co. II High Yield Bond Fund	249,777	1,843,357
VALIC Co. II Strategic Bond Fund	297,306	3,181,170

Total Domestic Fixed Income Investment Companies
(cost $47,659,809)		45,932,441

International Equity Investment Companies — 9.4%
VALIC Co. I Emerging Economies Fund	295,335	2,318,378
VALIC Co. I Global Real Estate Fund	226,822	1,730,653
VALIC Co. I International Equities Index Fund	601,060	4,099,230
VALIC Co. I International Growth Fund	430,825	5,781,670
VALIC Co. I International Value Fund	607,845	5,823,157
VALIC Co. II International Opportunities Fund	72,170	1,335,149

Total International Equity Investment Companies
(cost $20,544,565)		21,088,237

International Fixed Income Investment Companies — 0.4%
VALIC Co. I International Government Bond Fund (cost $896,476)	76,753	867,304

Total Affiliated Registered Investment Companies
(cost $169,582,099)		182,996,985

Security Description	Principal Amount/ Shares	Value (Note 2)

U.S. GOVERNMENT TREASURIES — 15.6%
United States Treasury Bonds — 5.4%
2.75% due 02/15/2028	$2,872,100	$2,812,639
2.88% due 05/15/2028	2,501,400	2,472,966
2.88% due 08/15/2028	3,001,400	2,965,524
3.13% due 11/15/2028	2,408,000	2,430,951
6.13% due 11/15/2027	316,000	392,914
6.38% due 08/15/2027	328,000	412,691
6.63% due 02/15/2027	32,500	41,144
6.75% due 08/15/2026	421,000	531,233

		12,060,062

United States Treasury Notes — 10.2%
1.50% due 08/15/2026#	3,594,000	3,235,161
1.63% due 02/15/2026#	2,187,000	2,001,019
1.63% due 05/15/2026#	3,043,100	2,775,046
2.00% due 11/15/2026	3,052,600	2,843,688
2.25% due 02/15/2027	3,744,000	3,546,562
2.25% due 08/15/2027	2,709,500	2,555,503
2.25% due 11/15/2027	2,771,700	2,608,538
2.38% due 05/15/2027	3,436,000	3,281,514

		22,847,031

Total U.S. Government Treasuries
(cost $36,095,837)		34,907,093

OPTIONS PURCHASED—0.4%
Options - Purchased(2) (cost $1,297,244)	33,000	827,976

Total Long-Term Investment Securities
(cost $206,975,180)		218,732,054

SHORT-TERM INVESTMENT SECURITIES — 2.5%
Registered Investment Companies — 2.5%
AllianceBernstein Government Portfolio, Class AB 2.24%(3) (cost $5,765,290)	5,765,290	5,765,290

TOTAL INVESTMENTS
(cost $212,740,470)(4)	100.4%	224,497,344
Liabilities in excess of other assets	(0.4)	(969,879)

NET ASSETS	100.0%	$223,527,465

@

The Dynamic Allocation Fund invests in various VALIC Company I or VALIC Company II Funds, some of which are not presented in this report. Additional information on the underlying funds including such funds’ prospectuses and shareholder reports are available at our website, www.valic.com.

#	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(1)	See Note 3
(2)	Options — Purchased

Over the Counter Purchased Put Options
Issue	Counter Party	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Paid	Value at November 30, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank NA	February 2019	$2,525	8,000	$22,081,360	$227,538	$200,721	$(26,817)
S&P 500 Index	Deutsche Bank AG	February 2019	2,525	11,000	30,361,870	466,169	275,992	(190,177)
S&P 500 Index	Goldman Sachs International	February 2019	2,525	5,000	13,800,850	201,451	125,451	(76,000)
S&P 500 Index	UBS AG	February 2019	2,525	9,000	24,841,530	402,086	225,812	(176,274)

				33,000	$91,085,610	$1,297,244	$827,976	$(469,268)

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

53

VALIC Company I Dynamic Allocation Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

(3)	The rate shown is the 7-day yield as of November 30, 2018.
(4)	See Note 5 for cost of investments on a tax basis

Over the Counter Written Call Options
Issue	CounterParty	Expiration Month	Strike Price	No. of Contracts	Notional Amount*	Premiums Received	Value at November 30, 2018	Unrealized Appreciation (Depreciation)
S&P 500 Index	Citibank NA	February 2019	$2,990	8,000	$22,081,360	$100,690	$51,460	$49,230
S&P 500 Index	Deutsche Bank AG	February 2019	2,990	11,000	30,361,870	58,300	70,757	(12,457)
S&P 500 Index	Goldman Sachs International	February 2019	2,990	5,000	13,800,850	29,274	32,162	(2,888)
S&P 500 Index	UBS AG	February 2019	2,990	9,000	24,841,530	27,000	57,893	(30,893)

				33,000	$91,085,610	$215,264	$212,272	$2,992

*	Notional amount is calculated by multiplying the number of contracts by the multiplier by the market value of the underlying security or index.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis#	Notional Value#	Unrealized Appreciation (Depreciation)
220	Long	S&P 500 E-Mini Index	December 2018	$29,892,134	$30,341,300	$449,166

#	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Registered Investment Companies	$182,996,985	$—	$—	$182,996,985
U.S. Government Treasuries	—	34,907,093	—	34,907,093
Options Purchased	—	827,976	—	827,976
Short-Term Investment Securities	5,765,290	—	—	5,765,290

Total Investments at Value	$188,762,275	$35,735,069	$—	$224,497,344

Other Financial Instruments:†
Futures Contracts	$449,166	$—	$—	$449,166
Over the Counter Written Call Options	—	49,230	—	49,230

	$449,166	$49,230	$—	$498,396

LIABILITIES:
Other Financial Instruments:†
Over the Counter Written Call Options	$—	$46,238	$—	$46,238

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

54

VALIC Company I Emerging Economies Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	15.0%
Oil Companies — Integrated	6.2
Diversified Financial Services	5.6
Internet Application Software	5.6
Electronic Components — Semiconductors	5.6
Semiconductor Components — Integrated Circuits	5.4
E-Commerce/Products	3.1
Chemicals — Diversified	2.6
Computer Services	2.3
Registered Investment Companies	2.2
Insurance — Multi-line	2.0
Electronic Components — Misc.	2.0
Finance — Mortgage Loan/Banker	1.9
Metal — Iron	1.9
Web Portals/ISP	1.8
Building Products — Cement	1.8
Real Estate Operations & Development	1.7
Oil Refining & Marketing	1.4
Schools	1.3
Tobacco	1.3
Building — Heavy Construction	1.2
Food — Misc./Diversified	1.2
Applications Software	1.1
Metal — Diversified	1.1
Oil Companies — Exploration & Production	1.1
Steel — Producers	1.0
Cellular Telecom	1.0
Building — Residential/Commercial	1.0
Diamonds/Precious Stones	0.8
Coal	0.8
Food — Retail	0.7
Metal Processors & Fabrication	0.7
Banks — Special Purpose	0.7
Retail — Convenience Store	0.7
Diversified Banking Institutions	0.7
Retail — Hypermarkets	0.6
Diversified Operations	0.6
Finance — Other Services	0.6
Circuit Boards	0.6
Gold Mining	0.6
Auto — Cars/Light Trucks	0.6
Semiconductor Equipment	0.6
Insurance — Reinsurance	0.5
Airlines	0.5
Banks — Money Center	0.5
Food — Confectionery	0.5
Diversified Operations/Commercial Services	0.5
Distribution/Wholesale	0.5
Textile — Products	0.4
Auto/Truck Parts & Equipment — Original	0.4
Retail — Apparel/Shoe	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Metal — Copper	0.3
Public Thoroughfares	0.3
Insurance — Property/Casualty	0.3
Medical — Drugs	0.3
Petrochemicals	0.3
Paper & Related Products	0.2
Photo Equipment & Supplies	0.2
Computers — Periphery Equipment	0.2
Building & Construction — Misc.	0.2
Finance — Leasing Companies	0.2
Chemicals — Fibers	0.2
Auto — Heavy Duty Trucks	0.2
Retail — Automobile	0.2
Food — Flour & Grain	0.2
Machinery — Construction & Mining	0.2
Data Processing/Management	0.2
Beverages — Wine/Spirits	0.2

Electric — Integrated	0.1
Electric — Distribution	0.1
Retail — Regional Department Stores	0.1
Transport — Rail	0.1
Appliances	0.1
Airport Development/Maintenance	0.1
Retail — Major Department Stores	0.1

97.7%

Country Allocation*

China	16.9%
Cayman Islands	14.9
South Korea	14.2
Taiwan	14.1
Brazil	8.5
Russia	7.1
India	4.7
Thailand	4.4
United States	3.3
South Africa	2.8
Turkey	1.9
Hungary	1.9
Poland	0.9
Indonesia	0.8
Mexico	0.6
United Kingdom	0.3
Hong Kong	0.2
Cyprus	0.2

97.7%

*	Calculated as a percentage of net assets

55

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.5%
Brazil — 8.5%
B3 SA - Brasil Bolsa Balcao	586,060	$4,273,828
Banco do Brasil SA	679,473	7,841,965
Banco Santander Brasil SA	617,349	6,820,054
Cia Brasileira de Distribuicao (Preference Shares)	106,720	2,301,918
Estacio Participacoes SA	787,412	5,039,681
IRB Brasil Resseguros S/A	185,916	3,598,607
Itau Unibanco Holding SA ADR	1,149,287	10,722,843
Kroton Educacional SA	1,191,630	3,235,613
MRV Engenharia e Participacoes SA	971,651	3,047,873
Vale SA ADR#	847,726	11,613,846

		58,496,228

Cayman Islands — 14.9%
Alibaba Group Holding, Ltd. ADR†	133,693	21,505,856
ANTA Sports Products, Ltd.	538,000	2,455,138
Baidu, Inc. ADR†	66,275	12,478,257
Chailease Holding Co., Ltd.	462,000	1,440,032
China Conch Venture Holdings, Ltd.	1,030,500	3,193,638
China Maple Leaf Educational Systems, Ltd.	2,426,000	1,052,089
China Resources Cement Holdings, Ltd.	3,314,000	3,235,073
Country Garden Holdings Co., Ltd.#	3,726,000	4,606,720
Geely Automobile Holdings, Ltd.	1,414,000	2,783,342
Nexteer Automotive Group, Ltd.	912,000	1,379,039
Tencent Holdings, Ltd.	964,100	38,671,190
Tingyi Cayman Islands Holding Corp.	954,000	1,242,398
Uni-President China Holdings, Ltd.	2,185,000	1,996,786
Want Want China Holdings, Ltd.	4,366,000	3,219,308
Zhen Ding Technology Holding, Ltd.	957,000	2,443,092
Zhongsheng Group Holdings, Ltd.	670,000	1,369,282

		103,071,240

China — 16.9%
Anhui Conch Cement Co., Ltd.	1,159,000	6,049,801
Anhui Jinhe Industrial Co., Ltd., Class A	213,100	488,534
Anhui Kouzi Distillery Co., Ltd., Class A	101,700	533,136
Bank of Nanjing Co., Ltd., Class A	644,200	647,264
Baoshan Iron & Steel Co., Ltd., Class A	1,834,100	1,779,935
BOE Technology Group Co., Ltd., Class A	4,033,000	1,621,568
China Construction Bank Corp.	20,932,000	17,899,490
China Merchants Bank Co., Ltd.	2,185,000	9,070,153
China Petroleum & Chemical Corp.	6,248,000	5,307,198
China Railway Construction Corp., Ltd.	2,677,500	3,440,940
China Railway Group, Ltd., Class H	3,711,000	3,425,681
China Shenhua Energy Co., Ltd.	1,472,500	3,281,794
China Vanke Co., Ltd.	2,087,800	7,213,104
Chongqing Department Store Co., Ltd., Class A	138,900	601,469
Daqin Railway Co., Ltd., Class A	535,200	597,397
Grandblue Environment Co., Ltd., Class A	337,200	652,798
Gree Electric Appliances, Inc. of Zhuhai, Class A†	111,500	591,855
Huayu Automotive Systems Co., Ltd., Class A	190,000	465,439
Hubei Jumpcan Pharmaceutical Co., Ltd.	128,800	686,744
Industrial & Commercial Bank of China, Ltd.	19,023,000	13,556,645
PetroChina Co., Ltd.	8,786,000	6,124,339
Ping An Insurance Group Co. of China, Ltd.#	1,451,000	14,079,685
Postal Savings Bank of China Co., Ltd.*	5,738,000	3,468,620
Sany Heavy Industry Co., Ltd., Class A	552,700	641,201
Shanghai International Airport Co., Ltd., Class A	80,300	585,104
Shenzhen Expressway Co., Ltd.	2,102,000	2,073,877
Sinopec Shanghai Petrochemical Co., Ltd. Class A	2,577,400	1,862,578
Wangfujing Group Co., Ltd., Class A	242,400	512,795
Weichai Power Co., Ltd.#	2,227,000	2,398,822
Weifu High-Technology Group Co., Ltd., Class A	212,293	549,736
Wuliangye Yibin Co., Ltd., Class A	68,900	522,156
XCMG Construction Machinery Co., Ltd., Class A	1,153,300	554,412
Yanzhou Coal Mining Co., Ltd.	2,148,000	1,926,940

Security Description	Shares	Value (Note 2)

China (continued)
YiChang HEC ChangJiang Pharmaceutical Co., Ltd.*	364,400	$1,331,879
Zijin Mining Group Co., Ltd., Class H	5,692,000	2,145,951

		116,689,040

Cyprus — 0.2%
Ros Agro PLC GDR	108,087	1,182,472

Hong Kong — 0.2%
Sinotruk Hong Kong, Ltd.#	843,500	1,396,607

Hungary — 1.9%
MOL Hungarian Oil & Gas PLC	373,314	4,132,753
OTP Bank PLC	218,186	8,733,836

		12,866,589

India — 4.7%
Firstsource Solutions, Ltd.	1,533,220	1,143,572
Graphite India, Ltd.	150,715	2,025,404
HCL Technologies, Ltd.	546,075	7,956,067
HDFC Bank, Ltd. ADR	19,073	1,934,384
HEG, Ltd.	24,040	1,442,135
Housing Development Finance Corp., Ltd.	462,400	13,247,979
NIIT Technologies, Ltd.	196,262	3,082,584
Oil & Natural Gas Corp., Ltd.	891,590	1,783,734

		32,615,859

Indonesia — 0.8%
Bank Rakyat Indonesia Persero Tbk PT	23,192,900	5,897,421

Mexico — 0.6%
Wal-Mart de Mexico SAB de CV	1,822,420	4,514,471

Poland — 0.9%
Polski Koncern Naftowy Orlen SA	213,735	6,209,317

Russia — 7.1%
Alrosa PJSC	3,570,405	5,275,141
Lukoil PJSC ADR	151,449	11,086,067
Magnitogorsk Iron & Steel Works PJSC†	1,941,115	1,329,809
MMC Norilsk Nickel PJSC ADR#	402,931	7,542,868
Novatek PJSC GDR	14,756	2,509,996
Novolipetsk Steel GDR	64,892	1,527,558
RusHydro PJSC	124,226,698	964,496
Sberbank of Russia PJSC ADR#	812,654	9,629,950
Severstal PJSC GDR	132,568	1,947,424
Surgutneftegas OJSC (Preference Shares)	3,703,870	2,063,663
Tatneft PJSC ADR#	78,179	4,972,184

		48,849,156

South Africa — 2.8%
AngloGold Ashanti, Ltd.	198,970	1,992,519
Mondi, Ltd.	76,582	1,689,194
Nedbank Group, Ltd.	280,731	5,386,229
Sasol, Ltd.	255,963	7,522,175
SPAR Group, Ltd.#	218,594	3,088,951

		19,679,068

South Korea — 14.2%
Daelim Industrial Co., Ltd.	20,190	1,711,210
GS Engineering & Construction Corp.	37,055	1,441,276
Hana Financial Group, Inc.	208,086	7,003,569
Hyundai Marine & Fire Insurance Co., Ltd.	56,998	2,036,460
Industrial Bank of Korea	385,475	5,105,359
Korea Kumho Petrochemical Co., Ltd.	17,810	1,469,301
KT&G Corp.	97,999	9,090,822
LG Corp.	48,628	3,137,606
LG Uplus Corp.	228,150	3,602,529
Samsung Electro-Mechanics Co., Ltd.#	29,310	3,174,325

56

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
South Korea (continued)
Samsung Electronics Co., Ltd.	931,460	$34,970,490
Samsung SDS Co., Ltd.	19,220	3,378,434
Shinhan Financial Group Co., Ltd.	228,467	8,417,756
SK Holdings Co Ltd	8,488	2,138,193
SK Innovation Co., Ltd.	19,090	3,358,618
SK Telecom Co., Ltd.	12,730	3,281,581
Woori Bank	328,138	4,592,760

		97,910,289

Taiwan — 14.1%
AU Optronics Corp.	8,024,000	3,287,381
Catcher Technology Co., Ltd.	600,000	5,144,113
Chilisin Electronics Corp.	276,960	775,944
Chipbond Technology Corp.	768,000	1,494,970
CTBC Financial Holding Co., Ltd.	11,560,000	7,699,453
E.Sun Financial Holding Co., Ltd.	2,935,000	1,980,697
Far Eastern New Century Corp.	2,921,000	2,713,082
FLEXium Interconnect, Inc.	669,072	1,765,841
Fubon Financial Holding Co., Ltd.	4,720,000	7,473,134
Globalwafers Co., Ltd.	337,000	3,993,299
Largan Precision Co., Ltd.	15,000	1,655,076
Micro-Star International Co., Ltd.	692,000	1,626,633
Novatek Microelectronics Corp.	763,000	3,238,447
President Chain Store Corp.	451,000	4,672,699
Sino-American Silicon Products, Inc.	1,299,000	3,607,969
Taishin Financial Holding Co., Ltd.	3,055,000	1,343,040
Taiwan Cement Corp.	2,350,500	2,645,113
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	865,077	32,518,244
Uni-President Enterprises Corp.	2,033,000	4,777,579
Yageo Corp.	129,981	1,581,868
Yuanta Financial Holding Co., Ltd.	6,901,000	3,520,427

		97,515,009

Thailand — 4.4%
Indorama Ventures PCL	866,800	1,423,252
Kiatnakin Bank PCL	635,000	1,395,021
Krung Thai Bank PCL	6,651,400	4,085,391
Land & Houses PCL	6,285,300	1,930,263
PTT Exploration & Production PCL	781,100	3,135,088
PTT Global Chemical PCL	2,587,600	6,137,067
PTT PCL	6,287,500	9,511,308
Quality Houses PCL	13,251,900	1,192,721
Tisco Financial Group PCL	568,200	1,382,166

		30,192,277

Turkey — 1.9%
Eregli Demir ve Celik Fabrikalari TAS	1,542,213	2,239,668
Ford Otomotiv Sanayi AS	123,880	1,281,719
KOC Holding AS	810,937	2,394,849
Petkim Petrokimya Holding AS	2,139,470	2,166,286
Tekfen Holding AS	492,807	1,890,585
Turk Hava Yollari AO†	1,081,239	3,511,407

		13,484,514

Security Description	Shares	Value (Note 2)

United Kingdom — 0.3%
Antofagasta PLC	221,306	$2,259,732

United States — 1.1%
Cognizant Technology Solutions Corp., Class A	103,631	7,381,636

Vietnam — 0.0%
Hoa Phat Group JSC†	2	3

Total Long-Term Investment Securities
(cost $615,562,772)		660,210,928

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2) (cost $15,435,384)	15,435,384	15,435,384

TOTAL INVESTMENTS
(cost $630,998,156)(3)	97.7%	675,646,312
Other assets less liabilities	2.3	15,950,530

NET ASSETS	100.0%	$691,596,842

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $4,800,499 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At November 30, 2018, the Fund had loaned securities with a total value of $45,308,305. This was secured by collateral of $15,435,384, which was received in cash and subsequently invested in short-term investments currently valued at $15,435,384 as reported in the Portfolio of Investments. Additional collateral of $31,861,433 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	12/13/2018 to 04/04/2019	$9,907,198
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 02/15/2048	21,954,235

(2)	The rate shown is the 7-day yield as of November 30, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
132	Long	MSCI Emerging Markets Index	December 2018	$6,632,888	$6,597,360	$(35,528)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

57

VALIC Company I Emerging Economies Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Russia	$39,216,046	$9,633,110		$—	$48,849,156
Other Countries	170,203,826	441,157,946	**	—	611,361,772
Short-Term Investment Securities:
Registered Investment Companies	15,435,384	—		—	15,435,384

Total Investments at Value	$224,855,256	$450,791,056		$—	$675,646,312

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$35,528	$—		$—	$35,528

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

58

VALIC Company I Global Real Estate Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	71.3%
Real Estate Operations & Development	15.6
Real Estate Management/Services	9.0
Registered Investment Companies	1.5
Hotels/Motels	1.2

98.6%

Country Allocation*

United States	48.0%
Japan	12.8
United Kingdom	5.5
France	5.1
Germany	4.6
Australia	4.6
Hong Kong	4.3
Cayman Islands	3.5
Canada	3.3
Spain	1.3
Singapore	1.2
Sweden	1.2
Switzerland	1.0
Ireland	0.9
Norway	0.8
Bermuda	0.5

98.6%

*	Calculated as a percentage of net assets

59

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Australia — 4.6%
BGP Holdings PLC†(1)(2)	479,213	$104
GPT Group	1,647,307	6,352,809
Mirvac Group	3,307,662	5,310,022
Propertylink Group	3,398,188	2,934,517
Scentre Group	1,240,138	3,538,854

		18,136,306

Bermuda — 0.5%
Hongkong Land Holdings, Ltd. (OTC)	1,700	10,812
Hongkong Land Holdings, Ltd. (SGX)	324,000	2,110,581

		2,121,393

Canada — 3.3%
Allied Properties Real Estate Investment Trust	134,788	4,575,275
Canadian Apartment Properties REIT	98,864	3,479,382
Chartwell Retirement Residences	451,918	5,125,807

		13,180,464

Cayman Islands — 3.5%
CK Asset Holdings, Ltd.	1,666,000	12,034,535
Wharf Real Estate Investment Co., Ltd.	325,000	1,960,286

		13,994,821

France — 5.1%
Covivio	32,811	3,202,120
Gecina SA	37,528	5,260,885
Klepierre SA	194,266	6,377,997
Unibail-Rodamco-Westfield† (Euronext Paris)	1,379	237,047
Unibail-Rodamco-Westfield (Euronext Amsterdam)	30,258	5,206,192

		20,284,241

Germany — 4.6%
Instone Real Estate Group AG†*	41,559	875,017
Vonovia SE	357,068	17,277,139

		18,152,156

Hong Kong — 4.3%
Link REIT	547,000	5,207,942
Sun Hung Kai Properties, Ltd.	810,504	11,580,068

		16,788,010

Ireland — 0.9%
Green REIT PLC	2,300,522	3,733,722

Japan — 12.8%
Activia Properties, Inc.#	1,067	4,485,695
Daiwa House REIT Investment Corp.	2,130	4,827,987
GLP J-REIT	5,167	5,198,279
Invincible Investment Corp.#	9,919	4,119,331
Japan Retail Fund Investment Corp.	1,575	3,022,406
Kenedix Retail REIT Corp.	467	1,003,943
Mitsubishi Estate Co., Ltd.	679,500	10,905,050
Mitsui Fudosan Co., Ltd.	285,300	6,823,675
Sumitomo Realty & Development Co., Ltd.	272,000	10,087,353

		50,473,719

Norway — 0.8%
Entra ASA*	223,963	2,952,259

Singapore — 1.2%
Ascendas India Trust#	3,065,100	2,325,178
City Developments, Ltd.	382,800	2,363,376

		4,688,554

Security Description	Shares	Value (Note 2)

Spain — 1.3%
Aedas Homes SAU†*	50,988	$1,268,801
Merlin Properties Socimi SA	319,410	4,039,244

		5,308,045

Sweden — 1.2%
Castellum AB	265,090	4,649,041

Switzerland — 1.0%
PSP Swiss Property AG	40,188	3,903,689

United Kingdom — 5.5%
Big Yellow Group PLC	369,262	4,113,885
British Land Co. PLC	392,170	2,822,738
Derwent London PLC	118,169	4,307,602
Tritax Big Box REIT PLC	2,239,409	3,864,747
Tritax EuroBox PLC†* (GBP)	672,689	840,367
Tritax EuroBox PLC†* (EUR)	598,267	739,418
UNITE Group PLC	459,752	4,887,780

		21,576,537

United States — 46.5%
Alexandria Real Estate Equities, Inc.	28,338	3,528,081
American Assets Trust, Inc.	10,162	422,942
American Campus Communities, Inc.	58,964	2,584,392
American Homes 4 Rent, Class A	38,504	802,038
American Tower Corp.	89,562	14,732,053
AvalonBay Communities, Inc.	36,079	6,875,575
Boston Properties, Inc.	47,460	6,226,752
Corporate Office Properties Trust	37,196	910,186
Cousins Properties, Inc.	60,590	511,985
Crown Castle International Corp.	80,810	9,285,069
CyrusOne, Inc.	33,791	1,894,999
Digital Realty Trust, Inc.	12,440	1,431,098
Duke Realty Corp.	58,581	1,667,215
EastGroup Properties, Inc.#	9,003	900,480
Empire State Realty Trust, Inc., Class A	72,162	1,168,303
Equinix, Inc.	23,311	8,981,262
Equity LifeStyle Properties, Inc.	22,620	2,251,369
Equity Residential	69,967	4,985,149
Essex Property Trust, Inc.	11,954	3,138,045
Extra Space Storage, Inc.	33,482	3,213,602
Federal Realty Investment Trust	19,514	2,577,604
HCP, Inc.	46,679	1,365,828
Healthcare Realty Trust, Inc.	135,310	4,194,610
Highwoods Properties, Inc.	43,585	1,890,281
Hilton Worldwide Holdings, Inc.	31,405	2,372,334
Host Hotels & Resorts, Inc.	67,418	1,280,942
Hudson Pacific Properties, Inc.	101,917	3,145,159
Invitation Homes, Inc.#	158,802	3,407,891
Kilroy Realty Corp.	40,543	2,841,659
Liberty Property Trust	46,264	2,095,297
Macerich Co.	36,694	1,845,341
Mid-America Apartment Communities, Inc.	48,053	4,976,369
National Health Investors, Inc.	22,606	1,762,816
National Retail Properties, Inc.	50,527	2,529,382
Park Hotels & Resorts, Inc.	109,407	3,371,924
Pebblebrook Hotel Trust#	24,328	849,534
PotlatchDeltic Corp.	58,377	2,165,787
Prologis, Inc.	143,747	9,679,923
Public Storage	29,887	6,373,702
QTS Realty Trust, Inc., Class A	17,150	696,118
Rayonier, Inc.	17,020	538,343
Realty Income Corp.	70,903	4,544,173
Regency Centers Corp.	18,415	1,172,299
Retail Opportunity Investments Corp.	180,918	3,274,616
SBA Communications Corp.†	33,551	5,730,846

60

VALIC Company I Global Real Estate Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Simon Property Group, Inc.	52,315	$9,714,372
STAG Industrial, Inc.	34,252	917,611
Sun Communities, Inc.	24,242	2,523,592
Sunstone Hotel Investors, Inc.	146,133	2,229,990
Terreno Realty Corp.	16,988	662,702
Ventas, Inc.	41,390	2,627,851
VICI Properties, Inc.	113,733	2,475,967
Washington Real Estate Investment Trust	91,804	2,475,036
Weingarten Realty Investors	66,411	1,916,621
Welltower, Inc.	40,037	2,895,876
Weyerhaeuser Co.	201,358	5,317,865

		183,950,856

Total Long-Term Investment Securities
(cost $373,044,119)		383,893,813

SHORT-TERM INVESTMENT SECURITIES — 1.5%
Registered Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.90%(3)	$5,820,621	5,820,621
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(3)(4)	107,189	107,189

Total Short-Term Investment Securities
(cost $5,927,810)		5,927,810

TOTAL INVESTMENTS —
(cost $378,971,929)(5)	98.6%	389,821,623
Other assets less liabilities	1.4	5,609,403

NET ASSETS —	100.0%	$395,431,026

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $6,675,862 representing 1.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $104 representing 0.0% of net assets.
(3)	The rate shown is the 7-day yield as of November 30, 2018.
(4)

At November 30, 2018, the Fund had loaned securities with a total value of $5,421,927. This was secured by collateral of $107,189, which was received in cash and subsequently invested in short-term investments currently valued at $107,189 as reported in the Portfolio of Investments. Additional collateral of $5,483,175 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$41,594
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	64,697
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	14,384
United States Treasury Bills	0.00%	01/17/2019 to 04/04/2019	42,492
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	5,320,008

(5)	See Note 5 for cost of investments on a tax basis.

EUR—Euro Currency

GBP—British Pound

OTC—Over the Counter

SGX—Singapore Exchange

Euronext Paris—Euronext Stock Exchange, Paris

Euronext Amsterdam—Euronext Stock Exchange, Amsterdam

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$—	$18,136,202	**	$104	$18,136,306
Other Countries	197,379,179	168,378,328	**	—	365,757,507
Short-Term Investment Securities	5,927,810	—		—	5,927,810

Total Investments at Value	$203,306,989	$186,514,530		$104	$389,821,623

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no transfers during the reporting period.

See Notes to Financial Statements

61

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	4.3%
Applications Software	3.5
Banks — Commercial	3.3
Medical — Drugs	2.7
Finance — Credit Card	2.6
Insurance — Property/Casualty	2.5
Insurance — Multi-line	2.5
Medical — Biomedical/Gene	2.4
Web Portals/ISP	2.3
Insurance — Life/Health	2.3
Oil Companies — Exploration & Production	2.2
Cosmetics & Toiletries	2.1
Transport — Rail	2.0
Electronic Components — Semiconductors	2.0
Investment Management/Advisor Services	1.7
Computers	1.6
Telephone — Integrated	1.4
Commercial Services — Finance	1.4
Banks — Super Regional	1.3
Finance — Other Services	1.3
Beverages — Non-alcoholic	1.2
Medical Products	1.1
Enterprise Software/Service	1.1
Multimedia	1.1
Chemicals — Diversified	1.1
Chemicals — Specialty	1.1
Commercial Services	1.0
Diagnostic Equipment	1.0
Networking Products	1.0
Food — Misc./Diversified	1.0
Computer Services	1.0
Cable/Satellite TV	0.9
Transport — Services	0.9
Electric — Integrated	0.9
Gas — Distribution	0.9
Insurance — Reinsurance	0.8
Real Estate Management/Services	0.8
Consumer Products — Misc.	0.8
Data Processing/Management	0.8
Pipelines	0.8
Real Estate Operations & Development	0.8
Distribution/Wholesale	0.7
Electronic Components — Misc.	0.7
Investment Companies	0.7
E-Commerce/Services	0.7
Machinery — General Industrial	0.7
Food — Retail	0.6
Retail — Restaurants	0.6
Electric Products — Misc.	0.6
Diversified Manufacturing Operations	0.6
Machinery — Farming	0.6
Oil Companies — Integrated	0.5
Import/Export	0.5
Diversified Banking Institutions	0.5
Auto/Truck Parts & Equipment — Original	0.5
Industrial Automated/Robotic	0.5
Machinery — Electrical	0.5
Oil Refining & Marketing	0.5
Internet Content — Entertainment	0.5
Semiconductor Components — Integrated Circuits	0.5
Auto — Cars/Light Trucks	0.4
Insurance Brokers	0.4
Building & Construction Products — Misc.	0.4
Finance — Investment Banker/Broker	0.4
Semiconductor Equipment	0.4
Electronic Forms	0.4
Retail — Apparel/Shoe	0.4
Advertising Agencies	0.4
Private Equity	0.4

Medical Labs & Testing Services	0.4
Airport Development/Maintenance	0.4
Telecom Services	0.4
Steel — Producers	0.4
Electric — Distribution	0.4
Electronic Measurement Instruments	0.4
Cellular Telecom	0.4
Retail — Major Department Stores	0.3
Machinery — Construction & Mining	0.3
Industrial Gases	0.3
Oil — Field Services	0.3
Water	0.3
Hotels/Motels	0.3
Medical — HMO	0.3
Food — Dairy Products	0.3
Repurchase Agreements	0.3
Consulting Services	0.3
Retail — Auto Parts	0.3
U.S. Government Treasuries	0.3
Paper & Related Products	0.3
Building — Residential/Commercial	0.3
Audio/Video Products	0.3
Diversified Operations	0.3
Computer Aided Design	0.3
Food — Catering	0.2
Retail — Building Products	0.2
Banks — Fiduciary	0.2
Soap & Cleaning Preparation	0.2
Entertainment Software	0.2
Resorts/Theme Parks	0.2
Retail — Drug Store	0.2
Television	0.2
Toys	0.2
Medical — Hospitals	0.2
Non-Hazardous Waste Disposal	0.2
Medical Instruments	0.2
Tools — Hand Held	0.2
Public Thoroughfares	0.2
Machinery — Material Handling	0.2
Building Products — Air & Heating	0.2
Agricultural Chemicals	0.2
Rubber — Tires	0.2
Retail — Discount	0.2
Publishing — Periodicals	0.2
Building Products — Cement	0.2
Electric — Transmission	0.2
Retail — Jewelry	0.2
Food — Meat Products	0.2
Medical Information Systems	0.2
Rental Auto/Equipment	0.2
Gold Mining	0.2
Containers — Paper/Plastic	0.2
Auto — Heavy Duty Trucks	0.2
Dental Supplies & Equipment	0.2
Satellite Telecom	0.2
Optical Supplies	0.1
Office Automation & Equipment	0.1
E-Commerce/Products	0.1
Electronic Security Devices	0.1
Wireless Equipment	0.1
Metal — Copper	0.1
Office Supplies & Forms	0.1
Savings & Loans/Thrifts	0.1
Web Hosting/Design	0.1
Transactional Software	0.1
Computers — Memory Devices	0.1
Broadcast Services/Program	0.1
Coatings/Paint	0.1
Oil Field Machinery & Equipment	0.1
Telecommunication Equipment	0.1
Retail — Perfume & Cosmetics	0.1

62

VALIC Company I Global Social Awareness Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Apparel Manufacturers	0.1%
Decision Support Software	0.1
Transport — Truck	0.1
Machinery — Pumps	0.1
Printing — Commercial	0.1
Power Converter/Supply Equipment	0.1
Retail — Catalog Shopping	0.1
Security Services	0.1
Computers — Integrated Systems	0.1
Respiratory Products	0.1
Containers — Metal/Glass	0.1
Finance — Leasing Companies	0.1
Aerospace/Defense	0.1
Electronic Connectors	0.1
Finance — Consumer Loans	0.1
Dialysis Centers	0.1
Metal Processors & Fabrication	0.1
Computer Software	0.1
Gas — Transportation	0.1
Instruments — Scientific	0.1
Retail — Consumer Electronics	0.1
Computer Data Security	0.1
Airlines	0.1
Retail — Automobile	0.1
Fisheries	0.1
Radio	0.1
Retail — Convenience Store	0.1
Metal — Diversified	0.1
Retail — Regional Department Stores	0.1
Machine Tools & Related Products	0.1
Food — Confectionery	0.1
Water Treatment Systems	0.1
Chemicals — Plastics	0.1
Steel — Specialty	0.1
Non-Ferrous Metals	0.1
MRI/Medical Diagnostic Imaging	0.1
Retail — Misc./Diversified	0.1
Food — Baking	0.1
Retail — Home Furnishings	0.1
Building Products — Wood	0.1
Electric — Generation	0.1

99.9%

*	Calculated as a percentage of net assets

Country Allocation*

United States	58.3%
Japan	9.2
United Kingdom	4.6
Canada	3.6
Switzerland	3.0
France	2.9
Germany	2.6
Australia	2.2
Netherlands	1.6
Hong Kong	1.5
Spain	1.4
Ireland	1.2
Sweden	1.1
Bermuda	0.8
Singapore	0.7
Finland	0.7
Denmark	0.7
Belgium	0.6
Jersey	0.6
Italy	0.6
Norway	0.5
Portugal	0.2
Curacao	0.2
Austria	0.2
SupraNational	0.2
Luxembourg	0.2
Cayman Islands	0.2
New Zealand	0.1
Israel	0.1
Papua New Guinea	0.1

99.9%

*	Calculated as a percentage of net assets

63

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Australia — 2.2%
Amcor, Ltd.	22,626	$222,511
APA Group	49,311	317,987
ASX, Ltd.	15,070	666,607
BGP Holdings PLC†(1)(2)	60,919	13
Coles Group, Ltd.†	11,407	97,631
Computershare, Ltd.	16,388	218,344
CSL, Ltd.	7,914	1,030,556
Dexus	63,132	483,354
Fortescue Metals Group, Ltd.	41,195	120,467
Goodman Group	33,750	253,460
GPT Group	103,827	400,407
Insurance Australia Group, Ltd.	91,121	486,439
Macquarie Group, Ltd.	1,658	139,535
Origin Energy, Ltd.†	22,646	107,280
QBE Insurance Group, Ltd.	23,435	194,421
Ramsay Health Care, Ltd.	6,273	249,571
Santos, Ltd.	125,876	509,954
Scentre Group	70,481	201,124
Sonic Healthcare, Ltd.	11,410	190,807
Stockland	80,658	214,992
Sydney Airport	38,727	192,674
Transurban Group	93,111	775,762
Vicinity Centres	94,165	183,990
Wesfarmers, Ltd.	11,407	263,715
Woodside Petroleum, Ltd.	15,244	347,135
Woolworths Group, Ltd.	11,583	245,520

		8,114,256

Austria — 0.2%
Erste Group Bank AG	7,963	314,313
OMV AG	6,429	326,070
voestalpine AG	5,591	185,990

		826,373

Belgium — 0.6%
Ageas	5,216	251,909
Groupe Bruxelles Lambert SA	5,139	462,800
KBC Group NV	3,665	263,762
Proximus SADP	11,201	310,050
UCB SA	8,212	690,541
Umicore SA	7,391	320,914

		2,299,976

Bermuda — 0.8%
Arch Capital Group, Ltd.†	15,420	441,320
Axalta Coating Systems, Ltd.†	5,302	132,709
Axis Capital Holdings, Ltd.	3,374	186,751
Everest Re Group, Ltd.	2,318	514,781
Hongkong Land Holdings, Ltd.	29,900	194,773
IHS Markit, Ltd.†	7,676	409,668
Invesco, Ltd.	12,366	251,648
Jardine Matheson Holdings, Ltd.	4,000	264,907
Jardine Strategic Holdings, Ltd.	6,000	231,547
Li & Fung, Ltd.	380,000	78,061
NWS Holdings, Ltd.	20,000	42,097
RenaissanceRe Holdings, Ltd.	1,124	149,054
Shangri-La Asia, Ltd.	70,000	99,298

		2,996,614

Canada — 3.6%
Agnico Eagle Mines, Ltd.	5,318	187,040
Alimentation Couche-Tard, Inc., Class B	4,191	219,951
AltaGas, Ltd.	7,389	80,361
ARC Resources, Ltd.	19,368	132,653
Bank of Montreal	7,598	566,884

Security Description	Shares	Value (Note 2)

Canada (continued)
BCE, Inc.	9,210	$394,769
Brookfield Asset Management, Inc., Class A	14,200	622,442
Cameco Corp.	16,563	196,589
Canadian Imperial Bank of Commerce	2,567	215,422
Canadian National Railway Co.	7,893	678,181
Canadian Tire Corp., Ltd., Class A	2,465	275,229
CGI Group, Inc., Class A†	5,081	325,056
CI Financial Corp.	13,200	199,890
Crescent Point Energy Corp.	28,760	85,285
Encana Corp.	32,765	220,710
Fairfax Financial Holdings, Ltd.	849	401,404
First Capital Realty, Inc.	29,984	445,478
First Quantum Minerals, Ltd.	13,768	126,421
Fortis, Inc.	8,562	297,397
Franco-Nevada Corp.	2,469	170,962
Great-West Lifeco, Inc.	22,215	509,458
IGM Financial, Inc.	10,180	261,118
Industrial Alliance Insurance & Financial Services, Inc.	5,774	211,074
Intact Financial Corp.	8,048	644,312
Keyera Corp.	8,694	190,415
Manulife Financial Corp.	31,548	521,665
National Bank of Canada	5,260	239,910
Onex Corp.	3,661	227,047
Open Text Corp.	6,092	208,760
Pembina Pipeline Corp.	10,586	356,943
Power Corp. of Canada	15,066	300,492
Power Financial Corp.	11,025	233,254
RioCan Real Estate Investment Trust	7,948	147,935
Rogers Communications, Inc., Class B	5,695	303,770
Saputo, Inc.	6,025	187,237
Seven Generations Energy, Ltd., Class A†	3,485	26,571
Shaw Communications, Inc., Class B	29,396	553,339
Shopify, Inc., Class A†	480	73,063
Sun Life Financial, Inc.	8,746	322,548
Suncor Energy, Inc.	12,839	413,971
Thomson Reuters Corp.	13,378	675,918
Tourmaline Oil Corp.	6,974	96,580
Turquoise Hill Resources, Ltd.†	54,175	97,043
Vermilion Energy, Inc.	5,604	139,441
Waste Connections, Inc.	3,708	291,004
Wheaton Precious Metals Corp.	7,836	123,026

		13,198,018

Cayman Islands — 0.2%
CK Asset Holdings, Ltd.	30,808	222,545
Minth Group, Ltd.	10,000	33,736
WH Group, Ltd.*	232,000	169,290
Wharf Real Estate Investment Co., Ltd.	18,000	108,570

		534,141

Curacao — 0.2%
Schlumberger, Ltd.	19,117	862,177

Denmark — 0.7%
Chr. Hansen Holding A/S	2,648	239,146
DSV A/S	5,415	414,442
Genmab A/S†	894	135,880
Novo Nordisk A/S, Class B	24,237	1,129,686
Novozymes A/S, Class B	7,595	353,785
Pandora A/S	1,457	78,714
Vestas Wind Systems A/S	728	54,531
William Demant Holding A/S†	2,899	84,681

		2,490,865

64

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finland — 0.7%
Elisa Oyj	8,794	$352,728
Kone Oyj, Class B	3,953	195,891
Metso Oyj	7,856	224,646
Nokia Oyj	74,983	413,717
Nokian Renkaat Oyj	5,042	161,443
Nordea Bank Abp	21,352	189,487
Orion Oyj, Class B	5,436	182,018
Sampo Oyj, Class A	11,249	502,351
Stora Enso Oyj, Class R	13,189	168,173
UPM-Kymmene Oyj	10,130	270,027

		2,660,481

France — 2.9%
Accor SA	4,597	204,108
Aeroports de Paris	2,815	547,404
Air Liquide SA	4,601	556,325
Arkema SA	2,361	224,166
Atos SE	2,660	226,737
AXA SA	24,468	596,375
Bureau Veritas SA	12,706	281,454
Capgemini SE	2,743	320,231
Casino Guichard Perrachon SA	3,259	147,332
Cie de Saint-Gobain	5,254	194,799
CNP Assurances	12,364	283,701
Covivio	2,037	198,797
Credit Agricole SA	21,290	264,519
Danone SA	8,969	671,254
Dassault Systemes SE	2,614	314,998
EssilorLuxottica SA	5,692	723,007
Eutelsat Communications SA	9,358	199,823
Gecina SA	2,109	295,651
ICADE	2,531	200,653
Iliad SA	890	120,469
Klepierre SA	8,921	292,888
L’Oreal SA	5,556	1,313,377
Legrand SA	5,384	329,829
Orange SA	14,471	248,849
Schneider Electric SE	4,708	342,830
SCOR SE	8,324	400,230
Societe BIC SA	1,493	160,385
Sodexo SA	5,101	528,339
Veolia Environnement SA	10,211	218,123
Wendel SA	1,751	212,805

		10,619,458

Germany — 2.6%
Allianz SE	5,828	1,230,892
Beiersdorf AG	7,692	822,714
Brenntag AG	5,411	250,156
Commerzbank AG†	9,190	79,153
Continental AG	1,377	206,094
Covestro AG*	976	56,145
Deutsche Wohnen SE	5,229	250,725
Fraport AG Frankfurt Airport Services Worldwide	3,354	246,623
Fresenius SE & Co. KGaA	4,930	279,840
FUCHS PETROLUB SE (Preference Shares)	5,308	219,541
Hannover Rueck SE	2,979	413,861
Henkel AG & Co. KGaA	1,677	172,703
Henkel AG & Co. KGaA (Preference Shares)	3,268	377,047
Infineon Technologies AG	13,282	278,268
LANXESS AG	4,176	229,062
Merck KGaA	5,817	641,459
Muenchener Rueckversicherungs-Gesellschaft AG	3,369	730,955
SAP SE	14,724	1,514,495
Siemens AG	4,524	523,976

Security Description	Shares	Value (Note 2)

Germany (continued)
Symrise AG	4,994	$402,909
Telefonica Deutschland Holding AG	42,775	173,605
TUI AG	12,628	179,865
Vonovia SE	9,834	475,829

		9,755,917

Hong Kong — 1.5%
AIA Group, Ltd.	135,400	1,110,578
Bank of East Asia, Ltd.	76,000	256,595
BOC Hong Kong Holdings, Ltd.	61,000	238,553
Hang Lung Properties, Ltd.	92,000	186,246
Hang Seng Bank, Ltd.	17,700	409,718
Henderson Land Development Co., Ltd.	41,367	212,518
Hong Kong & China Gas Co., Ltd.	448,226	903,964
Hong Kong Exchanges & Clearing, Ltd.	12,100	354,378
Link REIT	62,500	595,057
PCCW, Ltd.	360,000	211,184
Power Assets Holdings, Ltd.	20,000	135,470
Sun Hung Kai Properties, Ltd.	15,000	214,312
Swire Pacific, Ltd., Class A	16,500	182,402
Swire Properties, Ltd.	113,600	397,059

		5,408,034

Ireland — 1.2%
Accenture PLC, Class A	8,675	1,427,211
Alkermes PLC†#	3,693	134,573
CRH PLC	8,730	241,266
DCC PLC	4,121	311,306
Jazz Pharmaceuticals PLC†	1,834	277,301
Johnson Controls International PLC	14,883	517,631
Kerry Group PLC, Class A	6,361	657,541
Pentair PLC	4,813	205,515
Perrigo Co. PLC	2,305	143,555
Seagate Technology PLC	1,507	64,937
Willis Towers Watson PLC	3,025	482,336

		4,463,172

Israel — 0.1%
Check Point Software Technologies, Ltd.†	2,287	255,709
NICE, Ltd.†	1,980	229,989

		485,698

Italy — 0.6%
Assicurazioni Generali SpA	34,830	588,739
Intesa Sanpaolo SpA	146,572	340,068
Luxottica Group SpA	3,520	205,271
Recordati SpA	8,189	263,965
Snam SpA	61,634	270,174
Terna Rete Elettrica Nazionale SpA	60,973	340,962
UniCredit SpA	19,456	251,009

		2,260,188

Japan — 9.2%
Aeon Co., Ltd.	14,600	349,968
Ajinomoto Co., Inc.	11,000	190,173
Amada Holdings Co., Ltd.	8,800	95,579
Aozora Bank, Ltd.	5,200	170,967
Astellas Pharma, Inc.	32,800	504,071
Bridgestone Corp.	7,800	316,262
Canon, Inc.	17,600	499,056
Central Japan Railway Co.	1,900	391,518
Chiba Bank, Ltd.	27,000	177,342
Chubu Electric Power Co., Inc.	12,500	187,420
Chugai Pharmaceutical Co., Ltd.	5,000	342,430
Concordia Financial Group, Ltd.	45,800	215,206

65

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Dai Nippon Printing Co., Ltd.	8,000	$185,155
Dai-ichi Life Holdings, Inc.	16,600	289,536
Daiichi Sankyo Co., Ltd.	15,200	557,974
Daikin Industries, Ltd.	2,200	244,633
Daito Trust Construction Co., Ltd.	200	26,141
Daiwa House Industry Co., Ltd.	9,500	299,401
Denso Corp.	13,700	633,255
Dentsu, Inc.	3,800	170,067
East Japan Railway Co.	5,600	509,113
Eisai Co., Ltd.	3,900	359,084
FANUC Corp.	2,800	482,623
FUJIFILM Holdings Corp.	4,600	182,890
Hankyu Hanshin Holdings, Inc.	4,800	162,798
Hisamitsu Pharmaceutical Co., Inc.	3,000	191,605
Hitachi Chemical Co., Ltd.	9,900	157,724
Hitachi Metals, Ltd.	17,700	199,447
Hitachi, Ltd.	8,800	254,895
Hoya Corp.	10,300	632,271
Idemitsu Kosan Co., Ltd.	7,100	258,551
Inpex Corp.	24,600	261,541
Isuzu Motors, Ltd.	15,000	213,701
JFE Holdings, Inc.	14,000	247,000
JTEKT Corp.	14,000	178,237
JXTG Holdings, Inc.	91,800	555,626
Kajima Corp.	500	6,925
Kao Corp.	4,600	338,939
KDDI Corp.	23,700	556,198
Keikyu Corp.	13,000	207,549
Keio Corp.	4,700	260,018
Keyence Corp.	900	488,394
Kintetsu Group Holdings Co., Ltd.	4,200	175,079
Komatsu, Ltd.	10,600	283,221
Kubota Corp.	25,000	426,947
Kyocera Corp.	5,600	302,422
Kyowa Hakko Kirin Co., Ltd.	10,000	204,995
LIXIL Group Corp.	10,600	137,477
Marubeni Corp.	51,300	383,365
Mazda Motor Corp.	15,000	159,985
MEIJI Holdings Co., Ltd.	1,700	133,736
Mitsubishi Chemical Holdings Corp.	39,800	325,581
Mitsubishi Corp.	16,100	434,600
Mitsubishi Electric Corp.	29,000	383,049
Mitsubishi Estate Co., Ltd.	10,000	160,486
Mitsui & Co., Ltd.	29,600	465,181
Mitsui Fudosan Co., Ltd.	12,000	287,011
MS&AD Insurance Group Holdings, Inc.	8,100	245,954
Murata Manufacturing Co., Ltd.	1,600	246,379
Nagoya Railroad Co., Ltd.	6,200	155,474
NGK Insulators, Ltd.	10,000	148,262
NGK Spark Plug Co., Ltd.	1,800	36,978
Nidec Corp.	3,500	466,194
Nikon Corp.	1,400	21,973
Nintendo Co., Ltd.	1,100	335,689
Nippon Steel & Sumitomo Metal Corp.	12,600	230,621
Nippon Telegraph & Telephone Corp.	13,700	564,824
Nitori Holdings Co., Ltd.	1,400	187,640
NOK Corp.	10,500	159,189
NSK, Ltd.	29,500	277,289
NTT DOCOMO, Inc.	24,700	571,942
Ono Pharmaceutical Co., Ltd.	5,900	142,805
Oriental Land Co., Ltd.	3,800	378,322
ORIX Corp.	19,200	310,897
Osaka Gas Co., Ltd.	9,200	167,685
Otsuka Holdings Co., Ltd.	6,100	297,638
Panasonic Corp.	27,800	285,188
Rakuten, Inc.	17,000	136,881

Security Description	Shares	Value (Note 2)

Japan (continued)
Resona Holdings, Inc.	74,600	$395,809
Ryohin Keikaku Co., Ltd.	700	189,288
Santen Pharmaceutical Co., Ltd.	16,600	284,137
Secom Co., Ltd.	4,000	338,493
Sekisui House, Ltd.	11,400	171,831
Shimano, Inc.	900	131,813
Shin-Etsu Chemical Co., Ltd.	6,700	598,198
Shionogi & Co., Ltd.	4,000	264,744
Shiseido Co., Ltd.	1,400	89,182
Shizuoka Bank, Ltd.	18,000	161,582
SMC Corp.	700	237,290
SoftBank Group Corp.	12,800	1,074,156
Sony Corp.	12,900	682,888
Sumitomo Chemical Co., Ltd.	43,000	233,344
Sumitomo Corp.	34,800	534,894
Sumitomo Dainippon Pharma Co., Ltd.	7,400	242,428
Sumitomo Mitsui Financial Group, Inc.	14,200	521,398
Sumitomo Mitsui Trust Holdings, Inc.	5,800	232,717
Suntory Beverage & Food, Ltd.	4,900	205,584
Sysmex Corp.	2,700	144,093
Terumo Corp.	5,100	300,344
Tobu Railway Co., Ltd.	8,000	229,163
Tohoku Electric Power Co., Inc.	14,100	184,332
Tokio Marine Holdings, Inc.	10,400	513,882
Tokyo Electron, Ltd.	300	41,955
Tokyo Gas Co., Ltd.	9,200	237,021
Tokyu Corp.	13,500	235,000
Toppan Printing Co., Ltd.	10,000	161,150
Toray Industries, Inc.	28,000	219,746
TOTO, Ltd.	2,900	112,376
Toyoda Gosei Co., Ltd.	4,100	78,919
Toyota Industries Corp.	7,200	369,149
Toyota Motor Corp.	18,700	1,125,496
Toyota Tsusho Corp.	8,500	293,529
Unicharm Corp.	1,000	31,327
West Japan Railway Co.	4,500	313,531
Yahoo Japan Corp.	40,100	114,809
Yakult Honsha Co., Ltd.	3,400	256,089
Yamaguchi Financial Group, Inc.	19,000	196,924
Yamazaki Baking Co., Ltd.	9,000	188,935

		34,119,788

Jersey — 0.6%
Aptiv PLC	3,496	251,362
Experian PLC	8,984	219,098
Ferguson PLC	4,000	257,129
Randgold Resources, Ltd.	3,036	243,079
Shire PLC	16,732	973,699
WPP PLC	28,561	315,853

		2,260,220

Luxembourg — 0.2%
RTL Group SA	4,902	293,951
SES SA FDR	7,843	170,038
Tenaris SA	13,542	163,726

		627,715

Netherlands — 1.6%
Aegon NV	70,452	392,485
AerCap Holdings NV†	3,448	182,296
Akzo Nobel NV	3,724	313,903
ASML Holding NV	3,981	676,909
CNH Industrial NV	27,566	268,581
EXOR NV	4,981	292,786
Ferrari NV	1,458	159,472
Koninklijke Ahold Delhaize NV	21,039	542,685

66

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke DSM NV	3,564	$318,309
Koninklijke KPN NV	50,803	150,888
Koninklijke Vopak NV	4,605	202,185
LyondellBasell Industries NV, Class A	6,634	619,018
NN Group NV	13,556	577,177
NXP Semiconductors NV	2,921	243,524
QIAGEN NV†	4,979	175,640
STMicroelectronics NV	5,602	82,483
Wolters Kluwer NV	11,114	671,056

		5,869,397

New Zealand — 0.1%
Auckland International Airport, Ltd.	22,556	112,014
Fletcher Building, Ltd.†	37,047	121,643
Spark New Zealand, Ltd.	95,487	278,301

		511,958

Norway — 0.5%
Equinor ASA†	7,937	185,447
Gjensidige Forsikring ASA	23,102	361,805
Marine Harvest ASA	10,328	241,717
Orkla ASA	35,200	291,609
Telenor ASA	11,202	217,695
Yara International ASA	8,507	343,046

		1,641,319

Papua New Guinea — 0.1%
Oil Search, Ltd.	36,637	196,823

Portugal — 0.2%
Banco Espirito Santo SA†(1)(2)	126,030	0
EDP - Energias de Portugal SA	93,029	325,131
Galp Energia SGPS SA	33,940	557,913

		883,044

Singapore — 0.7%
CapitaLand, Ltd.	80,000	182,673
City Developments, Ltd.	29,500	182,131
ComfortDelGro Corp., Ltd.	159,000	243,706
DBS Group Holdings, Ltd.	27,000	482,301
Jardine Cycle & Carriage, Ltd.	9,200	236,845
Oversea-Chinese Banking Corp., Ltd.	106,000	873,324
United Overseas Bank, Ltd.	27,000	496,803

		2,697,783

Spain — 1.4%
Aena SME SA*	1,353	215,192
Amadeus IT Group SA	6,764	485,897
Banco Bilbao Vizcaya Argentaria SA	92,461	527,514
Banco de Sabadell SA	138,750	177,827
Banco Santander SA	182,417	868,629
Bankia SA	5,878	19,488
Bankinter SA	27,525	230,791
CaixaBank SA	80,880	334,176
Enagas SA	7,953	218,594
Grifols SA	10,560	296,245
Red Electrica Corp. SA	13,704	295,784
Repsol SA	47,733	824,658
Telefonica SA	60,355	542,222

		5,037,017

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.*	191,000	183,085
HKT Trust & HKT, Ltd.	123,000	178,056
Unibail-Rodamco-Westfield	2,019	347,389

		708,530

Security Description	Shares	Value (Note 2)

Sweden — 1.1%
Assa Abloy AB, Class B	30,513	$568,042
Atlas Copco AB, Class A	11,320	278,993
Atlas Copco AB, Class B	7,859	178,520
Boliden AB	9,577	214,728
Epiroc AB, Class A†	11,320	92,900
Epiroc AB, Class B†	7,859	63,486
Essity AB, Class B	6,725	172,704
Hennes & Mauritz AB, Class B	7,515	138,793
Hexagon AB, Class B	5,022	251,018
Industrivarden AB, Class C	11,313	232,769
Investor AB, Class B	16,914	742,979
Sandvik AB	14,312	212,412
Skandinaviska Enskilda Banken AB, Class A	20,839	217,315
Svenska Handelsbanken AB, Class A	38,558	424,781
Telefonaktiebolaget LM Ericsson, Class B	32,965	275,581

		4,065,021

Switzerland — 3.0%
ABB, Ltd.	28,594	581,029
Baloise Holding AG	1,739	256,377
Chubb, Ltd.	13,729	1,836,116
Coca-Cola HBC AG	11,386	338,772
EMS-Chemie Holding AG	379	204,319
Garmin, Ltd.	4,306	287,038
Geberit AG	1,734	676,718
Givaudan SA	203	500,106
Kuehne & Nagel International AG	1,294	182,310
Pargesa Holding SA	6,739	467,766
Partners Group Holding AG	508	333,856
Schindler Holding AG (Participation Certificate)	1,303	261,096
Schindler Holding AG	1,585	300,738
SGS SA	169	401,364
Sika AG	3,120	386,538
Sonova Holding AG	3,591	582,414
Swatch Group AG	670	200,146
Swiss Life Holding AG	909	356,799
Swiss Prime Site AG	12,310	1,015,579
Swiss Re AG	4,613	421,623
Swisscom AG	1,889	906,595
Vifor Pharma AG	1,560	192,428
Zurich Insurance Group AG	1,749	549,155

		11,238,882

United Kingdom — 4.6%
3i Group PLC	53,962	575,284
Admiral Group PLC	4,576	121,777
Antofagasta PLC	29,780	304,080
Aon PLC	3,253	537,103
Ashtead Group PLC	12,566	281,984
Auto Trader Group PLC*	37,662	210,890
Aviva PLC	77,931	404,428
British Land Co. PLC	35,934	258,644
BT Group PLC	174,256	581,954
Bunzl PLC	33,711	1,040,188
Burberry Group PLC	11,844	268,339
Compass Group PLC	25,390	543,303
Croda International PLC	4,382	273,392
Direct Line Insurance Group PLC	85,325	357,231
Fresnillo PLC	16,790	161,348
Hammerson PLC	52,725	259,447
Hargreaves Lansdown PLC	10,788	262,520
InterContinental Hotels Group PLC	7,447	398,801
Intertek Group PLC	10,773	646,468
Investec PLC	31,544	191,768
ITV PLC	74,244	137,732

67

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom (continued)
Johnson Matthey PLC	5,956	$223,125
Kingfisher PLC	40,468	129,186
Land Securities Group PLC	19,687	204,071
Legal & General Group PLC	161,043	502,852
Liberty Global PLC, Class A†	6,033	149,799
Liberty Global PLC, Class C†	7,042	171,050
London Stock Exchange Group PLC	7,068	363,443
Marks & Spencer Group PLC	41,696	155,567
Mediclinic International PLC	12,171	54,955
Melrose Industries PLC	84,584	191,550
Merlin Entertainments PLC*	36,892	158,462
Mondi PLC	10,072	219,576
National Grid PLC	70,378	747,684
Next PLC	6,024	376,309
Nielsen Holdings PLC	6,062	164,705
Pearson PLC	26,239	322,287
Persimmon PLC	2,734	66,229
RELX PLC†	58,177	1,213,992
Royal Mail PLC	26,021	106,272
Sage Group PLC	25,297	187,906
Schroders PLC	9,585	309,904
Segro PLC	54,440	419,591
Smith & Nephew PLC	25,446	462,831
Smiths Group PLC	18,020	320,108
SSE PLC	33,488	467,990
St James’s Place PLC	33,593	430,752
TechnipFMC PLC	8,742	201,853
Travis Perkins PLC	8,814	124,313
United Utilities Group PLC	43,128	418,424
Weir Group PLC	9,425	177,187
Whitbread PLC	4,680	274,391

		17,133,045

United States — 57.7%
A.O. Smith Corp.	4,170	197,575
Abbott Laboratories	11,386	843,133
AbbVie, Inc.	20,175	1,901,897
Activision Blizzard, Inc.	9,737	485,682
Acuity Brands, Inc.#	725	94,265
Adobe, Inc.†	6,278	1,575,087
Advance Auto Parts, Inc.	1,590	282,559
Advanced Micro Devices, Inc.†	6,209	132,252
Affiliated Managers Group, Inc.	2,068	229,796
Aflac, Inc.	19,838	907,390
Agilent Technologies, Inc.	8,640	625,104
AGNC Investment Corp.	9,173	162,362
Air Products & Chemicals, Inc.	5,168	831,376
Akamai Technologies, Inc.†	1,244	85,525
Albemarle Corp.#	3,348	322,479
Alexion Pharmaceuticals, Inc.†	2,695	331,889
Align Technology, Inc.†	1,208	277,707
Alleghany Corp.	398	251,150
Alliance Data Systems Corp.	920	184,331
Allstate Corp.	13,980	1,246,876
Alnylam Pharmaceuticals, Inc.†#	938	76,128
Alphabet, Inc., Class A†	4,082	4,529,591
Alphabet, Inc., Class C†	3,636	3,979,347
American Express Co.	15,233	1,710,209
American Tower Corp.	10,755	1,769,090
American Water Works Co., Inc.	5,568	531,243
Ameriprise Financial, Inc.	4,466	579,463
AMETEK, Inc.	4,930	362,010
Amgen, Inc.	12,489	2,600,834
Amphenol Corp., Class A	3,249	285,717
Anadarko Petroleum Corp.	8,297	438,911

Security Description	Shares	Value (Note 2)

United States (continued)
Analog Devices, Inc.	3,632	$333,853
Annaly Capital Management, Inc.	16,295	163,602
Antero Resources Corp.†	6,732	88,391
Apache Corp.	11,520	404,698
Apple, Inc.	27,842	4,972,024
Applied Materials, Inc.	11,871	442,551
Arista Networks, Inc.†	107	25,517
Assurant, Inc.	2,911	283,066
Atmos Energy Corp.	4,547	435,011
Autodesk, Inc.†	4,061	586,814
Automatic Data Processing, Inc.	9,124	1,345,060
AvalonBay Communities, Inc.	1,148	218,774
Avery Dennison Corp.	3,669	353,692
Baker Hughes a GE Co., LLC	4,989	113,849
Ball Corp.#	6,352	311,947
Bank of New York Mellon Corp.	9,097	466,767
Baxter International, Inc.	9,257	634,567
BB&T Corp.	10,844	554,128
Berkshire Hathaway, Inc., Class B†	17,072	3,725,793
Best Buy Co., Inc.	3,967	256,229
Biogen, Inc.†	2,412	804,933
BioMarin Pharmaceutical, Inc.†	3,122	299,806
BlackRock, Inc.	2,225	952,322
Booking Holdings, Inc.†	616	1,165,398
Boston Properties, Inc.	1,856	243,507
Broadcom, Inc.	4,530	1,075,467
C.H. Robinson Worldwide, Inc.	4,142	382,431
Cabot Oil & Gas Corp.	10,408	261,865
Campbell Soup Co.#	2,840	111,328
Capital One Financial Corp.	8,990	806,223
CarMax, Inc.†#	3,715	245,450
Caterpillar, Inc.	4,114	558,146
CBRE Group, Inc., Class A†	6,735	294,185
CBS Corp., Class B	8,634	467,790
Celanese Corp.	5,247	529,580
Celgene Corp.†	10,195	736,283
Centene Corp.†	3,324	472,839
CenterPoint Energy, Inc.	9,924	277,971
CenturyLink, Inc.	23,530	442,364
Cerner Corp.†	10,843	627,918
CF Industries Holdings, Inc.	2,753	116,149
Charles Schwab Corp.	16,947	759,226
Cheniere Energy, Inc.†	4,155	253,954
Chipotle Mexican Grill, Inc.†	435	205,846
Church & Dwight Co., Inc.	5,892	389,991
Cincinnati Financial Corp.	7,048	576,033
Cintas Corp.	2,934	549,773
Cisco Systems, Inc.	67,029	3,208,678
CIT Group, Inc.	5,817	270,083
Citizens Financial Group, Inc.	9,141	332,367
Citrix Systems, Inc.†	1,735	189,063
Clorox Co.	7,198	1,192,133
CME Group, Inc.	5,673	1,078,324
CMS Energy Corp.	10,564	550,279
Cognizant Technology Solutions Corp., Class A	8,995	640,714
Colgate-Palmolive Co.	16,984	1,078,824
Comcast Corp., Class A	72,044	2,810,436
Comerica, Inc.	4,468	353,776
Concho Resources, Inc.†	2,390	311,513
Continental Resources, Inc.†	5,768	263,713
Cooper Cos., Inc.	1,050	292,772
Corning, Inc.	14,840	478,145
Crown Castle International Corp.	8,215	943,903
CSX Corp.	17,593	1,277,780
D.R. Horton, Inc.	5,759	214,350

68

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Danaher Corp.	15,390	$1,685,821
Deere & Co.	8,676	1,343,739
Dell Technologies, Inc., Class V†	2,600	274,248
DENTSPLY SIRONA, Inc.	5,808	219,426
Devon Energy Corp.	32,561	880,124
Diamondback Energy, Inc.#	2,143	236,544
Digital Realty Trust, Inc.	2,876	330,855
Discover Financial Services	7,023	500,740
Discovery, Inc., Class C†	16,153	451,153
DISH Network Corp., Class A†	5,080	166,421
Dollar Tree, Inc.†	4,673	405,476
Dover Corp.	9,002	764,180
DXC Technology Co.	3,569	224,990
E*TRADE Financial Corp.	7,743	404,881
Eaton Vance Corp.	4,012	163,409
eBay, Inc.†	16,919	505,032
Ecolab, Inc.	6,409	1,028,580
Edwards Lifesciences Corp.†	4,134	669,749
Electronic Arts, Inc.†	4,406	370,412
Emerson Electric Co.	22,504	1,519,470
EOG Resources, Inc.	6,297	650,543
Equinix, Inc.	1,497	576,764
Equity Residential	4,349	309,866
Estee Lauder Cos., Inc., Class A	5,535	789,623
Eversource Energy	9,632	658,251
Expedia Group, Inc.	2,598	313,812
Expeditors International of Washington, Inc.	10,857	826,109
Extra Space Storage, Inc.	3,906	374,898
Fastenal Co.#	8,190	485,339
Federal Realty Investment Trust	3,058	403,931
Fidelity National Financial, Inc.	7,583	254,789
Fidelity National Information Services, Inc.	8,745	944,023
Fifth Third Bancorp	15,741	439,646
First Republic Bank	3,876	384,305
Fiserv, Inc.†	13,280	1,050,846
FleetCor Technologies, Inc.†	1,152	222,797
Flowserve Corp.	4,021	195,059
Ford Motor Co.	46,034	433,180
Fortive Corp.	7,695	585,359
Franklin Resources, Inc.#	7,712	261,360
Gartner, Inc.†#	1,580	242,040
General Mills, Inc.	20,561	869,936
Genuine Parts Co.	3,093	320,775
Gilead Sciences, Inc.	16,851	1,212,261
Hanesbrands, Inc.#	9,177	146,006
Hasbro, Inc.#	4,481	407,771
HCA Healthcare, Inc.	3,556	512,028
HCP, Inc.	7,868	230,218
HD Supply Holdings, Inc.†	3,493	139,371
Helmerich & Payne, Inc.	2,696	163,378
Hess Corp.	6,603	355,836
Hewlett Packard Enterprise Co.	19,643	294,645
HollyFrontier Corp.	3,459	216,084
Hormel Foods Corp.#	10,317	465,194
Host Hotels & Resorts, Inc.	16,843	320,017
HP, Inc.	24,752	569,296
Humana, Inc.	1,960	645,761
IAC/InterActiveCorp†	1,569	279,219
Illinois Tool Works, Inc.	2,451	340,812
Illumina, Inc.†	1,489	502,538
Incyte Corp.†	2,512	161,396
Ingredion, Inc.	1,834	191,580
Intel Corp.	57,070	2,814,122
Intercontinental Exchange, Inc.	16,675	1,362,681
International Flavors & Fragrances, Inc.	4,707	666,652

Security Description	Shares	Value (Note 2)

United States (continued)
International Paper Co.	7,172	$331,275
Interpublic Group of Cos., Inc.	10,654	250,369
Intuit, Inc.	3,458	741,845
IPG Photonics Corp.†#	449	63,825
IQVIA Holdings, Inc.†	2,810	351,447
Iron Mountain, Inc.	4,511	153,239
J.M. Smucker Co.	1,985	207,452
JB Hunt Transport Services, Inc.	3,516	373,962
Jones Lang LaSalle, Inc.	2,807	401,962
Juniper Networks, Inc.	7,205	206,856
Kansas City Southern	2,001	206,203
KeyCorp	16,491	302,445
Kimberly-Clark Corp.	15,783	1,820,885
Kinder Morgan, Inc.	22,465	383,478
KLA-Tencor Corp.	417	41,100
Kohl’s Corp.	3,164	212,526
Kraft Heinz Co.	7,293	372,818
Kroger Co.	19,449	576,857
L Brands, Inc.	4,771	157,968
Laboratory Corp. of America Holdings†	3,264	475,369
Lam Research Corp.	2,596	407,468
Lear Corp.	2,301	313,511
Liberty Media Corp. — Liberty SiriusXM, Series C†	5,871	235,545
Lincoln National Corp.	4,705	296,274
LKQ Corp.†	10,988	305,906
Loews Corp.	5,566	267,502
Lowe’s Cos., Inc.	9,390	886,134
M&T Bank Corp.	3,811	644,097
Macerich Co.	2,125	106,866
Marathon Oil Corp.	50,149	836,987
Markel Corp.†	439	502,277
Marsh & McLennan Cos., Inc.	7,787	690,707
Martin Marietta Materials, Inc.#	905	172,574
Masco Corp.	5,856	185,577
Mastercard, Inc., Class A	14,855	2,986,895
Mattel, Inc.†#	7,944	110,422
McCormick & Co., Inc.	2,150	322,500
MercadoLibre, Inc.#	575	202,383
Microchip Technology, Inc.	1,466	109,950
Micron Technology, Inc.†	15,142	583,876
Microsoft Corp.	91,520	10,148,653
Mid-America Apartment Communities, Inc.	1,694	175,431
Monster Beverage Corp.†	6,084	363,093
Mosaic Co.	6,964	250,704
Motorola Solutions, Inc.	952	124,950
MSCI, Inc.	2,388	375,131
Nasdaq, Inc.	6,716	613,305
National Oilwell Varco, Inc.	13,658	438,558
NetApp, Inc.	3,588	239,930
Netflix, Inc.†	5,011	1,433,797
New York Community Bancorp, Inc.#	12,075	128,357
Newell Brands, Inc.#	7,862	183,971
Newfield Exploration Co.†	19,725	334,339
NiSource, Inc.	13,830	365,389
Noble Energy, Inc.	12,199	289,604
Norfolk Southern Corp.	4,381	748,012
Northern Trust Corp.	5,252	521,156
Nucor Corp.	9,846	594,797
NVIDIA Corp.	5,928	968,813
O’Reilly Automotive, Inc.†	1,151	399,144
Occidental Petroleum Corp.	6,941	487,744
OGE Energy Corp.	6,618	262,205
Omnicom Group, Inc.	11,877	914,173
ONEOK, Inc.	7,889	484,621
Oracle Corp.	40,001	1,950,449

69

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
PACCAR, Inc.	4,720	$293,678
Parker-Hannifin Corp.	4,152	714,310
Parsley Energy, Inc., Class A†	2,061	41,488
Paychex, Inc.	9,280	656,653
PayPal Holdings, Inc.†	14,841	1,273,506
People’s United Financial, Inc.	22,008	371,055
PepsiCo, Inc.	28,141	3,431,514
Pioneer Natural Resources Co.	1,932	285,453
Plains GP Holdings LP, Class A	3,826	84,669
PNC Financial Services Group, Inc.	10,505	1,426,369
PPL Corp.	31,005	948,443
Principal Financial Group, Inc.	9,465	466,814
Procter & Gamble Co.	38,851	3,671,808
Progressive Corp.	10,826	717,656
Prologis, Inc.	6,021	405,454
Prudential Financial, Inc.	8,857	830,432
Public Storage	1,999	426,307
QUALCOMM, Inc.#	16,331	951,444
Quest Diagnostics, Inc.	6,487	574,554
Qurate Retail, Inc.†	15,276	339,433
Raymond James Financial, Inc.	5,302	422,728
Red Hat, Inc.†	2,356	420,687
Regeneron Pharmaceuticals, Inc.†	1,040	380,276
Regions Financial Corp.	21,191	348,592
Republic Services, Inc.	6,786	524,829
ResMed, Inc.	2,871	320,949
Robert Half International, Inc.	478	29,555
Rockwell Automation, Inc.	4,117	717,758
Roper Technologies, Inc.	4,838	1,439,740
Ross Stores, Inc.	6,969	610,484
S&P Global, Inc.	4,248	776,789
salesforce.com, Inc.†	8,590	1,226,308
SBA Communications Corp.†	5,672	968,834
Sealed Air Corp.	3,953	144,403
Seattle Genetics, Inc.†#	1,644	102,882
SEI Investments Co.	4,295	230,642
ServiceNow, Inc.†	1,324	245,297
Simon Property Group, Inc.	3,310	614,634
Snap-on, Inc.#	2,120	352,429
Southwest Airlines Co.	4,588	250,551
Square, Inc., Class A†#	2,156	150,575
Stanley Black & Decker, Inc.	3,498	457,713
Starbucks Corp.	23,035	1,536,895
Stryker Corp.	4,534	795,536
SunTrust Banks, Inc.	10,302	645,832
SVB Financial Group†	1,283	326,921
Synchrony Financial	10,798	280,532
T-Mobile US, Inc.†	2,928	200,422
T. Rowe Price Group, Inc.	6,856	681,212
Take-Two Interactive Software, Inc.†	576	63,170
Tapestry, Inc.	5,861	228,169
Targa Resources Corp.	5,071	226,319
TD Ameritrade Holding Corp.	8,363	450,013
Texas Instruments, Inc.	11,801	1,178,330
Thermo Fisher Scientific, Inc.	8,190	2,043,814
Tiffany & Co.	3,930	357,630
TJX Cos., Inc.	26,650	1,301,852
Toll Brothers, Inc.	6,710	221,229
Torchmark Corp.	7,853	678,578
Total System Services, Inc.	1,713	149,665
Tractor Supply Co.	1,874	178,274
TransDigm Group, Inc.†	831	300,548
Travelers Cos., Inc.	9,938	1,295,617
TripAdvisor, Inc.†	2,793	178,920
Twitter, Inc.†	7,166	225,371

Security Description	Shares/ Principal Amount	Value (Note 2)

United States (continued)
UGI Corp.	5,791	$332,693
Ulta Beauty, Inc.†	1,451	432,093
Union Pacific Corp.	11,975	1,841,515
United Parcel Service, Inc., Class B	13,351	1,539,237
United Rentals, Inc.†	2,725	319,179
United Therapeutics Corp.†	1,305	154,121
US Bancorp	30,198	1,644,583
Vail Resorts, Inc.	1,362	380,243
Valero Energy Corp.	4,416	352,838
Varian Medical Systems, Inc.†	3,147	388,308
Veeva Systems, Inc., Class A†	1,246	119,815
Ventas, Inc.	5,335	338,719
VeriSign, Inc.†	2,698	421,050
Verisk Analytics, Inc.†	4,082	503,392
Vertex Pharmaceuticals, Inc.†	4,672	844,651
Viacom, Inc., Class B	7,902	243,856
Visa, Inc., Class A#	27,304	3,869,250
Vornado Realty Trust	3,640	261,934
Voya Financial, Inc.	7,253	326,022
Vulcan Materials Co.#	2,163	228,651
Walgreens Boots Alliance, Inc.	10,661	902,667
Walt Disney Co.	21,553	2,489,156
Waters Corp.†	1,325	263,119
WEC Energy Group, Inc.	6,906	500,547
Welltower, Inc.	4,073	294,600
Western Digital Corp.	3,913	177,611
Western Union Co.	11,620	217,643
WestRock Co.	4,699	221,370
Weyerhaeuser Co.	7,956	210,118
Whirlpool Corp.#	1,088	137,229
Workday, Inc., Class A†	1,287	211,068
Worldpay, Inc., Class A†	3,592	308,230
WR Berkley Corp.	1,772	139,598
WW Grainger, Inc.	518	162,673
Xerox Corp.	5,582	150,267
Yum! Brands, Inc.	5,094	469,769
Zoetis, Inc.	6,582	617,852

		213,180,178

Total Long-Term Investment Securities
(cost $295,266,910)		367,146,088

SHORT-TERM INVESTMENT SECURITIES — 0.3%
U.S. Government Treasuries — 0.3%
United States Treasury Bills 2.27% due 01/17/2019(3)	$200,000	199,431
2.44% due 04/18/2019(3)	800,000	792,641

Total Short-Term Investment Securities
(cost $992,021)		992,072

REPURCHASE AGREEMENTS — 0.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $1,081,038 collateralized by $1,125,000 of U.S. Treasury Notes, bearing interest at 2.50% due 01/31/2025 and having an approximate value of $1,107,268. (cost $1,081,000)	1,081,000	1,081,000

TOTAL INVESTMENTS
(cost $297,339,931)(4)	99.9%	369,219,160
Other assets less liabilities	0.1	442,972

NET ASSETS	100.0%	$369,662,132

70

VALIC Company I Global Social Awareness Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $993,064 representing 0.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2018, the Fund had loaned securities with a total value of $9,604,711. This was secured by collateral of $9,786,497 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The Components of the fixed income pooled securities referenced above as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$486,051
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	756,018
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	168,087
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	859,961
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	7,516,380
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $13 representing 0% of net assets.
(3)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

FDR—Fiduciary Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
28	Long	S&P 500 E-Mini Index	December 2018	$3,864,511	$3,861,620	$(2,891)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$97,631	$8,016,612	**	$13	$8,114,256
Portugal	—	883,044	**	0	883,044
Other Countries	237,668,423	120,480,365	**	—	358,148,788
Short-Term Investment Securities:
U.S. Government Treasuries	—	992,072		—	992,072
Repurchase Agreements	—	1,081,000		—	1,081,000

Total Investments at Value	$237,766,054	$131,453,093		$13	$369,219,160

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,891	$—		$—	$2,891

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Financial Statements

71

VALIC Company I Global Strategy Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Sovereign	22.4%
U.S. Government Agencies	6.8
Medical — Drugs	5.6
Foreign Government Obligations	5.5
U.S. Government Treasuries	5.0
Oil Companies — Integrated	4.9
Diversified Banking Institutions	4.6
Medical — Biomedical/Gene	3.4
Banks — Commercial	3.2
Cellular Telecom	1.7
Telecom Services	1.6
Insurance — Multi-line	1.6
Enterprise Software/Service	1.5
Semiconductor Components — Integrated Circuits	1.2
Electronic Components — Semiconductors	1.2
Web Portals/ISP	1.2
Chemicals — Diversified	1.2
Medical — Generic Drugs	1.0
Retail — Drug Store	1.0
Finance — Credit Card	1.0
Transport — Services	0.9
Cable/Satellite TV	0.9
Diversified Manufacturing Operations	0.9
Beverages — Non-alcoholic	0.9
Diversified Financial Services	0.8
Water	0.8
Diversified Operations	0.8
Electric — Generation	0.8
Food — Retail	0.8
Electronic Components — Misc.	0.8
Energy — Alternate Sources	0.8
Real Estate Operations & Development	0.7
Banks — Super Regional	0.7
Building Products — Cement	0.7
Retail — Building Products	0.7
Agricultural Chemicals	0.6
Telephone — Integrated	0.6
Food — Misc./Diversified	0.6
Audio/Video Products	0.6
Oil Companies — Exploration & Production	0.6
Retail — Auto Parts	0.6
Insurance — Life/Health	0.6
Satellite Telecom	0.6
Building & Construction Products — Misc.	0.6
Retail — Apparel/Shoe	0.6
Toys	0.5
Finance — Auto Loans	0.5
Telecommunication Equipment	0.4
Rubber — Tires	0.4
Medical Instruments	0.4
Aerospace/Defense	0.4
Cosmetics & Toiletries	0.4
Precious Metals	0.4
Diagnostic Kits	0.3
Aerospace/Defense — Equipment	0.3
Gold Mining	0.2
Central Bank	0.2

98.0%

Country Allocation*

United States	29.5%
Mexico	7.5
South Korea	7.1
United Kingdom	6.3
France	4.7
Japan	4.4
Brazil	4.0
Germany	3.8
India	3.6
Indonesia	3.5
Ireland	2.7
Switzerland	2.3
Netherlands	1.9
Argentina	1.7
China	1.5
Colombia	1.4
Cayman Islands	1.4
Canada	1.1
Israel	1.0
Jersey	1.0
Italy	0.9
Hong Kong	0.9
Thailand	0.8
Denmark	0.8
Singapore	0.7
Taiwan	0.7
Norway	0.6
Philippines	0.6
Ghana	0.6
Luxembourg	0.6
Bermuda	0.3
Ukraine	0.1

98.0%

*	Calculated as a percentage of net assets

72

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 58.1%
Bermuda — 0.3%
Kunlun Energy Co., Ltd.	854,000	$1,037,807

Canada — 1.1%
Alamos Gold, Inc., Class A#	243,830	785,133
Husky Energy, Inc.	154,000	1,912,467
Wheaton Precious Metals Corp.	86,700	1,361,203

		4,058,803

Cayman Islands — 1.4%
Baidu, Inc. ADR†	10,420	1,961,878
CK Hutchison Holdings, Ltd.	283,000	2,966,141

		4,928,019

China — 1.5%
China Life Insurance Co., Ltd.	966,000	2,077,247
China Telecom Corp., Ltd.	5,952,000	3,225,950

		5,303,197

Denmark — 0.8%
Vestas Wind Systems A/S	37,633	2,818,920

France — 4.7%
AXA SA	110,454	2,692,167
BNP Paribas SA	75,217	3,788,271
Cie de Saint-Gobain	54,289	2,012,840
Cie Generale des Etablissements Michelin SCA	14,571	1,525,772
Sanofi	42,471	3,843,864
Veolia Environnement SA	139,077	2,970,902

		16,833,816

Germany — 3.8%
Bayer AG	40,433	2,953,077
E.ON SE	287,426	2,934,162
LANXESS AG	31,853	1,747,200
Merck KGaA	23,620	2,604,650
Siemens AG ADR	55,543	3,223,716

		13,462,805

Hong Kong — 0.9%
China Mobile, Ltd.	308,000	3,070,407

Ireland — 2.7%
Allergan PLC	22,465	3,518,019
Bank of Ireland Group PLC	334,174	2,116,092
CRH PLC	91,117	2,518,149
Medtronic PLC	15,500	1,511,715

		9,663,975

Israel — 1.0%
Teva Pharmaceutical Industries, Ltd. ADR	170,770	3,678,386

Italy — 0.9%
Eni SpA	204,179	3,293,940

Japan — 4.4%
IHI Corp.	29,900	910,052
Mitsui Fudosan Co., Ltd.	109,600	2,621,363
Omron Corp.	38,000	1,671,960
Panasonic Corp.	211,300	2,167,633
Seven & i Holdings Co., Ltd.	67,200	2,932,702
SoftBank Group Corp.	25,900	2,173,487
Suntory Beverage & Food, Ltd.	73,500	3,083,758

		15,560,955

Jersey — 1.0%
Shire PLC	59,447	3,459,450

Security Description	Shares	Value (Note 2)

Luxembourg — 0.6%
SES SA FDR	93,887	$2,035,489

Netherlands — 1.9%
ING Groep NV	223,312	2,718,490
LyondellBasell Industries NV, Class A	11,300	1,054,403
NXP Semiconductors NV	22,200	1,850,814
QIAGEN NV†	32,394	1,142,738

		6,766,445

Norway — 0.6%
Yara International ASA	57,111	2,303,008

Singapore — 0.7%
Singapore Telecommunications, Ltd.	1,156,300	2,597,966

South Korea — 2.0%
Hana Financial Group, Inc.	40,192	1,352,746
KB Financial Group, Inc. ADR	38,428	1,618,203
Samsung Electronics Co., Ltd.	112,178	4,211,581

		7,182,530

Switzerland — 2.3%
Novartis AG	14,267	1,302,386
Roche Holding AG	12,515	3,247,378
UBS Group AG	254,605	3,454,641

		8,004,405

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	348,914	2,550,669

Thailand — 0.8%
Bangkok Bank PCL NVDR	465,100	2,949,333

United Kingdom — 6.3%
BAE Systems PLC	221,053	1,388,322
Barclays PLC	333,662	695,474
BP PLC	755,262	5,008,247
HSBC Holdings PLC#	277,983	2,381,641
Kingfisher PLC	733,961	2,343,019
Royal Dutch Shell PLC, Class B	131,885	4,033,706
Standard Chartered PLC	440,376	3,422,824
Vodafone Group PLC ADR	140,547	3,020,355

		22,293,588

United States — 17.7%
Advance Auto Parts, Inc.	11,900	2,114,749
Ally Financial, Inc.	66,300	1,768,884
Alphabet, Inc., Class A†	2,000	2,219,300
Amgen, Inc.	14,590	3,038,367
Apache Corp.	32,160	1,129,781
Capital One Financial Corp.	38,320	3,436,538
Celgene Corp.†	27,390	1,978,106
Citigroup, Inc.	62,830	4,070,756
Comcast Corp., Class A	85,630	3,340,426
CommScope Holding Co., Inc.†	88,000	1,592,800
Coty, Inc., Class A#	164,200	1,369,428
Eastman Chemical Co.	17,040	1,343,093
Eli Lilly & Co.	18,330	2,174,671
Exxon Mobil Corp.	45,100	3,585,450
Gilead Sciences, Inc.	44,450	3,197,733
JPMorgan Chase & Co.	15,420	1,714,550
Kellogg Co.	34,100	2,170,465
Knowles Corp.†	81,440	1,241,146
Mattel, Inc.†#	135,100	1,877,890
Oracle Corp.	109,060	5,317,765
Tapestry, Inc.	50,600	1,969,858
United Parcel Service, Inc., Class B	29,400	3,389,526
Voya Financial, Inc.	67,550	3,036,372

73

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount(3)		Value (Note 2)

COMMON STOCKS (continued)
United States (continued)
Walgreens Boots Alliance, Inc.		41,700	$3,530,739
Wells Fargo & Co.		47,800	2,594,584

			63,202,977

Total Common Stocks
(cost $204,042,956)			207,056,890

FOREIGN GOVERNMENT OBLIGATIONS — 22.6%
Argentina — 1.1%
Republic of Argentina Bonds 4.00% due 03/06/2020(1)	ARS	5,000	164
Republic of Argentina Notes 4.50% due 02/13/2020		439,000	411,563
Republic of Argentina Bonds 15.50% due 10/17/2026	ARS	79,847,000	1,603,013
Republic of Argentina Bonds 16.00% due 10/17/2023	ARS	43,574,000	949,859
Republic of Argentina Notes 18.20% due 10/03/2021	ARS	40,723,000	874,220
Republic of Argentina FRS Bonds BADLARPP+2.00% 52.03% due 04/03/2022	ARS	2,800,000	77,919
Republic of Argentina FRS Bonds ARLLMONP+0.00% 64.76% due 06/21/2020	ARS	10,000	309

			3,917,047

Brazil — 4.0%
Federative Republic of Brazil Bills zero coupon due 07/01/2020	BRL	1,650,000	380,936
Federative Republic of Brazil Bills zero coupon due 07/01/2021	BRL	10,680,000	2,248,243
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	10,720,000	2,893,105
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2021	BRL	3,660,000	1,021,112
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2023	BRL	11,195,000	3,106,594
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2025	BRL	15,050,000	4,140,766
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2027	BRL	2,160,000	588,332

			14,379,088

Colombia — 1.4%
Republic of Colombia Senior Notes 4.38% due 03/21/2023	COP	64,000,000	18,920

Security Description	Principal Amount(3)		Value (Note 2)

Colombia (continued)
Republic of Colombia Bonds 6.00% due 04/28/2028	COP	2,472,300,000	$713,267
Republic of Colombia Bonds 7.50% due 08/26/2026	COP	6,500,700,000	2,094,070
Republic of Colombia Senior Notes 7.75% due 04/14/2021	COP	329,000,000	106,116
Republic of Colombia Bonds 7.75% due 09/18/2030	COP	4,849,000,000	1,566,693
Republic of Colombia Bonds 10.00% due 07/24/2024	COP	1,269,000,000	459,032

			4,958,098

Ghana — 0.6%
Republic of Ghana Bonds 18.75% due 01/24/2022	GHS	1,400,000	278,920
Republic of Ghana Bonds 19.00% due 11/02/2026	GHS	4,210,000	747,722
Republic of Ghana Bonds 19.75% due 03/25/2024	GHS	1,400,000	279,187
Republic of Ghana Bonds 19.75% due 03/15/2032	GHS	4,210,000	783,053
Republic of Ghana Bonds 21.50% due 03/09/2020	GHS	50,000	10,527
Republic of Ghana Bonds 24.50% due 06/21/2021	GHS	50,000	11,205
Republic of Ghana Bonds 24.75% due 03/01/2021	GHS	50,000	11,182
Republic of Ghana Bonds 24.75% due 07/19/2021	GHS	50,000	11,255

			2,133,051

India — 3.6%
Republic of India Senior Notes 6.79% due 05/15/2027	INR	380,000,000	5,130,662
Republic of India Senior Notes 6.84% due 12/19/2022	INR	40,000,000	562,451
Republic of India Senior Notes 7.16% due 05/20/2023	INR	150,000,000	2,117,799
Republic of India Senior Notes 7.68% due 12/15/2023	INR	128,000,000	1,846,675
Republic of India Senior Notes 8.08% due 08/02/2022	INR	142,000,000	2,078,605
Republic of India Senior Notes 8.20% due 02/15/2022	INR	60,000,000	878,973

			12,615,165

74

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Indonesia — 3.5%
Republic of Indonesia Senior Notes 5.63% due 05/15/2023	IDR	87,000,000	$5,590
Republic of Indonesia Senior Notes 7.00% due 05/15/2022	IDR	294,000,000	20,122
Republic of Indonesia Senior Notes 8.25% due 07/15/2021	IDR	4,525,000,000	322,097
Republic of Indonesia Senior Notes 8.38% due 03/15/2024	IDR	90,369,000,000	6,441,615
Republic of Indonesia Senior Notes 8.38% due 03/15/2034	IDR	8,380,000,000	595,169
Republic of Indonesia Senior Notes 8.75% due 05/15/2031	IDR	3,184,000,000	233,691
Republic of Indonesia Senior Notes 9.00% due 03/15/2029	IDR	2,285,000,000	170,577
Republic of Indonesia Senior Bonds 10.25% due 07/15/2022	IDR	116,000,000	8,684
Republic of Indonesia Senior Notes 10.50% due 08/15/2030	IDR	260,000,000	21,478
Republic of Indonesia Senior Bonds 11.00% due 11/15/2020	IDR	13,282,000,000	993,508
Republic of Indonesia Senior Bonds 11.50% due 09/15/2019	IDR	29,607,000,000	2,130,837
Republic of Indonesia Senior Bonds 12.80% due 06/15/2021	IDR	7,078,000,000	554,793
Republic of Indonesia Senior Bonds 12.90% due 06/15/2022	IDR	10,859,000,000	873,670

			12,371,831

Mexico — 2.8%
United Mexican States Bonds 2.50% due 12/10/2020(1)	MXN	2,578,086	121,577
United Mexican States Bonds 4.00% due 06/13/2019(1)	MXN	3,305,871	161,334
United Mexican States Senior Notes 5.00% due 12/11/2019	MXN	162,280,000	7,698,070
United Mexican States Bonds 6.50% due 06/10/2021	MXN	20,960,000	979,326
United Mexican States Bonds 8.00% due 06/11/2020	MXN	17,060,000	831,872

			9,792,179

Philippines — 0.6%
Republic of the Philippines Senior Notes 3.88% due 11/22/2019	PHP	121,440,000	2,256,947

Security Description	Principal Amount(3)		Value (Note 2)

South Korea — 4.9%
Bank of Korea Senior Bonds 1.72% due 12/02/2018	KRW	770,000,000	$686,917
Republic of South Korea Senior Notes 1.25% due 12/10/2019	KRW	2,127,000,000	1,887,409
Republic of South Korea Senior Notes 1.38% due 09/10/2021	KRW	1,207,700,000	1,060,598
Republic of South Korea Senior Notes 1.50% due 06/10/2019	KRW	3,790,000,000	3,375,732
Republic of South Korea Senior Notes 1.75% due 12/10/2018	KRW	1,386,600,000	1,236,953
Republic of South Korea Senior Notes 1.88% due 03/10/2022	KRW	257,000,000	228,559
Republic of South Korea Senior Notes 2.00% due 03/10/2021	KRW	7,844,590,000	7,012,096
Republic of South Korea Senior Bonds 3.00% due 09/10/2024	KRW	579,100,000	542,995
Republic of South Korea Senior Notes 4.25% due 06/10/2021	KRW	1,400,000,000	1,319,231

			17,350,490

Ukraine — 0.1%
Government of Ukraine VRS Senior Bonds 0.00% due 05/31/2040*(2)		956,000	532,809

Total Foreign Government Obligations
(cost $90,484,578)			80,306,705

Total Long-Term Investment Securities
(cost $294,527,534)			287,363,595

SHORT-TERM INVESTMENT SECURITIES — 17.3%
Foreign Government Obligations — 5.5%
Republic of Argentina 0.00% due 09/30/2019	ARS	28,494,000	830,494
0.73% due 10/31/2019	ARS	15,508,000	433,887
1.16% due 04/30/2019	ARS	5,601,000	158,093
2.73% due 05/31/2019	ARS	12,704,000	351,208
3.00% due 04/30/2020	ARS	8,069,000	224,940
3.75% due 02/08/2019(1)	ARS	5,194,000	187,833

			2,186,455

Republic of South Korea 1.80% due 09/09/2019	KRW	768,000,000	684,701

United Mexican States 7.90% due 12/06/2018	MXN	21,201,400	1,040,262
7.90% due 01/31/2019	MXN	7,067,100	342,415
7.91% due 03/28/2019	MXN	14,134,300	676,002
7.92% due 03/28/2019	MXN	24,735,000	1,183,002
7.93% due 03/28/2019	MXN	7,067,100	337,999
7.94% due 05/23/2019	MXN	21,201,300	1,000,756
7.95% due 05/23/2019	MXN	5,300,400	250,193
7.99% due 01/31/2019	MXN	5,299,500	256,771
8.00% due 01/31/2019	MXN	8,043,200	389,709
8.00% due 02/14/2019	MXN	12005400	579,810
8.00% due 03/28/2019	MXN	3,533,000	168,973
8.01% due 02/14/2019	MXN	984,700	47,557

75

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(3)		Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES (continued)
Foreign Government Obligations (continued)
8.01% due 05/23/2019	MXN	43,511,200	$2,053,842
8.02% due 05/23/2019	MXN	4,946,200	233,474
8.03% due 02/28/2019	MXN	7,003,200	337,120
8.03% due 03/28/2019	MXN	4,083,200	195,287
8.05% due 02/28/2019	MXN	1,107,700	53,323
8.05% due 09/12/2019	MXN	5,959,000	274,195
8.06% due 03/14/2019	MXN	4,001,800	192,018
8.06% due 05/23/2019	MXN	6,124,800	289,107
8.07% due 02/14/2019	MXN	11461300	553,532
8.07% due 05/23/2019	MXN	2,633,800	124,322
8.08% due 07/18/2019	MXN	3,028,800	141,146
8.09% due 05/23/2019	MXN	6,824,800	322,148
8.09% due 07/04/2019	MXN	2,107,000	98,501
8.09% due 07/18/2019	MXN	16,332,800	761,129
8.10% due 07/04/2019	MXN	8,603,000	402,187
8.11% due 05/23/2019	MXN	1,316,900	62,161
8.11% due 07/04/2019	MXN	7,113,900	332,572
8.11% due 09/12/2019	MXN	6,124,900	281,829
8.13% due 05/23/2019	MXN	4,001,800	188,895
8.13% due 09/12/2019	MXN	2,633,800	121,191
8.14% due 07/18/2019	MXN	8,694,700	405,184
8.14% due 09/12/2019	MXN	3,028,800	139,366
8.15% due 09/12/2019	MXN	4,001,800	184,137
8.17% due 04/25/2019	MXN	29,534,400	1,403,329
8.19% due 01/31/2019	MXN	3,603,900	174,616
8.24% due 03/28/2019	MXN	8,543,200	408,596
8.25% due 03/28/2019	MXN	4,239,800	202,777
8.26% due 03/28/2019	MXN	9,178,900	439,000
8.45% due 07/18/2019	MXN	3,179,900	148,187

			16,796,620

Total Foreign Government Obligations
(cost $20,082,042)			19,667,776

U.S. Government Agencies — 6.8%
Federal Home Loan Bank Disc. Notes 2.08% due 12/03/2018		24,115,000	24,115,000

U.S. Government Treasuries — 5.0%
United States Treasury Bills Disc. Notes 2.36% due 02/28/2019		18,080,000	17,978,741

Total Short-Term Investment Securities
(cost $62,169,257)			61,761,517

TOTAL INVESTMENTS
(cost $356,696,791)(4)		98.0%	349,125,112
Other assets less liabilities		2.0	7,106,317

NET ASSETS		100.0%	$356,231,429

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2018, the Fund had loaned securities with a total value of $5,668,171. Additional collateral of $5,861,432 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	01/17/2019 to 04/25/2019	$73,352
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	5,788,080

†	Non-income producing security
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $532,809 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Principal amount of security is adjusted for inflation.
(2)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(3)	Denominated on United States Dollars unless otherwise indicated.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ARS—Argentine Peso

BRL—Brazilian Real

COP—Columbian Peso

FDR—Fiduciary Depositary Receipt

GHS—Ghanaian Cedi

IDR—Indonesian Rupiah

INR—Indian Rupee

KRW—South Korean Won

MXN—Mexican Peso

NVDR—Non-Voting Depositary Receipt

PHP—Philippine Peso

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

ARLLMONP—Argentina Blended Policy Rate

BADLARPP—Argentina Deposit Rates Badlar 30-35 days

Centrally Cleared Interest Rate Swap Contracts
			Rates Exchanged		Value
Notional Amount (000’s)		Maturity Date	Payments Received by the Portfolio/Frequency	Payments Made by the Portfolio/Frequency	Upfront Payments Made (Received) by the Portfolio	Unrealized Appreciation (Depreciation)
USD	18,819	03/08/2027	3 Months USD—LIBOR/Quarterly	2.46%/Semi-annually	$–	$784,086
USD	11,200	03/08/2047	3 Months USD—LIBOR/Quarterly	2.70%/Semi-annually	–	981,486
USD	1,012	02/20/2048	3 Months USD—LIBOR/Quarterly	2.98%/Semi-annually	–	33,502
USD	1,012	02/22/2048	3 Months USD—LIBOR/Quarterly	3.00%/Semi-annually	–	29,129
USD	1,012	02/23/2048	3 Months USD—LIBOR/Quarterly	3.02%/Semi-annually	–	25,718

						$1,853,921

76

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

USD—United States Dollar

LIBOR—London Interbank Offered rate

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	EUR	1,085,049	USD	1,258,005	12/05/2018	$29,529	$–
	EUR	234,146	USD	273,978	12/07/2018	8,842	–
	EUR	605,539	USD	711,312	12/18/2018	24,873	–
	EUR	584,552	USD	680,495	01/16/2019	15,909	–
	EUR	2,236,820	USD	2,571,448	01/28/2019	25,854	–
	EUR	2,236,820	USD	2,558,727	01/30/2019	12,712	–
	EUR	1,211,078	USD	1,380,241	02/19/2019	–	(550)
	EUR	1,085,049	USD	1,244,117	03/04/2019	–	–
	USD	1,234,243	EUR	1,085,049	12/05/2018	–	(5,766)

						117,719	(6,316)

Barclays Bank PLC	EUR	183,000	USD	209,110	12/10/2018	1,841	–
	EUR	47,026	USD	55,815	12/28/2018	2,447	–
	EUR	94,051	USD	107,995	01/31/2019	935	–
	EUR	47,026	USD	53,910	02/28/2019	254	–
	JPY	116,230,000	USD	1,032,183	12/10/2018	7,842	–
	JPY	78,940,000	USD	711,931	01/17/2019	13,486	–
	JPY	12,425,000	USD	111,534	01/22/2019	1,557	–
	JPY	557,000,000	USD	4,982,579	02/08/2019	45,778	–
	JPY	40,123,600	USD	358,548	02/13/2019	2,784	–
	JPY	67,630,000	USD	599,458	02/28/2019	–	(907)
	JPY	12,425,000	USD	110,880	05/20/2019	–	(186)

						76,924	(1,093)

BNP Paribas SA	EUR	118,000	USD	134,183	02/28/2019	–	(455)

Citibank N.A.	EUR	89,576	USD	104,439	12/13/2018	2,953	–
	EUR	1,906,904	USD	2,224,613	01/15/2019	56,805	–
	EUR	1,104,900	USD	1,267,541	02/01/2019	9,703	–
	EUR	1,082,037	BRL	5,260,000	04/01/2019	111,597	–
	JPY	32,100,000	USD	290,945	12/10/2018	8,046	–
	JPY	79,600,000	USD	720,382	12/11/2018	18,815	–
	JPY	72,889,000	USD	676,728	01/25/2019	31,413	–
	JPY	280,651,280	USD	2,636,015	01/31/2019	150,120	–
	JPY	9,976,667	USD	88,859	02/13/2019	399	–
	JPY	40,176,667	USD	379,231	02/14/2019	22,969	–
	JPY	29,930,000	USD	285,551	02/15/2019	20,129	–
	JPY	38,770,000	USD	350,273	03/20/2019	5,524	–
	JPY	9,976,666	USD	90,138	04/15/2019	1,226	–
	JPY	80,345,200	USD	724,307	05/07/2019	6,917	–
	KRW	524,000,000	USD	487,465	12/20/2018	19,774	–
	KRW	2,989,000,000	USD	2,656,653	02/25/2019	–	(18,547)
	KRW	538,612,000	USD	474,423	04/16/2019	–	(8,785)
	KRW	1,051,000,000	USD	928,527	05/15/2019	–	(15,670)
	KRW	1,245,000,000	USD	1,108,341	05/21/2019	–	(10,462)

						466,390	(53,464)

Deutsche Bank AG	EUR	595,000	USD	696,263	12/07/2018	22,510	–
	EUR	270,464	USD	316,053	12/12/2018	9,664	–
	EUR	595,000	USD	692,553	01/07/2019	16,591	–
	EUR	270,464	USD	315,580	01/15/2019	8,111	–
	EUR	68,878	USD	79,830	01/22/2019	1,483	–
	EUR	133,000	USD	153,883	01/24/2019	2,573	–
	EUR	68,877	USD	79,568	01/25/2019	1,203	–
	EUR	2,905,954	USD	3,334,873	01/31/2019	26,956	–
	EUR	3,247,000	USD	3,697,067	02/19/2019	–	(4,950)
	EUR	2,907,096	USD	3,312,825	02/28/2019	–	(4,162)
	JPY	23,100,000	USD	209,264	12/12/2018	5,644	–
	JPY	43,140,000	USD	396,282	12/18/2018	15,746	–
	JPY	58,120,000	USD	535,920	01/24/2019	21,401	–
	JPY	222,755,000	USD	2,037,474	02/19/2019	61,438	–
	JPY	459,286,000	USD	4,218,936	02/21/2019	144,015	–
	JPY	43,210,000	USD	389,395	03/26/2019	4,967	–
	JPY	39,300,000	USD	354,807	04/15/2019	4,565	–
	KRW	920,000,000	USD	866,249	12/11/2018	45,422	–
	KRW	920,000,000	USD	816,798	05/16/2019	–	(9,751)
	KRW	2,075,000,000	USD	1,849,623	05/29/2019	–	(15,764)

						392,289	(34,627)

77

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs International	EUR	161,487	USD	186,453	12/24/2018	$3,267	$–
	EUR	161,526	USD	187,130	01/22/2019	3,397	–
	EUR	79,216	USD	91,122	01/29/2019	964	–
	EUR	484,500	USD	552,427	02/19/2019	32	–
	EUR	161,487	USD	186,422	02/21/2019	2,274	–
	EUR	236,784	USD	270,663	02/28/2019	494	–
	JPY	15,058,476	USD	135,875	12/18/2018	3,045	–
	JPY	11,563,000	USD	105,090	01/11/2019	2,831	–
	JPY	15,055,762	USD	133,937	02/19/2019	379	–
	JPY	15,055,762	USD	136,255	04/18/2019	2,043	–

						18,726	–

HSBC Bank PLC	EUR	517,579	USD	598,839	01/11/2019	10,638	–
	EUR	235,000	USD	270,519	02/14/2019	2,700	–
	JPY	48,100,000	USD	435,373	12/11/2018	11,436	–
	JPY	69,900,000	USD	633,152	12/12/2018	17,005	–
	JPY	111,200,000	USD	1,007,851	12/18/2018	26,962	–
	JPY	78,700,000	USD	700,561	01/11/2019	4,570	–
	JPY	379,935,000	USD	3,568,470	01/31/2019	203,159	–
	KRW	1,031,000,000	USD	913,238	01/24/2019	–	(8,271)
	KRW	2,644,000,000	USD	2,331,261	01/30/2019	–	(32,507)
	KRW	3,173,000,000	USD	2,839,628	02/19/2019	508	–
	KRW	1,485,000,000	USD	1,385,714	03/20/2019	55,185	–
	KRW	323,600,000	USD	287,083	04/18/2019	–	(3,258)
	KRW	1,093,958,907	USD	974,530	04/29/2019	–	(7,508)

						332,163	(51,544)

JPMorgan Chase Bank N.A	AUD	1,019,000	USD	719,789	01/11/2019	–	(25,485)
	AUD	2,038,000	USD	1,447,612	01/14/2019	–	(43,014)
	AUD	2,403,500	USD	1,711,977	01/15/2019	–	(46,011)
	AUD	5,929,000	USD	4,233,602	01/22/2019	–	(103,559)
	AUD	1,740,000	USD	1,233,951	01/29/2019	–	(39,042)
	AUD	1,019,000	USD	722,726	02/13/2019	–	(22,971)
	AUD	2,403,500	USD	1,753,828	02/15/2019	–	(5,096)
	EUR	2,120,000	USD	2,479,033	12/07/2018	78,435	–
	EUR	197,305	USD	227,507	01/11/2019	3,281	–
	EUR	74,000	USD	85,523	01/23/2019	1,342	–
	EUR	145,167	USD	167,763	01/25/2019	2,598	–
	EUR	686,000	USD	786,631	01/31/2019	5,741	–
	EUR	126,839	USD	145,181	02/08/2019	701	–
	EUR	84,559	USD	96,843	02/11/2019	499	–
	EUR	243,819	USD	277,270	02/19/2019	–	(717)
	EUR	3,335,500	USD	3,837,426	02/20/2019	34,188	–
	EUR	520,827	USD	600,495	02/21/2019	6,583	–
	JPY	56,320,000	USD	509,328	12/14/2018	12,767	–
	JPY	27,300,000	USD	245,652	12/18/2018	4,840	–
	JPY	64,760,000	USD	578,400	01/15/2019	5,508	–
	JPY	25,450,000	USD	233,915	01/16/2019	8,757	–
	JPY	112,000,000	USD	1,038,971	01/25/2019	47,391	–
	JPY	116,200,000	USD	1,038,093	02/01/2019	8,759	–
	JPY	316,250,000	USD	2,940,534	02/06/2019	137,990	–
	JPY	116,480,000	USD	1,091,700	02/12/2019	58,988	–
	JPY	158,172,000	USD	1,446,210	02/15/2019	43,526	–
	JPY	152,440,000	USD	1,376,141	04/22/2019	16,780	–
	JPY	629,861,720	USD	5,690,913	04/23/2019	73,730	–

						552,404	(285,895)

Morgan Stanley and Co., Inc.	EUR	69,000	USD	79,961	01/22/2019	1,475	–
	EUR	69,000	USD	79,723	01/23/2019	1,230	–

						2,705	–

Standard Chartered Bank	EUR	3,642,368	USD	4,233,408	12/06/2018	109,258	–
	EUR	1,210,000	USD	1,413,710	01/17/2019	37,929	–
	EUR	999,742	USD	1,143,505	01/30/2019	5,569	–
	EUR	1,019,570	USD	1,164,145	02/28/2019	819	–
	JPY	116,210,000	USD	1,038,517	02/01/2019	9,094	–

						162,669	–

78

VALIC Company I Global Strategy Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
UBS AG	EUR	176,932	USD	207,134	12/07/2018	$6,784	$–
	EUR	226,932	USD	263,820	01/09/2019	5,966	–
	EUR	1,679,100	USD	1,946,698	01/22/2019	36,759	–
	EUR	1,733,621	USD	1,998,336	02/21/2019	21,443	–

						70,952	–

Net Unrealized Appreciation (Depreciation)						$2,192,941	$(433,394)

AUD—Australian Dollar

BRL—Brazilian Real

EUR—Euro Currency

JPY—Japanese Yen

KRW—South Korean Won

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$88,699,269	$118,357,621	**	$—	$207,056,890
Foreign Government Obligations	—	80,306,705		—	80,306,705
Short-Term Investment Securities:	—	61,761,517		—	61,761,517

Total Investments at Value	$88,699,269	$260,425,843		$—	$349,125,112

Other Financial Instruments:†
Centrally Cleared Interest Rate Swap Contracts	$—	$1,853,921		$—	$1,853,921
Forward Foreign Currency Contracts	—	2,192,941		—	2,192,941

	$—	$4,046,862		$—	$4,046,862

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$433,394		$—	$433,394

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

79

VALIC Company I Government Money Market I Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

U.S. Government Agencies	53.6%
U.S. Government Treasuries	46.3

99.9%

Credit Quality†#

A-1+	100.0%

*	Calculated as a percentage of net assets
†	Source: Moody’s
#	Calculated as a percentage of total debt issues

Weighted Average days to Maturity — 40.1 days

80

VALIC Company I Government Money Market I Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 99.9%
U.S. Government Agencies — 53.6%
Federal Farm Credit Bank FRS 2.22% (1 ML-0.10%) due 12/03/2018	$3,000,000	$3,000,002
Federal Home Loan Bank
2.19% due 12/10/2018	9,000,000	8,995,140
2.19% due 12/14/2018	1,100,000	1,099,142
2.22% due 12/06/2018	13,000,000	12,996,055
2.22% due 12/10/2018	1,500,000	1,499,179
2.23% due 12/19/2018	10,000,000	9,989,000
2.26% due 12/27/2018	10,000,000	9,983,931
2.27% due 12/28/2018	5,000,000	4,991,638
2.28% due 12/28/2018	700,000	698,821
2.30% due 01/02/2019	9,000,000	8,981,928
2.33% due 01/09/2019	8,000,000	7,980,153
2.36% due 01/30/2019	14,000,000	13,945,983
2.37% due 01/30/2019	7,800,000	7,769,840
2.37% due 02/19/2019	7,500,000	7,461,333
2.42% due 02/22/2019	11,000,000	10,939,767
Federal Home Loan Bank FRS 2.20% (1 ML-0.14%) due 01/28/2019	10,000,000	10,000,000
2.23% (1 ML-0.08%) due 02/04/2019	3,000,000	3,000,012
2.52% (3 ML-0.16%) due 05/24/2019	7,000,000	7,001,503
Federal Home Loan Mtg. Corp. 2.32% due 01/18/2019	6,000,000	5,981,760
Federal National Mtg. Assoc. 1.13% due 12/14/2018	3,000,000	2,999,282
2.06% due 12/03/2018	28,000,000	27,996,842
2.22% due 12/19/2018	13,000,000	12,985,765
Federal National Mtg. Assoc. FRS 2.32% (1 ML) due 03/08/2019	3,000,000	3,000,595

Total U.S. Government Agencies
(amortized cost $183,297,671)		183,297,671

U.S. Government Treasuries — 46.3%
United States Treasury Bills
2.09% due 12/06/2018	4,500,000	4,498,698
2.10% due 12/27/2018	7,000,000	6,989,454
2.15% due 12/20/2018	9,000,000	8,989,844

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries (continued)
2.16% due 12/11/2018	$5,000,000	$4,997,006
2.17% due 12/06/2018	12,000,000	11,996,396
2.17% due 12/11/2018	8,000,000	7,995,182
2.18% due 12/27/2018	7,000,000	6,989,050
2.19% due 12/27/2018	5,000,000	4,992,124
2.24% due 01/02/2019	10,000,000	9,980,124
2.25% due 12/26/2018	9,000,000	8,985,938
2.29% due 01/22/2019	500,000	498,352
2.32% due 02/07/2019	10,000,000	9,956,442
2.37% due 02/21/2019	13,000,000	12,930,340
2.39% due 04/04/2019	5,000,000	4,959,252
2.40% due 04/04/2019	10,000,000	9,918,143
2.43% due 04/18/2019	8,000,000	7,926,492
United States Treasury Notes
1.13% due 01/31/2019	7,300,000	7,290,455
1.25% due 12/15/2018	5,000,000	4,998,132
1.25% due 12/31/2018	7,000,000	6,994,268
1.25% due 01/31/2019	3,000,000	2,996,780
1.38% due 12/31/2018	6,000,000	5,997,775
1.50% due 01/31/2019	7,300,000	7,290,148

Total U.S. Government Treasuries
(amortized cost $158,170,395)		158,170,395

TOTAL INVESTMENTS —
(amortized cost $341,468,066)(1)	99.9%	341,468,066
Other assets less liabilities	0.1	469,904

NET ASSETS	100.0%	$341,937,970

(1)	See Note 2 for cost of investments on a tax basis.

FRS—Floating Rate Security

The rates shown on FRS are the current interest rates at November 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1ML—1 month USD LIBOR

3ML—3 month USD LIBOR

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Total Investments at Value	$—	$341,468,066	$—	$341,468,066

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

81

VALIC Company I Government Securities Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Federal National Mtg. Assoc.	33.6%
United States Treasury Notes	19.6
Federal Home Loan Mtg. Corp.	14.9
United States Treasury Bonds	11.2
Diversified Financial Services	5.9
Repurchase Agreements	4.5
Government National Mtg. Assoc.	2.7
Sovereign	1.6
Resolution Funding Corp	1.4
Diversified Banking Institutions	1.0
Federal Farm Credit Bank	0.7
Airlines	0.7
Pipelines	0.4
Multimedia	0.3
Pharmacy Services	0.3
Retail — Drug Store	0.2
Brewery	0.2
Medical Instruments	0.2
Electric — Integrated	0.2
Real Estate Investment Trusts	0.2
Chemicals — Diversified	0.1
Building Products — Air & Heating	0.1
Networking Products	0.1
Telephone — Integrated	0.1
Insurance — Mutual	0.1
Medical — Biomedical/Gene	0.1
Medical — Generic Drugs	0.1
Insurance — Property/Casualty	0.1
Oil Companies — Exploration & Production	0.1
Transport — Rail	0.1
Finance — Credit Card	0.1

100.9%

Credit Quality Allocation†#

Aaa	91.5%
Aa	0.9
A	1.4
Baa	2.5
Ba	0.1
Not Rated@	3.6

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

82

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Principal Amount	Value (Note 2)

ASSET BACKED SECURITIES — 5.9%
Diversified Financial Services — 5.9%
BBCMS Trust Series 2015-VFM, Class A1 2.47% due 03/10/2036*(1)	$361,441	$347,988
Cabela’s Credit Card Master Note Trust Series 2016-1, Class A1 1.78% due 06/15/2022	1,186,000	1,178,070
COMM Mtg. Trust VRS Series 2012-CR2, Class XA 1.81% due 08/15/2045(1)(2)(3)	795,643	39,277
DBUBS Mtg. Trust Series 2011-LC2A, Class A1 3.53% due 07/10/2044*(1)	102,088	102,333
Eleven Madison Mtg. Trust VRS Series 2015-11MD, Class A 3.67% due 09/10/2035*(1)(3)	398,000	393,372
GS Mtg. Securities Trust Series 2017-GS7, ClassA4 3.43% due 08/10/2050(1)	1,100,000	1,055,885
Progress Residential Trust Series 2015-SFR2, Class A 2.74% due 06/12/2032*	447,242	440,131
Progress Residential Trust Series 2017-SFR1, Class A 2.77% due 08/17/2034*	299,039	289,165
Progress Residential Trust Series 2015-SFR3, Class A 3.07% due 11/12/2032*	693,893	685,341
Sofi Professional Loan Program Trust Series 2018-B, Class A2FX 3.34% due 08/25/2047*	1,000,000	985,030
Tricon American Homes Trust Series 2016-SFR1, Class A 2.59% due 11/17/2033*	562,581	540,463
UBS Commercial Mortgage Trust Series 2018-C14, Class A2 4.26% due 12/15/2051(8)	1,500,000	1,544,995
UBS - BAMLL Trust Series 2012-WRM, Class A 3.66% due 06/10/2030*(1)	217,000	215,718
WF - RBS Commercial Mtg. Trust Series 2011-C3, Class A4 4.38% due 03/15/2044*(1)	310,000	315,811

Total Asset Backed Securities
(cost $8,311,507)		8,133,579

U.S. CORPORATE BONDS & NOTES — 4.2%
Airlines — 0.7%
American Airlines Pass-Through Trust Pass-Through Certs. Series 2016-3, Class A 3.00% due 04/15/2030	689,785	646,917
American Airlines Pass-Through Trust Pass-Through Certs. Series 2017-2, Class AA 3.35% due 04/15/2031	318,151	305,395

		952,312

Brewery — 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc. Company Guar. Notes 3.65% due 02/01/2026*	288,000	271,687

Chemicals - Diversified — 0.1%
Dow Chemical Co. Senior Notes 8.55% due 05/15/2019	200,000	204,741

Security Description	Principal Amount	Value (Note 2)

Diversified Banking Institutions — 0.6%
Citigroup, Inc. Senior Notes 3.40% due 05/01/2026	$400,000	$371,971
Citigroup, Inc. Senior Notes 4.50% due 01/14/2022	162,000	164,785
Morgan Stanley Senior Notes 2.50% due 04/21/2021	319,000	310,193

		846,949

Electric - Integrated — 0.2%
San Diego Gas & Electric Co. 1st Mtg. Bonds 6.00% due 06/01/2026	200,000	227,165

Finance - Credit Card — 0.1%
American Express Co. Sub. Notes 3.63% due 12/05/2024	104,000	101,265

Insurance - Mutual — 0.1%
New York Life Global Funding Senior Sec. Notes 2.00% due 04/13/2021*	154,000	149,331

Insurance - Property/Casualty — 0.1%
ACE INA Holdings, Inc. Company Guar. Notes 3.35% due 05/03/2026	125,000	120,688

Medical Instruments — 0.2%
Medtronic, Inc. Company Guar. Notes 3.15% due 03/15/2022	250,000	246,333

Medical - Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 3.50% due 02/01/2025	144,000	139,452

Multimedia — 0.3%
Time Warner, Inc. Company Guar. Notes 3.60% due 07/15/2025	500,000	468,721

Networking Products — 0.1%
Cisco Systems, Inc. Senior Notes 4.95% due 02/15/2019	200,000	200,802

Oil Companies - Exploration & Production — 0.1%
Noble Energy, Inc. Senior Notes 3.90% due 11/15/2024#	116,000	110,917

Pharmacy Services — 0.3%
CVS Health Corp. Senior Notes 4.30% due 03/25/2028	440,000	427,620

Pipelines — 0.4%
Buckeye Partners LP Senior Notes 4.88% due 02/01/2021	190,000	192,604
Enterprise Products Operating LLC Company Guar. Notes 3.70% due 02/15/2026	127,000	122,204
Magellan Midstream Partners LP Senior Notes 3.20% due 03/15/2025	137,000	130,639

83

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Plains All American Pipeline LP/PAA Finance Corp. Senior Notes 2.60% due 12/15/2019	$171,000	$169,110

		614,557

Real Estate Investment Trusts — 0.2%
Boston Properties LP Senior Notes 2.75% due 10/01/2026	240,000	214,705

Retail - Drug Store — 0.2%
Walgreens Boots Alliance, Inc. Senior Notes 3.80% due 11/18/2024	325,000	317,008

Telephone - Integrated — 0.1%
AT&T, Inc. Senior Notes 3.95% due 01/15/2025	171,000	165,041

Transport - Rail — 0.1%
Norfolk Southern Corp. Senior Notes 2.90% due 02/15/2023	89,000	86,278
Norfolk Southern Corp. Senior Notes 5.59% due 05/17/2025	19,000	20,702

		106,980

Total U.S. Corporate Bonds & Notes
(cost $6,094,723)		5,886,274

FOREIGN CORPORATE BONDS & NOTES — 0.6%
Building Products - Air & Heating — 0.1%
Johnson Controls International PLC Senior Notes 5.00% due 03/30/2020	200,000	203,611

Diversified Banking Institutions — 0.4%
Mitsubishi UFJ Financial Group, Inc. Senior Notes 2.76% due 09/13/2026	217,000	197,761
Mizuho Financial Group, Inc. Senior Notes 2.95% due 02/28/2022	363,000	353,755

		551,516

Medical - Generic Drugs — 0.1%
Allergan Funding SCS Company Guar. Notes 3.45% due 03/15/2022	126,000	123,202

Total Foreign Corporate Bonds & Notes
(cost $912,084)		878,329

U.S. GOVERNMENT AGENCIES — 53.3%
Federal Farm Credit Bank — 0.7%
3.35% due 10/21/2025	1,000,000	1,008,087

Federal Home Loan Mtg. Corp. — 14.9%
3.50% due 06/01/2033	1,410,236	1,416,657
4.50% due 09/01/2019	5,824	5,933
4.50% due 09/01/2039	451,671	469,815
4.50% due 11/01/2039	239,712	249,317
4.50% due 02/01/2040	331,259	344,575
4.50% due 04/01/2040	31,074	32,324
4.50% due 06/01/2040	82,392	85,620
4.50% due 08/01/2040	367,206	381,932
4.50% due 03/01/2041	1,392,342	1,446,459
4.50% due 04/01/2041	148,601	154,572

Security Description	Principal Amount	Value (Note 2)

Federal Home Loan Mtg. Corp. (continued)
4.50% due 06/01/2041	$283,922	$294,688
5.00% due 10/01/2034	22,551	23,584
5.50% due 12/01/2036	17,962	19,367
6.00% due 11/01/2033	56,265	61,735
6.50% due 02/01/2032	23,925	26,256
8.00% due 02/01/2030	735	737
8.00% due 08/01/2030	186	214
8.00% due 06/01/2031	1,406	1,546
Federal Home Loan Mtg. Corp. FRS 4.00% (12 ML+1.83%) due 12/01/2035	11,858	12,445
Federal Home Loan Mtg. Corp. STRIPS Series 264, Class 30 3.00% due 07/15/2042(4)	949,342	916,729
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. Series KJ14, Class A2 2.81% due 09/25/2024(1)	591,000	577,839
Series K049, Class A2 3.01% due 07/25/2025(1)	430,000	420,522
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS Series K048, Class A2 3.28% due 06/25/2025(1)(3)	1,000,000	994,031
Federal Home Loan Mtg. Corp. REMIC Series 4150, Class GE 2.00% due 01/15/2033(4)	1,214,167	1,161,346
Series 4186, Class JE 2.00% due 03/15/2033(4)	340,338	328,265
Series 4594, Class GN 2.50% due 02/15/2045(4)	811,967	785,821
Series 3981, Class PA 3.00% due 04/15/2031(4)	245,293	239,881
Series 4097, Class YK 3.00% due 08/15/2032(4)	1,750,000	1,638,305
Series 4150, Class IG 3.00% due 01/15/2033(2)(4)	3,781,585	344,076
Series 4838, Class CY 3.00% due 01/15/2038(4)	1,000,000	916,560
Series 4365, Class HZ 3.00% due 01/15/2040(4)	797,051	736,734
Series 4599, Class PA 3.00% due 09/15/2045(4)	1,467,250	1,436,757
Series 4057, Class WY 3.50% due 06/15/2027(4)	1,000,000	995,428
Series 3813, Class D 4.00% due 02/15/2026(4)	1,000,000	1,033,483
Series 3917, Class B 4.50% due 08/15/2026(4)	465,000	479,894
Series 3927, Class AY 4.50% due 09/15/2026(4)	1,494,968	1,529,346
Series 3786, Class PB 4.50% due 07/15/2040(4)	1,000,000	1,019,148
Federal Home Loan Mtg. Corp. REMIC FRS Series 4039, Class SA 4.19% (6.50%-1 ML) due 05/15/2042(2)(4)(5)	482,356	71,618

		20,653,559

Federal National Mtg. Assoc. — 33.6%
2.63% due 12/01/2026	1,953,705	1,858,074
2.81% due 04/01/2025	800,000	775,509
2.94% due 01/01/2026	1,595,000	1,549,193
3.00% due 03/01/2043	973,529	932,286
3.12% due 07/01/2029	3,500,000	3,329,923

84

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
3.30% due 02/01/2030	$3,000,000	$2,900,594
3.64% due 07/01/2028	1,500,000	1,502,209
3.69% due 05/01/2030	1,517,812	1,517,740
4.00% due 09/01/2040	106,750	108,147
4.00% due 10/01/2040	78,698	79,732
4.00% due 12/01/2040	136,338	138,129
4.00% due 01/01/2041	292,591	296,436
4.00% due 02/01/2041	1,106,678	1,121,220
4.00% due 03/01/2041	1,647,656	1,669,313
4.00% due 06/01/2042	950,543	959,608
4.00% due 03/01/2043	2,530,327	2,561,044
5.00% due 02/01/2019	909	940
5.00% due 12/01/2036	12,076	12,631
5.50% due 12/01/2033	21,015	22,586
5.50% due 10/01/2034	7,694	8,195
6.50% due 07/01/2032	5,321	5,931
7.00% due 09/01/2031	18,244	19,696
Federal National Mtg. Assoc. FRS 3.17% (12 ML+1.30%) due 02/01/2035	1,984	2,049
4.00% (6 ML+1.50%) due 01/01/2036	9,037	9,340
4.70% (1 Yr USTYCR+2.20%) due 11/01/2034	15,086	15,955
Federal National Mtg. Assoc. Grantor Trust Series 2017-T1, Class A 2.90% due 06/25/2027(1)	1,126,748	1,050,556
Federal National Mtg. Assoc. REMIC Series 2002-34, Class AO zero coupon due 05/18/2032(4)(6)	252,258	228,049
Series 2013-15, Class DC 2.00% due 03/25/2033(4)	893,881	847,336
Series 2011-126, Class EC 2.00% due 04/25/2040(4)	279,652	271,487
Series 2013-23, Class KJ 2.25% due 05/25/2042(4)	1,551,620	1,476,147
Series 2012-93, Class ME 2.50% due 01/25/2042(4)	2,047,984	1,982,045
Series 2013-73, Class TD 2.50% due 09/25/2042(4)	672,011	649,774
Series 2013-100, Class DE 3.00% due 11/25/2030(4)	2,421,266	2,415,598
Series 2013-106, Class PY 3.00% due 10/25/2033(4)	2,900,000	2,768,640
Series 2016-30, Class PA 3.00% due 04/25/2045(4)	823,676	808,778
Series 2016-25, Class LA 3.00% due 07/25/2045(4)	571,034	562,109
Series 2016-33, Class JA 3.00% due 07/25/2045(4)	576,740	566,364
Series 2015-97, Class N 3.00% due 11/25/2045(4)	2,000,000	1,816,458
Series 2016-38, Class NA 3.00% due 01/25/2046(4)	1,037,654	1,012,117
Series 2016-30, Class LY 3.50% due 05/25/2036(4)	800,000	782,508
Series 2012-50, Class VB 4.00% due 01/25/2029(4)	1,355,000	1,385,744
Series 2012-47, Class VB 4.00% due 04/25/2031(4)	2,000,000	2,027,180
Series 2004-90, Class GC 4.35% due 11/25/2034(4)	199,602	200,164
Series 2010-117, Class DY 4.50% due 10/25/2025(4)	974,930	999,328

Security Description	Principal Amount	Value (Note 2)

Federal National Mtg. Assoc. (continued)
Series 2010-134, Class MB 4.50% due 12/25/2040(4)	$250,000	$262,065
Series 2007-116, Class PB 5.50% due 08/25/2035(4)	66,708	71,904
Federal National Mtg. Assoc. REMIC VRS Series 2015-M13, Class A2 2.80% due 06/25/2025(1)(3)	515,000	494,559
Series 2016-M1, Class A2 2.94% due 01/25/2026(1)(3)	1,239,000	1,196,079
Series 2014-M13, Class A2 3.02% due 08/25/2024(1)(3)	1,273,000	1,250,555
Federal National Mtg. Assoc. STRIPS Series 384, Class 23 6.00% due 08/25/2037(2)(4)	195,800	44,027

		46,566,051

Government National Mtg. Assoc. — 2.7%
4.50% due 03/15/2038	19,730	20,452
4.50% due 03/15/2039	5,817	6,059
4.50% due 05/15/2039	159,053	165,497
4.50% due 06/15/2039	133,683	139,049
4.50% due 07/15/2039	288,285	299,924
4.50% due 09/15/2039	3,552	3,699
4.50% due 12/15/2039	64,999	67,101
4.50% due 04/15/2040	104,615	108,904
4.50% due 06/15/2040	277,184	288,620
4.50% due 08/15/2040	47,002	48,955
5.00% due 09/15/2035	1,459	1,551
5.00% due 02/15/2036	65,828	69,963
5.00% due 05/15/2036	6,148	6,410
6.00% due 01/15/2032	8,742	9,440
7.50% due 02/15/2029	4,292	4,375
7.50% due 07/15/2030	125	127
7.50% due 01/15/2031	4,895	5,299
Government National Mtg. Assoc. REMIC Series 2014-58, Class EP 4.00% due 04/20/2044(4)	432,000	436,061
Series 2004-18, Class Z 4.50% due 03/16/2034(4)	297,017	309,459
Series 2008-6, Class GL 4.50% due 02/20/2038(4)	976,734	1,014,157
Series 2005-21, Class Z 5.00% due 03/20/2035(4)	523,694	554,672
Series 2009-91, Class PR 5.00% due 09/20/2038(4)	165,124	166,410

		3,726,184

Resolution Funding Corp — 1.4%
zero coupon due 07/15/2020 STRIPS	2,000,000	1,909,264

Total U.S. Government Agencies
(cost $76,545,590)		73,863,145

U.S. GOVERNMENT TREASURIES — 30.8%
United States Treasury Bonds — 11.2%
zero coupon due 08/15/2024	2,040,000	1,727,793
2.88% due 08/15/2028	5,000,000	4,940,234
2.88% due 08/15/2045#	1,000,000	922,070
3.13% due 02/15/2043	1,000,000	969,570
3.75% due 08/15/2041	4,000,000	4,302,344
3.75% due 11/15/2043	1,000,000	1,074,883
3.88% due 08/15/2040	1,500,000	1,644,727

		15,581,621

85

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes — 19.6%
1.75% due 05/15/2023	$8,000,000	$7,628,125
2.00% due 02/15/2022	7,500,000	7,308,105
2.50% due 08/15/2023	3,000,000	2,952,188
2.63% due 08/15/2020	6,750,000	6,727,324
2.75% due 02/15/2024	2,500,000	2,484,082

		27,099,824

Total U.S. Government Treasuries
(cost $43,003,033)		42,681,445

FOREIGN GOVERNMENT OBLIGATIONS — 1.6%
Sovereign — 1.6%
Israel Government AID Government Guar. Notes zero coupon due 02/15/2024 (cost $2,366,533)	2,641,000	2,240,009

Total Long-Term Investment Securities
(cost $137,233,470)		133,682,781

REPURCHASE AGREEMENTS — 4.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $6,222,218 collateralized by $6,435,000 of United States Treasury Notes, bearing interest at 2.88% due 05/31/2025 and having an approximate value of $6,409,614 (cost $6,222,000)	6,222,000	6,222,000

TOTAL INVESTMENTS
(cost $143,455,470)(7)	100.9%	139,904,781
Liabilities in excess of other assets	(0.9)	(1,196,759)

NET ASSETS	100.0%	$138,708,022

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $4,736,370 representing 3.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2018, the Fund had loaned securities with a total value of $1,041,847. This was secured by collateral of $1,062,640 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	zero coupon to 15.20%	06/15/2027 to 10/15/2058	$291,643
Federal National Mtg. Assoc.	1.75% to 17.14%	02/25/2031 to 10/25/2058	657,104
United States Treasury Bills	0.00%	03/21/2019 to 03/21/2019	1,206
United States Treasury Notes/Bonds	0.13% to 8.13%	06/30/2019 to 02/15/2047	112,687

(1)	Commercial Mortgage Backed Security
(2)	Interest Only
(3)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(4)	Collateralized Mortgage Obligation
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at November 30, 2018.
(6)	Principal Only
(7)	See Note 5 for cost of investments on a tax basis.
(8)	Securities classified as Level 3 (see Note 2).

REMIC—Real Estate Mortgage Investment Conduit

STRIPS—Separate Trading of Registered Interest and Principal Securities

FRS—Floating Rate Security

VRS—Variable Rate Security

The rates shown on FRS and VRS are the current interest rates as of November 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

6 ML—6 Month USD LIBOR

12 ML—12 Month USD LIBOR

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Asset Backed	$—	$6,588,584	$1,544,995	$8,133,579
U.S. Corporate Bonds & Notes	—	5,886,274	—	5,886,274
Foreign Corporate Bonds & Notes	—	878,329	—	878,329
U.S. Government Agencies	—	73,863,145	—	73,863,145
U.S. Government Treasuries	—	42,681,445	—	42,681,445
Foreign Government Obligations	—	2,240,009	—	2,240,009
Repurchase Agreements	—	6,222,000	—	6,222,000

Total Investments at Value	$—	$138,359,786	$1,544,995	$139,904,781

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

86

VALIC Company I Government Securities Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Asset Backed Securities
Balance as of 05/31/2018	$—
Accrued discounts	—
Accrued premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation	—
Change in unrealized depreciation	—
Net Purchases	1,544,995
Net Sales	—
Transfers into Level 3	—
Transfers out of Level 3	—

Balance as of 11/30/2018	$1,544,995

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/18	Valuation Technique(s)	Unobservable Input	Range (weighted average)
Asset Backed Security	$1,544,995	Market Approach	Purchase Price	$102.999660

See Notes to Financial Statements

87

VALIC Company I Growth Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Applications Software	7.0%
E-Commerce/Products	6.5
Web Portals/ISP	6.3
Finance — Credit Card	6.1
Computers	6.0
Medical — Biomedical/Gene	4.7
Internet Content — Entertainment	4.2
Aerospace/Defense	3.7
Medical — HMO	2.7
Medical Instruments	2.4
Commercial Services — Finance	2.0
Medical — Drugs	1.9
Retail — Apparel/Shoe	1.5
Retail — Discount	1.5
Retail — Major Department Stores	1.4
Cosmetics & Toiletries	1.4
Oil Companies — Exploration & Production	1.3
Electronic Components — Semiconductors	1.3
Retail — Restaurants	1.3
Athletic Footwear	1.3
Semiconductor Equipment	1.2
Multimedia	1.0
Beverages — Wine/Spirits	1.0
Semiconductor Components — Integrated Circuits	1.0
Tobacco	1.0
Real Estate Investment Trusts	0.9
Commercial Services	0.8
Food — Misc./Diversified	0.8
Transport — Truck	0.8
Retail — Auto Parts	0.8
Cruise Lines	0.8
Banks — Commercial	0.7
Exchange — Traded Funds	0.7
Machinery — General Industrial	0.7
Transport — Rail	0.7
Medical Products	0.7
Auto/Truck Parts & Equipment — Original	0.7
Apparel Manufacturers	0.7
Auto — Cars/Light Trucks	0.6
Airlines	0.6
Entertainment Software	0.6
Computer Software	0.6
Industrial Automated/Robotic	0.6
Diversified Banking Institutions	0.6
Electronic Forms	0.5
Medical Labs & Testing Services	0.5
Data Processing/Management	0.5
Human Resources	0.4
Beverages — Non-alcoholic	0.4
Diagnostic Equipment	0.4
Electronic Measurement Instruments	0.4
Diagnostic Kits	0.4
Internet Security	0.4
Banks — Super Regional	0.4
Engines — Internal Combustion	0.4
Insurance — Property/Casualty	0.4
Internet Application Software	0.4
Lighting Products & Systems	0.4
Aerospace/Defense — Equipment	0.4
Oil — Field Services	0.3
Finance — Other Services	0.3
E-Services/Consulting	0.3
Insurance — Life/Health	0.3
Casino Hotels	0.3
Finance — Investment Banker/Broker	0.3
Distribution/Wholesale	0.3
Networking Products	0.3
Non-Hazardous Waste Disposal	0.3
Decision Support Software	0.3

Oil Companies — Integrated	0.3
Oil Refining & Marketing	0.3
Computers — Memory Devices	0.2
Web Hosting/Design	0.2
Soap & Cleaning Preparation	0.2
Medical Information Systems	0.2
Food — Dairy Products	0.2
Software Tools	0.2
Footwear & Related Apparel	0.2
Retail — Building Products	0.2
Disposable Medical Products	0.2
Chemicals — Specialty	0.2
Enterprise Software/Service	0.2
Building — Residential/Commercial	0.2
Computer Services	0.2
Steel — Producers	0.2
Computer Aided Design	0.1
Chemicals — Diversified	0.1
Hotels/Motels	0.1
Health Care Cost Containment	0.1
Filtration/Separation Products	0.1
Transactional Software	0.1
Electronics — Military	0.1
Building Products — Cement	0.1
Food — Catering	0.1
Drug Delivery Systems	0.1
Machinery — Construction & Mining	0.1
Rental Auto/Equipment	0.1
Food — Retail	0.1
E-Marketing/Info	0.1
Food — Wholesale/Distribution	0.1
Audio/Video Products	0.1
Satellite Telecom	0.1
Brewery	0.1
Electronic Components — Misc.	0.1
Real Estate Operations & Development	0.1
Diversified Manufacturing Operations	0.1
Coatings/Paint	0.1
Casino Services	0.1
Registered Investment Companies	0.1
Computers — Integrated Systems	0.1
Agricultural Chemicals	0.1
Building Products — Air & Heating	0.1
Finance — Consumer Loans	0.1
Investment Management/Advisor Services	0.1
Insurance — Reinsurance	0.1
Transport — Services	0.1

98.9%

*	Calculated as a percentage of net assets

88

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.1%
Aerospace/Defense — 3.7%
Boeing Co.	90,202	$31,278,445
Lockheed Martin Corp.	36,102	10,846,124
MSA Safety, Inc.	11,803	1,286,409
Raytheon Co.	15,778	2,766,515

		46,177,493

Aerospace/Defense - Equipment — 0.4%
Astronics Corp.†	522	16,944
Astronics Corp., Class B†	78	2,498
United Technologies Corp.	35,680	4,347,251

		4,366,693

Agricultural Chemicals — 0.1%
Nutrien, Ltd.	14,220	732,485

Airlines — 0.6%
Delta Air Lines, Inc.	125,823	7,638,714

Apparel Manufacturers — 0.7%
Burberry Group PLC	25,920	587,245
Canada Goose Holdings, Inc.†	21,710	1,462,168
Columbia Sportswear Co.	19,923	1,819,568
Kering SA	2,690	1,178,142
Oxford Industries, Inc.	2,723	218,902
Under Armour, Inc., Class C†#	132,390	2,956,269

		8,222,294

Applications Software — 7.0%
Immersion Corp.†	25,733	244,206
Intuit, Inc.	13,322	2,857,969
Microsoft Corp.	533,403	59,149,059
salesforce.com, Inc.†	124,486	17,771,621
Tableau Software, Inc., Class A†	50,554	6,301,050

		86,323,905

Athletic Footwear — 1.3%
adidas AG	6,820	1,504,233
NIKE, Inc., Class B	196,282	14,744,704

		16,248,937

Audio/Video Products — 0.1%
Sony Corp.	23,300	1,233,433

Auto - Cars/Light Trucks — 0.6%
Peugeot SA	37,520	824,808
Tesla, Inc.†#	20,220	7,086,706

		7,911,514

Auto/Truck Parts & Equipment - Original — 0.7%
WABCO Holdings, Inc.†	67,783	8,232,245

Banks - Commercial — 0.7%
Bank Central Asia Tbk PT	137,800	250,983
CaixaBank SA	258,380	1,067,562
Central Pacific Financial Corp.	51,336	1,439,461
Erste Group Bank AG	43,722	1,725,783
HDFC Bank, Ltd.	24,410	741,994
Independent Bank Corp./Michigan	8,910	204,752
KBC Group NV	19,560	1,407,690
Merchants Bancorp	772	18,443
Standard Chartered PLC	94,130	731,626
Swedbank AB, Class A	64,900	1,509,423
United Community Banks, Inc.	5,051	130,568

		9,228,285

Banks - Super Regional — 0.4%
Comerica, Inc.	12,945	1,024,985
US Bancorp	73,210	3,987,017

		5,012,002

Security Description	Shares	Value (Note 2)

Beverages - Non-alcoholic — 0.4%
Coca-Cola Co.	70,017	$3,528,857
Coca-Cola HBC AG	27,240	810,482
PepsiCo, Inc.	8,775	1,070,023

		5,409,362

Beverages - Wine/Spirits — 1.0%
Constellation Brands, Inc., Class A	42,465	8,312,948
Diageo PLC	79,590	2,867,432
Treasury Wine Estates, Ltd.	150,600	1,569,539

		12,749,919

Brewery — 0.1%
Heineken NV	11,322	1,036,359

Building Products - Air & Heating — 0.1%
Daikin Industries, Ltd.	6,500	722,779

Building Products - Cement — 0.1%
Continental Building Products, Inc.†	4,821	137,784
CRH PLC	48,860	1,350,316

		1,488,100

Building - Residential/Commercial — 0.2%
NVR, Inc.†	34	83,300
PulteGroup, Inc.	72,886	1,932,937

		2,016,237

Casino Hotels — 0.3%
Las Vegas Sands Corp.	68,469	3,761,687

Casino Services — 0.1%
Aristocrat Leisure, Ltd.	44,260	765,633

Cellular Telecom — 0.0%
T-Mobile US, Inc.†	3,813	261,000

Chemicals - Diversified — 0.1%
Symrise AG	21,770	1,756,374

Chemicals - Specialty — 0.2%
Novozymes A/S, Class B	12,550	584,595
Umicore SA	34,790	1,510,568

		2,095,163

Coatings/Paint — 0.1%
Akzo Nobel NV	7,230	609,430
Sherwin-Williams Co.	403	170,900

		780,330

Commercial Services — 0.8%
CoStar Group, Inc.†	5,452	2,013,914
Ecolab, Inc.	33,010	5,297,775
Intertek Group PLC	29,265	1,756,139
Medifast, Inc.	7,073	1,050,341
Wirecard AG	2,580	390,113

		10,508,282

Commercial Services - Finance — 2.0%
EVERTEC, Inc.	17,921	489,781
PayPal Holdings, Inc.†	216,036	18,538,049
S&P Global, Inc.	18,855	3,447,825
Square, Inc., Class A†#	31,540	2,202,754

		24,678,409

Computer Aided Design — 0.1%
Cadence Design Systems, Inc.†	39,561	1,781,827

Computer Data Security — 0.0%
Fortinet, Inc.†	4,385	323,788

89

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services — 0.2%
Accenture PLC, Class A	1,353	$222,595
Teradata Corp.†	46,728	1,758,375

		1,980,970

Computer Software — 0.6%
Akamai Technologies, Inc.†	19,722	1,355,887
Cornerstone OnDemand, Inc.†	6,526	356,450
InterXion Holding NV†	23,370	1,455,250
Splunk, Inc.†	36,779	4,109,318

		7,276,905

Computers — 6.0%
Apple, Inc.	413,892	73,912,833

Computers - Integrated Systems — 0.1%
OBIC Co., Ltd.	8,600	743,828

Computers - Memory Devices — 0.2%
NetApp, Inc.	27,363	1,829,764
TDK Corp.	14,500	1,156,250

		2,986,014

Cosmetics & Toiletries — 1.4%
Estee Lauder Cos., Inc., Class A	62,698	8,944,497
Procter & Gamble Co.	55,290	5,225,458
Shiseido Co., Ltd.	35,600	2,267,772
Unicharm Corp.	29,300	917,881

		17,355,608

Cruise Lines — 0.8%
Royal Caribbean Cruises, Ltd.	83,534	9,445,189

Data Processing/Management — 0.5%
DocuSign, Inc.†#	50,740	2,118,903
Fidelity National Information Services, Inc.	18,563	2,003,876
Fiserv, Inc.†	25,703	2,033,878

		6,156,657

Decision Support Software — 0.3%
MSCI, Inc.	20,340	3,195,211

Diagnostic Equipment — 0.4%
Lonza Group AG	10,210	3,310,784
Thermo Fisher Scientific, Inc.	8,067	2,013,120

		5,323,904

Diagnostic Kits — 0.4%
Genomic Health, Inc.†	5,686	449,478
IDEXX Laboratories, Inc.†	19,832	4,040,969
QIAGEN NV†	19,255	682,397

		5,172,844

Disposable Medical Products — 0.2%
CONMED Corp.	4,461	303,169
ICU Medical, Inc.†	7,526	1,809,928

		2,113,097

Distribution/Wholesale — 0.3%
Bunzl PLC	60,700	1,872,963
HD Supply Holdings, Inc.†	1,276	50,912
WW Grainger, Inc.	5,671	1,780,921

		3,704,796

Diversified Banking Institutions — 0.6%
JPMorgan Chase & Co.	61,370	6,823,730

Diversified Manufacturing Operations — 0.1%
Lydall, Inc.†	387	8,564
Parker-Hannifin Corp.	2,378	409,111

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Textron, Inc.	7,056	$396,124

		813,799

Drug Delivery Systems — 0.1%
DexCom, Inc.†	10,598	1,373,395

E-Commerce/Products — 6.5%
Alibaba Group Holding, Ltd. ADR†	9,350	1,504,041
Amazon.com, Inc.†	43,930	74,249,168
ASOS PLC†	9,586	608,254
eBay, Inc.†	68,100	2,032,785
MonotaRO Co., Ltd.#	43,300	1,174,193
ZOZO, Ltd.	59,600	1,327,031

		80,895,472

E-Commerce/Services — 0.0%
Booking Holdings, Inc.†	10	18,919
Just Eat PLC†	60,149	446,966
Stamps.com, Inc.†	159	27,262

		493,147

E-Marketing/Info — 0.1%
CyberAgent, Inc.	22,500	1,027,072
QuinStreet, Inc.†	16,269	262,582

		1,289,654

E-Services/Consulting — 0.3%
CDW Corp.	42,686	3,956,138

Electronic Components - Misc. — 0.1%
Anritsu Corp.	59,800	981,309

Electronic Components - Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	9,543	203,266
Broadcom, Inc.	43,184	10,252,313
Intel Corp.	41,867	2,064,462
NVIDIA Corp.	149	24,351
Qorvo, Inc.†	8,449	556,029
Xilinx, Inc.	36,750	3,398,640

		16,499,061

Electronic Forms — 0.5%
Adobe, Inc.†	25,738	6,457,407

Electronic Measurement Instruments — 0.4%
Agilent Technologies, Inc.	32,766	2,370,620
FLIR Systems, Inc.	25,820	1,184,105
National Instruments Corp.	34,089	1,668,998
Stoneridge, Inc.†	788	21,079

		5,244,802

Electronics - Military — 0.1%
Thales SA	12,260	1,508,649

Engines - Internal Combustion — 0.4%
Cummins, Inc.	32,570	4,920,024

Enterprise Software/Service — 0.2%
Ultimate Software Group, Inc.†	7,685	2,028,225

Entertainment Software — 0.6%
Electronic Arts, Inc.†	53,462	4,494,550
Take-Two Interactive Software, Inc.†	17,671	1,937,979
Ubisoft Entertainment SA†	14,630	1,198,126

		7,630,655

Filtration/Separation Products — 0.1%
Donaldson Co., Inc.	27,600	1,546,704

90

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Consumer Loans — 0.1%
Synchrony Financial	27,561	$716,035

Finance - Credit Card — 6.1%
American Express Co.	56,908	6,389,061
Discover Financial Services	27,473	1,958,825
Mastercard, Inc., Class A	99,172	19,940,514
Visa, Inc., Class A#	333,888	47,315,269

		75,603,669

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	83,507	3,741,114

Finance - Mortgage Loan/Banker — 0.0%
Mr. Cooper Group, Inc.†	829	12,543

Finance - Other Services — 0.3%
BGC Partners, Inc., Class A	774	8,158
Deutsche Boerse AG	12,440	1,590,002
London Stock Exchange Group PLC	47,790	2,457,407

		4,055,567

Food - Catering — 0.1%
Compass Group PLC	67,225	1,438,503

Food - Dairy Products — 0.2%
Danone SA	32,020	2,396,428

Food - Misc./Diversified — 0.8%
Associated British Foods PLC	42,210	1,304,723
Chr. Hansen Holding A/S	17,570	1,586,780
Kerry Group PLC, Class A	12,530	1,295,235
Mondelez International, Inc., Class A	131,259	5,904,030

		10,090,768

Food - Retail — 0.1%
Tesco PLC	531,840	1,341,355

Food - Wholesale/Distribution — 0.1%
US Foods Holding Corp.†	37,206	1,234,495

Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†	16,131	2,149,294

Garden Products — 0.0%
Scotts Miracle-Gro Co.	197	14,968

Health Care Cost Containment — 0.1%
HealthEquity, Inc.†	19,176	1,700,719

Hotels/Motels — 0.1%
Accor SA	25,660	1,139,313
Huazhu Group, Ltd. ADR	17,991	567,436

		1,706,749

Human Resources — 0.4%
ASGN, Inc.†	436	30,193
BG Staffing, Inc.	12,333	305,612
Insperity, Inc.	9,438	944,177
Kforce, Inc.	20,642	654,145
Recruit Holdings Co., Ltd.	54,900	1,511,817
Robert Half International, Inc.	31,753	1,963,288
TrueBlue, Inc.†	1,696	42,824

		5,452,056

Industrial Automated/Robotic — 0.6%
Cognex Corp.	35,850	1,578,117
Keyence Corp.	5,600	3,038,893
Yaskawa Electric Corp.	72,500	2,263,648

		6,880,658

Security Description	Shares	Value (Note 2)

Insurance - Life/Health — 0.3%
AIA Group, Ltd.	400,600	$3,285,802
Aviva PLC	125,709	652,376

		3,938,178

Insurance - Property/Casualty — 0.4%
Progressive Corp.	41,045	2,720,873
Travelers Cos., Inc.	14,613	1,905,097

		4,625,970

Insurance - Reinsurance — 0.1%
Essent Group, Ltd.†	17,951	692,191

Internet Application Software — 0.4%
Tencent Holdings, Ltd.	113,900	4,568,664

Internet Content - Entertainment — 4.2%
Facebook, Inc., Class A†	269,759	37,930,813
Netflix, Inc.†	42,767	12,236,922
Twitter, Inc.†	63,953	2,011,322

		52,179,057

Internet Content - Information/News — 0.0%
HealthStream, Inc.	6,828	168,242
Spotify Technology SA†	2,630	358,679

		526,921

Internet Security — 0.4%
Palo Alto Networks, Inc.†	29,245	5,057,923

Investment Companies — 0.0%
Melrose Industries PLC	235,860	534,133

Investment Management/Advisor Services — 0.1%
Blucora, Inc.†	10,318	319,445
LPL Financial Holdings, Inc.	5,818	373,341

		692,786

Lighting Products & Systems — 0.4%
Acuity Brands, Inc.	34,750	4,518,195

Machinery - Construction & Mining — 0.1%
Epiroc AB, Class A†	90,416	742,022
Hyster-Yale Materials Handling, Inc.	385	25,206
Komatsu, Ltd.	22,500	601,176

		1,368,404

Machinery - General Industrial — 0.7%
Hexagon AB, Class B	26,210	1,310,071
Nordson Corp.	10,360	1,247,447
Wabtec Corp.#	64,470	6,098,862

		8,656,380

Medical Information Systems — 0.2%
athenahealth, Inc.†	713	94,900
Cerner Corp.†	40,472	2,343,734

		2,438,634

Medical Instruments — 2.4%
Boston Scientific Corp.†	157,906	5,948,319
Edwards Lifesciences Corp.†	35,285	5,716,523
Intuitive Surgical, Inc.†	31,831	16,898,123
Sysmex Corp.	14,900	795,179

		29,358,144

Medical Labs & Testing Services — 0.5%
Eurofins Scientific SE	1,510	657,137
ICON PLC†	2,210	319,831
Quest Diagnostics, Inc.	59,681	5,285,946

		6,262,914

91

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 0.7%
ABIOMED, Inc.†	11,399	$3,792,219
Integer Holdings Corp.†	6,667	590,563
Penumbra, Inc.†#	11,349	1,580,008
Straumann Holding AG	1,580	967,133
Surmodics, Inc.†	1,857	112,516
Terumo Corp.	24,000	1,413,381

		8,455,820

Medical - Biomedical/Gene — 4.7%
Alexion Pharmaceuticals, Inc.†	25,910	3,190,817
Alnylam Pharmaceuticals, Inc.†#	21,850	1,773,346
Amgen, Inc.	20,942	4,361,172
Biogen, Inc.†	42,413	14,154,066
Bluebird Bio, Inc.†#	11,410	1,402,175
Celgene Corp.†	102,346	7,391,428
CSL, Ltd.	20,690	2,694,238
Exelixis, Inc.†	85,295	1,732,341
Illumina, Inc.†	8,452	2,852,550
Incyte Corp.†	17,332	1,113,581
Ionis Pharmaceuticals, Inc.†#	41,030	2,391,639
Regeneron Pharmaceuticals, Inc.†	20,690	7,565,298
Sage Therapeutics, Inc.†#	15,480	1,784,689
Vertex Pharmaceuticals, Inc.†	34,297	6,200,555

		58,607,895

Medical - Drugs — 1.9%
AbbVie, Inc.	49,611	4,676,829
Allergan PLC	10,797	1,690,810
AstraZeneca PLC	41,380	3,234,530
Bristol-Myers Squibb Co.	48,690	2,602,967
Eli Lilly & Co.	23,143	2,745,686
Novartis AG	18,030	1,645,897
Novo Nordisk A/S, Class B	25,385	1,183,194
Zoetis, Inc.	58,778	5,517,491

		23,297,404

Medical - HMO — 2.7%
Tivity Health, Inc.†#	35,671	1,461,084
UnitedHealth Group, Inc.	90,021	25,328,309
WellCare Health Plans, Inc.†	24,902	6,347,022

		33,136,415

Medical - Nursing Homes — 0.0%
Ensign Group, Inc.	12,520	568,032

Metal Processors & Fabrication — 0.0%
Global Brass & Copper Holdings, Inc.	3,832	124,042

Multimedia — 1.0%
Entravision Communications Corp., Class A	1,181	3,815
Liberty Media Corp. — Liberty Formula One, Series C†	32,794	977,917
Vivendi SA	36,600	913,716
Walt Disney Co.	95,141	10,987,834

		12,883,282

Networking Products — 0.3%
Arista Networks, Inc.†	8,618	2,055,221
LogMeIn, Inc.	174	16,048
Telefonaktiebolaget LM Ericsson, Class B	183,270	1,532,104

		3,603,373

Non-Hazardous Waste Disposal — 0.3%
Republic Services, Inc.	26,669	2,062,580
Waste Management, Inc.	13,565	1,271,719

		3,334,299

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production — 1.3%
Concho Resources, Inc.†	59,429	$7,745,976
Continental Resources, Inc.†	32,462	1,484,163
EOG Resources, Inc.	61,645	6,368,545
Lundin Petroleum AB	41,050	1,083,958

		16,682,642

Oil Companies - Integrated — 0.3%
Royal Dutch Shell PLC, Class A	68,742	2,078,995
TOTAL SA	19,000	1,057,694

		3,136,689

Oil Refining & Marketing — 0.3%
CVR Energy, Inc.	46,253	1,745,588
Neste Oyj	17,200	1,345,681

		3,091,269

Oil - Field Services — 0.3%
Halliburton Co.	137,308	4,315,590

Pharmacy Services — 0.0%
Express Scripts Holding Co.†	329	33,384

Real Estate Investment Trusts — 0.9%
Equity Residential	54,436	3,878,565
GEO Group, Inc.	11,073	257,336
SBA Communications Corp.†	41,123	7,024,220
Tanger Factory Outlet Centers, Inc.#	11,165	264,052

		11,424,173

Real Estate Operations & Development — 0.1%
Aroundtown SA	102,810	881,533

Recreational Vehicles — 0.0%
MasterCraft Boat Holdings, Inc.†	7,648	198,160

Rental Auto/Equipment — 0.1%
Localiza Rent a Car SA	193,100	1,343,760

Retail - Apparel/Shoe — 1.5%
ANTA Sports Products, Ltd.	308,000	1,405,544
Burlington Stores, Inc.†	14,014	2,322,961
Fast Retailing Co., Ltd.	2,300	1,196,247
HUGO BOSS AG	6,240	430,791
Ross Stores, Inc.	82,689	7,243,557
Tailored Brands, Inc.#	30,767	704,564
Tapestry, Inc.	147,056	5,724,890

		19,028,554

Retail - Auto Parts — 0.8%
AutoZone, Inc.†	3,113	2,518,635
O’Reilly Automotive, Inc.†	19,974	6,926,584

		9,445,219

Retail - Building Products — 0.2%
Home Depot, Inc.	11,843	2,135,530

Retail - Discount — 1.5%
B&M European Value Retail SA	313,384	1,395,366
Costco Wholesale Corp.	35,860	8,293,701
Don Quijote Holdings Co., Ltd.	20,200	1,226,096
Magazine Luiza SA	26,200	1,115,414
Target Corp.	39,956	2,835,278
Walmart, Inc.	39,328	3,840,379

		18,706,234

Retail - Drug Store — 0.0%
Walgreens Boots Alliance, Inc.	427	36,154

Retail - Major Department Stores — 1.4%
TJX Cos., Inc.	363,438	17,753,946

92

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Restaurants — 1.3%
Chipotle Mexican Grill, Inc.†	13,311	$6,298,898
Darden Restaurants, Inc.	22,223	2,456,531
Ruth’s Hospitality Group, Inc.	13,077	319,994
Starbucks Corp.	90,361	6,028,886
Texas Roadhouse, Inc.	17,476	1,153,940

		16,258,249

Satellite Telecom — 0.1%
Cellnex Telecom SA*	39,220	1,089,763

Schools — 0.0%
Cambium Learning Group, Inc.†	2,520	36,490

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	59,710	5,488,543
Maxim Integrated Products, Inc.	104,267	5,830,611
Taiwan Semiconductor Manufacturing Co., Ltd.	127,000	928,409

		12,247,563

Semiconductor Equipment — 1.2%
Applied Materials, Inc.	219,362	8,177,815
ASML Holding NV	42,696	7,259,812

		15,437,627

Soap & Cleaning Preparation — 0.2%
Church & Dwight Co., Inc.	18,828	1,246,226
Reckitt Benckiser Group PLC	16,000	1,331,168

		2,577,394

Software Tools — 0.2%
VMware, Inc., Class A†	13,636	2,281,848

Steel-Producers — 0.2%
Steel Dynamics, Inc.	53,002	1,865,670

Telecom Services — 0.0%
Vonage Holdings Corp.†	2,426	25,691

Tobacco — 1.0%
Altria Group, Inc.	194,102	10,642,613
Swedish Match AB	28,900	1,130,030

		11,772,643

Transactional Software — 0.1%
Amadeus IT Group SA	21,180	1,521,479

Transport - Rail — 0.7%
Canadian Pacific Railway, Ltd.	4,430	936,947
Union Pacific Corp.	49,697	7,642,404

		8,579,351

Transport - Services — 0.1%
DSV A/S	8,634	660,811

Transport - Truck — 0.8%
ArcBest Corp.	33,206	1,336,874
JB Hunt Transport Services, Inc.	37,540	3,992,754
XPO Logistics, Inc.†	57,107	4,332,137

		9,661,765

Web Hosting/Design — 0.2%
VeriSign, Inc.†	18,342	2,862,453

Web Portals/ISP — 6.3%
Alphabet, Inc., Class A†	54,129	60,064,245
Alphabet, Inc., Class C†	13,500	14,774,805
Baidu, Inc. ADR†	12,030	2,265,008
Yandex NV, Class A†	29,120	859,040

		77,963,098

Total Common Stocks
(cost $973,171,705)		1,214,311,985

Security Description	Shares	Value (Note 2)

EXCHANGE-TRADED FUNDS — 0.7%
iShares Russell 1000 Growth ETF (cost $9,136,806)	62,357	$8,937,005

Total Long-Term Investment Securities
(cost $982,308,511)		1,223,248,990

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2) (cost $749,194)	749,194	749,194

TOTAL INVESTMENTS
(cost $983,057,705)(3)	98.9%	1,223,998,184
Other assets less liabilities	1.1	13,899,929

NET ASSETS	100.0%	$1,237,898,113

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $1,089,763 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At November 30, 2018, the Fund had loaned securities with a total value of $24,704,184 This was secured by collateral of $749,194, which was received in cash and subsequently invested in short-term investments currently valued at $749,194 as reported in the Portfolio of Investments. Additional collateral of $24,056,531 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$179,788
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	279,648
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	62,174
United States Treasury Bills	0.00%	12/13/2018 to 04/25/2019	1,696,852
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 02/15/2048	21,838,069

(2)	The rate shown is the 7-day yield as of November 30, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

ETF—Exchange-Traded Funds

93

VALIC Company I Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	JPY	192,040,275	USD	1,714,984	12/28/2018	$19,002	$–
	USD	441,233	JPY	49,446,250	12/28/2018	–	(4,554)

						19,002	(4,554)

Credit Suisse	EUR	5,514,262	USD	6,480,854	12/31/2018	220,655	–
	USD	1,457,698	EUR	1,269,163	12/31/2018	–	(16,850)

						220,655	(16,850)

UBS AG	CHF	653,260	USD	681,712	12/31/2018	25,713	–
	USD	658,195	CHF	653,260	12/31/2018	–	(2,196)

						25,713	(2,196)

Net Unrealized Appreciation (Depreciation)						$265,370	$(23,600)

CHF—Swiss Franc

EUR—Euro Currency

JPY—Japanese Yen

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,093,410,975	$120,901,010	**	$—	$1,214,311,985
Exchange-Traded Funds	8,937,005	—		—	8,937,005
Short-Term Investment Securities:
Registered Investment Companies	749,194	—		—	749,194

Total Investments at Value	$1,103,097,174	$120,901,010		$—	$1,223,998,184

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$265,370		$—	$265,370

LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$23,600		$—	$23,600

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

94

VALIC Company I Growth & Income Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Applications Software	5.7%
Medical — Drugs	5.4
Computers	4.2
Diversified Banking Institutions	3.8
Web Portals/ISP	3.4
Medical — HMO	3.3
E-Commerce/Products	3.3
Electronic Components — Semiconductors	2.8
Electric — Integrated	2.7
Oil Companies — Exploration & Production	2.6
Finance — Credit Card	2.6
Medical — Biomedical/Gene	2.5
Banks — Super Regional	2.3
Beverages — Non-alcoholic	2.3
Real Estate Investment Trusts	2.2
Medical Instruments	2.1
Transport — Rail	2.0
Chemicals — Diversified	1.8
Oil Companies — Integrated	1.8
Cable/Satellite TV	1.7
Commercial Services — Finance	1.7
Insurance — Property/Casualty	1.7
Aerospace/Defense	1.6
Telephone — Integrated	1.6
Retail — Building Products	1.4
Retail — Auto Parts	1.4
Insurance — Multi-line	1.4
Tobacco	1.4
Internet Content — Entertainment	1.4
Multimedia	1.1
Diversified Manufacturing Operations	1.1
Instruments — Controls	1.0
Semiconductor Components — Integrated Circuits	1.0
Medical Products	1.0
Food — Misc./Diversified	0.9
Cosmetics & Toiletries	0.9
Enterprise Software/Service	0.9
Finance — Investment Banker/Broker	0.8
Retail — Apparel/Shoe	0.8
Tools — Hand Held	0.8
Retail — Discount	0.7
Oil Refining & Marketing	0.7
Diagnostic Equipment	0.7
Data Processing/Management	0.7
Finance — Other Services	0.7
Insurance — Life/Health	0.6
Electronic Forms	0.6
Machinery — Construction & Mining	0.6
Airlines	0.5
E-Commerce/Services	0.5
Aerospace/Defense — Equipment	0.5
Pharmacy Services	0.5
Electric — Distribution	0.5
Retail — Restaurants	0.5
Auto — Heavy Duty Trucks	0.5
Cellular Telecom	0.4
Auto/Truck Parts & Equipment — Original	0.4
Investment Management/Advisor Services	0.4
Brewery	0.4
Retail — Consumer Electronics	0.4
Entertainment Software	0.4
Apparel Manufacturers	0.4
Pipelines	0.3
Containers — Paper/Plastic	0.3
Banks — Fiduciary	0.3
Building Products — Wood	0.3
Hotels/Motels	0.3
Engines — Internal Combustion	0.3
Networking Products	0.3

Building — Residential/Commercial	0.2
Banks — Commercial	0.2
Computer Services	0.2
Broadcast Services/Program	0.2
Auto — Cars/Light Trucks	0.2
Insurance — Reinsurance	0.2
Machinery — Farming	0.2
Electronic Connectors	0.2
Retail — Regional Department Stores	0.2
Insurance Brokers	0.1
Office Supplies & Forms	0.1
Computer Software	0.1
Cruise Lines	0.1
Electronic Measurement Instruments	0.1
Distribution/Wholesale	0.1
Metal — Copper	0.1
Industrial Gases	0.1
Medical — Generic Drugs	0.1
Gold Mining	0.1
Beverages — Wine/Spirits	0.1
Wireless Equipment	0.1
Commercial Services	0.1

99.2%

*	Calculated as a percentage of net assets

95

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.2%
Aerospace/Defense — 1.6%
Boeing Co.	1,481	$513,551
General Dynamics Corp.	5,545	1,025,215
Northrop Grumman Corp.	1,602	416,328

		1,955,094

Aerospace/Defense - Equipment — 0.5%
United Technologies Corp.	5,026	612,368

Airlines — 0.5%
Delta Air Lines, Inc.	8,844	536,919
United Continental Holdings, Inc.†	1,288	124,550

		661,469

Apparel Manufacturers — 0.4%
PVH Corp.	3,976	439,388

Applications Software — 5.7%
Microsoft Corp.	51,892	5,754,304
salesforce.com, Inc.†	9,092	1,297,974

		7,052,278

Auto - Cars/Light Trucks — 0.2%
Ford Motor Co.	27,645	260,139

Auto - Heavy Duty Trucks — 0.5%
PACCAR, Inc.	9,001	560,042

Auto/Truck Parts & Equipment - Original — 0.4%
Aptiv PLC	2,076	149,264
BorgWarner, Inc.	2,358	93,330
Magna International, Inc.	6,233	310,840

		553,434

Banks - Commercial — 0.2%
Citizens Financial Group, Inc.	3,128	113,734
Regions Financial Corp.	9,876	162,460

		276,194

Banks - Fiduciary — 0.3%
Bank of New York Mellon Corp.	2,323	119,193
State Street Corp.	4,015	293,175

		412,368

Banks - Super Regional — 2.3%
Huntington Bancshares, Inc.#	13,491	196,834
KeyCorp	38,066	698,130
SunTrust Banks, Inc.	10,124	634,674
Wells Fargo & Co.	25,435	1,380,612

		2,910,250

Batteries/Battery Systems — 0.0%
Energizer Holdings, Inc.#	987	44,247

Beverages - Non-alcoholic — 2.3%
Coca-Cola Co.	29,372	1,480,349
PepsiCo, Inc.	11,479	1,399,749

		2,880,098

Beverages - Wine/Spirits — 0.1%
Constellation Brands, Inc., Class A	389	76,151

Brewery — 0.4%
Molson Coors Brewing Co., Class B	8,253	542,800

Broadcast Services/Program — 0.2%
Discovery, Inc., Class A†#	8,724	268,001

Building Products - Wood — 0.3%
Masco Corp.	12,297	389,692

Security Description	Shares	Value (Note 2)

Building - Residential/Commercial — 0.2%
Lennar Corp., Class A	6,603	$282,146

Cable/Satellite TV — 1.7%
Charter Communications, Inc., Class A†	2,690	885,548
Comcast Corp., Class A	30,523	1,190,702
DISH Network Corp., Class A†	3,166	103,718

		2,179,968

Cellular Telecom — 0.4%
T-Mobile US, Inc.†	8,101	554,513

Chemicals - Diversified — 1.8%
Celanese Corp.	3,267	329,739
DowDuPont, Inc.	23,859	1,380,243
Eastman Chemical Co.	7,238	570,499

		2,280,481

Commercial Services — 0.1%
Cintas Corp.	334	62,585

Commercial Services - Finance — 1.7%
Automatic Data Processing, Inc.	7,504	1,106,240
H&R Block, Inc.#	2,143	57,882
PayPal Holdings, Inc.†	11,162	957,811

		2,121,933

Computer Services — 0.2%
Accenture PLC, Class A	1,676	275,736

Computer Software — 0.1%
Citrix Systems, Inc.	1,195	130,219

Computers — 4.2%
Apple, Inc.	23,582	4,211,274
Hewlett Packard Enterprise Co.	32,255	483,825
HP, Inc.	22,223	511,129

		5,206,228

Containers - Paper/Plastic — 0.3%
Packaging Corp. of America	697	68,180
WestRock Co.	7,388	348,049

		416,229

Cosmetics & Toiletries — 0.9%
Estee Lauder Cos., Inc., Class A	3,697	527,414
Procter & Gamble Co.	6,478	612,236

		1,139,650

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	1,150	130,031

Data Processing/Management — 0.7%
Fidelity National Information Services, Inc.	6,828	737,083
First Data Corp., Class A†	5,212	99,445

		836,528

Diagnostic Equipment — 0.7%
Danaher Corp.	3,234	354,252
Thermo Fisher Scientific, Inc.	2,092	522,059

		876,311

Distribution/Wholesale — 0.1%
HD Supply Holdings, Inc.†	3,132	124,967

Diversified Banking Institutions — 3.8%
Bank of America Corp.	71,407	2,027,959
Citigroup, Inc.	19,274	1,248,763
Goldman Sachs Group, Inc.	2,090	398,542
Morgan Stanley	24,649	1,094,169

		4,769,433

96

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations — 1.1%
Eaton Corp. PLC	10,764	$828,182
Ingersoll-Rand PLC	4,714	487,993

		1,316,175

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	1,020	41,198

E-Commerce/Products — 3.3%
Amazon.com, Inc.†	2,455	4,149,367

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	107	202,431
Expedia Group, Inc.	3,773	455,741

		658,172

Electric - Distribution — 0.5%
Sempra Energy#	5,241	603,868

Electric - Integrated — 2.7%
Ameren Corp.	2,407	165,168
Evergy, Inc.	1,547	91,845
Exelon Corp.	18,171	842,953
NextEra Energy, Inc.	6,833	1,241,625
PG&E Corp.†	1,548	40,836
Public Service Enterprise Group, Inc.	2,609	145,843
Xcel Energy, Inc.	15,941	836,106

		3,364,376

Electronic Components - Semiconductors — 2.8%
Broadcom, Inc.	2,753	653,589
Intel Corp.	5,048	248,917
Microchip Technology, Inc.#	1,639	122,925
Micron Technology, Inc.†	2,455	94,665
NVIDIA Corp.	5,714	933,839
Texas Instruments, Inc.	14,920	1,489,762

		3,543,697

Electronic Connectors — 0.2%
TE Connectivity, Ltd.	3,163	243,330

Electronic Forms — 0.6%
Adobe, Inc.†	3,075	771,487

Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.	1,733	125,383

Engines - Internal Combustion — 0.3%
Cummins, Inc.	2,457	371,154

Enterprise Software/Service — 0.9%
Oracle Corp.	14,606	712,189
Workday, Inc., Class A†	2,289	375,396

		1,087,585

Entertainment Software — 0.4%
Electronic Arts, Inc.†	5,293	444,983

Finance - Credit Card — 2.6%
Alliance Data Systems Corp.	1,084	217,190
American Express Co.	1,774	199,167
Capital One Financial Corp.	9,499	851,871
Mastercard, Inc., Class A	1,784	358,709
Visa, Inc., Class A	11,282	1,598,772

		3,225,709

Finance - Investment Banker/Broker — 0.8%
Charles Schwab Corp.	11,203	501,894
TD Ameritrade Holding Corp.	8,375	450,659

		952,553

Security Description	Shares	Value (Note 2)

Finance - Other Services — 0.7%
CME Group, Inc.	1,258	$239,121
Intercontinental Exchange, Inc.	7,273	594,349

		833,470

Food - Misc./Diversified — 0.9%
Mondelez International, Inc., Class A	25,635	1,153,062

Gold Mining — 0.1%
Newmont Mining Corp.	2,543	82,241

Hotels/Motels — 0.3%
Hilton Worldwide Holdings, Inc.	4,941	373,243

Industrial Gases — 0.1%
Linde PLC	768	122,150

Instruments - Controls — 1.0%
Honeywell International, Inc.	8,879	1,302,993

Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc.	1,972	174,916

Insurance - Life/Health — 0.6%
Lincoln National Corp.	6,824	429,707
Principal Financial Group, Inc.	2,600	128,232
Prudential Financial, Inc.	2,525	236,744

		794,683

Insurance - Multi-line — 1.4%
Chubb, Ltd.	4,264	570,268
Hartford Financial Services Group, Inc.	10,083	445,568
MetLife, Inc.	15,645	698,236

		1,714,072

Insurance - Property/Casualty — 1.7%
Berkshire Hathaway, Inc., Class B†	9,578	2,090,303

Insurance - Reinsurance — 0.2%
Everest Re Group, Ltd.	1,165	258,723

Internet Content - Entertainment — 1.4%
Facebook, Inc., Class A†	6,899	970,068
Netflix, Inc.†	2,539	726,484

		1,696,552

Investment Management/Advisor Services — 0.4%
T. Rowe Price Group, Inc.	5,497	546,182

Machinery - Construction & Mining — 0.6%
Caterpillar, Inc.	5,211	706,976

Machinery - Farming — 0.2%
Deere & Co.	1,639	253,848

Medical Instruments — 2.1%
Boston Scientific Corp.†	32,213	1,213,464
Intuitive Surgical, Inc.†	434	230,397
Medtronic PLC	12,041	1,174,359

		2,618,220

Medical Products — 1.0%
Becton Dickinson and Co.	1,570	396,817
Zimmer Biomet Holdings, Inc.	7,045	824,406

		1,221,223

Medical - Biomedical/Gene — 2.5%
Alexion Pharmaceuticals, Inc.†	3,306	407,134
Amgen, Inc.	1,817	378,390
Biogen, Inc.†	1,596	532,617
Celgene Corp.†	5,299	382,694
Gilead Sciences, Inc.	8,248	593,361

97

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Illumina, Inc.†	791	$266,962
Vertex Pharmaceuticals, Inc.†	2,987	540,020

		3,101,178

Medical - Drugs — 5.4%
AbbVie, Inc.	3,016	284,318
Allergan PLC	2,239	350,627
Bristol-Myers Squibb Co.	7,313	390,953
Eli Lilly & Co.	7,684	911,630
Johnson & Johnson	11,019	1,618,691
Merck & Co., Inc.	15,915	1,262,696
Pfizer, Inc.	41,251	1,907,034
Zoetis, Inc.	702	65,897

		6,791,846

Medical - Generic Drugs — 0.1%
Mylan NV†	2,826	95,688

Medical - HMO — 3.3%
Anthem, Inc.	2,353	682,535
Cigna Corp.	5,490	1,226,356
UnitedHealth Group, Inc.	7,966	2,241,314

		4,150,205

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	10,435	124,594

Multimedia — 1.1%
Walt Disney Co.	11,976	1,383,108

Networking Products — 0.3%
Cisco Systems, Inc.	7,578	362,759

Office Supplies & Forms — 0.1%
Avery Dennison Corp.	1,616	155,782

Oil Companies - Exploration & Production — 2.6%
Concho Resources, Inc.†	1,267	165,141
Diamondback Energy, Inc.#	4,933	544,504
EOG Resources, Inc.	9,635	995,392
Occidental Petroleum Corp.	11,914	837,197
Pioneer Natural Resources Co.	4,878	720,724

		3,262,958

Oil Companies - Integrated — 1.8%
Chevron Corp.	14,152	1,683,239
Exxon Mobil Corp.	7,241	575,659

		2,258,898

Oil Refining & Marketing — 0.7%
Marathon Petroleum Corp.	13,537	882,071

Pharmacy Services — 0.5%
CVS Health Corp.	7,550	605,510

Pipelines — 0.3%
ONEOK, Inc.	6,991	429,457

Real Estate Investment Trusts — 2.2%
AvalonBay Communities, Inc.	2,975	566,946
Digital Realty Trust, Inc.	828	95,253
Equinix, Inc.	473	182,237
Equity Residential	1,606	114,428
Federal Realty Investment Trust	2,025	267,482
Host Hotels & Resorts, Inc.	6,487	123,253
Prologis, Inc.	10,297	693,400
Ventas, Inc.	4,236	268,944
Vornado Realty Trust	6,500	467,740

		2,779,683

Security Description	Shares	Value (Note 2)

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	336	$39,356

Retail - Apparel/Shoe — 0.8%
Ross Stores, Inc.	10,809	946,868

Retail - Auto Parts — 1.4%
Advance Auto Parts, Inc.	1,439	255,725
AutoZone, Inc.†	1,084	877,032
O’Reilly Automotive, Inc.†	1,870	648,478

		1,781,235

Retail - Building Products — 1.4%
Home Depot, Inc.	7,312	1,318,500
Lowe’s Cos., Inc.	5,051	476,663

		1,795,163

Retail - Consumer Electronics — 0.4%
Best Buy Co., Inc.	7,062	456,135

Retail - Discount — 0.7%
Dollar General Corp.	6,179	685,807
Dollar Tree, Inc.†	2,412	209,289

		895,096

Retail - Regional Department Stores — 0.2%
Macy’s, Inc.	5,426	185,678

Retail - Restaurants — 0.5%
Yum! Brands, Inc.	6,091	561,712

Semiconductor Components - Integrated Circuits — 1.0%
Analog Devices, Inc.	14,155	1,301,128

Telephone - Integrated — 1.6%
AT&T, Inc.	12,924	403,746
Verizon Communications, Inc.	25,555	1,540,966

		1,944,712

Tobacco — 1.4%
Altria Group, Inc.	8,660	474,828
Philip Morris International, Inc.	14,216	1,230,110

		1,704,938

Tools - Hand Held — 0.8%
Snap-on, Inc.#	2,490	413,938
Stanley Black & Decker, Inc.	3,986	521,568

		935,506

Transport - Rail — 2.0%
Norfolk Southern Corp.	6,556	1,119,371
Union Pacific Corp.	9,275	1,426,310

		2,545,681

Web Portals/ISP — 3.4%
Alphabet, Inc., Class A†	1,945	2,158,269
Alphabet, Inc., Class C†	1,882	2,059,718

		4,217,987

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	543	71,269

TOTAL INVESTMENTS
(cost $100,822,351)(1)	99.2%	123,889,066
Other assets less liabilities	0.8	1,013,536

NET ASSETS	100.0%	$124,902,602

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

98

VALIC Company I Growth & Income Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

At November 30, 2018, the Fund had loaned securities with a total value of $2,170,846. This was secured by collateral of $2,220,322 received in the form offixed of of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$349,138
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	543,059
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	120,739
United States Treasury Bills	0.00%	12/06/2018 to 04/04/2019	12,447
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	1,194,939

(1)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
7	Long	S&P 500 E-Mini Index	December 2018	$944,114	$965,405	$21,291

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$123,889,066	$—	$—	$123,889,066

Other Financial Instruments:†
Futures Contracts	$21,291	$—	$—	$21,291

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

99

VALIC Company I Health Sciences Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	26.3%
Medical — HMO	19.3
Medical — Drugs	16.2
Medical Products	11.6
Medical Instruments	6.2
Diagnostic Equipment	4.7
Therapeutics	4.4
Medical — Hospitals	2.5
Electronic Measurement Instruments	2.0
Registered Investment Companies	1.4
Pharmacy Services	1.3
Medical — Generic Drugs	0.9
Medical Labs & Testing Services	0.7
Drug Delivery Systems	0.5
Disposable Medical Products	0.5
Dental Supplies & Equipment	0.5
Diagnostic Kits	0.4
Instruments — Controls	0.4
Dialysis Centers	0.2
Patient Monitoring Equipment	0.2
Applications Software	0.2
Veterinary Diagnostics	0.1
Medical Imaging Systems	0.1
Physical Therapy/Rehabilitation Centers	0.1
X-Ray Equipment	0.1
Healthcare Safety Devices	0.1

100.9%

*	Calculated as a percentage of net assets

100

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.3%
Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	16,832	$3,869,509

Diagnostic Equipment — 4.7%
Danaher Corp.	107,135	11,735,568
GenMark Diagnostics, Inc.†#	180,542	940,624
Lonza Group AG	3,054	990,317
Quanterix Corp.†#	50,393	944,364
Thermo Fisher Scientific, Inc.	93,400	23,307,970

		37,918,843

Diagnostic Kits — 0.4%
Quidel Corp.†	52,671	3,203,450

Dialysis Centers — 0.2%
DaVita, Inc.†	26,355	1,741,011

Disposable Medical Products — 0.5%
ICU Medical, Inc.†	17,741	4,266,533

Drug Delivery Systems — 0.5%
DexCom, Inc.†	21,815	2,827,006
Nektar Therapeutics†	37,129	1,499,640

		4,326,646

Electronic Measurement Instruments — 2.0%
Agilent Technologies, Inc.	205,678	14,880,803
Sartorius AG (Preference Shares)	11,484	1,467,600

		16,348,403

Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	9,500	349,790

Instruments - Controls — 0.4%
Mettler - Toledo International, Inc.†	4,736	3,015,222

Insurance - Life/Health — 0.0%
Trupanion, Inc.†#	10,400	311,272

Medical Imaging Systems — 0.1%
Lantheus Holdings, Inc.†	50,468	946,275

Medical Instruments — 6.2%
Bruker Corp.	93,137	3,086,560
Intuitive Surgical, Inc.†	73,735	39,143,699
NuVasive, Inc.†	20,975	1,335,898
SI-BONE, Inc.†	15,050	270,298
Teleflex, Inc.	22,047	6,072,185

		49,908,640

Medical Labs & Testing Services — 0.5%
Catalent, Inc.†	13,800	547,170
Neuronetics, Inc.†	6,100	108,824
Teladoc Health, Inc.†#	51,472	3,214,426

		3,870,420

Medical Products — 11.2%
ABIOMED, Inc.†	7,248	2,411,265
AtriCure, Inc.†	40,000	1,339,600
Becton Dickinson and Co.	144,924	36,629,541
Cooper Cos., Inc.	23,875	6,657,066
Hologic, Inc.†	207,112	9,197,844
Integer Holdings Corp.†	6,000	531,480
Nevro Corp.†	24,100	1,000,391
Novocure, Ltd.†#	56,200	1,928,784
Penumbra, Inc.†#	16,218	2,257,870
Stryker Corp.	109,865	19,276,913
West Pharmaceutical Services, Inc.	45,332	4,966,574
Wright Medical Group NV†	123,770	3,460,609
Wright Medical Group NV CVR†	7,700	11,319

		89,669,256

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene — 26.2%
Abcam PLC	66,769	$969,926
Abeona Therapeutics, Inc.†#	57,239	469,360
ACADIA Pharmaceuticals, Inc.†#	152,393	2,904,611
Acceleron Pharma, Inc.†#	98,210	5,198,255
Acerta Pharma BV, Class B(1)(3)	9,771,120	683,978
Achillion Pharmaceuticals, Inc.†	228,069	659,119
Alder Biopharmaceuticals, Inc.†#	164,061	2,195,136
Alexion Pharmaceuticals, Inc.†	144,881	17,842,095
Allakos, Inc.†#	14,885	876,875
Allogene Therapeutics, Inc.†#	19,784	618,844
Allogene Therapeutics, Inc.(2)(3)	35,304	1,049,094
Alnylam Pharmaceuticals, Inc.†#	39,100	3,173,356
Amarin Corp. PLC ADR†#	233,908	4,210,344
Amgen, Inc.	31,700	6,601,525
AnaptysBio, Inc.†#	12,646	943,139
Aptinyx, Inc.†	12,131	269,430
Arcus Biosciences, Inc.†#	19,301	220,417
Argenx SE ADR†#	39,221	3,795,416
Atara Biotherapeutics, Inc.†#	48,859	1,951,917
Audentes Therapeutics, Inc.†	33,546	820,200
Autolus Therapeutics PLC ADR†#	11,079	432,303
Avrobio, Inc.†	18,331	491,087
BeiGene, Ltd. ADR†	21,084	3,232,388
Biogen, Inc.†	27,049	9,026,792
BioMarin Pharmaceutical, Inc.†	76,730	7,368,382
Bluebird Bio, Inc.†#	42,891	5,270,875
Blueprint Medicines Corp.†	48,364	2,774,643
Cara Therapeutics, Inc.†#	39,161	711,947
Celgene Corp.†	61,080	4,411,198
CRISPR Therapeutics AG†	13,300	509,789
Cymabay Therapeutics, Inc.†#	6,353	56,732
CytomX Therapeutics, Inc.†	38,121	526,070
Denali Therapeutics, Inc.†#	19,100	366,147
Dicerna Pharmaceuticals, Inc.†	16,500	246,015
Editas Medicine, Inc.†#	23,379	728,490
Exact Sciences Corp.†#	56,950	4,440,961
Exelixis, Inc.†	54,830	1,113,597
Fate Therapeutics, Inc.†#	45,466	698,358
FibroGen, Inc.†	48,087	2,085,052
Five Prime Therapeutics, Inc.†	21,800	279,912
Forty Seven, Inc.†#	15,425	286,596
Gilead Sciences, Inc.	75,096	5,402,406
GlycoMimetics, Inc.†#	70,692	812,251
Guardant Health, Inc.†	15,703	561,068
Guardant Health, Inc.(2)(3)	24,819	842,444
Homology Medicines, Inc.†#	25,988	571,476
HTG Molecular Diagnostics, Inc.†#	104,120	370,667
Illumina, Inc.†	18,515	6,248,812
ImmunoGen, Inc.†	54,000	297,540
Immunomedics, Inc.†#	281,197	5,649,248
Incyte Corp.†	114,451	7,353,477
Insmed, Inc.†#	126,336	2,262,678
Ionis Pharmaceuticals, Inc.†#	22,197	1,293,863
Iovance Biotherapeutics, Inc.†#	102,953	995,556
Krystal Biotech, Inc.†#	7,897	200,426
Loxo Oncology, Inc.†#	38,230	5,368,257
MacroGenics, Inc.†	39,752	684,132
Menlo Therapeutics, Inc.†	30,000	180,300
Novavax, Inc.†#	132,800	274,896
Orchard Therapeutics PLC ADR†	32,777	493,622
Prothena Corp. PLC†#	23,296	279,785
PTC Therapeutics, Inc.†	61,481	2,183,805
Regeneron Pharmaceuticals, Inc.†	19,755	7,223,416
REGENXBIO, Inc.†#	20,700	1,240,137
Sage Therapeutics, Inc.†#	113,626	13,099,942

101

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
Scholar Rock Holding Corp.†#	13,978	$340,504
Seattle Genetics, Inc.†#	70,647	4,421,089
Shire PLC ADR	21,624	3,796,742
Spark Therapeutics, Inc.†#	43,540	1,834,340
Theravance Biopharma, Inc.†#	35,363	976,372
Tocagen, Inc.†#	35,125	453,112
Ultragenyx Pharmaceutical, Inc.†#	53,670	2,880,469
Vertex Pharmaceuticals, Inc.†	160,681	29,049,518
WaVe Life Sciences, Ltd.†#	14,980	716,793
Y-mAbs Therapeutics, Inc.†#	19,510	486,189
Zai Lab, Ltd. ADR†#	24,240	478,013
Zeneca, Inc. CVR†(1)(3)	23,110	14,213

		209,847,929

Medical - Drugs — 16.1%
AbbVie, Inc.	41,961	3,955,664
AC Immune SA†#	14,070	156,458
Aimmune Therapeutics, Inc.†#	75,528	1,793,790
Alkermes PLC†#	37,923	1,381,914
Allergan PLC	34,789	5,447,957
Apellis Pharmaceuticals, Inc.†	19,510	299,283
Array BioPharma, Inc.†	136,295	2,171,179
Ascendis Pharma A/S ADR†#	59,571	4,021,638
Astellas Pharma, Inc.	75,400	1,158,748
AstraZeneca PLC ADR#	243,900	9,712,098
Bristol - Myers Squibb Co.	80,039	4,278,885
Chugai Pharmaceutical Co., Ltd.	34,100	2,335,370
Corvus Pharmaceuticals, Inc.†#	36,893	220,620
Daiichi Sankyo Co., Ltd.	89,200	3,274,425
Eisai Co., Ltd.	30,900	2,845,049
Eli Lilly & Co.	127,600	15,138,464
Enanta Pharmaceuticals, Inc.†	30,209	2,390,740
Global Blood Therapeutics, Inc.†#	36,553	1,152,882
Intra - Cellular Therapies, Inc.†	14,937	215,840
Ironwood Pharmaceuticals, Inc.†#	90,021	1,244,090
Kyowa Hakko Kirin Co., Ltd.	47,400	971,676
Madrigal Pharmaceuticals, Inc.†#	6,620	765,603
Marinus Pharmaceuticals, Inc.†#	26,800	125,156
Merck & Co., Inc.	192,350	15,261,049
Minerva Neurosciences, Inc.†	56,480	446,757
MyoKardia, Inc.†#	33,522	2,080,711
Myovant Sciences, Ltd.†#	41,476	765,647
Novartis AG	134,078	12,239,523
Odonate Therapeutics, Inc.†#	14,205	223,871
Pfizer, Inc.	469,500	21,704,985
PhaseBio Pharmaceuticals, Inc.†#	32,614	92,950
Principia Biopharma, Inc.†	16,431	457,768
ProQR Therapeutics NV†#	20,400	388,824
Reata Pharmaceuticals, Inc., Class A†#	12,265	774,535
Rhythm Pharmaceuticals, Inc.†	13,527	399,452
Roche Holding AG	14,325	3,717,035
Rocket Pharmaceuticals, Inc.†#	22,925	369,322
TESARO, Inc.†#	23,472	1,088,631
TherapeuticsMD, Inc.†#	134,113	674,588
Tricida, Inc.†#	21,836	651,805
Zogenix, Inc.†#	56,100	2,305,149

		128,700,131

Medical - Generic Drugs — 0.9%
Amneal Pharmaceuticals, Inc.†#	114,133	2,021,295
Momenta Pharmaceuticals, Inc.†	28,200	333,888
Mylan NV†	57,100	1,933,406
Perrigo Co. PLC#	51,600	3,213,648

		7,502,237

Security Description	Shares/ Principal Amount	Value (Note 2)

Medical - HMO — 19.3%
Anthem, Inc.	86,472	$25,082,933
Centene Corp.†	118,957	16,921,633
Cigna Corp.	109,600	24,482,448
Humana, Inc.	38,414	12,656,261
Molina Healthcare, Inc.†	42,493	5,936,697
UnitedHealth Group, Inc.	219,134	61,655,542
WellCare Health Plans, Inc.†	32,858	8,374,847

		155,110,361

Medical - Hospitals — 2.5%
Acadia Healthcare Co., Inc.†#	48,178	1,636,606
HCA Healthcare, Inc.	114,216	16,445,962
Universal Health Services, Inc., Class B	12,707	1,753,439

		19,836,007

Patient Monitoring Equipment — 0.2%
CareDx, Inc.†	15,899	465,364
Insulet Corp.†#	14,100	1,183,413

		1,648,777

Pharmacy Services — 1.1%
CVS Health Corp.	82,349	6,604,386
Express Scripts Holding Co.†	15,200	1,542,344
JAND, Inc. (dba Warby Parker), Class A(1)(2)(3)	36,095	552,218

		8,698,948

Physical Therapy/Rehabilitation Centers — 0.1%
Encompass Health Corp.	8,200	616,722

Therapeutics — 4.4%
Agios Pharmaceuticals, Inc.†#	36,562	2,405,780
G1 Therapeutics, Inc.†#	50,799	1,942,046
GW Pharmaceuticals PLC ADR†#	13,510	1,662,000
Merus NV†	15,600	193,596
Mirati Therapeutics, Inc.†#	15,200	586,568
Neurocrine Biosciences, Inc.†	129,279	11,411,457
Proteostasis Therapeutics, Inc.†	51,279	259,984
Sarepta Therapeutics, Inc.†#	94,134	12,187,529
Xencor, Inc.†#	105,098	4,415,167
Zafgen, Inc.†	53,200	268,128

		35,332,255

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	29,688	991,876

X-Ray Equipment — 0.1%
ViewRay, Inc.†#	62,026	416,196

Total Common Stocks
(cost $586,752,805)		788,446,709

CONVERTIBLE PREFERRED SECURITIES — 1.1%
Applications Software — 0.2%
Outset Medical, Inc Series C(1)(2)(3)	320,192	995,797
Outset Medical, Inc. Series D(1)(2)(3)	171,126	532,202

		1,527,999

Medical Information Systems — 0.0%
Doximity, Inc. Series C(1)(2)(3)	64,785	323,277

Medical Instruments — 0.0%
RefleXion Medical, Inc. Series C(1)(2)(3)	160,251	271,140

102

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
Medical Labs & Testing Services — 0.2%
Tempus Labs, Inc. Series D(1)(2)(3)	60,677	$980,474
Tempus Labs, Inc. Series E(1)(2)(3)	39,722	665,057

		1,645,531

Medical Products — 0.4%
Becton Dickinson and Co. Series A 6.13%	26,711	1,687,334
Kardium, Inc. Series D-5(1)(2)(3)	542,402	525,544
Shockwave Medical, Inc. Series A-1(1)(2)(3)	63,961	72,107
Shockwave Medical, Inc. Series B(1)(2)(3)	1,306	1,472
Shockwave Medical, Inc. Series C(1)(2)(3)	739,910	834,145

		3,120,602

Medical - Biomedical/Gene — 0.1%
Moderna Therapeutics, Inc. Series G(1)(2)(3)	43,581	459,801

Pharmacy Services — 0.2%
JAND, Inc. (dba Warby Parker) Series D(1)(2)(3)	75,264	1,151,464
JAND, Inc. (dba Warby Parker) Series E(1)(2)(3)	2,948	45,102

		1,196,566

Total Convertible Preferred Securities
(cost $7,202,767)		8,544,916

CONVERTIBLE BONDS & NOTES — 0.1%
Medical - Drugs — 0.1%
Ironwood Pharmaceuticals, Inc. Senior Notes 2.25% due 06/15/2022 (cost $865,000)	$865,000	926,870

Total Long-Term Investment Securities
(cost $594,820,572)		797,918,495

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(5)	500,830	500,830
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(4)(5)	6,017,356	6,017,356
T. Rowe Price Government Reserve Fund 2.26%(5)	5,188,416	5,188,416

Total Short-Term Investment Securities
(cost $11,706,602)		11,706,602

TOTAL INVESTMENTS
(cost $606,527,174)(6)	100.9%	809,625,097
Liabilities in excess of other assets	(0.9)	(7,448,777)

NET ASSETS	100.0%	$802,176,320

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Allogene Therapeutics, Inc.	10/15/2018	35,304	$540,155	$1,049,094	$29.72	0.13%
Guardant Health, Inc.	10/9/2018	24,819	276,594	842,444	33.94	0.11%
JAND, Inc. (dba Warby Parker)
Class A	4/23/2015	33,706	387,123
	3/9/2018	2,389	37,548

		36,095	424,671	552,218	15.30	0.07%

Convertible Preferred Securities
Doximity, Inc.
Series C	4/10/2014	64,785	312,316	323,277	4.99	0.04%
JAND, Inc. (dba Warby Parker)
Series D	4/23/2015	75,264	864,430	1,151,464	15.30	0.14%
JAND, Inc. (dba Warby Parker)
Series E	3/9/2018	2,948	46,334	45,102	15.30	0.01%
Kardium, Inc.
Series D-5	11/29/2018	542,402	525,533	525,544	0.97	0.07%
Moderna Therapeutics, Inc.
Series G	1/31/2018	43,581	438,425	459,801	10.55	0.06%
Outset Medical, Inc.
Series C	4/19/2017	320,192	829,778	995,797	3.11	0.12%
Outset Medical, Inc.
Series D	8/20/2018	171,126	532,202	532,202	3.11	0.07%
RefleXion Medical, Inc.
Series C	4/23/2018	160,251	271,145	271,140	1.69	0.03%
Shockwave Medical, Inc.
Series A1	9/25/2017	63,961	64,601	72,107	1.13	0.01%
Shockwave Medical, Inc.
Series B	9/25/2017	1,306	1,319	1,472	1.13	0.00%
Shockwave Medical, Inc.
Series C	11/10/2016	196,966	198,936
	9/27/2017	542,944	548,363

		739,910	747,299	834,145	1.13	0.10%

Tempus Labs, Inc.
Series D	3/20/2018	60,677	568,780	980,474	16.16	0.12%
Tempus Labs, Inc.
Series E	8/23/2018	39,772	665,058	665,057	16.72	0.08%

				$9,301,338		1.16%

(3)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $9,999,529 representing 1.2% of net assets.

103

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

(4)

At November 30, 2018, the Fund had loaned securities with a total value of $134,821,710. This was secured by collateral of $6,017,356, which was received in cash and subsequently invested in short-term investments currently valued at $6,017,356 as reported in the Portfolio of Investments. Additional collateral of $131,714,216 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$925,372
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	1,439,351
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	320,014
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	2,923,740
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	126,105,739
(5)	The rate shown is the 7-day yield as of November 30, 2018.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Medical - Biomedical/Gene	$206,288,274	$2,861,464	#	$698,191	$209,847,929
Pharmacy Services	8,146,730	—		552,218	8,698,948
Other Industries	540,900,090	28,999,742	**	—	569,899,832
Convertible Preferred Securities:
Medical Products	1,687,334	—		1,433,268	3,120,602
Other Industries	—	—		5,424,314	5,424,314
Convertible Bonds & Notes	—	926,870		—	926,870
Short-Term Investment Securities	11,706,602	—		—	11,706,602

Total Investments at Value	$768,729,030	$32,788,076		$8,107,991	$809,625,097

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
#	Amount includes $969,926 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of May 31, 2018	$1,879,685	$4,674,661
Accrued Discounts
Accrued Premiums
Realized Gain	460,088	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	737,669
Change in unrealized depreciation(1)	(452,564)	(946)
Net purchases	—	1,722,792
Net sales	(636,800)	(276,594)
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of November 30, 2018	$1,250,409	$6,857,582

104

VALIC Company I Health Sciences Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2018 includes:

Common Stocks	Convertible Preferred Securities
$(417)	$736,719

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2018.

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/18	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Common Stocks	$552,218	Market Approach	Secondary Market Transactions*	$15.7170
			Market Transaction Price*	$15.7170
			Company Repurchase Price*	$12.3500

	$698,191	Income Approach	Estimated Future Cash Distribution*	$0.07 - $0.615 ($0.3425)

Convertible Preferred Securities	$3,897,464	Market Approach	Market Transaction Price*	$0.96892 - $16.7428 ($3.62572)

	$980,474	Market Approach	Market Transaction Price*	$16.7428
			Discount for Future Cumulative Dividend Variance	3.5%

	$459,801	Market Approach	Announced IPO price Range*	$22.00 - $24.00 ($23.00)

	$1,196,566	Market Approach	Secondary Market Transactions*	$15.7170
			Market Transaction Price*	$15.7170
			Company Repurchase Price*	$12.3500

	$323,277	Market Approach	Market Transaction Price*	$4.3100
			2018 Estimated Revenue Multiple*	8.9x
			2019 Estimated Revenue Multiple*	7.7x
			2018 Estimated Gross Profit Multiple*	11.1x
			Discount for Lack of Marketability	10.0%

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have an inverse relationship.

See Notes to Financial Statements

105

VALIC Company I Inflation Protected Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

United States Treasury Notes	32.4%
United States Treasury Bonds	19.9
Sovereign	18.3
Diversified Banking Institutions	11.5
Diversified Financial Services	3.8
Registered Investment Companies	2.1
Pipelines	2.1
Banks — Commercial	1.8
Insurance — Life/Health	0.9
Finance — Consumer Loans	0.9
Banks — Super Regional	0.7
Chemicals — Diversified	0.6
Insurance — Multi-line	0.6
Gold Mining	0.5
Federal Home Loan Mtg. Corp.	0.5
Pharmacy Services	0.4
Gas — Distribution	0.4
Building Products — Cement	0.4
Oil Refining & Marketing	0.3
Building Products — Wood	0.3
Electric — Integrated	0.3
Medical — Drugs	0.3
Federal National Mtg. Assoc.	0.2
Oil Companies — Exploration & Production	0.2
Machinery — Farming	0.2
Banks — Money Center	0.1
Cable/Satellite TV	0.1
Diversified Minerals	0.1
Government National Mtg. Assoc.	0.1
Auto — Cars/Light Trucks	0.1

100.1%

Credit Quality#†

Aaa	66.5%
Aa	1.7
A	8.7
Baa	13.8
Ba	3.5
B	0.1
Not Rated@	5.7

100.0%

*	Calculated as a percentage of net assets.
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source.
†	Source: Moody’s
#	Calculated as a percentage of total debt issues, excluding short-term securities.

106

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Principal Amount(1)	Value (Note 2)

ASSET BACKED SECURITIES — 3.8%
Diversified Financial Services — 3.8%
Benchmark Mtg. Trust Series 2018-B3, Class A5 4.03% due 04/10/2051(2)	$6,000,000	$6,057,234
Benchmark Mtg. Trust Series 2018-B7, Class A4 4.51% due 05/15/2053(2)	6,000,000	6,272,862
BX Trust FRS Series 2018-MCSF, Class A 2.88% (1 ML+0.58%) due 04/15/2035*(2)	2,700,000	2,681,447
Chase Issuance Trust Series 2016-A4, Class A4 1.49% due 07/15/2022	2,000,000	1,950,292
COMM Mtg. Trust Series 2018-COR3, Class A3 4.23% due 05/10/2051(2)	6,000,000	6,100,177
DBCG Mtg. Trust FRS Series 2017-BBG, Class A 3.01% (1 ML+0.70%) due 06/15/2034*(2)	1,360,000	1,356,588
Store Master Funding I-VII Series 2018-1A, Class A1 3.96% due 10/20/2048*	1,697,073	1,705,159

Total Asset Backed Securities
(cost $26,063,558)		26,123,759

U.S. CORPORATE BONDS & NOTES — 13.1%
Auto - Cars/Light Trucks — 0.1%
Ford Motor Credit Co. LLC FRS Senior Notes 3.45% (3 ML+0.83%) due 08/12/2019	350,000	349,849

Banks - Commercial — 0.3%
Regions Financial Corp. Senior Notes 3.80% due 08/14/2023	1,978,000	1,959,345

Banks - Super Regional — 0.4%
SunTrust Banks, Inc. Senior Notes 4.00% due 05/01/2025	506,000	502,820
Wells Fargo & Co. FRS Senior Notes 3.78% (CPIYOY+1.50%) due 03/31/2021	2,000,000	1,961,000

		2,463,820

Building Products - Cement — 0.4%
Vulcan Materials Co. FRS Senior Notes 2.93% (3 ML+0.60%) due 06/15/2020	2,512,000	2,506,275

Building Products - Wood — 0.3%
Masco Corp. Senior Notes 3.50% due 11/15/2027	2,512,000	2,279,536

Cable/Satellite TV — 0.1%
Comcast Corp. Company Guar. Notes 4.60% due 10/15/2038	906,000	886,437

Chemicals - Diversified — 0.6%
DowDuPont, Inc. Senior Notes 4.49% due 11/15/2025	2,213,000	2,235,404

Security Description	Principal Amount(1)	Value (Note 2)

Chemicals - Diversified (continued)
DowDuPont, Inc. Senior Notes 4.73% due 11/15/2028	$2,000,000	$2,026,965

		4,262,369

Coatings/Paint — 0.0%
RPM International, Inc. Senior Notes 4.25% due 01/15/2048	372,000	299,478

Diversified Banking Institutions — 7.5%
Bank of America Corp. FRS Senior Notes 3.80% (CPIYOY+1.10%) due 11/19/2024	2,000,000	1,822,500
Bank of America Corp. Sub. Notes 4.18% due 11/25/2027	220,000	210,026
Bank of America Corp. Senior Notes 4.24% due 04/24/2038	2,504,000	2,327,760
Bank of America Corp. FRS Senior Notes 4.80% (CPIYOY+2.10%) due 02/18/2020	1,600,000	1,602,000
Citigroup, Inc. FRS Senior Notes 3.14% (CPIYOY*1.38%) due 03/27/2025	2,000,000	1,804,800
Citigroup, Inc. FRS Senior Notes 3.28% (CPIYOY+1.00%) due 09/29/2024	2,000,000	1,832,200
Citigroup, Inc. FRS Senior Notes 3.74% (3 ML+1.10%) due 05/17/2024	3,020,000	2,993,761
Citigroup, Inc. FRS Senior Notes 3.75% (3 ML+1.19%) due 08/02/2021	1,475,000	1,488,277
Citigroup, Inc. Senior Notes 4.65% due 07/23/2048	2,673,000	2,550,629
Citigroup, Inc. FRS Senior Notes 4.78% (CPIYOY+2.50%) due 03/30/2020	4,000,000	3,921,200
Goldman Sachs Group, Inc. FRS Senior Notes 3.64% (3 ML+1.16%) due 04/23/2020	596,000	599,552
Goldman Sachs Group, Inc. FRS Senior Notes 3.68% (CPIYOY+1.40%) due 08/30/2023	4,000,000	3,864,900
Goldman Sachs Group, Inc. FRS Senior Notes 3.79% (3 ML+1.17%) due 11/15/2021	724,000	726,674
JPMorgan Chase & Co. Senior Notes 3.30% due 04/01/2026	2,200,000	2,067,701

107

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(1)	Value (Note 2)

U.S. CORPORATE BONDS & NOTES (continued)
Diversified Banking Institutions (continued)
JPMorgan Chase & Co. FRS Senior Notes 3.53% (CPIYOY+1.25%) due 12/20/2023	$2,000,000	$1,910,400
JPMorgan Chase & Co. FRS Senior Notes 3.72% (3 ML+1.23%) due 10/24/2023	580,000	582,773
JPMorgan Chase & Co. FRS Senior Notes 4.28% (CPIYOY+2.00%) due 02/25/2021	1,000,000	1,000,800
JPMorgan Chase & Co. FRS Senior Notes 4.36% (CPIYOY+2.08%) due 04/28/2020	5,000,000	4,924,000
Morgan Stanley FRS Senior Notes 3.65% (3 ML+1.18%) due 01/20/2022	1,260,000	1,263,946
Morgan Stanley Senior Notes 3.74% due 04/24/2024	1,015,000	998,147
Morgan Stanley FRS Senior Notes 4.25% (CPIYOY+1.55%) due 08/24/2023	468,000	451,035
Morgan Stanley FRS Senior Notes 4.30% (CPIYOY+1.6%) due 09/26/2028(3)	1,402,000	1,349,425
Morgan Stanley FRS Senior Notes 4.70% (CPIYOY+2.00%) due 12/15/2019	1,813,000	1,815,266
Morgan Stanley FRS Senior Notes 4.70% (CPIYOY+2.00%) due 01/24/2020	2,203,000	2,200,246
Morgan Stanley FRS Senior Notes 4.70% (CPIYOY+2.00%) due 02/11/2020	2,000,000	2,005,000
Morgan Stanley FRS Senior Notes 4.70% (CPIYOY+2.00%) due 04/25/2023	3,870,000	3,840,975
Morgan Stanley FRS Senior Notes 4.70% (CPIYOY+2.00%) due 06/09/2023	664,000	655,700

		50,809,693

Electric - Integrated — 0.2%
FirstEnergy Corp. Senior Notes 3.90% due 07/15/2027	1,318,000	1,261,294

Finance - Consumer Loans — 0.9%
SLM Corp. FRS Senior Notes 4.85% (CPIYOY+2.15%) due 12/15/2020	2,017,000	2,022,042

Security Description	Principal Amount(1)	Value (Note 2)

Finance - Consumer Loans (continued)
SLM Corp. FRS Senior Notes 4.95% (CPIYOY+2.25%) due 05/03/2019	$3,745,000	$3,763,725

		5,785,767

Finance - Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 04/14/2011†	400,000	7,880
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 06/10/2014†	578,000	11,733
Lehman Brothers Holdings, Inc. FRS Escrow Notes 0.00% due 11/01/2014†	1,000,000	19,700

		39,313

Medical - Drugs — 0.3%
Bayer US Finance II LLC Company Guar. Notes 4.25% due 12/15/2025*	1,761,000	1,714,661

Metal - Diversified — 0.0%
Glencore Funding LLC Company Guar. Notes 4.00% due 04/16/2025*	338,000	320,399

Oil Companies - Exploration & Production — 0.2%
Apache Corp. Senior Notes 4.38% due 10/15/2028	678,000	636,567
Noble Energy, Inc. Senior Notes 3.85% due 01/15/2028	800,000	729,322

		1,365,889

Oil Refining & Marketing — 0.3%
Marathon Petroleum Corp. Senior Notes 3.80% due 04/01/2028*	2,549,000	2,342,555

Pharmacy Services — 0.4%
CVS Health Corp. Senior Notes 4.78% due 03/25/2038	3,164,000	3,018,564

Pipelines — 1.1%
Andeavor Logistics LP/Tesoro Logistics Finance Corp. Company Guar. Notes 4.25% due 12/01/2027	1,274,000	1,186,572
Enable Midstream Partners LP Senior Notes 4.95% due 05/15/2028	887,000	834,979
Energy Transfer Partners LP Company Guar. Notes 5.80% due 06/15/2038	1,067,000	1,005,697
EnLink Midstream Partners LP Senior Notes 4.85% due 07/15/2026	1,299,000	1,185,738
Enterprise Products Operating LLC Company Guar. Notes 4.15% due 10/16/2028	3,026,000	2,950,014

		7,163,000

Total U.S. Corporate Bonds & Notes
(cost $91,358,265)		88,828,244

108

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 5.8%
Banks - Commercial — 1.4%
Barclays Bank PLC FRS Senior Notes 3.70% (CPIYOY+1.00%) due 05/22/2023(3)		$9,800,000	$9,520,700

Diversified Banking Institutions — 3.1%
Barclays PLC FRS Senior Notes 4.73% (3 ML+2.11%) due 08/10/2021		753,000	776,705
BNP Paribas SA FRS Senior Notes 3.42% (CPIYOY+1.14%) due 12/21/2020		431,000	425,074
Credit Agricole SA Sub. Notes 4.00% due 01/10/2033*#		2,548,000	2,315,005
Credit Suisse Group Funding Guernsey, Ltd. FRS Company Guar. Notes 4.73% (3 ML+2.29%) due 04/16/2021		2,379,000	2,459,860
HSBC Holdings PLC FRS Senior Notes 3.91% (3 ML+1.50%) due 01/05/2022		1,400,000	1,417,018
Royal Bank of Scotland Group PLC Senior Notes 3.50% due 05/15/2023		325,000	309,629
Royal Bank of Scotland Group PLC Senior Notes 4.52% due 06/25/2024		3,145,000	3,061,591
Societe Generale SA VRS Company Guar. Notes 3.60% due 05/03/2023(3)(4)(5)		10,000,000	9,635,000
UniCredit SpA Sub. Notes 5.86% due 06/19/2032*		738,000	624,993

			21,024,875

Diversified Minerals — 0.1%
Anglo American Capital PLC Company Guar. Notes 4.00% due 09/11/2027*		757,000	681,492

Gas - Distribution — 0.4%
National Grid PLC Senior Notes 1.25% due 10/06/2021	GBP	1,763,000	2,819,767

Gold Mining — 0.5%
Kinross Gold Corp. Company Guar. Notes 4.50% due 07/15/2027		456,000	393,300
Newcrest Finance Pty, Ltd. Company Guar. Notes 4.20% due 10/01/2022*		1,497,000	1,499,697
Newcrest Finance Pty, Ltd. Company Guar. Notes 5.75% due 11/15/2041*		1,663,000	1,648,537

			3,541,534

Insurance - Multi-line — 0.1%
XLIT, Ltd. Company Guar. Notes 5.50% due 03/31/2045		496,000	504,140

Security Description	Principal Amount(1)	Value (Note 2)

Machinery - Farming — 0.2%
CNH Industrial NV Senior Notes 3.85% due 11/15/2027	$1,163,000	$1,068,757

Total Foreign Corporate Bonds & Notes
(cost $40,315,691)		39,161,265

U.S. GOVERNMENT AGENCIES — 0.8%
Federal Home Loan Mtg. Corp. — 0.5%
Federal Home Loan Mtg. Corp. REMIC FRS Series 4012, Class NF 2.76% (1 ML+0.45%) due 12/15/2038(6)	484,525	488,866
Series 3925, Class FL 2.76% (1 ML+0.45%) due 01/15/2041(6)	1,118,894	1,124,636
Series 4001, Class FM 2.81% (1 ML+0.50%) due 02/15/2042(6)	395,766	397,672
Series 3355, Class BF 3.01% (1 ML+0.70%) due 08/15/2037(6)	407,018	412,952
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk FRS Series 2014-HQ2, Class M2 4.52% (1 ML+2.20%) due 09/25/2024(6)	697,786	713,285
Series 2015-HQ1, Class M2 4.52% (1 ML+2.20%) due 03/25/2025(6)	49,758	49,841

		3,187,252

Federal National Mtg. Assoc. — 0.2%
Fannie Mae Connecticut Avenue Securities FRS Series 2014-C01, Class M1 3.92% (1 ML+1.60%) due 01/25/2024(6)	2,654	2,664
Series 2013-C01, Class M1 4.32% (1 ML+2.00%) due 10/25/2023(6)	283	283
Federal National Mtg. Assoc. REMIC FRS Series 2012-93, Class BF 2.72% (1 ML+0.40%) due 09/25/2042(6)	802,234	803,490
Series 2011-103, Class FD 2.77% (1 ML+0.45%) due 05/25/2040(6)	889,286	893,304

		1,699,741

Government National Mtg. Assoc. — 0.1%
Government National Mtg. Assoc. REMIC FRS Series 2010-14, Class FN 2.86% (1 ML+0.55%) due 02/16/2040(6)	364,637	367,071

Total U.S. Government Agencies (cost $5,244,267)		5,254,064

U.S. GOVERNMENT TREASURIES — 52.3%
United States Treasury Bonds — 19.9%
United States Treasury Bonds TIPS(7)
0.63% due 02/15/2043	6,417,459	5,556,534
0.75% due 02/15/2042	3,164,858	2,836,875
0.75% due 02/15/2045	8,407,675	7,425,575
0.88% due 02/15/2047	3,555,448	3,222,680
1.00% due 02/15/2046	7,361,142	6,898,196
1.00% due 02/15/2048	5,425,345	5,070,508

109

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Bonds (continued)
1.38% due 02/15/2044		$4,641,126	$4,743,799
1.75% due 01/15/2028		13,736,202	14,533,009
2.00% due 01/15/2026		4,464,123	4,757,060
2.13% due 02/15/2040		2,802,960	3,260,850
2.13% due 02/15/2041		4,806,717	5,621,856
2.38% due 01/15/2025		4,017,510	4,341,260
2.38% due 01/15/2027		5,006,920	5,514,432
2.50% due 01/15/2029		9,993,705	11,329,452
3.63% due 04/15/2028		22,474,224	27,499,905
3.88% due 04/15/2029		18,042,360	22,889,600

			135,501,591

United States Treasury Notes — 32.4%
United States Treasury Notes TIPS(7)
0.13% due 04/15/2019		24,239,025	23,937,615
0.13% due 04/15/2020		2,155,860	2,113,894
0.13% due 04/15/2021		21,221,520	20,655,336
0.13% due 01/15/2022		5,699,132	5,532,481
0.13% due 04/15/2022		16,815,114	16,251,107
0.13% due 07/15/2022		2,524,687	2,449,204
0.13% due 01/15/2023		27,940,970	26,911,123
0.13% due 07/15/2024		19,587,617	18,700,440
0.13% due 07/15/2026		6,720,147	6,290,600
0.25% due 01/15/2025		7,566,896	7,224,442
0.38% due 07/15/2023		8,135,250	7,927,028
0.38% due 07/15/2025		7,405,022	7,125,502
0.38% due 01/15/2027		5,998,300	5,676,360
0.38% due 07/15/2027		15,346,863	14,519,571
0.50% due 01/15/2028		11,768,755	11,180,624
0.63% due 04/15/2023		12,906,502	12,662,993
0.63% due 01/15/2024		8,113,875	7,955,407
0.63% due 01/15/2026		6,012,639	5,840,010
0.75% due 07/15/2028		16,291,206	15,858,683
1.13% due 01/15/2021		1,817,471	1,815,386

			220,627,806

Total U.S. Government Treasuries (cost $359,049,180)			356,129,397

FOREIGN GOVERNMENT OBLIGATIONS — 18.3%
Sovereign — 18.3%
Commonwealth of Australia Senior Notes 0.75% due 11/21/2027(7)	AUD	15,409,500	11,201,848
Commonwealth of Australia Senior Notes 2.50% due 09/20/2030(7)	AUD	3,274,425	2,842,628
Commonwealth of Australia Senior Notes 3.00% due 09/20/2025(7)	AUD	16,356,040	13,748,414
Federative Republic of Brazil Series F Notes 10.00% due 01/01/2019	BRL	7,000,000	1,889,155
Government of Canada Bonds 4.00% due 12/01/2031(7)	CAD	11,706,080	12,313,829
Government of Canada Bonds 4.25% due 12/01/2021(7)	CAD	23,579,908	19,569,735
Government of France Bonds 0.10% due 03/01/2025(7)	EUR	3,101,670	3,712,843
Government of France Bonds 2.10% due 07/25/2023(7)	EUR	5,954,918	7,768,317

Security Description	Principal Amount(1)/ Shares		Value (Note 2)

Sovereign (continued)
Government of New Zealand Senior Notes 2.00% due 09/20/2025(7)	NZD	22,455,300	$16,298,000
Kingdom of Spain Senior Notes 1.00% due 11/30/2030*(7)	EUR	7,776,675	9,367,113
Republic of Italy Senior Notes 0.10% due 05/15/2022*(7)	EUR	9,106,551	9,915,292
Republic of Italy Senior Notes 1.25% due 09/15/2032*(7)	EUR	2,074,420	2,052,547
Republic of Italy Bonds 2.10% due 09/15/2021*(7)	EUR	2,531,138	2,962,613
United Kingdom Inflation Linked Gilt Treasury Bonds 0.13% due 08/10/2028(7)	GBP	5,799,408	9,046,345
United Mexican States Bonds 2.50% due 12/10/2020(7)	MXN	42,865,307	2,021,438

Total Foreign Government Obligations
(cost $129,306,041)			124,710,117

PREFERRED SECURITIES — 0.0%
Diversified Banking Institutions — 0.0%
Banco Santander SA FRS 4.00% (3 ML+0.52%) (cost $238,831)		9,950	194,622

PREFERRED SECURITIES/CAPITAL SECURITIES — 3.9%
Banks - Commercial — 0.1%
Corestates Capital II FRS 3.09% (3 ML+0.65%) due 01/15/2027*		669,000	602,100

Banks - Money Center — 0.1%
BBVA Bancomer SA 5.13% due 01/18/2033*		1,145,000	956,075

Banks - Super Regional — 0.3%
SunTrust Capital III FRS 2.98% (3 ML+0.65%) due 03/15/2028		1,067,000	952,297
Wachovia Capital Trust II FRS 2.94% (3 ML+0.50%) due 01/15/2027		1,039,000	924,710

			1,877,007

Diversified Banking Institutions — 0.9%
BAC Capital Trust XIV FRS Series G 4.00% (3 ML+0.40%) due 12/21/2018(8)		3,161,000	2,477,434
Goldman Sachs Group, Inc. Series P 5.00% due 11/10/2022#(8)		2,539,000	2,234,320
HSBC Holdings PLC 6.00% due 05/22/2027(8)		1,018,000	926,380
Royal Bank of Scotland Group PLC 8.63% due 08/15/2021(8)		366,000	376,980

			6,015,114

110

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(1)/ Shares	Value (Note 2)

PREFERRED SECURITIES/CAPITAL SECURITIES (continued)
Electric - Integrated — 0.1%
WEC Energy Group, Inc. FRS 4.73% (3 ML+2.11%) due 05/15/2067	819,000	$702,293

Insurance - Life/Health — 0.9%
Prudential Financial, Inc. 4.50% due 09/15/2047#	7,000,000	6,195,000

Insurance - Multi-line — 0.5%
Genworth Holdings, Inc. FRS 4.62% (3 ML+2.00%) due 11/15/2066	800,000	472,000
Hartford Financial Services Group, Inc. FRS 4.74% (3 ML+2.13%) due 02/12/2067*	3,202,000	2,681,675

		3,153,675

Pipelines — 1.0%
Andeavor Logistics LP 6.88% due 02/15/2023(8)	1,271,000	1,169,320
Enbridge, Inc. 5.50% due 07/15/2077	2,670,000	2,288,811
Energy Transfer Partners LP 6.25% due 02/15/2023(8)	2,554,000	2,247,520
EnLink Midstream Partners LP 6.00% due 12/15/2022(8)	475,000	380,213
Enterprise Products Operating LLC 5.25% due 08/16/2077	859,000	730,671

		6,816,535

Total Preferred Securities/Capital Securities
(cost $29,208,611)		26,317,799

Total Long-Term Investment Securities
(cost $680,784,444)		666,719,267

SHORT-TERM INVESTMENT SECURITIES — 2.1%
Registered Investment Companies — 2.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(9)	9,892,513	9,892,513
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(9)(10)	4,107,740	4,107,740

Total Short-Term Investment Securities
(cost $14,000,253)		14,000,253

TOTAL INVESTMENTS
(cost $694,784,697)(11)	100.1%	680,719,520
Liabilities in excess of other assets	(0.1)	(478,638)

NET ASSETS	100.0%	$680,240,882

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $45,427,948 representing 6.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)	Commercial Mortgage Backed Security
(3)	Securities classified as Level 3 (see Note 2).
(4)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $9,635,000 representing 1.4% of net assets.
(5)

Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(6)	Collateralized Mortgage Obligation
(7)	Principal amount of security is adjusted for inflation.
(8)	Perpetual maturity — maturity date reflects the next call date.
(9)	The rate shown is the 7-day yield as of November 30, 2018.
(10)

At November 30, 2018, the Fund had loaned securities with a total value of $8,364,062. This was secured by collateral of $4,107,740, which was received in cash and subsequently invested in short-term investments currently valued at $4,107,740 as reported in the Portfolio of Investments. Additional collateral of $4,463,646 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	12/06/2018 to 03/21/2019	$267,952
United States Treasury Notes/Bonds	0.13% to 8.75%	01/31/2019 to 02/15/2047	4,195,694

(11)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

MXN—Mexican Peso

NZD—New Zealand Dollar

REMIC—Real Estate Mortgage Investment Conduit

TIPS—Treasury Inflation Protected Securities

VRS—Variable Rate Security

FRS—Floating Rate Security

The rates shown on FRS and VRS are the current interest rates at November 30, 2018 and unless noted otherwise, the dates shown are the original maturity dates.

Index Legend

1 ML—1 Month USD LIBOR

3 ML—3 Month USD LIBOR

CPIYOY—CPI Urban Consumers YoY NSA

111

VALIC Company I Inflation Protected Fund

PORTFOLIO OF INVESTMENTS —   November 30, 2018 (unaudited) —   (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Asset Backed Securities	$—	$26,123,759	$—	$26,123,759
U.S. Corporate Bonds & Notes:
Diversified Banking Institutions	—	49,460,268	1,349,425	50,809,693
Other Industries	—	38,018,551	—	38,018,551
Foreign Corporate Bonds & Notes:
Banks - Commercial	—	—	9,520,700	9,520,700
Diversified Banking Institutions	—	11,389,875	9,635,000	21,024,875
Other Industries	—	8,615,690	—	8,615,690
U.S. Government Agencies	—	5,254,064	—	5,254,064
U.S. Government Treasuries	—	356,129,397	—	356,129,397
Foreign Government Obligations	—	124,710,117	—	124,710,117
Preferred Securities	194,622	—	—	194,622
Preferred Securities/Capital Securities	—	26,317,799	—	26,317,799
Short-Term Investment Securities	14,000,253	—	—	14,000,253

Total Investment at Value	$14,194,875	$646,019,520	$20,505,125	$680,719,520

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
Balance as of 05/31/2018	$—	$18,372,760
Accrued Discounts	—	4,025
Accrued Premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	—	20,000
Change in unrealized depreciation(1)	(52,575)	(239,585)
Net purchases	1,402,000	998,500
Net sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3	—	—

Balance as of 11/30/2018	$1,349,425	$19,155,700

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2018 includes:

U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes
$(52,575)	$(219,585)

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2018.

The Fund’s securities classified as Level 3, with a fair value of $20,505,125 at November 30, 2018, are attributable to valuations from a single broker which were deemed to be indicative quotes (which do not necessarily represent prices the broker may be willing to trade on).

See Notes to Financial Statements

112

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Medical — Drugs	7.5%
Banks — Commercial	5.7
Diversified Banking Institutions	5.6
Oil Companies — Integrated	4.7
Auto — Cars/Light Trucks	3.1
Telephone — Integrated	2.6
Exchange — Traded Funds	2.6
Food — Misc./Diversified	2.6
Cosmetics & Toiletries	2.3
Registered Investment Companies	2.1
Insurance — Life/Health	2.1
Insurance — Multi-line	2.0
Electric — Integrated	1.9
Chemicals — Diversified	1.7
Real Estate Investment Trusts	1.7
Food — Retail	1.3
Transport — Rail	1.3
Real Estate Operations & Development	1.1
Repurchase Agreements	1.1
Tobacco	1.1
Diversified Minerals	1.1
Brewery	1.1
Metal — Diversified	1.1
Beverages — Wine/Spirits	1.0
Import/Export	1.0
Diversified Manufacturing Operations	1.0
Industrial Automated/Robotic	1.0
Electronic Components — Misc.	0.9
Medical — Biomedical/Gene	0.9
Machinery — Electrical	0.9
Enterprise Software/Service	0.9
Medical Products	0.9
Aerospace/Defense — Equipment	0.8
Chemicals — Specialty	0.8
Insurance — Property/Casualty	0.8
Gas — Distribution	0.8
Finance — Other Services	0.8
Cellular Telecom	0.7
Commercial Services	0.7
Semiconductor Equipment	0.7
Audio/Video Products	0.7
Soap & Cleaning Preparation	0.7
Auto/Truck Parts & Equipment — Original	0.7
Computer Services	0.7
Retail — Apparel/Shoe	0.6
Textile — Apparel	0.6
Insurance — Reinsurance	0.6
Diversified Operations	0.6
Building — Heavy Construction	0.6
Real Estate Management/Services	0.5
Transport — Services	0.5
Electric — Generation	0.5
Building Products — Cement	0.5
Food — Dairy Products	0.5
Investment Companies	0.5
Building & Construction — Misc.	0.5
Oil Companies — Exploration & Production	0.5
Rubber — Tires	0.4
Building & Construction Products — Misc.	0.4
Apparel Manufacturers	0.4
Machinery — Construction & Mining	0.4
Building — Residential/Commercial	0.4
Steel — Producers	0.4
Industrial Gases	0.4
Oil Refining & Marketing	0.4
Multimedia	0.4
Investment Management/Advisor Services	0.4
Electronic Components — Semiconductors	0.4
Telecom Services	0.4

Toys	0.4%
Aerospace/Defense	0.3
Retail — Jewelry	0.3
Athletic Footwear	0.3
Human Resources	0.3
Office Automation & Equipment	0.3
Food — Catering	0.3
Dialysis Centers	0.3
Paper & Related Products	0.3
Power Converter/Supply Equipment	0.3
Auto — Heavy Duty Trucks	0.3
Hotels/Motels	0.3
Public Thoroughfares	0.3
Machinery — General Industrial	0.2
Casino Hotels	0.2
Distribution/Wholesale	0.2
Semiconductor Components — Integrated Circuits	0.2
Transactional Software	0.2
Wireless Equipment	0.2
Coatings/Paint	0.2
Machinery — Farming	0.2
Building Products — Air & Heating	0.2
Finance — Investment Banker/Broker	0.2
Beverages — Non-alcoholic	0.2
Optical Supplies	0.2
Networking Products	0.2
Finance — Leasing Companies	0.2
Advertising Services	0.2
Machine Tools & Related Products	0.2
Diagnostic Equipment	0.2
Resorts/Theme Parks	0.2
Medical Instruments	0.2
Photo Equipment & Supplies	0.2
Electric — Distribution	0.2
Gold Mining	0.2
Gambling (Non-Hotel)	0.2
Electric — Transmission	0.2
Airport Development/Maintenance	0.1
Security Services	0.1
Water	0.1
Airlines	0.1
Electric Products — Misc.	0.1
Commercial Services — Finance	0.1
Medical — Generic Drugs	0.1
Publishing — Periodicals	0.1
Transport — Marine	0.1
Food — Confectionery	0.1
Electronic Security Devices	0.1
Entertainment Software	0.1
Energy — Alternate Sources	0.1
U.S. Government Treasuries	0.1
Computer Aided Design	0.1
Internet Content — Information/News	0.1
E-Commerce/Products	0.1
Computer Data Security	0.1
Casino Services	0.1
Advertising Agencies	0.1
Private Equity	0.1
Web Portals/ISP	0.1
Electronics — Military	0.1
Computers — Integrated Systems	0.1
Fisheries	0.1
Agricultural Chemicals	0.1
Retail — Convenience Store	0.1
Diversified Operations/Commercial Services	0.1
Containers — Paper/Plastic	0.1
Satellite Telecom	0.1
Rental Auto/Equipment	0.1
Bicycle Manufacturing	0.1

113

VALIC Company I International Equities Index Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Cruise Lines	0.1%
Retail — Home Furnishings	0.1
Pipelines	0.1
Computers — Memory Devices	0.1
Retail — Vision Service Center	0.1
Retail — Misc./Diversified	0.1
Printing — Commercial	0.1
Gas — Transportation	0.1
Metal Processors & Fabrication	0.1
Food — Meat Products	0.1
Tools — Hand Held	0.1
Retail — Discount	0.1
Travel Services	0.1
Applications Software	0.1
Diagnostic Kits	0.1
Steel Pipe & Tube	0.1
Internet Security	0.1
Retail — Building Products	0.1
Telecommunication Equipment	0.1
Miscellaneous Manufacturing	0.1
MRI/Medical Diagnostic Imaging	0.1
Building Products — Doors & Windows	0.1
Filtration/Separation Products	0.1
Metal Products — Distribution	0.1
Leisure Products	0.1
Motorcycle/Motor Scooter	0.1

101.2%

*	Calculated as a percentage of net assets

Country Allocation*

Japan	23.6%
United Kingdom	15.3
France	9.5
Germany	8.4
Switzerland	8.3
Australia	6.5
United States	5.9
Netherlands	4.2
Spain	2.9
Hong Kong	2.5
Sweden	2.3
Italy	1.8
Denmark	1.6
Singapore	1.2
Finland	1.2
Jersey	1.1
Belgium	1.0
Norway	0.7
Cayman Islands	0.6
Ireland	0.5
Israel	0.5
Bermuda	0.4
Luxembourg	0.3
SupraNational	0.2
Austria	0.2
New Zealand	0.2
Portugal	0.2
Papua New Guinea	0.1

101.2%

114

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 95.3%
Australia — 6.5%
AGL Energy, Ltd.	49,529	$681,008
Alumina, Ltd.	202,302	329,825
Amcor, Ltd.	90,318	888,214
AMP, Ltd.	226,329	403,112
APA Group	86,579	558,314
Aristocrat Leisure, Ltd.	44,028	761,620
ASX, Ltd.	15,296	676,604
Aurizon Holdings, Ltd.	153,937	475,418
AusNet Services	134,686	152,419
Australia & New Zealand Banking Group, Ltd.	220,638	4,334,889
Bank of Queensland, Ltd.	28,533	207,110
Bendigo & Adelaide Bank, Ltd.	34,438	269,267
BGP Holdings PLC†(1)(2)	835,027	182
BHP Billiton, Ltd.	245,334	5,451,728
BlueScope Steel, Ltd.	43,496	359,751
Boral, Ltd.	88,786	332,297
Brambles, Ltd.	120,069	904,111
Caltex Australia, Ltd.	20,939	422,165
Challenger, Ltd.	44,293	309,663
CIMIC Group, Ltd.	8,179	244,003
Coca-Cola Amatil, Ltd.	38,634	243,998
Cochlear, Ltd.	4,542	565,601
Coles Group, Ltd.†	86,946	744,157
Commonwealth Bank of Australia	133,562	6,966,732
Computershare, Ltd.	37,645	501,559
Crown Resorts, Ltd.	28,859	247,566
CSL, Ltd.	34,424	4,482,671
Dexus	74,005	566,600
Domino’s Pizza Enterprises, Ltd.#	4,663	157,224
Flight Centre Travel Group, Ltd.#	4,505	161,429
Fortescue Metals Group, Ltd.	119,217	348,628
Goodman Group	124,972	938,529
GPT Group	133,930	516,499
Harvey Norman Holdings, Ltd.#	42,370	97,903
Healthscope, Ltd.	124,918	206,397
Incitec Pivot, Ltd.	132,250	365,199
Insurance Australia Group, Ltd.	181,729	970,139
LendLease Group	43,808	406,403
Macquarie Group, Ltd.	24,560	2,066,942
Medibank Private, Ltd.	215,182	382,255
Mirvac Group	294,148	472,216
National Australia Bank, Ltd.	207,109	3,736,499
Newcrest Mining, Ltd.	59,695	906,641
Orica, Ltd.	29,723	382,010
Origin Energy, Ltd.†	134,338	636,393
QBE Insurance Group, Ltd.	105,694	876,857
Ramsay Health Care, Ltd.	10,600	421,720
REA Group, Ltd.	4,257	237,743
Rio Tinto, Ltd.	31,588	1,694,074
Santos, Ltd.	142,529	577,419
Scentre Group	405,621	1,157,479
SEEK, Ltd.	26,513	359,409
Sonic Healthcare, Ltd.	30,348	507,504
South32, Ltd.	400,166	912,511
Stockland	184,857	492,732
Suncorp Group, Ltd.	97,683	954,843
Sydney Airport	86,856	432,124
Tabcorp Holdings, Ltd.	148,882	468,851
Telstra Corp., Ltd.	312,883	670,987
TPG Telecom, Ltd.#	26,010	137,017
Transurban Group	199,348	1,660,885
Treasury Wine Estates, Ltd.	56,335	587,118
Vicinity Centres	259,653	507,338
Wesfarmers, Ltd.	86,946	2,010,082
Westpac Banking Corp.	259,594	4,940,693

Security Description	Shares	Value (Note 2)

Australia (continued)
Woodside Petroleum, Ltd.	71,364	$1,625,096
Woolworths Group, Ltd.	100,117	2,122,138

		68,186,510

Austria — 0.2%
ANDRITZ AG	5,819	280,049
Erste Group Bank AG	22,163	874,812
OMV AG	11,482	582,350
Raiffeisen Bank International AG	11,303	333,889
voestalpine AG	8,856	294,604

		2,365,704

Belgium — 1.0%
Ageas	14,223	686,906
Anheuser-Busch InBev SA#	57,989	4,463,329
Colruyt SA	5,107	326,401
Groupe Bruxelles Lambert SA	6,455	581,314
KBC Group NV	19,186	1,380,774
Proximus SADP	12,086	334,547
Solvay SA	5,696	616,285
Telenet Group Holding NV	4,203	208,574
UCB SA	9,951	836,773
Umicore SA	16,021	695,626

		10,130,529

Bermuda — 0.4%
CK Infrastructure Holdings, Ltd.	50,500	384,012
Dairy Farm International Holdings, Ltd.	26,026	229,210
Hongkong Land Holdings, Ltd.	89,800	584,970
Jardine Matheson Holdings, Ltd.	16,486	1,091,812
Jardine Strategic Holdings, Ltd.	16,561	639,109
Kerry Properties, Ltd.	50,000	172,168
Li & Fung, Ltd.#	456,000	93,673
NWS Holdings, Ltd.	116,000	244,160
Shangri-La Asia, Ltd.	82,000	116,321
Yue Yuen Industrial Holdings, Ltd.	56,500	164,281

		3,719,716

Cayman Islands — 0.6%
ASM Pacific Technology, Ltd.	23,200	237,990
CK Asset Holdings, Ltd.	198,808	1,436,112
CK Hutchison Holdings, Ltd.	205,808	2,157,087
Melco Resorts & Entertainment, Ltd. ADR	18,882	341,198
MGM China Holdings, Ltd.#	74,800	128,435
Minth Group, Ltd.	55,629	187,668
Sands China, Ltd.	190,000	826,464
WH Group, Ltd.*	666,500	486,345
Wharf Real Estate Investment Co., Ltd.	93,000	560,943
Wynn Macau, Ltd.	123,200	281,907

		6,644,149

Denmark — 1.6%
AP Moller-Maersk A/S, Series A	302	399,600
AP Moller-Maersk A/S, Series B#	487	693,214
Carlsberg A/S, Class B	8,160	903,791
Chr. Hansen Holding A/S	7,586	685,106
Coloplast A/S, Class B	8,844	843,499
Danske Bank A/S	56,193	1,122,012
DSV A/S	14,372	1,099,975
Genmab A/S†	4,680	711,316
H. Lundbeck A/S	5,263	216,883
ISS A/S	12,692	411,555
Novo Nordisk A/S, Class B	138,508	6,455,853
Novozymes A/S, Class B	17,028	793,186
Orsted A/S*	14,286	931,192
Pandora A/S#	8,411	454,403

115

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Denmark (continued)
Tryg A/S	8,541	$213,002
Vestas Wind Systems A/S	14,897	1,115,868
William Demant Holding A/S†#	7,696	224,805

		17,275,260

Finland — 1.2%
Elisa Oyj	11,489	460,825
Fortum Oyj	35,081	731,534
Kone Oyj, Class B	26,180	1,297,352
Metso Oyj	8,920	255,071
Neste Oyj	10,032	784,876
Nokia Oyj	429,687	2,370,786
Nokian Renkaat Oyj	8,985	287,697
Nordea Bank Abp	232,041	2,059,239
Orion Oyj, Class B	7,933	265,627
Sampo Oyj, Class A	34,288	1,531,212
Stora Enso Oyj, Class R	43,889	559,630
UPM-Kymmene Oyj	40,729	1,085,678
Wartsila Oyj Abp	35,181	573,367

		12,262,894

France — 9.5%
Accor SA	13,526	600,559
Aeroports de Paris#	2,358	458,536
Air Liquide SA	32,340	3,910,353
Alstom SA	11,761	516,270
Amundi SA*	4,575	262,223
Arkema SA	5,087	482,987
Atos SE	7,157	610,059
AXA SA	146,800	3,578,052
BioMerieux	3,083	217,826
BNP Paribas SA	85,525	4,307,428
Bollore SA	67,322	295,728
Bouygues SA	16,706	642,712
Bureau Veritas SA	20,471	453,459
Capgemini SE	12,155	1,419,033
Carrefour SA	42,830	772,191
Casino Guichard Perrachon SA#	4,479	202,485
Cie de Saint-Gobain	37,729	1,398,855
Cie Generale des Etablissements Michelin SCA	13,083	1,369,959
CNP Assurances	13,685	314,012
Covivio	2,799	273,162
Credit Agricole SA	84,996	1,056,039
Danone SA	46,941	3,513,139
Dassault Aviation SA	173	264,473
Dassault Systemes SE	9,807	1,181,785
Edenred	17,948	686,484
Eiffage SA	6,095	581,542
Electricite de France SA	44,632	735,390
Engie SA	138,795	1,957,735
EssilorLuxottica SA	15,662	1,989,411
Eurazeo SE	3,693	277,092
Eutelsat Communications SA	12,083	258,011
Faurecia SA	5,730	224,766
Gecina SA	3,521	493,594
Getlink	37,353	485,674
Hermes International	2,410	1,309,336
ICADE	2,951	233,950
Iliad SA	2,096	283,711
Imerys SA	2,729	146,509
Ingenico Group SA	4,250	307,233
Ipsen SA	2,850	367,635
JCDecaux SA	5,304	180,246
Kering SA	5,755	2,520,522
Klepierre SA	15,797	518,635

Security Description	Shares	Value (Note 2)

France (continued)
L’Oreal SA	19,104	$4,515,973
Legrand SA	20,636	1,264,180
LVMH Moet Hennessy Louis Vuitton SE#	21,271	6,121,406
Natixis SA	73,401	407,384
Orange SA	151,593	2,606,848
Pernod Ricard SA#	16,270	2,602,492
Peugeot SA	44,558	979,526
Publicis Groupe SA	15,466	917,225
Remy Cointreau SA	1,912	221,536
Renault SA	14,551	1,023,103
Rexel SA	23,208	278,488
Safran SA	25,265	3,169,891
Sanofi	86,166	7,798,507
Schneider Electric SE	41,636	3,031,880
SCOR SE	13,018	625,925
SEB SA	1,712	246,501
Societe BIC SA	2,293	246,325
Societe Generale SA	58,498	2,154,296
Sodexo SA	6,886	713,222
Suez	27,947	416,170
Teleperformance	4,394	729,461
Thales SA	7,968	980,499
TOTAL SA	182,397	10,153,697
Ubisoft Entertainment SA†	5,994	490,880
Valeo SA	18,041	518,076
Veolia Environnement SA	40,591	867,087
Vinci SA	38,207	3,345,027
Vivendi SA	77,792	1,942,072
Wendel SA	2,211	268,711

		100,295,189

Germany — 8.4%
1&1 Drillisch AG	4,022	201,873
adidas AG	14,359	3,167,050
Allianz SE	33,672	7,111,634
Axel Springer SE	3,159	201,432
BASF SE	70,019	5,100,290
Bayer AG	71,090	5,192,152
Bayerische Motoren Werke AG	25,002	2,044,031
Bayerische Motoren Werke AG (Preference Shares)	4,268	309,885
Beiersdorf AG	8,023	858,117
Brenntag AG	11,954	552,644
Commerzbank AG†	76,465	658,587
Continental AG	8,490	1,270,687
Covestro AG*	14,695	845,335
Daimler AG	69,501	3,909,919
Delivery Hero SE†*	7,040	258,330
Deutsche Bank AG	149,819	1,368,115
Deutsche Boerse AG	14,564	1,861,478
Deutsche Lufthansa AG	18,828	457,778
Deutsche Post AG	75,261	2,393,424
Deutsche Telekom AG	252,380	4,425,574
Deutsche Wohnen SE	26,949	1,292,176
E.ON SE	166,642	1,701,149
Evonik Industries AG	12,313	330,753
Fraport AG Frankfurt Airport Services Worldwide	2,972	218,534
Fresenius Medical Care AG & Co. KGaA	16,230	1,319,833
Fresenius SE & Co. KGaA	31,586	1,792,909
Fuchs Petrolub SE (Preference Shares)	5,792	239,560
GEA Group AG	14,246	384,680
Hannover Rueck SE	4,797	666,428
HeidelbergCement AG	11,196	743,964
Henkel AG & Co. KGaA	8,138	838,076
Henkel AG & Co. KGaA (Preference Shares)	13,597	1,568,761
HOCHTIEF AG	1,568	222,483

116

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Germany (continued)
HUGO BOSS AG	5,210	$359,683
Infineon Technologies AG	86,414	1,810,439
Innogy SE*	10,525	481,334
K+S AG	13,787	241,957
KION Group AG	5,376	301,205
LANXESS AG	6,662	365,424
MAN SE	2,793	285,617
Merck KGaA	10,031	1,106,149
METRO AG	12,925	198,364
MTU Aero Engines AG	3,896	810,514
Muenchener Rueckversicherungs-Gesellschaft AG	11,399	2,473,184
OSRAM Licht AG	7,527	344,681
Porsche Automobil Holding SE (Preference Shares)	11,683	747,662
ProSiebenSat.1 Media SE	17,080	346,553
Puma SE	636	319,047
RWE AG	38,499	832,359
SAP SE	74,857	7,699,710
Sartorius AG (Preference Shares)	2,710	346,325
Schaeffler AG (Preference Shares)	12,778	109,964
Siemens AG	58,250	6,746,600
Siemens Healthineers AG†*	11,408	493,895
Symrise AG	9,627	776,693
Telefonica Deutschland Holding AG	56,867	230,799
thyssenkrupp AG	33,940	635,057
TUI AG	33,617	478,819
Uniper SE	15,193	390,587
United Internet AG	9,359	421,333
Volkswagen AG	2,476	408,916
Volkswagen AG (Preference Shares)	14,054	2,368,548
Vonovia SE	37,014	1,790,964
Wirecard AG	8,922	1,349,065
Zalando SE†*	8,449	262,095

		89,041,183

Hong Kong — 2.5%
AIA Group, Ltd.	917,800	7,527,982
Bank of East Asia, Ltd.	91,800	309,940
BOC Hong Kong Holdings, Ltd.	284,500	1,112,597
CLP Holdings, Ltd.	127,000	1,399,939
Galaxy Entertainment Group, Ltd.	182,000	1,124,942
Hang Lung Group, Ltd.	65,000	180,271
Hang Lung Properties, Ltd.	157,000	317,833
Hang Seng Bank, Ltd.	58,500	1,354,152
Henderson Land Development Co., Ltd.	99,938	513,420
Hong Kong & China Gas Co., Ltd.	703,924	1,419,646
Hong Kong Exchanges & Clearing, Ltd.	90,000	2,635,868
Hysan Development Co., Ltd.	47,000	224,653
Link REIT	167,500	1,594,754
MTR Corp., Ltd.	111,500	578,544
New World Development Co., Ltd.	436,000	586,144
PCCW, Ltd.	317,000	185,959
Power Assets Holdings, Ltd.	108,000	731,539
Sino Land Co., Ltd.	230,000	395,622
SJM Holdings, Ltd.	151,000	136,034
Sun Hung Kai Properties, Ltd.	122,500	1,750,218
Swire Pacific, Ltd., Class A	41,000	453,240
Swire Properties, Ltd.	90,800	317,367
Techtronic Industries Co., Ltd.	107,500	581,511
Wharf Holdings, Ltd.	93,000	249,637
Wheelock & Co., Ltd.	62,000	356,886

		26,038,698

Ireland — 0.5%
AIB Group PLC	61,793	271,344
Bank of Ireland Group PLC	72,372	458,282

Security Description	Shares	Value (Note 2)

Ireland (continued)
CRH PLC	63,789	$1,762,900
DCC PLC	6,768	511,264
James Hardie Industries PLC CDI	33,930	397,675
Kerry Group PLC, Class A	12,098	1,250,578
Paddy Power Betfair PLC	6,479	582,557
Smurfit Kappa Group PLC	17,156	463,599

		5,698,199

Isle of Man — 0.0%
GVC Holdings PLC	41,433	391,515

Israel — 0.5%
Azrieli Group, Ltd.	2,835	142,465
Bank Hapoalim B.M.	83,519	574,455
Bank Leumi Le-Israel B.M.	104,803	689,416
Bezeq The Israeli Telecommunication Corp., Ltd.	151,008	174,710
Check Point Software Technologies, Ltd.†	9,953	1,112,845
Elbit Systems, Ltd.	1,778	218,820
Israel Chemicals, Ltd.	54,467	320,909
Mizrahi Tefahot Bank, Ltd.	10,898	198,322
NICE, Ltd.†	4,621	536,756
Teva Pharmaceutical Industries, Ltd. ADR	73,740	1,588,360

		5,557,058

Italy — 1.8%
Assicurazioni Generali SpA	89,354	1,510,370
Atlantia SpA	37,666	773,645
Davide Campari-Milano SpA	43,370	362,450
Enel SpA	620,097	3,364,281
Eni SpA	194,666	3,140,470
Intesa Sanpaolo SpA	1,134,376	2,631,917
Leonardo SpA	31,206	309,038
Luxottica Group SpA	13,293	775,188
Mediobanca Banca di Credito Finanziario SpA	47,292	418,191
Moncler SpA	13,639	445,950
Pirelli & C SpA†*	30,626	216,068
Poste Italiane SpA*	39,914	303,890
Prysmian SpA	18,311	335,399
Recordati SpA	7,907	254,875
Snam SpA	174,196	763,592
Telecom Italia SpA†	863,229	562,117
Telecom Italia SpA (RSP)	482,839	272,599
Terna Rete Elettrica Nazionale SpA#	108,462	606,521
UniCredit SpA	152,406	1,966,243

		19,012,804

Japan — 23.6%
ABC-Mart, Inc.#	2,500	140,510
Acom Co., Ltd.#	31,600	116,083
Aeon Co., Ltd.	46,800	1,121,815
AEON Financial Service Co., Ltd.	8,700	168,612
Aeon Mall Co., Ltd.	8,800	158,224
AGC, Inc.	14,200	482,236
Air Water, Inc.	12,300	199,218
Aisin Seiki Co., Ltd.	12,400	490,836
Ajinomoto Co., Inc.	35,100	606,825
Alfresa Holdings Corp.	13,800	368,834
Alps Electric Co., Ltd.	15,202	352,345
Amada Holdings Co., Ltd.	26,600	288,909
ANA Holdings, Inc.	9,300	331,888
Aozora Bank, Ltd.	8,900	292,616
Asahi Group Holdings, Ltd.	27,700	1,160,074
Asahi Kasei Corp.	97,700	1,070,547
Asics Corp.	12,500	180,072
Astellas Pharma, Inc.	143,400	2,203,773
Bandai Namco Holdings, Inc.	15,100	634,914

117

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Bank of Kyoto, Ltd.	4,000	$192,397
Benesse Holdings, Inc.	5,100	151,407
Bridgestone Corp.	46,400	1,881,352
Brother Industries, Ltd.	18,500	309,481
Calbee, Inc.	5,700	188,803
Canon, Inc.	76,800	2,177,699
Casio Computer Co., Ltd.	16,500	230,228
Central Japan Railway Co.	10,900	2,246,078
Chiba Bank, Ltd.	45,900	301,482
Chubu Electric Power Co., Inc.	46,600	698,702
Chugai Pharmaceutical Co., Ltd.	17,500	1,198,504
Chugoku Electric Power Co., Inc.	21,300	269,158
Coca-Cola Bottlers Japan Holdings, Inc.	9,402	269,185
Concordia Financial Group, Ltd.	90,000	422,895
Credit Saison Co., Ltd.	11,500	147,713
CyberAgent, Inc.	7,749	353,724
CYBERDYNE, Inc.†	7,721	55,005
Dai Nippon Printing Co., Ltd.	19,600	453,629
Dai-ichi Life Holdings, Inc.	81,300	1,418,027
Daicel Corp.	20,400	228,234
Daifuku Co., Ltd.	7,491	383,409
Daiichi Sankyo Co., Ltd.	43,200	1,585,820
Daikin Industries, Ltd.	18,900	2,101,620
Daito Trust Construction Co., Ltd.	5,600	731,962
Daiwa House Industry Co., Ltd.	43,000	1,355,182
Daiwa House REIT Investment Corp.	129	292,399
Daiwa Securities Group, Inc.	128,900	714,294
DeNA Co., Ltd.	8,000	148,484
Denso Corp.	33,200	1,534,602
Dentsu, Inc.	16,400	733,974
Disco Corp.	2,200	320,751
Don Quijote Holdings Co., Ltd.	9,300	564,489
East Japan Railway Co.	23,600	2,145,549
Eisai Co., Ltd.	19,100	1,758,590
Electric Power Development Co., Ltd.	11,000	283,152
FamilyMart UNY Holdings Co., Ltd.	4,800	681,520
FANUC Corp.	14,700	2,533,772
Fast Retailing Co., Ltd.	4,400	2,288,473
Fuji Electric Co., Ltd.	8,700	273,228
FUJIFILM Holdings Corp.	29,500	1,172,880
Fujitsu, Ltd.	15,100	929,425
Fukuoka Financial Group, Inc.	11,700	267,100
Hakuhodo DY Holdings, Inc.	18,300	280,420
Hamamatsu Photonics KK	10,800	376,077
Hankyu Hanshin Holdings, Inc.	17,800	603,709
Hikari Tsushin, Inc.	1,600	255,261
Hino Motors, Ltd.	19,700	201,313
Hirose Electric Co., Ltd.	2,535	267,526
Hisamitsu Pharmaceutical Co., Inc.	4,400	281,020
Hitachi Chemical Co., Ltd.	8,100	129,047
Hitachi Construction Machinery Co., Ltd.	8,500	234,749
Hitachi High-Technologies Corp.	4,700	167,641
Hitachi Metals, Ltd.	17,400	196,067
Hitachi, Ltd.	73,600	2,131,849
Honda Motor Co., Ltd.	124,300	3,507,644
Hoshizaki Corp.	4,200	326,105
Hoya Corp.	29,400	1,804,735
Hulic Co., Ltd.	23,000	210,316
Idemitsu Kosan Co., Ltd.	10,500	382,363
IHI Corp.	11,900	362,194
Iida Group Holdings Co., Ltd.	11,300	199,391
Inpex Corp.	78,000	829,277
Isetan Mitsukoshi Holdings, Ltd.	26,100	301,892
Isuzu Motors, Ltd.	42,000	598,362
ITOCHU Corp.	107,900	1,917,701

Security Description	Shares	Value (Note 2)

Japan (continued)
J. Front Retailing Co., Ltd.	18,700	$256,239
Japan Airlines Co., Ltd.	9,500	342,624
Japan Airport Terminal Co., Ltd.	3,200	124,318
Japan Exchange Group, Inc.	40,700	733,848
Japan Post Bank Co., Ltd.	31,700	370,453
Japan Post Holdings Co., Ltd.	122,800	1,495,445
Japan Prime Realty Investment Corp.	60	234,418
Japan Real Estate Investment Corp.	99	547,033
Japan Retail Fund Investment Corp.	193	370,365
Japan Tobacco, Inc.	84,000	2,089,363
JFE Holdings, Inc.	38,700	682,778
JGC Corp.	15,300	223,648
JSR Corp.	13,900	223,818
JTEKT Corp.	15,900	202,426
JXTG Holdings, Inc.	248,700	1,505,275
Kajima Corp.	33,600	465,392
Kakaku.com, Inc.	11,500	231,591
Kamigumi Co., Ltd.	8,000	179,746
Kaneka Corp.	4,200	157,248
Kansai Electric Power Co., Inc.	55,300	830,121
Kansai Paint Co., Ltd.	15,500	290,697
Kao Corp.	37,600	2,770,462
Kawasaki Heavy Industries, Ltd.	11,200	260,943
KDDI Corp.	135,100	3,170,562
Keihan Holdings Co., Ltd.	7,700	321,526
Keikyu Corp.	17,599	280,974
Keio Corp.	7,900	437,052
Keisei Electric Railway Co., Ltd.	10,100	327,593
Keyence Corp.	7,400	4,015,681
Kikkoman Corp.	10,600	618,174
Kintetsu Group Holdings Co., Ltd.	13,300	554,418
Kirin Holdings Co., Ltd.	62,900	1,476,708
Kobayashi Pharmaceutical Co., Ltd.	3,601	250,828
Kobe Steel, Ltd.	23,900	196,649
Koito Manufacturing Co., Ltd.	8,000	429,194
Komatsu, Ltd.	70,400	1,881,013
Konami Holdings Corp.	7,800	350,925
Konica Minolta, Inc.	38,100	343,023
Kose Corp.	2,279	340,290
Kubota Corp.	75,300	1,285,963
Kuraray Co., Ltd.	24,100	374,509
Kurita Water Industries, Ltd.	7,900	212,105
Kyocera Corp.	24,500	1,323,096
Kyowa Hakko Kirin Co., Ltd.	19,400	397,690
Kyushu Electric Power Co., Inc.	29,100	341,807
Kyushu Railway Co.	12,300	406,508
Lawson, Inc.	3,700	242,230
LINE Corp.†#	5,500	195,077
Lion Corp.	16,900	333,340
LIXIL Group Corp.	20,800	269,766
M3, Inc.	32,800	533,783
Mabuchi Motor Co., Ltd.	3,600	125,428
Makita Corp.	16,900	663,256
Marubeni Corp.	120,300	899,003
Marui Group Co., Ltd.	15,800	340,730
Maruichi Steel Tube, Ltd.	3,500	103,969
Mazda Motor Corp.	42,700	455,424
McDonald’s Holdings Co. Japan, Ltd.#	5,000	224,199
Mebuki Financial Group, Inc.	71,700	216,808
Medipal Holdings Corp.	12,900	296,729
MEIJI Holdings Co., Ltd.	9,300	731,613
Minebea Mitsumi, Inc.	28,700	465,713
MISUMI Group, Inc.	20,900	477,282
Mitsubishi Chemical Holdings Corp.	97,800	800,045
Mitsubishi Corp.	103,000	2,780,362

118

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Electric Corp.	139,200	$1,838,635
Mitsubishi Estate Co., Ltd.	90,200	1,447,587
Mitsubishi Gas Chemical Co., Inc.	12,500	205,451
Mitsubishi Heavy Industries, Ltd.	23,800	905,119
Mitsubishi Materials Corp.	8,500	239,223
Mitsubishi Motors Corp.	51,100	314,971
Mitsubishi Tanabe Pharma Corp.	17,500	268,709
Mitsubishi UFJ Financial Group, Inc.	903,900	4,932,226
Mitsubishi UFJ Lease & Finance Co., Ltd.	31,100	169,589
Mitsui & Co., Ltd.	126,200	1,983,307
Mitsui Chemicals, Inc.	14,300	365,041
Mitsui Fudosan Co., Ltd.	68,900	1,647,919
Mitsui OSK Lines, Ltd.	8,499	199,831
Mizuho Financial Group, Inc.	1,834,700	3,044,691
MS&AD Insurance Group Holdings, Inc.	36,200	1,099,201
Murata Manufacturing Co., Ltd.	13,700	2,109,622
Nabtesco Corp.	8,900	246,471
Nagoya Railroad Co., Ltd.	12,700	318,471
NEC Corp.	20,400	632,798
Nexon Co., Ltd.†	33,600	397,227
NGK Insulators, Ltd.	20,400	302,455
NGK Spark Plug Co., Ltd.	12,100	248,577
NH Foods, Ltd.	6,200	230,054
Nidec Corp.	17,000	2,264,370
Nikon Corp.	26,700	419,062
Nintendo Co., Ltd.	8,500	2,593,962
Nippon Building Fund, Inc.	107	666,423
Nippon Electric Glass Co., Ltd.	5,900	158,525
Nippon Express Co., Ltd.	5,700	343,461
Nippon Paint Holdings Co., Ltd.#	11,200	397,128
Nippon Prologis REIT, Inc.	138	285,848
Nippon Steel & Sumitomo Metal Corp.	58,100	1,063,419
Nippon Telegraph & Telephone Corp.	52,700	2,172,717
Nippon Yusen KK	12,500	212,197
Nissan Chemical Corp.	9,300	505,092
Nissan Motor Co., Ltd.	178,000	1,564,556
Nisshin Seifun Group, Inc.	16,500	346,672
Nissin Foods Holdings Co., Ltd.	4,500	290,578
Nitori Holdings Co., Ltd.	6,000	804,171
Nitto Denko Corp.	12,300	672,904
NOK Corp.	7,300	110,674
Nomura Holdings, Inc.	264,400	1,185,414
Nomura Real Estate Holdings, Inc.	9,700	191,676
Nomura Real Estate Master Fund, Inc.	274	366,294
Nomura Research Institute, Ltd.	8,500	374,983
NSK, Ltd.	29,500	277,289
NTT Data Corp.	47,700	554,676
NTT DOCOMO, Inc.	100,900	2,336,393
Obayashi Corp.	50,200	500,960
OBIC Co., Ltd.	4,900	423,809
Odakyu Electric Railway Co., Ltd.	22,399	502,360
Oji Holdings Corp.	61,500	359,957
Olympus Corp.	22,100	622,499
Omron Corp.	14,600	642,385
Ono Pharmaceutical Co., Ltd.	29,000	701,921
Oracle Corp. Japan	2,800	181,919
Oriental Land Co., Ltd.	15,200	1,513,289
ORIX Corp.	100,100	1,620,875
Osaka Gas Co., Ltd.	29,200	532,219
Otsuka Corp.	7,200	242,477
Otsuka Holdings Co., Ltd.	29,700	1,449,155
Panasonic Corp.	167,430	1,717,590
Park24 Co., Ltd.	7,800	210,706
Persol Holdings Co., Ltd.#	13,474	252,567
Pola Orbis Holdings, Inc.	6,732	190,247

Security Description	Shares	Value (Note 2)

Japan (continued)
Rakuten, Inc.	65,600	$528,198
Recruit Holdings Co., Ltd.	83,183	2,290,664
Renesas Electronics Corp.†	64,000	304,199
Resona Holdings, Inc.	167,100	886,592
Ricoh Co., Ltd.	51,200	497,048
Rinnai Corp.	2,700	193,726
Rohm Co., Ltd.	7,200	501,079
Ryohin Keikaku Co., Ltd.	1,814	490,527
Sankyo Co., Ltd.	3,600	144,044
Santen Pharmaceutical Co., Ltd.	28,600	489,537
SBI Holdings, Inc.	17,100	388,051
Secom Co., Ltd.	15,900	1,345,509
Sega Sammy Holdings, Inc.	14,100	200,014
Seibu Holdings, Inc.	16,800	310,678
Seiko Epson Corp.	21,500	341,682
Sekisui Chemical Co., Ltd.	30,000	486,808
Sekisui House, Ltd.	46,400	699,382
Seven & i Holdings Co., Ltd.	56,900	2,483,196
Seven Bank, Ltd.	46,700	144,857
SG Holdings Co., Ltd.	7,228	177,571
Sharp Corp.	13,300	197,306
Shimadzu Corp.	17,000	397,821
Shimamura Co., Ltd.	1,600	136,218
Shimano, Inc.	5,700	834,818
Shimizu Corp.	40,200	345,097
Shin-Etsu Chemical Co., Ltd.	28,000	2,499,934
Shinsei Bank, Ltd.	12,700	174,446
Shionogi & Co., Ltd.	21,400	1,416,378
Shiseido Co., Ltd.	29,000	1,847,343
Shizuoka Bank, Ltd.	34,500	309,699
Showa Denko KK#	10,300	412,853
Showa Shell Sekiyu KK	14,600	226,432
SMC Corp.	4,400	1,491,539
SoftBank Group Corp.	62,900	5,278,469
Sohgo Security Services Co., Ltd.	5,500	258,856
Sompo Holdings, Inc.	25,400	982,070
Sony Corp.	96,400	5,103,129
Sony Financial Holdings, Inc.	13,700	287,508
Stanley Electric Co., Ltd.	11,000	320,266
Subaru Corp.	46,600	1,036,338
SUMCO Corp.#	17,804	272,906
Sumitomo Chemical Co., Ltd.	116,400	631,656
Sumitomo Corp.	85,900	1,320,328
Sumitomo Dainippon Pharma Co., Ltd.	12,300	402,955
Sumitomo Electric Industries, Ltd.	57,600	808,737
Sumitomo Heavy Industries, Ltd.	8,500	281,923
Sumitomo Metal Mining Co., Ltd.	18,100	527,416
Sumitomo Mitsui Financial Group, Inc.	102,300	3,756,268
Sumitomo Mitsui Trust Holdings, Inc.	25,100	1,007,103
Sumitomo Realty & Development Co., Ltd.	27,500	1,019,861
Sumitomo Rubber Industries, Ltd.#	13,600	181,864
Sundrug Co., Ltd.	5,680	192,488
Suntory Beverage & Food, Ltd.	10,900	457,319
Suzuken Co., Ltd.	5,900	317,755
Suzuki Motor Corp.	25,900	1,290,266
Sysmex Corp.	12,700	677,770
T&D Holdings, Inc.	41,600	591,656
Taiheiyo Cement Corp.	9,200	311,219
Taisei Corp.	15,900	699,450
Taisho Pharmaceutical Holdings Co., Ltd.	2,700	312,064
Taiyo Nippon Sanso Corp.	9,900	166,841
Takashimaya Co., Ltd.	11,400	165,798
Takeda Pharmaceutical Co., Ltd.#	54,100	2,041,335
TDK Corp.	9,900	789,440
Teijin, Ltd.	14,500	250,507

119

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Japan (continued)
Terumo Corp.	23,100	$1,360,380
THK Co., Ltd.	8,700	199,345
Tobu Railway Co., Ltd.	15,000	429,682
Toho Co., Ltd.	8,600	299,383
Toho Gas Co., Ltd.	6,200	250,698
Tohoku Electric Power Co., Inc.	32,200	420,956
Tokio Marine Holdings, Inc.	51,300	2,534,820
Tokyo Century Corp.	3,216	153,695
Tokyo Electric Power Co. Holdings, Inc.†	114,300	693,765
Tokyo Electron, Ltd.	11,900	1,664,207
Tokyo Gas Co., Ltd.	31,000	798,657
Tokyo Tatemono Co., Ltd.	15,800	180,110
Tokyu Corp.	40,200	699,777
Tokyu Fudosan Holdings Corp.	37,700	212,390
Toppan Printing Co., Ltd.	19,400	312,631
Toray Industries, Inc.	106,700	837,388
Toshiba Corp.†	50,000	1,550,456
Tosoh Corp.	19,700	277,887
TOTO, Ltd.	10,700	414,627
Toyo Seikan Group Holdings, Ltd.	12,500	284,841
Toyo Suisan Kaisha, Ltd.	6,200	212,465
Toyoda Gosei Co., Ltd.	4,900	94,318
Toyota Industries Corp.	11,100	569,105
Toyota Motor Corp.	174,500	10,502,626
Toyota Tsusho Corp.	16,500	569,793
Trend Micro, Inc.	9,400	539,083
Tsuruha Holdings, Inc.	2,704	266,971
Unicharm Corp.	30,800	964,871
United Urban Investment Corp.	229	364,536
USS Co., Ltd.	17,499	310,715
West Japan Railway Co.	12,900	898,790
Yahoo Japan Corp.	112,800	322,953
Yakult Honsha Co., Ltd.	8,400	632,692
Yamada Denki Co., Ltd.	52,300	253,010
Yamaguchi Financial Group, Inc.	14,100	146,139
Yamaha Corp.	10,500	452,319
Yamaha Motor Co., Ltd.	20,600	423,741
Yamato Holdings Co., Ltd.#	23,500	621,222
Yamazaki Baking Co., Ltd.	9,300	195,233
Yaskawa Electric Corp.	18,400	574,498
Yokogawa Electric Corp.	16,500	303,211
Yokohama Rubber Co., Ltd.	7,700	161,170
ZOZO, Ltd.	14,693	327,149

		249,194,370

Jersey — 1.1%
Experian PLC	70,234	1,712,836
Ferguson PLC	17,711	1,138,501
Glencore PLC	881,071	3,261,975
Randgold Resources, Ltd.	6,898	552,292
Shire PLC	69,481	4,043,367
WPP PLC	96,767	1,070,135

		11,779,106

Luxembourg — 0.3%
ArcelorMittal	50,623	1,148,563
Eurofins Scientific SE	836	363,818
Millicom International Cellular SA SDR	5,199	306,921
RTL Group SA	3,073	184,274
SES SA FDR	27,523	596,704
Tenaris SA	37,289	450,833

		3,051,113

Mauritius — 0.0%
Golden Agri-Resources, Ltd.	556,200	99,712

Security Description	Shares	Value (Note 2)

Netherlands — 4.2%
ABN AMRO Group NV CVA*	31,890	$816,716
Aegon NV	133,477	743,594
AerCap Holdings NV†	9,536	504,168
Airbus SE	44,314	4,771,166
Akzo Nobel NV	19,211	1,619,330
ASML Holding NV	31,305	5,322,944
CNH Industrial NV	77,853	758,536
EXOR NV#	7,930	466,130
Ferrari NV	9,371	1,024,977
Fiat Chrysler Automobiles NV†	81,599	1,351,720
Heineken Holding NV	9,107	807,275
Heineken NV	19,748	1,807,632
ING Groep NV	295,710	3,599,828
Koninklijke Ahold Delhaize NV	95,348	2,459,430
Koninklijke DSM NV	13,734	1,226,615
Koninklijke KPN NV	260,489	773,667
Koninklijke Philips NV	71,084	2,690,826
Koninklijke Vopak NV	5,559	244,071
NN Group NV	22,870	973,741
NXP Semiconductors NV	26,399	2,200,885
QIAGEN NV†	16,261	573,627
Randstad NV	9,054	440,894
STMicroelectronics NV	52,110	767,260
Unilever NV CVA	118,072	6,557,016
Wolters Kluwer NV	22,275	1,344,950

		43,846,998

New Zealand — 0.2%
a2 Milk Co., Ltd.†#	55,931	398,137
Auckland International Airport, Ltd.	77,050	382,634
Fisher & Paykel Healthcare Corp., Ltd.	43,124	396,283
Fletcher Building, Ltd.†#	67,534	221,745
Meridian Energy, Ltd.	96,738	220,145
Ryman Healthcare, Ltd.	29,879	238,082
Spark New Zealand, Ltd.	144,809	422,052

		2,279,078

Norway — 0.7%
Aker BP ASA	8,199	233,461
DNB ASA	74,492	1,283,844
Equinor ASA†	88,591	2,069,915
Gjensidige Forsikring ASA	16,025	250,971
Marine Harvest ASA	31,445	735,940
Norsk Hydro ASA	106,420	501,855
Orkla ASA	62,271	515,875
Schibsted ASA, Class B	6,915	232,497
Telenor ASA	58,571	1,138,246
Yara International ASA	14,193	572,334

		7,534,938

Papua New Guinea — 0.1%
Oil Search, Ltd.	104,760	562,796

Portugal — 0.2%
Banco Espirito Santo SA†(1)(2)	213,818	0
EDP - Energias de Portugal SA	195,414	682,961
Galp Energia SGPS SA	37,890	622,843
Jeronimo Martins SGPS SA	19,737	235,180

		1,540,984

Singapore — 1.2%
Ascendas Real Estate Investment Trust	186,000	348,766
CapitaLand Commercial Trust	199,700	253,923
CapitaLand Mall Trust	190,700	313,240
CapitaLand, Ltd.	201,300	459,650
City Developments, Ltd.	31,700	195,713

120

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Singapore (continued)
ComfortDelGro Corp., Ltd.	159,900	$245,085
DBS Group Holdings, Ltd.	135,200	2,415,079
Genting Singapore, Ltd.	479,900	339,686
Jardine Cycle & Carriage, Ltd.	8,100	208,527
Keppel Corp., Ltd.	112,600	499,896
Oversea - Chinese Banking Corp., Ltd.	238,000	1,960,860
SATS, Ltd.	49,700	173,656
Sembcorp Industries, Ltd.	76,300	145,924
Singapore Airlines, Ltd.	43,000	298,966
Singapore Exchange, Ltd.	61,400	328,725
Singapore Press Holdings, Ltd.#	126,100	243,125
Singapore Technologies Engineering, Ltd.	121,800	316,089
Singapore Telecommunications, Ltd.	619,300	1,391,438
Suntec Real Estate Investment Trust	176,900	227,555
United Overseas Bank, Ltd.	101,600	1,869,451
UOL Group, Ltd.	34,900	156,161
Venture Corp., Ltd.	20,552	225,537
Wilmar International, Ltd.	143,500	318,289
Yangzijiang Shipbuilding Holdings, Ltd.	149,400	135,745

		13,071,086

Spain — 2.9%
ACS Actividades de Construccion y Servicios SA	19,257	741,697
Aena SME SA*	5,271	838,343
Amadeus IT Group SA	33,787	2,427,112
Banco Bilbao Vizcaya Argentaria SA	505,747	2,885,419
Banco de Sabadell SA	407,344	522,066
Banco Santander SA	1,232,635	5,869,535
Bankia SA#	93,986	311,605
Bankinter SA	52,997	444,368
CaixaBank SA	271,968	1,123,704
Enagas SA	17,206	472,918
Endesa SA	24,543	547,032
Ferrovial SA	37,062	764,292
Grifols SA	23,614	662,456
Iberdrola SA	454,348	3,397,596
Industria de Diseno Textil SA	83,233	2,553,770
International Consolidated Airlines Group SA#	48,471	388,498
Mapfre SA	73,155	209,234
Naturgy Energy Group SA#	27,542	682,960
Red Electrica Corp. SA	34,117	736,375
Repsol SA	103,820	1,793,644
Siemens Gamesa Renewable Energy SA†#	18,116	256,598
Telefonica SA	356,118	3,199,321

		30,828,543

SupraNational — 0.2%
HK Electric Investments & HK Electric Investments, Ltd.#	191,269	183,343
HKT Trust & HKT, Ltd.	282,000	408,225
Unibail-Rodamco-Westfield	10,514	1,809,039

		2,400,607

Sweden — 2.3%
Alfa Laval AB	22,224	478,297
Assa Abloy AB, Class B	76,539	1,424,880
Atlas Copco AB, Class A	51,118	1,259,856
Atlas Copco AB, Class B	30,737	698,204
Boliden AB	21,540	482,954
Electrolux AB, Series B	19,095	435,057
Epiroc AB, Class A†	51,118	419,513
Epiroc AB, Class B†	30,737	248,296
Essity AB, Class B	46,657	1,198,195
Hennes & Mauritz AB, Class B	67,123	1,239,679
Hexagon AB, Class B	20,175	1,008,420
Husqvarna AB, Class B	32,194	253,967

Security Description	Shares	Value (Note 2)

Sweden (continued)
ICA Gruppen AB	6,065	$219,917
Industrivarden AB, Class C	12,641	260,093
Investor AB, Class B	35,036	1,539,021
Kinnevik AB, Class B	18,565	472,135
L E Lundbergforetagen AB, Class B	5,449	163,337
Lundin Petroleum AB	14,176	374,329
Sandvik AB	85,721	1,272,230
Securitas AB, Class B	24,773	418,363
Skandinaviska Enskilda Banken AB, Class A	124,105	1,294,200
Skanska AB, Class B	25,847	407,515
SKF AB, Class B	28,849	455,733
Svenska Handelsbanken AB, Class A	113,977	1,255,647
Swedbank AB, Class A	69,690	1,620,827
Swedish Match AB	13,609	532,131
Tele2 AB, Class B	25,234	315,915
Telefonaktiebolaget LM Ericsson, Class B	234,582	1,961,063
Telia Co AB	212,368	980,795
Volvo AB, Class B	119,564	1,671,753

		24,362,322

Switzerland — 8.3%
ABB, Ltd.	139,571	2,836,078
Adecco Group AG#	12,795	635,917
Baloise Holding AG	3,746	552,265
Barry Callebaut AG	174	294,661
Chocoladefabriken Lindt & Spruengli AG	8	642,788
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	77	526,499
Cie Financiere Richemont SA	39,479	2,570,047
Clariant AG	15,166	300,402
Coca-Cola HBC AG	15,358	456,952
Credit Suisse Group AG	195,213	2,311,491
Dufry AG#	2,665	283,236
EMS-Chemie Holding AG	652	351,493
Geberit AG	2,805	1,094,690
Givaudan SA	719	1,771,311
Julius Baer Group, Ltd.	17,056	690,791
Kuehne & Nagel International AG	4,303	606,244
LafargeHolcim, Ltd.	37,169	1,668,927
Lonza Group AG	5,613	1,820,121
Nestle SA	237,333	20,265,854
Novartis AG	165,273	15,087,208
Pargesa Holding SA	2,435	169,018
Partners Group Holding AG	1,314	863,556
Roche Holding AG	53,644	13,919,486
Schindler Holding AG	1,692	321,040
Schindler Holding AG (Participation Certificate)	3,038	608,756
SGS SA	418	992,723
Sika AG	9,801	1,214,251
Sonova Holding AG	4,054	657,506
Straumann Holding AG	787	481,730
Swatch Group AG (TRQX)	3,931	230,856
Swatch Group AG (XEGT)	2,345	700,511
Swiss Life Holding AG	2,530	993,071
Swiss Prime Site AG	5,165	426,114
Swiss Re AG	23,932	2,187,359
Swisscom AG	1,997	958,428
Temenos AG	4,606	574,172
UBS Group AG	294,205	3,991,959
Vifor Pharma AG#	3,468	427,781
Zurich Insurance Group AG	11,501	3,611,111

		88,096,403

121

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
United Kingdom — 15.3%
3i Group PLC	73,696	$785,666
Admiral Group PLC	16,036	426,753
Anglo American PLC#	80,414	1,606,894
Antofagasta PLC	31,048	317,028
Ashtead Group PLC	37,791	848,038
Associated British Foods PLC	27,389	846,602
AstraZeneca PLC	96,386	7,534,156
Auto Trader Group PLC*	76,440	428,030
Aviva PLC	307,141	1,593,930
Babcock International Group PLC#	19,564	142,092
BAE Systems PLC	242,545	1,523,303
Barclays PLC	1,303,689	2,717,366
Barratt Developments PLC	77,342	455,854
Berkeley Group Holdings PLC	9,892	407,771
BHP Group PLC	162,537	3,123,712
BP PLC	1,519,773	10,077,826
British American Tobacco PLC	174,949	6,102,907
British Land Co. PLC	75,653	544,531
BT Group PLC	639,606	2,136,059
Bunzl PLC	26,577	820,061
Burberry Group PLC	32,644	739,585
Carnival PLC	13,929	811,364
Centrica PLC	413,521	732,382
Coca-Cola European Partners PLC	16,246	788,581
Compass Group PLC	120,984	2,588,855
ConvaTec Group PLC*	103,982	201,413
Croda International PLC	9,960	621,402
Diageo PLC	187,809	6,766,296
Direct Line Insurance Group PLC	107,914	451,805
easyJet PLC	12,821	182,176
Fresnillo PLC	17,143	164,741
G4S PLC	120,688	298,776
GlaxoSmithKline PLC	378,365	7,829,343
Hammerson PLC	61,202	301,161
Hargreaves Lansdown PLC	21,725	528,666
HSBC Holdings PLC	1,524,446	12,915,633
Imperial Brands PLC	72,630	2,234,535
Informa PLC	95,351	841,767
InterContinental Hotels Group PLC	13,553	725,789
Intertek Group PLC	12,891	773,565
Investec PLC	49,838	302,984
ITV PLC	277,383	514,580
J Sainsbury PLC	133,982	520,893
John Wood Group PLC#	51,363	417,679
Johnson Matthey PLC	14,819	555,152
Kingfisher PLC#	168,621	538,288
Land Securities Group PLC	58,098	602,230
Legal & General Group PLC	454,635	1,419,583
Lloyds Banking Group PLC	5,507,147	3,886,978
London Stock Exchange Group PLC	24,346	1,251,894
Marks & Spencer Group PLC	127,465	475,570
Mediclinic International PLC#	28,234	127,483
Meggitt PLC	62,596	413,685
Melrose Industries PLC	370,599	839,265
Merlin Entertainments PLC#*	50,480	216,826
Micro Focus International PLC	33,387	657,021
Mondi PLC	28,576	622,975
National Grid PLC	258,441	2,745,635
Next PLC	11,009	687,713
NMC Health PLC#	7,968	336,597
Pearson PLC	59,761	734,029
Persimmon PLC	23,969	580,634
Prudential PLC	196,460	3,860,005

Security Description	Shares/ Principal Amount	Value (Note 2)

United Kingdom (continued)
Reckitt Benckiser Group PLC	50,552	$4,205,826
RELX PLC (Euronext Amsterdam)†	73,654	1,536,953
RELX PLC (LSE)	81,877	1,707,756
Rio Tinto PLC	90,535	4,109,974
Rolls-Royce Holdings PLC	126,163	1,371,768
Rolls-Royce Holdings PLC (Entitlement Shares)†	6,131,110	7,813
Royal Bank of Scotland Group PLC	366,745	1,022,900
Royal Dutch Shell PLC, Class A	350,754	10,634,298
Royal Dutch Shell PLC, Class B	285,122	8,720,462
Royal Mail PLC	69,762	284,915
RSA Insurance Group PLC	79,738	551,644
Sage Group PLC	84,111	624,778
Schroders PLC	9,957	321,932
Segro PLC	75,266	580,105
Severn Trent PLC	18,728	437,230
Smith & Nephew PLC	68,833	1,251,985
Smiths Group PLC	31,436	558,430
SSE PLC	76,995	1,075,994
St James’s Place PLC	40,513	519,485
Standard Chartered PLC	214,031	1,663,557
Standard Life Aberdeen PLC	179,802	610,330
Taylor Wimpey PLC	253,825	434,453
Tesco PLC	743,375	1,874,868
Travis Perkins PLC#	19,863	280,148
Unilever PLC	93,087	5,040,237
United Utilities Group PLC	53,084	515,016
Vodafone Group PLC	2,028,199	4,364,416
Weir Group PLC	17,016	319,896
Whitbread PLC	13,967	818,893
WM Morrison Supermarkets PLC	165,586	502,311

		161,192,486

United States — 0.0%
International Flavors & Fragrances, Inc.	719	101,895

Total Common Stocks
(cost $1,029,027,771)		1,006,561,845

EXCHANGE-TRADED FUNDS — 2.6%
United States — 2.6%
iShares MSCI EAFE ETF (cost $26,760,749)	430,000	26,991,100

Total Long-Term Investment Securities
(cost $1,055,788,520)		1,033,552,945

SHORT-TERM INVESTMENT SECURITIES — 2.2%
Registered Investment Companies — 2.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(3)(4)	22,539,862	22,539,862

U.S. Government Treasuries — 0.1%
United States Treasury Bills
2.24% due 01/03/2019(5)	$500,000	499,036
2.41% due 04/04/2019(5)	200,000	198,380
2.42% due 04/11/2019(5)	100,000	99,132
2.50% due 05/23/2019(5)	100,000	98,829
2.54% due 07/18/2019(5)	385,000	378,889

		1,274,266

Total Short-Term Investment Securities
(cost $23,814,019)		23,814,128

122

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 1.1%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $11,474,402 collateralized by $11,895,000 of U.S. Treasury Notes, bearing interest at 2.50% due 01/31/2025 and having an approximate value of $11,707,511 (cost $11,474,000)	$11,474,000	$11,474,000

TOTAL INVESTMENTS —
(cost $1,091,076,539)(6)	101.2%	1,068,841,073
Liabilities in excess of other assets	(1.2)	(12,387,674)

NET ASSETS —	100.0%	$1,056,453,399

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $7,042,035 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $182 representing 0.0% of net assets.
(2)	Securities classified as Level 3 (see Note 2).
(3)

At November 30, 2018, the Fund had loaned securities with a total value of $26,457,673. This was secured by collateral of $22,539,862, which was received in cash and subsequently invested in short-term investments currently valued at $22,539,862 as reported in the Portfolio of Investments. Additional collateral of $5,646,743 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 3.50%	01/15/2041 to 12/01/2047	$80,412
Federal National Mtg. Assoc.	3.00% to 4.00%	11/25/2040 to 05/01/2048	32,030
Government National Mtg. Assoc.	4.50%	05/20/2048 to 06/20/2048	20,997
United States Treasury Bills	0.00%	12/13/2018 to 06/20/2019	270,644
United States Treasury Notes/Bonds	0.13% to 8.50%	12/31/2018 to 05/15/2048	5,242,660

(4)	The rate shown is the 7-day yield as of November 30, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

CDI—Chess Depositary Interest

CVA—Certification Van Aandelen (Dutch Cert.)

FDR—Fiduciary Depositary Receipt

LSE—London Stock Exchange

RSP—Risparmio Shares-Savings Shares on the Italian Stock Exchange

SDR—Swedish Depositary Receipt

TRQX—Turquoise Stock Exchange

XEGT—Equiduct Stock Exchange

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
233	Long	mini MSCI EAFE Index	December 2018	$21,220,115	$21,159,895	$(60,220)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$744,157	$67,442,171	**	$182	$68,186,510
Portugal	—	1,540,984	**	0	1,540,984
United Kingdom	788,581	160,403,905	***	—	161,192,486
Other Countries	7,908,590	767,733,275	**	—	775,641,865
Exchange-Traded Funds	26,991,100	—		—	26,991,100
Short-Term Investment Securities:
Registered Investment Companies	22,539,862	—		—	22,539,862
U.S. Government Treasuries	—	1,274,266		—	1,274,266
Repurchase Agreements	—	11,474,000		—	11,474,000

Total Investments at Value	$58,972,290	$1,009,868,601		$182	$1,068,841,073

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$60,220	$—		$—	$60,220

123

VALIC Company I International Equities Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
***	Amount includes $160,396,092 that represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Financial Statements

124

VALIC Company I International Government Bond Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Sovereign	64.8%
United States Treasury Notes	22.2
United States Treasury Bonds	4.3
Registered Investment Companies	1.7
Oil Companies — Integrated	1.3
Electric — Distribution	0.8
Banks — Commercial	0.6
Oil Companies — Exploration & Production	0.4
Diversified Banking Institutions	0.3
Non-Ferrous Metals	0.2
Transport — Marine	0.2
Gas — Distribution	0.2
Paper & Related Products	0.2
Transport — Services	0.2
Diamonds/Precious Stones	0.2
Retail — Major Department Stores	0.2
Chemicals — Diversified	0.1
Platinum	0.1
Finance — Commercial	0.1
Metal — Diversified	0.1
Electric — Integrated	0.1
Gas — Transportation	0.1
Cellular Telecom	0.1

98.5%

Country Allocation*

United States	28.3%
Japan	11.7
United Kingdom	4.9
Italy	4.9
Germany	4.4
France	3.8
Spain	3.4
Argentina	2.5
Mexico	2.3
Indonesia	1.8
Turkey	1.6
Sri Lanka	1.5
Colombia	1.5
Canada	1.5
Ivory Coast	1.4
Australia	1.3
Qatar	1.3
Oman	1.3
Chile	1.1
South Africa	1.2
Netherlands	1.1
Egypt	1.0
Poland	1.0
Uruguay	1.0
Dominican Republic	1.0
Belgium	0.9
Singapore	0.9
Austria	0.9
Ireland	0.8
Honduras	0.8
British Virgin Islands	0.7
Nigeria	0.6
Senegal	0.7
Lebanon	0.6
Ukraine	0.6
United Arab Emirates	0.6
Paraguay	0.6
Costa Rica	0.4
Ecuador	0.4
Malaysia	0.3
Romania	0.3

Angola	0.3%
South Korea	0.3
Luxembourg	0.3
Peru	0.2
Bermuda	0.2
Cayman Islands	0.2
China	0.1

98.5%

Credit Quality†#

Aaa	35.1%
Aa	10.1
A	17.4
Baa	17.5
Ba	5.9
B	7.2
Caa	0.6
Not Rated@	6.2

100.0%

*	Calculated as a percentage of net assets
@	Represents debt issues that either have no rating, or the rating is unavailable from the data source
†	Source: Moody’s
#	Calculated as percentage of total debt issues, excluding short-term securities

125

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Principal Amount(1)	Value (Note 2)

FOREIGN CORPORATE BONDS & NOTES — 5.4%
Argentina — 0.2%
Capex SA Senior Notes 6.88% due 05/15/2024	$290,000	$242,541
YPF SA Senior Notes 6.95% due 07/21/2027	145,000	122,888

		365,429

Bermuda — 0.2%
China Resources Gas Group, Ltd. Senior Notes 4.50% due 04/05/2022	290,000	294,086

British Virgin Islands — 0.7%
State Grid Overseas Investment, Ltd. Company Guar. Notes 3.13% due 05/22/2023*	1,200,000	1,164,883
State Grid Overseas Investment, Ltd. Company Guar. Notes 4.13% due 05/07/2024*	200,000	201,264

		1,366,147

Cayman Islands — 0.2%
Fibria Overseas Finance, Ltd. Company Guar. Notes 5.50% due 01/17/2027	290,000	290,072

Chile — 0.3%
Banco de Credito e Inversiones SA Senior Notes 3.50% due 10/12/2027	310,000	273,966
Codelco, Inc. Senior Notes 3.63% due 08/01/2027	400,000	372,576

		646,542

China — 0.1%
Bank of China, Ltd. Sub. Notes 5.00% due 11/13/2024#	220,000	224,173

Indonesia — 0.4%
Pertamina Persero PT Senior Notes 4.88% due 05/03/2022*	318,000	319,582
PT Pelabuhan Indonesia II Senior Notes 4.25% due 05/05/2025*	400,000	372,000

		691,582

Luxembourg — 0.3%
Millicom International Cellular SA Senior Notes 6.63% due 10/15/2026*	200,000	202,000
Rumo Luxembourg SARL Company Guar. Notes 7.38% due 02/09/2024	280,000	288,680

		490,680

Malaysia — 0.3%
Petronas Capital, Ltd. Company Guar. Notes 3.13% due 03/18/2022	600,000	590,212

Mexico — 1.3%
Comision Federal de Electricidad Senior Notes 4.75% due 02/23/2027*	200,000	181,250

Security Description	Principal Amount(1)		Value (Note 2)

Mexico (continued)
El Puerto de Liverpool SAB de CV Company Guar. Notes 3.88% due 10/06/2026		$300,000	$269,250
Petroleos Mexicanos Company Guar. Notes 6.38% due 01/23/2045		500,000	402,325
Petroleos Mexicanos Company Guar. Notes 6.50% due 01/23/2029*		500,000	459,400
Petroleos Mexicanos Company Guar. Notes 6.75% due 09/21/2047		520,000	430,300
Petroleos Mexicanos Company Guar. Notes 7.19% due 09/12/2024	MXN	15,000,000	589,553
Unifin Financiera SAB de CV SOFOM ENR Company Guar. Notes 7.25% due 09/27/2023		290,000	260,179

			2,592,257

Netherlands — 0.1%
Petrobras Global Finance BV Company Guar. Notes 6.00% due 01/27/2028		150,000	140,872

Nigeria — 0.1%
Zenith Bank PLC Senior Notes 7.38% due 05/30/2022		290,000	284,843

Peru — 0.2%
Banco Internacional del Peru SAA Interbank Senior Notes 3.38% due 01/18/2023*		270,547	256,344
Transportadora de Gas del Peru SA Senior Notes 4.25% due 04/30/2028		220,000	209,825

			466,169

Singapore — 0.1%
Medco Platinum Road Pte, Ltd. Senior Sec. Notes 6.75% due 01/30/2025*		310,000	268,155

South Korea — 0.3%
Woori Bank Sub. Notes 5.13% due 08/06/2028		555,000	555,501

Turkey — 0.3%
Petkim Petrokimya Holding AS Senior Notes 5.88% due 01/26/2023*		300,000	271,500
Yapi ve Kredi Bankasi AS Senior Notes 5.75% due 02/24/2022		310,000	280,550

			552,050

United Kingdom — 0.3%
Petra Diamonds US Treasury PLC Sec. Notes 7.25% due 05/01/2022		300,000	277,125
Vedanta Resources PLC Senior Notes 6.13% due 08/09/2024		300,000	256,052

			533,177

Total Foreign Corporate Bonds & Notes
(cost $11,175,374)			10,351,947

126

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS — 64.8%
Angola — 0.3%
Republic of Angola Senior Notes 9.50% due 11/12/2025		$530,000	$559,193

Argentina — 2.3%
Republic of Argentina Senior Notes 4.63% due 01/11/2023		730,000	609,185
Republic of Argentina Senior Notes 5.25% due 01/15/2028	EUR	1,000,000	854,736
Republic of Argentina Senior Notes 5.63% due 01/26/2022		80,000	70,760
Republic of Argentina Senior Notes 5.88% due 01/11/2028		690,000	516,472
Republic of Argentina Senior Notes 6.88% due 01/26/2027		1,250,000	1,006,887
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,612,344	1,364,865

			4,422,905

Australia — 1.3%
Commonwealth of Australia Senior Notes 2.75% due 04/21/2024	AUD	1,000,000	746,876
Commonwealth of Australia Senior Notes 2.75% due 06/21/2035	AUD	1,000,000	718,249
Commonwealth of Australia Senior Notes 3.25% due 04/21/2025	AUD	1,400,000	1,074,639

			2,539,764

Austria — 0.9%
Republic of Austria Bonds 6.25% due 07/15/2027	EUR	1,000,000	1,688,657

Belgium — 0.9%
Kingdom of Belgium Senior Bonds 1.00% due 06/22/2026*	EUR	1,500,000	1,765,910

Canada — 1.5%
Government of Canada Bonds 2.25% due 06/01/2025	CAD	2,000,000	1,505,754
Government of Canada Bonds 4.00% due 06/01/2041	CAD	1,400,000	1,343,522

			2,849,276

Chile — 0.8%
Republic of Chile Senior Notes 2.25% due 10/30/2022		700,000	669,242
Republic of Chile Senior Notes 3.24% due 02/06/2028		1,000,000	942,500

			1,611,742

Security Description	Principal Amount(1)		Value (Note 2)

Colombia — 1.5%
Republic of Colombia Senior Notes 3.88% due 04/25/2027		$600,000	$567,906
Republic of Colombia Senior Notes 4.38% due 07/12/2021		600,000	606,900
Republic of Colombia Senior Notes 5.00% due 06/15/2045#		400,000	373,600
Republic of Colombia Senior Bonds 7.38% due 09/18/2037		1,100,000	1,309,000

			2,857,406

Costa Rica — 0.4%
Republic of Costa Rica Senior Notes 4.25% due 01/26/2023		960,000	856,800

Dominican Republic — 1.0%
Dominican Republic Senior Bonds 5.88% due 04/18/2024		780,000	783,214
Dominican Republic Senior Bonds 6.85% due 01/27/2045#		600,000	574,500
Dominican Republic Senior Bonds 7.45% due 04/30/2044		500,000	507,750

			1,865,464

Ecuador — 0.4%
Republic of Ecuador Senior Notes 9.65% due 12/13/2026		800,000	744,240

Egypt — 1.0%
Government of Egypt Senior Notes 6.59% due 02/21/2028*		650,000	583,809
Government of Egypt Senior Notes 7.50% due 01/31/2027		900,000	866,844
Government of Egypt Senior Notes 8.50% due 01/31/2047		535,000	487,423

			1,938,076

France — 3.8%
Government of France Bonds 0.50% due 05/25/2025	EUR	2,000,000	2,311,362
Government of France Bonds 4.00% due 04/25/2060	EUR	350,000	655,763
Government of France Bonds 4.25% due 10/25/2023	EUR	1,400,000	1,924,485
Government of France Bonds 5.50% due 04/25/2029	EUR	450,347	757,823
Government of France Bonds 6.00% due 10/25/2025	EUR	1,000,000	1,581,420

			7,230,853

127

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Germany — 4.4%
Federal Republic of Germany Bonds 0.50% due 02/15/2026	EUR	2,900,000	$3,401,223
Federal Republic of Germany Bonds 1.00% due 08/15/2025	EUR	1,700,000	2,062,120
Federal Republic of Germany Bonds 1.75% due 02/15/2024	EUR	800,000	1,000,432
Federal Republic of Germany Bonds 4.75% due 07/04/2034	EUR	350,000	640,184
Federal Republic of Germany Bonds 6.50% due 07/04/2027	EUR	800,000	1,399,466

			8,503,425

Honduras — 0.8%
Republic of Honduras Senior Notes 6.25% due 01/19/2027		850,000	824,712
Republic of Honduras Senior Notes 8.75% due 12/16/2020		600,000	637,824

			1,462,536

Indonesia — 1.4%
Republic of Indonesia Senior Notes 2.95% due 01/11/2023		810,000	768,163
Republic of Indonesia Senior Notes 3.70% due 01/08/2022		550,000	541,978
Republic of Indonesia Senior Notes 4.35% due 01/11/2048#		400,000	348,159
Republic of Indonesia Senior Notes 5.88% due 01/15/2024		700,000	738,436
Republic of Indonesia Senior Notes 6.63% due 02/17/2037		300,000	338,263

			2,734,999

Ireland — 0.8%
Republic of Ireland Bonds 1.00% due 05/15/2026	EUR	600,000	698,768
Republic of Ireland Bonds 2.00% due 02/18/2045	EUR	750,000	888,075

			1,586,843

Italy — 4.9%
Republic of Italy Bonds 0.65% due 10/15/2023	EUR	700,000	735,324
Republic of Italy Bonds 1.50% due 06/01/2025	EUR	1,100,000	1,156,983
Republic of Italy Bonds 1.60% due 06/01/2026	EUR	600,000	624,831
Republic of Italy Bonds 1.85% due 05/15/2024	EUR	1,100,000	1,203,592

Security Description	Principal Amount(1)		Value (Note 2)

Italy (continued)
Republic of Italy Bonds 2.25% due 09/01/2036*	EUR	700,000	$665,204
Republic of Italy Bonds 4.50% due 03/01/2024	EUR	750,000	931,257
Republic of Italy Bonds 5.00% due 09/01/2040*	EUR	1,000,000	1,320,086
Republic of Italy Bonds 6.00% due 05/01/2031	EUR	600,000	855,596
Republic of Italy Bonds 6.50% due 11/01/2027	EUR	750,000	1,071,326
Republic of Italy Bonds 9.00% due 11/01/2023	EUR	532,912	788,212

			9,352,411

Ivory Coast — 1.4%
Republic of Ivory Coast Senior Notes 6.13% due 06/15/2033*		1,200,000	1,003,411
Republic of Ivory Coast Senior Notes 6.38% due 03/03/2028		800,000	719,632
Republic of Ivory Coast Senior Notes 6.63% due 03/22/2048*	EUR	1,000,000	975,191

			2,698,234

Japan — 11.7%
Government of Japan Senior Bonds 0.10% due 06/20/2027	JPY	330,000,000	2,928,327
Government of Japan Senior Notes 0.10% due 12/20/2027	JPY	200,000,000	1,771,502
Government of Japan Senior Notes 0.10% due 06/20/2028	JPY	300,000,000	2,650,275
Government of Japan Senior Bonds 0.80% due 06/20/2023	JPY	150,000,000	1,376,171
Government of Japan Senior Bonds 1.10% due 06/20/2020	JPY	132,000,000	1,185,052
Government of Japan Senior Bonds 1.20% due 09/20/2035	JPY	60,000,000	592,769
Government of Japan Senior Notes 1.60% due 06/20/2030	JPY	125,000,000	1,279,996
Government of Japan Senior Bonds 1.80% due 06/20/2030	JPY	100,000,000	1,044,073
Government of Japan Senior Bonds 1.80% due 12/20/2031	JPY	53,000,000	559,508
Government of Japan Senior Notes 1.90% due 09/20/2042	JPY	120,000,000	1,333,526
Government of Japan Senior Bonds 2.00% due 09/20/2040	JPY	85,000,000	952,855

128

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
Japan (continued)
Government of Japan Senior Bonds 2.00% due 09/20/2041	JPY	100,000,000	$1,125,966
Government of Japan Senior Notes 2.10% due 12/20/2027	JPY	60,000,000	626,846
Government of Japan Senior Bonds 2.10% due 09/20/2029	JPY	128,000,000	1,364,198
Government of Japan Senior Bonds 2.10% due 12/20/2030	JPY	60,000,000	647,962
Government of Japan Senior Bonds 2.20% due 03/20/2051	JPY	33,000,000	400,276
Government of Japan Senior Notes 2.30% due 12/20/2036	JPY	230,000,000	2,649,027

			22,488,329

Lebanon — 0.6%
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,000,000	759,870
Lebanese Republic Senior Notes 6.85% due 03/23/2027		580,000	445,150

			1,205,020

Mexico — 1.0%
United Mexican States Senior Notes 4.00% due 10/02/2023#		500,000	492,755
United Mexican States Senior Notes 4.15% due 03/28/2027		220,000	210,115
United Mexican States Senior Notes 4.35% due 01/15/2047		700,000	581,000
United Mexican States Senior Notes 4.60% due 02/10/2048		700,000	603,057

			1,886,927

Netherlands — 1.0%
Kingdom of the Netherlands Bonds 0.75% due 07/15/2027*	EUR	1,700,000	1,992,562

Nigeria — 0.5%
Republic of Nigeria Senior Notes 7.14% due 02/23/2030*		260,000	227,271
Republic of Nigeria Senior Notes 7.70% due 02/23/2038*		300,000	257,586
Republic of Nigeria Senior Notes 8.75% due 01/21/2031*		550,000	530,838

			1,015,695

Security Description	Principal Amount(1)		Value (Note 2)

Oman — 1.3%
Sultanate of Oman Senior Notes 4.75% due 06/15/2026		$1,400,000	$1,260,280
Sultanate of Oman Senior Notes 6.75% due 01/17/2048		1,400,000	1,221,500

			2,481,780

Paraguay — 0.6%
Republic of Paraguay Senior Notes 5.00% due 04/15/2026		600,000	594,000
Republic of Paraguay Senior Notes 6.10% due 08/11/2044		500,000	498,750

			1,092,750

Poland — 1.0%
Republic of Poland Senior Notes 3.00% due 03/17/2023		600,000	585,108
Republic of Poland Bonds 5.75% due 09/23/2022	PLN	4,500,000	1,343,353

			1,928,461

Qatar — 1.3%
State of Qatar Senior Notes 3.25% due 06/02/2026		950,000	902,827
State of Qatar Senior Notes 4.50% due 01/20/2022		450,000	459,865
State of Qatar Senior Notes 4.50% due 04/23/2028		1,100,000	1,121,450

			2,484,142

Romania — 0.3%
Government of Romania Senior Notes 6.13% due 01/22/2044		550,000	585,183

Senegal — 0.7%
Republic of Senegal Bonds 6.25% due 05/23/2033		1,000,000	842,160
Republic of Senegal Senior Notes 6.75% due 03/13/2048*		540,000	444,825

			1,286,985

Singapore — 0.8%
Republic of Singapore Senior Bonds 2.75% due 03/01/2046	SGD	2,000,000	1,449,479

South Africa — 1.2%
Republic of South Africa Senior Notes 4.30% due 10/12/2028#		830,000	716,365
Republic of South Africa Senior Notes 5.65% due 09/27/2047		500,000	427,670
Republic of South Africa Senior Notes 5.88% due 05/30/2022		500,000	512,500

129

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount(1)		Value (Note 2)

FOREIGN GOVERNMENT OBLIGATIONS (continued)
South Africa (continued)
Republic of South Africa Senior Notes 5.88% due 09/16/2025		$550,000	$546,887

			2,203,422

Spain — 3.4%
Kingdom of Spain Notes 1.30% due 10/31/2026*	EUR	1,000,000	1,141,650
Kingdom of Spain Senior Notes 2.75% due 10/31/2024*	EUR	1,000,000	1,261,714
Kingdom of Spain Senior Bonds 4.40% due 10/31/2023*	EUR	1,150,000	1,545,832
Kingdom of Spain Senior Notes 4.65% due 07/30/2025*	EUR	1,400,000	1,965,133
Kingdom of Spain Bonds 6.00% due 01/31/2029	EUR	400,000	643,276

			6,557,605

Sri Lanka — 1.5%
Republic of Sri Lanka Senior Notes 5.75% due 04/18/2023*		580,000	519,108
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022		300,000	273,034
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		550,000	528,000
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		500,000	473,250
Republic of Sri Lanka Senior Notes 6.83% due 07/18/2026		1,240,000	1,103,619

			2,897,011

Turkey — 1.3%
Republic of Turkey Senior Notes 5.20% due 02/16/2026	EUR	1,000,000	1,108,326
Republic of Turkey Senior Notes 6.63% due 02/17/2045		700,000	587,496
Republic of Turkey Senior Notes 7.25% due 12/23/2023		760,000	754,300

			2,450,122

Ukraine — 0.6%
Government of Ukraine Senior Notes 7.75% due 09/01/2023		1,300,000	1,182,675

United Arab Emirates — 0.6%
Abu Dhabi Government Senior Notes 3.13% due 10/11/2027		1,250,000	1,163,885

United Kingdom — 4.6%
United Kingdom Gilt Treasury Bonds 0.75% due 07/22/2023	GBP	1,200,000	1,516,232

Security Description	Principal Amount(1)		Value (Note 2)

United Kingdom (continued)
United Kingdom Gilt Treasury Bonds 1.50% due 01/22/2021	GBP	500,000	$647,037
United Kingdom Gilt Treasury Bonds 2.25% due 09/07/2023	GBP	300,000	405,814
United Kingdom Gilt Treasury Bonds 3.25% due 01/22/2044	GBP	400,000	627,335
United Kingdom Gilt Treasury Bonds 3.50% due 01/22/2045	GBP	370,000	606,160
United Kingdom Gilt Treasury Bonds 3.75% due 09/07/2021	GBP	1,000,000	1,377,159
United Kingdom Gilt Treasury Notes 3.75% due 07/22/2052	GBP	200,000	361,607
United Kingdom Gilt Treasury Bonds 4.25% due 03/07/2036	GBP	1,000,000	1,724,724
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2040	GBP	450,000	803,179
United Kingdom Gilt Treasury Bonds 4.25% due 12/07/2055	GBP	400,000	806,448

			8,875,695

Uruguay — 1.0%
Oriental Republic of Uruguay Senior Notes 4.38% due 10/27/2027		800,000	789,600
Oriental Republic of Uruguay Senior Notes 4.50% due 08/14/2024#		600,000	605,106
Oriental Republic of Uruguay Senior Notes 5.10% due 06/18/2050		500,000	471,250

			1,865,956

Total Foreign Government Obligations
(cost $130,329,181)			124,362,418

U.S. CORPORATE BONDS & NOTES — 0.1%
United States — 0.1%
Stillwater Mining Co. Company Guar. Notes 7.13% due 06/27/2025 (cost $297,885)		300,000	271,440

U.S. GOVERNMENT TREASURIES — 26.5%
United States — 26.5%
United States Treasury Bonds
2.75% due 02/15/2028		1,200,000	1,175,156
2.88% due 05/15/2028		3,000,000	2,965,899
2.88% due 11/15/2046#		800,000	735,906
3.00% due 05/15/2042		720,000	685,294
3.00% due 02/15/2048		700,000	658,410
3.38% due 05/15/2044		1,200,000	1,213,453
3.75% due 11/15/2043		500,000	537,442
United States Treasury Notes
1.50% due 10/31/2019#		2,000,000	1,977,891
1.75% due 09/30/2019		3,000,000	2,976,563
1.75% due 12/31/2020		2,000,000	1,957,734
1.75% due 05/15/2023		3,000,000	2,860,547
1.88% due 11/30/2021		2,000,000	1,945,859

130

VALIC Company I International Government Bond Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount/ Shares(1)		Value (Note 2)

U.S. GOVERNMENT TREASURIES (continued)
United States (continued)
1.88% due 10/31/2022	$2,000,000		$1,927,500
2.00% due 01/15/2021	2,000,000		1,966,328
2.00% due 11/30/2022	3,000,000		2,903,906
2.00% due 02/15/2025#	1,000,000		947,930
2.00% due 08/15/2025	2,500,000		2,358,985
2.13% due 05/15/2025	1,500,000		1,429,688
2.25% due 11/15/2024	3,000,000		2,892,070
2.25% due 11/15/2025	2,000,000		1,913,906
2.25% due 02/15/2027	1,000,000		947,266
2.25% due 11/15/2027	1,500,000		1,411,699
2.38% due 08/15/2024#	2,050,000		1,993,465
2.50% due 08/15/2023	2,000,000		1,968,125
2.50% due 05/15/2024	3,000,000		2,941,406
2.63% due 11/15/2020	600,000		597,703
2.75% due 11/15/2023	2,000,000		1,989,453
2.75% due 02/15/2024	1,200,000		1,192,359
3.38% due 11/15/2019	1,800,000		1,809,983

Total U.S. Government Treasuries
(cost $52,231,897)			50,881,926

Total Long-Term Investment Securities
(cost $194,034,337)			185,867,731

SHORT-TERM INVESTMENT SECURITIES — 1.7%
Registered Investment Companies — 1.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(3)	2,482,306		2,482,306
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(2)(3)	855,373		855,373

Total Short-Term Investment Securities
(cost $3,337,679)			3,337,679

TOTAL INVESTMENTS —
(cost $197,372,016)(4)	98.5%		189,205,410
Other assets less liabilities	1.5		2,791,467

NET ASSETS —	100.0	% $	191,996,877

*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $19,896,508 representing 10.4% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

#	The security or a portion thereof is out on loan (see Note 2).
(1)	Denominated in United States dollars unless otherwise indicated.
(2)

At November 30, 2018, the Fund had loaned securities with a total value of $8,913,280. This was secured by collateral of $855,373, which was received in cash and subsequently invested in short-term investments currently valued at $855,373 as reported in the Portfolio of Investments. Additional collateral of $8,431,544 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	zero coupon to 15.20%	06/15/2027 to 10/15/2058	$1,018,857
Federal National Mtg. Assoc.	zero coupon to 17.14%	02/01/2019 to 10/25/2058	1,904,202
Government National Mtg. Assoc.	1.89% to 14.55%	04/16/2025 to 11/20/2068	2,796,922
United States Treasury Bills	0.00%	12/06/2018 to 03/21/2019	294,405
United States Treasury Notes/Bonds	0.13% to 8.75%	01/31/2019 to 02/15/2047	2,417,158

(3)	The rate shown in the 7-day yield as of November 30, 2018.
(4)	See Note 5 for cost of investments on a tax basis.

AUD—Australian Dollar

CAD—Canadian Dollar

EUR—Euro Currency

GBP—British Pound

JPY—Japanese Yen

MXN—Mexican Peso

PLN—Polish Zloty

SGD—Singapore Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Foreign Corporate Bonds & Notes	$—	$10,351,947	$—	$10,351,947
Foreign Government Obligations:	—	124,362,418	—	124,362,418
U.S. Corporate Bonds & Notes	—	271,440	—	271,440
U.S. Government Treasuries	—	50,881,926	—	50,881,926
Short-Term Investment Securities:	3,337,679	—	—	3,337,679

Total Investments at Value	$3,337,679	$185,867,731	$—	$189,205,410

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

131

VALIC Company I International Growth Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Apparel Manufacturers	11.0%
Food — Misc./Diversified	9.4
E-Commerce/Services	9.0
Registered Investment Companies	7.4
Transport — Services	7.3
Soap & Cleaning Preparation	4.9
Industrial Automated/Robotic	4.9
Food — Confectionery	4.8
Beverages — Wine/Spirits	4.5
Brewery	4.3
Banks — Commercial	4.2
Computer Services	4.1
Electric — Transmission	3.1
Schools	3.0
Medical — Biomedical/Gene	2.7
Insurance — Life/Health	2.7
Private Equity	2.4
Cosmetics & Toiletries	2.4
Beverages — Non-alcoholic	2.3
Food — Dairy Products	2.1
Retail — Restaurants	1.1

97.6%

Country Allocation*

United States	16.0%
United Kingdom	14.0
Japan	11.0
France	9.5
Denmark	8.5
Switzerland	6.9
Italy	5.8
Belgium	4.3
India	4.2
Cayman Islands	4.1
Bermuda	3.1
Sweden	2.7
Hong Kong	2.7
Canada	2.4
China	2.4

97.6%

*	Calculated as a percentage of net assets

132

VALIC Company I International Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 90.2%
Belgium — 4.3%
Anheuser-Busch InBev SA#	244,335	$18,806,111

Bermuda — 3.1%
Brookfield Infrastructure Partners LP	354,055	13,514,279

Canada — 2.4%
Brookfield Asset Management, Inc., Class A#	245,125	10,756,085

Cayman Islands — 4.1%
Haidilao International Holding, Ltd.†*	2,183,000	4,832,510
TAL Education Group ADR†	461,125	12,943,779

		17,776,289

China — 2.4%
Foshan Haitian Flavouring & Food Co., Ltd., Class A	1,166,927	10,640,759

Denmark — 8.5%
Chr. Hansen Holding A/S	162,074	14,637,213
DSV A/S	296,637	22,703,393

		37,340,606

France — 9.5%
Danone SA	123,520	9,244,433
Hermes International	41,416	22,501,026
Pernod Ricard SA#	61,042	9,764,062

		41,509,521

Hong Kong — 2.7%
AIA Group, Ltd.	1,427,918	11,712,074

India — 4.2%
HDFC Bank, Ltd.	606,287	18,429,374

Italy — 5.8%
Moncler SpA	781,340	25,547,211

Japan — 11.0%
Calbee, Inc.#	491,800	16,290,076
Keyence Corp.	39,500	21,435,053
Pigeon Corp.	251,800	10,379,605

		48,104,734

Sweden — 2.7%
Vitrolife AB	697,456	11,904,195

Switzerland — 6.9%
Chocoladefabriken Lindt & Spruengli AG	258	20,729,904
Kuehne & Nagel International AG	66,035	9,303,577

		30,033,481

United Kingdom — 14.0%
Diageo PLC	280,605	10,109,507

Security Description	Shares	Value (Note 2)

United Kingdom (continued)
Fevertree Drinks PLC	324,635	$9,901,192
Reckitt Benckiser Group PLC	259,771	21,612,431
Rightmove PLC	3,492,789	19,487,838

		61,110,968

United States — 8.6%
Booking Holdings, Inc.†	10,466	19,800,416
EPAM Systems, Inc.†	137,335	17,887,884

		37,688,300

Total Long-Term Investment Securities
(cost $409,140,123)		$394,873,987

SHORT-TERM INVESTMENT SECURITIES — 7.4%
Registered Investment Companies — 7.4%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2) (cost $32,485,110)	32,485,110	32,485,110

TOTAL INVESTMENTS
(cost $441,625,233)(3)	97.6%	427,359,097
Other assets less liabilities	2.4	10,306,421

NET ASSETS	100.0%	$437,665,518

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $4,832,510 representing 1.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)

At November 30, 2018, the Fund had loaned securities with a total value of $31,849,917. This was secured by collateral of $32,485,110, which was received in cash and subsequently invested in short-term investments currently valued at $32,485,110 as reported in the Portfolio of Investments. Additional collateral of $817,888 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	12/13/2018 to 04/04/2019	$147,852
United States Treasury Notes/Bonds	0.13% to 8.50%	12/31/2018 to 02/15/2046	670,036

(2)	The rate shown is the 7-day yield as of November 30, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$79,734,953	$315,139,034	**	$—	$394,873,987
Short-Term Investment Securities	32,485,110	—		—	32,485,110

Total Investments at Value	$112,220,063	$315,139,034		$—	$427,359,097

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

133

VALIC Company I International Value Fund@

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Cellular Telecom	7.4%
Finance — Investment Banker/Broker	5.9
Registered Investment Companies	5.1
Diversified Manufacturing Operations	5.0
Oil Companies — Integrated	4.8
Banks — Commercial	4.2
Diversified Banking Institutions	3.6
Insurance — Reinsurance	3.4
Building & Construction Products — Misc.	3.2
Sugar	3.2
Oil — Field Services	3.1
Diversified Financial Services	2.9
Machinery — Electrical	2.9
Food — Misc./Diversified	2.8
Diversified Minerals	2.6
Computer Data Security	2.5
Wire & Cable Products	2.5
Telephone — Integrated	2.5
Insurance — Life/Health	2.4
Retail — Drug Store	2.3
Retail — Building Products	2.3
Medical — Drugs	2.3
Chemicals — Diversified	2.3
Electronic Components — Misc.	2.1
Medical Products	2.1
Agricultural Chemicals	2.1
Banks — Mortgage	2.1
Auto/Truck Parts & Equipment — Original	1.8
Industrial Automated/Robotic	1.8
Investment Management/Advisor Services	1.8
Building Products — Doors & Windows	1.7
Enterprise Software/Service	1.7
Diversified Operations	1.4
Electric — Integrated	1.4
Food — Retail	1.3
Retail — Consumer Electronics	0.7
Electronic Components — Semiconductors	0.5
Insurance — Multi-line	0.5

102.2%

Country Allocation*

United Kingdom	14.9%
Japan	11.8
Germany	11.2
Netherlands	6.6
Hong Kong	6.1
France	5.7
Italy	5.2
United States	5.1
Canada	4.7
South Korea	3.5
Bermuda	3.2
Switzerland	2.8
Ireland	2.8
Israel	2.5
China	2.3
Norway	2.3
South Africa	2.3
Malaysia	1.9
British Virgin Islands	1.8
Cayman Islands	1.7
Singapore	1.4
Australia	1.4
Russia	1.0

102.2%

*	Calculated as a percentage of net assets
@	See Note 1

134

VALIC Company I International Value Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Australia — 1.4%
Origin Energy, Ltd.†	2,140,647	$10,140,782

Bermuda — 3.2%
Cosan, Ltd., Class A	2,591,292	23,036,586

British Virgin Islands — 1.8%
Hollysys Automation Technologies, Ltd.	665,696	13,187,438

Canada — 4.7%
Home Capital Group, Inc.†#	1,128,800	14,961,177
Lundin Mining Corp.	4,293,700	18,711,115

		33,672,292

Cayman Islands — 1.7%
Xinyi Glass Holdings, Ltd.	11,412,000	12,322,975

China — 2.3%
Shanghai Pharmaceuticals Holding Co., Ltd.	6,882,900	16,977,029

France — 5.7%
Cie de Saint-Gobain	626,653	23,234,028
Orange SA#	1,047,027	18,005,057

		41,239,085

Germany — 11.2%
CECONOMY AG	1,135,945	5,294,726
METRO AG	616,786	9,466,023
Muenchener Rueckversicherungs-Gesellschaft AG	114,048	24,744,425
Rheinmetall AG	143,251	13,269,309
SAP SE	118,504	12,189,193
Siemens AG	141,135	16,346,461

		81,310,137

Hong Kong — 6.1%
China Everbright, Ltd.	8,688,000	16,242,322
China Mobile, Ltd.	2,803,000	27,942,700

		44,185,022

Ireland — 2.8%
Greencore Group PLC#	8,306,379	19,913,072

Israel — 2.5%
Check Point Software Technologies, Ltd.†	163,659	18,298,713

Italy — 5.2%
Eni SpA	921,143	14,860,439
Prysmian SpA	990,779	18,147,925
UniCredit SpA	330,402	4,262,630

		37,270,994

Japan — 11.8%
Daiwa Securities Group, Inc.	3,886,100	21,534,659
Hitachi, Ltd.	717,500	20,782,628
Mitsubishi UFJ Financial Group, Inc.	4,012,300	21,893,538
Nomura Holdings, Inc.	4,756,300	21,324,454

		85,535,279

Malaysia — 1.9%
CIMB Group Holdings Bhd	9,944,300	13,723,208

Netherlands — 6.6%
Koninklijke Philips NV	400,735	$15,169,492
NN Group NV	413,622	17,610,883
OCI NV†#	657,809	15,130,314

		47,910,689

Norway — 2.3%
DNB ASA	965,551	16,640,934

Security Description	Shares	Value (Note 2)

Russia — 1.0%
Mobile TeleSystems PJSC ADR	939,397	$6,960,932

Singapore — 1.4%
Keppel Corp., Ltd.	2,311,700	10,262,962

South Africa — 2.3%
Sasol, Ltd.	555,772	16,332,886

South Korea — 3.5%
Hana Financial Group, Inc.	144,737	4,871,427
Samsung Electronics Co., Ltd.	107,234	4,025,965
SK Telecom Co., Ltd.	64,657	16,667,490

		25,564,882

Switzerland — 2.8%
Novartis AG	181,657	16,582,847
Zurich Insurance Group AG	12,056	3,785,371

		20,368,218

United Kingdom — 14.9%
BP PLC	2,972,182	19,708,952
John Wood Group PLC	2,704,535	21,993,029
Kingfisher PLC	5,285,391	16,872,518
Man Group PLC	6,983,932	12,945,702
Sensata Technologies Holding PLC†	334,333	15,466,245
Smiths Group PLC	1,077,718	19,144,619
Vodafone Group PLC	737,879	1,587,818

		107,718,883

Total Long-Term Investment Securities
(cost $744,552,850)		702,572,998

SHORT-TERM INVESTMENT SECURITIES — 5.1%
Registered Investment Companies — 5.1%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2)	27,757,947	27,757,947
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15% due 12/31/2030(2)	8,840,016	8,840,016

Total Short-Term Investment Securities
(cost $36,597,963)		36,597,963

TOTAL INVESTMENTS
(cost $781,150,813)(3)	102.2%	739,170,961
Liabilities in excess of other assets	(2.2)	(15,951,148)

NET ASSETS	100.0%	$723,219,813

@	See Note 1
†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $29,596,574. This was secured by collateral of $27,757,947, which was received in cash and subsequently invested in short-term investments currently valued at $27,757,947 as reported in the Portfolio of Investments. Additional collateral of $3,442,283 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

135

VALIC Company I International Value Fund@

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	01/08/2019 to 04/04/2019	$240,737
United States Treasury Notes/Bonds	0.13% to 7.63%	01/31/2019 to 05/15/2047	3,201,546

(2)	The rate shown is the 7-day yield as of November 30, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Barclays Bank PLC	EUR	32,218,000	USD	37,663,809	12/28/2018	$1,100,011	$–
	GBP	37,993,000	USD	49,741,575	12/28/2018	1,255,628	–

Net Unrealized Appreciation (Depreciation)						$2,355,639	$–

EUR—Euro Currency

GBP—Pound Sterling

USD—United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$110,622,206	$591,950,792	**	$—	$702,572,998
Short-Term Investment Securities	36,597,963	—		—	36,597,963

Total Investments at Value	$147,220,169	$591,950,792		$—	$739,170,961

Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,355,639		$—	$2,355,639

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).
†

Other financial instruments are derivative Instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

136

VALIC Company I Large Cap Core Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Medical — Drugs	7.1%
Diversified Banking Institutions	6.0
Applications Software	5.1
Web Portals/ISP	4.1
E-Commerce/Products	4.1
Computers	4.1
Banks — Super Regional	3.3
Insurance — Property/Casualty	3.0
Medical — Biomedical/Gene	2.8
Electronic Components — Semiconductors	2.7
Telephone — Integrated	2.7
Finance — Credit Card	2.6
Tobacco	2.6
Real Estate Investment Trusts	2.5
Medical — HMO	2.5
Food — Misc./Diversified	2.5
Internet Content — Entertainment	2.5
Medical Instruments	2.5
Oil Companies — Exploration & Production	2.4
Oil Companies — Integrated	2.3
Data Processing/Management	2.1
Retail — Restaurants	2.1
Cable/Satellite TV	2.1
Aerospace/Defense	2.0
Instruments — Controls	1.9
Networking Products	1.3
Insurance Brokers	1.3
Repurchase Agreements	1.3
Chemicals — Diversified	1.3
Commercial Services — Finance	1.2
Pharmacy Services	1.2
Machinery — Construction & Mining	1.2
Retail — Building Products	1.1
Investment Management/Advisor Services	1.1
Coatings/Paint	1.0
Transport — Services	1.0
Electric — Integrated	0.9
Food — Wholesale/Distribution	0.8
Beverages — Wine/Spirits	0.7
Medical Products	0.7
Retail — Apparel/Shoe	0.7
Apparel Manufacturers	0.6
Airlines	0.6
Electric Products — Misc.	0.5
Entertainment Software	0.5
Semiconductor Equipment	0.5
Electronic Measurement Instruments	0.5
E-Commerce/Services	0.4
Retail — Discount	0.4
Banks — Fiduciary	0.4
Oil — Field Services	0.3
Metal — Copper	0.2
Cellular Telecom	0.2
Internet Security	0.2
Retail — Auto Parts	0.2

99.9%

*	Calculated as a percentage of net assets

137

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.6%
Aerospace/Defense — 2.0%
General Dynamics Corp.	7,260	$1,342,302
Lockheed Martin Corp.	7,305	2,194,641

		3,536,943

Airlines — 0.6%
Southwest Airlines Co.	18,402	1,004,933

Apparel Manufacturers — 0.6%
PVH Corp.	9,880	1,091,839

Applications Software — 5.1%
Microsoft Corp.	79,595	8,826,290

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp.	12,930	663,438

Banks - Super Regional — 3.3%
US Bancorp	28,645	1,560,007
Wells Fargo & Co.	75,665	4,107,096

		5,667,103

Beverages - Wine/Spirits — 0.7%
Constellation Brands, Inc., Class A	6,630	1,297,889

Cable/Satellite TV — 2.1%
Comcast Corp., Class A	93,173	3,634,679

Cellular Telecom — 0.2%
T-Mobile US, Inc.†	6,200	424,390

Chemicals - Diversified — 1.3%
DowDuPont, Inc.	37,656	2,178,400

Coatings/Paint — 1.0%
Sherwin-Williams Co.	4,228	1,792,968

Commercial Services - Finance — 1.2%
S&P Global, Inc.	4,950	905,157
Total System Services, Inc.	14,105	1,232,354

		2,137,511

Computers — 4.1%
Apple, Inc.	39,588	7,069,625

Data Processing/Management — 2.1%
Fidelity National Information Services, Inc.	22,955	2,477,992
First Data Corp., Class A†	65,330	1,246,497

		3,724,489

Diversified Banking Institutions — 6.0%
Citigroup, Inc.	57,456	3,722,574
JPMorgan Chase & Co.	46,915	5,216,479
Morgan Stanley	34,280	1,521,689

		10,460,742

E-Commerce/Products — 4.1%
Amazon.com, Inc.†	3,285	5,552,208
eBay, Inc.†	52,520	1,567,722

		7,119,930

E-Commerce/Services — 0.4%
Expedia Group, Inc.	6,405	773,660

Electric Products-Misc. — 0.5%
Emerson Electric Co.	12,580	849,402

Electric - Integrated — 0.9%
American Electric Power Co., Inc.	19,800	1,539,252

Electronic Components - Semiconductors — 2.7%
Broadcom, Inc.	12,415	2,947,445
Microchip Technology, Inc.#	6,895	517,125

Security Description	Shares	Value (Note 2)

Electronic Components - Semiconductors (continued)
NVIDIA Corp.	7,080	$1,157,085

		4,621,655

Electronic Measurement Instruments — 0.5%
Agilent Technologies, Inc.	11,260	814,661

Entertainment Software — 0.5%
Activision Blizzard, Inc.	16,589	827,459

Finance - Credit Card — 2.6%
Mastercard, Inc., Class A	22,417	4,507,386

Food - Misc./Diversified — 2.5%
Conagra Brands, Inc.	44,563	1,441,167
Mondelez International, Inc., Class A	63,795	2,869,499

		4,310,666

Food - Wholesale/Distribution — 0.8%
Sysco Corp.	19,419	1,308,841

Instruments - Controls — 1.9%
Honeywell International, Inc.	23,046	3,382,000

Insurance Brokers — 1.3%
Aon PLC	13,437	2,218,583

Insurance - Property/Casualty — 3.0%
Berkshire Hathaway, Inc., Class B†	24,289	5,300,831

Internet Content - Entertainment — 2.5%
Facebook, Inc., Class A†	30,450	4,281,574

Internet Security — 0.2%
Palo Alto Networks, Inc.†	2,115	365,789

Investment Management/Advisor Services — 1.1%
BlackRock, Inc.	4,332	1,854,139

Machinery - Construction & Mining — 1.2%
Caterpillar, Inc.	14,870	2,017,413

Medical Instruments — 2.5%
Medtronic PLC	43,829	4,274,642

Medical Products — 0.7%
Abbott Laboratories	17,196	1,273,364

Medical - Biomedical/Gene — 2.8%
Alexion Pharmaceuticals, Inc.†	11,990	1,476,569
Biogen, Inc.†	10,320	3,443,990

		4,920,559

Medical - Drugs — 7.1%
Allergan PLC	13,790	2,159,514
Johnson & Johnson	37,048	5,442,351
Pfizer, Inc.	102,565	4,741,580

		12,343,445

Medical - HMO — 2.5%
Anthem, Inc.	10,160	2,947,111
Cigna Corp.	6,194	1,383,616

		4,330,727

Metal - Copper — 0.2%
Freeport-McMoRan, Inc.	35,580	424,825

Networking Products — 1.3%
Cisco Systems, Inc.	47,110	2,255,156

Oil Companies - Exploration & Production — 2.4%
Canadian Natural Resources, Ltd.	61,685	1,551,378
Cimarex Energy Co.	6,530	535,329
EOG Resources, Inc.	20,633	2,131,595

		4,218,302

138

VALIC Company I Large Cap Core Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies - Integrated — 2.3%
Chevron Corp.	33,985	$4,042,176

Oil - Field Services — 0.3%
Halliburton Co.	16,293	512,089

Pharmacy Services — 1.2%
CVS Health Corp.	26,455	2,121,691

Real Estate Investment Trusts — 2.5%
American Tower Corp.	16,625	2,734,646
Equinix, Inc.	2,860	1,101,901
Weyerhaeuser Co.	19,125	505,091

		4,341,638

Retail - Apparel/Shoe — 0.7%
Tapestry, Inc.	30,345	1,181,331

Retail - Auto Parts — 0.2%
AutoZone, Inc.†	414	334,955

Retail - Building Products — 1.1%
Lowe’s Cos., Inc.	20,485	1,933,169

Retail - Discount — 0.4%
Dollar General Corp.	6,962	772,712

Retail - Restaurants — 2.1%
McDonald’s Corp.	12,970	2,444,975
Restaurant Brands International, Inc.	21,933	1,279,352

		3,724,327

Semiconductor Equipment — 0.5%
Lam Research Corp.	5,220	819,331

Telephone - Integrated — 2.7%
AT&T, Inc.	92,945	2,903,602
Verizon Communications, Inc.	28,393	1,712,098

		4,615,700

Tobacco — 2.6%
Philip Morris International, Inc.	51,535	4,459,324

Transport - Services — 1.0%
FedEx Corp.	7,788	1,783,452

Security Description	Shares/ Principal Amount	Value (Note 2)

Web Portals/ISP — 4.1%
Alphabet, Inc., Class A†	2,502	$2,776,344
Alphabet, Inc., Class C†	3,978	4,353,643

		7,129,987

Total Long-Term Investment Securities
(cost $145,743,675)		171,417,382

REPURCHASE AGREEMENTS — 1.3%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated11/30/2018, to be repurchased 12/03/2018 in the amount of $2,202,077 collateralized by $2,255,000 of U.S. Treasury Notes, bearing interest at 2.90% due 05/31/2025 and having an approximate value of $2,246,104 (cost $2,202,000)	$2,202,000	2,202,000

TOTAL INVESTMENTS
(cost $147,945,675)(1)	99.9%	173,619,382
Other assets less liabilities	0.1	235,344

NET ASSETS	100.0%	$173,854,726

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2018, the Fund had loaned securities with a total value of $399,375. This was secured by collateral of $409,068 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Notes/Bonds	0.13% to 8.75%	01/15/2019 to 05/15/2048	$409,068

(1)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$171,417,382	$—	$—	$171,417,382
Repurchase Agreements	—	2,202,000	—	2,202,000

Total Investments at Value	$171,417,382	$2,202,000	$—	$173,619,382

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

139

VALIC Company I Large Capital Growth Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Web Portals/ISP	6.4%
Computer Services	5.4
Finance — Credit Card	5.1
Applications Software	4.7
Cosmetics & Toiletries	4.6
Data Processing/Management	4.2
Diagnostic Equipment	4.2
Commercial Services — Finance	3.5
Semiconductor Components — Integrated Circuits	3.2
Athletic Footwear	3.1
Insurance Brokers	3.1
Medical Products	2.9
Electronic Components — Semiconductors	2.9
Retail — Restaurants	2.8
Cable/Satellite TV	2.7
Computers	2.6
Consulting Services	2.3
Soap & Cleaning Preparation	2.1
Chemicals — Diversified	2.0
Commercial Services	2.0
Entertainment Software	2.0
Private Equity	1.8
Transport — Rail	1.8
E-Commerce/Products	1.8
Instruments — Controls	1.7
Retail — Major Department Stores	1.6
Machinery — General Industrial	1.6
Instruments — Scientific	1.6
Coatings/Paint	1.5
Medical — Drugs	1.5
Electronic Connectors	1.5
Aerospace/Defense — Equipment	1.4
Beverages — Non-alcoholic	1.3
Textile — Apparel	1.2
Electronic Measurement Instruments	1.2
Apparel Manufacturers	1.2
Pharmacy Services	0.9
Multimedia	0.8
Gambling (Non-Hotel)	0.8
Finance — Other Services	0.7
U.S. Government Agencies	0.7
Finance — Investment Banker/Broker	0.5
Retail — Auto Parts	0.5
Diversified Manufacturing Operations	0.4
Oil — Field Services	0.1
Veterinary Diagnostics	0.1

100.0%

*	Calculated as a percentage of net assets

140

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 99.3%
Aerospace/Defense - Equipment — 1.4%
United Technologies Corp.	54,549	$6,646,250

Apparel Manufacturers — 1.2%
VF Corp.	68,408	5,560,886

Applications Software — 4.7%
Microsoft Corp.	199,234	22,093,058

Athletic Footwear — 3.1%
adidas AG	21,396	4,719,145
NIKE, Inc., Class B	129,701	9,743,139

		14,462,284

Beverages - Non-alcoholic — 1.3%
PepsiCo, Inc.	49,072	5,983,840

Cable/Satellite TV — 2.7%
Comcast Corp., Class A	321,258	12,532,275

Chemicals - Diversified — 2.0%
LyondellBasell Industries NV, Class A	14,205	1,325,469
PPG Industries, Inc.	75,004	8,200,187

		9,525,656

Coatings/Paint — 1.5%
Sherwin-Williams Co.	17,040	7,226,153

Commercial Services — 2.0%
Ecolab, Inc.	59,273	9,512,724

Commercial Services - Finance — 3.5%
Equifax, Inc.	15,958	1,638,408
Experian PLC	222,569	5,427,914
Moody’s Corp.	58,392	9,288,415

		16,354,737

Computer Services — 5.4%
Accenture PLC, Class A	105,221	17,310,959
Cognizant Technology Solutions Corp., Class A	111,742	7,959,383

		25,270,342

Computers — 2.6%
Apple, Inc.	69,754	12,456,669

Consulting Services — 2.3%
Verisk Analytics, Inc.†	89,770	11,070,436

Cosmetics & Toiletries — 4.6%
Colgate-Palmolive Co.	152,362	9,678,034
Estee Lauder Cos., Inc., Class A	58,034	8,279,130
L’Oreal SA	16,171	3,822,645

		21,779,809

Data Processing/Management — 4.2%
Fidelity National Information Services, Inc.	92,250	9,958,387
Fiserv, Inc.†	122,890	9,724,286

		19,682,673

Diagnostic Equipment — 4.2%
Danaher Corp.	68,759	7,531,861
Thermo Fisher Scientific, Inc.	48,155	12,017,080

		19,548,941

Diversified Manufacturing Operations — 0.4%
Colfax Corp.†	71,915	1,793,560

E-Commerce/Products — 1.8%
Alibaba Group Holding, Ltd. ADR†	51,734	8,321,931

Electronic Components - Semiconductors — 2.9%
Texas Instruments, Inc.	134,816	13,461,378

Security Description	Shares	Value (Note 2)

Electronic Connectors — 1.5%
Amphenol Corp., Class A	81,211	$7,141,695

Electronic Measurement Instruments — 1.2%
Fortive Corp.	73,792	5,613,357

Entertainment Software — 2.0%
Electronic Arts, Inc.†	109,669	9,219,873

Finance - Credit Card — 5.1%
Mastercard, Inc., Class A	47,205	9,491,509
Visa, Inc., Class A#	102,712	14,555,318

		24,046,827

Finance - Investment Banker/Broker — 0.5%
Charles Schwab Corp.	58,362	2,614,618

Finance - Other Services — 0.7%
CME Group, Inc.	17,290	3,286,483

Gambling (Non-Hotel) — 0.8%
Paddy Power Betfair PLC	41,322	3,681,512

Instruments - Controls — 1.7%
Mettler-Toledo International, Inc.†	12,303	7,832,828

Instruments - Scientific — 1.6%
Waters Corp.†	37,096	7,366,524

Insurance Brokers — 3.1%
Aon PLC	87,148	14,389,006

Machinery - General Industrial — 1.6%
Nordson Corp.	61,883	7,451,332

Medical Products — 2.9%
Abbott Laboratories	132,791	9,833,174
Cooper Cos., Inc.	13,328	3,716,246

		13,549,420

Medical - Drugs — 1.5%
Eli Lilly & Co.	24,636	2,922,815
Zoetis, Inc.	45,522	4,273,150

		7,195,965

Multimedia — 0.8%
Twenty-First Century Fox, Inc., Class A	42,389	2,096,984
Walt Disney Co.	14,894	1,720,108

		3,817,092

Oil - Field Services — 0.1%
Schlumberger, Ltd.	11,688	527,129

Pharmacy Services — 0.9%
CVS Health Corp.	31,954	2,562,711
Express Scripts Holding Co.†	15,318	1,554,317

		4,117,028

Private Equity — 1.8%
Blackstone Group LP	258,495	8,719,036

Retail - Auto Parts — 0.5%
AutoZone, Inc.†	2,815	2,277,532

Retail - Major Department Stores — 1.6%
TJX Cos., Inc.	157,830	7,709,996

Retail - Restaurants — 2.8%
Starbucks Corp.	198,924	13,272,209

Semiconductor Components - Integrated Circuits — 3.2%
Analog Devices, Inc.	97,896	8,998,600
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	159,894	6,010,416

		15,009,016

141

VALIC Company I Large Capital Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Soap & Cleaning Preparation — 2.1%
Church & Dwight Co., Inc.	57,012	$3,773,624
Reckitt Benckiser Group PLC	73,096	6,081,442

		9,855,066

Textile - Apparel — 1.2%
LVMH Moet Hennessy Louis Vuitton SE	20,354	5,857,510

Transport - Rail — 1.8%
Union Pacific Corp.	55,497	8,534,329

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†	9,443	315,491

Web Portals/ISP — 6.4%
Alphabet, Inc., Class A†	26,931	29,883,984

Total Long-Term Investment Securities
(cost $335,860,412)		466,568,460

SHORT-TERM INVESTMENT SECURITIES — 0.7%
U.S. Government Agencies — 0.7%
Federal Home Loan Bank Disc. Notes 2.07% due 12/03/2018 (cost $3,171,640)	$3,172,000	3,172,000

TOTAL INVESTMENTS
(cost $339,032,052)(1)	100.0%	469,740,460
Other assets less liabilities	0.0	27,463

NET ASSETS	100.0%	$469,767,923

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	See Note 5 for cost of investments on a tax basis.

At November 30, 2018, the Fund had loaned securities with a total value of $14,040,627. This was secured by collateral of $14,059,982 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly, are not reflected in the Fund’s assets and liabilities.

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	03/07/2019 to 04/25/2019	$1,744,307
United States Treasury Notes/Bonds	0.13% to 8.75%	02/28/2019 to 08/15/2047	12,315,675

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$436,978,293	$29,590,167	**	$—	$466,568,460
Short-Term Investment Securities	—	3,172,000		—	3,172,000

Total Investments at Value	$436,978,293	$32,762,167		$—	$469,740,460

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

142

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Real Estate Investment Trusts	8.7%
Banks — Commercial	7.1
Repurchase Agreements	3.2
Gas — Distribution	2.5
Oil Companies — Exploration & Production	2.3
Retail — Restaurants	2.1
Electric — Integrated	2.1
Medical Instruments	2.1
Chemicals — Specialty	1.7
Insurance — Property/Casualty	1.7
Computer Services	1.6
Enterprise Software/Service	1.5
Medical Products	1.5
Machinery — General Industrial	1.4
Steel — Producers	1.3
Food — Misc./Diversified	1.3
Commercial Services — Finance	1.3
Insurance — Multi-line	1.2
Medical — Biomedical/Gene	1.1
Transport — Truck	1.1
Medical Labs & Testing Services	1.1
Diversified Manufacturing Operations	1.1
Electronic Parts Distribution	1.1
Insurance — Reinsurance	1.0
Investment Management/Advisor Services	1.0
Electronic Components — Misc.	1.0
Building — Residential/Commercial	0.9
Registered Investment Companies	0.9
Applications Software	0.9
Aerospace/Defense	0.9
Electronic Measurement Instruments	0.9
Electronic Components — Semiconductors	0.9
Disposable Medical Products	0.8
Semiconductor Components — Integrated Circuits	0.8
Data Processing/Management	0.8
Oil & Gas Drilling	0.8
Human Resources	0.7
Savings & Loans/Thrifts	0.7
Theaters	0.7
Distribution/Wholesale	0.7
Office Automation & Equipment	0.6
Oil — Field Services	0.6
Semiconductor Equipment	0.6
Medical — Drugs	0.6
Recreational Vehicles	0.6
Containers — Paper/Plastic	0.6
Garden Products	0.5
Hotels/Motels	0.5
Machine Tools & Related Products	0.5
Multimedia	0.5
Real Estate Management/Services	0.5
Coatings/Paint	0.5
Television	0.5
Commercial Services	0.5
Medical — HMO	0.5
Retail — Misc./Diversified	0.5
Funeral Services & Related Items	0.5
Building Products — Air & Heating	0.5
Insurance — Life/Health	0.5
Auto/Truck Parts & Equipment — Original	0.4
Engineering/R&D Services	0.4
Finance — Investment Banker/Broker	0.4
Resorts/Theme Parks	0.4
Footwear & Related Apparel	0.4
Industrial Automated/Robotic	0.4
Physical Therapy/Rehabilitation Centers	0.4
Hazardous Waste Disposal	0.4
Machinery — Pumps	0.4
Machinery — Construction & Mining	0.4

Building — Heavy Construction	0.4
Filtration/Separation Products	0.4
Finance — Consumer Loans	0.4
Finance — Other Services	0.4
Oil Refining & Marketing	0.4
Telecommunication Equipment	0.4
Insurance Brokers	0.4
Racetracks	0.4
Wireless Equipment	0.4
Miscellaneous Manufacturing	0.4
Retail — Apparel/Shoe	0.4
Medical Information Systems	0.4
Batteries/Battery Systems	0.4
Schools	0.4
Retail — Discount	0.4
Containers — Metal/Glass	0.4
Airlines	0.3
Water	0.3
Power Converter/Supply Equipment	0.3
Patient Monitoring Equipment	0.3
Lighting Products & Systems	0.3
Computers — Integrated Systems	0.3
Oil Companies — Integrated	0.3
Rental Auto/Equipment	0.3
Medical — Hospitals	0.3
Medical — Outpatient/Home Medical	0.3
Transport — Rail	0.3
Aerospace/Defense — Equipment	0.3
Health Care Cost Containment	0.3
Electric Products — Misc.	0.3
Gold Mining	0.3
Networking Products	0.3
Retail — Convenience Store	0.3
Telecom Equipment — Fiber Optics	0.3
Instruments — Controls	0.3
Retail — Mail Order	0.3
Pipelines	0.3
Cable/Satellite TV	0.3
Apparel Manufacturers	0.2
Building & Construction — Misc.	0.2
Transport — Marine	0.2
Retail — Catalog Shopping	0.2
Machinery — Farming	0.2
Casino Services	0.2
U.S. Government Treasuries	0.2
Publishing — Newspapers	0.2
Consumer Products — Misc.	0.2
Office Furnishings — Original	0.2
Multilevel Direct Selling	0.2
Food — Baking	0.2
Security Services	0.2
Chemicals — Diversified	0.2
Building Products — Cement	0.2
Computer Software	0.2
Machinery — Electrical	0.2
Building — Mobile Home/Manufactured Housing	0.2
Lasers — System/Components	0.2
Energy — Alternate Sources	0.2
Transactional Software	0.2
Steel — Specialty	0.2
Telephone — Integrated	0.2
Building & Construction Products — Misc.	0.2
Transport — Equipment & Leasing	0.2
Transport — Services	0.2
Food — Retail	0.2
Steel Pipe & Tube	0.2
Computers — Other	0.2
Metal Processors & Fabrication	0.2
Retail — Sporting Goods	0.2

143

VALIC Company I Mid Cap Index Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Paper & Related Products	0.2%
Retail — Jewelry	0.2
Chemicals — Plastics	0.2
Electronic Security Devices	0.1
Publishing — Books	0.1
Printing — Commercial	0.1
Brewery	0.1
Home Furnishings	0.1
Publishing — Periodicals	0.1
Poultry	0.1
Wire & Cable Products	0.1
Cosmetics & Toiletries	0.1
Retail — Automobile	0.1
Dental Supplies & Equipment	0.1
Casino Hotels	0.1
Finance — Mortgage Loan/Banker	0.1
Housewares	0.1
Retail — Bedding	0.1
Retail — Petroleum Products	0.1
Quarrying	0.1
Metal Products — Distribution	0.1
E-Commerce/Services	0.1
Retail — Arts & Crafts	0.1
Oil Field Machinery & Equipment	0.1
Auction Houses/Art Dealers	0.1
Retail — Regional Department Stores	0.1

100.7%

*	Calculated as a percentage of net assets

144

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Aerospace/Defense — 0.9%
Esterline Technologies Corp.†	50,289	$5,970,813
MSA Safety, Inc.	66,377	7,234,429
Teledyne Technologies, Inc.†	68,156	15,306,475

		28,511,717

Aerospace/Defense - Equipment — 0.3%
Curtiss-Wright Corp.	83,467	9,214,757

Airlines — 0.3%
JetBlue Airways Corp.†	593,723	11,589,473

Apparel Manufacturers — 0.2%
Carter’s, Inc.	88,191	8,157,667

Applications Software — 0.9%
CDK Global, Inc.	245,654	12,380,962
PTC, Inc.†	201,257	17,406,718

		29,787,680

Auction Houses/Art Dealers — 0.1%
Sotheby’s†#	66,048	2,641,260

Auto/Truck Parts & Equipment - Original — 0.4%
Adient PLC#	164,798	3,902,416
Dana, Inc.	274,319	3,980,369
Delphi Technologies PLC	168,499	2,879,648
Visteon Corp.†	55,729	4,113,915

		14,876,348

Banks - Commercial — 7.1%
Associated Banc-Corp.	326,601	7,567,345
BancorpSouth Bank	170,440	5,247,848
Bank of Hawaii Corp.#	79,767	6,361,418
Bank OZK	229,416	6,217,174
Cathay General Bancorp	146,498	5,796,926
Chemical Financial Corp.#	135,503	6,395,742
Commerce Bancshares, Inc.	189,085	11,916,140
Cullen/Frost Bankers, Inc.#	121,285	12,167,311
East West Bancorp, Inc.	275,017	14,765,663
First Horizon National Corp.	616,793	10,170,917
FNB Corp.#	615,379	7,544,547
Fulton Financial Corp.	333,858	5,812,468
Hancock Holding Co.†	161,959	6,513,991
Home BancShares, Inc.#	304,959	5,980,246
International Bancshares Corp.	104,178	3,999,393
MB Financial, Inc.	159,797	7,331,486
PacWest Bancorp	232,347	9,349,643
Pinnacle Financial Partners, Inc.#	138,930	7,967,635
Prosperity Bancshares, Inc.#	125,912	8,737,034
Signature Bank	105,051	12,955,940
Synovus Financial Corp.	222,704	8,420,438
TCF Financial Corp.	318,247	7,157,375
Texas Capital Bancshares, Inc.†	95,192	5,679,155
Trustmark Corp.	128,332	4,150,257
UMB Financial Corp.	85,567	5,790,319
Umpqua Holdings Corp.	417,907	8,040,531
United Bankshares, Inc.#	197,032	7,126,647
Valley National Bancorp#	629,066	6,806,494
Webster Financial Corp.	175,031	10,531,615
Wintrust Financial Corp.	106,970	8,274,129

		234,775,827

Batteries/Battery Systems — 0.4%
Energizer Holdings, Inc.	113,432	5,085,157
EnerSys	79,939	6,984,270

		12,069,427

Security Description	Shares	Value (Note 2)

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	16,388	$4,499,162

Building & Construction Products - Misc. — 0.2%
Louisiana-Pacific Corp.	270,849	6,191,608

Building & Construction - Misc. — 0.2%
EMCOR Group, Inc.	110,414	8,044,764

Building Products - Air & Heating — 0.5%
Lennox International, Inc.	68,757	15,532,894

Building Products - Cement — 0.2%
Eagle Materials, Inc.	90,689	6,620,297

Building - Heavy Construction — 0.4%
Arcosa, Inc.†	1	27
Dycom Industries, Inc.†	59,280	3,927,893
Granite Construction, Inc.#	86,720	4,390,634
MasTec, Inc.†#	123,399	5,564,061

		13,882,615

Building - Mobile Home/Manufactured Housing — 0.2%
Thor Industries, Inc.	95,005	6,442,289

Building - Residential/Commercial — 0.9%
KB Home	162,400	3,428,264
NVR, Inc.†	6,470	15,851,500
Toll Brothers, Inc.	257,295	8,483,016
TRI Pointe Group, Inc.†#	269,872	3,368,003

		31,130,783

Cable/Satellite TV — 0.3%
Cable One, Inc.	9,416	8,467,715

Casino Hotels — 0.1%
Boyd Gaming Corp.	153,414	3,807,735

Casino Services — 0.2%
Eldorado Resorts, Inc.†#	123,289	5,422,250
Scientific Games Corp.†#	104,104	2,027,946

		7,450,196

Chemicals - Diversified — 0.2%
Olin Corp.	316,934	6,823,589

Chemicals - Plastics — 0.2%
PolyOne Corp.	151,713	5,100,591

Chemicals - Specialty — 1.7%
Ashland Global Holdings, Inc.#	118,473	9,701,754
Cabot Corp.	116,827	5,747,888
Chemours Co.	335,618	9,558,401
Minerals Technologies, Inc.	67,002	3,770,873
NewMarket Corp.#	16,954	7,128,818
Sensient Technologies Corp.	80,232	5,155,708
Valvoline, Inc.#	362,001	7,634,601
Versum Materials, Inc.	206,764	7,162,305

		55,860,348

Coatings/Paint — 0.5%
RPM International, Inc.	253,247	16,701,640

Commercial Services — 0.5%
CoreLogic, Inc.†	153,616	6,215,303
Healthcare Services Group, Inc.#	139,944	6,605,357
Weight Watchers International, Inc.†#	73,334	3,668,167

		16,488,827

Commercial Services - Finance — 1.3%
MarketAxess Holdings, Inc.	71,303	15,524,802
Sabre Corp.	522,134	13,350,966
WEX, Inc.†	81,780	12,673,447

		41,549,215

145

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computer Services — 1.6%
CACI International, Inc., Class A†	46,885	$7,731,805
Leidos Holdings, Inc.	285,591	17,992,233
MAXIMUS, Inc.	121,911	8,670,311
Perspecta, Inc.	270,492	5,710,086
Science Applications International Corp.	80,552	5,599,975
Teradata Corp.†	226,029	8,505,471

		54,209,881

Computer Software — 0.2%
j2 Global, Inc.	88,781	6,552,926

Computers - Integrated Systems — 0.3%
NCR Corp.†#	223,751	6,200,140
NetScout Systems, Inc.†#	137,556	3,683,750

		9,883,890

Computers - Other — 0.2%
Lumentum Holdings, Inc.†#	119,163	5,299,179

Consumer Products - Misc. — 0.2%
Helen of Troy, Ltd.†	49,994	7,150,642

Containers - Metal/Glass — 0.4%
Greif, Inc., Class A	49,231	2,524,073
Owens-Illinois, Inc.†	302,220	5,557,826
Silgan Holdings, Inc.	146,952	3,784,014

		11,865,913

Containers - Paper/Plastic — 0.6%
Bemis Co., Inc.	172,729	8,422,266
Sonoco Products Co.	189,025	10,876,499

		19,298,765

Cosmetics & Toiletries — 0.1%
Edgewell Personal Care Co.†	102,557	4,286,883

Data Processing/Management — 0.8%
CommVault Systems, Inc.†	72,909	4,297,257
Dun & Bradstreet Corp.	70,458	10,113,541
Fair Isaac Corp.†	55,310	10,986,225

		25,397,023

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.#	156,609	3,973,170

Disposable Medical Products — 0.8%
ICU Medical, Inc.†	31,464	7,566,777
STERIS PLC	160,463	19,107,934

		26,674,711

Distribution/Wholesale — 0.7%
Pool Corp.	76,624	12,452,166
Watsco, Inc.	60,830	9,349,571

		21,801,737

Diversified Manufacturing Operations — 1.1%
Carlisle Cos., Inc.	113,369	11,962,697
Crane Co.	96,140	8,303,612
ITT, Inc.	166,248	9,218,451
Trinity Industries, Inc.	280,335	6,680,383

		36,165,143

E-Commerce/Services — 0.1%
Cars.com, Inc.†#	121,753	3,149,750

Electric Products - Misc. — 0.3%
Littelfuse, Inc.	47,599	9,108,069

Security Description	Shares	Value (Note 2)

Electric - Integrated — 2.1%
ALLETE, Inc.	97,473	$7,932,353
Black Hills Corp.#	102,439	6,782,486
Hawaiian Electric Industries, Inc.	206,631	7,918,100
IDACORP, Inc.	95,636	9,395,281
MDU Resources Group, Inc.	372,004	9,846,946
NorthWestern Corp.	95,492	6,107,668
OGE Energy Corp.	379,051	15,018,000
PNM Resources, Inc.	151,168	6,533,481

		69,534,315

Electronic Components - Misc. — 1.0%
Gentex Corp.	510,351	11,493,104
Jabil, Inc.	290,905	7,263,898
nVent Electric PLC	309,199	7,736,159
Vishay Intertechnology, Inc.#	250,734	5,227,804

		31,720,965

Electronic Components - Semiconductors — 0.9%
Cree, Inc.†#	193,180	8,526,965
Monolithic Power Systems, Inc.	73,855	9,754,030
Silicon Laboratories, Inc.†	82,272	7,270,377
Synaptics, Inc.†	67,110	2,581,050

		28,132,422

Electronic Measurement Instruments — 0.9%
National Instruments Corp.	213,269	10,441,650
Trimble, Inc.†	474,368	18,040,215

		28,481,865

Electronic Parts Distribution — 1.1%
Arrow Electronics, Inc.†	165,847	12,765,244
Avnet, Inc.	219,692	9,626,903
SYNNEX Corp.	79,006	6,378,944
Tech Data Corp.†	72,781	6,546,651

		35,317,742

Electronic Security Devices — 0.1%
Resideo Technologies, Inc.†	234,936	4,846,730

Energy - Alternate Sources — 0.2%
First Solar, Inc.†	143,204	6,365,418

Engineering/R&D Services — 0.4%
AECOM†#	305,129	9,812,949
KBR, Inc.	267,020	4,958,561

		14,771,510

Enterprise Software/Service — 1.5%
Blackbaud, Inc.#	92,203	6,753,870
LiveRamp Holdings, Inc.†	147,027	6,954,377
Manhattan Associates, Inc.†	124,800	6,181,344
Tyler Technologies, Inc.†	73,352	14,139,331
Ultimate Software Group, Inc.†	59,212	15,627,231

		49,656,153

Filtration/Separation Products — 0.4%
Donaldson Co., Inc.#	244,775	13,717,191

Finance - Consumer Loans — 0.4%
Navient Corp.	446,968	5,140,132
SLM Corp.†	826,269	8,485,783

		13,625,915

Finance - Investment Banker/Broker — 0.4%
Evercore, Inc., Class A	77,727	6,417,141
Interactive Brokers Group, Inc., Class A	142,495	8,243,336

		14,660,477

146

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker — 0.1%
LendingTree, Inc.†#	14,108	$3,672,877

Finance - Other Services — 0.4%
SEI Investments Co.	250,005	13,425,268

Food - Baking — 0.2%
Flowers Foods, Inc.	348,187	6,890,621

Food - Confectionery — 0.0%
Tootsie Roll Industries, Inc.#	35,204	1,232,492

Food - Misc./Diversified — 1.3%
Hain Celestial Group, Inc.†#	169,662	3,512,003
Ingredion, Inc.	134,796	14,080,790
Lancaster Colony Corp.	37,041	6,679,233
Post Holdings, Inc.†#	126,434	12,232,490
TreeHouse Foods, Inc.†#	106,742	5,614,629

		42,119,145

Food - Retail — 0.2%
Sprouts Farmers Market, Inc.†	241,187	5,552,125

Footwear & Related Apparel — 0.4%
Deckers Outdoor Corp.†	57,075	7,604,673
Skechers U.S.A., Inc., Class A†	256,390	6,922,530

		14,527,203

Funeral Services & Related Items — 0.5%
Service Corp. International	342,287	15,813,659

Garden Products — 0.5%
Scotts Miracle-Gro Co.#	74,694	5,675,250
Toro Co.	199,638	12,375,560

		18,050,810

Gas - Distribution — 2.5%
Atmos Energy Corp.	211,038	20,190,006
National Fuel Gas Co.#	163,118	8,783,904
New Jersey Resources Corp.#	167,533	8,130,377
ONE Gas, Inc.	99,669	8,480,835
Southwest Gas Holdings, Inc.	99,130	7,808,470
UGI Corp.	329,957	18,956,030
Vectren Corp.	157,672	11,322,426

		83,672,048

Gold Mining — 0.3%
Royal Gold, Inc.	124,316	9,093,715

Hazardous Waste Disposal — 0.4%
Clean Harbors, Inc.†	96,866	6,250,763
Stericycle, Inc.†	161,616	7,768,881

		14,019,644

Health Care Cost Containment — 0.3%
HealthEquity, Inc.†	102,799	9,117,243

Home Furnishings — 0.1%
Tempur Sealy International, Inc.†#	86,786	4,424,350

Hotels/Motels — 0.5%
Wyndham Destinations, Inc.†	188,678	7,824,477
Wyndham Hotels & Resorts, Inc.	189,692	9,509,260

		17,333,737

Housewares — 0.1%
Tupperware Brands Corp.	94,932	3,603,619

Human Resources — 0.7%
ASGN, Inc.†	99,354	6,880,265
Insperity, Inc.	72,403	7,243,196
ManpowerGroup, Inc.	123,158	9,997,966

		24,121,427

Security Description	Shares	Value (Note 2)

Industrial Automated/Robotic — 0.4%
Cognex Corp.	326,484	$14,371,826

Instruments - Controls — 0.3%
Woodward, Inc.	105,372	8,817,529

Insurance Brokers — 0.4%
Brown & Brown, Inc.	439,907	12,766,101

Insurance - Life/Health — 0.5%
CNO Financial Group, Inc.	312,315	5,715,364
Primerica, Inc.	81,845	9,729,734

		15,445,098

Insurance - Multi-line — 1.2%
American Financial Group, Inc.	133,567	13,671,918
Genworth Financial, Inc., Class A†	950,194	4,427,904
Kemper Corp.	115,499	8,789,474
Old Republic International Corp.	539,570	12,167,304

		39,056,600

Insurance - Property/Casualty — 1.7%
Alleghany Corp.#.	28,348	17,888,438
First American Financial Corp.	211,907	10,241,465
Hanover Insurance Group, Inc.	80,725	9,259,965
Mercury General Corp.#	51,455	2,914,926
WR Berkley Corp.	182,624	14,387,119

		54,691,913

Insurance - Reinsurance — 1.0%
Aspen Insurance Holdings, Ltd.	113,286	4,742,152
Reinsurance Group of America, Inc.	120,807	18,046,149
RenaissanceRe Holdings, Ltd.	76,411	10,132,863

		32,921,164

Investment Management/Advisor Services — 1.0%
Eaton Vance Corp.	224,023	9,124,457
Federated Investors, Inc., Class B	181,667	4,810,542
Janus Henderson Group PLC	319,479	7,475,809
Legg Mason, Inc.	162,170	4,698,065
Stifel Financial Corp.	135,128	6,522,628

		32,631,501

Lasers - System/Components — 0.2%
Coherent, Inc.†#	46,115	6,371,248

Lighting Products & Systems — 0.3%
Acuity Brands, Inc.	76,256	9,914,805

Machine Tools & Related Products — 0.5%
Kennametal, Inc.	154,952	6,480,092
Lincoln Electric Holdings, Inc.	123,684	10,630,640

		17,110,732

Machinery - Construction & Mining — 0.4%
Oshkosh Corp.	138,735	9,895,968
Terex Corp.#	123,084	4,069,157

		13,965,125

Machinery - Electrical — 0.2%
Regal Beloit Corp.	82,467	6,447,270

Machinery - Farming — 0.2%
AGCO Corp.	126,128	7,527,319

Machinery - General Industrial — 1.4%
IDEX Corp.	145,524	19,994,997
Nordson Corp.	99,320	11,959,121
Wabtec Corp.#	162,801	15,400,975

		47,355,093

147

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Machinery - Pumps — 0.4%
Graco, Inc.	317,218	$13,973,453

Medical Information Systems — 0.4%
Allscripts Healthcare Solutions, Inc.†#	331,376	3,383,349
Medidata Solutions, Inc.†#	113,254	8,744,341

		12,127,690

Medical Instruments — 2.1%
Avanos Medical, Inc.†	89,732	4,281,114
Bio-Techne Corp.	71,606	11,558,641
Cantel Medical Corp.	68,865	5,914,126
Integra LifeSciences Holdings Corp.†	134,098	7,191,676
LivaNova PLC†	92,218	9,331,539
NuVasive, Inc.†	97,589	6,215,443
Teleflex, Inc.	86,912	23,937,303

		68,429,842

Medical Labs & Testing Services — 1.1%
Catalent, Inc.†	274,943	10,901,490
Charles River Laboratories International, Inc.†	91,155	12,292,252
MEDNAX, Inc.†	177,382	7,130,756
Syneos Health, Inc.†	115,230	5,959,696

		36,284,194

Medical Products — 1.5%
Globus Medical, Inc., Class A†	139,086	6,716,463
Haemonetics Corp.†	98,101	10,524,275
Hill-Rom Holdings, Inc.	126,024	12,219,287
Inogen, Inc.†	33,225	4,896,036
West Pharmaceutical Services, Inc.	139,561	15,290,303

		49,646,364

Medical - Biomedical/Gene — 1.1%
Bio-Rad Laboratories, Inc., Class A†	38,023	10,435,793
Exelixis, Inc.†	565,613	11,487,600
Ligand Pharmaceuticals, Inc.†#	40,051	6,318,846
United Therapeutics Corp.†	82,674	9,763,799

		38,006,038

Medical - Drugs — 0.6%
Mallinckrodt PLC†#	157,915	3,756,798
PRA Health Sciences, Inc.†	109,947	12,835,213
Prestige Consumer Healthcare, Inc.†#	98,181	3,811,386

		20,403,397

Medical - HMO — 0.5%
Molina Healthcare, Inc.†	117,212	16,375,689

Medical - Hospitals — 0.3%
Acadia Healthcare Co., Inc.†#	167,527	5,690,892
Tenet Healthcare Corp.†	157,407	4,103,601

		9,794,493

Medical - Outpatient/Home Medical — 0.3%
Chemed Corp.	30,534	9,672,561

Metal Processors & Fabrication — 0.2%
Timken Co.	131,701	5,287,795

Metal Products - Distribution — 0.1%
Worthington Industries, Inc.	76,668	3,175,589

Miscellaneous Manufacturing — 0.4%
AptarGroup, Inc.	118,011	12,279,045

Multilevel Direct Selling — 0.2%
Nu Skin Enterprises, Inc., Class A	105,385	6,952,248

Security Description	Shares	Value (Note 2)

Multimedia — 0.5%
FactSet Research Systems, Inc.	72,796	$17,069,934

Networking Products — 0.3%
LogMeIn, Inc.	98,437	9,078,844

Office Automation & Equipment — 0.6%
Pitney Bowes, Inc.	356,829	3,011,637
Zebra Technologies Corp., Class A†	101,897	18,321,080

		21,332,717

Office Furnishings - Original — 0.2%
Herman Miller, Inc.	112,914	3,823,268
HNI Corp.	83,002	3,199,727

		7,022,995

Oil & Gas Drilling — 0.8%
Diamond Offshore Drilling, Inc.†#	122,587	1,544,596
Ensco PLC, Class A#	829,547	4,703,531
Nabors Industries, Ltd.	617,701	1,995,174
Patterson-UTI Energy, Inc.	417,567	5,795,830
Rowan Cos. PLC, Class A†	241,124	3,341,979
Transocean, Ltd.†#	815,214	7,565,186

		24,946,296

Oil Companies - Exploration & Production — 2.3%
Callon Petroleum Co.†#	431,880	3,692,574
Chesapeake Energy Corp.†#	1,731,320	5,055,454
CNX Resources Corp.†	404,345	5,596,135
Diamondback Energy, Inc.	100,190	11,058,956
EQT Corp.#	501,021	9,374,103
Gulfport Energy Corp.†	299,293	2,549,976
Matador Resources Co.†#	196,546	4,481,249
Oasis Petroleum, Inc.†#	506,936	3,619,523
QEP Resources, Inc.†	449,735	3,611,372
Range Resources Corp.	392,936	5,717,219
SM Energy Co.	195,791	3,994,136
Southwestern Energy Co.†	1,112,688	5,363,156
WPX Energy, Inc.†	749,279	10,452,442

		74,566,295

Oil Companies - Integrated — 0.3%
Murphy Oil Corp.#	308,705	9,847,689

Oil Field Machinery & Equipment — 0.1%
Dril-Quip, Inc.†#	71,257	2,797,550

Oil Refining & Marketing — 0.4%
Murphy USA, Inc.†	56,789	4,601,045
PBF Energy, Inc., Class A	227,446	8,797,611

		13,398,656

Oil - Field Services — 0.6%
Apergy Corp.†	146,776	5,031,481
Core Laboratories NV	83,908	6,973,594
McDermott International, Inc.†#	342,624	2,984,255
NOW, Inc.†#	205,705	2,774,960
Oceaneering International, Inc.†	186,997	3,139,680

		20,903,970

Paper & Related Products — 0.2%
Domtar Corp.	119,363	5,201,840

Patient Monitoring Equipment — 0.3%
Masimo Corp.†	91,088	10,057,937

Physical Therapy/Rehabilitation Centers — 0.4%
Encompass Health Corp.	187,625	14,111,276

148

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Pipelines — 0.3%
Equitrans Midstream Corp.†	386,527	$8,627,283

Poultry — 0.1%
Sanderson Farms, Inc.#	38,141	4,316,036

Power Converter/Supply Equipment — 0.3%
Hubbell, Inc.	103,949	11,451,022

Printing - Commercial — 0.1%
Deluxe Corp.	90,377	4,550,482

Publishing - Books — 0.1%
John Wiley & Sons, Inc., Class A	86,344	4,773,960

Publishing - Newspapers — 0.2%
New York Times Co., Class A#	267,807	7,185,262

Publishing - Periodicals — 0.1%
Meredith Corp.#	75,510	4,323,703

Quarrying — 0.1%
Compass Minerals International, Inc.#	64,243	3,218,574

Racetracks — 0.4%
Churchill Downs, Inc.	22,651	6,291,542
International Speedway Corp., Class A	46,382	1,963,814
Penn National Gaming, Inc.†	202,260	4,471,968

		12,727,324

Real Estate Investment Trusts — 8.7%
Alexander & Baldwin, Inc.†	128,485	2,663,494
American Campus Communities, Inc.	260,055	11,398,211
Camden Property Trust	176,124	16,759,960
CoreCivic, Inc.	225,017	4,939,123
CoreSite Realty Corp.	69,659	6,788,966
Corporate Office Properties Trust	206,586	5,055,159
Cousins Properties, Inc.	797,810	6,741,495
CyrusOne, Inc.#	198,539	11,134,067
Douglas Emmett, Inc.	306,348	11,310,368
EPR Properties	141,100	9,994,113
First Industrial Realty Trust, Inc.	239,093	7,665,322
GEO Group, Inc.	231,117	5,371,159
Healthcare Realty Trust, Inc.	237,666	7,367,646
Highwoods Properties, Inc.	196,347	8,515,569
Hospitality Properties Trust	311,931	8,372,228
JBG SMITH Properties	205,525	8,235,387
Kilroy Realty Corp.	191,018	13,388,452
Lamar Advertising Co., Class A	160,587	12,178,918
Liberty Property Trust	280,521	12,704,796
Life Storage, Inc.	88,438	8,635,086
Mack-Cali Realty Corp.	171,393	3,712,372
Medical Properties Trust, Inc.	692,430	11,958,266
National Retail Properties, Inc.	297,937	14,914,726
Omega Healthcare Investors, Inc.#	380,199	14,424,750
Pebblebrook Hotel Trust	252,741	8,825,715
PotlatchDeltic Corp.	130,522	4,842,366
Rayonier, Inc.	245,690	7,771,175
Sabra Health Care REIT, Inc.#	338,349	6,526,752
Senior Housing Properties Trust	451,002	6,205,788
Tanger Factory Outlet Centers, Inc.#	178,217	4,214,832
Taubman Centers, Inc.	115,753	6,127,964
Uniti Group, Inc.†#	333,420	6,645,061
Urban Edge Properties	216,396	4,314,936
Weingarten Realty Investors	226,047	6,523,717

		286,227,939

Real Estate Management/Services — 0.5%
Jones Lang LaSalle, Inc.	86,420	12,375,344
Realogy Holdings Corp.#	235,370	4,533,226

		16,908,570

Security Description	Shares	Value (Note 2)

Recreational Vehicles — 0.6%
Brunswick Corp.	164,584	$8,729,535
Polaris Industries, Inc.	111,041	10,770,977

		19,500,512

Rental Auto/Equipment — 0.3%
Aaron’s, Inc.	131,283	6,144,044
Avis Budget Group, Inc.†	126,248	3,697,804

		9,841,848

Resorts/Theme Parks — 0.4%
Marriott Vacations Worldwide Corp.	77,730	6,311,676
Six Flags Entertainment Corp.#	135,589	8,319,741

		14,631,417

Retail - Apparel/Shoe — 0.4%
American Eagle Outfitters, Inc.	319,776	6,692,912
Urban Outfitters, Inc.†	144,738	5,513,070

		12,205,982

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	185,377	3,145,848

Retail - Automobile — 0.1%
AutoNation, Inc.†#	109,150	4,052,739

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.#	265,942	3,425,333

Retail - Catalog Shopping — 0.2%
MSC Industrial Direct Co., Inc., Class A	87,421	7,744,626

Retail - Convenience Store — 0.3%
Casey’s General Stores, Inc.	69,450	8,991,691

Retail - Discount — 0.4%
Big Lots, Inc.	76,559	3,334,910
Ollie’s Bargain Outlet Holdings, Inc.†	97,571	8,654,548

		11,989,458

Retail - Jewelry — 0.2%
Signet Jewelers, Ltd.#	98,517	5,191,846

Retail - Mail Order — 0.3%
Williams-Sonoma, Inc.#	152,878	8,657,481

Retail - Misc./Diversified — 0.5%
Five Below, Inc.†	105,759	11,082,486
Sally Beauty Holdings, Inc.†#	228,004	4,813,164

		15,895,650

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	128,945	3,325,492

Retail - Regional Department Stores — 0.1%
Dillard’s, Inc., Class A	36,510	2,533,429

Retail - Restaurants — 2.1%
Brinker International, Inc.#	73,255	3,741,865
Cheesecake Factory, Inc.#	80,018	3,776,049
Cracker Barrel Old Country Store, Inc.	45,555	8,236,800
Domino’s Pizza, Inc.#	79,467	22,037,788
Dunkin’ Brands Group, Inc.	158,993	11,765,482
Jack in the Box, Inc.	48,855	4,332,950
Papa John’s International, Inc.#	42,606	2,044,662
Texas Roadhouse, Inc.	126,151	8,329,751
Wendy’s Co.	355,314	6,370,780

		70,636,127

Retail - Sporting Goods — 0.2%
Dick’s Sporting Goods, Inc.#	145,235	5,225,555

149

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts — 0.7%
New York Community Bancorp, Inc.#	930,611	$9,892,395
Sterling Bancorp	427,912	8,258,702
Washington Federal, Inc.	158,539	4,567,508

		22,718,605

Schools — 0.4%
Adtalem Global Education, Inc.†	113,737	6,567,175
Graham Holdings Co., Class B	8,318	5,481,229

		12,048,404

Security Services — 0.2%
Brink’s Co.	96,697	6,848,082

Semiconductor Components - Integrated Circuits — 0.8%
Cirrus Logic, Inc.†	115,806	4,335,777
Cypress Semiconductor Corp.	686,131	9,537,221
Integrated Device Technology, Inc.†	245,478	11,768,215

		25,641,213

Semiconductor Equipment — 0.6%
MKS Instruments, Inc.	103,983	8,158,506
Teradyne, Inc.	353,823	12,627,943

		20,786,449

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	42,526	5,551,344

Steel - Producers — 1.3%
Carpenter Technology Corp.#	89,690	3,863,845
Commercial Metals Co.	222,070	4,279,289
Reliance Steel & Aluminum Co.	137,306	11,046,268
Steel Dynamics, Inc.	445,579	15,684,381
United States Steel Corp.	336,335	7,755,885

		42,629,668

Steel - Specialty — 0.2%
Allegheny Technologies, Inc.†#	238,524	6,263,640

Telecom Equipment - Fiber Optics — 0.3%
Ciena Corp.†	270,629	8,827,918

Telecommunication Equipment — 0.4%
ARRIS International PLC†	321,699	9,940,499
Plantronics, Inc.	62,571	2,863,875

		12,804,374

Telephone - Integrated — 0.2%
Telephone & Data Systems, Inc.	174,749	6,243,782

Television — 0.5%
AMC Networks, Inc., Class A†#	86,244	5,162,566
TEGNA, Inc.	408,535	5,429,430
World Wrestling Entertainment, Inc., Class A#	82,308	6,087,500

		16,679,496

Theaters — 0.7%
Cinemark Holdings, Inc.	201,764	7,741,685
Live Nation Entertainment, Inc.†#	261,859	14,580,309

		22,321,994

Transactional Software — 0.2%
ACI Worldwide, Inc.†#	219,690	6,344,647

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	71,547	5,974,890

Transport - Marine — 0.2%
Kirby Corp.†	102,265	7,806,910

Security Description	Shares/ Principal Amount	Value (Note 2)

Transport - Rail — 0.3%
Genesee & Wyoming, Inc., Class A†	112,790	$9,393,151

Transport - Services — 0.2%
Ryder System, Inc.	100,764	5,700,219

Transport - Truck — 1.1%
Knight-Swift Transportation Holdings, Inc.#	243,371	8,435,239
Landstar System, Inc.	77,987	8,506,822
Old Dominion Freight Line, Inc.	124,490	17,021,518
Werner Enterprises, Inc.	84,291	2,854,093

		36,817,672

Water — 0.3%
Aqua America, Inc.#	337,646	11,577,881

Wire & Cable Products — 0.1%
Belden, Inc.#	77,123	4,301,921

Wireless Equipment — 0.4%
InterDigital, Inc.	66,065	4,972,052
ViaSat, Inc.†#	106,232	7,344,880

		12,316,932

Total Long-Term Investment Securities
(cost $2,439,889,036)		3,181,578,894

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2)	29,942,454	29,942,454

U.S. Government Treasuries — 0.2%
United States Treasury Bills 2.03% due 12/06/2018(4)	$2,000,000	1,999,646
2.11% due 01/03/2019(4)	1,000,000	998,072
2.12% due 12/27/2018(4)	250,000	249,633
2.37% due 03/28/2019(4)	3,100,000	3,076,580
2.54% due 07/18/2019(4)	1,000,000	984,126

		7,308,057

Total Short-Term Investment Securities
(cost $37,250,040)		37,250,511

REPURCHASE AGREEMENTS — 3.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $106,617,731 collateralized by $112,605,000 of United States Treasury Notes, bearing interest at 2.13% due 03/31/2024 and having an approximate value of $108,748,054. (cost $106,614,000)	106,614,000	106,614,000

TOTAL INVESTMENTS
(cost $2,583,753,076)(3)	100.7%	3,325,443,405
Liabilities in excess of other assets	(0.7)	(23,660,339)

NET ASSETS	100.0%	$3,301,783,066

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $336,734,152. This was secured by collateral of $29,942,454, which was received in cash and subsequently invested in short-term investments currently valued at $29,942,454 as reported in the Portfolio of Investments. Additional collateral of $315,810,465 was received in the form of fixed income pooled securities, which the Fund cannot sell or

150

VALIC Company I Mid Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$26,090,381
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	40,581,733
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	9,022,614
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	15,272,587
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	224,843,150

(2)	The rate shown is the 7-day yield as of November 30, 2018.
(3)	See Note 5 for cost of investments on a tax basis.
(4)	The Security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
624	Long	S&P Mid Cap 400 E-Mini Index	December 2018	$121,793,858	$117,280,800	$(4,513,058)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,181,578,894	$—	$—	$3,181,578,894
Short-Term Investment Securities:
Registered Investment Companies	29,942,454	—	—	29,942,454
U.S. Government Treasuries	—	7,308,057	—	7,308,057
Repurchase Agreements	—	106,614,000	—	106,614,000

Total Investments at Value	$3,211,521,348	$113,922,057	$—	$3,325,443,405

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$4,513,058	$—	$—	$4,513,058

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

151

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Electronic Components — Semiconductors	5.5%
Commercial Services — Finance	5.1
Enterprise Software/Service	4.5
Medical Products	3.6
Medical Instruments	3.4
Consulting Services	2.8
Commercial Services	2.5
Finance — Investment Banker/Broker	2.4
Real Estate Investment Trusts	2.4
Electronic Measurement Instruments	2.2
Instruments — Scientific	2.1
Apparel Manufacturers	2.1
Computer Services	2.0
Electronic Components — Misc.	2.0
Telecommunication Equipment	1.9
Semiconductor Equipment	1.9
Medical Labs & Testing Services	1.8
Commercial Paper	1.8
Computer Software	1.7
Insurance Brokers	1.7
Insurance — Property/Casualty	1.6
Disposable Medical Products	1.6
Retail — Apparel/Shoe	1.4
Registered Investment Companies	1.4
Electronic Connectors	1.4
Entertainment Software	1.4
Transport — Truck	1.4
Drug Delivery Systems	1.3
Therapeutics	1.3
Retail — Restaurants	1.2
Cruise Lines	1.2
Data Processing/Management	1.2
Medical — Biomedical/Gene	1.2
E-Commerce/Services	1.1
Aerospace/Defense — Equipment	1.1
Investment Management/Advisor Services	1.1
Aerospace/Defense	1.1
Applications Software	1.0
Diversified Manufacturing Operations	1.0
Computers — Memory Devices	1.0
Banks — Commercial	0.9
Printing — Commercial	0.9
Machinery — General Industrial	0.9
Beverages — Non-alcoholic	0.8
Diagnostic Kits	0.8
Electric Products — Misc.	0.8
Chemicals — Diversified	0.8
Containers — Paper/Plastic	0.8
Non-Hazardous Waste Disposal	0.8
Oil Companies — Exploration & Production	0.8
Medical Information Systems	0.7
Web Hosting/Design	0.7
Medical — HMO	0.7
Metal Processors & Fabrication	0.7
Auction Houses/Art Dealers	0.7
Retail — Perfume & Cosmetics	0.6
Retail — Discount	0.6
Motion Pictures & Services	0.6
Rental Auto/Equipment	0.6
Food — Catering	0.5
Hazardous Waste Disposal	0.5
Advertising Agencies	0.5
Wire & Cable Products	0.5
Real Estate Management/Services	0.5
Industrial Automated/Robotic	0.4
Airlines	0.4
Casino Hotels	0.4
Advertising Services	0.4
Retail — Mail Order	0.4

Internet Content — Information/News	0.4
Retail — Floor Coverings	0.4
Oil Refining & Marketing	0.4
Decision Support Software	0.3
Distribution/Wholesale	0.3
Internet Telephone	0.3
Finance — Consumer Loans	0.3
Multimedia	0.3
Medical — Drugs	0.3
E-Commerce/Products	0.2
Auto/Truck Parts & Equipment — Original	0.2
Building & Construction — Misc.	0.2
Retail — Petroleum Products	0.1
Veterinary Diagnostics	0.1

100.9%

*	Calculated as a percentage of net assets

152

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.5%
Advertising Agencies — 0.5%
Omnicom Group, Inc.	18,846	$1,450,577

Advertising Services — 0.4%
Trade Desk, Inc., Class A†#	8,526	1,214,529

Aerospace/Defense — 1.1%
Teledyne Technologies, Inc.†	13,354	2,999,041

Aerospace/Defense - Equipment — 1.1%
Harris Corp.	11,627	1,662,080
L3 Technologies, Inc.	8,315	1,524,056

		3,186,136

Airlines — 0.4%
Ryanair Holdings PLC ADR†	14,956	1,231,327

Apparel Manufacturers — 2.1%
Carter’s, Inc.	9,865	912,512
Gildan Activewear, Inc.	87,484	2,872,975
VF Corp.	26,420	2,147,682

		5,933,169

Applications Software — 1.0%
Intuit, Inc.	4,457	956,160
PTC, Inc.†	21,915	1,895,429

		2,851,589

Auction Houses/Art Dealers — 0.7%
Ritchie Bros. Auctioneers, Inc.	54,653	1,900,831

Auto/Truck Parts & Equipment - Original — 0.2%
Visteon Corp.†#	8,851	653,381

Banks - Commercial — 0.9%
First Republic Bank#	15,257	1,512,731
SVB Financial Group†	4,307	1,097,467

		2,610,198

Beverages - Non-alcoholic — 0.8%
Monster Beverage Corp.†	38,562	2,301,380

Building & Construction - Misc. — 0.2%
frontdoor, Inc.†	26,393	614,693

Casino Hotels — 0.4%
MGM Resorts International	45,455	1,225,467

Chemicals - Diversified — 0.8%
FMC Corp.	27,149	2,246,308

Commercial Services — 2.5%
CoStar Group, Inc.†	7,909	2,921,505
Edenred	46,618	1,783,068
ServiceMaster Global Holdings, Inc.†	52,786	2,336,836

		7,041,409

Commercial Services - Finance — 5.1%
Equifax, Inc.	14,074	1,444,977
Euronet Worldwide, Inc.†	6,842	804,688
Global Payments, Inc.	25,057	2,801,623
IHS Markit, Ltd.†	23,675	1,263,535
WEX, Inc.†	34,959	5,417,596
Worldpay, Inc., Class A†	33,794	2,899,863

		14,632,282

Computer Services — 2.0%
Amdocs, Ltd.	46,016	2,986,898
Elastic NV†	6,287	449,206
EPAM Systems, Inc.†	17,895	2,330,824

		5,766,928

Security Description	Shares	Value (Note 2)

Computer Software — 1.7%
Splunk, Inc.†	15,308	$1,710,363
SS&C Technologies Holdings, Inc.	66,915	3,221,957

		4,932,320

Computers - Memory Devices — 1.0%
NetApp, Inc.	40,636	2,717,329

Consulting Services — 2.8%
Gartner, Inc.†#	10,099	1,547,066
Verisk Analytics, Inc.†	51,397	6,338,278

		7,885,344

Containers - Paper/Plastic — 0.8%
Sealed Air Corp.	60,748	2,219,124

Cruise Lines — 1.2%
Norwegian Cruise Line Holdings, Ltd.†	34,614	1,776,390
Royal Caribbean Cruises, Ltd.	15,398	1,741,052

		3,517,442

Data Processing/Management — 1.2%
Broadridge Financial Solutions, Inc.	9,115	965,005
Fidelity National Information Services, Inc.	22,449	2,423,370

		3,388,375

Decision Support Software — 0.3%
MSCI, Inc.	6,228	978,357

Diagnostic Kits — 0.8%
IDEXX Laboratories, Inc.†	11,080	2,257,661

Disposable Medical Products — 1.6%
ICU Medical, Inc.†	5,831	1,402,297
STERIS PLC	26,948	3,208,968

		4,611,265

Distribution/Wholesale — 0.3%
Ferguson PLC	14,883	956,711

Diversified Manufacturing Operations — 1.0%
A.O. Smith Corp.	23,284	1,103,196
Carlisle Cos., Inc.	15,613	1,647,484

		2,750,680

Drug Delivery Systems — 1.3%
DexCom, Inc.†	22,631	2,932,751
Heron Therapeutics, Inc.†#	31,235	897,382

		3,830,133

E-Commerce/Products — 0.2%
Wayfair, Inc., Class A†#	6,644	705,593

Electric Products - Misc. — 0.8%
AMETEK, Inc.	30,714	2,255,329

Electronic Components - Misc. — 2.0%
Flex, Ltd.†	157,018	1,373,907
Sensata Technologies Holding PLC†#	90,606	4,191,434

		5,565,341

Electronic Components - Semiconductors — 5.5%
Advanced Micro Devices, Inc.†	88,270	1,880,151
Microchip Technology, Inc.#	46,134	3,460,050
Monolithic Power Systems, Inc.	8,857	1,169,744
ON Semiconductor Corp.†	149,039	2,858,568
Xilinx, Inc.	68,015	6,290,027

		15,658,540

Electronic Connectors — 1.4%
TE Connectivity, Ltd.	52,959	4,074,136

153

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments — 2.2%
Agilent Technologies, Inc.	31,804	$2,301,019
National Instruments Corp.	60,076	2,941,321
Trimble, Inc.†	27,222	1,035,253

		6,277,593

Enterprise Software/Service — 4.5%
Atlassian Corp. PLC, Class A†	32,818	2,820,379
Ceridian HCM Holding, Inc.†#	32,785	1,315,334
Constellation Software, Inc.	5,181	3,553,449
SVMK, Inc.†(2)(3)	44,965	593,943
Ultimate Software Group, Inc.†	6,703	1,769,056
Workday, Inc., Class A†	17,119	2,807,516

		12,859,677

Entertainment Software — 1.4%
Take-Two Interactive Software, Inc.†	23,655	2,594,244
Zynga, Inc., Class A†	357,307	1,293,451

		3,887,695

Finance - Consumer Loans — 0.3%
Synchrony Financial	33,729	876,279

Finance - Investment Banker/Broker — 2.4%
E*TRADE Financial Corp.	43,681	2,284,080
TD Ameritrade Holding Corp.	86,578	4,658,762

		6,942,842

Food - Catering — 0.5%
Aramark	40,910	1,557,035

Hazardous Waste Disposal — 0.5%
Clean Harbors, Inc.†	23,595	1,522,585

Industrial Automated/Robotic — 0.4%
Cognex Corp.	28,895	1,271,958

Instruments - Scientific — 2.1%
PerkinElmer, Inc.	39,278	3,419,543
Waters Corp.†	13,370	2,655,014

		6,074,557

Insurance Brokers — 1.7%
Aon PLC	20,125	3,322,839
Arthur J. Gallagher & Co.	19,800	1,525,986

		4,848,825

Insurance - Property/Casualty — 1.6%
Intact Financial Corp.	29,244	2,341,237
WR Berkley Corp.	28,815	2,270,045

		4,611,282

Internet Content - Information/News — 0.4%
Spotify Technology SA†	7,833	1,068,265

Internet Telephone — 0.3%
Twilio, Inc., Class A†#	9,435	891,513

Investment Management/Advisor Services — 1.1%
LPL Financial Holdings, Inc.	49,092	3,150,234

Machinery - General Industrial — 0.9%
Middleby Corp.†#	11,741	1,418,195
Wabtec Corp.#	10,671	1,009,477

		2,427,672

Medical Information Systems — 0.7%
athenahealth, Inc.†	16,049	2,136,122

Medical Instruments — 3.4%
Boston Scientific Corp.†	105,958	3,991,438

Security Description	Shares	Value (Note 2)

Medical Instruments (continued)
Bruker Corp.	35,218	$1,167,124
Edwards Lifesciences Corp.†	19,082	3,091,475
Teleflex, Inc.	5,205	1,433,561

		9,683,598

Medical Labs & Testing Services — 1.8%
Catalent, Inc.†	63,398	2,513,731
IQVIA Holdings, Inc.†	20,388	2,549,927

		5,063,658

Medical Products — 3.6%
Cooper Cos., Inc.#	17,071	4,759,907
Globus Medical, Inc., Class A†	21,006	1,014,379
Haemonetics Corp.†	15,475	1,660,158
Novocure, Ltd.†#	26,159	897,777
Varian Medical Systems, Inc.†	16,525	2,039,020

		10,371,241

Medical - Biomedical/Gene — 1.2%
ACADIA Pharmaceuticals, Inc.†#	24,798	472,650
Celgene Corp.†	16,783	1,212,068
Exact Sciences Corp.†#	20,735	1,616,915

		3,301,633

Medical - Drugs — 0.3%
Alkermes PLC†#	14,803	539,421
DBV Technologies SA ADR†#	11,807	178,286

		717,707

Medical - HMO — 0.7%
WellCare Health Plans, Inc.†	7,795	1,986,790

Metal Processors & Fabrication — 0.7%
Rexnord Corp.†	68,378	1,935,781

Motion Pictures & Services — 0.6%
Dolby Laboratories, Inc., Class A	23,022	1,620,749

Multimedia — 0.3%
Liberty Media Corp. — Liberty Formula One, Series C†	26,352	785,817

Non-Hazardous Waste Disposal — 0.8%
Waste Connections, Inc.	27,936	2,192,417

Oil Companies - Exploration & Production — 0.8%
Marathon Oil Corp.	73,734	1,230,621
Parsley Energy, Inc., Class A†	45,762	921,189

		2,151,810

Oil Refining & Marketing — 0.4%
PBF Energy, Inc., Class A	26,475	1,024,053

Printing - Commercial — 0.9%
Cimpress NV†	21,151	2,552,080

Real Estate Investment Trusts — 2.4%
Crown Castle International Corp.	28,816	3,310,958
Lamar Advertising Co., Class A	46,752	3,545,672

		6,856,630

Real Estate Management/Services — 0.5%
CBRE Group, Inc., Class A†	30,121	1,315,685

Rental Auto/Equipment — 0.6%
United Rentals, Inc.†	13,446	1,574,930

Retail - Apparel/Shoe — 1.4%
Burlington Stores, Inc.†	8,665	1,436,311
Lululemon Athletica, Inc.†	20,186	2,675,654

		4,111,965

154

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Retail - Discount — 0.6%
Dollar Tree, Inc.†	19,353	$1,679,260

Retail - Floor Coverings — 0.4%
Floor & Decor Holdings, Inc., Class A†#	31,591	1,046,610

Retail - Mail Order — 0.4%
Williams-Sonoma, Inc.#	19,017	1,076,933

Retail - Perfume & Cosmetics — 0.6%
Ulta Beauty, Inc.†	5,988	1,783,167

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	15,947	411,273

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	2,090	989,009
Dunkin’ Brands Group, Inc.	34,660	2,564,840

		3,553,849

Semiconductor Equipment — 1.9%
Entegris, Inc.	33,920	997,248
KLA-Tencor Corp.	24,971	2,461,142
Lam Research Corp.	11,567	1,815,556

		5,273,946

Telecommunication Equipment — 1.9%
NICE, Ltd., ADR†#	45,622	5,298,539

Therapeutics — 1.3%
Neurocrine Biosciences, Inc.†	34,105	3,010,448
Sarepta Therapeutics, Inc.†#	4,688	606,956

		3,617,404

Transport - Truck — 1.4%
Old Dominion Freight Line, Inc.	10,624	1,452,620
XPO Logistics, Inc.†	31,663	2,401,955

		3,854,575

Veterinary Diagnostics — 0.1%
Elanco Animal Health, Inc.†#	7,718	257,858

Web Hosting/Design — 0.7%
GoDaddy, Inc., Class A†	16,376	1,068,698
Wix.com, Ltd.†	10,478	986,818

		2,055,516

Wire & Cable Products — 0.4%
Belden, Inc.#	22,766	1,269,887

Total Common Stocks
(cost $217,831,164)		274,992,420

CONVERTIBLE PREFERRED SECURITIES — 1.2%
E-Commerce/Services — 1.1%
Airbnb, Inc., Series D†(1)(2)(3)	29,418	3,194,108

Wire & Cable Products — 0.1%
Belden, Inc. 6.75%	2,200	169,378

Total Convertible Preferred Securities
(cost $1,417,696)		3,363,486

Total Long-Term Investment Securities
(cost $219,248,860)		278,355,906

SHORT-TERM INVESTMENT SECURITIES — 3.2%
Commercial Paper — 1.8%
Credit Agricole 2.16% due 12/03/2018	$5,000,000	4,999,095

Security Description	Shares	Value (Note 2)

Registered Investment Companies — 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(4)(5)	4,099,009	$4,099,009

Total Short-Term Investment Securities
(cost $9,098,409)		9,098,104

TOTAL INVESTMENTS
(cost $228,347,269)(6)	100.9%	287,454,010
Liabilities in excess of other assets	(0.9)	(2,476,593)

NET ASSETS	100.0%	$284,977,417

#	The security or a portion thereof is out on loan (see Note 2).
†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2018, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	% of Net Assets
Common Stocks
SVMK, Inc.	11/25/2014	44,965	$739,674	$593,943	$13.21	0.21%
Convertible Preferred Stocks
Airbnb, Inc. Series D	4/16/2014	29,418	1,197,696	3,194,108	108.58	1.12%

				$3,788,051		1.33%

(3)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $3,788,051 representing 1.3% of net assets.
(4)

At November 30, 2018, the Fund had loaned securities with a total value of $24,459,126. This was secured by collateral of $4,099,009, which was received in cash and subsequently invested in short-term investments currently valued at $4,099,009 as reported in the Portfolio of Investments. Additional collateral of $20,664,922 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$449,969
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	699,895
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	155,609
United States Treasury Bills	0.00%	12/06/2018 to 04/04/2019	1,758,196
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	17,601,253

155

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

(5)	The rate shown is the 7-day yield as of November 30, 2018.

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Enterprise Software/Service	$—	$593,943		$—	$593,943
Other Industries	271,658,698	2,739,779	**	—	274,398,477
Convertible Preferred Securities:
E-Commerce/Services	—	—		3,194,108	3,194,108
Wire & Cable Products	169,378	—		—	169,378
Short-Term Investment Securities:
Commercial Paper	—	4,999,095		—	4,999,095
Registered Investment Companies	4,099,009	—		—	4,099,009

Total Investments at Value	$275,927,085	$8,332,817		$3,194,108	$287,454,010

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Convertible Preferred Securities
Balance as of 05/31/2018	$466,287	$3,207,052
Accrued discounts	—	—
Accrued premiums	—	—
Realized Gain	—	—
Realized Loss	—	—
Change in unrealized appreciation(1)	127,656	—
Change in unrealized depreciation(1)	—	(12,944)
Net Purchases	—	—
Net Sales	—	—
Transfers into Level 3	—	—
Transfers out of Level 3†	593,943	—

Balance as of 11/30/2018	$—	$3,194,108

(1)	The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at November 30, 2018 includes:

Common Stocks	Convertible Preferred Securities
$—	$(12,944)

†	This security was transferred from Level 3 due to the company listing its shares for public trading via an IPO offering.

Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at November 30, 2018

156

VALIC Company I Mid Cap Strategic Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 11/30/18	Valuation Technique(s)	Unobservable Input(1)	Range (weighted average)
Convertible Preferred Securities	$3,194,108	Market Approach	2018 Estimated Revenue Multiple*	8.81x

			2021 Estimated Revenue Multiple*	3.9x - 6.1x (5.0x)

			2021 Estimated Gross Profit Multiple*	4.6x

			2022 Estimated Revenue Multiple*	3.7x

			2022 Estimated Gross Profit Multiple*	4.3x

			Discount for Lack of Marketability	10% - 15% (11.7%)

(1)

The significant unobservable inputs regarding the Level 3 securities in the table above are attributable to private securities and include assumptions made from non-public financial statements, private transactions, and/or market comparables. For those unobservable inputs indicated with *, a significant increase (decrease) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement, while the remaining unobservable inputs have a inverse relationship.

See Notes to Financial Statements

157

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Applications Software	10.4%
E-Commerce/Products	10.0
Computers	9.9
Web Portals/ISP	8.8
Repurchase Agreements	7.8
Electronic Components — Semiconductors	7.2
Medical — Biomedical/Gene	6.3
Internet Content — Entertainment	5.3
Cable/Satellite TV	3.1
Networking Products	2.6
Beverages — Non-alcoholic	2.3
Commercial Services — Finance	1.9
Semiconductor Components — Integrated Circuits	1.7
E-Commerce/Services	1.5
Food — Misc./Diversified	1.5
Electronic Forms	1.4
Retail — Discount	1.4
Entertainment Software	1.1
Multimedia	1.0
Retail — Restaurants	1.0
Semiconductor Equipment	1.0
Retail — Drug Store	1.0
Cellular Telecom	0.8
Transport — Rail	0.7
Medical Instruments	0.7
Auto — Cars/Light Trucks	0.7
Computer Aided Design	0.7
Data Processing/Management	0.7
Pharmacy Services	0.7
U.S. Government Treasuries	0.5
Computer Services	0.5
Hotels/Motels	0.5
Retail — Apparel/Shoe	0.4
Radio	0.3
Retail — Auto Parts	0.3
Electric — Integrated	0.3
Medical Products	0.3
Computers — Memory Devices	0.3
Enterprise Software/Service	0.3
Registered Investment Companies	0.3
Auto — Heavy Duty Trucks	0.2
Consulting Services	0.2
Commercial Services	0.2
Medical Information Systems	0.2
Airlines	0.2
Dental Supplies & Equipment	0.2
Retail — Perfume & Cosmetics	0.2
Diagnostic Kits	0.2
Computer Data Security	0.2
Medical — Generic Drugs	0.2
Distribution/Wholesale	0.2
Computer Software	0.2
Internet Security	0.2
Casino Hotels	0.1
Transport — Truck	0.1
Toys	0.1
Retail — Catalog Shopping	0.1

100.2%

*	Calculated as a percentage of net assets

158

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 91.6%
Airlines — 0.2%
American Airlines Group, Inc.	26,404	$1,060,385

Applications Software — 10.4%
Intuit, Inc.	14,831	3,181,694
Microsoft Corp.	439,664	48,754,341

		51,936,035

Auto - Cars/Light Trucks — 0.7%
Tesla, Inc.†	9,781	3,428,045

Auto - Heavy Duty Trucks — 0.2%
PACCAR, Inc.	20,099	1,250,560

Beverages - Non-alcoholic — 2.3%
Monster Beverage Corp.†	31,679	1,890,603
PepsiCo, Inc.	81,091	9,888,236

		11,778,839

Cable/Satellite TV — 3.1%
Charter Communications, Inc., Class A†	13,294	4,376,385
Comcast Corp., Class A	262,168	10,227,174
Liberty Global PLC, Class A†	11,844	294,086
Liberty Global PLC, Class C†	31,654	768,876

		15,666,521

Casino Hotels — 0.1%
Wynn Resorts, Ltd.	6,229	681,453

Cellular Telecom — 0.8%
T-Mobile US, Inc.†	48,577	3,325,095
Vodafone Group PLC ADR	27,228	585,130

		3,910,225

Commercial Services — 0.2%
Cintas Corp.	6,094	1,141,894

Commercial Services - Finance — 1.9%
Automatic Data Processing, Inc.	25,118	3,702,896
PayPal Holdings, Inc.†	67,867	5,823,667

		9,526,563

Computer Aided Design — 0.7%
Autodesk, Inc.†	12,535	1,811,307
Cadence Design Systems, Inc.†	16,215	730,324
Synopsys, Inc.†	8,519	783,237

		3,324,868

Computer Data Security — 0.2%
Check Point Software Technologies, Ltd.†	8,957	1,001,482

Computer Services — 0.5%
Cognizant Technology Solutions Corp., Class A	33,268	2,369,680

Computer Software — 0.2%
Citrix Systems, Inc.	7,778	847,569

Computers — 9.9%
Apple, Inc.	276,928	49,453,802

Computers - Memory Devices — 0.3%
Seagate Technology PLC	16,466	709,520
Western Digital Corp.	16,705	758,240

		1,467,760

Consulting Services — 0.2%
Verisk Analytics, Inc.†	9,444	1,164,634

Data Processing/Management — 0.7%
Fiserv, Inc.†	23,217	1,837,161
Paychex, Inc.	20,584	1,456,524

		3,293,685

Security Description	Shares	Value (Note 2)

Dental Supplies & Equipment — 0.2%
Align Technology, Inc.†	4,605	$1,058,643

Diagnostic Kits — 0.2%
IDEXX Laboratories, Inc.†	4,965	1,011,668

Distribution/Wholesale — 0.2%
Fastenal Co.	16,452	974,946

E-Commerce/Products — 10.0%
Amazon.com, Inc.†	27,965	47,265,604
eBay, Inc.†	56,737	1,693,599
JD.com, Inc. ADR†	52,900	1,123,067

		50,082,270

E-Commerce/Services — 1.5%
Booking Holdings, Inc.†	2,722	5,149,697
Ctrip.com International, Ltd. ADR†	26,714	770,699
Expedia Group, Inc.	7,835	946,390
MercadoLibre, Inc.	2,532	891,188

		7,757,974

Electric - Integrated — 0.3%
Xcel Energy, Inc.	29,189	1,530,963

Electronic Components - Semiconductors — 7.2%
Broadcom, Inc.	24,751	5,876,135
Intel Corp.	264,376	13,036,381
Microchip Technology, Inc.	13,506	1,012,950
Micron Technology, Inc.†	66,499	2,564,201
NVIDIA Corp.	34,860	5,697,170
Skyworks Solutions, Inc.	10,262	746,766
Texas Instruments, Inc.	55,742	5,565,839
Xilinx, Inc.	14,501	1,341,052

		35,840,494

Electronic Forms — 1.4%
Adobe, Inc.†	28,075	7,043,737

Enterprise Software/Service — 0.3%
Workday, Inc., Class A†	8,371	1,372,844

Entertainment Software — 1.1%
Activision Blizzard, Inc.	43,713	2,180,405
Electronic Arts, Inc.†	17,477	1,469,291
NetEase, Inc. ADR	4,376	993,658
Take-Two Interactive Software, Inc.†	6,526	715,707

		5,359,061

Food - Misc./Diversified — 1.5%
Kraft Heinz Co.	69,907	3,573,646
Mondelez International, Inc., Class A	84,087	3,782,233

		7,355,879

Hotels/Motels — 0.5%
Marriott International, Inc., Class A	19,895	2,288,522

Internet Content - Entertainment — 5.3%
Facebook, Inc., Class A†	138,276	19,442,988
Netflix, Inc.†	24,967	7,143,808

		26,586,796

Internet Security — 0.2%
Symantec Corp.	35,636	787,912

Medical Information Systems — 0.2%
Cerner Corp.†	18,864	1,092,414

Medical Instruments — 0.7%
Intuitive Surgical, Inc.†	6,522	3,462,334

159

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products — 0.3%
Henry Schein, Inc.†	8,779	$783,087
Hologic, Inc.†	15,602	692,885

		1,475,972

Medical - Biomedical/Gene — 6.3%
Alexion Pharmaceuticals, Inc.†	12,778	1,573,611
Amgen, Inc.	37,112	7,728,574
Biogen, Inc.†	11,550	3,854,466
BioMarin Pharmaceutical, Inc.†	10,182	977,777
Celgene Corp.†	40,328	2,912,488
Gilead Sciences, Inc.	74,327	5,347,084
Illumina, Inc.†	8,428	2,844,450
Incyte Corp.†	12,188	783,079
Regeneron Pharmaceuticals, Inc.†	6,086	2,225,346
Shire PLC ADR	4,320	758,506
Vertex Pharmaceuticals, Inc.†	14,653	2,649,116

		31,654,497

Medical - Generic Drugs — 0.2%
Mylan NV†	29,561	1,000,935

Multimedia — 1.0%
Twenty-First Century Fox, Inc., Class A	60,435	2,989,719
Twenty-First Century Fox, Inc., Class B	45,784	2,244,790

		5,234,509

Networking Products — 2.6%
Cisco Systems, Inc.	269,644	12,907,858

Pharmacy Services — 0.7%
Express Scripts Holding Co.†	32,236	3,270,987

Radio — 0.3%
Sirius XM Holdings, Inc.	257,330	1,603,166

Retail - Apparel/Shoe — 0.4%
Ross Stores, Inc.	21,589	1,891,196

Retail - Auto Parts — 0.3%
O’Reilly Automotive, Inc.†	4,619	1,601,777

Retail - Catalog Shopping — 0.1%
Qurate Retail, Inc.†	24,713	549,123

Retail - Discount — 1.4%
Costco Wholesale Corp.	25,144	5,815,304
Dollar Tree, Inc.†	13,640	1,183,543

		6,998,847

Retail - Drug Store — 1.0%
Walgreens Boots Alliance, Inc.	56,901	4,817,808

Retail - Perfume & Cosmetics — 0.2%
Ulta Beauty, Inc.†	3,427	1,020,526

Retail - Restaurants — 1.0%
Starbucks Corp.	77,352	5,160,925

Semiconductor Components - Integrated Circuits — 1.7%
Analog Devices, Inc.	21,310	1,958,815
Maxim Integrated Products, Inc.	15,940	891,365
NXP Semiconductors NV	19,743	1,645,974
QUALCOMM, Inc.	69,501	4,049,128

		8,545,282

Semiconductor Equipment — 1.0%
Applied Materials, Inc.	56,361	2,101,138
ASML Holding NV	4,152	711,445
KLA-Tencor Corp.	8,952	882,309
Lam Research Corp.	9,035	1,418,134

		5,113,026

Security Description	Shares/ Principal Amount	Value (Note 2)

Toys — 0.1%
Hasbro, Inc.	7,278	$662,298

Transport - Rail — 0.7%
CSX Corp.	49,241	3,576,374

Transport - Truck — 0.1%
JB Hunt Transport Services, Inc.	6,269	666,771

Web Portals/ISP — 8.8%
Alphabet, Inc., Class A†	17,139	19,018,291
Alphabet, Inc., Class C†	20,061	21,955,360
Baidu, Inc. ADR†	16,096	3,030,555

		44,004,206

Total Long-Term Investment Securities
(cost $187,528,825)		458,666,540

SHORT-TERM INVESTMENT SECURITIES — 0.8%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2)	1,364,499	1,364,499

U.S. Government Treasuries — 0.5%
United States Treasury Bills
2.10% due 01/03/2019(3)	$1,200,000	1,197,687
2.31% due 02/14/2019(3)	200,000	199,059
2.35% due 03/28/2019(3)	300,000	297,733
2.45% due 05/09/2019(3)	600,000	593,589
2.49% due 07/18/2019(3)	300,000	295,238

		2,583,306

Total Short-Term Investment Securities
(cost $3,947,703)		3,947,805

REPURCHASE AGREEMENTS — 7.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $38,923,362 collateralized by $40,340,000 of United States Treasury Notes, bearing interest at 2.50% due 01/31/2025 and having an approximate value of $39,704,161 (cost $38,922,000)	38,922,000	38,922,000

TOTAL INVESTMENTS
(cost $230,398,528)(4)	100.2%	501,536,345
Liabilities in excess of other assets	(0.2)	(872,651)

NET ASSETS	100.0%	$500,663,694

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of November 30, 2018.
(2)

At November 30, 2018, the Fund had loaned securities with a total value of $12,363,226. This was secured by collateral of $1,364,499, which was received in cash and subsequently invested in short-term investments currently valued at $1,364,499 as reported in the Portfolio of Investments. Additional collateral of $11,291,735 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$36,570
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	56,883
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	12,647
United States Treasury Bills	0.00%	12/06/2018 to 03/28/2019	647,230
United States Treasury Notes/Bonds	0.13% to 8.75%	12/31/2018 to 05/15/2048	10,538,405

160

VALIC Company I Nasdaq-100 Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

(3)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(4)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
302	Long	NASDAQ 100 E-Mini Index	December 2018	$44,200,640	$41,974,980	$(2,225,660)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$458,666,540	$—	$—	$458,666,540
Short-Term Investment Securities:
Registered Investment Companies	1,364,499	—	—	1,364,499
U.S. Government Treasuries	—	2,583,306	—	2,583,306
Repurchase Agreements	—	38,922,000	—	38,922,000

Total Investments at Value	$460,031,039	$41,505,306	$—	$501,536,345

LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,225,660	$—	$—	$2,225,660

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

161

VALIC Company I Science & Technology Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Applications Software	10.7%
Electronic Components — Semiconductors	9.7
E-Commerce/Products	8.6
Web Portals/ISP	7.2
Commercial Services — Finance	7.1
E-Commerce/Services	4.7
Enterprise Software/Service	4.4
Finance — Credit Card	4.2
Semiconductor Equipment	4.0
Internet Content — Entertainment	4.0
Semiconductor Components — Integrated Circuits	3.3
Internet Application Software	3.2
Registered Investment Companies	2.6
Internet Telephone	2.3
Internet Security	2.0
Computers — Memory Devices	1.9
Computer Services	1.9
Computers	1.9
Internet Content — Information/News	1.0
Entertainment Software	1.0
Repurchase Agreements	0.8
Computer Aided Design	0.7
Computer Software	0.7
Electronic Components — Misc.	0.7
Photo Equipment & Supplies	0.7
Retail — Apparel/Shoe	0.6
Auto — Cars/Light Trucks	0.6
Web Hosting/Design	0.5
Networking Products	0.5
Aerospace/Defense — Equipment	0.4
Lasers — System/Components	0.4
Wireless Equipment	0.4
Chemicals — Diversified	0.3
Office Automation & Equipment	0.3
Computers — Other	0.3
Electronic Measurement Instruments	0.3
Finance — Mortgage Loan/Banker	0.2
Medical Instruments	0.2
Medical — Drugs	0.2
Publishing — Newspapers	0.2
Computer Data Security	0.2
Retail — Vision Service Center	0.2
IT Services	0.1
E-Services/Consulting	0.1
Machinery — Electrical	0.1
Industrial Automated/Robotic	0.1
Transactional Software	0.1

95.6%

*	Calculated as a percentage of net assets

162

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 91.5%
Advertising Services — 0.0%
Trade Desk, Inc., Class A†#	2,675	$381,054

Aerospace/Defense - Equipment — 0.4%
Harris Corp.	37,299	5,331,892

Applications Software — 10.7%
Intuit, Inc.	12,811	2,748,344
Microsoft Corp.	618,150	68,546,653
New Relic, Inc.†	25,320	2,207,651
RealPage, Inc.†	18,830	971,251
Red Hat, Inc.†	31,644	5,650,353
salesforce.com, Inc.†	206,042	29,414,556
ServiceNow, Inc.†	139,542	25,852,946
Tableau Software, Inc., Class A†	53,340	6,648,298

		142,040,052

Auto - Cars/Light Trucks — 0.6%
Tesla, Inc.†#	22,442	7,865,472

Chemicals - Diversified — 0.3%
DowDuPont, Inc.	79,200	4,581,720

Commercial Services - Finance — 7.1%
Equifax, Inc.	44,309	4,549,205
FleetCor Technologies, Inc.†	46,211	8,937,207
Global Payments, Inc.	121,200	13,551,372
PayPal Holdings, Inc.†	301,912	25,907,069
Square, Inc., Class A†#	294,195	20,546,579
Total System Services, Inc.	78,964	6,899,085
TransUnion	76,847	4,962,011
WEX, Inc.†	54,246	8,406,502

		93,759,030

Computer Aided Design — 0.7%
Autodesk, Inc.†	2,395	346,078
Synopsys, Inc.†	100,600	9,249,164

		9,595,242

Computer Data Security — 0.2%
ForeScout Technologies, Inc.†	9,850	267,427
Fortinet, Inc.†	13,345	985,395
Sophos Group PLC*	214,615	996,117

		2,248,939

Computer Services — 1.9%
Accenture PLC, Class A	21,469	3,532,080
Capgemini SE	15,025	1,754,091
DXC Technology Co.	160,770	10,134,941
Elastic NV†	30,970	2,212,806
Genpact, Ltd.	207,683	6,309,410
Perspecta, Inc.	63,672	1,344,116

		25,287,444

Computer Software — 0.7%
Akamai Technologies, Inc.†	11,715	805,406
MongoDB, Inc.†#	103,575	8,586,368

		9,391,774

Computers — 1.9%
Apple, Inc.	105,910	18,913,408
Nutanix, Inc., Class A†	133,985	5,990,469

		24,903,877

Computers - Memory Devices — 1.9%
NetApp, Inc.	349,005	23,337,964
Pure Storage, Inc., Class A†	130,010	2,458,489

		25,796,453

Security Description	Shares	Value (Note 2)

Computers - Other — 0.3%
Lumentum Holdings, Inc.†#	89,462	$3,978,375

E-Commerce/Products — 8.6%
Alibaba Group Holding, Ltd. ADR†#	210,513	33,863,121
Amazon.com, Inc.†	45,413	76,755,690
Etsy, Inc.†#	74,576	4,030,087

		114,648,898

E-Commerce/Services — 4.3%
Booking Holdings, Inc.†	12,417	23,491,474
Ctrip.com International, Ltd. ADR†	976,844	28,181,949
Expedia Group, Inc.	36,645	4,426,350
GrubHub, Inc.†#	19,635	1,537,224

		57,636,997

E-Services/Consulting — 0.1%
CDW Corp.	14,520	1,345,714

Electronic Components - Misc. — 0.7%
Flex, Ltd.†	654,395	5,725,956
Sensata Technologies Holding PLC†	49,100	2,271,366
Yageo Corp.	103,481	1,259,363

		9,256,685

Electronic Components - Semiconductors — 9.7%
Advanced Micro Devices, Inc.†#	712,013	15,165,877
ASPEED Technology, Inc.	39,000	718,891
Broadcom, Inc.	26,840	6,372,085
Cree, Inc.†#	141,795	6,258,831
Infineon Technologies AG	95,620	2,003,311
Intel Corp.	178,125	8,783,344
Microchip Technology, Inc.#	48,510	3,638,250
Micron Technology, Inc.†	678,181	26,150,659
NVIDIA Corp.	77,891	12,729,726
Qorvo, Inc.†	74,500	4,902,845
Samsung Electronics Co., Ltd.	512,305	19,233,845
Sino-American Silicon Products, Inc.	1,187,000	3,296,890
Texas Instruments, Inc.	157,380	15,714,393
Xilinx, Inc.	42,288	3,910,794

		128,879,741

Electronic Measurement Instruments — 0.3%
Chroma ATE, Inc.	334,000	1,302,161
Itron, Inc.†	42,991	2,328,393

		3,630,554

Enterprise Software/Service — 4.4%
Atlassian Corp. PLC, Class A†	18,425	1,583,445
AVEVA Group PLC	65,700	2,147,549
Guidewire Software, Inc.†	64,772	6,021,205
Oracle Corp.	65,100	3,174,276
Paycom Software, Inc.†#	118,010	15,668,188
Veeva Systems, Inc., Class A†	37,775	3,632,444
Workday, Inc., Class A†	156,202	25,617,128

		57,844,235

Entertainment Software — 1.0%
Nexon Co., Ltd.†	279,100	3,299,583
Take-Two Interactive Software, Inc.†	85,530	9,380,075

		12,679,658

Finance - Credit Card — 4.2%
Alliance Data Systems Corp.	13,688	2,742,528
Mastercard, Inc., Class A	72,455	14,568,527
Visa, Inc., Class A#	266,545	37,772,092

		55,083,147

163

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†#	45,657	$3,071,346

Industrial Automated/Robotic — 0.1%
Cognex Corp.	7,355	323,767
FANUC Corp.	4,000	689,462

		1,013,229

Internet Application Software — 3.2%
Okta, Inc.†	230,795	14,690,102
Tencent Holdings, Ltd.	683,727	27,425,097

		42,115,199

Internet Content - Entertainment — 4.0%
Facebook, Inc., Class A†	303,015	42,606,939
Netflix, Inc.†	35,870	10,263,483

		52,870,422

Internet Content - Information/News — 1.0%
Naspers, Ltd., Class N	50,361	10,117,162
Spotify Technology SA†	21,431	2,922,760

		13,039,922

Internet Security — 2.0%
FireEye, Inc.†#	30,650	613,306
Palo Alto Networks, Inc.†	48,880	8,453,796
Proofpoint, Inc.†	47,075	4,566,746
Symantec Corp.	471,041	10,414,717
Zscaler, Inc.†#	66,155	2,597,245

		26,645,810

Internet Telephone — 2.3%
RingCentral, Inc., Class A†	143,990	11,936,771
Twilio, Inc., Class A†#	203,630	19,240,999

		31,177,770

Lasers - System/Components — 0.4%
Coherent, Inc.†#	36,765	5,079,452

Machinery - Electrical — 0.1%
Bloom Energy Corp. Class A†#	69,610	1,145,085

Medical Instruments — 0.2%
Intuitive Surgical, Inc.†	5,666	3,007,909

Medical - Drugs — 0.2%
Grifols SA ADR	134,200	2,646,424

Networking Products — 0.5%
Arista Networks, Inc.†	19,720	4,702,826
Cisco Systems, Inc.	28,165	1,348,258

		6,051,084

Office Automation & Equipment — 0.3%
Zebra Technologies Corp., Class A†	22,725	4,085,955

Photo Equipment & Supplies — 0.7%
Largan Precision Co., Ltd.	51,000	5,627,257
Sunny Optical Technology Group Co., Ltd.	328,029	3,195,212

		8,822,469

Publishing - Newspapers — 0.2%
News Corp., Class A	180,400	2,341,592

Retail - Apparel/Shoe — 0.6%
Zalando SE†*	258,386	8,015,337

Retail - Vision Service Center — 0.1%
JAND, Inc., (dba Warby Parker), Class A†(1)(2)(3)	49,774	761,492

Semiconductor Components - Integrated Circuits — 3.3%
Marvell Technology Group, Ltd.	1,133,440	18,259,718

Security Description	Shares	Value (Note 2)

Semiconductor Components - Integrated Circuits (continued)
Maxim Integrated Products, Inc.	118,900	$6,648,888
QUALCOMM, Inc.#	57,260	3,335,968
Taiwan Semiconductor Manufacturing Co., Ltd.	1,057,780	7,732,700
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	217,430	8,173,194

		44,150,468

Semiconductor Equipment — 4.0%
Applied Materials, Inc.	269,300	10,039,504
FormFactor, Inc.†	132,642	2,187,266
KLA-Tencor Corp.	105,253	10,373,736
Kulicke & Soffa Industries, Inc.	60,325	1,303,020
Lam Research Corp.	133,200	20,907,072
Teradyne, Inc.	169,397	6,045,779
Tokyo Electron, Ltd.	15,500	2,167,665

		53,024,042

Telecom Equipment - Fiber Optics — 0.0%
Viavi Solutions, Inc.†	45,440	460,762

Transactional Software — 0.1%
Amadeus IT Group SA	10,290	739,189

Web Hosting/Design — 0.5%
GoDaddy, Inc., Class A†	43,992	2,870,918
Shopify, Inc., Class A†#	6,230	951,072
VeriSign, Inc.†	21,173	3,304,258

		7,126,248

Web Portals/ISP — 7.1%
Alphabet, Inc., Class A†	30,926	34,317,036
Alphabet, Inc., Class C†	35,423	38,767,994
Mail.ru Group, Ltd. GDR†	364,765	9,136,213
NAVER Corp.	66,990	7,559,869
Yandex NV, Class A†	136,501	4,026,779

		93,807,891

Wireless Equipment — 0.4%
Motorola Solutions, Inc.	21,790	2,859,937
Samsung SD Co., Ltd.	10,270	1,902,722

		4,762,659

Total Common Stocks
(cost $1,097,898,293)		1,212,128,709

CONVERTIBLE PREFERRED SECURITIES — 0.7%
E-Commerce/Services — 0.4%
Airbnb, Inc., Series E†(1)(2)(3)	26,943	2,925,381
Uber Technologies, Inc., Series D†(1)(2)(3)	36,257	1,671,851
Xiaoju Kuaizhi, Inc., Series A-17†(1)(2)(3)	11,731	550,184

		5,147,416

IT Services — 0.1%
Mesosphere, Inc., Series D†(1)(2)(3)	151,129	1,670,656

Retail - Vision Service Center — 0.1%
JAND, Inc. (dba Warby Parker), Series E†(1)(2)(3)	61,401	939,374

Web Portals/ISP — 0.1%
Pinterest, Inc., Series G†(1)(2)(3)	205,650	1,083,775

Total Convertible Preferred Securities
(cost $7,504,511)		8,841,221

164

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

REGISTERED INVESTMENT COMPANIES — 1.5%
Altaba, Inc.† (cost $13,204,766)	312,205	$20,477,526

Total Long-Term Investment Securities
(cost $1,118,607,570)		1,241,447,456

SHORT-TERM INVESTMENT SECURITIES — 1.1%
Registered Investment Companies — 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(4)	500,000	500,000
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(4)(5)	1,198,918	1,198,918
T. Rowe Price Government Reserve Fund 2.26%(4)	12,841,098	12,841,098

Total Short-Term Investment Securities
(cost $14,540,016)		14,540,016

REPURCHASE AGREEMENTS — 0.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $11,310,396 collateralized by $11,585,000 of United States Treasury Notes, bearing interest at 2.88% due 05/31/2025 and having an approximate value of $11,539,297 (cost $11,310,000)	$11,310,000	11,310,000

TOTAL INVESTMENTS
(cost $1,144,457,586)(6)	95.6%	1,267,297,472
Other assets less liabilities	4.4	57,754,879

NET ASSETS	100.0%	$1,325,052,351

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $9,011,454 representing 0.7% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $9,602,713 representing 0.7% of net assets.
(3)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2018, the Fund held the following restricted securities:

Description	Acquistion Date	Shares	Acquistion Cost	Value	Value Per Share	Value as a % of Net Assets
Common Stocks
JAND, Inc., (dba Warby Parker), Class A	03/09/2018	49,774	$782,298	$761,492	$15.30	0.06%
Convertible Preferred Securities
Airbnb, Inc., Series E	06/24/2015	16,260	1,513,715
	07/14/2015	10,683	994,527

		26,943	2,508,242	2,925,381	108.58	0.22

JAND, Inc., (dba Warby Parker), Series E	03/09/2018	61,401	965,040	939,374	15.30	0.07
Mesophere, Inc., Series D	05/04/2018	151,129	1,670,656	1,670,656	11.05	0.13
Pinterest, Inc., Series G	03/19/2015	205,650	1,476,380	1,083,775	5.27	0.08
Uber Technologies, Inc., Series D	06/05/2014	36,257	562,457	1,671,851	46.11	0.13
Xiaoju Kuaizhi, Inc., Series A-17	10/19/2015	11,731	321,737	550,184	46.90	0.03

				$9,602,713		0.72%

(4)	The rate shown is the 7-day yield as of November 30, 2018.
(5)

At November 30, 2018, the Fund had loaned securities with a total value of $145,825,854. This was secured by collateral of $1,198,918, which was received in cash and subsequently invested in short-term investments currently valued at $1,198,918 as reported in the Portfolio of Investments. Additional collateral of $146,296,156 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$3,891,206
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	6,052,495
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	1,345,663
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	13,896,371
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	121,110,421

(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

GDR—Global Depositary Receipt

165

VALIC Company I Science & Technology Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Retail - Vision Service Center	$—	$—		$761,492	$761,492
Other Industries	1,091,047,531	120,319,686	**	—	1,211,367,217
Convertible Preferred Securities	—	—		8,841,221	8,841,221
Registered Investment Companies	20,477,526	—		—	20,477,526
Short-Term Investment Securities	14,540,016	—		—	14,540,016
Repurchase Agreements	—	11,310,000		—	11,310,000

Total Investments at Value	$1,126,065,073	$131,629,686		$9,602,713	$1,267,297,472

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Financial Statements

166

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO PROFILE November 30, 2018 — (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	11.0%
Computer Software	7.1
Commercial Services — Finance	4.9
Chemicals — Specialty	3.9
Retail — Restaurants	3.9
Medical Products	3.4
Web Hosting/Design	3.1
Internet Telephone	3.0
Patient Monitoring Equipment	2.7
Repurchase Agreements	2.6
Machine Tools & Related Products	2.0
Enterprise Software/Service	1.9
Food — Misc./Diversified	1.9
Medical — Drugs	1.8
Diversified Manufacturing Operations	1.8
Recreational Centers	1.7
Retail — Building Products	1.7
Medical Labs & Testing Services	1.6
Steel — Specialty	1.6
Casino Services	1.5
Oil — Field Services	1.5
Banks — Commercial	1.5
Auto Repair Centers	1.4
Electronic Components — Semiconductors	1.4
Schools	1.4
Retail — Vision Service Center	1.4
Insurance — Multi-line	1.4
Applications Software	1.4
Computer Services	1.3
Distribution/Wholesale	1.3
Building & Construction Products — Misc.	1.3
Retail — Discount	1.2
Footwear & Related Apparel	1.2
Health Care Cost Containment	1.2
Auto/Truck Parts & Equipment — Original	1.1
Electric Products — Misc.	1.1
Airlines	1.0
Rubber/Plastic Products	1.0
Retail — Pawn Shops	0.9
Non-Hazardous Waste Disposal	0.9
Firearms & Ammunition	0.9
Semiconductor Equipment	0.9
Food — Retail	0.9
Retail — Pet Food & Supplies	0.9
Computers — Memory Devices	0.9
Gambling (Non-Hotel)	0.8
Oil Companies-Exploration & Production	0.8
Transport — Truck	0.8
Therapeutics	0.8
Insurance Brokers	0.8
Commercial Services	0.6
Insurance — Life/Health	0.6
Data Processing/Management	0.6
Educational Software	0.6
Lasers-System/Components	0.5
Semiconductor Components — Integrated Circuits	0.4
Registered Investment Companies	0.3

100.1%

*	Calculated as a percentage of net assets

167

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.2%
Airlines — 1.0%
Azul SA ADR†#	59,040	$1,593,490

Applications Software — 1.4%
MINDBODY, Inc., Class A†#	74,750	2,075,060

Auto Repair Centers — 1.4%
Monro, Inc.#	27,280	2,218,410

Auto/Truck Parts & Equipment - Original — 1.1%
Altra Industrial Motion Corp.	54,290	1,712,849

Banks - Commercial — 1.5%
Webster Financial Corp.	17,020	1,024,093
Western Alliance Bancorp†	25,743	1,206,575

		2,230,668

Building & Construction Products - Misc. — 1.3%
Simpson Manufacturing Co., Inc.	33,900	1,983,150

Casino Services — 1.5%
Eldorado Resorts, Inc.†#	53,480	2,352,050

Chemicals - Specialty — 3.9%
Ashland Global Holdings, Inc.	27,700	2,268,353
Ferro Corp.†	99,600	1,922,280
Versum Materials, Inc.	52,440	1,816,522

		6,007,155

Commercial Services — 0.6%
Weight Watchers International, Inc.†#	20,020	1,001,400

Commercial Services - Finance — 4.9%
Euronet Worldwide, Inc.†	31,478	3,702,128
Evo Payments, Inc., Class A†	2,590	67,832
Green Dot Corp., Class A†	29,520	2,460,197
WEX, Inc.†	8,660	1,342,040

		7,572,197

Computer Services — 1.3%
WNS Holdings, Ltd. ADR†	42,210	2,061,536

Computer Software — 7.1%
Cornerstone OnDemand, Inc.†	57,910	3,163,044
Envestnet, Inc.†	31,510	1,721,706
InterXion Holding NV†	42,434	2,642,365
SendGrid, Inc.†	74,940	3,418,014

		10,945,129

Computers - Memory Devices — 0.9%
Pure Storage, Inc., Class A†	69,250	1,309,518

Data Processing/Management — 0.6%
Fair Isaac Corp.†	4,900	973,287

Distribution/Wholesale — 1.3%
SiteOne Landscape Supply, Inc.†#	32,760	2,019,326

Diversified Manufacturing Operations — 1.8%
Harsco Corp.†	100,850	2,697,737

Educational Software — 0.6%
Arco Platform, Ltd., Class A†	37,986	898,369

Electric Products - Misc. — 1.1%
Littelfuse, Inc.	8,832	1,690,003

Electronic Components - Semiconductors — 1.4%
Monolithic Power Systems, Inc.	9,015	1,190,611
Silicon Laboratories, Inc.†	11,100	980,907

		2,171,518

Security Description	Shares	Value (Note 2)

Enterprise Software/Service — 1.9%
Black Knight, Inc.†	29,381	$1,332,135
Coupa Software, Inc.†	25,750	1,659,072

		2,991,207

Firearms & Ammunition — 0.9%
Axon Enterprise, Inc.†	31,170	1,354,960

Food - Misc./Diversified — 1.9%
Nomad Foods, Ltd.†	142,030	2,871,847

Food - Retail — 0.9%
Sprouts Farmers Market, Inc.†	57,280	1,318,586

Footwear & Related Apparel — 1.2%
Steven Madden, Ltd.	55,827	1,799,304

Gambling (Non-Hotel) — 0.8%
Red Rock Resorts, Inc., Class A	49,890	1,305,122

Health Care Cost Containment — 1.2%
HealthEquity, Inc.†	20,100	1,782,669

Insurance Brokers — 0.8%
eHealth, Inc.†	30,460	1,173,319

Insurance - Life/Health — 0.6%
Primerica, Inc.	8,230	978,382

Insurance - Multi-line — 1.4%
Kemper Corp.	27,330	2,079,813

Internet Telephone — 3.0%
RingCentral, Inc., Class A†	55,731	4,620,100

Lasers - System/Components — 0.5%
II-VI, Inc.†	21,740	813,511

Machine Tools & Related Products — 2.0%
Kennametal, Inc.	72,040	3,012,713

Medical Labs & Testing Services — 1.6%
Teladoc Health, Inc.†#	39,140	2,444,293

Medical Products — 3.4%
Glaukos Corp.†#	10,760	708,869
Globus Medical, Inc., Class A†	40,810	1,970,715
iRhythm Technologies, Inc.†	9,080	672,646
Penumbra, Inc.†#	12,980	1,807,076

		5,159,306

Medical - Biomedical/Gene — 11.0%
Amicus Therapeutics, Inc.†#	127,917	1,412,204
Aptinyx, Inc.†	28,210	626,544
Assembly Biosciences, Inc.†	20,850	537,513
Audentes Therapeutics, Inc.†	36,790	899,515
Bluebird Bio, Inc.†#	10,998	1,351,544
Blueprint Medicines Corp.†	20,882	1,198,000
Celyad SA ADR†#	23,496	642,616
CytomX Therapeutics, Inc.†	39,830	549,654
Equillium, Inc.†	49,480	811,472
Exact Sciences Corp.†#	18,380	1,433,272
Immunomedics, Inc.†#	79,400	1,595,146
Iovance Biotherapeutics, Inc.†#	124,068	1,199,738
Ligand Pharmaceuticals, Inc.†#	10,679	1,684,826
Loxo Oncology, Inc.†#	11,429	1,604,860
Sage Therapeutics, Inc.†#	9,168	1,056,979
Sienna Biopharmaceuticals, Inc.†#	18,761	189,674

		16,793,557

Medical - Drugs — 1.8%
Aimmune Therapeutics, Inc.†#	40,910	971,612

168

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Apellis Pharmaceuticals, Inc.†	56,170	$861,648
Kura Oncology, Inc.†#	68,500	869,950

		2,703,210

Non - Hazardous Waste Disposal — 0.9%
Advanced Disposal Services, Inc.†	50,680	1,365,826

Oil Companies - Exploration & Production — 0.8%
Matador Resources Co.†	27,950	637,260
SRC Energy, Inc.†	115,050	663,839

		1,301,099

Oil - Field Services — 1.5%
Newpark Resources, Inc.†	301,360	2,317,458

Patient Monitoring Equipment — 2.7%
Insulet Corp.†#	17,870	1,499,829
Masimo Corp.†	24,140	2,665,539

		4,165,368

Recreational Centers — 1.7%
Planet Fitness, Inc., Class A†	47,720	2,635,098

Retail - Building Products — 1.7%
At Home Group, Inc.†#	89,030	2,537,355

Retail - Discount — 1.2%
Ollie’s Bargain Outlet Holdings, Inc.†	21,249	1,884,786

Retail - Pawn Shops — 0.9%
FirstCash, Inc.	16,170	1,439,938

Retail - Pet Food & Supplies — 0.9%
Freshpet, Inc.†	39,880	1,316,040

Retail - Restaurants — 3.9%
Dave & Buster’s Entertainment, Inc.	40,810	2,320,457
Dine Brands Global, Inc.#	30,340	2,705,721
Wingstop, Inc.	14,240	934,429

		5,960,607

Retail - Vision Service Center — 1.4%
National Vision Holdings, Inc.†	57,640	2,119,423

Rubber/Plastic Products — 1.0%
Proto Labs, Inc.†	11,670	1,501,812

Schools — 1.4%
Grand Canyon Education, Inc.†	17,394	2,128,330

Semiconductor Components - Integrated Circuits — 0.4%
Cypress Semiconductor Corp.#	46,250	642,875

Semiconductor Equipment — 0.9%
MKS Instruments, Inc.	17,260	1,354,220

Steel - Specialty — 1.6%
Allegheny Technologies, Inc.†#	93,010	2,442,443

Therapeutics — 0.8%
GW Pharmaceuticals PLC ADR†#	9,540	1,173,611

Transport - Truck — 0.8%
Saia, Inc.†	19,870	1,198,360

Web Hosting/Design — 3.1%
Q2 Holdings, Inc.†	36,650	1,989,728
Wix.com, Ltd.†	30,200	2,844,236

		4,833,964

Total Long-Term Investment Securities
(cost $134,706,647)		149,033,364

Security Description	Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 0.3%
Registered Investment Companies — 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2) (cost $373,750)	$373,750	$373,750

REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $4,038,141 collateralized by $4,140,000 of United States Treasury Notes, bearing interest at 2.88% due 05/31/2025 and having an approximate value of $4,123,668 (cost $4,038,000)	4,038,000	4,038,000

TOTAL INVESTMENTS
(cost $139,118,397)(3)	100.1%	153,445,114
Liabilities in excess of other assets	(0.1)	(125,391)

NET ASSETS	100.0%	$153,319,723

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $33,112,705. This was secured by collateral of $373,750, which was received in cash and subsequently invested in short-term investments currently valued at $373,750 as reported in the Portfolio of Investments. Additional collateral of $33,296,622 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$261,662
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	406,997
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	90,489
United States Treasury Bills	0.00%	01/17/2019 to 04/04/2019	291,219
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	32,246,255

(2)	The rate shown is the 7-day yield as of November 30, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

169

VALIC Company I Small Cap Aggressive Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$149,033,364	$—	$—	$149,033,364
Short-Term Investment Securities	373,750	—	—	373,750
Repurchase Agreements	—	4,038,000	—	4,038,000

Total Investments at Value	$149,407,114	$4,038,000	$—	$153,445,114

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

170

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	10.4%
Real Estate Investment Trusts	5.1
Distribution/Wholesale	2.7
Repurchase Agreements	2.6
Enterprise Software/Service	2.5
Medical — Biomedical/Gene	2.2
Electric — Integrated	2.0
Insurance — Property/Casualty	2.0
Medical — Drugs	1.9
Chemicals — Specialty	1.9
Miscellaneous Manufacturing	1.7
Medical — HMO	1.7
Transport — Truck	1.6
Applications Software	1.6
Garden Products	1.5
Medical Labs & Testing Services	1.5
Registered Investment Companies	1.4
Medical Products	1.4
Commercial Services	1.4
Food — Wholesale/Distribution	1.3
Building & Construction Products — Misc.	1.3
Computer Software	1.2
Metal Processors & Fabrication	1.2
Oil Companies — Exploration & Production	1.2
Retail — Restaurants	1.2
Physical Therapy/Rehabilitation Centers	1.1
Savings & Loans/Thrifts	1.1
Gas — Distribution	1.0
Disposable Medical Products	1.0
Recreational Vehicles	0.9
Machinery — General Industrial	0.9
Identification Systems	0.9
Aerospace/Defense	0.8
Chemicals — Diversified	0.8
Theaters	0.8
Semiconductor Equipment	0.8
Oil — Field Services	0.8
Finance — Investment Banker/Broker	0.8
Commercial Services — Finance	0.8
Real Estate Management/Services	0.8
Multimedia	0.8
Electronic Components — Semiconductors	0.7
Food — Misc./Diversified	0.7
Web Hosting/Design	0.7
Oil & Gas Drilling	0.7
Non-Hazardous Waste Disposal	0.7
Apparel Manufacturers	0.7
Investment Management/Advisor Services	0.7
Auto/Truck Parts & Equipment — Original	0.7
Retail — Discount	0.7
Building — Mobile Home/Manufactured Housing	0.6
Machine Tools & Related Products	0.6
E-Commerce/Services	0.6
Schools	0.6
Computers — Integrated Systems	0.6
Medical Instruments	0.5
Golf	0.5
Medical Information Systems	0.5
Hazardous Waste Disposal	0.5
Health Care Cost Containment	0.5
Real Estate Operations & Development	0.5
Power Converter/Supply Equipment	0.5
Finance — Consumer Loans	0.5
Medical — Wholesale Drug Distribution	0.5
Building — Maintenance & Services	0.5
Water	0.5
Retail — Apparel/Shoe	0.4
Aerospace/Defense — Equipment	0.4
Computer Aided Design	0.4

Machinery — Pumps	0.4
Auto Repair Centers	0.4
Building & Construction — Misc.	0.4
Security Services	0.4
Office Furnishings — Original	0.4
Finance — Other Services	0.4
Cable/Satellite TV	0.4
Containers — Metal/Glass	0.3
Engines — Internal Combustion	0.3
Educational Software	0.3
Electric Products — Misc.	0.3
Auto/Truck Parts & Equipment — Replacement	0.3
Consulting Services	0.3
Oil Field Machinery & Equipment	0.3
Transport — Services	0.3
Internet Application Software	0.3
Therapeutics	0.3
Machinery — Electrical	0.3
Brewery	0.3
Gold Mining	0.3
Filtration/Separation Products	0.2
Rubber/Plastic Products	0.2
Semiconductor Components — Integrated Circuits	0.2
Rental Auto/Equipment	0.2
Gambling (Non-Hotel)	0.2
Electronic Measurement Instruments	0.2
Retail — Home Furnishings	0.2
Insurance — Reinsurance	0.2
Building — Residential/Commercial	0.2
Diagnostic Kits	0.2
Beverages — Non-alcoholic	0.2
Internet Security	0.2
Telecom Services	0.2
Energy — Alternate Sources	0.2
Water Treatment Systems	0.2
Retail — Misc./Diversified	0.2
Steel Pipe & Tube	0.2
Medical — Hospitals	0.2
Finance — Mortgage Loan/Banker	0.2
Poultry	0.2
Food — Confectionery	0.2
Home Furnishings	0.2
Insurance — Multi-line	0.2
Human Resources	0.2
Retail — Vision Service Center	0.1
Airlines	0.1
Diversified Manufacturing Operations	0.1
Retail — Arts & Crafts	0.1
Entertainment Software	0.1
Specified Purpose Acquisitions	0.1
Superconductor Product & Systems	0.1
Investment Companies	0.1
Retail — Propane Distribution	0.1
Financial Guarantee Insurance	0.1
Finance — Leasing Companies	0.1
Advanced Materials	0.1
Advertising Services	0.1
Building Products — Doors & Windows	0.1
Food — Retail	0.1
Computer Data Security	0.1
Medical — Generic Drugs	0.1
Telecom Equipment — Fiber Optics	0.1
Seismic Data Collection	0.1
Vitamins & Nutrition Products	0.1
Banks — Super Regional	0.1
Transport — Equipment & Leasing	0.1
Wireless Equipment	0.1
Agricultural Operations	0.1
Chemicals — Plastics	0.1

171

VALIC Company I Small Cap Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Computer Services	0.1%
Diversified Operations/Commercial Services	0.1
Footwear & Related Apparel	0.1
Computers — Memory Devices	0.1
Electronic Components — Misc.	0.1
Instruments — Scientific	0.1
Medical — Outpatient/Home Medical	0.1
Electric — Distribution	0.1
Publishing — Newspapers	0.1
Steel — Producers	0.1
Data Processing/Management	0.1
Housewares	0.1
Athletic Equipment	0.1
Consumer Products — Misc.	0.1
Food — Canned	0.1
Telecommunication Equipment	0.1
Direct Marketing	0.1
Medical — Nursing Homes	0.1
Coal	0.1
Building — Heavy Construction	0.1
Computers — Periphery Equipment	0.1
Cosmetics & Toiletries	0.1
Transport — Rail	0.1

100.9%

*	Calculated as a percentage of net assets

172

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Advanced Materials — 0.1%
Core Molding Technologies, Inc.	7,500	$58,500
Haynes International, Inc.	8,700	286,839

		345,339

Advertising Agencies — 0.0%
Telaria, Inc.†	20,000	60,000

Advertising Services — 0.1%
Fluent, Inc.†	50,000	177,000
Marchex, Inc., Class B	40,000	123,200
Marin Software, Inc.†#	13,571	38,406

		338,606

Aerospace/Defense — 0.8%
MSA Safety, Inc.	11,199	1,220,579
Teledyne Technologies, Inc.†	5,850	1,313,793

		2,534,372

Aerospace/Defense - Equipment — 0.4%
Aerojet Rocketdyne Holdings, Inc.†	14,349	505,228
Barnes Group, Inc.	6,300	378,315
CPI Aerostructures, Inc.†	8,000	55,920
Moog, Inc., Class A	3,700	323,565

		1,263,028

Agricultural Operations — 0.1%
Alico, Inc.	2,860	94,523
Cadiz, Inc.†#	14,400	155,952

		250,475

Airlines — 0.1%
Hawaiian Holdings, Inc.	10,500	421,470

Apparel Manufacturers — 0.7%
Carter’s, Inc.	17,878	1,653,715
Cherokee, Inc.†	6,400	3,840
Delta Apparel, Inc.†	5,500	104,500
Lakeland Industries, Inc.†	10,000	132,500
Superior Group of Cos., Inc.	7,500	137,850

		2,032,405

Applications Software — 1.4%
Avalara, Inc.†#	957	30,614
Brightcove, Inc.†	9,000	64,620
BSQUARE Corp.†	15,000	31,650
Descartes Systems Group, Inc.†	22,900	673,718
Five9, Inc.†#	14,471	620,516
PagerDuty, Inc.†(1)(2)(3)	660	10,702
PDF Solutions, Inc.†#	14,540	134,495
Tableau Software, Inc., Class A†#	20,701	2,580,173
Telenav, Inc.†	28,000	117,040
Toast, Inc.†(1)(2)(3)	11	303

		4,263,831

Athletic Equipment — 0.1%
Clarus Corp.	16,400	185,648

Audio/Video Products — 0.0%
VOXX International Corp.†	20,000	100,400

Auto Repair Centers — 0.4%
Monro, Inc.#	14,325	1,164,909

Auto - Heavy Duty Trucks — 0.0%
REV Group, Inc.#	10,565	128,893

Auto/Truck Parts & Equipment - Original — 0.7%
Altra Industrial Motion Corp.	36,591	1,154,446
Gentherm, Inc.†	9,955	462,211

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Original (continued)
SORL Auto Parts, Inc.†#	15,300	$41,769
Strattec Security Corp.	1,500	45,810
Visteon Corp.†#	3,701	273,208

		1,977,444

Auto/Truck Parts & Equipment - Replacement — 0.3%
Commercial Vehicle Group, Inc.†	1,100	7,678
Douglas Dynamics, Inc.	25,765	960,262

		967,940

Banks - Commercial — 10.4%
1st Constitution Bancorp#	6,400	126,592
AmeriServ Financial, Inc.	22,000	94,380
Associated Banc-Corp.	66,279	1,535,684
Atlantic Capital Bancshares, Inc.†	11,392	209,727
Bank of Commerce Holdings	7,640	92,444
BankUnited, Inc.	69,741	2,408,854
Baycom Corp.†	6,000	138,660
Blue Hills Bancorp, Inc.	12,107	287,420
Bridge Bancorp, Inc.	10,300	304,056
C&F Financial Corp.	3,000	157,740
Cadence BanCorp	57,404	1,177,356
Capstar Financial Holdings, Inc.	7,500	122,850
Chemung Financial Corp.	5,500	237,600
Citizens Holding Co.	4,500	93,465
Codorus Valley Bancorp, Inc.	3,472	83,371
Columbia Banking System, Inc.	6,669	271,295
Commerce Bancshares, Inc.#	24,414	1,538,542
CrossFirst Bankshares, Inc.†(1)(2)(3)	2,578	73,473
FB Financial Corp.	11,509	444,823
First Bancorp, Inc./Maine	7,165	203,701
First Bancshares, Inc.	3,800	133,836
First Bank	10,000	119,600
First Business Financial Services, Inc.	6,500	139,425
First Financial Bancorp	54,527	1,522,394
First Hawaiian, Inc.	61,038	1,588,209
First Horizon National Corp.	113,660	1,874,253
First Internet Bancorp	5,000	124,250
First Interstate BancSystem, Inc., Class A	15,620	678,377
First Northwest Bancorp	6,500	100,620
Great Western Bancorp, Inc.	35,576	1,327,696
Guaranty Bancorp	9,800	250,978
Hawthorn Bancshares, Inc.	3,120	70,793
Heritage Commerce Corp.	21,179	302,648
Heritage Financial Corp.#	10,000	349,700
Home BancShares, Inc.	32,800	643,208
Hope Bancorp, Inc.	14,600	221,920
IBERIABANK Corp.	22,360	1,671,410
Live Oak Bancshares, Inc.#	11,313	202,616
MBT Financial Corp.	15,300	174,726
MidSouth Bancorp, Inc.	9,800	129,556
National Commerce Corp.†	4,100	169,494
Northeast Bancorp	6,500	121,030
Northrim BanCorp, Inc.	3,600	131,292
Ohio Valley Banc Corp.	4,000	148,600
Origin Bancorp, Inc.	5,480	204,842
Pacific Mercantile Bancorp†	16,000	128,000
Penns Woods Bancorp, Inc.	3,200	138,400
Peoples Bancorp of North Carolina, Inc.	6,050	172,244
Pinnacle Financial Partners, Inc.	10,558	605,501
Premier Financial Bancorp, Inc.	5,892	109,650
Prosperity Bancshares, Inc.#	7,100	492,669
SB One Bancorp#	6,000	145,320
Seacoast Banking Corp. of Florida†	20,624	598,096
Shore Bancshares, Inc.	8,000	128,000

173

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Simmons First National Corp., Class A	9,200	$270,480
South State Corp.	5,636	408,948
Spirit of Texas Bancshares, Inc.†#	6,000	121,800
Sterling Bancorp, Inc.	13,336	112,422
Texas Capital Bancshares, Inc.†	3,650	217,759
Towne Bank	12,000	343,320
United Bancshares, Inc.	6,000	134,520
United Security Bancshares	23,355	235,418
Unity Bancorp, Inc.	8,000	177,760
Univest Corp. of Pennsylvania	9,471	241,511
Webster Financial Corp.	6,515	392,008
Western Alliance Bancorp†	44,113	2,067,576
Western New England Bancorp, Inc.	8,000	79,440
Wintrust Financial Corp.	21,320	1,649,102

		30,973,450

Banks - Super Regional — 0.1%
Independent Bank Group, Inc.	4,537	259,607

Beverages - Non-alcoholic — 0.2%
Cott Corp.	38,632	573,685

Brewery — 0.3%
Boston Beer Co., Inc., Class A†#	2,807	770,634

Building & Construction Products - Misc. — 1.3%
Aspen Aerogels, Inc.†	28,200	94,752
Fortune Brands Home & Security, Inc.	27,910	1,222,458
Gibraltar Industries, Inc.†	12,955	468,453
Quanex Building Products Corp.	8,984	141,857
Simpson Manufacturing Co., Inc.	5,400	315,900
USG Corp.	34,732	1,494,865

		3,738,285

Building & Construction - Misc. — 0.4%
Willscot Corp.†#	84,534	1,164,879

Building Products - Air & Heating — 0.0%
Lennox International, Inc.	300	67,773

Building Products - Cement — 0.0%
Martin Marietta Materials, Inc.#	350	66,741

Building Products - Doors & Windows — 0.1%
PGT Innovations, Inc.†	16,609	320,055

Building Products - Light Fixtures — 0.0%
LSI Industries, Inc.	22,000	97,020

Building - Heavy Construction — 0.1%
Goldfield Corp.†	31,500	73,080
Orion Group Holdings, Inc.†	16,100	70,196

		143,276

Building - Maintenance & Services — 0.5%
Brightview Holdings, Inc.†	71,735	903,861
Rentokil Initial PLC	104,254	439,995

		1,343,856

Building - Mobile Home/Manufactured Housing — 0.6%
LCI Industries	20,263	1,567,951
Skyline Champion Corp.#	12,002	270,285

		1,838,236

Building - Residential/Commercial — 0.2%
Hovnanian Enterprises, Inc., Class A†#	61,200	77,724
New Home Co., Inc.†#	10,500	76,755
TRI Pointe Group, Inc.†#	35,517	443,252

		597,731

Security Description	Shares	Value (Note 2)

Cable/Satellite TV — 0.4%
Cable One, Inc.	1,162	$1,044,975

Casino Hotels — 0.0%
Boyd Gaming Corp.	1,400	34,748

Casino Services — 0.0%
Gaming Partners International Corp.	8,967	116,123

Cellular Telecom — 0.0%
NII Holdings, Inc.†#	10,000	54,100

Chemicals - Diversified — 0.8%
Aceto Corp.	10,000	16,200
Quaker Chemical Corp.	12,062	2,487,667

		2,503,867

Chemicals - Plastics — 0.1%
PolyOne Corp.	7,400	248,788

Chemicals - Specialty — 1.9%
GCP Applied Technologies, Inc.†	69,587	1,899,725
Minerals Technologies, Inc.	3,500	196,980
Oil-Dri Corp. of America	4,900	144,011
PQ Group Holdings, Inc.†	96,270	1,477,745
Valvoline, Inc.	88,255	1,861,298

		5,579,759

Coal — 0.1%
Advanced Emissions Solutions, Inc.#	14,000	150,780

Commercial Services — 1.4%
Acacia Research Corp.†	40,000	127,200
Collectors Universe, Inc.	7,200	96,048
CoreLogic, Inc.†	35,156	1,422,412
Healthcare Services Group, Inc.#	6,800	320,960
HMS Holdings Corp.†	16,800	600,432
Performant Financial Corp.†	50,000	86,000
ServiceMaster Global Holdings, Inc.†	25,977	1,150,002
ServiceSource International, Inc.†	40,000	52,800
Team, Inc.†#	14,600	243,966

		4,099,820

Commercial Services - Finance — 0.8%
Euronet Worldwide, Inc.†	7,000	823,270
Evo Payments, Inc., Class A†#	2,800	73,332
Morningstar, Inc.	9,714	1,147,612
PRGX Global, Inc.†	26,500	247,245

		2,291,459

Communications Software — 0.0%
Seachange International, Inc.†	54,500	91,560

Computer Aided Design — 0.4%
Aspen Technology, Inc.†	14,176	1,223,389

Computer Data Security — 0.1%
CyberArk Software, Ltd.†	4,190	310,647

Computer Services — 0.1%
Alithya Group, Inc., Class A†	17,400	64,380
Information Services Group, Inc.†	27,400	113,710
StarTek, Inc.†	10,000	67,600

		245,690

Computer Software — 1.2%
Checkr, Inc.†(1)(2)(3)	700	8,603
Cision, Ltd.†	122,042	1,527,966
Computer Modelling Group, Ltd.	17,000	84,703
Cornerstone OnDemand, Inc.†	21,157	1,155,595
SS&C Technologies Holdings, Inc.	18,900	910,035

		3,686,902

174

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Integrated Systems — 0.6%
Agilysys, Inc.†	13,000	$214,370
Cray, Inc.†	11,200	293,552
Cubic Corp.	10,829	662,627
StoneCo, Ltd., Class A†(2)(3)	16,632	372,415
StoneCo, Ltd., Class A†	7,010	165,226

		1,708,190

Computers - Memory Devices — 0.1%
Pure Storage, Inc., Class A†	7,692	145,456
Quantum Corp.†	35,600	85,084

		230,540

Computers - Periphery Equipment — 0.1%
Key Tronic Corp.†	9,633	65,504
TransAct Technologies, Inc.	7,500	77,250

		142,754

Consulting Services — 0.3%
Booz Allen Hamilton Holding Corp.	13,500	692,685
Franklin Covey Co.†	3,000	71,070
Huron Consulting Group, Inc.†	3,300	183,711

		947,466

Consumer Products - Misc. — 0.1%
Acme United Corp.	4,570	73,120
Central Garden & Pet Co., Class A†	1,600	49,760
CSS Industries, Inc.	4,500	48,780

		171,660

Containers - Metal/Glass — 0.3%
Crown Holdings, Inc.†#	20,219	1,036,830

Cosmetics & Toiletries — 0.1%
CCA Industries, Inc.†	3,421	8,039
Edgewell Personal Care Co.†	3,200	133,760

		141,799

Data Processing/Management — 0.1%
Amber Road, Inc.†	9,700	84,584
Innodata, Inc.†	52,600	102,570

		187,154

Diagnostic Kits — 0.2%
Quidel Corp.†	9,588	583,142

Direct Marketing — 0.1%
Quotient Technology, Inc.†#	13,390	164,563

Disposable Medical Products — 1.0%
ICU Medical, Inc.†	9,487	2,281,529
STERIS PLC	5,600	666,848

		2,948,377

Distribution/Wholesale — 2.7%
BlueLinx Holdings, Inc.†#	8,000	216,800
Educational Development Corp.	16,000	156,000
Houston Wire & Cable Co.†	14,739	89,908
KAR Auction Services, Inc.	38,264	2,186,405
Pool Corp.	27,795	4,516,965
SiteOne Landscape Supply, Inc.†#	11,026	679,643
Watsco, Inc.†#	600	92,220

		7,937,941

Diversified Manufacturing Operations — 0.1%
Federal Signal Corp.	2,100	49,266
GP Strategies Corp.†	8,000	105,920
LSB Industries, Inc.†	17,500	134,225

Security Description	Shares	Value (Note 2)

Diversified Manufacturing Operations (continued)
Synalloy Corp.	7,900	$127,269

		416,680

Diversified Operations/Commercial Services — 0.1%
Colliers International Group, Inc.	3,135	206,283
Volt Information Sciences, Inc.†	14,393	37,422

		243,705

E-Commerce/Products — 0.0%
EVINE Live, Inc.†	90,000	54,000
US Auto Parts Network, Inc.†	20,000	24,600

		78,600

E-Commerce/Services — 0.5%
A Place For Rover, Inc.†(1)(2)(3)	513	3,476
Cargurus, Inc.†	8,303	323,070
Eventbrite, Inc., Class A†	1,455	43,228
GrubHub, Inc.†#	12,031	941,907
Leaf Group, Ltd.†	25,000	203,750

		1,515,431

Educational Software — 0.3%
Instructure, Inc.†#	26,846	1,013,973

Electric Products - Misc. — 0.3%
Graham Corp.	5,800	144,536
Littelfuse, Inc.	800	153,080
Novanta, Inc.†	10,501	681,830

		979,446

Electric - Distribution — 0.1%
Genie Energy, Ltd., Class B	12,500	79,750
Spark Energy, Inc., Class A#	13,000	118,170

		197,920

Electric - Integrated — 2.0%
NorthWestern Corp.	37,954	2,427,538
PNM Resources, Inc.	16,900	730,418
Portland General Electric Co.	52,644	2,534,808
SCANA Corp.	7,400	345,284

		6,038,048

Electronic Components - Misc. — 0.1%
Bel Fuse, Inc., Class B	6,000	135,060
Sparton Corp.†	5,900	84,724
Sypris Solutions, Inc.†	7,000	7,700

		227,484

Electronic Components - Semiconductors — 0.7%
CTS Corp.	9,700	281,397
DSP Group, Inc.†	11,500	141,105
EMCORE Corp.†	32,200	146,510
GSI Technology, Inc.†	19,800	112,464
Impinj, Inc.†#	7,000	148,680
Inphi Corp.†#	10,948	436,716
Lattice Semiconductor Corp.†	75,925	444,920
MACOM Technology Solutions Holdings, Inc.†#	11,400	202,578
Monolithic Power Systems, Inc.	947	125,070
Pixelworks, Inc.†	22,000	85,580
Richardson Electronics, Ltd.	15,000	107,700

		2,232,720

Electronic Measurement Instruments — 0.2%
CyberOptics Corp.†#	6,700	135,943
National Instruments Corp.	9,997	489,453

		625,396

175

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Parts Distribution — 0.0%
Ballantyne Strong, Inc.†	14,000	$32,900

Energy - Alternate Sources — 0.2%
Aemetis, Inc.†#	17,800	13,071
Amyris, Inc.†#	35,887	177,282
Clean Energy Fuels Corp.†	42,350	94,440
NextEra Energy Partners LP	6,100	284,870

		569,663

Engineering/R&D Services — 0.0%
Iteris, Inc.†#	26,210	119,780

Engines - Internal Combustion — 0.3%
Gates Industrial Corp. PLC†#	69,010	1,016,517

Enterprise Software/Service — 2.4%
Blackbaud, Inc.	16,714	1,224,301
Ceridian HCM Holding, Inc.†#	4,904	196,748
Coupa Software, Inc.†#	8,600	554,098
Guidewire Software, Inc.†#	18,148	1,687,038
Manhattan Associates, Inc.†	14,852	735,620
MicroStrategy, Inc., Class A†	3,007	389,827
Paycom Software, Inc.†#	1,000	132,770
SailPoint Technologies Holding, Inc.†	33,400	869,402
ServiceTitan, Inc.†(1)(2)(3)	191	5,022
SVMK, Inc.†	1,773	25,318
SVMK, Inc.†(2)(3)	5,062	66,864
Tyler Technologies, Inc.†	6,999	1,349,127

		7,236,135

Entertainment Software — 0.1%
Zynga, Inc., Class A†	113,000	409,060

Environmental Consulting & Engineering — 0.0%
Ecology and Environment, Inc., Class A	6,000	63,120

Filtration/Separation Products — 0.2%
ESCO Technologies, Inc.	9,545	670,823

Finance - Auto Loans — 0.0%
Consumer Portfolio Services, Inc.†	24,500	88,690

Finance - Consumer Loans — 0.5%
Asta Funding, Inc.	13,200	55,572
Encore Capital Group, Inc.†#	13,100	366,538
PRA Group, Inc.†#	17,600	537,152
Regional Management Corp.†	8,200	222,712
SLM Corp.†	31,208	320,506

		1,502,480

Finance - Investment Banker/Broker — 0.8%
JMP Group LLC	16,300	80,033
Lazard, Ltd., Class A	33,301	1,336,036
Moelis & Co., Class A	22,572	912,360

		2,328,429

Finance - Leasing Companies — 0.1%
California First National Bancorp	11,000	178,200
Marlin Business Services Corp.	7,500	190,500

		368,700

Finance - Mortgage Loan/Banker — 0.2%
Ellie Mae, Inc.†#	5,042	339,175
PennyMac Financial Services, Inc.	7,800	159,978

		499,153

Finance - Other Services — 0.4%
Cboe Global Markets, Inc.	9,782	1,052,739

Financial Guarantee Insurance — 0.1%
Radian Group, Inc.	20,200	371,680

Security Description	Shares	Value (Note 2)

Food - Canned — 0.1%
Seneca Foods Corp., Class A†	5,000	$167,350

Food - Confectionery — 0.2%
Simply Good Foods Co.†	23,306	473,578

Food - Dairy Products — 0.0%
Lifeway Foods, Inc.†	6,700	17,755

Food - Misc./Diversified — 0.7%
Cal-Maine Foods, Inc.	14,651	684,495
Lancaster Colony Corp.	400	72,128
Post Holdings, Inc.†#	8,300	803,025
TreeHouse Foods, Inc.†	12,500	657,500

		2,217,148

Food - Wholesale/Distribution — 1.3%
AMCON Distributing Co.	500	42,445
Performance Food Group Co.†	109,065	3,758,380

		3,800,825

Footwear & Related Apparel — 0.1%
Rocky Brands, Inc.	6,711	173,748

Gambling (Non-Hotel) — 0.2%
Dover Downs Gaming & Entertainment, Inc.†#	43,334	112,235
Monarch Casino & Resort, Inc.†	13,156	526,240

		638,475

Garden Products — 1.5%
Toro Co.	73,818	4,575,978

Gas - Distribution — 1.0%
Chesapeake Utilities Corp.	5,500	473,220
ONE Gas, Inc.	13,700	1,165,733
RGC Resources, Inc.	469	12,940
South Jersey Industries, Inc.#	11,572	361,046
Southwest Gas Holdings, Inc.	11,037	869,385

		2,882,324

Gold Mining — 0.3%
Franco-Nevada Corp.	4,400	304,670
Gold Resource Corp.	37,100	141,722
Northern Star Resources, Ltd.	29,305	171,250
Osisko Gold Royalties, Ltd.	17,800	133,569

		751,211

Golf — 0.5%
Acushnet Holdings Corp.	69,520	1,588,532

Hazardous Waste Disposal — 0.5%
Heritage-Crystal Clean, Inc.†	7,800	218,478
US Ecology, Inc.	19,419	1,352,922

		1,571,400

Health Care Cost Containment — 0.5%
HealthEquity, Inc.†#	17,293	1,533,716

Healthcare Safety Devices — 0.0%
Alpha Pro Tech, Ltd.†	30,000	112,500
Retractable Technologies, Inc.†#	30,000	19,950

		132,450

Home Furnishings — 0.2%
Tempur Sealy International, Inc.†#	9,000	458,820

Housewares — 0.1%
Libbey, Inc.	15,000	90,150
Lifetime Brands, Inc.	8,000	95,520

		185,670

176

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Human Resources — 0.2%
Computer Task Group, Inc.†	19,600	$87,220
Cross Country Healthcare, Inc.†	12,991	117,828
RCM Technologies, Inc.	20,000	78,600
Willdan Group, Inc.†	4,600	173,374

		457,022

Identification Systems — 0.9%
Aware, Inc.†	14,500	52,925
Brady Corp., Class A	58,164	2,533,624

		2,586,549

Import/Export — 0.0%
Castle Brands, Inc.†#	40,000	35,968

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,000	114,630

Instruments - Scientific — 0.1%
Fluidigm Corp.†#	27,000	221,400

Insurance Brokers — 0.0%
Goosehead Insurance, Inc., Class A†#	4,384	111,441

Insurance - Multi-line — 0.2%
Assurant, Inc.	4,700	457,028

Insurance - Property/Casualty — 2.0%
FedNat Holding Co.	7,600	166,288
First Acceptance Corp.†	2,558	2,916
Hallmark Financial Services, Inc.†	13,000	148,200
Hanover Insurance Group, Inc.	5,500	630,905
Kinsale Capital Group, Inc.	17,767	1,105,285
ProAssurance Corp.	27,938	1,221,729
RLI Corp.	17,020	1,290,456
Safety Insurance Group, Inc.	3,258	286,118
Selective Insurance Group, Inc.	14,000	929,180
State Auto Financial Corp.	6,050	211,750

		5,992,827

Insurance - Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	7,950	440,032
Essent Group, Ltd.†	4,300	165,808

		605,840

Internet Application Software — 0.3%
Anaplan, Inc.†#	1,955	54,740
Okta, Inc.†	1,300	82,745
Tucows, Inc., Class A†#	2,466	143,127
Zendesk, Inc.†	9,100	540,813

		821,425

Internet Connectivity Services — 0.0%
PC-Tel, Inc.	21,200	88,828

Internet Content - Information/News — 0.0%
DHI Group, Inc.†	25,000	44,250

Internet Security — 0.2%
Proofpoint, Inc.†	5,200	504,452
Zix Corp.†	10,000	66,600

		571,052

Investment Companies — 0.1%
B. Riley Financial, Inc.#	3,858	70,100
Barings BDC, Inc.#	12,783	128,086
Barnwell Industries, Inc.†	25,000	40,250
KCAP Financial, Inc.#	16,700	50,935
Medallion Financial Corp.†#	17,100	102,258

		391,629

Security Description	Shares	Value (Note 2)

Investment Management/Advisor Services — 0.7%
Eaton Vance Corp.	27,746	$1,130,095
Focus Financial Partners, Inc. Class A†	18,210	563,053
Great Elm Capital Group, Inc.†	40,000	146,000
Manning & Napier, Inc.#	8,400	14,952
Silvercrest Asset Management Group, Inc., Class A	10,000	139,700

		1,993,800

Leisure Games — 0.0%
Peak Resorts, Inc.	23,600	121,068

Leisure Products — 0.0%
Escalade, Inc.	5,200	61,620

Machine Tools & Related Products — 0.6%
L.S. Starrett Co., Class A	8,000	37,200
Lincoln Electric Holdings, Inc.	20,947	1,800,395

		1,837,595

Machinery - Electrical — 0.3%
Bloom Energy Corp. Class A†#	5,212	85,737
BWX Technologies, Inc.	15,673	708,733

		794,470

Machinery - General Industrial — 0.9%
Applied Industrial Technologies, Inc.	24,719	1,612,420
Arotech Corp.†	34,800	96,396
Chart Industries, Inc.†	12,200	775,432
Gencor Industries, Inc.†	8,650	98,005
Intevac, Inc.†	6,100	28,792
Twin Disc, Inc.†	5,000	87,250

		2,698,295

Machinery - Pumps — 0.4%
CSW Industrials, Inc.†	4,858	257,328
Gardner Denver Holdings, Inc.†	3,800	94,050
Graco, Inc.	8,900	392,045
Mueller Water Products, Inc., Class A	42,100	443,313

		1,186,736

Medical Imaging Systems — 0.0%
Digirad Corp.	25,000	22,295

Medical Information Systems — 0.5%
Medidata Solutions, Inc.†#	20,412	1,576,011

Medical Instruments — 0.5%
Avanos Medical, Inc.†	12,800	610,688
Bovie Medical Corp.†	25,000	176,750
Bruker Corp.	13,890	460,315
NuVasive, Inc.†	6,000	382,140

		1,629,893

Medical Labs & Testing Services — 1.5%
Catalent, Inc.†	81,131	3,216,844
Syneos Health, Inc.†	23,675	1,224,471

		4,441,315

Medical Laser Systems — 0.0%
Cutera, Inc.†	5,000	102,500
IRIDEX Corp.†	8,100	38,394

		140,894

Medical Products — 1.4%
AtriCure, Inc.†#	5,400	180,846
ConforMIS, Inc.†	95,000	51,357
Electromed, Inc.†	13,900	79,230
Hanger, Inc.†	9,800	196,294
InfuSystem Holdings, Inc.†	25,000	85,750

177

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Products (continued)
InVivo Therapeutics Holdings Corp.†	972	$1,934
Micron Solutions, Inc.†	6,425	18,890
Nevro Corp.†	2,548	105,768
OrthoPediatrics Corp.†	6,500	203,255
T2 Biosystems, Inc.†#	25,000	111,000
United-Guardian, Inc.	3,500	61,390
West Pharmaceutical Services, Inc.	24,549	2,689,588
Wright Medical Group NV†#	14,093	394,040

		4,179,342

Medical - Biomedical/Gene — 2.2%
Abeona Therapeutics, Inc.†	3,300	27,060
Acceleron Pharma, Inc.†#	6,100	322,873
Alder Biopharmaceuticals, Inc.†#	12,400	165,912
Allena Pharmaceuticals, Inc.†	13,000	121,810
Allogene Therapeutics, Inc.†#	1,676	52,425
Alpine Immune Sciences, Inc.†	3,750	18,000
AnaptysBio, Inc.†#	218	16,258
Aptevo Therapeutics, Inc.†	10,100	23,230
Aratana Therapeutics, Inc.†	3,000	19,500
Ardelyx, Inc.†	35,000	95,200
Argenx SE ADR†#	2,338	226,248
ArQule, Inc.†#	55,000	204,050
Asterias Biotherapeutics, Inc.†#	9,454	11,534
AVEO Pharmaceuticals, Inc.†#	66,464	137,580
BeiGene, Ltd. ADR†#	305	46,760
Blueprint Medicines Corp.†	4,229	242,618
Calithera Biosciences, Inc.†	16,600	81,838
Cara Therapeutics, Inc.†#	2,786	50,649
Clearside Biomedical, Inc.†	23,000	33,810
Crinetics Pharmaceuticals, Inc.†#	2,446	85,463
CytomX Therapeutics, Inc.†	6,090	84,042
Eiger BioPharmaceuticals, Inc.†	20,000	212,200
Exelixis, Inc.†	2,300	46,713
Five Prime Therapeutics, Inc.†	1,624	20,852
GlycoMimetics, Inc.†#	4,328	49,729
Guardant Health, Inc.†	1,311	46,842
Harvard Bioscience, Inc.†	45,000	177,750
ImmunoGen, Inc.†	2,762	15,219
Immunomedics, Inc.†#	9,400	188,846
Infinity Pharmaceuticals, Inc.†#	100,000	133,000
Insmed, Inc.†#	17,592	315,073
Loxo Oncology, Inc.†#	1,500	210,630
MacroGenics, Inc.†	2,343	40,323
Menlo Therapeutics, Inc.†#	19,400	116,594
Mustang Bio, Inc.†#	12,500	50,125
Oncocyte Corp.†#	50,000	85,000
Orchard Therapeutics PLC ADR†	1,966	29,608
Otonomy, Inc.†	35,000	78,750
OvaScience, Inc.†#	50,000	36,490
Ovid therapeutics, Inc.†#	14,000	56,420
Pacific Biosciences of California, Inc.†#	30,000	234,600
Palatin Technologies, Inc.†	100,000	80,940
Pfenex, Inc.†	14,000	57,960
Protalix BioTherapeutics, Inc.†#	22,016	9,544
PTC Therapeutics, Inc.†	1,600	56,832
Radius Health, Inc.†#	13,600	226,712
RTI Surgical, Inc.†	35,000	145,950
Sage Therapeutics, Inc.†#	7,371	849,803
Scholar Rock Holding Corp.†#	1,509	36,759
Seattle Genetics, Inc.†#	2,600	162,708
Spark Therapeutics, Inc.†#	2,220	93,529
Surface Oncology, Inc.†#	15,500	125,240
Ultragenyx Pharmaceutical, Inc.†#	1,200	64,404
VolitionRX, Ltd.†#	29,400	65,856

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
WaVe Life Sciences, Ltd.†#	4,644	$222,215
XOMA Corp.†#	6,500	97,695

		6,507,771

Medical - Drugs — 1.9%
AcelRx Pharmaceuticals, Inc.†	32,100	108,177
Aeglea BioTherapeutics, Inc.†	25,000	210,500
Aimmune Therapeutics, Inc.†#	6,275	149,031
Alimera Sciences, Inc.†#	115,025	117,325
Alkermes PLC†#	4,433	161,539
Ascendis Pharma A/S ADR†#	5,033	339,778
BioSpecifics Technologies Corp.†	3,300	202,521
Chiasma, Inc.†	45,000	180,900
Chimerix, Inc.†	30,800	101,332
Conatus Pharmaceuticals, Inc.†#	19,500	87,360
Corbus Pharmaceuticals Holdings, Inc.†#	9,600	66,240
Corvus Pharmaceuticals, Inc.†#	3,722	22,258
Cumberland Pharmaceuticals, Inc.†	27,800	174,306
Enanta Pharmaceuticals, Inc.†	500	39,570
Global Blood Therapeutics, Inc.†#	5,730	180,724
Immune Design Corp.†	35,000	56,000
Kadmon Holdings, Inc.†#	37,000	90,280
KalVista Pharmaceuticals, Inc.†	8,600	206,916
Madrigal Pharmaceuticals, Inc.†#	470	54,355
Melinta Therapeutics, Inc.†#	8,000	16,960
Minerva Neurosciences, Inc.†	20,300	160,573
MyoKardia, Inc.†#	3,053	189,500
Navidea Biopharmaceuticals, Inc.†	85,500	16,587
Neos Therapeutics, Inc.†#	15,000	29,400
Pacira Pharmaceuticals, Inc.†	4,200	202,986
Pernix Therapeutics Holdings, Inc.†#	2,900	1,172
Prestige Consumer Healthcare, Inc.†#	47,256	1,834,478
Principia Biopharma, Inc.†	3,329	92,746
Reata Pharmaceuticals, Inc., Class A†#	700	44,205
scPharmaceuticals, Inc.†#	11,500	53,935
Spero Therapeutics, Inc.†#	6,200	50,716
TESARO, Inc.†#	3,379	156,718
TherapeuticsMD, Inc.†#	77,874	391,706

		5,790,794

Medical - Generic Drugs — 0.1%
Amneal Pharmaceuticals, Inc.†#	10,400	184,184
Momenta Pharmaceuticals, Inc.†	5,500	65,120
Teligent, Inc.†#	25,000	51,500

		300,804

Medical - HMO — 1.7%
Centene Corp.†	1,600	227,600
Molina Healthcare, Inc.†	23,642	3,303,024
Tivity Health, Inc.†#	34,551	1,415,209

		4,945,833

Medical - Hospitals — 0.2%
Acadia Healthcare Co., Inc.†#	12,270	416,812
Quorum Health Corp.†#	20,500	90,405

		507,217

Medical - Nursing Homes — 0.1%
Genesis Healthcare, Inc.†#	100,000	159,000

Medical - Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	1,620	220,725

Medical - Wholesale Drug Distribution — 0.5%
Premier, Inc., Class A†	35,393	1,403,686

178

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Metal Processors & Fabrication — 1.2%
AZZ, Inc.	10,000	$477,400
LB Foster Co., Class A†	6,700	129,645
RBC Bearings, Inc.†	18,650	2,853,823
Sun Hydraulics Corp.	4,777	199,105

		3,659,973

Metal Products - Distribution — 0.0%
Olympic Steel, Inc.	5,500	100,980

Metal - Aluminum — 0.0%
Constellium NV, Class A†	11,300	94,807

Miscellaneous Manufacturing — 1.7%
AptarGroup, Inc.	41,883	4,357,926
John Bean Technologies Corp.	9,117	752,517

		5,110,443

Multimedia — 0.8%
E.W. Scripps Co., Class A	48,244	850,542
FactSet Research Systems, Inc.#	6,016	1,410,692

		2,261,234

Networking Products — 0.0%
Black Box Corp.†	45,000	48,600

Non-Ferrous Metals — 0.0%
Uranium Energy Corp.†#	100,500	132,660

Non-Hazardous Waste Disposal — 0.7%
Advanced Disposal Services, Inc.†	49,330	1,329,443
Waste Connections, Inc.	9,950	780,876

		2,110,319

Office Furnishings - Original — 0.4%
Herman Miller, Inc.	32,968	1,116,296

Oil & Gas Drilling — 0.7%
Parker Drilling Co.†#	3,066	4,017
Patterson-UTI Energy, Inc.	148,872	2,066,343
Quintana Energy Services, Inc.†	15,000	89,400

		2,159,760

Oil Companies - Exploration & Production — 1.2%
Advantage Oil & Gas, Ltd.†	15,510	27,783
Approach Resources, Inc.†#	77,300	102,036
Centennial Resource Development, Inc., Class A†#	22,648	351,497
Contango Oil & Gas Co.†	21,600	87,480
Diamondback Energy, Inc.#	3,900	430,482
Earthstone Energy, Inc., Class A†	9,400	64,578
Evolution Petroleum Corp.	23,100	201,201
Jagged Peak Energy, Inc.†#	19,100	218,504
Jones Energy, Inc., Class A†#	2,115	2,157
Kosmos Energy, Ltd.†#	6,764	36,390
Lonestar Resources US, Inc., Class A†	30,000	203,700
Magnolia Oil & Gas Corp.†	9,500	115,710
Matador Resources Co.†#	11,090	252,852
Midstates Petroleum Co., Inc.†	15,000	124,650
Panhandle Oil and Gas, Inc., Class A	5,000	82,500
Seven Generations Energy, Ltd., Class A†	28,100	214,242
SRC Energy, Inc.†	131,493	758,715
VAALCO Energy, Inc.†	30,000	48,900
Venture Global LNG, Inc., Series B†(1)(2)(3)	4	20,800
Venture Global LNG, Inc., Series C†(1)(2)(3)	59	306,800
Yuma Energy, Inc.†#	25,270	4,690

		3,655,667

Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†#	4,400	172,744

Security Description	Shares	Value (Note 2)

Oil Field Machinery & Equipment (continued)
Flotek Industries, Inc.†#	50,000	$69,500
Mitcham Industries, Inc.†	22,400	79,296
Natural Gas Services Group, Inc.†	7,400	146,002
Smart Sand, Inc.†#	15,000	48,900
Superior Drilling Products, Inc.†	56,000	95,200
Thermon Group Holdings, Inc.†	13,100	295,929

		907,571

Oil Refining & Marketing — 0.0%
Adams Resources & Energy, Inc.	3,314	134,217

Oil - Field Services — 0.8%
CARBO Ceramics, Inc.†	2,200	10,076
Core Laboratories NV#	21,226	1,764,093
Era Group, Inc.†	15,000	150,900
Gulf Island Fabrication, Inc.†	8,400	66,360
Independence Contract Drilling, Inc.†	31,100	105,118
Key Energy Services, Inc.†	11,000	64,130
Nuverra Environmental Solutions, Inc.†#	6,300	58,905
PHI, Inc.†	14,000	49,420
Pioneer Energy Services Corp.†	48,900	123,717

		2,392,719

Paper & Related Products — 0.0%
Orchids Paper Products Co.†#	5,500	9,295

Pharmacy Services — 0.0%
BioScrip, Inc.†	35,000	138,250

Physical Therapy/Rehabilitation Centers — 1.1%
AAC Holdings, Inc.†#	18,000	35,460
Encompass Health Corp.	36,531	2,747,497
U.S. Physical Therapy, Inc.	3,759	447,283

		3,230,240

Pollution Control — 0.0%
Fuel Tech, Inc.†	75,000	90,750

Poultry — 0.2%
Sanderson Farms, Inc.#	4,300	486,588

Power Converter/Supply Equipment — 0.5%
Generac Holdings, Inc.†	26,400	1,502,688

Printing - Commercial — 0.0%
ARC Document Solutions, Inc.†	40,000	96,400

Publishing - Newspapers — 0.1%
Lee Enterprises, Inc.†	84,700	189,728

Radio — 0.0%
Saga Communications, Inc., Class A	123	4,563
Salem Media Group, Inc.	10,000	28,300
Townsquare Media, Inc., Class A	11,000	68,200

		101,063

Real Estate Investment Trusts — 5.1%
Acadia Realty Trust	10,200	292,434
Alexander & Baldwin, Inc.†	14,676	304,234
American Campus Communities, Inc.	14,200	622,386
CubeSmart	58,330	1,816,396
EastGroup Properties, Inc.#	32,782	3,278,856
Equity Commonwealth	13,200	419,364
First Industrial Realty Trust, Inc.	6,500	208,390
JBG SMITH Properties	2,700	108,189
National Retail Properties, Inc.	63,205	3,164,042
OUTFRONT Media, Inc.	73,241	1,521,948
Paramount Group, Inc.	33,927	484,138
PS Business Parks, Inc.	6,656	938,629
Regency Centers Corp.	4,135	263,234

179

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
RLJ Lodging Trust	84,284	$1,714,337

		15,136,577

Real Estate Management/Services — 0.8%
FirstService Corp.	9,200	695,888
HFF, Inc., Class A	32,085	1,296,234
Maui Land & Pineapple Co., Inc.†	10,000	115,300
Redfin Corp.†#	10,564	179,165

		2,286,587

Real Estate Operations & Development — 0.5%
Consolidated-Tomoka Land Co.	3,100	179,862
Cushman & Wakefield PLC†	64,950	1,209,369
Stratus Properties, Inc.†	3,000	81,480
Trinity Place Holdings, Inc.†	10,000	49,300

		1,520,011

Recreational Vehicles — 0.9%
Brunswick Corp.	41,432	2,197,553
Malibu Boats, Inc., Class A†	11,013	533,250

		2,730,803

Rental Auto/Equipment — 0.2%
Aaron’s, Inc.	13,700	641,160

Resort/Theme Parks — 0.0%
Marriott Vacations Worldwide Corp.	1,070	86,884

Retail - Apparel/Shoe — 0.4%
Allbirds, Inc.†(1)(2)(3)	938	51,436
Burlington Stores, Inc.†	5,600	928,256
Destination Maternity Corp.†	7,800	34,242
Francesca’s Holdings Corp.†#	28,500	56,715
RTW RetailWinds, Inc.†	33,029	110,647
Tilly’s, Inc., Class A	8,068	92,863

		1,274,159

Retail - Arts & Crafts — 0.1%
Michaels Cos., Inc.†#	24,400	414,068

Retail - Automobile — 0.0%
America’s Car-Mart, Inc.†	500	37,105

Retail - Computer Equipment — 0.0%
PCM, Inc.†	6,700	126,965

Retail - Discount — 0.7%
BJ’s Wholesale Club Holdings, Inc.†#	46,140	1,077,831
Citi Trends, Inc.	3,500	71,750
Ollie’s Bargain Outlet Holdings, Inc.†	9,026	800,606

		1,950,187

Retail - Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	6,500	136,695
Kirkland’s, Inc.†	12,200	132,370
RH†#	2,152	249,933
Tuesday Morning Corp.†#	39,900	97,755

		616,753

Retail - Misc./Diversified — 0.2%
Container Store Group, Inc.†	20,000	108,600
Five Below, Inc.†	2,900	303,891
Gaia, Inc.†#	9,400	122,576

		535,067

Retail - Petroleum Products — 0.0%
TravelCenters of America LLC†	20,000	92,200

Security Description	Shares	Value (Note 2)

Retail - Propane Distribution — 0.1%
Luxfer Holdings PLC	16,600	$381,634

Retail - Restaurants — 1.2%
Chuy’s Holdings, Inc.†	8,770	187,678
Del Frisco’s Restaurant Group, Inc.†	4,100	28,167
Denny’s Corp.†	36,300	600,402
Dunkin’ Brands Group, Inc.#	9,700	717,800
Famous Dave’s of America, Inc.†	8,250	42,570
Fiesta Restaurant Group, Inc.†	12,319	232,213
J Alexander’s Holdings, Inc.†	13,000	132,860
Kona Grill, Inc.†#	7,700	11,550
Luby’s, Inc.†	25,000	38,000
Papa John’s International, Inc.#	10,583	507,878
Papa Murphy’s Holdings, Inc.†#	97	507
Potbelly Corp.†	10,000	101,800
Red Robin Gourmet Burgers, Inc.†#	8,139	282,342
Wingstop, Inc.	9,300	610,266

		3,494,033

Retail - Toy Stores — 0.0%
Build - A - Bear Workshop, Inc.†	8,000	48,800

Retail - Vision Service Center — 0.1%
JAND, Inc. (dba Warby Parker), Class A†(1)(2)(3)	4,462	68,264
National Vision Holdings, Inc.†	7,466	274,525

		342,789

Rubber/Plastic Products — 0.2%
Proto Labs, Inc.†	5,105	656,962

Savings & Loans/Thrifts — 1.1%
BankFinancial Corp.	9,300	138,849
Beneficial Bancorp, Inc.	20,965	324,538
Capitol Federal Financial, Inc.	28,867	405,293
Entegra Financial Corp.†	6,000	138,840
ESSA Bancorp, Inc.	9,000	144,450
First Financial Northwest, Inc.	10,000	152,200
Investors Bancorp, Inc.	26,500	325,420
Lake Shore Bancorp, Inc.	10,000	153,500
Malvern Bancorp, Inc.†	3,800	79,420
Meridian Bancorp, Inc.	22,660	370,491
Pacific Premier Bancorp, Inc.†#	8,100	250,047
Provident Financial Holdings, Inc.	6,714	117,831
SI Financial Group, Inc.	8,500	115,685
Southern Missouri Bancorp, Inc.	5,000	181,650
Territorial Bancorp, Inc.	4,500	125,325
Timberland Bancorp, Inc.	3,900	110,370

		3,133,909

Schools — 0.6%
2U, Inc.†#	6,144	358,748
American Public Education, Inc.†	6,372	201,610
Bridgepoint Education, Inc.†	14,500	116,000
Bright Horizons Family Solutions, Inc.†	3,316	403,491
Chegg, Inc.†#	17,180	480,181
Lincoln Educational Services Corp.†	20,000	47,400
Universal Technical Institute, Inc.†	37,000	119,140

		1,726,570

Security Services — 0.4%
Brink’s Co.	16,065	1,137,723

Seismic Data Collection — 0.1%
Dawson Geophysical Co.†	34,927	129,928
Geospace Technologies Corp.†	8,900	138,395

		268,323

180

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Semiconductor Components - Integrated Circuits — 0.2%
Power Integrations, Inc.	10,296	$652,355

Semiconductor Equipment — 0.8%
Cabot Microelectronics Corp.	16,541	1,777,827
Entegris, Inc.	16,500	485,100
MKS Instruments, Inc.	2,600	203,996

		2,466,923

Specified Purpose Acquisitions — 0.1%
Collier Creek Holdings†	14,012	141,241
J2 Acquisition, Ltd.†*	27,496	248,839

		390,080

Steel Pipe & Tube — 0.2%
Valmont Industries, Inc.	4,048	528,426

Steel - Producers — 0.1%
Friedman Industries, Inc.	10,000	80,800
Shiloh Industries, Inc.†	13,600	108,392

		189,192

Superconductor Product & Systems — 0.1%
American Superconductor Corp.†#	40,000	400,000

Telecom Equipment - Fiber Optics — 0.1%
Clearfield, Inc.†	10,000	123,400
KVH Industries, Inc.†	14,357	161,803

		285,203

Telecom Services — 0.2%
Consolidated Communications Holdings, Inc.#	1	14
GTT Communications, Inc.†#	9,800	329,868
Ooma, Inc.†	6,500	97,110
Spok Holdings, Inc.	9,800	142,786

		569,778

Telecommunication Equipment — 0.1%
Communications Systems, Inc.	30,000	69,000
Wireless Telecom Group, Inc.†	53,200	95,760

		164,760

Telephone - Integrated — 0.0%
Alaska Communications Systems Group, Inc.†	77,000	115,500

Textile - Apparel — 0.0%
Tandy Leather Factory, Inc.†	15,000	96,600

Textile - Products — 0.0%
Dixie Group, Inc.†	10,000	12,800

Theaters — 0.8%
Cinemark Holdings, Inc.	65,245	2,503,451

Therapeutics — 0.3%
Actinium Pharmaceuticals, Inc.†#	32,100	18,634
Agios Pharmaceuticals, Inc.†#	2,733	179,832
G1 Therapeutics, Inc.†	1,710	65,373
Sarepta Therapeutics, Inc.†#	800	103,576
Xencor, Inc.†	8,633	362,672
Zafgen, Inc.†	15,000	75,600

		805,687

Toys — 0.0%
JAKKS Pacific, Inc.†#	30,000	69,000

Transport - Equipment & Leasing — 0.1%
Willis Lease Finance Corp.†	7,000	257,880

Transport - Marine — 0.0%
Hornbeck Offshore Services, Inc.†	10,000	29,900

Security Description	Shares	Value (Note 2)

Transport - Marine (continued)
Overseas Shipholding Group, Inc., Class A†	35,000	$74,900

		104,800

Transport - Rail — 0.1%
Genesee & Wyoming, Inc., Class A†	1,700	141,576

Transport - Services — 0.3%
Matson, Inc.	13,600	535,160
Radiant Logistics, Inc.†	37,800	205,632
Steel Connect, Inc.†	71,500	119,405

		860,197

Transport - Truck — 1.6%
Knight-Swift Transportation Holdings, Inc.#	61,786	2,141,503
Landstar System, Inc.	18,767	2,047,104
P.A.M. Transportation Services, Inc.†	1,357	70,103
Patriot Transportation Holding, Inc.†	5,000	98,250
Schneider National, Inc., Class B	9,388	209,634
XPO Logistics, Inc.†	1	76
YRC Worldwide, Inc.†	22,000	124,520

		4,691,190

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	14,000	265,020

Water — 0.5%
California Water Service Group	10,600	484,632
Global Water Resources, Inc.	14,500	147,465
Middlesex Water Co.	3,896	201,968
PICO Holdings, Inc.†	10,000	97,500
SJW Group	7,270	407,411

		1,338,976

Water Treatment Systems — 0.2%
Evoqua Water Technologies Corp.†#	62,100	567,594

Web Hosting/Design — 0.7%
Q2 Holdings, Inc.†	34,947	1,897,273
Wix.com, Ltd.†	3,328	313,431

		2,210,704

Web Portals/ISP — 0.0%
Synacor, Inc.†#	44,000	78,320

Wireless Equipment — 0.1%
Frequency Electronics, Inc.†	10,000	107,600
ID Systems, Inc.†	12,000	72,960
TESSCO Technologies, Inc.	5,900	71,626

		252,186

Total Common Stocks
(cost $253,941,289)		288,348,031

CONVERTIBLE PREFERRED SECURITIES — 0.5%
Applications Software — 0.2%
Convoy, Inc., Series C Series C†(1)(2)(3)	12,094	85,875
PagerDuty, Inc. Series D†(1)(2)(3)	5,215	89,013
Toast, Inc., Series B†(1)(2)(3)	98	2,695
Toast, Inc., Series D†(1)(2)(3)	7,194	197,835

		375,418

Computer Software — 0.0%
Checkr, Inc., Series C†(1)(2)(3)	2,998	40,926

181

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

CONVERTIBLE PREFERRED SECURITIES (continued)
E-Commerce/Services — 0.1%
Farmers Business Network, Inc., Series C†(1)(2)(3)	8,287	$174,358
Vroom, Inc. Series F†(1)(2)(3)	5,863	105,247

		279,605

Enterprise Software/Service — 0.1%
Plex Systems, Inc., Series B†(1)(2)(3)	50,422	107,399
ServiceTitan, Inc., Series A†(1)(2)(3)	4	105
ServiceTitan, Inc., Series D†(1)(2)(3)	1,942	51,064

		158,568

Food - Retail — 0.1%
Roofoods, Ltd. Series F†(1)(2)(3)	618	315,137

Footwear & Related Apparel — 0.0%
Allbirds, Inc., Series A†(1)(2)(3)	370	20,289
Allbirds, Inc., Series B†(1)(2)(3)	65	3,565
Allbirds, Inc., Series C†(1)(2)(3)	622	34,108
Allbirds, Inc., Series Seed†(1)(2)(3)	199	10,912

		68,874

Gas - Distribution — 0.0%
South Jersey Industries, Inc.†	2,633	134,494

Internet Content - Information/News — 0.0%
A Place For Rover, Inc. Series G†(1)(2)(3)	7,335	55,221

Retail - Vision Service Center — 0.0%
JAND, Inc. (dba Warby Parker)†(1)(2)(3)	5,505	84,221

Total Convertible Preferred Securities
(cost $1,322,664)		1,512,464

RIGHTS — 0.0%
Medical - Biomedical/Gene — 0.0%
Xoma Corp.†# Expires 12/14/2018 (Strike price $13.00) (cost $0)	746	1,515

WARRANTS† — 0.0%
Banks - Commercial — 0.0%
Grasshopper Bancorp, Inc.(1)(2)(3) Expires 04/12/2019	1,009	0

Specified Purpose Acquisitions — 0.0%
J2 Acquisition, Ltd. Expires 10/10/2020 (strike Price $11.50)	27,696	12,463

Total Warrants
(cost $277)		12,463

CONVERTIBLE BONDS & NOTES — 0.0%
Banks - Commercial — 0.0%
Grasshopper Bancorp, Inc. Notes zero coupon due 04/12/2019(1)(2)(3) (cost $10,090)	10,090	10,090

Total Long-Term Investment Securities
(cost $255,274,320)		289,884,563

Security Description	Shares/ Principal Amount	Value (Note 2)

SHORT-TERM INVESTMENT SECURITIES — 1.4%
Registered Investment Companies — 1.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.15%(5)	$589,740	$589,740
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(4)(5)	3,003,475	3,003,475
T. Rowe Price Government Reserve Fund 2.26%(5)	704,198	704,198

Total Short-Term Investment Securities
(cost $4,297,413)		4,297,413

REPURCHASE AGREEMENTS — 2.6%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $6,010,724 collateralized by $6,155,000 of United States Treasury Notes, bearing interest at 2.88% due 05/31/2025 and having an approximate value of $6,130,719	6,010,508	6,010,508
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $1,759,548 collateralized by $1,780,000 of United States Treasury Notes, bearing interest at 3.00% due 09/30/2025 and having an approximate value of $1,795,119	1,759,492	1,759,492

Total Repurchase Agreements
(cost $7,770,000)		7,770,000

TOTAL INVESTMENTS
(cost $267,341,733)(6)	100.9%	301,951,976
Liabilities in excess of other assets	(0.9)	(2,707,594)

NET ASSETS	100.0%	$299,244,382

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
*

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At November 30, 2018, the aggregate value of these securities was $248,839 representing 0.1% of net assets. Unless otherwise indicated, these securities are not considered to be illiquid.

(1)	Securities classified as Level 3 (see Note 2).
(2)

Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 2. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of November 30, 2018, the Fund held the following restricted securities:

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks

A Place for Rover, Inc.	05/25/2018	513	$3,476	$3,476	$6.78	0.00%
Allbirds, Inc.	10/10/2018	938	51,436	51,436	54.84	0.02
Checkr, Inc.	06/29/2018	700	8,603	8,603	12.29	0.00
Crossfirst Bankshares, Inc.	10/23/2018	2,578	73,473	73,473	28.50	0.02

182

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Description	Acquisition Date	Shares/ Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
JAND, Inc. (dba Warby Parker), Class A	03/09/2018	4,462	$70,129	$68,264	$15.30	0.02%
PagerDuty, Inc.,	09/28/2018	660	10,702	10,702	16.22	0.00
ServiceTitan, Inc.	11/09/2018	191	5,022	5,022	26.29	0.00
StoneCo., Ltd., Class A	07/10/2017	16,632	124,794	372,415	22.39	0.12
SVMK, Inc.	11/25/2014	5,062	83,270	66,864	13.21	0.02
Toast, Inc.	09/14/2018	11	190	303	27.55	0.00
Venture Global LNG, Inc., Series B	03/08/2018	4	12,080	20,800	5,200	0.01
Venture Global LNG, Inc., Series C	05/25/2017	28	99,904
	10/16/2017	27	101,817
	03/08/2018	4	12,080

		59	213,801	306,800	5,200	0.10

Convertible Preferred Securities

A Place For Rover, Inc., Series G	05/11/2018	7,335	55,221	55,221	7.53	0.02
Allbirds, Inc., Series A	10/10/2018	370	20,289	20,289	54.84	0.01
Allbirds, Inc., Series B	10/10/2018	65	3,565	3,565	54.84	0.00
Allbirds, Inc., Series C	10/09/2018	622	34,108	34,108	54.84	0.01
Allbirds, Inc., Series Seed	10/10/2018	199	10,912	10,912	54.84	0.00
Checkr, Inc., Series C	04/10/2018	2,998	40,926	40,926	13.65	0.01
Convoy, Inc., Series C	09/14/2018	12,094	85,875	85,875	7.10	0.03
Farmers Business Network, Inc., Series C	11/03/2017	8,287	153,012	174,358	21.04	0.06
JAND, Inc. (dba Warby Parker)	03/09/2018	5,505	86,522	84,221	15.30	0.03
PagerDuty, Inc., Series D	08/24/2018	4,684	79,950
	09/28/2018	531	9,063

		5,215	89,013	89,013	17.07	0.03

Plex Systems, Inc., Series B	06/09/2014	50,422	115,683	107,399	2.13	0.04
Roofoods, Ltd., Series F	09/12/2017	618	218,506	315,137	509.93	0.11
ServiceTitan, Inc., Series A	11/09/2018	4	105	105	26.29	0.00
ServiceTitan, Inc., Series D	11/09/2018	1,942	51,064	51,064	26.29	0.02
Toast, Inc., Series B	09/14/2018	98	1,696	2,695	27.50	0.00
Toast, Inc., Series D	06/27/2018	7,194	124,507	197,835	27.50	0.07
Vroom, Inc., Series F	06/30/2017	5,863	100,009	105,247	17.95	0.04
Warrants

Grasshopper Bancorp, Inc.	10/12/2018	1,009	0	0	0.00	0.00
Convertible Bonds & Notes

Grasshopper Bancorp, Inc. zero coupon due 04/12/2019	10/12/2018	10,090	10,090	10,090	1.00	0.00

				$2,376,218		0.79%

(3)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $2,376,218 representing 0.8% of net assets.
(4)

At November 30, 2018, the Fund had loaned securities with a total value of $40,672,081. This was secured by collateral of $3,003,475, which was received in cash and subsequently invested in short-term investments currently valued at $3,003,475 as reported in the Portfolio of Investments. Additional collateral of $38,543,057 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$1,944,133
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	3,023,960
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	672,323
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	2,396,166
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	30,506,475

(5)	The rate shown is the 7-day yield as of November 30, 2018.
(6)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

183

VALIC Company I Small Cap Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Applications Software	$4,252,826	$—		$11,005	$4,263,831
Banks - Commercial	30,899,977	—		73,473	30,973,450
Computer Software	3,678,299	—		8,603	3,686,902
Computers - Integrated Systems	1,335,775	372,415		—	1,708,190
E-Commerce/Services	1,511,955	—		3,476	1,515,431
Enterprise Software/Service	7,164,249	66,864		5,022	7,236,135
Oil Companies-Exploration & Production	3,328,067	—		327,600	3,655,667
Retail - Apparel/Shoe	1,222,723	—		51,436	1,274,159
Retail - Vision Service Center	274,525	—		68,264	342,789
Other Industries	233,251,482	439,995	**	—	233,691,477
Convertible Preferred Securities	134,494	—		1,377,970	1,512,464
Rights	—	1,515		—	1,515
Warrants	12,463	—		0	12,463
Convertible Bonds & Notes	—	—		10,090	10,090
Short-Term Investment Securities	4,297,413	—		—	4,297,413
Repurchase Agreements	—	7,770,000		—	7,770,000

Total Investments at Value	$291,364,248	$8,650,789		$1,936,939	$301,951,976

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no material transfers during the reporting period.

See Notes to Financial Statements

184

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	9.2%
Real Estate Investment Trusts	7.3
Medical — Biomedical/Gene	4.7
Repurchase Agreements	3.0
Medical — Drugs	2.3
Registered Investment Companies	2.2
Medical Products	2.0
Enterprise Software/Service	1.9
Electric — Integrated	1.6
Retail — Restaurants	1.6
Savings & Loans/Thrifts	1.5
Oil Companies — Exploration & Production	1.4
Insurance — Property/Casualty	1.3
Chemicals — Specialty	1.2
Computer Services	1.2
Electronic Components — Semiconductors	1.1
Gas — Distribution	1.1
Human Resources	1.0
Oil — Field Services	1.0
Retail — Apparel/Shoe	0.9
Building & Construction Products — Misc.	0.8
Computer Software	0.8
Applications Software	0.8
Investment Management/Advisor Services	0.8
Distribution/Wholesale	0.8
Semiconductor Equipment	0.7
Insurance — Life/Health	0.7
Electronic Components — Misc.	0.7
Auto/Truck Parts & Equipment — Original	0.7
Commercial Services	0.7
E-Commerce/Services	0.7
Medical Instruments	0.7
Television	0.7
Food — Misc./Diversified	0.6
Schools	0.6
Aerospace/Defense — Equipment	0.6
Telecom Equipment — Fiber Optics	0.6
Building — Residential/Commercial	0.6
Footwear & Related Apparel	0.6
Retail — Misc./Diversified	0.6
Metal Processors & Fabrication	0.6
Semiconductor Components — Integrated Circuits	0.6
Diversified Manufacturing Operations	0.6
Medical Labs & Testing Services	0.5
Commercial Services — Finance	0.5
Airlines	0.5
U.S. Government Treasuries	0.5
Aerospace/Defense	0.5
Financial Guarantee Insurance	0.5
Machinery — General Industrial	0.5
Medical Information Systems	0.5
Building — Heavy Construction	0.5
Building & Construction — Misc.	0.5
Transport — Marine	0.5
Insurance — Multi-line	0.5
Finance — Investment Banker/Broker	0.4
Computers — Integrated Systems	0.4
Food — Wholesale/Distribution	0.4
Water	0.4
Rental Auto/Equipment	0.4
Medical — Outpatient/Home Medical	0.4
Consulting Services	0.4
Energy — Alternate Sources	0.4
Consumer Products — Misc.	0.4
Retail — Discount	0.4
Retail — Automobile	0.4
Wireless Equipment	0.4
Rubber/Plastic Products	0.4
Office Furnishings — Original	0.4

Therapeutics	0.4%
Instruments — Controls	0.4
E-Commerce/Products	0.4
Chemicals — Diversified	0.4
Finance — Mortgage Loan/Banker	0.3
Computer Data Security	0.3
Diagnostic Equipment	0.3
Oil Refining & Marketing	0.3
Coal	0.3
Electronic Parts Distribution	0.3
Insurance — Reinsurance	0.3
Racetracks	0.3
Electronic Measurement Instruments	0.3
Printing — Commercial	0.3
Transport — Truck	0.3
Engineering/R&D Services	0.3
Transport — Services	0.3
Telecom Services	0.3
Finance — Consumer Loans	0.3
Power Converter/Supply Equipment	0.3
Computers — Other	0.3
Steel — Producers	0.3
Cellular Telecom	0.3
Medical — Generic Drugs	0.3
Miscellaneous Manufacturing	0.3
Machinery — Pumps	0.3
Data Processing/Management	0.3
Retail — Building Products	0.3
Recreational Centers	0.3
Diagnostic Kits	0.3
Health Care Cost Containment	0.3
Disposable Medical Products	0.3
Non — Hazardous Waste Disposal	0.2
Real Estate Management/Services	0.2
Building Products — Doors & Windows	0.2
Oil & Gas Drilling	0.2
Medical — Hospitals	0.2
Oil Field Machinery & Equipment	0.2
Transport — Equipment & Leasing	0.2
Advertising Services	0.2
Resorts/Theme Parks	0.2
Building — Mobile Home/Manufactured Housing	0.2
Publishing — Newspapers	0.2
Retail — Home Furnishings	0.2
Internet Content — Information/News	0.2
Machine Tools & Related Products	0.2
Telecommunication Equipment	0.2
Retail — Pawn Shops	0.2
Satellite Telecom	0.2
Networking Products	0.2
Firearms & Ammunition	0.2
Casino Services	0.2
Veterinary Diagnostics	0.2
Paper & Related Products	0.2
Real Estate Operations & Development	0.2
Cosmetics & Toiletries	0.2
Wire & Cable Products	0.2
Drug Delivery Systems	0.2
Retail — Jewelry	0.2
Batteries/Battery Systems	0.2
Athletic Equipment	0.2
Tobacco	0.2
Security Services	0.2
Transactional Software	0.2
Steel — Specialty	0.2
Web Hosting/Design	0.2
Medical — HMO	0.2
Telephone — Integrated	0.2
Environmental Consulting & Engineering	0.2

185

VALIC Company I Small Cap Index Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited) — (continued)

Industry Allocation* (continued)

Medical — Nursing Homes	0.2%
Lasers — System/Components	0.2
Internet Connectivity Services	0.2
Chemicals — Plastics	0.1
Hotels/Motels	0.1
Food — Confectionery	0.1
Precious Metals	0.1
Internet Security	0.1
Metal — Iron	0.1
Audio/Video Products	0.1
Building Products — Wood	0.1
Appliances	0.1
Golf	0.1
Gambling (Non-Hotel)	0.1
Beverages — Non-alcoholic	0.1
Auto Repair Centers	0.1
Internet Content — Entertainment	0.1
Publishing — Books	0.1
Brewery	0.1
Auto/Truck Parts & Equipment — Replacement	0.1
Electric Products — Misc.	0.1
Banks — Super Regional	0.1
Electric — Generation	0.1
Private Equity	0.1
Building — Maintenance & Services	0.1
Home Furnishings	0.1
Linen Supply & Related Items	0.1
Transport — Air Freight	0.1
Poultry	0.1
Publishing — Periodicals	0.1
Casino Hotels	0.1
Auto — Heavy Duty Trucks	0.1
Multimedia	0.1
Machinery — Electrical	0.1
Metal Products — Distribution	0.1
Recreational Vehicles	0.1
Dental Supplies & Equipment	0.1
Metal — Aluminum	0.1
Housewares	0.1
Identification Systems	0.1
Electronic Security Devices	0.1
Agricultural Operations	0.1
Finance — Other Services	0.1
Vitamins & Nutrition Products	0.1
Communications Software	0.1
Hazardous Waste Disposal	0.1
Independent Power Producers	0.1
Machinery — Farming	0.1
Healthcare Safety Devices	0.1
Broadcast Services/Program	0.1
Retirement/Aged Care	0.1
Steel Pipe & Tube	0.1
Storage/Warehousing	0.1
Retail — Office Supplies	0.1
Filtration/Separation Products	0.1
Retail — Vision Service Center	0.1
Rubber — Tires	0.1
Retail — Bedding	0.1
Retail — Petroleum Products	0.1
Quarrying	0.1
Building Products — Cement	0.1
Retail — Pet Food & Supplies	0.1
Optical Supplies	0.1
E-Marketing/Info	0.1
Funeral Services & Related Items	0.1
Containers — Metal/Glass	0.1
Finance — Commercial	0.1
Office Automation & Equipment	0.1
Building Products — Air & Heating	0.1

Computers — Periphery Equipment	0.1%
Non-Ferrous Metals	0.1
Apparel Manufacturers	0.1
Physical Therapy/Rehabilitation Centers	0.1
Theaters	0.1
Machinery — Construction & Mining	0.1
Auction Houses/Art Dealers	0.1
Metal Products — Fasteners	0.1
Circuit Boards	0.1
X-Ray Equipment	0.1
Travel Services	0.1
Water Treatment Systems	0.1
Banks — Fiduciary	0.1
Medical — Wholesale Drug Distribution	0.1
Pipelines	0.1
Motion Pictures & Services	0.1
Banks — Mortgage	0.1
Photo Equipment & Supplies	0.1
Investment Companies	0.1
Finance — Leasing Companies	0.1
Retail — Leisure Products	0.1
Food — Retail	0.1
Educational Software	0.1
Computers — Voice Recognition	0.1
Retail — Drug Store	0.1
Capacitors	0.1
B2B/E-Commerce	0.1
Insurance Brokers	0.1

102.1%

*	Calculated as a percentage of net assets

186

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 96.4%
Advanced Materials — 0.0%
Haynes International, Inc.	6,922	$228,218

Advertising Agencies — 0.0%
MDC Partners, Inc., Class A†	31,146	82,225
Telaria, Inc.†	24,476	73,428

		155,653

Advertising Sales — 0.0%
Boston Omaha Corp., Class A†#	2,815	69,165
Clear Channel Outdoor Holdings, Inc., Class A	20,667	105,608

		174,773

Advertising Services — 0.2%
Fluent, Inc.†	18,170	64,322
Trade Desk, Inc., Class A†#	18,142	2,584,328

		2,648,650

Aerospace/Defense — 0.5%
AeroVironment, Inc.†	11,825	905,795
Esterline Technologies Corp.†	14,592	1,732,508
Kratos Defense & Security Solutions, Inc.†#	49,123	653,336
MSA Safety, Inc.	19,016	2,072,554
National Presto Industries, Inc.	2,768	355,633

		5,719,826

Aerospace/Defense - Equipment — 0.6%
AAR Corp.	18,121	791,707
Aerojet Rocketdyne Holdings, Inc.†	38,971	1,372,169
Astronics Corp.†	11,794	382,833
Barnes Group, Inc.	26,656	1,600,693
Ducommun, Inc.†	5,931	232,673
Kaman Corp.	15,399	874,201
Moog, Inc., Class A	17,899	1,565,268
Triumph Group, Inc.#	27,182	456,929

		7,276,473

Agricultural Biotech — 0.0%
Calyxt, Inc.†#	3,317	38,212

Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	53,266	176,843
Marrone Bio Innovations, Inc.†	30,417	46,234

		223,077

Agricultural Operations — 0.1%
Alico, Inc.	1,833	60,581
Andersons, Inc.	15,173	501,619
Cadiz, Inc.†#	12,607	136,534
Limoneira Co.	8,291	200,145
Tejon Ranch Co.†	11,731	211,979

		1,110,858

Airlines — 0.5%
Allegiant Travel Co.	7,193	966,811
Hawaiian Holdings, Inc.	28,112	1,128,416
Mesa Air Group, Inc.†#	5,419	65,461
SkyWest, Inc.	28,413	1,638,862
Spirit Airlines, Inc.†	38,273	2,454,065

		6,253,615

Apparel Manufacturers — 0.1%
Oxford Industries, Inc.	9,335	750,441
Superior Group of Cos., Inc.	5,050	92,819

		843,260

Appliances — 0.1%
Hamilton Beach Brands Holding Co., Class A	3,589	81,291

Security Description	Shares	Value (Note 2)

Appliances (continued)
iRobot Corp.†#	14,884	$1,419,933

		1,501,224

Applications Software — 0.8%
Appfolio, Inc., Class A†	8,453	518,084
Avalara, Inc.†#	4,854	155,279
Brightcove, Inc.†	19,816	142,279
Ebix, Inc.	13,421	633,740
Five9, Inc.†	31,984	1,371,474
HubSpot, Inc.†	20,216	2,810,631
Immersion Corp.†	14,449	137,121
MINDBODY, Inc., Class A†#	24,300	674,568
New Relic, Inc.†	24,722	2,155,511
Park City Group, Inc.†	7,425	60,291
PDF Solutions, Inc.†#	15,436	142,783
Telenav, Inc.†	17,268	72,180
Upland Software, Inc.†	8,769	246,234

		9,120,175

Athletic Equipment — 0.2%
Clarus Corp.	11,658	131,968
Fox Factory Holding Corp.†	20,121	1,281,909
Nautilus, Inc.†	16,663	215,119
Vista Outdoor, Inc.†	31,834	362,908

		1,991,904

Auction Houses/Art Dealers — 0.1%
Sotheby’s†	20,790	831,392

Audio/Video Products — 0.1%
Daktronics, Inc.	20,050	179,448
Roku, Inc.†#	24,167	984,805
Sonos, Inc.†	8,942	109,808
Universal Electronics, Inc.†	7,513	259,048

		1,533,109

Auto Repair Centers — 0.1%
Monro, Inc.#	17,756	1,443,918

Auto - Heavy Duty Trucks — 0.1%
Blue Bird Corp.†#	8,129	155,508
Navistar International Corp.†	27,440	879,177
REV Group, Inc.#	16,708	203,838

		1,238,523

Auto - Truck Trailers — 0.0%
Wabash National Corp.	31,538	490,101

Auto/Truck Parts & Equipment - Original — 0.7%
Altra Industrial Motion Corp.	33,477	1,056,199
American Axle & Manufacturing Holdings, Inc.†	62,149	773,755
Cooper-Standard Holdings, Inc.†	9,883	722,645
Dana, Inc.	81,573	1,183,624
Gentherm, Inc.†	20,494	951,537
Meritor, Inc.†	46,227	762,746
Methode Electronics, Inc.	20,097	608,939
Miller Industries, Inc.	6,155	172,709
Modine Manufacturing Co.†	27,625	360,506
Spartan Motors, Inc.	19,025	153,151
Superior Industries International, Inc.	13,705	100,869
Tenneco, Inc.	28,366	957,353
Titan International, Inc.	28,014	182,371
Tower International, Inc.	11,057	310,923

		8,297,327

Auto/Truck Parts & Equipment - Replacement — 0.1%
Commercial Vehicle Group, Inc.†	16,862	117,697

187

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Auto/Truck Parts & Equipment - Replacement (continued)
Douglas Dynamics, Inc.	12,386	$461,626
Motorcar Parts of America, Inc.†#	10,610	190,450
Standard Motor Products, Inc.	11,842	623,718

		1,393,491

B2B/E-Commerce — 0.1%
ePlus, Inc.†	7,462	610,018

Banks - Commercial — 9.2%
1st Constitution Bancorp	4,091	80,920
1st Source Corp.	8,751	423,198
Access National Corp.	8,485	224,343
ACNB Corp.	3,808	137,431
Allegiance Bancshares, Inc.†	6,563	248,935
American National Bankshares, Inc.	4,599	165,702
Ameris Bancorp	23,638	1,012,416
Ames National Corp.	4,802	131,863
Arrow Financial Corp.	6,809	236,749
Atlantic Capital Bancshares, Inc.†	14,228	261,937
Auburn National Bancorporation, Inc.	1,319	50,241
BancFirst Corp.	10,051	561,047
Bancorp, Inc.†	28,109	279,685
BancorpSouth Bank	52,524	1,617,214
Bank of Commerce Holdings	8,651	104,677
Bank of Marin Bancorp	7,586	323,846
Bank of N.T. Butterfield & Son, Ltd.	30,448	1,208,177
Bank of Princeton#	3,221	94,697
Bankwell Financial Group, Inc.	3,444	102,183
Banner Corp.	17,875	1,072,500
Bar Harbor Bankshares	8,504	218,808
Baycom Corp.†	5,706	131,866
BCB Bancorp, Inc.	7,555	88,469
Blue Hills Bancorp, Inc.	12,824	304,442
BOK Financial Corp.	3,673	309,634
Bridge Bancorp, Inc.	9,253	273,149
Bridgewater Bancshares, Inc.†	2,747	33,211
Bryn Mawr Bank Corp.	11,119	437,199
Business First Bancshares	5,945	150,349
Byline Bancorp, Inc.†#	9,088	188,485
C&F Financial Corp.	1,847	97,115
Cadence BanCorp	40,337	827,312
Cambridge Bancorp	2,059	180,039
Camden National Corp.	8,583	354,907
Capital City Bank Group, Inc.	6,370	171,480
Capstar Financial Holdings, Inc.	4,399	72,056
Carolina Financial Corp.	11,718	402,630
Cass Information Systems, Inc.	6,665	439,957
Cathay General Bancorp	43,140	1,707,050
CB Financial Services, Inc.#	2,605	68,121
CBTX, Inc.#	10,393	358,455
CenterState Bank Corp.	51,115	1,278,386
Central Pacific Financial Corp.	16,029	449,453
Central Valley Community Bancorp	6,426	130,769
Century Bancorp, Inc., Class A	1,599	130,718
Chemical Financial Corp.	39,789	1,878,041
Chemung Financial Corp.	1,826	78,883
Citizens & Northern Corp.	6,611	175,919
City Holding Co.	8,368	642,077
Civista Bancshares, Inc.	7,677	163,597
CNB Financial Corp.	8,100	215,946
Coastal Financial Corp.†#	3,554	56,686
Codorus Valley Bancorp, Inc.	5,079	121,943
Columbia Banking System, Inc.	40,782	1,659,012
Community Bank System, Inc.	28,010	1,839,137
Community Financial Corp.	2,701	81,354
Community Trust Bancorp, Inc.	8,644	399,439

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
ConnectOne Bancorp, Inc.	16,845	$339,258
County Bancorp, Inc.	2,857	61,140
Customers Bancorp, Inc.†	16,359	319,164
CVB Financial Corp.	62,414	1,450,501
Eagle Bancorp, Inc.†	17,791	1,025,473
Enterprise Bancorp, Inc.	5,372	183,615
Enterprise Financial Services Corp.	12,689	567,071
Equity Bancshares, Inc., Class A†	7,455	281,575
Esquire Financial Holdings, Inc.†	3,329	83,491
Evans Bancorp, Inc.	2,603	105,421
Farmers & Merchants Bancorp, Inc.	4,980	204,529
Farmers National Banc Corp.	14,129	198,089
FB Financial Corp.	9,122	352,565
FCB Financial Holdings, Inc., Class A†	23,660	937,882
Fidelity D&D Bancorp, Inc.#	1,558	95,194
Fidelity Southern Corp.	12,223	290,052
Financial Institutions, Inc.	8,563	257,575
First Bancorp, Inc./Maine	5,664	161,028
First Bancorp, Inc./North Carolina	16,320	653,126
First BanCorp./Puerto Rico	119,211	1,078,860
First Bancshares, Inc.	6,905	243,194
First Bank	9,101	108,848
First Busey Corp.	24,380	699,462
First Business Financial Services, Inc.	4,626	99,228
First Choice Bancorp	5,005	112,062
First Commonwealth Financial Corp.	55,676	776,123
First Community Bancshares, Inc.	9,009	313,243
First Community Corp.	4,000	93,920
First Financial Bancorp	53,260	1,487,019
First Financial Bankshares, Inc.#	36,242	2,374,576
First Financial Corp.	6,643	310,162
First Foundation, Inc.†	21,243	340,100
First Guaranty Bancshares, Inc.#	2,685	59,553
First Internet Bancorp	5,444	135,283
First Interstate BancSystem, Inc., Class A	18,346	796,767
First Merchants Corp.	27,543	1,157,908
First Mid-Illinois Bancshares, Inc.	7,078	262,098
First Midwest Bancorp, Inc.	57,137	1,347,862
First Northwest Bancorp	5,315	82,276
First of Long Island Corp.	13,685	295,870
First United Corp.	3,812	68,730
Franklin Financial Network, Inc.†	7,131	240,315
Fulton Financial Corp.	96,114	1,673,345
German American Bancorp, Inc.	11,733	370,059
Glacier Bancorp, Inc.	47,361	2,236,386
Great Southern Bancorp, Inc.	6,158	334,256
Great Western Bancorp, Inc.	33,037	1,232,941
Green Bancorp, Inc.	14,765	300,320
Guaranty Bancorp	14,301	366,249
Guaranty Bancshares, Inc.	4,290	130,888
Hancock Whitney Corp.†	47,473	1,909,364
Hanmi Financial Corp.	17,798	399,387
HarborOne Bancorp, Inc.†	8,096	143,542
Heartland Financial USA, Inc.	16,377	895,822
Heritage Commerce Corp.	22,280	318,381
Heritage Financial Corp.	20,386	712,898
Hilltop Holdings, Inc.	40,136	784,257
Home BancShares, Inc.	88,870	1,742,741
Hope Bancorp, Inc.	69,449	1,055,625
Horizon Bancorp	20,646	359,240
Howard Bancorp, Inc.†#	7,289	115,895
IBERIABANK Corp.	30,962	2,314,409
Independent Bank Corp./Massachusetts#	15,175	1,219,615
Independent Bank Corp./Michigan	12,250	281,505
International Bancshares Corp.	30,841	1,183,986

188

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Banks - Commercial (continued)
Investar Holding Corp.	4,954	$124,494
Kearny Financial Corp.	54,119	716,536
Lakeland Bancorp, Inc.	25,097	414,853
Lakeland Financial Corp.	13,607	630,004
LCNB Corp.	5,015	80,441
LegacyTexas Financial Group, Inc.	26,529	1,029,590
Level One Bancorp, Inc.#	777	19,814
Live Oak Bancshares, Inc.#	14,193	254,197
Luther Burbank Corp.	11,363	118,175
Macatawa Bank Corp.	14,508	147,111
MB Financial, Inc.	46,313	2,124,840
MBT Financial Corp.	9,972	113,880
Mercantile Bank Corp.	9,050	289,057
Merchants Bancorp	8,984	214,628
Meta Financial Group, Inc.	15,573	355,999
Metropolitan Bank Holding Corp.†	3,635	130,787
Mid Penn Bancorp, Inc.	2,621	68,644
Middlefield Banc Corp.	1,697	77,264
Midland States Bancorp, Inc.	11,762	305,224
MidSouth Bancorp, Inc.	8,340	110,255
MidWestOne Financial Group, Inc.	6,221	178,792
MVB Financial Corp.	4,691	88,191
National Bankshares, Inc.#	3,770	163,203
National Commerce Corp.†	9,942	411,002
NBT Bancorp, Inc.	23,767	926,200
Nicolet Bankshares, Inc.†	4,638	240,944
Northeast Bancorp	4,112	76,565
Northrim BanCorp, Inc.	3,785	138,039
Norwood Financial Corp.	3,206	113,845
Oak Valley Bancorp#	3,866	72,410
OFG Bancorp	24,154	439,120
Ohio Valley Banc Corp.	2,288	84,999
Old Line Bancshares, Inc.	8,737	265,081
Old National Bancorp	84,282	1,578,602
Old Second Bancorp, Inc.	16,192	237,537
OP Bancorp†#	7,043	68,317
Opus Bank	10,992	237,427
Origin Bancorp, Inc.	9,737	363,969
Orrstown Financial Services, Inc.	4,146	85,491
Pacific City Financial Corp.#	6,608	106,389
Pacific Mercantile Bancorp†	8,665	69,320
Park National Corp.	7,659	732,430
PCSB Financial Corp.	9,246	183,810
Peapack Gladstone Financial Corp.	10,216	292,280
Penns Woods Bancorp, Inc.	2,551	110,331
People’s Utah Bancorp	8,575	277,058
Peoples Bancorp of North Carolina, Inc.	2,588	73,680
Peoples Bancorp, Inc.	9,855	343,939
Peoples Financial Services Corp.	3,841	163,281
Preferred Bank	7,772	398,082
Premier Financial Bancorp, Inc.	6,608	122,975
Provident Bancorp, Inc.†	2,405	65,368
QCR Holdings, Inc.	7,289	268,600
RBB Bancorp	7,742	168,234
Reliant Bancorp, Inc.#	5,632	132,465
Renasant Corp.	26,881	982,501
Republic Bancorp, Inc., Class A	5,356	231,754
Republic First Bancorp, Inc.†	24,529	185,194
S&T Bancorp, Inc.	19,199	811,542
Sandy Spring Bancorp, Inc.	19,322	695,978
SB One Bancorp#	3,986	96,541
Seacoast Banking Corp. of Florida†	25,640	743,560
Select Bancorp, Inc.†	6,272	79,278
ServisFirst Bancshares, Inc.#	25,944	1,021,415
Shore Bancshares, Inc.	7,025	112,400

Security Description	Shares	Value (Note 2)

Banks - Commercial (continued)
Sierra Bancorp	7,864	$223,338
Simmons First National Corp., Class A	50,481	1,484,141
SmartFinancial, Inc.†	6,337	130,859
South State Corp.	20,382	1,478,918
Southern First Bancshares, Inc.†	3,827	144,431
Southern National Bancorp of Virginia, Inc.	10,897	172,826
Southside Bancshares, Inc.	18,527	632,327
Spirit of Texas Bancshares, Inc.†	1,161	23,568
State Bank Financial Corp.	21,038	507,016
Sterling Bancorp, Inc.	12,202	102,863
Stock Yards Bancorp, Inc.	12,013	376,608
Summit Financial Group, Inc.	6,107	128,491
Tompkins Financial Corp.#	8,221	672,231
Towne Bank	36,752	1,051,475
TriCo Bancshares	14,231	547,182
TriState Capital Holdings, Inc.†	13,680	343,505
Triumph Bancorp, Inc.†	13,375	511,995
TrustCo Bank Corp.	52,210	411,937
Trustmark Corp.	37,592	1,215,725
UMB Financial Corp.	25,282	1,710,833
Union Bankshares Corp.	36,526	1,293,020
United Bankshares, Inc.#	55,745	2,016,297
United Community Banks, Inc.	43,738	1,130,627
United Security Bancshares	7,317	73,755
Unity Bancorp, Inc.	4,307	95,702
Univest Corp. of Pennsylvania	16,082	410,091
Valley National Bancorp#	180,006	1,947,665
Veritex Holdings, Inc.†#	12,958	332,891
Washington Trust Bancorp, Inc.	8,396	441,630
WesBanco, Inc.	29,147	1,267,312
West Bancorporation, Inc.	8,858	181,589
Westamerica Bancorporation	14,369	908,121
Western New England Bancorp, Inc.	15,016	149,109

		108,267,184

Banks - Fiduciary — 0.1%
Boston Private Financial Holdings, Inc.	46,467	589,666
Parke Bancorp, Inc.	3,861	73,321
Union Bankshares, Inc.	2,171	97,695

		760,682

Banks - Mortgage — 0.1%
Walker & Dunlop, Inc.	15,433	728,901

Banks - Super Regional — 0.1%
Amalgamated Bank, Class A	5,470	116,839
Independent Bank Group, Inc.	11,787	674,452
National Bank Holdings Corp., Class A	16,034	596,946

		1,388,237

Batteries/Battery Systems — 0.2%
EnerSys	23,490	2,052,321

Beverages - Non-alcoholic — 0.1%
Celsius Holdings, Inc.†#	12,737	49,929
Coca-Cola Bottling Co. Consolidated	2,621	557,015
National Beverage Corp.#	6,560	572,491
Primo Water Corp.†	18,281	265,440

		1,444,875

Beverages - Wine/Spirits — 0.0%
MGP Ingredients, Inc.#	7,375	501,426

Brewery — 0.1%
Boston Beer Co., Inc., Class A†#	4,685	1,286,220
Craft Brew Alliance, Inc.†	7,100	114,168

		1,400,388

189

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Broadcast Services/Program — 0.1%
Hemisphere Media Group, Inc.†	10,102	$140,115
MSG Networks, Inc., Class A†	33,002	883,793

		1,023,908

Building & Construction Products - Misc. — 0.8%
American Woodmark Corp.†	7,876	526,826
Armstrong Flooring, Inc.†	11,856	185,428
Builders FirstSource, Inc.†	63,026	852,742
Caesarstone, Ltd.#	12,783	200,054
Forterra, Inc.†#	10,524	51,567
Gibraltar Industries, Inc.†	17,807	643,901
Louisiana-Pacific Corp.	80,074	1,830,492
NCI Building Systems, Inc.†	23,768	269,767
Patrick Industries, Inc.†	13,281	527,521
Quanex Building Products Corp.	19,467	307,384
Simpson Manufacturing Co., Inc.	23,112	1,352,052
Summit Materials, Inc., Class A†#	62,536	906,772
Trex Co., Inc.†	32,968	2,101,050

		9,755,556

Building & Construction - Misc. — 0.5%
Comfort Systems USA, Inc.	20,434	1,076,054
EMCOR Group, Inc.	32,415	2,361,757
IES Holdings, Inc.†	4,650	81,654
MYR Group, Inc.†	8,974	280,886
NV5 Global, Inc.†	5,228	383,683
TopBuild Corp.†	19,778	1,007,689
Willscot Corp.†#	19,893	274,126

		5,465,849

Building Products - Air & Heating — 0.1%
AAON, Inc.#	23,010	873,229

Building Products - Cement — 0.1%
Continental Building Products, Inc.†	20,727	592,377
US Concrete, Inc.†#	8,969	352,751

		945,128

Building Products - Doors & Windows — 0.2%
Apogee Enterprises, Inc.	15,436	562,642
Griffon Corp.	19,299	234,676
JELD-WEN Holding, Inc.†#	38,553	734,820
Masonite International Corp.†	15,274	819,756
PGT Innovations, Inc.†	27,656	532,931

		2,884,825

Building Products - Wood — 0.1%
Boise Cascade Co.	21,682	576,308
Universal Forest Products, Inc.	33,441	924,978

		1,501,286

Building - Heavy Construction — 0.5%
Aegion Corp.†	17,888	341,661
Dycom Industries, Inc.†	16,844	1,116,084
Granite Construction, Inc.	24,516	1,241,245
MasTec, Inc.†#	36,170	1,630,905
Orion Group Holdings, Inc.†	15,686	68,391
Primoris Services Corp.	23,314	563,033
Sterling Construction Co., Inc.†	14,870	191,377
Tutor Perini Corp.†	20,871	388,409

		5,541,105

Building - Maintenance & Services — 0.1%
ABM Industries, Inc.	36,903	1,169,087
Brightview Holdings, Inc.†	13,786	173,704

		1,342,791

Security Description	Shares	Value (Note 2)

Building - Mobile Home/Manufactured Housing — 0.2%
Cavco Industries, Inc.†	4,770	$784,951
LCI Industries	13,628	1,054,535
Skyline Champion Corp.#	16,091	362,369
Winnebago Industries, Inc.	17,252	431,818

		2,633,673

Building - Residential/Commercial — 0.6%
Beazer Homes USA, Inc.†	17,529	197,377
Century Communities, Inc.†	14,590	300,116
Green Brick Partners, Inc.†	13,678	113,527
Hovnanian Enterprises, Inc., Class A†#	67,640	85,903
Installed Building Products, Inc.†	12,250	474,443
KB Home	47,917	1,011,528
LGI Homes, Inc.†#	10,315	476,140
M/I Homes, Inc.†	15,445	363,575
MDC Holdings, Inc.	25,283	744,584
Meritage Homes Corp.†	21,612	826,659
New Home Co., Inc.†#	7,220	52,778
Taylor Morrison Home Corp., Class A†#	65,261	1,103,564
TRI Pointe Group, Inc.†#	84,427	1,053,649
William Lyon Homes, Class A†	17,814	221,428

		7,025,271

Cable/Satellite TV — 0.0%
WideOpenWest, Inc.†	16,513	154,231

Capacitors — 0.1%
KEMET Corp.	31,460	644,301

Casino Hotels — 0.1%
Boyd Gaming Corp.	45,928	1,139,933
Century Casinos, Inc.†	15,069	112,415

		1,252,348

Casino Services — 0.2%
Eldorado Resorts, Inc.†#	36,721	1,614,990
Scientific Games Corp.†#	30,652	597,101

		2,212,091

Cellular Telecom — 0.3%
8x8, Inc.†	51,294	1,011,005
ATN International, Inc.	5,824	492,478
Liberty Latin America, Ltd., Class A†	24,231	442,216
Liberty Latin America, Ltd., Class C†	63,409	1,172,432
NII Holdings, Inc.†#	49,523	267,919

		3,386,050

Chemicals - Diversified — 0.4%
AdvanSix, Inc.†	17,127	491,716
Codexis, Inc.†#	28,391	622,331
Innophos Holdings, Inc.	10,857	301,173
Innospec, Inc.	13,514	996,523
Koppers Holdings, Inc.†	11,486	214,099
Quaker Chemical Corp.	7,284	1,502,252

		4,128,094

Chemicals - Fibers — 0.0%
Rayonier Advanced Materials, Inc.#	28,254	416,746

Chemicals - Other — 0.0%
American Vanguard Corp.	16,246	271,633

Chemicals - Plastics — 0.1%
A. Schulman, Inc. CVR†(1)(2)	15,061	21,914
Landec Corp.†	15,116	232,937
PolyOne Corp.	44,540	1,497,435

		1,752,286

190

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Chemicals - Specialty — 1.2%
AgroFresh Solutions, Inc.†#	17,583	$74,024
Balchem Corp.	17,885	1,550,630
Ferro Corp.†	47,023	907,544
GCP Applied Technologies, Inc.†	40,105	1,094,867
H.B. Fuller Co.	28,244	1,362,491
Hawkins, Inc.	5,402	225,480
Ingevity Corp.†	23,646	2,317,544
Kraton Corp.†	17,286	452,893
Minerals Technologies, Inc.	19,735	1,110,686
Oil-Dri Corp. of America	2,800	82,292
OMNOVA Solutions, Inc.†	24,413	198,966
PQ Group Holdings, Inc.†	20,406	313,232
Rogers Corp.†	10,237	1,317,092
Sensient Technologies Corp.#	23,730	1,524,890
Stepan Co.	11,303	913,508
Tronox, Ltd., Class A	52,215	552,435
Valhi, Inc.	14,086	28,876

		14,027,450

Circuit Boards — 0.1%
Park Electrochemical Corp.	10,731	191,119
TTM Technologies, Inc.†	52,321	622,097

		813,216

Coal — 0.3%
Advanced Emissions Solutions, Inc.#	10,307	111,006
Arch Coal, Inc., Class A#	10,163	825,947
Cloud Peak Energy, Inc.†	41,301	34,590
CONSOL Energy, Inc.†	15,663	538,181
Hallador Energy Co.	9,260	53,338
NACCO Industries, Inc., Class A	2,101	73,766
Peabody Energy Corp.	43,686	1,360,382
Ramaco Resources, Inc.†	3,334	17,670
SunCoke Energy, Inc.†	36,238	353,683
Warrior Met Coal, Inc.	24,083	570,767

		3,939,330

Coatings/Paint — 0.0%
Kronos Worldwide, Inc.	12,639	156,344

Coffee — 0.0%
Farmer Bros. Co.†	5,599	136,336

Commercial Services — 0.7%
Acacia Research Corp.†	26,996	85,847
Care.com, Inc.†	10,976	196,690
Emerald Expositions Events, Inc.	13,830	161,811
Forrester Research, Inc.	5,719	267,306
Healthcare Services Group, Inc.#	41,318	1,950,210
HMS Holdings Corp.†	46,208	1,651,474
Medifast, Inc.	6,518	967,923
National Research Corp.	6,151	245,240
Nutrisystem, Inc.#	16,453	611,887
PFSweb, Inc.†	8,475	52,121
ServiceSource International, Inc.†	43,137	56,941
SP Plus Corp.†	12,622	382,573
Team, Inc.†#	16,500	275,715
Weight Watchers International, Inc.†#	21,493	1,075,080

		7,980,818

Commercial Services - Finance — 0.5%
Cardtronics PLC, Class A†	22,127	717,800
CBIZ, Inc.†	28,773	606,822
Everi Holdings, Inc.†	36,376	244,447
EVERTEC, Inc.	33,984	928,783
Evo Payments, Inc., Class A†#	9,061	237,308

Security Description	Shares	Value (Note 2)

Commercial Services - Finance (continued)
Green Dot Corp., Class A†	26,945	$2,245,596
I3 Verticals, Inc., Class A†#	4,304	96,969
MoneyGram International, Inc.†	17,216	37,531
PRGX Global, Inc.†	11,683	109,002
Travelport Worldwide, Ltd.	69,992	1,069,478

		6,293,736

Communications Software — 0.1%
Avaya Holdings Corp.†	58,393	909,179
Digi International, Inc.†	14,977	177,328

		1,086,507

Computer Aided Design — 0.0%
Altair Engineering, Inc., Class A†	16,867	544,973

Computer Data Security — 0.3%
Carbon Black, Inc.†#	4,640	75,586
ForeScout Technologies, Inc.†	16,750	454,762
OneSpan, Inc.†	17,575	298,248
Qualys, Inc.†	18,805	1,481,082
Rapid7, Inc.†	20,365	647,607
Tenable Holdings, Inc.†#	7,021	199,958
Varonis Systems, Inc.†	15,742	911,619

		4,068,862

Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.	23,106	398,579

Computer Services — 1.2%
CACI International, Inc., Class A†	13,699	2,259,102
Carbonite, Inc.†	17,498	495,718
ConvergeOne Holdings, Inc.	14,787	185,133
Engility Holdings, Inc.†	10,122	316,515
ExlService Holdings, Inc.†	18,613	1,078,809
Information Services Group, Inc.†	19,040	79,016
Insight Enterprises, Inc.†	19,594	873,501
KeyW Holding Corp.†	27,134	265,099
MAXIMUS, Inc.	35,625	2,533,650
Perspecta, Inc.	80,129	1,691,523
Presidio, Inc.	17,688	249,047
Rimini Street, Inc.†#	5,452	28,023
Science Applications International Corp.	23,632	1,642,897
Sykes Enterprises, Inc.†	22,053	609,104
TTEC Holdings, Inc.	7,892	230,841
Unisys Corp.†#	28,146	380,534
Virtusa Corp.†	15,853	702,764

		13,621,276

Computer Software — 0.8%
Avid Technology, Inc.†	15,321	98,667
Box, Inc., Class A†	68,825	1,293,222
Cision, Ltd.†	30,042	376,126
Cloudera, Inc.†	57,644	711,327
Cornerstone OnDemand, Inc.†	30,331	1,656,679
Envestnet, Inc.†	24,637	1,346,166
j2 Global, Inc.	26,130	1,928,655
Remark Holdings, Inc.†#	14,352	18,945
SecureWorks Corp., Class A†#	4,788	86,232
SendGrid, Inc.†	16,121	735,279
Simulations Plus, Inc.	6,416	127,165
TiVo Corp.	67,346	666,725
Veritone, Inc.†	4,487	26,518
Yext, Inc.†	45,275	657,393

		9,729,099

Computers - Integrated Systems — 0.4%
Agilysys, Inc.†	8,643	142,523

191

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Computers - Integrated Systems (continued)
Cray, Inc.†	22,542	$590,826
Cubic Corp.	14,120	864,003
Diebold Nixdorf, Inc.#	42,532	139,079
Maxwell Technologies, Inc.†#	22,839	57,326
Mercury Systems, Inc.†	26,205	1,357,681
MTS Systems Corp.	9,965	512,699
NetScout Systems, Inc.†	43,354	1,161,020
PAR Technology Corp.†#	6,346	126,095
USA Technologies, Inc.†	31,775	157,922

		5,109,174

Computers - Other — 0.3%
3D Systems Corp.†#	60,885	753,756
Lumentum Holdings, Inc.†#	34,964	1,554,849
PlayAGS, Inc.†	12,249	274,990
Stratasys, Ltd.†	28,254	604,353
Wesco Aircraft Holdings, Inc.†	30,216	287,657

		3,475,605

Computers - Periphery Equipment — 0.1%
Electronics For Imaging, Inc.†	24,841	687,599
Mitek Systems, Inc.†#	18,246	174,614

		862,213

Computers - Voice Recognition — 0.1%
Vocera Communications, Inc.†#	16,616	660,320

Consulting Services — 0.4%
CRA International, Inc.	4,379	213,476
Franklin Covey Co.†	5,450	129,111
FTI Consulting, Inc.†	21,189	1,488,527
Hackett Group, Inc.	13,435	237,128
Huron Consulting Group, Inc.†	12,329	686,355
ICF International, Inc.	10,084	706,183
Kelly Services, Inc., Class A	17,439	399,702
Navigant Consulting, Inc.	25,011	640,782
Vectrus, Inc.†	6,219	150,686

		4,651,950

Consumer Products - Misc. — 0.4%
Central Garden & Pet Co.†#	5,792	196,059
Central Garden & Pet Co., Class A†	22,578	702,176
Helen of Troy, Ltd.†	14,768	2,112,267
Rosetta Stone, Inc.†	10,996	183,743
WD-40 Co.#	7,610	1,329,315

		4,523,560

Containers - Metal/Glass — 0.1%
Greif, Inc., Class A	14,263	731,264
Greif, Inc., Class B	3,107	164,019

		895,283

Containers - Paper/Plastic — 0.0%
Multi-Color Corp.	7,736	343,478
UFP Technologies, Inc.†	3,692	133,983

		477,461

Cosmetics & Toiletries — 0.2%
e.l.f. Beauty, Inc.†	12,423	158,517
Edgewell Personal Care Co.†	30,097	1,258,055
Inter Parfums, Inc.	9,703	599,354
Revlon, Inc., Class A†	4,538	113,405

		2,129,331

Cruise Lines — 0.0%
Lindblad Expeditions Holdings, Inc.†	11,882	153,040

Security Description	Shares	Value (Note 2)

Data Processing/Management — 0.3%
Amber Road, Inc.†	13,061	$113,892
Bottomline Technologies, Inc.†	22,434	1,235,440
CommVault Systems, Inc.†	21,924	1,292,201
CSG Systems International, Inc.	18,532	649,917

		3,291,450

Dental Supplies & Equipment — 0.1%
Patterson Cos., Inc.	45,729	1,160,145

Diagnostic Equipment — 0.3%
Accelerate Diagnostics, Inc.†#	14,535	214,682
BioTelemetry, Inc.†	18,099	1,283,943
GenMark Diagnostics, Inc.†	28,910	150,621
OPKO Health, Inc.†#	179,359	670,803
Oxford Immunotec Global PLC†	14,151	213,114
Quanterix Corp.†#	4,707	88,209
Repligen Corp.†#	21,796	1,409,547

		4,030,919

Diagnostic Kits — 0.3%
Celcuity, Inc.†#	3,241	87,183
Genomic Health, Inc.†	11,686	923,778
Meridian Bioscience, Inc.	23,168	438,802
OraSure Technologies, Inc.†	33,554	426,136
Quidel Corp.†	19,062	1,159,351

		3,035,250

Dialysis Centers — 0.0%
American Renal Associates Holdings, Inc.†	7,292	120,974

Direct Marketing — 0.0%
Quotient Technology, Inc.†#	44,471	546,549

Disposable Medical Products — 0.3%
CONMED Corp.	14,064	955,790
Merit Medical Systems, Inc.†	29,725	1,874,161
Utah Medical Products, Inc.	1,915	181,714

		3,011,665

Distribution/Wholesale — 0.8%
Anixter International, Inc.†	16,437	1,051,310
BlueLinx Holdings, Inc.†#	4,967	134,606
Core-Mark Holding Co., Inc.	25,459	669,062
Dorman Products, Inc.†	14,981	1,316,231
Essendant, Inc.	20,801	262,925
Fossil Group, Inc.†#	25,444	491,833
G-III Apparel Group, Ltd.†	24,247	971,820
H&E Equipment Services, Inc.	17,741	392,963
Nexeo Solutions, Inc.†	18,282	177,884
ScanSource, Inc.†	14,047	534,348
SiteOne Landscape Supply, Inc.†#	22,274	1,372,969
Systemax, Inc.	6,817	190,126
Titan Machinery, Inc.†	10,511	184,258
Triton International, Ltd.	29,163	993,875
Veritiv Corp.†	6,415	194,695

		8,938,905

Diversified Manufacturing Operations — 0.6%
Actuant Corp., Class A	33,996	870,298
Chase Corp.	4,040	455,187
EnPro Industries, Inc.	11,546	812,607
Fabrinet†	20,102	1,059,978
Federal Signal Corp.	33,133	777,300
GP Strategies Corp.†	6,917	91,581
Harsco Corp.†	44,881	1,200,567
LSB Industries, Inc.†	12,034	92,301
Lydall, Inc.†	9,435	208,797

192

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diversified Manufacturing Operations (continued)
NL Industries, Inc.†	4,656	$19,741
Standex International Corp.	7,098	565,711
Synalloy Corp.	4,609	74,251
Tredegar Corp.	14,432	240,437

		6,468,756

Diversified Minerals — 0.0%
Covia Holdings Corp.†#	17,327	102,229
United States Lime & Minerals, Inc.	1,114	83,194

		185,423

Diversified Operations/Commercial Services — 0.0%
Viad Corp.	11,349	571,422

Drug Delivery Systems — 0.2%
Antares Pharma, Inc.†#	80,494	290,583
Assertio Therapeutics, Inc.†	32,821	163,613
Heron Therapeutics, Inc.†#	38,434	1,104,209
Revance Therapeutics, Inc.†	18,298	374,011
Senseonics Holdings, Inc.†#	47,514	161,548

		2,093,964

E-Commerce/Products — 0.4%
1-800-flowers.com, Inc., Class A†	14,964	187,200
Etsy, Inc.†#	66,634	3,600,901
Lands’ End, Inc.†#	5,856	124,323
Overstock.com, Inc.†#	11,555	226,016

		4,138,440

E-Commerce/Services — 0.7%
Cargurus, Inc.†	27,901	1,085,628
Cars.com, Inc.†	39,227	1,014,802
ChannelAdvisor Corp.†	14,471	155,563
Groupon, Inc.†#	245,941	755,039
Leaf Group, Ltd.†	9,211	75,069
Liberty Expedia Holdings, Inc., Class A†	30,381	1,273,268
Shutterfly, Inc.†#	18,419	920,766
Shutterstock, Inc.	10,490	400,823
Stamps.com, Inc.†	9,806	1,681,337
Travelzoo, Inc.†	2,633	23,750
TrueCar, Inc.†	51,579	536,937

		7,922,982

E-Marketing/Info — 0.1%
Cardlytics, Inc.†#	3,315	47,670
Liquidity Services, Inc.†	14,550	94,284
New Media Investment Group, Inc.	33,255	438,966
QuinStreet, Inc.†	20,844	336,422

		917,342

E-Services/Consulting — 0.0%
Perficient, Inc.†	19,043	481,978

Educational Software — 0.1%
Instructure, Inc.†#	17,717	669,171

Electric Products - Misc. — 0.1%
Graham Corp.	5,343	133,147
nLight, Inc.†	3,883	74,165
Novanta, Inc.†	18,263	1,185,817

		1,393,129

Electric - Distribution — 0.0%
Spark Energy, Inc., Class A#	6,430	58,449
Unitil Corp.	8,119	411,633

		470,082

Security Description	Shares	Value (Note 2)

Electric - Generation — 0.1%
Atlantic Power Corp.†#	61,240	$134,116
Ormat Technologies, Inc.	22,201	1,245,254

		1,379,370

Electric - Integrated — 1.6%
ALLETE, Inc.	28,736	2,338,536
Ameresco, Inc., Class A†	10,549	165,830
Avista Corp.#	36,561	1,901,903
Black Hills Corp.	29,882	1,978,487
El Paso Electric Co.	22,586	1,250,135
IDACORP, Inc.	28,158	2,766,242
MGE Energy, Inc.	19,473	1,286,971
NorthWestern Corp.	28,190	1,803,032
Otter Tail Corp.	21,973	1,074,919
PNM Resources, Inc.	44,398	1,918,882
Portland General Electric Co.	49,895	2,402,444

		18,887,381

Electronic Components - Misc. — 0.7%
Applied Optoelectronics, Inc.†#	10,463	215,433
Atkore International Group, Inc.†	21,763	444,401
AVX Corp.	26,025	429,152
Bel Fuse, Inc., Class B	5,379	121,081
Benchmark Electronics, Inc.	26,102	622,272
Comtech Telecommunications Corp.	12,823	327,499
IntriCon Corp.†	4,020	139,213
Kimball Electronics, Inc.†	14,445	254,810
Knowles Corp.†	48,727	742,600
NVE Corp.	2,660	254,136
OSI Systems, Inc.†	9,371	678,460
Plexus Corp.†	17,824	1,087,977
Sanmina Corp.†	37,807	1,022,301
Sparton Corp.†	5,354	76,883
Vishay Intertechnology, Inc.#	73,909	1,541,003
Vishay Precision Group, Inc.†	5,765	195,607
ZAGG, Inc.†	15,240	153,162

		8,305,990

Electronic Components - Semiconductors — 1.1%
Adesto Technologies Corp.†#	13,765	73,092
Alpha & Omega Semiconductor, Ltd.†	11,063	121,914
Amkor Technology, Inc.†	57,072	390,943
AXT, Inc.†#	21,212	116,878
CEVA, Inc.†	12,303	319,755
Cree, Inc.†#	56,151	2,478,505
CTS Corp.	18,241	529,171
Diodes, Inc.†	22,405	780,366
Impinj, Inc.†	9,106	193,411
Inphi Corp.†#	24,222	966,216
Kopin Corp.†#	34,474	57,227
Lattice Semiconductor Corp.†	65,294	382,623
MACOM Technology Solutions Holdings, Inc.†#	25,270	449,048
Photronics, Inc.†	37,860	367,242
Rambus, Inc.†	59,439	518,308
Rudolph Technologies, Inc.†	17,568	372,793
Semtech Corp.†	36,297	1,936,082
Silicon Laboratories, Inc.†	23,947	2,116,196
SMART Global Holdings, Inc.†#	5,551	190,344
Synaptics, Inc.†	19,688	757,201
Xperi Corp.	27,315	385,142

		13,502,457

Electronic Measurement Instruments — 0.3%
Badger Meter, Inc.	15,929	884,059
FARO Technologies, Inc.†	9,373	466,026

193

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Electronic Measurement Instruments (continued)
Fitbit, Inc., Class A†#	117,557	$647,739
Itron, Inc.†	18,905	1,023,895
Mesa Laboratories, Inc.#	1,875	415,012
Stoneridge, Inc.†	15,320	409,810

		3,846,541

Electronic Parts Distribution — 0.3%
Digimarc Corp.†#	6,250	125,750
SYNNEX Corp.	23,190	1,872,360
Tech Data Corp.†	21,326	1,918,274

		3,916,384

Electronic Security Devices — 0.1%
Alarm.com Holdings, Inc.†	17,185	873,857
Napco Security Technologies, Inc.†	6,610	109,330
ShotSpotter, Inc.†#	4,090	155,788

		1,138,975

Energy - Alternate Sources — 0.4%
Amyris, Inc.†#	17,342	85,669
Clean Energy Fuels Corp.†	76,508	170,613
Enphase Energy, Inc.†#	48,236	260,474
FuelCell Energy, Inc.†#	47,855	33,719
FutureFuel Corp.	14,400	248,688
Green Plains, Inc.#	21,973	357,061
Pattern Energy Group, Inc., Class A	45,103	933,181
Plug Power, Inc.†#	119,206	208,610
Renewable Energy Group, Inc.†#	20,585	554,766
REX American Resources Corp.†	3,174	220,879
Sunrun, Inc.†#	53,906	789,723
TerraForm Power, Inc., Class A#	40,788	469,062
TPI Composites, Inc.†	8,120	220,783
Vivint Solar, Inc.†	17,577	96,146

		4,649,374

Engineering/R&D Services — 0.3%
Argan, Inc.	8,165	354,933
Exponent, Inc.	28,778	1,448,109
Infrastructure and Energy Alternatives, Inc.†#	9,558	83,346
Iteris, Inc.†#	14,177	64,789
KBR, Inc.	78,662	1,460,753
Mistras Group, Inc.†	9,762	167,809
VSE Corp.	4,834	140,814

		3,720,553

Engines - Internal Combustion — 0.0%
Briggs & Stratton Corp.	23,144	345,308

Enterprise Software/Service — 1.9%
Alteryx, Inc., Class A†#	16,310	981,536
American Software, Inc., Class A	15,941	165,786
Apptio, Inc., Class A†	19,193	732,405
Asure Software, Inc.†#	7,001	39,836
Benefitfocus, Inc.†#	12,500	626,250
Blackbaud, Inc.	26,913	1,971,377
Blackline, Inc.†	20,048	859,458
Coupa Software, Inc.†#	29,658	1,910,865
Daily Journal Corp.†#	625	147,500
Domo, Inc., Class B†#	4,482	71,533
Donnelley Financial Solutions, Inc.†	18,776	312,808
eGain Corp.†	9,855	73,223
Everbridge, Inc.†	14,965	819,633
Evolent Health, Inc., Class A†#	38,008	976,806
Exela Technologies, Inc.†	26,430	119,992
Hortonworks, Inc.†	39,380	634,018
LivePerson, Inc.†	32,335	610,161

Security Description	Shares	Value (Note 2)

Enterprise Software/Service (continued)
LiveRamp Holdings, Inc.†	42,866	$2,027,562
Majesco†	3,126	22,351
ManTech International Corp., Class A	14,756	830,763
MicroStrategy, Inc., Class A†	5,295	686,444
MobileIron, Inc.†#	40,394	196,315
Model N, Inc.†	14,389	197,561
Omnicell, Inc.†	21,601	1,668,245
Progress Software Corp.	25,263	888,247
PROS Holdings, Inc.†	17,350	558,150
QAD, Inc., Class A	5,726	242,954
SailPoint Technologies Holding, Inc.†	29,235	760,987
SPS Commerce, Inc.†	9,413	802,270
Verint Systems, Inc.†	35,508	1,613,128
Workiva, Inc.†	15,884	594,220

		22,142,384

Entertainment Software — 0.0%
Glu Mobile, Inc.†	62,219	461,043

Environmental Consulting & Engineering — 0.2%
Tetra Tech, Inc.	30,913	1,884,456

Filtration/Separation Products — 0.1%
ESCO Technologies, Inc.	14,198	997,835

Finance - Commercial — 0.1%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.#	28,800	658,080
NewStar Financial, Inc. CVR†(1)(2)	17,919	9,676
On Deck Capital, Inc.†	28,477	223,260

		891,016

Finance - Consumer Loans — 0.3%
Curo Group Holdings Corp.†	6,535	87,112
Elevate Credit, Inc.†	11,491	55,616
Encore Capital Group, Inc.†#	14,503	405,794
Enova International, Inc.†	18,562	410,963
LendingClub Corp.†#	176,307	604,733
Nelnet, Inc., Class A	10,376	564,973
Ocwen Financial Corp.†	65,529	138,266
PRA Group, Inc.†#	24,885	759,490
Regional Management Corp.†	5,195	141,096
World Acceptance Corp.†	3,425	373,120

		3,541,163

Finance - Investment Banker/Broker — 0.4%
Arlington Asset Investment Corp., Class A#	15,716	135,000
Cowen, Inc.†#	15,642	248,864
Diamond Hill Investment Group, Inc.	1,820	306,306
GAIN Capital Holdings, Inc.#	15,253	112,110
Greenhill & Co., Inc.#	10,850	255,301
Houlihan Lokey, Inc.	18,624	787,795
INTL. FCStone, Inc.†	8,553	333,225
Investment Technology Group, Inc.	18,172	547,522
Ladenburg Thalmann Financial Services, Inc.	56,761	162,337
Moelis & Co., Class A	24,870	1,005,245
Oppenheimer Holdings, Inc., Class A	5,390	153,669
Piper Jaffray Cos.	8,192	584,663
PJT Partners, Inc., Class A	11,118	525,103
Siebert Financial Corp.†	4,135	53,383

		5,210,523

Finance - Leasing Companies — 0.1%
Aircastle, Ltd.	31,169	581,302
Marlin Business Services Corp.	4,837	122,860

		704,162

194

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Mortgage Loan/Banker — 0.3%
Ellie Mae, Inc.†#	19,060	$1,282,166
Federal Agricultural Mtg. Corp., Class C	5,005	330,630
Granite Point Mtg. Trust, Inc.#	23,932	453,751
Impac Mtg. Holdings, Inc.†#	5,469	21,056
LendingTree, Inc.†#	4,442	1,156,430
Mr. Cooper Group, Inc.†	14,458	218,750
PennyMac Financial Services, Inc.	11,056	226,759
TPG RE Finance Trust, Inc.	19,602	386,355

		4,075,897

Finance - Other Services — 0.1%
HomeStreet, Inc.†	13,898	369,965
WageWorks, Inc.†	22,125	737,426

		1,107,391

Financial Guarantee Insurance — 0.5%
MBIA, Inc.†	49,358	459,523
MGIC Investment Corp.†	201,767	2,362,691
NMI Holdings, Inc., Class A†	34,705	678,136
Radian Group, Inc.	120,508	2,217,347

		5,717,697

Firearms & Ammunition — 0.2%
American Outdoor Brands Corp.†	29,960	364,913
Axon Enterprise, Inc.†	32,055	1,393,431
Sturm Ruger & Co., Inc.	9,374	502,540

		2,260,884

Food - Canned — 0.0%
Seneca Foods Corp., Class A†	4,044	135,353

Food - Confectionery — 0.1%
Hostess Brands, Inc.†	55,048	641,309
Simply Good Foods Co.†	33,628	683,321
Tootsie Roll Industries, Inc.#	9,122	319,361

		1,643,991

Food - Dairy Products — 0.0%
Dean Foods Co.	50,872	256,395

Food - Meat Products — 0.0%
Nathan’s Famous, Inc.	1,592	116,805

Food - Misc./Diversified — 0.6%
B&G Foods, Inc.#	36,654	1,111,716
Cal-Maine Foods, Inc.	17,396	812,741
Darling Ingredients, Inc.†	91,412	2,000,095
J&J Snack Foods Corp.	8,383	1,315,041
John B. Sanfilippo & Son, Inc.	4,788	297,909
Lancaster Colony Corp.	10,537	1,900,032

		7,437,534

Food - Retail — 0.1%
Ingles Markets, Inc., Class A	7,864	228,764
Smart & Final Stores, Inc.†	12,854	81,494
Village Super Market, Inc., Class A	4,583	125,070
Weis Markets, Inc.	5,323	243,794

		679,122

Food - Wholesale/Distribution — 0.4%
Calavo Growers, Inc.#	8,842	868,992
Chefs’ Warehouse, Inc.†	12,123	462,007
Fresh Del Monte Produce, Inc.	16,971	571,074
Performance Food Group Co.†	56,810	1,957,673
SpartanNash Co.	19,861	372,394
United Natural Foods, Inc.†	28,114	607,543

		4,839,683

Security Description	Shares	Value (Note 2)

Footwear & Related Apparel — 0.6%
Crocs, Inc.†	37,736	$1,049,061
Deckers Outdoor Corp.†	16,834	2,242,962
Rocky Brands, Inc.	3,810	98,641
Steven Madden, Ltd.	48,583	1,565,830
Weyco Group, Inc.	3,403	112,707
Wolverine World Wide, Inc.	51,501	1,781,935

		6,851,136

Funeral Services & Related Items — 0.1%
Carriage Services, Inc.	9,816	167,265
Matthews International Corp., Class A	17,401	733,104

		900,369

Gambling (Non-Hotel) — 0.1%
Golden Entertainment, Inc.†#	10,131	183,270
Monarch Casino & Resort, Inc.†	6,306	252,240
Red Rock Resorts, Inc., Class A	38,770	1,014,223

		1,449,733

Gas - Distribution — 1.1%
Chesapeake Utilities Corp.	8,822	759,045
New Jersey Resources Corp.	48,650	2,360,985
Northwest Natural Holding Co.	15,962	1,058,759
ONE Gas, Inc.	29,073	2,473,822
RGC Resources, Inc.	4,122	113,726
South Jersey Industries, Inc.#	47,854	1,493,045
Southwest Gas Holdings, Inc.	27,360	2,155,147
Spire, Inc.	27,485	2,168,841

		12,583,370

Gold Mining — 0.0%
Gold Resource Corp.	29,356	112,140

Golf — 0.1%
Acushnet Holdings Corp.	19,302	441,050
Callaway Golf Co.	52,407	897,732
Drive Shack, Inc.†	33,716	157,454

		1,496,236

Hazardous Waste Disposal — 0.1%
Heritage-Crystal Clean, Inc.†	8,260	231,362
US Ecology, Inc.	12,219	851,298

		1,082,660

Health Care Cost Containment — 0.3%
CorVel Corp.†	5,062	352,821
HealthEquity, Inc.†#	30,194	2,677,906

		3,030,727

Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	28,431	1,046,829

Home Furnishings — 0.1%
Ethan Allen Interiors, Inc.	13,338	277,164
Flexsteel Industries, Inc.	4,089	101,489
Hooker Furniture Corp.	6,453	194,429
Purple Innovation, Inc.†	2,431	17,406
Sleep Number Corp.†	19,175	735,169

		1,325,657

Hotels/Motels — 0.1%
BBX Capital Corp.	36,596	245,925
Belmond, Ltd., Class A†	49,963	909,327
Bluegreen Vacations Corp.#	4,157	57,699
Marcus Corp.	10,754	456,615
Red Lion Hotels Corp.†	8,867	79,980

		1,749,546

195

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Housewares — 0.1%
Lifetime Brands, Inc.	6,565	$78,386
Tupperware Brands Corp.	28,001	1,062,918

		1,141,304

Human Resources — 1.0%
AMN Healthcare Services, Inc.†	26,328	1,677,094
ASGN, Inc.†	28,299	1,959,706
Barrett Business Services, Inc.	3,961	278,656
BG Staffing, Inc.	4,682	116,020
Cross Country Healthcare, Inc.†	19,787	179,468
Heidrick & Struggles International, Inc.	10,414	381,777
Insperity, Inc.	21,375	2,138,355
Kforce, Inc.	12,854	407,343
Korn/Ferry International	32,015	1,567,774
Paylocity Holding Corp.†	16,159	1,083,946
Resources Connection, Inc.	16,619	279,864
TriNet Group, Inc.†	24,325	1,116,761
TrueBlue, Inc.†	22,458	567,064
Willdan Group, Inc.†#	4,382	165,158

		11,918,986

Identification Systems — 0.1%
Brady Corp., Class A	26,181	1,140,444

Import/Export — 0.0%
Castle Brands, Inc.†#	51,415	46,232

Independent Power Producers — 0.1%
Clearway Energy, Inc., Class A	19,424	350,215
Clearway Energy, Inc., Class C	38,805	708,579

		1,058,794

Industrial Audio & Video Products — 0.0%
GoPro, Inc., Class A†#	62,985	319,964
Turtle Beach Corp.†	4,382	70,944

		390,908

Industrial Automated/Robotic — 0.0%
Hurco Cos., Inc.	3,467	132,474
Ichor Holdings, Ltd.†#	13,401	243,898

		376,372

Instruments - Controls — 0.4%
Allied Motion Technologies, Inc.	3,897	184,367
Control4 Corp.†	14,511	315,904
Watts Water Technologies, Inc., Class A	15,495	1,142,911
Woodward, Inc.	29,892	2,501,363

		4,144,545

Instruments - Scientific — 0.0%
Fluidigm Corp.†#	14,638	120,032

Insurance Brokers — 0.1%
Crawford & Co., Class B	6,517	59,174
eHealth, Inc.†	10,459	402,881
Goosehead Insurance, Inc., Class A†#	5,441	138,310

		600,365

Insurance - Life/Health — 0.7%
American Equity Investment Life Holding Co.	49,957	1,705,032
CNO Financial Group, Inc.	91,650	1,677,195
FBL Financial Group, Inc., Class A	5,515	387,870
FGL Holdings†#	79,078	633,415
Health Insurance Innovations, Inc., Class A†#	7,124	262,306
Independence Holding Co.	2,603	100,190
National Western Life Group, Inc., Class A	1,272	390,758
Primerica, Inc.	24,054	2,859,540

Security Description	Shares	Value (Note 2)

Insurance - Life/Health (continued)
Trupanion, Inc.†	14,052	$420,576

		8,436,882

Insurance - Multi-line — 0.5%
Citizens, Inc.†	27,591	217,969
Genworth Financial, Inc., Class A†	281,183	1,310,313
Horace Mann Educators Corp.	22,948	924,345
Kemper Corp.	29,407	2,237,873
United Fire Group, Inc.	11,730	631,895

		5,322,395

Insurance - Property/Casualty — 1.3%
Ambac Financial Group, Inc.†	25,261	441,562
AMERISAFE, Inc.	10,653	688,077
Donegal Group, Inc., Class A	5,226	75,254
Employers Holdings, Inc.	17,976	808,021
Enstar Group, Ltd.†	6,716	1,183,158
FedNat Holding Co.	6,409	140,229
Hallmark Financial Services, Inc.†	7,269	82,867
HCI Group, Inc.	4,080	221,748
Heritage Insurance Holdings, Inc.#	11,168	179,246
Investors Title Co.	769	143,096
James River Group Holdings, Ltd.	14,467	550,614
Kingstone Cos., Inc.	5,172	81,614
Kinsale Capital Group, Inc.	10,885	677,156
National General Holdings Corp.	34,371	912,550
Navigators Group, Inc.	11,551	802,448
NI Holdings, Inc.†	5,414	85,704
ProAssurance Corp.	29,608	1,294,758
Protective Insurance Corp., Class B	5,345	111,657
RLI Corp.	21,874	1,658,487
Safety Insurance Group, Inc.	8,179	718,280
Selective Insurance Group, Inc.	32,370	2,148,397
State Auto Financial Corp.	9,314	325,990
Stewart Information Services Corp.	13,050	548,883
Third Point Reinsurance, Ltd.†	43,845	452,480
Tiptree, Inc.	15,055	82,501
United Insurance Holdings Corp.#	11,459	222,305
Universal Insurance Holdings, Inc.	17,644	774,395

		15,411,477

Insurance - Reinsurance — 0.3%
Argo Group International Holdings, Ltd.†	18,077	1,253,098
EMC Insurance Group, Inc.	5,153	164,793
Essent Group, Ltd.†	53,565	2,065,466
Global Indemnity, Ltd.	4,686	160,542
Greenlight Capital Re, Ltd., Class A†#	16,641	176,228
Maiden Holdings, Ltd.	37,996	96,130

		3,916,257

Internet Application Software — 0.0%
Tucows, Inc., Class A†#	5,304	307,844
VirnetX Holding Corp.†	30,665	97,208

		405,052

Internet Connectivity Services — 0.2%
Boingo Wireless, Inc.†	22,879	572,890
Cogent Communications Holdings, Inc.	23,356	1,132,533
Internap Corp.†#	11,196	66,840

		1,772,263

Internet Content - Entertainment — 0.1%
Limelight Networks, Inc.†	60,929	200,456
Pandora Media, Inc.†	142,847	1,241,341

		1,441,797

196

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Content - Information/News — 0.2%
HealthStream, Inc.	14,445	$355,925
LiveXLive Media, Inc.†#	2,679	13,636
TechTarget, Inc.†	11,330	163,038
XO Group, Inc.†	13,540	467,130
Yelp, Inc.†	45,237	1,523,130

		2,522,859

Internet Security — 0.1%
Imperva, Inc.†	19,429	1,078,504
Zix Corp.†	29,135	194,039
Zscaler, Inc.†#	7,766	304,893

		1,577,436

Investment Companies — 0.1%
B. Riley Financial, Inc.#	11,407	207,265
Columbia Financial, Inc.†#	27,701	436,568
PDL Community Bancorp†#	4,900	64,386

		708,219

Investment Management/Advisor Services — 0.8%
Altisource Portfolio Solutions SA†	5,559	131,971
Artisan Partners Asset Management, Inc., Class A	26,795	729,628
Ashford, Inc.†#	325	21,775
Associated Capital Group, Inc., Class A#	1,444	61,356
Blucora, Inc.†	26,539	821,647
BrightSphere Investment Group PLC	44,875	591,004
Cohen & Steers, Inc.	12,442	464,833
Federated Investors, Inc., Class B	54,017	1,430,370
Focus Financial Partners, Inc. Class A†	10,495	324,505
FRP Holdings, Inc.†	3,946	184,752
GAMCO Investors, Inc., Class A	2,354	50,752
Hamilton Lane, Inc., Class A	8,318	314,587
Pzena Investment Management, Inc., Class A	9,749	99,537
Silvercrest Asset Management Group, Inc., Class A	4,639	64,807
Stifel Financial Corp.	38,704	1,868,242
Virtus Investment Partners, Inc.	3,866	367,270
Waddell & Reed Financial, Inc., Class A#	43,376	883,135
Westwood Holdings Group, Inc.	4,619	181,157
WisdomTree Investments, Inc.	65,217	462,389

		9,053,717

Lasers - System/Components — 0.2%
Electro Scientific Industries, Inc.†	18,017	529,700
II-VI, Inc.†	34,473	1,289,979

		1,819,679

Leisure Products — 0.0%
Escalade, Inc.	5,940	70,389
Johnson Outdoors, Inc., Class A	2,718	193,793
Marine Products Corp.	4,192	91,134

		355,316

Linen Supply & Related Items — 0.1%
UniFirst Corp.	8,509	1,313,875

Machine Tools & Related Products — 0.2%
Kennametal, Inc.	45,435	1,900,092
Milacron Holdings Corp.†	38,672	551,076

		2,451,168

Machinery - Construction & Mining — 0.1%
Astec Industries, Inc.	12,776	455,720
Hyster-Yale Materials Handling, Inc.	5,781	378,482

		834,202

Security Description	Shares	Value (Note 2)

Machinery - Electrical — 0.1%
Babcock & Wilcox Enterprises, Inc.†	17,870	$15,825
Franklin Electric Co., Inc.	25,867	1,170,482

		1,186,307

Machinery - Farming — 0.1%
Alamo Group, Inc.	5,373	444,938
Lindsay Corp.#	5,984	605,342

		1,050,280

Machinery - General Industrial — 0.5%
Albany International Corp., Class A	16,014	1,158,773
Applied Industrial Technologies, Inc.	21,283	1,388,290
Chart Industries, Inc.†	17,180	1,091,961
DXP Enterprises, Inc.†	8,879	321,686
Gencor Industries, Inc.†	4,908	55,608
Kadant, Inc.	6,098	555,406
Manitex International, Inc.†#	8,104	59,078
Manitowoc Co, Inc.†	19,701	389,095
Tennant Co.	9,956	595,867
Twin Disc, Inc.†	4,719	82,346

		5,698,110

Machinery - Material Handling — 0.0%
Columbus McKinnon Corp.	12,452	433,330

Machinery - Print Trade — 0.0%
Eastman Kodak Co.†#	9,433	37,166

Machinery - Pumps — 0.3%
Cactus, Inc., Class A†	21,187	611,881
CSW Industrials, Inc.†	8,661	458,773
Gorman-Rupp Co.	9,840	329,443
Mueller Water Products, Inc., Class A	86,268	908,402
NN, Inc.	15,431	110,795
SPX FLOW, Inc.†	23,508	882,255

		3,301,549

Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.†	31,825	235,823
SEACOR Marine Holdings, Inc.†	9,208	165,652

		401,475

Medical Imaging Systems — 0.0%
Lantheus Holdings, Inc.†	20,711	388,331

Medical Information Systems — 0.5%
Allscripts Healthcare Solutions, Inc.†	97,183	992,238
Castlight Health, Inc., Class B†	43,791	114,295
Computer Programs & Systems, Inc.	6,423	171,366
Inovalon Holdings, Inc., Class A†#	38,414	510,906
Medidata Solutions, Inc.†#	32,198	2,486,008
NantHealth, Inc.†#	11,399	10,155
NextGen Healthcare, Inc.†	29,642	520,217
Tabula Rasa HealthCare, Inc.†#	9,763	736,911

		5,542,096

Medical Instruments — 0.7%
AngioDynamics, Inc.†	20,318	436,634
Avanos Medical, Inc.†	26,142	1,247,235
Cardiovascular Systems, Inc.†	18,103	558,840
Endologix, Inc.†	46,363	39,464
LivaNova PLC†	27,155	2,747,815
Natus Medical, Inc.†	17,972	635,849
NuVasive, Inc.†	28,673	1,826,183
TransEnterix, Inc.†#	89,091	277,073

		7,769,093

197

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical Labs & Testing Services — 0.5%
Evolus, Inc.†#	5,076	$75,937
Invitae Corp.†	36,580	509,560
Medpace Holdings, Inc.†	12,118	750,225
Miragen Therapeutics, Inc.†	14,494	50,439
Natera, Inc.†	18,354	317,891
Neuronetics, Inc.†#	3,560	63,511
R1 RCM, Inc.†	57,396	525,747
Syneos Health, Inc.†	34,581	1,788,529
Teladoc Health, Inc.†#	37,368	2,333,632

		6,415,471

Medical Laser Systems — 0.0%
Cutera, Inc.†	7,575	155,288

Medical Products — 2.0%
Accuray, Inc.†	46,629	191,179
AtriCure, Inc.†	18,695	626,096
Atrion Corp.	795	614,710
AxoGen, Inc.†#	18,907	633,006
Cerus Corp.†	74,002	388,510
CryoLife, Inc.†	19,833	601,337
CytoSorbents Corp.†	16,583	173,126
FONAR Corp.†	3,434	75,651
Glaukos Corp.†	18,407	1,212,653
Globus Medical, Inc., Class A†	40,546	1,957,966
Haemonetics Corp.†	28,977	3,108,653
Inogen, Inc.†	9,834	1,449,138
Inspire Medical Systems, Inc.†#	4,368	200,666
Integer Holdings Corp.†	17,351	1,536,952
Intersect ENT, Inc.†	16,691	500,897
Invacare Corp.#	18,372	101,046
iRadimed Corp.†	1,952	56,179
iRhythm Technologies, Inc.†	13,446	996,080
LeMaitre Vascular, Inc.	8,784	244,986
Luminex Corp.#	23,121	679,064
NanoString Technologies, Inc.†	14,024	242,194
Nevro Corp.†	16,231	673,749
Novocure, Ltd.†	41,034	1,408,287
Nuvectra Corp.†	7,755	154,867
NxStage Medical, Inc.†	36,159	1,021,130
Orthofix Medical, Inc.†	9,750	587,437
OrthoPediatrics Corp.†	3,862	120,765
Pulse Biosciences, Inc.†#	5,925	74,299
Rockwell Medical, Inc.†#	26,491	87,685
SeaSpine Holdings Corp.†	6,569	129,147
Sientra, Inc.†#	12,940	219,980
Surmodics, Inc.†	7,230	438,066
T2 Biosystems, Inc.†#	17,318	76,892
Tactile Systems Technology, Inc.†	9,802	551,264
Wright Medical Group NV†#	69,334	1,938,579

		23,072,236

Medical - Biomedical/Gene — 4.7%
Abeona Therapeutics, Inc.†#	17,428	142,910
ACADIA Pharmaceuticals, Inc.†#	54,877	1,045,956
Acceleron Pharma, Inc.†#	21,576	1,142,018
Achillion Pharmaceuticals, Inc.†	75,814	219,102
Acorda Therapeutics, Inc.†	24,304	496,531
ADMA Biologics, Inc.†#	10,785	56,837
Aduro Biotech, Inc.†#	35,769	88,707
Adverum Biotechnologies, Inc.†	30,355	108,974
Agenus, Inc.†#	48,557	117,022
AgeX Therapeutics, Inc.†	4,993	26,962
Albireo Pharma, Inc.†	5,079	134,340
Alder Biopharmaceuticals, Inc.†#	32,484	434,636
Aldeyra Therapeutics, Inc.†	9,470	84,946

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Allakos, Inc.†#	4,617	$271,987
Allena Pharmaceuticals, Inc.†	6,464	60,568
AMAG Pharmaceuticals, Inc.†#	19,136	345,405
Amicus Therapeutics, Inc.†#	105,546	1,165,228
AnaptysBio, Inc.†#	10,582	789,206
ANI Pharmaceuticals, Inc.†	4,454	247,598
Aptinyx, Inc.†	7,423	164,865
Aratana Therapeutics, Inc.†#	25,338	164,697
Arbutus Biopharma Corp.†#	19,687	85,835
Arcus Biosciences, Inc.†#	5,177	59,121
Ardelyx, Inc.†	24,374	66,297
Arena Pharmaceuticals, Inc.†	27,679	1,135,116
ArQule, Inc.†#	60,460	224,307
Arrowhead Pharmaceuticals, Inc.†#	48,532	704,685
Arsanis, Inc.†#	2,900	11,281
Assembly Biosciences, Inc.†	11,721	302,167
Atara Biotherapeutics, Inc.†#	23,388	934,351
Audentes Therapeutics, Inc.†	18,136	443,425
AVEO Pharmaceuticals, Inc.†#	57,923	119,901
Avid Bioservices, Inc.†#	28,256	149,757
Avrobio, Inc.†	3,396	90,979
BioCryst Pharmaceuticals, Inc.†#	60,839	558,502
Biohaven Pharmaceutical Holding Co., Ltd.†	15,842	538,470
BioTime, Inc.†#	49,930	71,400
Blueprint Medicines Corp.†	23,055	1,322,665
Calithera Biosciences, Inc.†	17,321	85,393
Cambrex Corp.†	18,352	877,776
Cara Therapeutics, Inc.†	18,163	330,203
CASI Pharmaceuticals, Inc.†#	27,824	120,478
Cellular Biomedicine Group, Inc.†#	6,469	128,927
ChemoCentryx, Inc.†	12,526	125,886
ChromaDex Corp.†#	21,458	76,176
Clearside Biomedical, Inc.†#	15,589	22,916
Cohbar, Inc.†#	13,221	54,074
Constellation Pharmaceuticals, Inc.†#	2,251	13,281
Crinetics Pharmaceuticals, Inc.†	3,883	135,672
Cue Biopharma, Inc.†#	9,856	46,126
Cymabay Therapeutics, Inc.†	32,855	293,395
CytomX Therapeutics, Inc.†	24,817	342,475
Deciphera Pharmaceuticals, Inc.†	4,901	127,769
Denali Therapeutics, Inc.†#	25,407	487,052
Dicerna Pharmaceuticals, Inc.†	25,313	377,417
Dynavax Technologies Corp.†#	34,762	392,811
Editas Medicine, Inc.†#	25,450	793,022
Eidos Therapeutics, Inc.†#	4,045	57,156
ElectroCore LLC†#	3,365	22,411
Emergent BioSolutions, Inc.†	24,805	1,806,796
Endocyte, Inc.†	36,239	856,328
Enzo Biochem, Inc.†	24,555	75,629
Epizyme, Inc.†#	29,172	216,456
Esperion Therapeutics, Inc.†#	12,758	678,215
Evelo Biosciences, Inc.†#	2,990	29,661
Fate Therapeutics, Inc.†	28,001	430,095
FibroGen, Inc.†	41,683	1,807,375
Five Prime Therapeutics, Inc.†	18,699	240,095
Fortress Biotech, Inc.†#	19,504	23,795
Forty Seven, Inc.†#	4,553	84,595
Geron Corp.†#	94,186	151,639
GlycoMimetics, Inc.†#	18,992	218,218
GTx, Inc.†#	2,825	4,096
Halozyme Therapeutics, Inc.†	69,573	1,148,650
Harvard Bioscience, Inc.†	19,914	78,660
Helius Medical Technologies, Inc.†#	9,086	75,414
Homology Medicines, Inc.†#	5,824	128,070
Idera Pharmaceuticals, Inc.†	10,642	73,111

198

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Biomedical/Gene (continued)
ImmunoGen, Inc.†	80,040	$441,020
Immunomedics, Inc.†#	79,240	1,591,932
Innovate Biopharmaceuticals, Inc.†#	10,314	26,816
Innoviva, Inc.†	38,438	701,878
Inovio Pharmaceuticals, Inc.†#	46,232	247,341
Insmed, Inc.†#	42,699	764,739
Intercept Pharmaceuticals, Inc.†#	12,213	1,354,544
Intrexon Corp.†#	41,054	402,329
Iovance Biotherapeutics, Inc.†#	45,815	443,031
Karyopharm Therapeutics, Inc.†#	27,030	281,112
Kezar Life Sciences, Inc.†#	2,870	85,182
Kindred Biosciences, Inc.†	17,290	235,144
Kiniksa Pharmaceuticals, Ltd., Class A†#	3,618	73,156
Lexicon Pharmaceuticals, Inc.†#	24,094	195,161
Ligand Pharmaceuticals, Inc.†#	11,664	1,840,229
Liquidia Technologies, Inc.†#	2,720	60,819
Loxo Oncology, Inc.†#	14,997	2,105,879
MacroGenics, Inc.†	21,857	376,159
Magenta Therapeutics, Inc.†#	2,251	22,015
Medicines Co.†#	38,383	849,416
MeiraGTx Holdings PLC†#	2,063	27,871
Menlo Therapeutics, Inc.†#	5,366	32,250
Molecular Templates, Inc.†	5,037	25,941
Mustang Bio, Inc.†#	9,001	36,094
Myriad Genetics, Inc.†#	37,067	1,195,040
NantKwest, Inc.†#	15,724	26,888
NeoGenomics, Inc.†	35,394	580,462
Neon Therapeutics, Inc.†#	3,517	21,770
NewLink Genetics Corp.†#	16,230	30,675
Novavax, Inc.†#	212,552	439,983
Nymox Pharmaceutical Corp.†#	18,054	33,039
Omeros Corp.†#	25,550	356,423
Organovo Holdings, Inc.†#	63,606	61,641
Ovid therapeutics, Inc.†#	7,346	29,604
Pacific Biosciences of California, Inc.†#	67,927	531,189
Palatin Technologies, Inc.†	110,561	89,488
PDL BioPharma, Inc.†	79,932	245,391
Pfenex, Inc.†	15,869	65,698
Pieris Pharmaceuticals, Inc.†	28,951	98,144
PolarityTE, Inc.†#	5,573	82,480
Prothena Corp. PLC†#	22,403	269,060
PTC Therapeutics, Inc.†	25,245	896,702
Puma Biotechnology, Inc.†#	16,237	377,348
Radius Health, Inc.†#	22,563	376,125
REGENXBIO, Inc.†#	17,657	1,057,831
Replimune Group, Inc.†	4,169	62,493
resTORbio, Inc.†#	4,289	56,014
Retrophin, Inc.†#	22,558	553,573
Rigel Pharmaceuticals, Inc.†	93,611	264,919
RTI Surgical, Inc.†	31,707	132,218
Rubius Therapeutics, Inc.†	6,784	145,042
Sangamo Therapeutics, Inc.†#	56,547	699,486
Savara, Inc.†	15,978	143,323
Scholar Rock Holding Corp.†#	3,469	84,505
Selecta Biosciences, Inc.†#	10,037	60,523
Sienna Biopharmaceuticals, Inc.†#	8,597	86,916
Solid Biosciences, Inc.†#	6,796	211,899
Spark Therapeutics, Inc.†#	17,537	738,834
Spectrum Pharmaceuticals, Inc.†#	56,221	812,956
Stemline Therapeutics, Inc.†#	15,764	173,246
Surface Oncology, Inc.†	4,052	32,740
Syndax Pharmaceuticals, Inc.†	7,814	39,851
Synlogic, Inc.†#	8,588	73,084
Theravance Biopharma, Inc.†#	23,893	659,686
Tobira Therapeutics, Inc. CVR†(1)(2)	4,989	0

Security Description	Shares	Value (Note 2)

Medical - Biomedical/Gene (continued)
Tocagen, Inc.†#	9,938	$128,200
Translate Bio, Inc.†#	5,467	39,526
Tyme Technologies, Inc.†#	23,422	91,814
Ultragenyx Pharmaceutical, Inc.†#	26,215	1,406,959
UNITY Biotechnology, Inc.†#	2,814	36,188
Unum Therapeutics, Inc.†#	1,976	13,634
Veracyte, Inc.†#	15,776	193,098
Verastem, Inc.†#	38,311	195,386
Vericel Corp.†	23,957	421,164
Viking Therapeutics, Inc.†#	28,914	326,439
WaVe Life Sciences, Ltd.†#	9,827	470,222
XOMA Corp.†#	3,183	47,841
Zeneca, Inc. CVR†(1)(2)	3,950	2,429
ZIOPHARM Oncology, Inc.†#	73,361	245,759
Zomedica Pharmaceuticals Corp.†#	22,989	38,392

		54,937,466

Medical - Drugs — 2.3%
Achaogen, Inc.†#	17,505	28,183
Aclaris Therapeutics, Inc.†	14,903	138,896
Adamas Pharmaceuticals, Inc.†#	12,248	125,420
Aeglea BioTherapeutics, Inc.†	9,090	76,538
Aerie Pharmaceuticals, Inc.†#	19,835	791,218
Aimmune Therapeutics, Inc.†#	24,144	573,420
Akcea Therapeutics, Inc.†#	7,110	240,958
Akorn, Inc.†	52,066	357,173
Ampio Pharmaceuticals, Inc.†#	54,584	34,726
Apellis Pharmaceuticals, Inc.†	20,137	308,902
Aquestive Therapeutics, Inc.†	2,912	25,014
Array BioPharma, Inc.†#	113,686	1,811,018
Athenex, Inc.†#	24,510	324,022
Athersys, Inc.†#	63,227	121,396
Bellicum Pharmaceuticals, Inc.†	22,456	102,624
BioSpecifics Technologies Corp.†	3,208	196,875
Catalyst Biosciences, Inc.†	6,626	70,766
Catalyst Pharmaceuticals, Inc.†	53,781	136,335
Chimerix, Inc.†	24,573	80,845
Clovis Oncology, Inc.†#	26,548	456,891
Coherus Biosciences, Inc.†#	28,943	320,110
Collegium Pharmaceutical, Inc.†#	16,362	313,987
Concert Pharmaceuticals, Inc.†	11,872	170,126
Corbus Pharmaceuticals Holdings, Inc.†#	27,813	191,910
Corcept Therapeutics, Inc.†#	54,464	758,684
Corium International, Inc. CVR†(1)(2)	14,912	2,684
Corvus Pharmaceuticals, Inc.†#	7,732	46,237
CTI Biopharma Corp.†#	28,482	47,850
Cytokinetics, Inc.†	25,636	201,499
Dova Pharmaceuticals, Inc.†#	6,568	97,863
Durect Corp.†	87,396	77,678
Eagle Pharmaceuticals, Inc.†#	5,891	296,906
Eloxx Pharmaceuticals Inc†	12,505	194,703
Enanta Pharmaceuticals, Inc.†	9,341	739,247
Global Blood Therapeutics, Inc.†#	27,860	878,704
Horizon Pharma PLC†	92,201	1,842,176
Immune Design Corp.†	18,792	30,067
Insys Therapeutics, Inc.†#	14,988	90,078
Intellia Therapeutics, Inc.†#	18,525	331,783
Intra-Cellular Therapies, Inc.†	24,973	360,860
Ironwood Pharmaceuticals, Inc.†#	77,242	1,067,484
Jounce Therapeutics, Inc.†	8,791	37,977
Kadmon Holdings, Inc.†#	55,594	135,649
Kala Pharmaceuticals, Inc.†	6,491	40,893
Keryx Biopharmaceuticals, Inc.†	52,701	158,630
Kura Oncology, Inc.†#	15,776	200,355
Lannett Co., Inc.†#	16,189	95,515

199

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Medical - Drugs (continued)
Madrigal Pharmaceuticals, Inc.†#	3,868	$447,334
Mallinckrodt PLC†#	45,899	1,091,937
Marinus Pharmaceuticals, Inc.†#	20,299	94,796
MediciNova, Inc.†#	22,225	221,361
Melinta Therapeutics, Inc.†#	19,364	41,052
Minerva Neurosciences, Inc.†	17,067	135,000
MyoKardia, Inc.†#	18,970	1,177,468
Neos Therapeutics, Inc.†#	15,799	30,966
Ocular Therapeutix, Inc.†#	18,618	123,996
Odonate Therapeutics, Inc.†#	3,782	59,604
Optinose, Inc.†#	10,702	84,225
Pacira Pharmaceuticals, Inc.†	22,248	1,075,246
Paratek Pharmaceuticals, Inc.†#	17,560	132,929
Phibro Animal Health Corp., Class A	11,128	377,239
Prestige Consumer Healthcare, Inc.†#	29,012	1,126,246
Progenics Pharmaceuticals, Inc.†#	47,038	244,127
Ra Pharmaceuticals, Inc.†#	8,055	127,027
Reata Pharmaceuticals, Inc., Class A†	10,425	658,339
Rhythm Pharmaceuticals, Inc.†	8,487	250,621
Rocket Pharmaceuticals, Inc.†#	11,637	187,472
scPharmaceuticals, Inc.†#	3,793	17,789
Seres Therapeutics, Inc.†#	11,481	95,866
SIGA Technologies, Inc.†#	28,944	180,611
Sorrento Therapeutics, Inc.†#	60,957	210,911
Spero Therapeutics, Inc.†#	4,699	38,438
Spring Bank Pharmaceuticals, Inc.†#	7,818	87,874
Supernus Pharmaceuticals, Inc.†	27,303	1,294,708
Synergy Pharmaceuticals, Inc.†#	138,592	53,552
Syros Pharmaceuticals, Inc.†#	14,105	96,055
Tetraphase Pharmaceuticals, Inc.†	29,445	52,707
TG Therapeutics, Inc.†#	35,019	176,496
TherapeuticsMD, Inc.†#	101,864	512,376
Tricida, Inc.†#	6,509	194,294
Vanda Pharmaceuticals, Inc.†	28,630	716,895
Verrica Pharmaceuticals, Inc.†	3,236	38,832
Voyager Therapeutics, Inc.†	11,961	136,355
Xeris Pharmaceuticals, Inc.†#	3,689	76,768
Zogenix, Inc.†#	23,401	961,547

		27,359,934

Medical - Generic Drugs — 0.3%
Amneal Pharmaceuticals, Inc.†#	48,467	858,351
Amphastar Pharmaceuticals, Inc.†	19,824	430,577
Endo International PLC†	124,941	1,503,040
Momenta Pharmaceuticals, Inc.†	42,784	506,563
Teligent, Inc.†#	22,934	47,244

		3,345,775

Medical - HMO — 0.2%
Magellan Health, Inc.†	13,727	748,396
Tivity Health, Inc.†#	22,298	913,326
Triple-S Management Corp., Class B†	12,316	234,989

		1,896,711

Medical - Hospitals — 0.2%
Community Health Systems, Inc.†#	47,772	226,917
Quorum Health Corp.†#	16,331	72,020
Select Medical Holdings Corp.†	60,463	1,171,773
Surgery Partners, Inc.†#	10,379	148,939
Tenet Healthcare Corp.†	46,676	1,216,843

		2,836,492

Medical - Nursing Homes — 0.2%
Ensign Group, Inc.	27,484	1,246,949
Genesis Healthcare, Inc.†#	31,839	50,624

Security Description	Shares	Value (Note 2)

Medical - Nursing Homes (continued)
National HealthCare Corp.	6,765	$564,539

		1,862,112

Medical - Outpatient/Home Medical — 0.4%
Addus HomeCare Corp.†	5,275	391,511
Amedisys, Inc.†	14,910	2,031,487
Civitas Solutions, Inc.†	8,957	124,323
LHC Group, Inc.†	16,440	1,724,063
Providence Service Corp.†	6,217	440,226

		4,711,610

Medical - Wholesale Drug Distribution — 0.1%
Diplomat Pharmacy, Inc.†#	31,652	489,973
Owens & Minor, Inc.#	34,059	259,870

		749,843

Metal Processors & Fabrication — 0.6%
AZZ, Inc.	14,437	689,222
CIRCOR International, Inc.	9,065	300,052
Global Brass & Copper Holdings, Inc.	12,131	392,680
LB Foster Co., Class A†	5,557	107,528
Mueller Industries, Inc.	31,615	753,069
Park-Ohio Holdings Corp.	4,988	179,867
RBC Bearings, Inc.†	13,326	2,039,145
Rexnord Corp.†	58,303	1,650,558
Sun Hydraulics Corp.	15,941	664,421

		6,776,542

Metal Products - Distribution — 0.1%
Lawson Products, Inc.†	3,726	114,761
Olympic Steel, Inc.	5,135	94,279
Worthington Industries, Inc.	23,418	969,973

		1,179,013

Metal Products - Fasteners — 0.1%
Eastern Co.	3,041	83,019
TriMas Corp.†	25,561	742,036

		825,055

Metal - Aluminum — 0.1%
Century Aluminum Co.†	27,853	250,120
Kaiser Aluminum Corp.	9,129	892,177

		1,142,297

Metal - Diversified — 0.0%
Ferroglobe Representation & Warranty Trust†(1)(2)	36,833	0

Metal - Iron — 0.1%
Cleveland-Cliffs, Inc.†#	166,065	1,541,083

Miscellaneous Manufacturing — 0.3%
American Railcar Industries, Inc.	4,043	284,102
FreightCar America, Inc.†	6,659	63,527
Hillenbrand, Inc.	35,013	1,551,426
John Bean Technologies Corp.	17,460	1,441,148

		3,340,203

Motion Pictures & Services — 0.1%
Eros International PLC†#	19,944	182,089
IMAX Corp.†	29,909	555,111

		737,200

MRI/Medical Diagnostic Imaging — 0.0%
RadNet, Inc.†	22,101	284,882

Multimedia — 0.1%
E.W. Scripps Co., Class A	25,434	448,401
Entravision Communications Corp., Class A	35,914	116,002

200

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Multimedia (continued)
Liberty Media Corp. - Liberty Braves, Series A†	5,545	$138,681
Liberty Media Corp. - Liberty Braves, Series C†	19,878	496,950
Media General, Inc. CVR†#(1)(2)	61,443	0

		1,200,034

Networking Products — 0.2%
A10 Networks, Inc.†	27,868	175,568
Calix, Inc.†	24,939	240,661
Extreme Networks, Inc.†	64,000	421,120
Infinera Corp.†	84,112	362,523
NeoPhotonics Corp.†#	19,595	150,882
NETGEAR, Inc.†	17,422	965,179

		2,315,933

Night Clubs — 0.0%
RCI Hospitality Holdings, Inc.	5,054	126,451

Non-Ferrous Metals — 0.1%
Energy Fuels, Inc.†	45,899	150,549
Materion Corp.	11,219	593,260
Uranium Energy Corp.†#	88,481	116,795

		860,604

Non-Hazardous Waste Disposal — 0.2%
Advanced Disposal Services, Inc.†	40,415	1,089,184
Casella Waste Systems, Inc., Class A†	22,228	725,744
Charah Solutions, Inc.†	4,126	26,861
Covanta Holding Corp.	65,568	1,085,806

		2,927,595

Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	104,936	885,660

Office Furnishings - Original — 0.4%
CompX International, Inc.	920	13,708
Herman Miller, Inc.	33,169	1,123,102
HNI Corp.	24,210	933,296
Interface, Inc.	32,939	533,612
Kimball International, Inc., Class B	20,164	307,703
Knoll, Inc.	27,003	523,048
Steelcase, Inc., Class A	47,317	766,535

		4,201,004

Office Supplies & Forms — 0.0%
ACCO Brands Corp.	57,720	468,686

Oil & Gas Drilling — 0.2%
Diamond Offshore Drilling, Inc.†#	36,141	455,376
Noble Corp. PLC†#	137,575	573,688
Ocean Rig UDW, Inc., Class A†	30,440	844,101
Quintana Energy Services, Inc.†	3,471	20,687
Rowan Cos. PLC, Class A†	71,088	985,280

		2,879,132

Oil Companies - Exploration & Production — 1.4%
Abraxas Petroleum Corp.†	88,641	144,485
Alta Mesa Resources, Inc., Class A†#	56,541	86,508
Approach Resources, Inc.†#	25,116	33,153
Berry Petroleum Corp.	7,341	90,955
Bonanza Creek Energy, Inc.†	10,510	278,830
California Resources Corp.†#	25,200	603,288
Callon Petroleum Co.†#	127,354	1,088,877
Carrizo Oil & Gas, Inc.†	48,754	834,181
Denbury Resources, Inc.†#	256,356	579,365
DLB Oil & Gas, Inc.†(1)(2)	3,000	0
Earthstone Energy, Inc., Class A†#	10,528	72,327
Eclipse Resources Corp.†#	49,074	54,963

Security Description	Shares	Value (Note 2)

Oil Companies - Exploration & Production (continued)
EP Energy Corp., Class A†#	23,081	$25,389
Evolution Petroleum Corp.	14,203	123,708
Goodrich Petroleum Corp.†	4,945	71,307
Gulfport Energy Corp.†	97,421	830,027
Halcon Resources Corp.†#	74,417	208,368
HighPoint Resources Corp.†	60,642	197,693
Isramco, Inc.†	413	49,994
Jagged Peak Energy, Inc.†#	35,802	409,575
Laredo Petroleum, Inc.†	86,746	379,080
Lilis Energy, Inc.†#	24,800	51,088
Mammoth Energy Services, Inc.#	6,972	175,415
Matador Resources Co.†#	58,773	1,340,024
Midstates Petroleum Co., Inc.†	8,358	69,455
Northern Oil and Gas, Inc.†#	108,441	275,440
Oasis Petroleum, Inc.†	150,291	1,073,078
Panhandle Oil and Gas, Inc., Class A	8,790	145,035
PDC Energy, Inc.†	36,962	1,254,490
Penn Virginia Corp.†	6,921	402,456
Resolute Energy Corp.†#	12,178	433,050
Ring Energy, Inc.†	31,922	223,135
Rosehill Resources, Inc.†#	648	2,404
Sanchez Energy Corp.†#	43,918	30,747
SandRidge Energy, Inc.†	17,093	167,511
SilverBow Resources, Inc.†	3,952	96,705
Southwestern Energy Co.†	328,856	1,585,086
SRC Energy, Inc.†#	134,921	778,494
Talos Energy, Inc.†	11,236	217,079
Tellurian, Inc.†#	47,476	343,251
Ultra Petroleum Corp.†#	88,782	112,753
Unit Corp.†	29,187	607,090
W&T Offshore, Inc.†	51,853	301,266
WildHorse Resource Development Corp.†	15,222	281,303
Zion Oil & Gas, Inc.†#	30,392	13,780

		16,142,208

Oil Field Machinery & Equipment — 0.2%
Dril-Quip, Inc.†	20,900	820,534
Exterran Corp.†	18,069	406,552
Flotek Industries, Inc.†#	30,684	42,651
Forum Energy Technologies, Inc.†	45,183	302,274
Natural Gas Services Group, Inc.†	6,960	137,321
Profire Energy, Inc.†#	13,336	26,139
Smart Sand, Inc.†#	12,407	40,447
Thermon Group Holdings, Inc.†	18,071	408,224
US Silica Holdings, Inc.#	43,675	619,748

		2,803,890

Oil Refining & Marketing — 0.3%
Adams Resources & Energy, Inc.	1,206	48,843
CVR Energy, Inc.	8,798	332,036
Delek US Holdings, Inc.	46,601	1,854,254
Murphy USA, Inc.†	16,777	1,359,273
Par Pacific Holdings, Inc.†	17,345	293,477
Trecora Resources†	11,560	107,508

		3,995,391

Oil - Field Services — 1.0%
Archrock, Inc.	70,922	723,404
Basic Energy Services, Inc.†	10,698	67,183
Bristow Group, Inc.†#	18,345	71,912
C&J Energy Services, Inc.†	35,973	618,016
CARBO Ceramics, Inc.†#	11,490	52,624
DMC Global, Inc.	7,962	289,817
Era Group, Inc.†	11,253	113,205
Frank’s International NV†#	40,825	300,064

201

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil - Field Services (continued)
FTS International, Inc.†	18,143	$179,253
Helix Energy Solutions Group, Inc.†	78,471	643,462
Independence Contract Drilling, Inc.†	19,138	64,686
Keane Group, Inc.†	30,012	333,733
Key Energy Services, Inc.†	5,699	33,225
KLX Energy Services Holdings, Inc.†	11,216	226,451
Liberty Oilfield Services, Inc., Class A#	24,699	427,787
Matrix Service Co.†	14,761	301,715
McDermott International, Inc.†#	100,060	871,523
MRC Global, Inc.†	46,871	737,281
NCS Multistage Holdings, Inc.†#	5,453	39,807
Newpark Resources, Inc.†	49,712	382,285
Nine Energy Service, Inc.†	8,282	233,387
NOW, Inc.†#	60,164	811,612
Nuverra Environmental Solutions, Inc.†#	710	6,639
Oceaneering International, Inc.†	55,142	925,834
Oil States International, Inc.†	33,249	745,443
PHI, Inc.†	6,535	23,069
Pioneer Energy Services Corp.†	42,537	107,619
ProPetro Holding Corp.†#	39,533	641,225
SEACOR Holdings, Inc.†	9,546	396,541
Select Energy Services, Inc., Class A†	25,179	243,733
Solaris Oilfield Infrastructure, Inc., Class A†#	14,519	190,634
Superior Energy Services, Inc.†	85,534	466,160
TETRA Technologies, Inc.†	67,889	157,503

		11,426,832

Optical Supplies — 0.1%
STAAR Surgical Co.†	24,511	931,663

Paper & Related Products — 0.2%
Clearwater Paper Corp.†	9,009	277,567
Neenah, Inc.	9,301	640,653
P.H. Glatfelter Co.	24,232	308,958
Schweitzer-Mauduit International, Inc.	17,134	488,490
Verso Corp., Class A†	19,226	484,880

		2,200,548

Patient Monitoring Equipment — 0.0%
CareDx, Inc.†	18,568	543,485

Pharmacy Services — 0.0%
BioScrip, Inc.†	70,557	278,700

Photo Equipment & Supplies — 0.1%
Ambarella, Inc.†#	18,053	721,939

Physical Therapy/Rehabilitation Centers — 0.1%
AAC Holdings, Inc.†#	7,340	14,460
U.S. Physical Therapy, Inc.	6,952	827,218

		841,678

Physicians Practice Management — 0.0%
Apollo Medical Holdings, Inc.†	1,853	33,206

Pipelines — 0.1%
NextDecade Corp.†#	4,362	21,941
SemGroup Corp., Class A#	44,125	716,149

		738,090

Pollution Control — 0.0%
CECO Environmental Corp.†	16,914	140,555

Poultry — 0.1%
Sanderson Farms, Inc.#	11,387	1,288,553

Power Converter/Supply Equipment — 0.3%
Energous Corp.†#	12,987	106,104
Generac Holdings, Inc.†	33,827	1,925,433

Security Description	Shares	Value (Note 2)

Power Converter/Supply Equipment (continued)
Powell Industries, Inc.	4,930	$150,710
SPX Corp.†	24,011	710,245
SunPower Corp.†#	34,354	235,325
Vicor Corp.†	9,739	348,656

		3,476,473

Precious Metals — 0.1%
Coeur Mining, Inc.†	103,444	408,604
Hecla Mining Co.#	252,774	601,602
Tahoe Resources, Inc.†	173,211	607,971

		1,618,177

Printing - Commercial — 0.3%
Cimpress NV†	12,284	1,482,187
Deluxe Corp.	26,635	1,341,072
Ennis, Inc.	14,293	279,142
LSC Communications, Inc.	18,281	183,176
Quad/Graphics, Inc.	17,425	285,422
RR Donnelley & Sons Co.	39,388	249,326

		3,820,325

Private Equity — 0.1%
Kennedy-Wilson Holdings, Inc.	69,881	1,368,969

Publishing - Books — 0.1%
Houghton Mifflin Harcourt Co.†	57,707	574,185
Scholastic Corp.	15,706	725,774
Tribune Publishing Co.†	9,609	140,195

		1,440,154

Publishing - Newspapers — 0.2%
Gannett Co., Inc.#	63,179	655,166
New York Times Co., Class A#	73,271	1,965,861

		2,621,027

Publishing - Periodicals — 0.1%
Meredith Corp.#	21,995	1,259,434
Value Line, Inc.	603	16,009

		1,275,443

Quarrying — 0.1%
Compass Minerals International, Inc.#	19,008	952,301

Racetracks — 0.3%
Churchill Downs, Inc.	6,568	1,824,328
Empire Resorts, Inc.†#	1,967	24,725
International Speedway Corp., Class A	13,509	571,971
Penn National Gaming, Inc.†	60,132	1,329,519
Speedway Motorsports, Inc.	6,387	111,006

		3,861,549

Radio — 0.0%
Beasley Broadcast Group, Inc., Class A	4,440	22,822
Entercom Communications Corp., Class A#	71,399	466,235
Saga Communications, Inc., Class A	2,128	78,949

		568,006

Real Estate Investment Trusts — 7.3%
Acadia Realty Trust	44,931	1,288,172
AG Mtg. Investment Trust, Inc.	15,670	284,567
Agree Realty Corp.	16,822	1,002,087
Alexander & Baldwin, Inc.†	38,088	789,564
Alexander’s, Inc.	1,187	368,647
American Assets Trust, Inc.	21,468	893,498
Americold Realty Trust#	48,136	1,290,045
Anworth Mtg. Asset Corp.	54,310	243,852
Apollo Commercial Real Estate Finance, Inc.#	68,785	1,302,788

202

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Investment Trusts (continued)
Arbor Realty Trust, Inc.#	36,254	$429,610
Ares Commercial Real Estate Corp.	14,941	213,357
Armada Hoffler Properties, Inc.	27,123	412,541
ARMOUR Residential REIT, Inc.#	23,205	513,759
Ashford Hospitality Trust, Inc.	47,387	234,566
Blackstone Mtg. Trust, Inc., Class A#	62,362	2,188,906
Bluerock Residential Growth REIT, Inc.#	13,326	121,267
Braemar Hotels & Resorts, Inc.	16,314	154,983
BRT Apartments Corp.	5,032	57,415
Capstead Mtg. Corp.	51,319	396,696
CareTrust REIT, Inc.	44,823	897,356
CatchMark Timber Trust, Inc., Class A	27,388	227,046
CBL & Associates Properties, Inc.#	94,443	246,496
Cedar Realty Trust, Inc.	49,331	177,098
Chatham Lodging Trust	25,231	504,368
Cherry Hill Mtg. Investment Corp.	8,831	167,877
Chesapeake Lodging Trust	33,085	978,323
City Office REIT, Inc.	19,788	216,481
Clipper Realty, Inc.	8,288	106,915
Colony Credit Real Estate, Inc.	46,835	794,790
Community Healthcare Trust, Inc.	9,717	306,474
CoreCivic, Inc.	66,246	1,454,100
CorEnergy Infrastructure Trust, Inc.	6,633	240,446
CorePoint Lodging, Inc.†	23,074	324,651
Cousins Properties, Inc.	234,548	1,981,931
DiamondRock Hospitality Co.	115,630	1,218,740
Dynex Capital, Inc.	31,087	187,455
Easterly Government Properties, Inc.	33,762	615,144
EastGroup Properties, Inc.	19,621	1,962,492
Exantas Capital Corp.#	16,931	189,119
First Industrial Realty Trust, Inc.	69,475	2,227,368
Four Corners Property Trust, Inc.	37,782	1,048,073
Franklin Street Properties Corp.#	58,147	447,732
Front Yard Residential Corp.	27,505	247,820
GEO Group, Inc.	67,030	1,557,777
Getty Realty Corp.	18,267	558,788
Gladstone Commercial Corp.	15,680	300,115
Gladstone Land Corp.#	7,286	96,321
Global Medical REIT, Inc.	10,561	100,013
Global Net Lease, Inc.#	40,041	808,428
Government Properties Income Trust#	55,051	484,449
Great Ajax Corp.#	8,962	115,879
Healthcare Realty Trust, Inc.	69,159	2,143,929
Hersha Hospitality Trust	19,858	379,288
Independence Realty Trust, Inc.	48,650	491,365
Industrial Logistics Properties Trust#	11,256	237,164
InfraREIT, Inc.†	24,659	564,691
Innovative Industrial Properties, Inc.	3,579	176,624
Invesco Mtg. Capital, Inc.	62,667	978,859
Investors Real Estate Trust	66,884	356,492
iStar, Inc.#	36,295	387,631
Jernigan Capital, Inc.#	10,024	214,313
Kite Realty Group Trust	46,149	761,920
KKR Real Estate Finance Trust, Inc.	9,730	189,735
Ladder Capital Corp.	48,502	856,060
LaSalle Hotel Properties#	61,800	1,981,308
Lexington Realty Trust	120,167	1,055,066
LTC Properties, Inc.	21,942	1,018,986
Mack-Cali Realty Corp.	50,465	1,093,072
MedEquities Realty Trust, Inc.	15,957	109,146
Monmouth Real Estate Investment Corp.	43,167	601,316
National Health Investors, Inc.	22,806	1,778,412
National Storage Affiliates Trust	31,574	883,125
New Senior Investment Group, Inc.	41,621	221,007
New York Mortgage Trust, Inc.#	77,510	480,562

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
NexPoint Residential Trust, Inc.	9,207	$335,963
NorthStar Realty Europe Corp.	24,916	407,626
One Liberty Properties, Inc.	8,348	220,554
Orchid Island Capital, Inc.#	29,186	197,589
Pebblebrook Hotel Trust#	38,013	1,327,414
Pennsylvania Real Estate Investment Trust#	38,370	314,250
PennyMac Mtg. Investment Trust	33,421	703,512
Physicians Realty Trust	101,885	1,814,572
Piedmont Office Realty Trust, Inc., Class A	71,473	1,324,395
PotlatchDeltic Corp.	37,640	1,396,444
Preferred Apartment Communities, Inc., Class A	22,278	333,279
PS Business Parks, Inc.	11,105	1,566,027
QTS Realty Trust, Inc., Class A	28,415	1,153,365
Ready Capital Corp.	9,851	146,780
Redwood Trust, Inc.	45,834	764,969
Retail Opportunity Investments Corp.	61,963	1,121,530
Rexford Industrial Realty, Inc.	50,635	1,652,726
RLJ Lodging Trust	96,987	1,972,716
RPT Realty#	44,246	632,275
Ryman Hospitality Properties, Inc.	24,948	1,848,896
Sabra Health Care REIT, Inc.	99,230	1,914,147
Saul Centers, Inc.	6,580	346,437
Select Income REIT	49,326	951,992
Seritage Growth Properties, Class A#	18,218	691,191
Spirit MTA REIT	24,003	233,549
STAG Industrial, Inc.	58,632	1,570,751
Summit Hotel Properties, Inc.	57,676	643,087
Sunstone Hotel Investors, Inc.	127,287	1,942,400
Tanger Factory Outlet Centers, Inc.#	51,254	1,212,157
Terreno Realty Corp.	31,995	1,248,125
Tier REIT, Inc.	28,190	663,593
UMH Properties, Inc.	18,522	241,342
Universal Health Realty Income Trust	7,148	501,861
Urban Edge Properties	61,018	1,216,699
Urstadt Biddle Properties, Inc., Class A	16,489	339,344
Washington Prime Group, Inc.#	104,249	651,556
Washington Real Estate Investment Trust	43,954	1,185,000
Western Asset Mtg. Capital Corp.#	22,561	227,640
Xenia Hotels & Resorts, Inc.	62,847	1,277,051

		86,229,260

Real Estate Management/Services — 0.2%
Farmland Partners, Inc.#	17,687	109,659
HFF, Inc., Class A	20,938	845,895
Marcus & Millichap, Inc.†	10,843	395,661
Maui Land & Pineapple Co., Inc.†	3,781	43,595
Newmark Group, Inc., Class A	12,975	108,990
RE/MAX Holdings, Inc., Class A	9,944	327,854
Redfin Corp.†#	44,156	748,886
RMR Group, Inc., Class A	3,927	253,841
Safety Income and Growth, Inc.	4,411	87,073

		2,921,454

Real Estate Operations & Development — 0.2%
American Realty Investors, Inc.†#	1,153	18,909
Consolidated-Tomoka Land Co.	2,170	125,903
Cushman & Wakefield PLC†	25,326	471,570
Essential Properties Realty Trust, Inc.	19,851	280,892
Forestar Group, Inc.†	5,881	94,331
Griffin Industrial Realty, Inc.	464	16,449
McGrath RentCorp	13,443	718,260
Stratus Properties, Inc.†	3,273	88,895
Transcontinental Realty Investors, Inc.†#	934	33,717
Trinity Place Holdings, Inc.†#	9,781	48,220

203

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Real Estate Operations & Development (continued)
Whitestone REIT	21,287	$299,721

		2,196,867

Recreational Centers — 0.3%
Planet Fitness, Inc., Class A†	49,329	2,723,947
St. Joe Co.†#	19,647	294,705
Town Sports International Holdings, Inc.†	8,077	57,428

		3,076,080

Recreational Vehicles — 0.1%
Camping World Holdings, Inc., Class A#	18,075	341,075
Malibu Boats, Inc., Class A†	11,416	552,763
MasterCraft Boat Holdings, Inc.†	10,281	266,381

		1,160,219

Rental Auto/Equipment — 0.4%
Aaron’s, Inc.	38,613	1,807,088
Avis Budget Group, Inc.†	37,231	1,090,496
CAI International, Inc.†	9,600	235,296
Herc Holdings, Inc.†	13,393	477,728
Hertz Global Holdings, Inc.†#	30,577	572,096
Rent-A-Center, Inc.†	24,742	363,213
Textainer Group Holdings, Ltd.†	15,204	169,525

		4,715,442

Resorts/Theme Parks — 0.2%
Marriott Vacations Worldwide Corp.	21,701	1,762,121
SeaWorld Entertainment, Inc.†	30,623	872,143

		2,634,264

Retail - Apparel/Shoe — 0.9%
Abercrombie & Fitch Co., Class A	37,942	793,367
American Eagle Outfitters, Inc.	89,965	1,882,967
Ascena Retail Group, Inc.†	97,650	294,903
Boot Barn Holdings, Inc.†	15,428	349,290
Buckle, Inc.	16,063	306,803
Caleres, Inc.	23,474	709,619
Cato Corp., Class A	12,647	191,096
Chico’s FAS, Inc.	71,288	384,955
Children’s Place, Inc.#	9,009	1,167,927
DSW, Inc., Class A	38,307	1,062,636
Duluth Holdings, Inc., Class B†#	4,601	144,379
Express, Inc.†#	40,591	253,288
Francesca’s Holdings Corp.†#	19,422	38,650
Genesco, Inc.†	10,839	452,637
Guess?, Inc.	32,116	764,361
J. Jill, Inc.†	9,162	56,530
RTW RetailWinds, Inc.†	16,147	54,092
Shoe Carnival, Inc.#	5,919	224,508
Tailored Brands, Inc.#	27,701	634,353
Tilly’s, Inc., Class A	8,078	92,978
Vera Bradley, Inc.†	12,644	139,337
Winmark Corp.	1,388	205,854

		10,204,530

Retail - Appliances — 0.0%
Conn’s, Inc.†#	10,958	305,838

Retail - Automobile — 0.4%
America’s Car-Mart, Inc.†	3,363	249,568
Asbury Automotive Group, Inc.†	11,234	776,494
Carvana Co.†#	18,057	781,688
Group 1 Automotive, Inc.	10,690	600,778
Lithia Motors, Inc., Class A#	12,796	1,060,277
Rush Enterprises, Inc., Class A	16,762	638,632
Rush Enterprises, Inc., Class B	2,477	95,835

Security Description	Shares	Value (Note 2)

Retail - Automobile (continued)
Sonic Automotive, Inc., Class A#	13,369	$211,096

		4,414,368

Retail - Bedding — 0.1%
Bed Bath & Beyond, Inc.#	75,009	966,116

Retail - Bookstores — 0.0%
Barnes & Noble Education, Inc.†	21,411	142,811
Barnes & Noble, Inc.#	33,245	251,665

		394,476

Retail - Building Products — 0.3%
At Home Group, Inc.†#	24,656	702,696
Beacon Roofing Supply, Inc.†	38,025	1,325,551
BMC Stock Holdings, Inc.†	37,591	639,423
Foundation Building Materials, Inc.†#	8,222	80,411
GMS, Inc.†	18,163	341,283
Tile Shop Holdings, Inc.	22,421	132,508

		3,221,872

Retail - Computer Equipment — 0.0%
PC Connection, Inc.	6,434	201,642

Retail - Discount — 0.4%
Big Lots, Inc.	22,398	975,657
BJ’s Wholesale Club Holdings, Inc.†#	39,539	923,631
Citi Trends, Inc.	7,088	145,304
Ollie’s Bargain Outlet Holdings, Inc.†	27,725	2,459,207

		4,503,799

Retail - Drug Store — 0.1%
Rite Aid Corp.†#	586,953	651,518

Retail - Floor Coverings — 0.0%
Lumber Liquidators Holdings, Inc.†	15,870	200,438

Retail - Hair Salons — 0.0%
Regis Corp.†	19,742	360,686

Retail-Home Furnishings — 0.2%
Bassett Furniture Industries, Inc.	5,696	119,787
Haverty Furniture Cos., Inc.	10,537	215,903
Kirkland’s, Inc.†	8,781	95,274
La-Z-Boy, Inc.	26,035	761,003
Lovesac Co.†	1,970	34,534
Pier 1 Imports, Inc.#	45,572	65,624
RH†#	10,752	1,248,737

		2,540,862

Retail - Jewelry — 0.2%
Movado Group, Inc.	8,773	330,216
Signet Jewelers, Ltd.	32,919	1,734,831

		2,065,047

Retail - Leisure Products — 0.1%
MarineMax, Inc.†	14,517	308,196
Party City Holdco, Inc.†#	31,609	377,727

		685,923

Retail - Major Department Stores — 0.0%
J.C. Penney Co., Inc.†#	175,096	250,387

Retail - Misc./Diversified — 0.6%
Container Store Group, Inc.†	8,898	48,316
Five Below, Inc.†	30,470	3,192,951
Gaia, Inc.†#	6,276	81,839
GameStop Corp., Class A#	55,916	763,813
Hudson, Ltd., Class A†	22,184	460,318
PriceSmart, Inc.	12,334	825,021

204

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Misc./Diversified (continued)
Sally Beauty Holdings, Inc.†#	67,225	$1,419,120

		6,791,378

Retail - Office Supplies — 0.1%
Office Depot, Inc.	309,750	1,000,492

Retail - Pawn Shops — 0.2%
EZCORP, Inc., Class A†#	27,924	265,837
FirstCash, Inc.	24,241	2,158,661

		2,424,498

Retail - Pet Food & Supplies — 0.1%
Freshpet, Inc.†	14,633	482,889
PetIQ, Inc.†#	6,214	193,877
PetMed Express, Inc.#	11,130	268,121

		944,887

Retail - Petroleum Products — 0.1%
World Fuel Services Corp.	37,368	963,721

Retail - Regional Department Stores — 0.0%
Dillard’s, Inc., Class A#	6,491	450,410

Retail - Restaurants — 1.6%
Biglari Holdings, Inc., Class A†	104	72,670
Biglari Holdings, Inc., Class B†	526	75,244
BJ’s Restaurants, Inc.	11,526	626,092
Bloomin’ Brands, Inc.	46,729	913,552
Bojangles’, Inc.†	9,709	156,218
Brinker International, Inc.#	24,474	1,250,132
Cannae Holdings, Inc.†	38,450	670,183
Carrols Restaurant Group, Inc.†	19,371	213,468
Cheesecake Factory, Inc.#	23,839	1,124,962
Chuy’s Holdings, Inc.†	9,334	199,748
Cracker Barrel Old Country Store, Inc.	10,736	1,941,176
Dave & Buster’s Entertainment, Inc.	22,222	1,263,543
Del Frisco’s Restaurant Group, Inc.†	18,450	126,752
Del Taco Restaurants, Inc.†	17,326	185,561
Denny’s Corp.†	34,579	571,937
Dine Brands Global, Inc.#	9,344	833,298
El Pollo Loco Holdings, Inc.†	11,955	182,553
Fiesta Restaurant Group, Inc.†	13,243	249,631
Habit Restaurants, Inc., Class A†	11,373	142,163
J Alexander’s Holdings, Inc.†	7,163	73,206
Jack in the Box, Inc.	15,163	1,344,806
Noodles & Co.†	7,811	61,785
Papa John’s International, Inc.#	12,383	594,260
Potbelly Corp.†	12,766	129,958
Red Robin Gourmet Burgers, Inc.†#	7,242	251,225
Ruth’s Hospitality Group, Inc.	16,107	394,138
Shake Shack, Inc., Class A†	13,751	763,868
Sonic Corp.	19,287	838,020
Texas Roadhouse, Inc.	37,824	2,497,519
Wingstop, Inc.	16,196	1,062,782

		18,810,450

Retail - Sporting Goods — 0.0%
Big 5 Sporting Goods Corp.#	11,195	41,310
Hibbett Sports, Inc.†#	10,579	163,869
Sportsman’s Warehouse Holdings, Inc.†#	20,711	93,199
Zumiez, Inc.†	10,352	204,141

		502,519

Retail - Vision Service Center — 0.1%
National Vision Holdings, Inc.†	27,097	996,357

Retail - Vitamins & Nutrition Supplements — 0.0%
GNC Holdings, Inc., Class A†#	45,792	130,507

Security Description	Shares	Value (Note 2)

Retirement/Aged Care — 0.1%
Brookdale Senior Living, Inc.†	104,263	$891,449
Capital Senior Living Corp.†	13,719	123,471

		1,014,920

Rubber - Tires — 0.1%
Cooper Tire & Rubber Co.#	28,292	967,586

Rubber/Plastic Products — 0.4%
Myers Industries, Inc.	19,630	323,895
Proto Labs, Inc.†	15,115	1,945,149
Raven Industries, Inc.	19,993	806,718
Trinseo SA	23,895	1,207,414

		4,283,176

Satellite Telecom — 0.2%
Gogo, Inc.†#	32,172	136,088
Intelsat SA†	25,445	632,817
Iridium Communications, Inc.†#	53,535	1,278,416
Loral Space & Communications, Inc.†	7,161	304,414

		2,351,735

Savings & Loans/Thrifts — 1.5%
Axos Financial, Inc.†#	33,006	1,029,787
Banc of California, Inc.#	23,994	412,697
BankFinancial Corp.	7,546	112,662
Beneficial Bancorp, Inc.	38,053	589,060
Berkshire Hills Bancorp, Inc.	22,710	775,547
Brookline Bancorp, Inc.	44,066	682,142
BSB Bancorp, Inc.†	4,696	154,170
Capitol Federal Financial, Inc.	71,861	1,008,928
Community Bankers Trust Corp.†	11,974	99,025
Dime Community Bancshares, Inc.	18,092	330,179
Entegra Financial Corp.†	3,744	86,636
ESSA Bancorp, Inc.	5,303	85,113
First Defiance Financial Corp.	11,122	313,418
First Financial Northwest, Inc.	4,649	70,758
First Savings Financial Group, Inc.#	1,016	58,237
Flagstar Bancorp, Inc.†	16,480	534,776
Flushing Financial Corp.	15,289	357,304
FS Bancorp, Inc.	1,762	84,329
Greene County Bancorp, Inc.#	1,694	57,562
Hingham Institution for Savings	740	164,428
Home Bancorp, Inc.	4,363	165,707
HomeTrust Bancshares, Inc.	9,766	253,818
Investors Bancorp, Inc.	137,879	1,693,154
Malvern Bancorp, Inc.†	3,562	74,446
Meridian Bancorp, Inc.	26,806	438,278
MutualFirst Financial, Inc.	3,259	115,336
Northfield Bancorp, Inc.	24,222	341,288
Northwest Bancshares, Inc.	53,358	956,709
OceanFirst Financial Corp.	26,487	682,570
Oconee Federal Financial Corp.#	528	13,834
Oritani Financial Corp.	22,384	348,967
Pacific Premier Bancorp, Inc.†#	25,418	784,654
Provident Financial Services, Inc.	34,593	888,348
Prudential Bancorp, Inc.	4,951	87,880
Riverview Bancorp, Inc.	11,827	96,272
SI Financial Group, Inc.	6,185	84,178
Southern Missouri Bancorp, Inc.	3,956	143,722
Territorial Bancorp, Inc.	4,340	120,869
Timberland Bancorp, Inc.	3,638	102,955
United Community Financial Corp.	27,041	258,782
United Financial Bancorp, Inc.	28,281	463,243
Washington Federal, Inc.	46,567	1,341,595
Waterstone Financial, Inc.	14,212	238,193

205

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Savings & Loans/Thrifts (continued)
WSFS Financial Corp.	16,816	$707,449

		17,409,005

Schools — 0.6%
Adtalem Global Education, Inc.†	33,394	1,928,170
American Public Education, Inc.†	8,935	282,703
Cambium Learning Group, Inc.†	8,073	116,897
Career Education Corp.†	37,901	511,284
Chegg, Inc.†	60,470	1,690,137
K12, Inc.†	20,526	489,750
Laureate Education, Inc., Class A†	46,614	687,557
Strategic Education, Inc.	11,653	1,590,518

		7,297,016

Security Services — 0.2%
Brink’s Co.	28,040	1,985,793

Seismic Data Collection — 0.0%
Dawson Geophysical Co.†	11,770	43,784
ION Geophysical Corp.†	5,928	52,463

		96,247

Semiconductor Components - Integrated Circuits — 0.6%
Cirrus Logic, Inc.†	34,178	1,279,624
Integrated Device Technology, Inc.†	72,303	3,466,206
MaxLinear, Inc.†#	34,864	711,226
Power Integrations, Inc.	15,975	1,012,176

		6,469,232

Semiconductor Equipment — 0.7%
ACM Research, Inc., Class A†#	4,663	51,992
Advanced Energy Industries, Inc.†	21,862	1,028,388
Aquantia Corp.†#	12,012	117,117
Axcelis Technologies, Inc.†	17,872	356,010
Brooks Automation, Inc.	38,761	1,176,784
Cabot Microelectronics Corp.	15,843	1,702,806
Cohu, Inc.	22,098	433,121
Entegris, Inc.	79,172	2,327,657
FormFactor, Inc.†	41,238	680,015
Nanometrics, Inc.†	12,706	408,117
Ultra Clean Holdings, Inc.†#	21,432	201,461
Veeco Instruments, Inc.†	26,961	236,178

		8,719,646

Steel Pipe & Tube — 0.1%
Advanced Drainage Systems, Inc.	20,185	550,445
Northwest Pipe Co.†	5,326	125,641
Omega Flex, Inc.	1,623	89,914
TimkenSteel Corp.†#	22,303	246,225

		1,012,225

Steel - Producers — 0.3%
AK Steel Holding Corp.†#	175,680	541,094
Carpenter Technology Corp.	26,015	1,120,726
Commercial Metals Co.	64,946	1,251,510
Ryerson Holding Corp.†	8,879	72,719
Schnitzer Steel Industries, Inc., Class A	14,608	409,170
Shiloh Industries, Inc.†	8,223	65,537

		3,460,756

Steel - Specialty — 0.2%
Allegheny Technologies, Inc.†#	70,021	1,838,751
Universal Stainless & Alloy Products, Inc.†	4,679	91,568

		1,930,319

Security Description	Shares	Value (Note 2)

Storage/Warehousing — 0.1%
Mobile Mini, Inc.	24,780	$1,001,608

SupraNational Banks — 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	17,066	298,655

Telecom Equipment - Fiber Optics — 0.6%
Acacia Communications, Inc.†	15,258	654,263
Ciena Corp.†	79,935	2,607,480
Clearfield, Inc.†	6,264	77,298
Finisar Corp.†#	65,442	1,528,071
Harmonic, Inc.†	46,414	260,847
KVH Industries, Inc.†	9,023	101,689
Oclaro, Inc.†	93,859	757,442
Viavi Solutions, Inc.†	126,796	1,285,711

		7,272,801

Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.#	39,128	538,401
Fusion Connect, Inc.†#	11,917	26,813
GTT Communications, Inc.†#	23,664	796,530
HC2 Holdings, Inc.†#	23,717	74,946
Ooma, Inc.†	10,188	152,209
ORBCOMM, Inc.†	40,797	386,755
RigNet, Inc.†	7,834	142,422
Spok Holdings, Inc.	10,207	148,716
Vonage Holdings Corp.†	123,318	1,305,938

		3,572,730

Telecommunication Equipment — 0.2%
ADTRAN, Inc.	26,711	332,552
Aerohive Networks, Inc.†	18,509	67,743
Casa Systems, Inc.†	15,096	234,743
DASAN Zhone Solutions, Inc.†	3,275	42,575
Maxar Technologies, Ltd.	31,591	523,147
Plantronics, Inc.	18,492	846,379
Preformed Line Products Co.	1,708	109,585
Quantenna Communications, Inc.†	18,836	282,163

		2,438,887

Telephone - Integrated — 0.2%
Cincinnati Bell, Inc.†	25,576	317,654
Frontier Communications Corp.#	58,177	207,692
Shenandoah Telecommunications Co.	26,035	1,300,709
Windstream Holdings, Inc.†#	22,746	68,465

		1,894,520

Television — 0.7%
Central European Media Enterprises, Ltd., Class A†#	48,050	157,604
Gray Television, Inc.†	44,555	823,822
Nexstar Media Group, Inc., Class A#	24,972	2,063,686
Sinclair Broadcast Group, Inc., Class A	40,204	1,264,416
TEGNA, Inc.	120,926	1,607,107
World Wrestling Entertainment, Inc., Class A#	23,995	1,774,670

		7,691,305

Textile - Apparel — 0.0%
Unifi, Inc.†	8,711	241,904

Textile - Products — 0.0%
Culp, Inc.	6,223	127,509

Theaters — 0.1%
AMC Entertainment Holdings, Inc., Class A#	28,980	395,577
National CineMedia, Inc.	43,021	297,275
Reading International, Inc., Class A†	9,363	142,973

		835,825

206

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Therapeutics — 0.4%
Akebia Therapeutics, Inc.†#	28,112	$227,145
Anika Therapeutics, Inc.†	7,946	273,740
Fennec Pharmaceuticals, Inc.†#	6,469	43,342
Flexion Therapeutics, Inc.†#	18,728	305,454
G1 Therapeutics, Inc.†	11,621	444,271
La Jolla Pharmaceutical Co.†#	11,956	173,003
MannKind Corp.†#	78,099	139,016
Mersana Therapeutics, Inc.†#	7,021	37,211
Mirati Therapeutics, Inc.†#	11,247	434,022
Portola Pharmaceuticals, Inc.†#	36,305	793,264
Proteostasis Therapeutics, Inc.†	14,272	72,359
Recro Pharma, Inc.†	9,829	64,576
Vital Therapies, Inc.†	16,950	5,363
Xencor, Inc.†	25,769	1,082,556
Zafgen, Inc.†	16,996	85,660

		4,180,982

Tobacco — 0.2%
22nd Century Group, Inc.†	64,787	196,952
Pyxus International, Inc.†#	4,679	66,863
Turning Point Brands, Inc.	4,411	131,448
Universal Corp.	13,776	873,398
Vector Group, Ltd.	57,118	719,687

		1,988,348

Toys — 0.0%
Funko, Inc., Class A†#	5,854	87,986

Trading Companies & Distributors — 0.0%
EVI Industries, Inc.	2,090	73,986

Traffic Management Sys — 0.0%
Arlo Technologies, Inc.†#	6,611	79,530

Transactional Software — 0.2%
ACI Worldwide, Inc.†	63,993	1,848,118
InnerWorkings, Inc.†	24,004	101,297

		1,949,415

Transport - Air Freight — 0.1%
Air Transport Services Group, Inc.†	32,551	603,170
Atlas Air Worldwide Holdings, Inc.†	13,207	703,273

		1,306,443

Transport - Equipment & Leasing — 0.2%
GATX Corp.#	20,965	1,750,787
General Finance Corp.†	5,439	74,242
Greenbrier Cos., Inc.	17,651	863,310
Willis Lease Finance Corp.†	1,722	63,439

		2,751,778

Transport - Marine — 0.5%
Ardmore Shipping Corp.†	18,627	109,713
Costamare, Inc.	27,200	144,160
DHT Holdings, Inc.	51,247	231,637
Dorian LPG, Ltd.†	15,454	108,642
Eagle Bulk Shipping, Inc.†	26,602	124,497
Frontline, Ltd.†#	42,892	311,396
GasLog, Ltd.	22,717	471,605
Genco Shipping & Trading, Ltd.†	5,443	45,449
Golar LNG, Ltd.#	52,766	1,405,686
International Seaways, Inc.†#	12,128	233,828
Nordic American Tankers, Ltd.#	78,218	230,743
Overseas Shipholding Group, Inc., Class A†	31,786	68,022
Safe Bulkers, Inc.†	28,358	56,432
Scorpio Bulkers, Inc.	32,450	198,270
Scorpio Tankers, Inc.#	163,747	338,956

Security Description	Shares	Value (Note 2)

Transport - Marine (continued)
Ship Finance International, Ltd.	46,483	$603,349
Teekay Corp.#	38,209	168,502
Teekay Tankers, Ltd., Class A	106,594	120,451
Tidewater, Inc.†#	15,739	374,273

		5,345,611

Transport - Services — 0.3%
CryoPort, Inc.†#	14,391	155,711
Daseke, Inc.†	22,876	91,962
Echo Global Logistics, Inc.†	15,599	395,747
Forward Air Corp.	16,364	1,068,242
Hub Group, Inc., Class A†	18,226	809,963
Matson, Inc.	23,627	929,722
Radiant Logistics, Inc.†	21,700	118,048
Universal Logistics Holdings, Inc.	4,635	108,320

		3,677,715

Transport - Truck — 0.3%
ArcBest Corp.	14,316	576,362
Covenant Transportation Group, Inc., Class A†	6,878	156,681
Heartland Express, Inc.	26,069	540,932
Marten Transport, Ltd.	21,809	424,839
P.A.M. Transportation Services, Inc.†	1,210	62,509
Saia, Inc.†	14,295	862,131
US Xpress Enterprises, Inc. Class A†	11,686	96,176
USA Truck, Inc.†	4,414	90,531
Werner Enterprises, Inc.	26,666	902,911
YRC Worldwide, Inc.†	18,514	104,789

		3,817,861

Travel Services — 0.1%
Liberty TripAdvisor Holdings, Inc., Class A†	40,501	770,734

Venture Capital — 0.0%
Safeguard Scientifics, Inc.†	10,754	96,356

Veterinary Diagnostics — 0.2%
Heska Corp.†	3,714	386,182
Neogen Corp.†	28,040	1,818,674

		2,204,856

Virtual Reality Products — 0.0%
Vuzix Corp.†#	13,131	72,746

Vitamins & Nutrition Products — 0.1%
Natural Grocers by Vitamin Cottage, Inc.†	5,031	95,237
Natural Health Trends Corp.	4,107	87,808
Nature’s Sunshine Products, Inc.†	4,753	43,727
USANA Health Sciences, Inc.†	7,064	864,492

		1,091,264

Water — 0.4%
American States Water Co.	20,409	1,369,036
Artesian Resources Corp., Class A	4,422	160,784
California Water Service Group	26,784	1,224,565
Connecticut Water Service, Inc.	6,721	467,647
Consolidated Water Co., Ltd.	8,206	101,672
Global Water Resources, Inc.	6,031	61,335
Middlesex Water Co.	8,879	460,287
PICO Holdings, Inc.†	11,261	109,795
SJW Group	9,609	538,488
York Water Co.	7,181	237,835

		4,731,444

Water Treatment Systems — 0.1%
AquaVenture Holdings, Ltd.†	6,079	114,164
Energy Recovery, Inc.†#	20,093	164,160

207

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Water Treatment Systems (continued)
Evoqua Water Technologies Corp.†#	42,211	$385,808
Pure Cycle Corp.†	9,535	100,117

		764,249

Web Hosting/Design — 0.2%
Endurance International Group Holdings, Inc.†	39,143	324,887
NIC, Inc.	35,892	466,596
Q2 Holdings, Inc.†	20,420	1,108,602

		1,900,085

Web Portals/ISP — 0.0%
Meet Group, Inc.†	38,850	156,566

Wire & Cable Products — 0.2%
Belden, Inc.#	22,539	1,257,225
Encore Wire Corp.	11,357	567,396
Insteel Industries, Inc.	10,162	279,862

		2,104,483

Wireless Equipment — 0.4%
CalAmp Corp.†	19,149	338,937
InterDigital, Inc.	19,300	1,452,518
pdvWireless, Inc.†	5,220	226,757
Ribbon Communications, Inc.†	29,390	156,943
ViaSat, Inc.†#	30,879	2,134,974

		4,310,129

Wound, Burn & Skin Care — 0.0%
Dermira, Inc.†#	19,414	225,397

X-Ray Equipment — 0.1%
Varex Imaging Corp.†#	21,287	560,913
ViewRay, Inc.†#	33,620	225,590

		786,503

Total Common Stocks
(cost $879,446,086)		1,133,461,252

RIGHTS — 0.0%
Medical Products — 0.0%
Pulse Biosciences, Inc.†# Expires 12/06/2018 (Strike Price $13.33)	5,925	0

Medical - Biomedical/Gene — 0.0%
Xoma Corp.†# Expires 12/14/2018 (Strike Price $13.00)	365	742

Total Rights
(cost $0)		742

WARRANTS — 0.0%
Finance - Other Services — 0.0%
Emergent Capital, Inc.† Expires 10/01/2019 (Strike Price $10.75) (cost $0)	1,320	0

Total Long-Term Investment Securities
(cost $879,446,086)		1,133,461,994

SHORT-TERM INVESTMENT SECURITIES — 2.7%
Registered Investment Companies — 2.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(3)(4)	25,402,028	25,402,028

Security Description	Principal Amount	Value (Note 2)

U.S. Government Treasuries — 0.5%
United States Treasury Bills 2.11% due 01/03/2019(5)	$3,000,000	$2,994,217
2.12% due 12/27/2018(5)	740,000	738,912
2.25% due 02/07/2019(5)	500,000	497,892
2.37% due 03/28/2019(5)	2,000,000	1,984,890

		6,215,911

Total Short-Term Investment Securities
(cost $31,617,783)		31,617,939

REPURCHASE AGREEMENTS — 3.0%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $34,648,213 collateralized by $35,910,000 of U.S. Treasury Notes, bearing interest at 2.50% due 01/31/2025 and having an approximate value of $35,343,987 (cost $34,647,000)	34,647,000	34,647,000

TOTAL INVESTMENTS
(cost $945,710,869)(6)	102.1%	1,199,726,933
Liabilities in excess of other assets	(2.1)	(24,329,090)

NET ASSETS	100.0%	$1,175,397,843

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).
(2)	Illiquid security. At November 30, 2018, the aggregate value of these securities was $36,703 representing 0.0% of net assets.
(3)

At November 30, 2018, the Fund had loaned securities with a total value of $203,215,729. This was secured by collateral of $25,402,028, which was received in cash and subsequently invested in short-term investments currently valued at $25,402,028 as reported in the Portfolio of Investments. Additional collateral of $183,170,310 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$5,857,815
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	9,111,415
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	2,025,758
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	9,167,252
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	157,008,070

(4)	The rate shown is the 7-day yield as of November 30, 2018.
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

208

VALIC Company I Small Cap Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
491	Long	Russell 2000 E-Mini Index	December 2018	$39,840,351	$37,674,430	$(2,165,921)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Chemicals-Plastics	$1,730,372	$—	$21,914	$1,752,286
Finance-Commercial	881,340	—	9,676	891,016
Medical-Biomedical/Gene	54,935,037	—	2,429	54,937,466
Medical-Drugs	27,357,250	—	2,684	27,359,934
Metal-Diversified	—	—	0	0
Multimedia	1,200,034	—	0	1,200,034
Oil Companies - Exploration & Production	16,142,208	—	0	16,142,208
Other Industries	1,031,178,308	—	—	1,031,178,308
Rights	—	742	—	742
Warrants	—	0	—	0
Short-Term Investment Securities:
Registered Investment Companies	25,402,028	—	—	25,402,028
U.S. Government Treasuries	—	6,215,911	—	6,215,911
Repurchase Agreements	—	34,647,000	—	34,647,000

Total Investment at Value	$1,158,826,577	$40,863,653	$36,703	$1,199,726,933

LIABILITIES:
Other Financial Instruments:+
Futures Contracts	$2,165,921	$—	$—	$2,165,921

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
+

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swaps and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund. There were no transfers during the reporting period.

See Notes to Financial Statements

209

VALIC Company I Small Cap Special Values Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Banks — Commercial	11.6%
Retail — Restaurants	5.8
Food — Misc./Diversified	3.5
Insurance — Property/Casualty	3.4
Real Estate Investment Trusts	3.4
Metal Processors & Fabrication	3.3
Chemicals — Diversified	3.1
Consumer Products — Misc.	3.0
Paper & Related Products	2.9
Electric — Integrated	2.8
Printing — Commercial	2.6
Building & Construction Products — Misc.	2.5
Building Products — Cement	2.1
Investment Management/Advisor Services	2.0
Chemicals — Specialty	2.0
Machinery — Pumps	1.9
Oil Companies — Exploration & Production	1.8
Electronic Components — Misc.	1.8
Machinery — Electrical	1.8
Computer Services	1.8
Investment Companies	1.7
Semiconductor Equipment	1.6
Containers — Metal/Glass	1.5
Electronic Measurement Instruments	1.5
Batteries/Battery Systems	1.4
Electric Products — Misc.	1.4
Registered Investment Companies	1.2
Oil — Field Services	1.2
Wire & Cable Products	1.2
Identification Systems	1.1
Miscellaneous Manufacturing	1.1
Machinery — General Industrial	1.1
Diversified Operations	1.0
Oil & Gas Drilling	1.0
Auto/Truck Parts & Equipment — Replacement	1.0
Medical — Drugs	1.0
Diversified Operations/Commercial Services	1.0
Beverages — Non-alcoholic	1.0
Networking Products	0.9
Footwear & Related Apparel	0.8
Publishing — Newspapers	0.8
Chemicals — Plastics	0.7
Food — Confectionery	0.6
Computers — Integrated Systems	0.6
Medical — Biomedical/Gene	0.6
Human Resources	0.6
Office Supplies & Forms	0.6
Quarrying	0.5
E-Marketing/Info	0.5
Medical Products	0.5
Apparel Manufacturers	0.4
Lasers — System/Components	0.4
Electronic Components — Semiconductors	0.3
Building Products — Doors & Windows	0.3
Finance — Leasing Companies	0.3
Telecom Services	0.3
Computer Software	0.3
Retail — Apparel/Shoe	0.3
Medical Instruments	0.2
Building — Mobile Home/Manufactured Housing	0.2
Oil Field Machinery & Equipment	0.2
Commercial Services — Finance	0.1

96.1%

*	Calculated as a percentage of net assets

210

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 94.5%
Apparel Manufacturers — 0.4%
Delta Apparel, Inc.†	54,728	$1,039,832

Auto/Truck Parts & Equipment - Replacement — 1.0%
Douglas Dynamics, Inc.	70,023	2,609,757

Banks - Commercial — 11.6%
Associated Banc-Corp.	156,199	3,619,131
First Citizens BancShares, Inc., Class A	12,481	5,360,215
First Hawaiian, Inc.	95,118	2,474,970
Hancock Holding Co.†	76,675	3,083,869
IBERIABANK Corp.	39,702	2,967,725
Renasant Corp.	105,017	3,838,371
South State Corp.	39,481	2,864,741
UMB Financial Corp.	87,471	5,919,163

		30,128,185

Batteries/Battery Systems — 1.4%
EnerSys	41,229	3,602,178

Beverages - Non-alcoholic — 1.0%
Cott Corp.	167,713	2,490,538

Building & Construction Products - Misc. — 2.5%
Quanex Building Products Corp.	122,424	1,933,075
Simpson Manufacturing Co., Inc.	75,998	4,445,883

		6,378,958

Building Products - Cement — 2.1%
Eagle Materials, Inc.	76,302	5,570,046

Building Products - Doors & Windows — 0.3%
Griffon Corp.	65,504	796,529

Building - Mobile Home/Manufactured Housing — 0.2%
Skyline Champion Corp.#	22,254	501,160

Chemicals - Diversified — 3.1%
Innophos Holdings, Inc.	17,931	497,406
Innospec, Inc.	80,090	5,905,837
Quaker Chemical Corp.	7,438	1,534,013

		7,937,256

Chemicals - Plastics — 0.7%
A. Schulman, Inc. CVR†(1)(4)	71,421	103,917
PolyOne Corp.	53,458	1,797,258

		1,901,175

Chemicals - Specialty — 2.0%
Ferro Corp.†	41,528	801,490
PQ Group Holdings, Inc.†	69,764	1,070,878
Sensient Technologies Corp.#	49,854	3,203,618

		5,075,986

Commercial Services - Finance — 0.1%
Liberty Tax, Inc.	27,238	332,031

Computer Services — 1.8%
Conduent, Inc.†	85,937	1,101,713
MAXIMUS, Inc.	17,543	1,247,658
Sykes Enterprises, Inc.†	79,155	2,186,261

		4,535,632

Computer Software — 0.3%
Cision, Ltd.†	55,559	695,599

Computers-Integrated Systems — 0.6%
NCR Corp.†#	59,803	1,657,141

Computers - Memory Devices — 0.0%
GlassBridge Enterprises, Inc.†(4)	58,692	14,673

Security Description	Shares	Value (Note 2)

Consumer Products - Misc. — 3.0%
Central Garden & Pet Co.†#	77,361	$2,618,670
Central Garden & Pet Co., Class A†	57,434	1,786,197
Helen of Troy, Ltd.†	24,405	3,490,647

		7,895,514

Containers - Metal/Glass — 1.5%
Silgan Holdings, Inc.	154,610	3,981,207

Diversified Operations — 1.0%
Spectrum Brands Holdings, Inc.	53,503	2,641,978

Diversified Operations/Commercial Services — 1.0%
Viad Corp.	50,051	2,520,068

E-Marketing/Info — 0.5%
New Media Investment Group, Inc.	101,904	1,345,133

Electric Products - Misc. — 1.4%
Novanta, Inc.†	55,171	3,582,253

Electric - Integrated — 2.8%
Hawaiian Electric Industries, Inc.	124,619	4,775,400
IDACORP, Inc.	25,416	2,496,868

		7,272,268

Electronic Components - Misc. — 1.8%
Atkore International Group, Inc.†	147,954	3,021,221
AVX Corp.	104,086	1,716,378

		4,737,599

Electronic Components - Semiconductors — 0.3%
DSP Group, Inc.†	67,589	829,317

Electronic Measurement Instruments — 1.5%
Badger Meter, Inc.	30,538	1,694,859
Orbotech, Ltd.†#	38,576	2,238,179

		3,933,038

Finance - Leasing Companies — 0.3%
Aircastle, Ltd.	40,852	761,890

Food - Confectionery — 0.6%
Hostess Brands, Inc.†	142,962	1,665,507

Food - Misc./Diversified — 3.5%
J&J Snack Foods Corp.	16,970	2,662,084
Nomad Foods, Ltd.†	226,527	4,580,376
TreeHouse Foods, Inc.†	37,325	1,963,295

		9,205,755

Footwear & Related Apparel — 0.8%
Steven Madden, Ltd.	66,355	2,138,622

Human Resources — 0.6%
Korn/Ferry International	33,246	1,628,057

Identification Systems — 1.1%
Brady Corp., Class A	67,460	2,938,558

Insurance - Property/Casualty — 3.4%
Hanover Insurance Group, Inc.	9,431	1,081,830
ProAssurance Corp.	76,405	3,341,190
Stewart Information Services Corp.	74,779	3,145,205
White Mountains Insurance Group, Ltd.	1,429	1,327,184

		8,895,409

Investment Companies — 1.3%
Apollo Investment Corp.#	288,123	1,512,646
New Mountain Finance Corp.#	127,818	1,739,603

		3,252,249

211

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCK (continued)
Investment Management/Advisor Services — 2.0%
Artisan Partners Asset Management, Inc., Class A	107,854	$2,936,864
Westwood Holdings Group, Inc.	56,250	2,206,125

		5,142,989

Lasers - System/Components — 0.4%
Coherent, Inc.†#	6,757	933,547

Machinery - Electrical — 1.8%
Franklin Electric Co., Inc.	103,142	4,667,175

Machinery - General Industrial — 1.1%
Kadant, Inc.	30,208	2,751,345

Machinery - Pumps — 1.9%
CSW Industrials, Inc.†	76,837	4,070,056
NN, Inc.	109,748	787,991

		4,858,047

Medical Instruments — 0.2%
Avanos Medical, Inc.†	10,564	504,008

Medical Products — 0.5%
Hanger, Inc.†	64,558	1,293,097

Medical - Biomedical/Gene — 0.6%
Innoviva, Inc.†#	89,794	1,639,638

Medical - Drugs — 1.0%
Prestige Consumer Healthcare, Inc.†#	66,368	2,576,406

Metal Processors & Fabrication — 3.3%
Global Brass & Copper Holdings, Inc.	104,365	3,378,295
Mueller Industries, Inc.	215,272	5,127,779

		8,506,074

Miscellaneous Manufacturing — 1.1%
Hillenbrand, Inc.	65,102	2,884,670

Networking Products — 0.9%
NETGEAR, Inc.†	44,067	2,441,312

Office Supplies & Forms — 0.6%
ACCO Brands Corp.	179,385	1,456,606

Oil & Gas Drilling — 1.0%
Patterson-UTI Energy, Inc.	189,296	2,627,428

Oil Companies - Exploration & Production — 1.8%
Berry Petroleum Corp.	56,552	700,679
Callon Petroleum Co.†#	75,317	643,960
Penn Virginia Corp.†	22,335	1,298,780
QEP Resources, Inc.†	265,851	2,134,784

		4,778,203

Oil Field Machinery & Equipment — 0.2%
Forum Energy Technologies, Inc.†	58,398	390,683

Oil - Field Services — 1.2%
C&J Energy Services, Inc.†#	61,912	1,063,648
Oil States International, Inc.†	61,288	1,374,077
TETRA Technologies, Inc.†	291,714	676,777

		3,114,502

Paper & Related Products — 2.9%
Neenah, Inc.	76,805	5,290,328
Schweitzer-Mauduit International, Inc.	80,501	2,295,084

		7,585,412

Printing - Commercial — 2.6%
Deluxe Corp.	65,920	3,319,072
Ennis, Inc.	160,053	3,125,835
LSC Communications, Inc.	35,325	353,957

		6,798,864

Security Description	Shares	Value (Note 2)

Publishing - Newspapers — 0.8%
A.H. Belo Corp., Class A	163,775	$740,263
Gannett Co., Inc.#	130,627	1,354,602

		2,094,865

Quarrying — 0.5%
Compass Minerals International, Inc.#	27,662	1,385,866

Real Estate Investment Trusts — 3.4%
Acadia Realty Trust	62,679	1,797,007
Apollo Commercial Real Estate Finance, Inc.#	106,258	2,012,526
LaSalle Hotel Properties#	78,283	2,509,753
Washington Real Estate Investment Trust	91,550	2,468,188

		8,787,474

Retail - Apparel/Shoe — 0.3%
Buckle, Inc.#	30,827	588,795
Christopher & Banks Corp.†#	162,522	74,354

		663,149

Retail - Restaurants — 5.8%
Denny’s Corp.†	336,001	5,557,457
Dine Brands Global, Inc.#	70,663	6,301,726
Wendy’s Co.	174,490	3,128,606

		14,987,789

Semiconductor Equipment — 1.6%
Brooks Automation, Inc.	31,438	954,457
Cabot Microelectronics Corp.	29,660	3,187,857

		4,142,314

Telecom Services — 0.3%
Consolidated Communications Holdings, Inc.#	52,347	720,295

Textile - Products — 0.0%
Dixie Group, Inc.†	63,068	80,727

Wire & Cable Products — 1.2%
Belden, Inc.#	54,171	3,021,658

Total Common Stocks
(cost $236,978,677)		245,325,241

PREFERRED SECURITIES — 0.4%
Investment Companies — 0.4%
Steel Partners Holdings LP Series A 6.00% (cost $695,032)	45,530	962,504

Total Long-Term Investment Securities
(cost $237,673,709)		246,287,745

SHORT-TERM INVESTMENT SECURITIES — 1.2%
Registered Investment Companies — 1.2%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(2)(3) (cost $3,213,630)	3,213,630	3,213,630

TOTAL INVESTMENTS
(cost $240,887,339)(5)	96.1%	249,501,375
Other assets less liabilities	3.9	10,222,663

NET ASSETS	100.0%	$259,724,038

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)	Securities classified as Level 3 (see Note 2).

212

VALIC Company I Small Cap Special Values Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

(2)

At November 30, 2018, the Fund had loaned securities with a total value of $33,019,740. This was secured by collateral of $3,213,630, which was received in cash and subsequently invested in short-term investments currently valued at $3,213,630 as reported in the Portfolio of Investments. Additional collateral of $30,650,760 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$282,025
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	438,671
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	97,530
United States Treasury Bills	0.00%	12/06/2018 to 04/04/2019	2,223,186
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	27,609,348

(3)	The rate shown is the 7-day yield as of November 30, 2018.
(4)	Illiquid security. At November 3, 2018, the aggregate value of these securities was $118,590 representing 0.0% of net assets.
(5)	See Note 5 for cost of investments on a tax basis.

CVR—Contingent Value Rights

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks:
Chemicals-Plastics	$1,797,258	$—	$103,917	$1,901,175
Other Industries	243,424,066	—	—	243,424,066
Preferred Securities	962,504	—	—	962,504
Short-Term Investment Securities:
Registered Investment Companies	3,213,630	—	—	3,213,630

Total Investments at Value	$249,397,458	$—	$103,917	$249,501,375

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio. There were no transfers during the reporting period.

See Notes to Financial Statements

213

VALIC Company I Small-Mid Growth Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Medical — Biomedical/Gene	6.3%
Enterprise Software/Service	6.0
Commercial Services — Finance	4.8
Banks — Commercial	4.4
Registered Investment Companies	4.0
Retail — Restaurants	3.7
Medical — Drugs	3.1
Medical Instruments	3.1
Web Hosting/Design	2.9
Therapeutics	2.9
Medical Products	2.8
Computer Software	2.5
Applications Software	2.3
Transport — Truck	1.9
Schools	1.8
Hotels/Motels	1.7
E-Commerce/Services	1.7
Aerospace/Defense — Equipment	1.6
Machinery — General Industrial	1.6
Veterinary Diagnostics	1.6
Resorts/Theme Parks	1.5
Computer Aided Design	1.5
Semiconductor Components — Integrated Circuits	1.5
Finance — Investment Banker/Broker	1.5
Machinery — Pumps	1.5
Chemicals — Specialty	1.4
Office Supplies & Forms	1.4
Beverages — Wine/Spirits	1.4
Electronic Measurement Instruments	1.3
Miscellaneous Manufacturing	1.3
Industrial Automated/Robotic	1.2
Oil Companies — Exploration & Production	1.1
Medical Labs & Testing Services	1.1
Finance — Other Services	1.1
Building & Construction Products — Misc.	1.0
Retail — Apparel/Shoe	1.0
Retail — Misc./Diversified	0.9
Instruments — Scientific	0.9
Electronic Components — Misc.	0.9
Commercial Services	0.9
Real Estate Investment Trusts	0.8
Decision Support Software	0.8
Telecom Equipment — Fiber Optics	0.8
Electronic Components — Semiconductors	0.8
Internet Application Software	0.7
Metal Processors & Fabrication	0.7
Building — Residential/Commercial	0.7
Finance — Consumer Loans	0.7
Semiconductor Equipment	0.7
Banks — Regional	0.7
Computer Data Security	0.7
Medical — Hospitals	0.7
Transport — Rail	0.6
Apparel Manufacturers	0.6
Investment Management/Advisor Services	0.6
Drug Delivery Systems	0.6
Distribution/Wholesale	0.6
Building — Mobile Home/Manufactured Housing	0.6
Consulting Services	0.6
Diagnostic Kits	0.5
Entertainment Software	0.5
Real Estate Management/Services	0.4
Health Care Cost Containment	0.4
Pipelines	0.3
Hazardous Waste Disposal	0.3
Building — Maintenance & Services	0.3
Internet Security	0.3
Telephone — Integrated	0.3
Television	0.2

Diversified Manufacturing Operations	0.2
Water Treatment Systems	0.2
E-Commerce/Products	0.2
Healthcare Safety Devices	0.1
Recreational Vehicles	0.1
Medical — Generic Drugs	0.1

102.5%

*	Calculated as a percentage of net assets

214

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 98.5%
Aerospace/Defense - Equipment — 1.6%
HEICO Corp.	9,830	$830,832
HEICO Corp., Class A	14,679	991,126

		1,821,958

Apparel Manufacturers — 0.6%
Carter’s, Inc.	7,511	694,767

Applications Software — 2.3%
PTC, Inc.†	20,953	1,812,225
Tableau Software, Inc., Class A†	5,985	745,970

		2,558,195

Banks - Commercial — 4.4%
Eagle Bancorp, Inc.†	37,280	2,148,819
First Republic Bank#	9,068	899,092
Glacier Bancorp, Inc.	18,965	895,528
Old Line Bancshares, Inc.	9,135	277,156
Signature Bank	5,206	642,056

		4,862,651

Banks - Regional — 0.7%
Amalgamated Bank, Class A	37,726	805,827

Beverages - Wine/Spirits — 1.4%
MGP Ingredients, Inc.#	22,614	1,537,526

Building & Construction Products - Misc. — 1.0%
Fortune Brands Home & Security, Inc.	14,794	647,977
Summit Materials, Inc., Class A†#	36,106	523,537

		1,171,514

Building - Maintenance & Services — 0.3%
Rollins, Inc.	4,958	315,130

Building - Mobile Home/Manufactured Housing — 0.6%
Thor Industries, Inc.	5,088	345,017
Winnebago Industries, Inc.	11,799	295,329

		640,346

Building - Residential/Commercial — 0.7%
M/I Homes, Inc.†	35,527	836,306

Chemicals - Specialty — 1.4%
Ashland Global Holdings, Inc.	15,717	1,287,065
Ingevity Corp.†	3,059	299,813

		1,586,878

Commercial Services — 0.9%
Healthcare Services Group, Inc.#	21,249	1,002,953

Commercial Services - Finance — 4.8%
Euronet Worldwide, Inc.†	7,129	838,442
Global Payments, Inc.	18,195	2,034,383
Green Dot Corp., Class A†	10,199	849,985
Total System Services, Inc.	18,325	1,601,055

		5,323,865

Computer Aided Design — 1.5%
Cadence Design Systems, Inc.†	37,977	1,710,484

Computer Data Security — 0.7%
ForeScout Technologies, Inc.†	28,173	764,897

Computer Software — 2.5%
InterXion Holding NV†#	32,376	2,016,054
Splunk, Inc.†	7,288	814,288

		2,830,342

Security Description	Shares	Value (Note 2)

Consulting Services — 0.6%
Gartner, Inc.†#	4,077	$624,556

Decision Support Software — 0.8%
MSCI, Inc.	5,837	916,934

Diagnostic Kits — 0.5%
IDEXX Laboratories, Inc.†	2,545	518,569

Distribution/Wholesale — 0.6%
SiteOne Landscape Supply, Inc.†#	10,434	643,152

Diversified Manufacturing Operations — 0.2%
A.O. Smith Corp.	5,369	254,383

Drug Delivery Systems — 0.6%
DexCom, Inc.†	4,982	645,617

E-Commerce/Products — 0.2%
Farfetch, Ltd., Class A†#	8,932	203,203

E-Commerce/Services — 1.7%
GrubHub, Inc.†#	4,653	364,283
IAC/InterActiveCorp†	7,024	1,249,991
Upwork, Inc.†#	13,984	260,522

		1,874,796

Electronic Components - Misc. — 0.9%
Sensata Technologies Holding PLC†	22,067	1,020,819

Electronic Components - Semiconductors — 0.8%
Advanced Micro Devices, Inc.†#	40,039	852,831

Electronic Measurement Instruments — 1.3%
Badger Meter, Inc.	26,366	1,463,313

Enterprise Software/Service — 6.0%
Black Knight, Inc.†	83,804	3,799,673
Coupa Software, Inc.†#	10,049	647,457
SVMK, Inc.†	8,255	117,881
Ultimate Software Group, Inc.†	5,819	1,535,751
Veeva Systems, Inc., Class A†	6,126	589,076

		6,689,838

Entertainment Software — 0.5%
Take-Two Interactive Software, Inc.†	4,677	512,927

Finance-Consumer Loans — 0.7%
SLM Corp.†	79,844	819,998

Finance - Investment Banker/Broker — 1.5%
Lazard, Ltd., Class A	41,170	1,651,740

Finance - Other Services — 1.1%
Cboe Global Markets, Inc.	11,184	1,203,622

Hazardous Waste Disposal — 0.3%
US Ecology, Inc.	5,001	348,420

Health Care Cost Containment — 0.4%
HealthEquity, Inc.†	4,482	397,509

Healthcare Safety Devices — 0.1%
Tandem Diabetes Care, Inc.†	4,006	147,501

Hotels/Motels — 1.7%
Choice Hotels International, Inc.	24,143	1,880,015

Industrial Automated/Robotic — 1.2%
Cognex Corp.#	30,341	1,335,611

Instruments - Scientific — 0.9%
PerkinElmer, Inc.#	11,897	1,035,753

Internet Application Software — 0.7%
Zendesk, Inc.†	14,108	838,438

215

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Internet Security — 0.3%
Proofpoint, Inc.†	2,977	$288,799

Investment Management/Advisor Services — 0.6%
Affiliated Managers Group, Inc.	6,107	678,610

Machinery - General Industrial — 1.6%
IDEX Corp.	6,840	939,816
Welbilt, Inc.†#	61,655	852,072

		1,791,888

Machinery - Pumps — 1.5%
Mueller Water Products, Inc., Class A	27,220	286,627
Xylem, Inc.	18,686	1,363,704

		1,650,331

Medical Instruments — 3.1%
NuVasive, Inc.†	4,467	284,503
SI-BONE, Inc.†#	11,480	206,181
Teleflex, Inc.	10,933	3,011,167

		3,501,851

Medical Labs & Testing Services — 1.1%
Medpace Holdings, Inc.†	10,901	674,881
Teladoc Health, Inc.†#	9,219	575,726

		1,250,607

Medical Products — 2.8%
ABIOMED, Inc.†	1,327	441,466
Axonics Modulation Technologies, Inc.†#	18,624	245,837
Cooper Cos., Inc.#	3,409	950,531
West Pharmaceutical Services, Inc.	13,130	1,438,523

		3,076,357

Medical - Biomedical/Gene — 6.3%
ACADIA Pharmaceuticals, Inc.†#	42,111	802,636
Alder Biopharmaceuticals, Inc.†#	56,934	761,777
Amarin Corp. PLC ADR†#	27,205	489,690
Aratana Therapeutics, Inc.†	23,698	154,037
Bluebird Bio, Inc.†#	5,257	646,033
ElectroCore LLC†#	27,365	182,251
Evelo Biosciences, Inc.†#	14,129	140,160
Exact Sciences Corp.†#	6,555	511,159
Exelixis, Inc.†	64,653	1,313,102
Guardant Health, Inc.†#	20,260	723,890
Incyte Corp.†	4,416	283,728
Sage Therapeutics, Inc.†#	2,467	284,420
Spark Therapeutics, Inc.†#	4,410	185,793
UNITY Biotechnology, Inc.†#	23,363	300,448
Y-mAbs Therapeutics, Inc.†#	11,695	291,439

		7,070,563

Medical - Drugs — 3.1%
Alkermes PLC†#	30,372	1,106,756
BioSpecifics Technologies Corp.†	4,868	298,749
Marinus Pharmaceuticals, Inc.†#	46,131	215,432
PRA Health Sciences, Inc.†	9,006	1,051,360
TESARO, Inc.†#	18,115	840,174

		3,512,471

Medical - Generic Drugs — 0.1%
Endo International PLC†	7,056	84,884

Medical - Hospitals — 0.7%
Acadia Healthcare Co., Inc.†#	22,349	759,196

Metal Processors & Fabrication — 0.7%
RBC Bearings, Inc.†	5,473	837,478

Security Description	Shares	Value (Note 2)

Miscellaneous Manufacturing — 1.3%
John Bean Technologies Corp.	17,474	$1,442,304

Office Supplies & Forms — 1.4%
Avery Dennison Corp.	16,061	1,548,280

Oil Companies - Exploration & Production — 1.1%
Centennial Resource Development, Inc., Class A†#	19,730	306,209
Diamondback Energy, Inc.#	3,300	364,254
Parsley Energy, Inc., Class A†	14,246	286,772
WPX Energy, Inc.†	21,366	298,056

		1,255,291

Pipelines — 0.3%
Cheniere Energy, Inc.†	5,748	351,318

Real Estate Investment Trusts — 0.8%
SBA Communications Corp.†	5,413	924,595

Real Estate Management/Services — 0.4%
HFF, Inc., Class A	10,612	428,725

Recreational Vehicles — 0.1%
Brunswick Corp.	1,822	96,639

Resort/Theme Parks — 1.5%
Vail Resorts, Inc.	6,153	1,717,795

Retail - Apparel/Shoe — 1.0%
Burlington Stores, Inc.†	6,552	1,086,060

Retail - Misc./Diversified — 0.9%
Five Below, Inc.†	10,091	1,057,436

Retail - Restaurants — 3.7%
Domino’s Pizza, Inc.	3,696	1,024,975
Dunkin’ Brands Group, Inc.	30,125	2,229,250
Wingstop, Inc.	13,778	904,112

		4,158,337

Schools — 1.8%
Bright Horizons Family Solutions, Inc.†	16,732	2,035,950

Semiconductor Components - Integrated Circuits — 1.5%
Marvell Technology Group, Ltd.	103,741	1,671,267

Semiconductor Equipment — 0.7%
MKS Instruments, Inc.	10,308	808,766

Telecom Equipment - Fiber Optics — 0.8%
Viavi Solutions, Inc.†	84,381	855,623

Telephone - Integrated — 0.3%
Zayo Group Holdings, Inc.†	10,869	286,072

Television — 0.2%
World Wrestling Entertainment, Inc., Class A#	3,561	263,372

Therapeutics — 2.9%
Agios Pharmaceuticals, Inc.†#	13,547	891,393
GW Pharmaceuticals PLC ADR†#	3,650	449,023
Neurocrine Biosciences, Inc.†	4,731	417,605
Proteostasis Therapeutics, Inc.†	56,998	288,980
Sarepta Therapeutics, Inc.†#	8,826	1,142,702

		3,189,703

Transport - Rail — 0.6%
Genesee & Wyoming, Inc., Class A†	2,121	176,637
Kansas City Southern	5,218	537,715

		714,352

Transport - Truck — 1.9%
Old Dominion Freight Line, Inc.	15,307	2,092,926

216

VALIC Company I Small-Mid Growth Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares/ Principal Amount	Value (Note 2)

COMMON STOCKS (continued)
Veterinary Diagnostics — 1.6%
Elanco Animal Health, Inc.†	20,753	$693,358
Heska Corp.†	2,932	304,869
Neogen Corp.†	11,630	754,322

		1,752,549

Water Treatment Systems — 0.2%
Evoqua Water Technologies Corp.†	24,560	224,478

Web Hosting/Design — 2.9%
GoDaddy, Inc., Class A†	41,809	2,728,455
Wix.com, Ltd.†#	6,017	566,681

		3,295,136

Total Long-Term Investment Securities
(cost $101,168,294)		110,103,193

SHORT-TERM INVESTMENT SECURITIES — 4.0%
Registered Investment Companies — 4.0%
State Street Institutional U.S. Government Money Market Fund, Administration Class 1.90%(2)	$1,987,606	1,987,606
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(1)(2)	2,424,256	2,424,256

Total Short-Term Investment Securities
(cost $4,411,862)		4,411,862

TOTAL INVESTMENTS
(cost $105,580,156)(3)	102.5%	114,515,055
Liabilities in excess of other assets	(2.5)	(2,782,211)

NET ASSETS	100.0%	$111,732,844

†	Non-income producing security
#	The security or a portion thereof is out on loan (see Note 2).
(1)

At November 30, 2018, the Fund had loaned securities with a total value of $21,340,828. This was secured by collateral of $2,424,256, which was received in cash and subsequently invested in short-term investments currently valued at $2,424,256 as reported in the Portfolio of Investments. Additional collateral of $19,282,997 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge and accordingly are not reflected in the Fund’s assets and liabilities.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$966,768
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	1,503,739
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	334,329
United States Treasury Bills	0.00%	12/06/2018 to 04/04/2019	596,876
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 02/15/2048	15,881,285

(2)	The rate shown is the 7 day yield as of November 30, 2018.
(3)	See Note 5 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$110,103,193	$—	$—	$110,103,193
Short-Term Investment Securities:	4,411,862	—	—	4,411,862

Total Investments at Value	$114,515,055	$—	$—	$114,515,055

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.

See Notes to Financial Statements

217

VALIC Company I Stock Index Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Medical — Drugs	5.5%
Applications Software	4.4
Diversified Banking Institutions	3.9
Computers	3.7
E-Commerce/Products	3.0
Web Portals/ISP	2.8
Real Estate Investment Trusts	2.8
Electronic Components — Semiconductors	2.8
Electric — Integrated	2.6
Finance — Credit Card	2.5
Oil Companies — Integrated	2.4
Repurchase Agreements	2.4
Medical — Biomedical/Gene	2.1
Insurance — Property/Casualty	2.1
Telephone — Integrated	2.1
Medical — HMO	2.0
Internet Content — Entertainment	2.0
Banks — Super Regional	2.0
Aerospace/Defense	1.8
Beverages — Non-alcoholic	1.6
Medical Products	1.6
Oil Companies — Exploration & Production	1.6
Commercial Services — Finance	1.4
Diversified Manufacturing Operations	1.4
Retail — Discount	1.4
Cosmetics & Toiletries	1.4
Retail — Restaurants	1.2
Retail — Building Products	1.2
Medical Instruments	1.2
Computer Services	1.2
Multimedia	1.1
Cable/Satellite TV	1.0
Tobacco	1.0
Transport — Rail	1.0
Networking Products	1.0
Insurance — Multi-line	0.9
Chemicals — Diversified	0.9
Food — Misc./Diversified	0.8
Diagnostic Equipment	0.7
Transport — Services	0.7
Pharmacy Services	0.7
Aerospace/Defense — Equipment	0.6
Enterprise Software/Service	0.6
Finance — Other Services	0.6
Investment Management/Advisor Services	0.5
Oil Refining & Marketing	0.5
Instruments — Controls	0.5
Industrial Gases	0.5
Electronic Forms	0.5
Insurance — Life/Health	0.5
Banks — Commercial	0.5
Semiconductor Components — Integrated Circuits	0.5
Insurance Brokers	0.5
Airlines	0.5
Data Processing/Management	0.5
Oil — Field Services	0.5
E-Commerce/Services	0.5
Banks — Fiduciary	0.4
Athletic Footwear	0.4
Pipelines	0.4
Auto — Cars/Light Trucks	0.4
Machinery — Construction & Mining	0.3
Retail — Auto Parts	0.3
Semiconductor Equipment	0.3
Entertainment Software	0.3
Finance — Investment Banker/Broker	0.3
Commercial Services	0.3
Computer Aided Design	0.3
Retail — Drug Store	0.3
Retail — Major Department Stores	0.3
Electric — Distribution	0.3
Electronic Measurement Instruments	0.3
Retail — Apparel/Shoe	0.3

Apparel Manufacturers	0.3%
Consumer Products — Misc.	0.3
Electric Products — Misc.	0.3
Medical — Wholesale Drug Distribution	0.2
Hotels/Motels	0.2
Cruise Lines	0.2
Non-Hazardous Waste Disposal	0.2
Electronic Connectors	0.2
Medical — Hospitals	0.2
Distribution/Wholesale	0.2
Machinery — Farming	0.2
Medical Labs & Testing Services	0.2
Computers — Memory Devices	0.2
Beverages — Wine/Spirits	0.2
Coatings/Paint	0.1
Consulting Services	0.1
Electronic Components — Misc.	0.1
U.S. Government Treasuries	0.1
Food — Wholesale/Distribution	0.1
Building Products — Air & Heating	0.1
Building — Residential/Commercial	0.1
Machinery — General Industrial	0.1
Food — Meat Products	0.1
Tools — Hand Held	0.1
Auto/Truck Parts & Equipment — Original	0.1
Containers — Paper/Plastic	0.1
Food — Confectionery	0.1
Advertising Agencies	0.1
Building Products — Cement	0.1
Agricultural Operations	0.1
Computer Software	0.1
Medical — Generic Drugs	0.1
Dental Supplies & Equipment	0.1
Instruments — Scientific	0.1
Chemicals — Specialty	0.1
Casino Hotels	0.1
Food — Retail	0.1
Engines — Internal Combustion	0.1
Agricultural Chemicals	0.1
Auto — Heavy Duty Trucks	0.1
Retail — Regional Department Stores	0.1
Industrial Automated/Robotic	0.1
Wireless Equipment	0.1
Machinery — Pumps	0.1
Steel — Producers	0.1
Medical Information Systems	0.1
Paper & Related Products	0.1
Television	0.1
Finance — Consumer Loans	0.1
Diagnostic Kits	0.1
Metal — Copper	0.1
Gold Mining	0.1
Water	0.1
Retail — Perfume & Cosmetics	0.1
Containers — Metal/Glass	0.1
Web Hosting/Design	0.1
Soap & Cleaning Preparation	0.1
Respiratory Products	0.1
Retail — Consumer Electronics	0.1
Toys	0.1
Broadcast Services/Program	0.1
Decision Support Software	0.1
Real Estate Management/Services	0.1
Internet Security	0.1
Engineering/R&D Services	0.1
Machinery — Material Handling	0.1
Brewery	0.1
Oil Field Machinery & Equipment	0.1
Retail — Automobile	0.1

100.0%

*	Calculated as a percentage of net assets

218

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.5%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.	79,876	$1,877,086
Omnicom Group, Inc.	46,698	3,594,345

		5,471,431

Aerospace/Defense — 1.8%
Boeing Co.	111,201	38,560,059
General Dynamics Corp.	57,965	10,717,149
Lockheed Martin Corp.	51,565	15,491,673
Northrop Grumman Corp.	36,240	9,418,051
Raytheon Co.	59,370	10,409,936
TransDigm Group, Inc.†	10,077	3,644,548

		88,241,416

Aerospace/Defense - Equipment — 0.6%
Arconic, Inc.	89,459	1,921,579
Harris Corp.	24,456	3,495,985
L3 Technologies, Inc.	16,302	2,987,994
United Technologies Corp.	169,366	20,635,545

		29,041,103

Agricultural Chemicals — 0.1%
CF Industries Holdings, Inc.	48,592	2,050,097
Mosaic Co.	73,806	2,657,016

		4,707,113

Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	116,496	5,361,146

Airlines — 0.5%
Alaska Air Group, Inc.	25,630	1,877,654
American Airlines Group, Inc.	85,302	3,425,728
Delta Air Lines, Inc.	130,935	7,949,064
Southwest Airlines Co.	107,334	5,861,510
United Continental Holdings, Inc.†	47,658	4,608,528

		23,722,484

Apparel Manufacturers — 0.3%
Hanesbrands, Inc.	75,031	1,193,743
Michael Kors Holdings, Ltd.†	31,078	1,359,662
PVH Corp.	15,967	1,764,513
Ralph Lauren Corp.	11,499	1,280,989
Under Armour, Inc., Class A†	38,725	924,753
Under Armour, Inc., Class C†	39,702	886,546
VF Corp.	67,661	5,500,163

		12,910,369

Appliances — 0.0%
Whirlpool Corp.	13,437	1,694,809

Applications Software — 4.4%
Intuit, Inc.	53,836	11,549,437
Microsoft Corp.	1,595,962	176,976,226
Red Hat, Inc.†	36,916	6,591,721
salesforce.com, Inc.†	157,489	22,483,130

		217,600,514

Athletic Footwear — 0.4%
NIKE, Inc., Class B	266,504	20,019,781

Auto - Cars/Light Trucks — 0.4%
Ford Motor Co.	814,790	7,667,174
General Motors Co.	273,088	10,363,690

		18,030,864

Auto - Heavy Duty Trucks — 0.1%
PACCAR, Inc.	72,958	4,539,447

Security Description	Shares	Value (Note 2)

Auto/Truck Parts & Equipment - Original — 0.1%
Aptiv PLC	55,099	$3,961,618
BorgWarner, Inc.	43,471	1,720,582

		5,682,200

Banks - Commercial — 0.5%
BB&T Corp.	161,184	8,236,502
Citizens Financial Group, Inc.	99,057	3,601,713
M&T Bank Corp.	29,927	5,057,962
Regions Financial Corp.	215,180	3,539,711
SVB Financial Group†	11,075	2,822,021
Zions Bancorporation	40,460	1,968,784

		25,226,693

Banks - Fiduciary — 0.4%
Bank of New York Mellon Corp.	191,466	9,824,121
Northern Trust Corp.	46,471	4,611,317
State Street Corp.	78,966	5,766,097

		20,201,535

Banks - Super Regional — 2.0%
Comerica, Inc.	33,654	2,664,724
Fifth Third Bancorp	138,684	3,873,444
Huntington Bancshares, Inc.	229,819	3,353,059
KeyCorp	218,957	4,015,671
PNC Financial Services Group, Inc.	96,634	13,120,965
SunTrust Banks, Inc.	95,891	6,011,407
US Bancorp	318,705	17,356,674
Wells Fargo & Co.	902,131	48,967,671

		99,363,615

Beverages - Non-alcoholic — 1.6%
Coca-Cola Co.	796,633	40,150,303
Monster Beverage Corp.†	82,796	4,941,265
PepsiCo, Inc.	294,358	35,894,015

		80,985,583

Beverages - Wine/Spirits — 0.2%
Brown-Forman Corp., Class B	35,077	1,673,875
Constellation Brands, Inc., Class A	34,937	6,839,267

		8,513,142

Brewery — 0.1%
Molson Coors Brewing Co., Class B	38,957	2,562,202

Broadcast Services/Program — 0.1%
Discovery, Inc., Class A†	32,519	998,984
Discovery, Inc., Class C†	74,856	2,090,728

		3,089,712

Building & Construction Products - Misc. — 0.0%
Fortune Brands Home & Security, Inc.	29,641	1,298,276

Building Products - Air & Heating — 0.1%
Johnson Controls International PLC	192,501	6,695,185

Building Products - Cement — 0.1%
Martin Marietta Materials, Inc.	13,114	2,500,709
Vulcan Materials Co.	27,529	2,910,090

		5,410,799

Building Products - Wood — 0.0%
Masco Corp.	63,994	2,027,970

Building - Maintenance & Services — 0.0%
Rollins, Inc.	20,433	1,298,721

Building - Residential/Commercial — 0.1%
D.R. Horton, Inc.	71,415	2,658,066

219

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Building - Residential/Commercial (continued)
Lennar Corp., Class A	60,716	$2,594,395
PulteGroup, Inc.	54,383	1,442,237

		6,694,698

Cable/Satellite TV — 1.0%
Charter Communications, Inc., Class A†	37,158	12,232,414
Comcast Corp., Class A	951,657	37,124,139
DISH Network Corp., Class A†	47,678	1,561,931

		50,918,484

Casino Hotels — 0.1%
MGM Resorts International	106,354	2,867,304
Wynn Resorts, Ltd.	20,350	2,226,290

		5,093,594

Chemicals - Diversified — 0.9%
DowDuPont, Inc.	480,227	27,781,132
Eastman Chemical Co.	29,404	2,317,623
FMC Corp.	28,020	2,318,375
LyondellBasell Industries NV, Class A	66,443	6,199,796
PPG Industries, Inc.	50,371	5,507,062

		44,123,988

Chemicals - Specialty — 0.1%
Albemarle Corp.	22,571	2,174,039
International Flavors & Fragrances, Inc.	21,065	2,983,436

		5,157,475

Coatings/Paint — 0.1%
Sherwin-Williams Co.	17,103	7,252,869

Commercial Services — 0.3%
Cintas Corp.	17,917	3,357,287
Ecolab, Inc.	52,914	8,492,168
Nielsen Holdings PLC	74,140	2,014,384
Quanta Services, Inc.†	30,971	1,087,082

		14,950,921

Commercial Services - Finance — 1.4%
Automatic Data Processing, Inc.	91,177	13,441,313
Equifax, Inc.	25,061	2,573,013
FleetCor Technologies, Inc.†	18,396	3,557,786
Global Payments, Inc.	32,923	3,681,121
H&R Block, Inc.	42,774	1,155,326
IHS Markit, Ltd.†	74,246	3,962,509
Moody’s Corp.	34,747	5,527,205
PayPal Holdings, Inc.†	246,354	21,139,637
S&P Global, Inc.	52,344	9,571,624
Total System Services, Inc.	34,929	3,051,747
Western Union Co.	93,085	1,743,482

		69,404,763

Computer Aided Design — 0.3%
ANSYS, Inc.†	17,545	2,842,641
Autodesk, Inc.†	45,501	6,574,894
Cadence Design Systems, Inc.†	58,860	2,651,054
Synopsys, Inc.†	30,925	2,843,245

		14,911,834

Computer Data Security — 0.0%
Fortinet, Inc.†	29,922	2,209,441

Computer Services — 1.2%
Accenture PLC, Class A	133,357	21,939,894
Cognizant Technology Solutions Corp., Class A	120,763	8,601,948
DXC Technology Co.	58,517	3,688,912
International Business Machines Corp.	189,971	23,607,696

		57,838,450

Security Description	Shares	Value (Note 2)

Computer Software — 0.1%
Akamai Technologies, Inc.†	35,279	$2,425,431
Citrix Systems, Inc.	26,822	2,922,794

		5,348,225

Computers — 3.7%
Apple, Inc.	954,975	170,539,436
Hewlett Packard Enterprise Co.	306,290	4,594,350
HP, Inc.	329,342	7,574,866

		182,708,652

Computers - Memory Devices — 0.2%
NetApp, Inc.	53,961	3,608,372
Seagate Technology PLC	54,392	2,343,752
Western Digital Corp.	60,639	2,752,404

		8,704,528

Consulting Services — 0.1%
Gartner, Inc.†	18,902	2,895,597
Verisk Analytics, Inc.†	34,280	4,227,410

		7,123,007

Consumer Products - Misc. — 0.3%
Clorox Co.	26,658	4,415,098
Kimberly-Clark Corp.	72,359	8,348,058

		12,763,156

Containers - Metal/Glass — 0.1%
Ball Corp.	71,577	3,515,146

Containers - Paper/Plastic — 0.1%
Packaging Corp. of America	19,668	1,923,924
Sealed Air Corp.	33,053	1,207,426
WestRock Co.	53,095	2,501,305

		5,632,655

Cosmetics & Toiletries — 1.4%
Colgate-Palmolive Co.	180,600	11,471,712
Coty, Inc., Class A	93,756	781,925
Estee Lauder Cos., Inc., Class A	46,650	6,655,089
Procter & Gamble Co.	518,061	48,961,945

		67,870,671

Cruise Lines — 0.2%
Carnival Corp.	83,930	5,060,140
Norwegian Cruise Line Holdings, Ltd.†	45,747	2,347,736
Royal Caribbean Cruises, Ltd.	35,664	4,032,528

		11,440,404

Data Processing/Management — 0.5%
Broadridge Financial Solutions, Inc.	24,211	2,563,219
Fidelity National Information Services, Inc.	68,437	7,387,774
Fiserv, Inc.†	84,276	6,668,760
Jack Henry & Associates, Inc.	16,063	2,244,001
Paychex, Inc.	66,627	4,714,526

		23,578,280

Decision Support Software — 0.1%
MSCI, Inc.	18,489	2,904,437

Dental Supplies & Equipment — 0.1%
Align Technology, Inc.†	15,212	3,497,087
DENTSPLY SIRONA, Inc.	46,276	1,748,307

		5,245,394

Diagnostic Equipment — 0.7%
Danaher Corp.	128,161	14,038,756
Thermo Fisher Scientific, Inc.	83,832	20,920,276

		34,959,032

220

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Diagnostic Kits — 0.1%
IDEXX Laboratories, Inc.†	18,022	$3,672,163

Dialysis Centers — 0.0%
DaVita, Inc.†	26,400	1,743,984

Distribution/Wholesale — 0.2%
Copart, Inc.†	42,542	2,177,300
Fastenal Co.	59,721	3,539,066
LKQ Corp.†	66,202	1,843,064
WW Grainger, Inc.	9,463	2,971,760

		10,531,190

Diversified Banking Institutions — 3.9%
Bank of America Corp.	1,933,306	54,905,890
Citigroup, Inc.	523,773	33,935,253
Goldman Sachs Group, Inc.	73,079	13,935,435
JPMorgan Chase & Co.	699,490	77,776,293
Morgan Stanley	275,985	12,250,974

		192,803,845

Diversified Manufacturing Operations — 1.4%
3M Co.	122,090	25,384,953
A.O. Smith Corp.	30,083	1,425,332
Eaton Corp. PLC	90,182	6,938,603
General Electric Co.	1,808,847	13,566,352
Illinois Tool Works, Inc.	64,212	8,928,679
Ingersoll-Rand PLC	51,055	5,285,214
Parker-Hannifin Corp.	27,547	4,739,186
Textron, Inc.	51,701	2,902,494

		69,170,813

Drug Delivery Systems — 0.0%
Nektar Therapeutics†	35,896	1,449,839

E-Commerce/Products — 3.0%
Amazon.com, Inc.†	85,270	144,120,796
eBay, Inc.†	193,595	5,778,811

		149,899,607

E-Commerce/Services — 0.5%
Booking Holdings, Inc.†	9,880	18,691,774
Cars.com, Inc.†	1	26
Expedia Group, Inc.	24,744	2,988,828
TripAdvisor, Inc.†	21,290	1,363,837

		23,044,465

Electric Products - Misc. — 0.3%
AMETEK, Inc.	48,264	3,544,026
Emerson Electric Co.	130,800	8,831,616

		12,375,642

Electric - Distribution — 0.3%
CenterPoint Energy, Inc.	102,420	2,868,784
PPL Corp.	145,600	4,453,904
Sempra Energy	56,914	6,557,631

		13,880,319

Electric - Integrated — 2.6%
AES Corp.	137,714	2,133,190
Alliant Energy Corp.	48,654	2,208,405
Ameren Corp.	50,791	3,485,278
American Electric Power Co., Inc.	102,593	7,975,580
CMS Energy Corp.	58,955	3,070,966
Consolidated Edison, Inc.	64,749	5,202,582
Dominion Energy, Inc.	136,067	10,136,992
DTE Energy Co.	37,831	4,529,884
Duke Energy Corp.	148,260	13,131,388

Security Description	Shares	Value (Note 2)

Electric - Integrated (continued)
Edison International	67,810	$3,751,249
Entergy Corp.	37,641	3,277,025
Evergy, Inc.	56,545	3,357,077
Eversource Energy	65,952	4,507,160
Exelon Corp.	201,031	9,325,828
FirstEnergy Corp.	101,154	3,826,656
NextEra Energy, Inc.	98,154	17,835,563
PG&E Corp.†	107,633	2,839,359
Pinnacle West Capital Corp.	23,305	2,082,535
Public Service Enterprise Group, Inc.	105,171	5,879,059
SCANA Corp.	29,684	1,385,055
Southern Co.	211,068	9,989,848
WEC Energy Group, Inc.	65,671	4,759,834
Xcel Energy, Inc.	105,955	5,557,340

		130,247,853

Electronic Components - Misc. — 0.1%
Corning, Inc.	168,586	5,431,841
Garmin, Ltd.	25,148	1,676,366

		7,108,207

Electronic Components - Semiconductors — 2.8%
Advanced Micro Devices, Inc.†	178,549	3,803,094
Broadcom, Inc.	89,845	21,330,101
Intel Corp.	959,672	47,321,426
IPG Photonics Corp.†	7,497	1,065,699
Microchip Technology, Inc.	49,026	3,676,950
Micron Technology, Inc.†	241,388	9,307,921
NVIDIA Corp.	126,541	20,680,596
Qorvo, Inc.†	26,149	1,720,866
Skyworks Solutions, Inc.	37,251	2,710,755
Texas Instruments, Inc.	202,340	20,203,649
Xilinx, Inc.	52,638	4,867,962

		136,689,019

Electronic Connectors — 0.2%
Amphenol Corp., Class A	62,511	5,497,218
TE Connectivity, Ltd.	72,524	5,579,271

		11,076,489

Electronic Forms — 0.5%
Adobe, Inc.†	101,912	25,568,702

Electronic Measurement Instruments — 0.3%
Agilent Technologies, Inc.	66,344	4,799,988
FLIR Systems, Inc.	28,725	1,317,328
Fortive Corp.	64,014	4,869,545
Keysight Technologies, Inc.†	39,008	2,411,475

		13,398,336

Electronic Security Devices — 0.0%
Allegion PLC	19,773	1,811,009

Engineering/R&D Services — 0.1%
Fluor Corp.	29,267	1,197,898
Jacobs Engineering Group, Inc.	24,809	1,629,207

		2,827,105

Engines - Internal Combustion — 0.1%
Cummins, Inc.	31,270	4,723,646

Enterprise Software/Service — 0.6%
Oracle Corp.	588,295	28,685,264

Entertainment Software — 0.3%
Activision Blizzard, Inc.	158,678	7,914,859
Electronic Arts, Inc.†	63,441	5,333,485
Take-Two Interactive Software, Inc.†	23,691	2,598,192

		15,846,536

221

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Finance - Consumer Loans — 0.1%
Synchrony Financial	141,824	$3,684,588

Finance - Credit Card — 2.5%
Alliance Data Systems Corp.	9,834	1,970,340
American Express Co.	146,951	16,498,189
Capital One Financial Corp.	99,573	8,929,706
Discover Financial Services	71,316	5,084,831
Mastercard, Inc., Class A	189,874	38,177,965
Visa, Inc., Class A	369,770	52,400,107

		123,061,138

Finance - Investment Banker/Broker — 0.3%
Charles Schwab Corp.	250,262	11,211,738
E*TRADE Financial Corp.	54,046	2,826,065
Jefferies Financial Group, Inc.	60,357	1,318,800

		15,356,603

Finance - Other Services — 0.6%
Cboe Global Markets, Inc.	23,272	2,504,533
CME Group, Inc.	73,651	13,999,582
Intercontinental Exchange, Inc.	119,348	9,753,119
Nasdaq, Inc.	23,967	2,188,666

		28,445,900

Food - Confectionery — 0.1%
Hershey Co.	29,090	3,150,447
J.M. Smucker Co.	23,672	2,473,961

		5,624,408

Food - Meat Products — 0.1%
Hormel Foods Corp.	56,587	2,551,508
Tyson Foods, Inc., Class A	61,589	3,630,671

		6,182,179

Food - Misc./Diversified — 0.8%
Campbell Soup Co.	40,047	1,569,842
Conagra Brands, Inc.	97,618	3,156,966
General Mills, Inc.	124,037	5,248,006
Kellogg Co.	52,671	3,352,509
Kraft Heinz Co.	129,417	6,615,797
Lamb Weston Holdings, Inc.	30,475	2,337,433
McCormick & Co., Inc.	25,242	3,786,300
Mondelez International, Inc., Class A	305,231	13,729,290

		39,796,143

Food - Retail — 0.1%
Kroger Co.	165,809	4,917,895

Food - Wholesale/Distribution — 0.1%
Sysco Corp.	99,525	6,707,985

Gas - Distribution — 0.0%
NiSource, Inc.	75,558	1,996,242

Gold Mining — 0.1%
Newmont Mining Corp.	111,015	3,590,225

Home Decoration Products — 0.0%
Newell Brands, Inc.	90,473	2,117,068

Home Furnishings — 0.0%
Leggett & Platt, Inc.	27,090	1,049,467

Hotels/Motels — 0.2%
Hilton Worldwide Holdings, Inc.	62,061	4,688,088
Marriott International, Inc., Class A	59,940	6,894,898

		11,582,986

Human Resources — 0.0%
Robert Half International, Inc.	25,485	1,575,738

Security Description	Shares	Value (Note 2)

Independent Power Producers — 0.0%
NRG Energy, Inc.	63,152	$2,426,931

Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	25,634	4,469,032

Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	45,636	7,341,463
Linde PLC	114,620	18,230,311

		25,571,774

Instruments - Controls — 0.5%
Honeywell International, Inc.	154,557	22,681,240
Mettler-Toledo International, Inc.†	5,248	3,341,191

		26,022,431

Instruments - Scientific — 0.1%
PerkinElmer, Inc.	23,046	2,006,385
Waters Corp.†	16,040	3,185,223

		5,191,608

Insurance Brokers — 0.5%
Aon PLC	50,503	8,338,550
Arthur J. Gallagher & Co.	38,006	2,929,122
Marsh & McLennan Cos., Inc.	105,100	9,322,370
Willis Towers Watson PLC	27,217	4,339,751

		24,929,793

Insurance - Life/Health — 0.5%
Aflac, Inc.	159,800	7,309,252
Brighthouse Financial, Inc.†	24,930	1,003,682
Lincoln National Corp.	45,097	2,839,758
Principal Financial Group, Inc.	55,115	2,718,272
Prudential Financial, Inc.	86,789	8,137,337
Torchmark Corp.	21,578	1,864,555
Unum Group	45,518	1,634,551

		25,507,407

Insurance - Multi-line — 0.9%
Allstate Corp.	72,060	6,427,031
American International Group, Inc.(1)	184,909	7,997,314
Assurant, Inc.	10,986	1,068,279
Chubb, Ltd.	96,417	12,894,810
Cincinnati Financial Corp.	31,483	2,573,106
Hartford Financial Services Group, Inc.	74,596	3,296,397
Loews Corp.	57,873	2,781,376
MetLife, Inc.	207,053	9,240,775

		46,279,088

Insurance - Property/Casualty — 2.1%
Berkshire Hathaway, Inc., Class B†	405,728	88,546,079
Progressive Corp.	121,359	8,044,888
Travelers Cos., Inc.	55,712	7,263,173

		103,854,140

Insurance - Reinsurance — 0.0%
Everest Re Group, Ltd.	8,503	1,888,346

Internet Content - Entertainment — 2.0%
Facebook, Inc., Class A†	501,935	70,577,080
Netflix, Inc.†	90,631	25,932,248
Twitter, Inc.†	149,842	4,712,531

		101,221,859

Internet Infrastructure Software — 0.0%
F5 Networks, Inc.†	12,658	2,176,796

Internet Security — 0.1%
Symantec Corp.	129,359	2,860,128

222

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.	11,121	$1,235,766
Ameriprise Financial, Inc.	29,526	3,830,998
BlackRock, Inc.	25,574	10,945,928
Franklin Resources, Inc.	63,623	2,156,183
Invesco, Ltd.	85,509	1,740,108
Raymond James Financial, Inc.	27,327	2,178,782
T. Rowe Price Group, Inc.	50,614	5,029,007

		27,116,772

Machinery - Construction & Mining — 0.3%
Caterpillar, Inc.	123,695	16,781,701

Machinery - Farming — 0.2%
Deere & Co.	66,949	10,369,061

Machinery - General Industrial — 0.1%
Roper Technologies, Inc.	21,509	6,400,863

Machinery - Material Handling — 0.1%
Dover Corp.	30,741	2,609,604

Machinery - Pumps — 0.1%
Flowserve Corp.	27,234	1,321,122
Xylem, Inc.	37,384	2,728,284

		4,049,406

Medical Information Systems — 0.1%
Cerner Corp.†	68,475	3,965,387

Medical Instruments — 1.2%
Boston Scientific Corp.†	287,824	10,842,330
Edwards Lifesciences Corp.†	43,579	7,060,234
Intuitive Surgical, Inc.†	23,674	12,567,817
Medtronic PLC	281,078	27,413,537

		57,883,918

Medical Labs & Testing Services — 0.2%
IQVIA Holdings, Inc.†	33,731	4,218,736
Laboratory Corp. of America Holdings†	21,208	3,088,733
Quest Diagnostics, Inc.	28,444	2,519,285

		9,826,754

Medical Products — 1.6%
Abbott Laboratories	365,121	27,037,210
ABIOMED, Inc.†	9,340	3,107,231
Baxter International, Inc.	103,411	7,088,824
Becton Dickinson and Co.	55,687	14,074,889
Cooper Cos., Inc.	10,227	2,851,595
Henry Schein, Inc.†	31,866	2,842,447
Hologic, Inc.†	56,636	2,515,205
Stryker Corp.	64,605	11,335,593
Varian Medical Systems, Inc.†	19,053	2,350,950
Zimmer Biomet Holdings, Inc.	42,351	4,955,914

		78,159,858

Medical - Biomedical/Gene — 2.1%
Alexion Pharmaceuticals, Inc.†	46,383	5,712,066
Amgen, Inc.	134,715	28,054,399
Biogen, Inc.†	41,926	13,991,545
Celgene Corp.†	146,389	10,572,214
Gilead Sciences, Inc.	269,803	19,409,628
Illumina, Inc.†	30,594	10,325,475
Incyte Corp.†	36,722	2,359,388
Regeneron Pharmaceuticals, Inc.†	16,127	5,896,838
Vertex Pharmaceuticals, Inc.†	53,189	9,616,039

		105,937,592

Security Description	Shares	Value (Note 2)

Medical - Drugs — 5.5%
AbbVie, Inc.	315,161	$29,710,227
Allergan PLC	66,409	10,399,649
Bristol-Myers Squibb Co.	339,637	18,156,994
Eli Lilly & Co.	198,938	23,602,004
Johnson & Johnson	558,353	82,022,056
Merck & Co., Inc.	553,519	43,916,197
Pfizer, Inc.	1,220,063	56,403,513
Zoetis, Inc.	100,280	9,413,284

		273,623,924

Medical-Generic Drugs — 0.1%
Mylan NV†	107,303	3,633,280
Perrigo Co. PLC	26,200	1,631,736

		5,265,016

Medical - HMO — 2.0%
Anthem, Inc.	54,103	15,693,657
Centene Corp.†	42,719	6,076,777
Cigna Corp.	50,650	11,314,197
Humana, Inc.	28,672	9,446,564
UnitedHealth Group, Inc.	200,316	56,360,910
WellCare Health Plans, Inc.†	10,401	2,651,007

		101,543,112

Medical - Hospitals — 0.2%
HCA Healthcare, Inc.	56,177	8,088,926
Universal Health Services, Inc., Class B	17,917	2,472,367

		10,561,293

Medical - Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	33,322	2,962,326
Cardinal Health, Inc.	64,276	3,524,253
McKesson Corp.	41,577	5,176,336

		11,662,915

Metal - Copper — 0.1%
Freeport-McMoRan, Inc.	301,577	3,600,829

Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	34,664	1,465,941

Multimedia — 1.1%
Twenty-First Century Fox, Inc., Class A	219,377	10,852,580
Twenty-First Century Fox, Inc., Class B	101,378	4,970,563
Viacom, Inc., Class B	73,559	2,270,031
Walt Disney Co.	309,535	35,748,197

		53,841,371

Networking Products — 1.0%
Arista Networks, Inc.†	10,746	2,562,706
Cisco Systems, Inc.	951,418	45,544,380

		48,107,086

Non-Hazardous Waste Disposal — 0.2%
Republic Services, Inc.	45,370	3,508,916
Waste Management, Inc.	82,089	7,695,844

		11,204,760

Office Automation & Equipment — 0.0%
Xerox Corp.	43,147	1,161,517

Office Supplies & Forms — 0.0%
Avery Dennison Corp.	18,194	1,753,902

Oil & Gas Drilling — 0.0%
Helmerich & Payne, Inc.	22,674	1,374,044

223

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Oil Companies-Exploration & Production — 1.6%
Anadarko Petroleum Corp.	106,577	$5,637,923
Apache Corp.	79,605	2,796,524
Cabot Oil & Gas Corp.	91,821	2,310,216
Cimarex Energy Co.	19,846	1,626,975
Concho Resources, Inc.†	41,680	5,432,571
ConocoPhillips	241,863	16,006,493
Devon Energy Corp.	97,444	2,633,911
Diamondback Energy, Inc.	31,588	3,486,684
EOG Resources, Inc.	120,547	12,453,711
Hess Corp.	52,393	2,823,459
Marathon Oil Corp.	177,771	2,966,998
Newfield Exploration Co.†	41,596	705,052
Noble Energy, Inc.	100,550	2,387,057
Occidental Petroleum Corp.	159,159	11,184,103
Pioneer Natural Resources Co.	35,465	5,239,954

		77,691,631

Oil Companies - Integrated — 2.4%
Chevron Corp.	398,801	47,433,391
Exxon Mobil Corp.	881,170	70,053,015

		117,486,406

Oil Field Machinery & Equipment — 0.1%
National Oilwell Varco, Inc.	79,634	2,557,048

Oil Refining & Marketing — 0.5%
HollyFrontier Corp.	33,733	2,107,301
Marathon Petroleum Corp.	140,943	9,183,846
Phillips 66	88,895	8,313,460
Valero Energy Corp.	88,953	7,107,345

		26,711,952

Oil - Field Services — 0.5%
Baker Hughes a GE Co., LLC	105,814	2,414,675
Halliburton Co.	183,130	5,755,776
Schlumberger, Ltd.	288,073	12,992,092
TechnipFMC PLC	88,918	2,053,117

		23,215,660

Paper & Related Products — 0.1%
International Paper Co.	85,098	3,930,677

Pharmacy Services — 0.7%
CVS Health Corp.	268,924	21,567,672
Express Scripts Holding Co.†	117,014	11,873,410

		33,441,082

Pipelines — 0.4%
Kinder Morgan, Inc.	394,998	6,742,616
ONEOK, Inc.	85,592	5,257,916
Williams Cos., Inc.	251,703	6,373,120

		18,373,652

Publishing - Newspapers — 0.0%
News Corp., Class A	79,793	1,035,713
News Corp., Class B	25,760	345,184

		1,380,897

Real Estate Investment Trusts — 2.8%
Alexandria Real Estate Equities, Inc.	22,011	2,740,369
American Tower Corp.	91,750	15,091,957
Apartment Investment & Management Co., Class A	32,749	1,542,150
AvalonBay Communities, Inc.	28,767	5,482,127
Boston Properties, Inc.	32,139	4,216,637
Crown Castle International Corp.	86,339	9,920,351
Digital Realty Trust, Inc.	42,894	4,934,526
Duke Realty Corp.	74,358	2,116,229

Security Description	Shares	Value (Note 2)

Real Estate Investment Trusts (continued)
Equinix, Inc.	16,548	$6,375,613
Equity Residential	76,649	5,461,241
Essex Property Trust, Inc.	13,747	3,608,725
Extra Space Storage, Inc.	26,328	2,526,961
Federal Realty Investment Trust	15,295	2,020,317
HCP, Inc.	97,784	2,861,160
Host Hotels & Resorts, Inc.	154,363	2,932,897
Iron Mountain, Inc.	59,554	2,023,049
Kimco Realty Corp.	87,701	1,433,911
Macerich Co.	22,017	1,107,235
Mid-America Apartment Communities, Inc.	23,687	2,453,026
Prologis, Inc.	131,020	8,822,887
Public Storage	31,187	6,650,940
Realty Income Corp.	60,366	3,868,857
Regency Centers Corp.	35,264	2,244,906
SBA Communications Corp.†	23,902	4,082,701
Simon Property Group, Inc.	64,355	11,950,080
SL Green Realty Corp.	18,017	1,737,199
UDR, Inc.	55,708	2,374,275
Ventas, Inc.	74,185	4,710,006
Vornado Realty Trust	36,031	2,592,791
Welltower, Inc.	77,429	5,600,440
Weyerhaeuser Co.	157,694	4,164,699

		137,648,262

Real Estate Management/Services — 0.1%
CBRE Group, Inc., Class A†	65,771	2,872,877

Rental Auto/Equipment — 0.0%
United Rentals, Inc.†	17,222	2,017,213

Respiratory Products — 0.1%
ResMed, Inc.	29,708	3,321,057

Retail - Apparel/Shoe — 0.3%
Foot Locker, Inc.	24,332	1,372,325
Gap, Inc.	45,160	1,232,416
L Brands, Inc.	47,516	1,573,255
Ross Stores, Inc.	78,369	6,865,124
Tapestry, Inc.	59,948	2,333,776

		13,376,896

Retail - Auto Parts — 0.3%
Advance Auto Parts, Inc.	15,418	2,739,933
AutoZone, Inc.†	5,502	4,451,503
Genuine Parts Co.	30,544	3,167,718
O’Reilly Automotive, Inc.†	16,767	5,814,460

		16,173,614

Retail - Automobile — 0.1%
CarMax, Inc.†	36,747	2,427,874

Retail - Building Products — 1.2%
Home Depot, Inc.	238,126	42,938,880
Lowe’s Cos., Inc.	168,791	15,928,807

		58,867,687

Retail - Consumer Electronics — 0.1%
Best Buy Co., Inc.	50,590	3,267,608

Retail - Discount — 1.4%
Costco Wholesale Corp.	91,273	21,109,619
Dollar General Corp.	55,265	6,133,862
Dollar Tree, Inc.†	49,511	4,296,070
Target Corp.	109,548	7,773,526
Walmart, Inc.	298,678	29,165,907

		68,478,984

224

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Drug Store — 0.3%
Walgreens Boots Alliance, Inc.	175,566	$14,865,173

Retail - Gardening Products — 0.0%
Tractor Supply Co.	25,351	2,411,641

Retail - Jewelry — 0.0%
Tiffany & Co.	22,675	2,063,425

Retail - Major Department Stores — 0.3%
Nordstrom, Inc.	23,856	1,261,267
TJX Cos., Inc.	261,022	12,750,924

		14,012,191

Retail - Perfume & Cosmetics — 0.1%
Ulta Beauty, Inc.†	11,818	3,519,282

Retail - Regional Department Stores — 0.1%
Kohl’s Corp.	34,697	2,330,597
Macy’s, Inc.	63,890	2,186,316

		4,516,913

Retail - Restaurants — 1.2%
Chipotle Mexican Grill, Inc.†	5,092	2,409,585
Darden Restaurants, Inc.	25,823	2,854,474
McDonald’s Corp.	161,465	30,437,767
Starbucks Corp.	258,202	17,227,238
Yum! Brands, Inc.	66,050	6,091,131

		59,020,195

Rubber - Tires — 0.0%
Goodyear Tire & Rubber Co.	49,330	1,142,483

Savings & Loans/Thrifts — 0.0%
People’s United Financial, Inc.	77,577	1,307,948

Semiconductor Components - Integrated Circuits — 0.5%
Analog Devices, Inc.	77,355	7,110,471
Maxim Integrated Products, Inc.	57,863	3,235,699
QUALCOMM, Inc.	252,284	14,698,066

		25,044,236

Semiconductor Equipment — 0.3%
Applied Materials, Inc.	204,587	7,627,003
KLA-Tencor Corp.	32,494	3,202,609
Lam Research Corp.	32,797	5,147,817

		15,977,429

Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	9,015	1,942,733

Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	51,076	3,380,720

Steel - Producers — 0.1%
Nucor Corp.	65,839	3,977,334

Telecommunication Equipment — 0.0%
Juniper Networks, Inc.	71,761	2,060,258

Telephone - Integrated — 2.1%
AT&T, Inc.	1,511,417	47,216,667
CenturyLink, Inc.	197,826	3,719,129
Verizon Communications, Inc.	859,967	51,856,010

		102,791,806

Television — 0.1%
CBS Corp., Class B	70,456	3,817,306

Textile - Home Furnishings — 0.0%
Mohawk Industries, Inc.†	13,198	1,690,136

Security Description	Shares/ Principal Amount	Value (Note 2)

Tobacco — 1.0%
Altria Group, Inc.	392,356	$21,512,880
Philip Morris International, Inc.	323,534	27,995,397

		49,508,277

Tools - Hand Held — 0.1%
Snap-on, Inc.	11,739	1,951,491
Stanley Black & Decker, Inc.	31,846	4,167,049

		6,118,540

Toys — 0.1%
Hasbro, Inc.	24,306	2,211,846
Mattel, Inc.†	71,627	995,615

		3,207,461

Transport - Rail — 1.0%
CSX Corp.	169,805	12,332,937
Kansas City Southern	21,262	2,191,049
Norfolk Southern Corp.	58,281	9,950,898
Union Pacific Corp.	153,908	23,667,972

		48,142,856

Transport - Services — 0.7%
C.H. Robinson Worldwide, Inc.	28,835	2,662,336
Expeditors International of Washington, Inc.	36,284	2,760,850
FedEx Corp.	50,634	11,595,186
United Parcel Service, Inc., Class B	144,312	16,637,730

		33,656,102

Transport - Truck — 0.0%
JB Hunt Transport Services, Inc.	18,205	1,936,284

Water — 0.1%
American Water Works Co., Inc.	37,565	3,584,077

Water Treatment Systems — 0.0%
Pentair PLC	33,586	1,434,122

Web Hosting/Design — 0.1%
VeriSign, Inc.†	22,330	3,484,820

Web Portals/ISP — 2.8%
Alphabet, Inc., Class A†	62,212	69,033,546
Alphabet, Inc., Class C†	64,081	70,132,169

		139,165,715

Wireless Equipment — 0.1%
Motorola Solutions, Inc.	33,772	4,432,574

Total Long-Term Investment Securities
(cost $2,273,986,318)		4,848,407,885

SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio 2.22%(2)(3)	2,233	2,233

U.S. Government Treasuries — 0.1%
United States Treasury Bills 2.01% due 12/06/2018(4)	$50,000	49,991
2.02% due 12/06/2018(4)	700,000	699,876
2.10% due 01/03/2019(4)	500,000	499,036
2.19% due 12/27/2018(4)	250,000	249,632
2.35% due 03/28/2019(4)	2,700,000	2,679,602
2.49% due 07/18/2019(4)	1,500,000	1,476,189
2.50% due 07/18/2019(4)	1,200,000	1,180,951

		6,835,277

Total Short-Term Investment Securities
(cost $6,837,227)		6,837,510

225

VALIC Company I Stock Index Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.4%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $116,254,069 collateralized by $122,785,000 of United States Treasury Notes, bearing interest at 2.13% due 03/31/2024 and having an approximate value of $118,579,368 (cost $116,250,000)	$116,250,000	$116,250,000

TOTAL INVESTMENTS
(cost $2,397,073,545)(5)	100.0%	4,971,495,395
Other assets less liabilities	0.0	497,898

NET ASSETS	100.0%	$4,971,993,293

†	Non-income producing security
(1)	Security represents an investment in an affiliated company (see Note 3)
(2)

At November 30, 2018, the Fund had loaned securities with a total value of $50,848,076. This was secured by collateral of $2,233, which was received in cash and subsequently invested in short-term investments currently valued at $2,233 as reported in the Portfolio of Investments. Additional collateral of $52,199,785 was received in the form of fixed income pooled securities, which the Fund cannot sell or repledge. The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
Federal Home Loan Mtg. Corp.	3.00% to 4.00%	12/15/2040 to 04/01/2048	$3,968,932
Federal National Mtg. Assoc.	3.00% to 4.50%	07/25/2039 to 06/01/2048	6,173,391
Government National Mtg. Assoc.	2.50% to 5.00%	05/20/2046 to 08/20/2048	1,372,542
United States Treasury Bills	0.00%	12/06/2018 to 04/25/2019	4,009,362
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	36,675,558

(3)	The rate shown is the 7-day yield as of November 30, 2018.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	See Note 5 for cost of investments on a tax basis.

Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation (Depreciation)
909	Long	S&P 500 E-Mini Index	December 2018	$124,710,545	$125,364,735	$654,190

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*

Common Stocks	$4,848,407,885	$—	$—	$4,848,407,885
Short-Term Investment Securities:
Registered Investment Companies	2,233	—	—	2,233
U.S. Government Treasuries	—	6,835,277	—	6,835,277
Repurchase Agreements	—	116,250,000	—	116,250,000

Total Investments at Value	$4,848,410,118	$123,085,277	$—	$4,971,495,395

Other Financial Instruments:†

Futures Contracts	$654,190	$—	$—	$654,190

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†

Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward, swap and written option contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements

226

VALIC Company I Value Fund

PORTFOLIO PROFILE — November 30, 2018 (unaudited)

Industry Allocation*

Diversified Banking Institutions	10.4%
Medical — Drugs	8.9
Oil Companies — Exploration & Production	5.8
Banks — Super Regional	4.6
Electric — Integrated	4.6
Oil Companies — Integrated	4.2
Semiconductor Components — Integrated Circuits	3.6
Real Estate Investment Trusts	3.1
Chemicals — Diversified	2.9
Telephone — Integrated	2.8
Repurchase Agreements	2.8
Cable/Satellite TV	2.8
Networking Products	2.6
Insurance — Multi-line	2.4
Electronic Components — Semiconductors	2.3
Medical — HMO	2.3
Diversified Manufacturing Operations	2.3
Food — Misc./Diversified	2.3
Medical Products	2.2
Tobacco	2.0
Medical Instruments	1.9
Investment Management/Advisor Services	1.8
Aerospace/Defense — Equipment	1.5
Machinery — Construction & Mining	1.4
Insurance Brokers	1.4
Banks — Commercial	1.4
Transport — Rail	1.2
Retail — Catalog Shopping	1.1
Aerospace/Defense	1.1
Insurance — Property/Casualty	1.1
Food — Wholesale/Distribution	1.0
Hotels/Motels	1.0
Wireless Equipment	1.0
Cosmetics & Toiletries	1.0
Retail — Building Products	1.0
Building & Construction Products — Misc.	1.0
Computers — Memory Devices	0.9
Oil — Field Services	0.9
Cruise Lines	0.8
Multimedia	0.6
Home Decoration Products	0.6
Semiconductor Equipment	0.5
Footwear & Related Apparel	0.4
Retail — Major Department Stores	0.4

99.9%

*	Calculated as a percentage of net assets

227

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited)

Security Description	Shares	Value (Note 2)

COMMON STOCKS — 97.1%
Aerospace/Defense — 1.1%
Lockheed Martin Corp.	4,390	$1,318,888

Aerospace/Defense - Equipment — 1.5%
United Technologies Corp.	14,980	1,825,163

Banks - Commercial — 1.4%
M&T Bank Corp.	9,830	1,661,368

Banks - Super Regional — 4.6%
PNC Financial Services Group, Inc.	19,623	2,664,411
Wells Fargo & Co.	55,676	3,022,093

		5,686,504

Building & Construction Products - Misc. — 1.0%
Fortune Brands Home & Security, Inc.	26,860	1,176,468

Cable/Satellite TV — 2.8%
Comcast Corp., Class A	86,548	3,376,238

Chemicals - Diversified — 2.9%
DowDuPont, Inc.	36,453	2,108,806
FMC Corp.	17,710	1,465,325

		3,574,131

Computers - Memory Devices — 0.9%
NetApp, Inc.	17,070	1,141,471

Cosmetics & Toiletries — 1.0%
Unilever NV	22,070	1,225,106

Cruise Lines — 0.8%
Norwegian Cruise Line Holdings, Ltd.†	19,180	984,318

Diversified Banking Institutions — 10.4%
Bank of America Corp.	122,880	3,489,792
Citigroup, Inc.	47,920	3,104,737
Goldman Sachs Group, Inc.	6,042	1,152,149
JPMorgan Chase & Co.	44,867	4,988,762

		12,735,440

Diversified Manufacturing Operations — 2.3%
Eaton Corp. PLC	19,345	1,488,404
Ingersoll-Rand PLC	12,904	1,335,822

		2,824,226

Electric - Integrated — 4.6%
Dominion Energy, Inc.	21,260	1,583,870
Edison International	18,334	1,014,237
Eversource Energy	29,024	1,983,500
NextEra Energy, Inc.	5,535	1,005,765

		5,587,372

Electronic Components - Semiconductors — 2.3%
Intel Corp.	58,232	2,871,420

Food - Misc./Diversified — 2.3%
Kraft Heinz Co.	26,491	1,354,220
Mondelez International, Inc., Class A	32,190	1,447,906

		2,802,126

Food - Wholesale/Distribution — 1.0%
US Foods Holding Corp.†	38,270	1,269,799

Footwear & Related Apparel — 0.4%
Skechers U.S.A., Inc., Class A†	19,840	535,680

Home Decoration Products — 0.6%
Newell Brands, Inc.#	29,850	698,490

Hotels/Motels — 1.0%
Hilton Worldwide Holdings, Inc.	16,569	1,251,622

Security Description	Shares	Value (Note 2)

Insurance Brokers — 1.4%
Marsh & McLennan Cos., Inc.	18,735	$1,661,795

Insurance - Multi-line — 2.4%
Chubb, Ltd.	13,964	1,867,545
MetLife, Inc.	25,490	1,137,619

		3,005,164

Insurance - Property/Casualty — 1.1%
Intact Financial Corp.	16,180	1,295,350

Investment Management/Advisor Services — 1.8%
BlackRock, Inc.	2,748	1,176,171
Invesco, Ltd.	48,760	992,266

		2,168,437

Machinery - Construction & Mining — 1.4%
Caterpillar, Inc.	12,340	1,674,168

Medical Instruments — 1.9%
Medtronic PLC	23,745	2,315,850

Medical Products — 2.2%
Koninklijke Philips NV	35,229	1,333,565
Zimmer Biomet Holdings, Inc.	11,330	1,325,836

		2,659,401

Medical - Drugs — 8.9%
Allergan PLC	8,080	1,265,328
AstraZeneca PLC ADR#	37,280	1,484,490
Bristol-Myers Squibb Co.	27,540	1,472,288
Eli Lilly & Co.	16,230	1,925,527
Merck & Co., Inc.	36,988	2,934,628
Roche Holding AG	7,290	1,891,601

		10,973,862

Medical - HMO — 2.3%
Anthem, Inc.	4,600	1,334,322
UnitedHealth Group, Inc.	5,405	1,520,751

		2,855,073

Multimedia — 0.6%
Viacom, Inc., Class B	25,500	786,930

Networking Products — 2.6%
Cisco Systems, Inc.	67,459	3,229,262

Oil Companies - Exploration & Production — 5.8%
Canadian Natural Resources, Ltd.	48,110	1,209,966
Concho Resources, Inc.†	10,640	1,386,818
EOG Resources, Inc.	19,110	1,974,254
Occidental Petroleum Corp.	21,230	1,491,832
Pioneer Natural Resources Co.	7,460	1,102,215

		7,165,085

Oil Companies - Integrated — 4.2%
Chevron Corp.	30,671	3,648,009
Exxon Mobil Corp.	19,687	1,565,116

		5,213,125

Oil - Field Services — 0.9%
Halliburton Co.	34,640	1,088,735

Real Estate Investment Trusts — 3.1%
Brixmor Property Group, Inc.	42,460	700,590
Crown Castle International Corp.	16,110	1,851,039
Park Hotels & Resorts, Inc.	39,639	1,221,674

		3,773,303

Retail - Building Products — 1.0%
Home Depot, Inc.	6,694	1,207,062

228

VALIC Company I Value Fund

PORTFOLIO OF INVESTMENTS — November 30, 2018 (unaudited) — (continued)

Security Description	Shares	Value (Note 2)

COMMON STOCKS (continued)
Retail - Catalog Shopping — 1.1%
Qurate Retail, Inc.†	60,370	$1,341,421

Retail - Major Department Stores — 0.4%
TJX Cos., Inc.	8,900	434,765

Semiconductor Components - Integrated Circuits — 3.6%
Analog Devices, Inc.	17,359	1,595,639
Maxim Integrated Products, Inc.	22,705	1,269,664
QUALCOMM, Inc#.	27,530	1,603,898

		4,469,201

Semiconductor Equipment — 0.5%
KLA-Tencor Corp.	6,430	633,741

Telephone - Integrated — 2.8%
Verizon Communications, Inc.	56,645	3,415,694

Tobacco — 2.0%
Philip Morris International, Inc.	28,170	2,437,550

Transport - Rail — 1.2%
Union Pacific Corp.	9,340	1,436,305

Wireless Equipment — 1.0%
Nokia OYJ ADR#	227,520	1,244,535

Total Long-Term Investment Securities
(cost $96,071,584)		119,031,644

Security Description	Principal Amount	Value (Note 2)

REPURCHASE AGREEMENTS — 2.8%
Agreement with Fixed Income Clearing Corp., bearing interest at 0.42%, dated 11/30/2018, to be repurchased 12/03/2018 in the amount of $3,387,119 and collateralized by $3,430,000 of United States Treasury Notes, bearing interest at 3.00%, due 09/30/2025 and having an approximated value of $3,459,134 (cost $3,387,000)	$3,387,000	$3,387,000

TOTAL INVESTMENTS
(cost $99,458,584)(1)	99.9%	122,418,644
Other assets less liabilities	0.1	183,191

NET ASSETS	100.0%	$122,601,835

#	The security or a portion thereof is out on loan (see Note 2).

At November 30, 2018, the Fund had loaned securities with total value of $4,020,556. This was secured by collateral of $4,222,951 received in the form of fixed income pooled securities, which the Fund cannot sell or repledge.

The components of the fixed income pooled securities referenced above are as follows:

Securities	Coupon Range	Maturity Date Range	Value as of November 30, 2018
United States Treasury Bills	0.00%	01/17/2019 to 04/25/2019	$211,912
United States Treasury Notes/Bonds	zero coupon to 8.75%	12/15/2018 to 05/15/2048	4,011,039

†	Non-income producing security
(1)	See Note 5 for cost of investments on a tax basis.

ADR—American Depositary Receipt

The following is a summary of the inputs used to value the Fund’s net assets as of November 30, 2018 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs		Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$115,806,478	$3,225,166	**	$—	$119,031,644
Repurchase Agreements	—	3,387,000		—	3,387,000

Total Investments at Value	$115,806,478	$6,612,166		$—	$122,418,644

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
**	Represents foreign equity securities that have been fair valued in accordance with pricing procedures approved by the Board (see Note 2).

See Notes to Financial Statements

229

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2018 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$146,999,847	$788,410,471	$54,395,776	$236,993,175	$244,291,847	$844,509,004	$41,500,359
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	182,996,985
Repurchase agreements (cost approximates value)	–	–	–	–	745,000	2,740,000	–
Cash	–	–	957,355	–	570	37,080,930	11,746
Foreign cash*	8,661,994	–	–	–	–	23,216	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	860,000	–	–	–	–	–	31
Receivable for:
Fund shares sold	32,945	95,238	1,631	91,226	31,892	265,214	15,968
Dividends and interest	388,257	723,374	109,790	1,280,024	566,849	2,801,922	161,418
Investments sold	–	2,968,651	27,817	–	–	–	15,971
Investments sold on an extended settlement basis	15,173	–	–	–	–	–	2,244,281
Receipts on swap contracts	–	–	–	–	–	–	–
Securities lending income	7,018	5,680	655	1,001	702	5,610	–
Prepaid expenses and other assets	28,620	18,546	6,757	15,656	21,778	19,329	7,321
Due from investment adviser for expense reimbursements/fee waivers	–	–	6,716	–	36,145	–	479
Variation margin on futures contracts	41,615	–	–	–	–	–	155,100
Unrealized appreciation on forward foreign currency contracts	221,851	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	157,257,320	792,221,960	55,506,497	238,381,082	245,694,783	887,445,225	227,109,659

LIABILITIES:
Payable for:
Fund shares reacquired	4,286	87,137	54,850	267,724	21,213	312,060	35,932
Investments purchased	1,404,139	3,451,301	–	–	–	133,840	11,746
Investments purchased on an extended settlement basis	42,482	–	–	1,008,271	–	–	2,435,109
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	62,457	454,645	31,985	97,967	160,626	509,199	45,830
Administrative service fee	8,332	41,852	3,048	13,069	13,394	48,032	2,241
Transfer agent fees and expenses	184	431	246	431	165	430	123
Directors’ fees and expenses	7,047	13,438	1,102	6,533	16,446	14,209	2,410
Other accrued expenses	123,528	82,150	39,300	76,741	52,342	100,350	46,531
Variation margin on futures contracts	37,199	–	–	–	–	–	–
Collateral upon return of securities loaned	3,637,123	–	592,358	800,043	79,920	259,635	–
Due to custodian	–	–	–	–	–	–	–
Due to broker	86,715	–	–	–	–	–	790,000
Call and put options written, at value@	–	–	–	–	–	–	212,272
Unrealized depreciation on forward foreign currency contracts	770,224	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	6,183,716	4,130,954	722,889	2,270,779	344,106	1,377,755	3,582,194

NET ASSETS	$151,073,604	$788,091,006	$54,783,608	$236,110,303	$245,350,677	$886,067,470	$223,527,465

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$139,980	$377,666	$34,188	$249,342	$103,437	$683,549	$185,193
Additional paid-in capital	141,026,681	335,376,077	35,736,639	238,576,441	154,390,793	680,812,957	198,255,506
Total distributable earnings (loss)	9,906,943	452,337,263	19,012,781	(2,715,480)	90,856,447	204,570,964	25,086,766

NET ASSETS	$151,073,604	$788,091,006	$54,783,608	$236,110,303	$245,350,677	$886,067,470	$223,527,465

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	13,998,031	37,766,642	3,418,789	24,934,203	10,343,694	68,354,918	18,519,320
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$10.79	$20.87	$16.02	$9.47	$23.72	$12.96	$12.07

* Cost
Investment securities (unaffiliated)	$152,536,368	$467,410,116	$45,589,385	$245,062,920	$191,895,849	$794,187,841	$43,158,371

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$169,582,099

Foreign cash	$8,622,511	$–	$–	$–	$–	$23,229	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$215,264

† Including securities on loan	$8,414,631	$31,104,989	$3,045,864	$4,316,810	$4,643,385	$30,324,326	$–

See Notes to Financial Statements

230

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2018 (unaudited) — (continued)

	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$675,646,312	$389,821,623	$368,138,160	$349,125,112	$341,468,066	$133,682,781	$1,223,998,184
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	1,081,000	–	–	6,222,000	–
Cash	28,772,795	4,003,688	888	2,718,580	86,476	864	12,933,441
Foreign cash*	2,321,783	70,250	311,454	663,762	–	–	1,983
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	1,783,274	–	–	–
Due from broker	378,021	–	–	–	–	–	47
Receivable for:
Fund shares sold	785,333	68,028	13,038	13,092	388,901	40,945	430,664
Dividends and interest	475,260	683,831	887,944	1,676,567	223,387	546,157	1,457,937
Investments sold	–	1,383,562	–	124,734	–	–	2,938,464
Investments sold on an extended settlement basis	–	–	65,405	20,525	–	–	598,487
Receipts on swap contracts	–	–	–	161,207	–	–	–
Securites lending income	21,130	1,283	1,107	1,489	–	163	6,595
Prepaid expenses and other assets	19,925	12,614	23,149	18,289	32,759	25,988	40,350
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	–	–	50,082
Variation margin on futures contracts	–	–	19,740	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	2,192,941	–	–	265,370
Unrealized appreciation on swap contracts	–	–	–	1,853,921	–	–	–

TOTAL ASSETS	708,420,559	396,044,879	370,541,885	360,353,493	342,199,589	140,518,898	1,242,721,604

LIABILITIES:
Payable for:
Fund shares reacquired	20,290	167,115	608,898	466,703	28,013	144,542	188,561
Investments purchased	–	–	–	–	–	–	2,931,665
Investments purchased on an extended settlement basis	–	–	–	490,161	–	1,546,946	–
Payments on swap contracts	–	–	–	197,048	–	–	–
Accrued foreign tax on capital gains	494,137	–	–	79,809	–	–	2,197
Investment advisory and management fees	432,937	233,072	153,388	147,771	113,004	54,743	690,362
Administrative service fee	37,776	21,230	20,462	19,713	18,843	7,303	66,809
Transfer agent fees and expenses	604	431	369	184	738	530	307
Directors’ fees and expenses	13,460	7,706	16,000	12,777	20,606	6,381	30,720
Other accrued expenses	371,969	77,110	80,601	148,237	80,415	50,431	140,076
Variation margin on futures contracts	17,160	–	–	–	–	–	–
Collateral upon return of securities loaned	15,435,384	107,189	–	–	–	–	749,194
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	35	2,126,267	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	433,394	–	–	23,600
Swap premiums received	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	16,823,717	613,853	879,753	4,122,064	261,619	1,810,876	4,823,491

NET ASSETS	$691,596,842	$395,431,026	$369,662,132	$356,231,429	$341,937,970	$138,708,022	$1,237,898,113

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$881,430	$518,541	$143,911	$302,639	$3,419,530	$135,924	$720,935
Additional paid-in capital	672,807,732	374,688,164	280,230,172	306,732,197	338,532,362	140,593,839	867,572,664
Total distributable earnings (loss)	17,907,680	20,224,321	89,288,049	49,196,593	(13,922)	(2,021,741)	369,604,514

NET ASSETS	$691,596,842	$395,431,026	$369,662,132	$356,231,429	$341,937,970	$138,708,022	$1,237,898,113

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	88,142,964	51,854,100	14,391,123	30,263,934	341,953,032	13,592,426	72,093,492
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$7.85	$7.63	$25.69	$11.77	$1.00	$10.20	$17.17

* Cost
Investment securities (unaffiliated)	$630,998,156	$378,971,929	$296,258,931	$356,696,791	$341,468,066	$137,233,470	$983,057,705

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$2,322,300	$70,809	$313,895	$657,094	$–	$–	$1,974

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$45,308,305	$5,241,927	$9,604,711	$5,668,171	$–	$1,041,847	$24,704,184

See Notes to Financial Statements

231

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2018 (unaudited) — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL VALUE FUND#
ASSETS:
Investment securities, at value (unaffiliated)*†	$123,889,066	$809,625,097	$680,719,520	$1,057,367,073	$189,205,410	$427,359,097	$739,170,961
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	–	–	–	11,474,000	–	–	–
Cash	797,892	525,544	24,329	634	1,402,306	41,555,328	–
Foreign cash*	–	27,057	241,649	5,787,178	768,767	374,112	8,297,466
Cash collateral for futures contracts	105,000	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	20	–	–	–	–	–	–
Receivable for:
Fund shares sold	66,001	87,567	857,385	1,172,358	27,975	565,681	71,062
Dividends and interest	247,545	687,007	2,872,812	4,753,952	1,669,242	782,948	2,056,090
Investments sold	418,610	1,790,912	–	–	–	–	1,824,506
Investments sold on an extended settlement basis	–	168,154	–	–	804,571	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	305	26,419	1,857	17,454	1,196	9,275	16,188
Prepaid expenses and other assets	10,976	17,964	14,320	43,506	13,502	26,947	30,254
Due from investment adviser for expense reimbursements/fee waivers	11,657	26,950	–	–	–	72,103	42,287
Variation margin on futures contracts	4,935	–	–	–	–	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	2,355,639
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	125,552,007	812,982,671	684,731,872	1,080,616,155	193,892,969	470,745,491	753,864,453

LIABILITIES:
Payable for:
Fund shares reacquired	73,993	22,879	16,123	759,072	74,972	21,996	115,221
Investments purchased	442,434	3,982,850	–	–	796,782	–	286,112
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	76,508	–
Investment advisory and management fees	76,833	628,771	243,951	262,257	79,449	334,737	411,401
Administrative service fee	6,833	42,703	35,539	59,179	10,598	24,046	40,294
Transfer agent fees and expenses	369	246	430	859	431	431	492
Directors’ fees and expenses	5,756	12,929	9,236	31,197	7,234	21,218	24,590
Other accrued expenses	43,187	98,617	77,971	405,480	71,253	115,927	149,348
Variation margin on futures contracts	–	–	–	104,850	–	–	–
Collateral upon return of securities loaned	–	6,017,356	4,107,740	22,539,862	855,373	32,485,110	27,757,947
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	1,859,235
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	649,405	10,806,351	4,490,990	24,162,756	1,896,092	33,079,973	30,644,640

NET ASSETS	$124,902,602	$802,176,320	$680,240,882	$1,056,453,399	$191,996,877	$437,665,518	$723,219,813

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$54,516	$366,123	$635,107	$1,547,968	$169,923	$326,055	$755,137
Additional paid-in capital	81,005,047	502,501,903	675,177,330	1,026,005,289	201,819,454	343,107,548	742,488,167
Total distributable earnings (loss)	43,843,039	299,308,294	4,428,445	28,900,142	(9,992,500)	94,231,915	(20,023,491)

NET ASSETS	$124,902,602	$802,176,320	$680,240,882	$1,056,453,399	$191,996,877	$437,665,518	$723,219,813

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	5,451,576	36,612,337	63,510,749	154,796,778	16,992,309	32,605,461	75,513,732
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$22.91	$21.91	$10.71	$6.82	$11.30	$13.42	$9.58

* Cost
Investment securities (unaffiliated)	$100,822,351	$606,527,174	$694,784,697	$1,079,602,539	$197,372,016	$441,625,233	$781,150,813

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$27,076	$236,766	$5,794,844	$772,189	$376,203	$8,297,597

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$2,170,846	$134,821,710	$8,364,062	$26,457,673	$8,913,280	$31,849,917	$29,596,574

# See Note 1

See Notes to Financial Statements

232

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2018 (unaudited) — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$171,417,382	$469,740,460	$3,218,829,405	$287,454,010	$462,614,345	$1,255,987,472	$149,407,114
Investment securities, at value (affiliated)*†	–	–	–	–	–	–	–
Repurchase agreements (cost approximates value)	2,202,000	–	106,614,000	–	38,922,000	11,310,000	4,038,000
Cash	982	543	191	1,661,692	72	56,626,641	831
Foreign cash*	–	–	–	2	–	952,574	–
Cash collateral for futures contracts	–	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–	–
Due from broker	–	–	–	–	49	–	–
Receivable for:
Fund shares sold	8,638	24,935	291,791	171,455	51,608	33,895	112,066
Dividends and interest	292,199	522,781	3,749,697	219,896	514,008	898,005	65,816
Investments sold	445,677	–	28,280,092	110,683	–	2,590,983	296,088
Investments sold on an extended settlement basis	–	–	–	–	–	–	–
Receipts on swap contracts	–	–	–	–	–	–	–
Securites lending income	87	2,218	57,432	4,972	3,450	24,883	4,784
Prepaid expenses and other assets	10,355	16,724	118,732	14,673	12,208	65,757	10,131
Due from investment adviser for expense reimbursements/fee waivers	–	–	–	–	11,151	–	2,016
Variation margin on futures contracts	–	–	780,000	–	218,950	–	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–	–

TOTAL ASSETS	174,377,320	470,307,661	3,358,721,340	289,637,383	502,347,841	1,328,490,210	153,936,846

LIABILITIES:
Payable for:
Fund shares reacquired	79,723	203,041	939,558	6,826	38,347	412,925	3,925
Investments purchased	283,392	–	24,794,477	324,285	–	621,196	77,642
Investments purchased on an extended settlement basis	–	–	–	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–	–
Investment advisory and management fees	99,285	241,875	701,927	159,174	157,326	925,266	105,587
Administrative service fee	9,460	25,208	179,271	15,279	26,896	70,994	8,285
Transfer agent fees and expenses	434	210	1,107	430	862	862	184
Directors’ fees and expenses	3,842	11,490	97,614	7,780	6,569	44,001	2,425
Other accrued expenses	46,458	57,914	281,866	47,183	89,648	163,697	45,325
Variation margin on futures contracts	–	–	–	–	–	–	–
Collateral upon return of securities loaned	–	–	29,942,454	4,099,009	1,364,499	1,198,918	373,750
Due to custodian	–	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–	–

TOTAL LIABILITIES	522,594	539,738	56,938,274	4,659,966	1,684,147	3,437,859	617,123

NET ASSETS	$173,854,726	$469,767,923	$3,301,783,066	$284,977,417	$500,663,694	$1,325,052,351	$153,319,723

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$144,905	$298,579	$1,211,873	$182,470	$358,607	$453,672	$100,987
Additional paid-in capital	124,495,700	293,803,473	2,064,301,141	192,662,655	216,198,828	846,234,444	106,853,956
Total distributable earnings (loss)	49,214,121	175,665,871	1,236,270,052	92,132,292	284,106,259	478,364,235	46,364,780

NET ASSETS	$173,854,726	$469,767,923	$3,301,783,066	$284,977,417	$500,663,694	$1,325,052,351	$153,319,723

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	14,490,450	29,857,918	121,187,334	18,247,047	35,860,678	45,367,214	10,098,733
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$12.00	$15.73	$27.25	$15.62	$13.96	$29.21	$15.18

* Cost
Investment securities (unaffiliated)	$145,743,675	$339,032,052	$2,477,139,076	$228,347,269	$191,476,528	$1,133,147,586	$135,080,397

Investment securities (affiliated)	$–	$–	$–	$–	$–	$–	$–

Foreign cash	$–	$–	$–	$2	$–	$936,539	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–	$–

† Including securities on loan	$399,375	$14,040,627	$336,734,152	$24,459,126	$12,363,226	$145,825,854	$33,112,705

See Notes to Financial Statements

233

VALIC Company I

STATEMENTS OF ASSETS AND LIABILITIES — November 30, 2018 (unaudited) — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
ASSETS:
Investment securities, at value (unaffiliated)*†	$294,181,976	$1,165,079,933	$249,501,375	$114,515,055	$4,847,248,081	$119,031,644
Investment securities, at value (affiliated)*†	–	–	–	–	7,997,314	–
Repurchase agreements (cost approximates value)	7,770,000	34,647,000	–	–	116,250,000	3,387,000
Cash	331,737	555	11,015,864	–	194	250
Foreign cash*	–	–	–	–	–	–
Cash collateral for futures contracts	–	–	–	–	–	–
Cash collateral for centrally cleared swap contracts	–	–	–	–	–	–
Due from broker	–	48	–	–	–	–
Receivable for:
Fund shares sold	35,495	400,765	12,511	13,813	352,598	2,264
Dividends and interest	257,445	990,467	363,287	88,901	10,356,477	305,972
Investments sold	610,556	2,684	2,510,850	43,710	2,365,975	–
Investments sold on an extended settlement basis	–	15,165	–	–	11,720	–
Receipts on swap contracts	–	–	–	–	–	–
Securites lending income	23,262	114,781	4,338	6,316	10,889	696
Prepaid expenses and other assets	25,018	41,689	16,348	8,110	259,842	9,427
Due from investment adviser for expense reimbursements/fee waivers	31,428	–	–	6,343	–	11,992
Variation margin on futures contracts	–	174,305	–	–	640,845	–
Unrealized appreciation on forward foreign currency contracts	–	–	–	–	–	–
Unrealized appreciation on swap contracts	–	–	–	–	–	–

TOTAL ASSETS	303,266,917	1,201,467,392	263,424,573	114,682,248	4,985,493,935	122,749,245

LIABILITIES:
Payable for:
Fund shares reacquired	65,480	95,166	58,971	4,661	2,459,013	18,699
Investments purchased	623,449	5,642	195,761	395,126	9,230,116	–
Investments purchased on an extended settlement basis	–	2,684	–	–	–	–
Payments on swap contracts	–	–	–	–	–	–
Accrued foreign tax on capital gains	–	–	–	–	–	–
Investment advisory and management fees	218,049	280,472	162,155	77,017	970,646	77,393
Administrative service fee	16,305	63,865	14,421	6,043	268,997	6,618
Transfer agent fees and expenses	185	1,043	369	184	1,268	430
Directors’ fees and expenses	18,805	35,544	6,739	3,224	173,111	4,294
Other accrued expenses	76,787	183,105	48,489	38,893	395,258	39,976
Variation margin on futures contracts	–	–	–	–	–	–
Collateral upon return of securities loaned	3,003,475	25,402,028	3,213,630	2,424,256	2,233	–
Due to custodian	–	–	–	–	–	–
Due to broker	–	–	–	–	–	–
Call and put options written, at value@	–	–	–	–	–	–
Unrealized depreciation on forward foreign currency contracts	–	–	–	–	–	–
Swap premiums received	–	–	–	–	–	–
Unrealized depreciation on swap contracts	–	–	–	–	–	–

TOTAL LIABILITIES	4,022,535	26,069,549	3,700,535	2,949,404	13,500,642	147,410

NET ASSETS	$299,244,382	$1,175,397,843	$259,724,038	$111,732,844	$4,971,993,293	$122,601,835

NET ASSETS REPRESENTED BY:
Capital shares at par value of $0.01 per share	$263,831	$546,033	$198,701	$82,084	$1,225,101	$68,030
Additional paid-in capital	221,357,820	724,148,864	205,418,597	77,754,086	2,052,349,876	92,307,002
Total distributable earnings (loss)	77,622,731	450,702,946	54,106,740	33,896,674	2,918,418,316	30,226,803

NET ASSETS	$299,244,382	$1,175,397,843	$259,724,038	$111,732,844	$4,971,993,293	$122,601,835

CAPITAL SHARES:
Authorized (Par value $0.01 per share)	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Outstanding	26,383,056	54,603,341	19,870,072	8,208,414	122,510,076	6,803,042
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE	$11.34	$21.53	$13.07	$13.61	$40.58	$18.02

* Cost
Investment securities (unaffiliated)	$259,571,733	$911,063,869	$240,887,339	$105,580,156	$2,274,329,371	$96,071,584

Investment securities (affiliated)	$–	$–	$–	$–	$6,494,174	$–

Foreign cash	$–	$–	$–	$–	$–	$–

@ Premiums received on options written	$–	$–	$–	$–	$–	$–

† Including securities on loan	$40,672,081	$203,215,729	$33,019,740	$21,340,828	$50,848,076	$4,020,556

See Notes to Financial Statements

234

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2018 (unaudited)

	ASSET ALLOCATION FUND	BLUE CHIP GROWTH FUND	BROAD CAP VALUE INCOME FUND	CAPITAL CONSERVATION FUND	CORE EQUITY FUND	DIVIDEND VALUE FUND	DYNAMIC ALLOCATION FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,127,835	$2,955,719	$650,683	$10,622	$2,366,414	$14,691,814	$–
Dividends (affiliated)	–	–	–	–	–	–	699,962
Securities lending income	34,877	68,313	4,527	10,640	18,377	134,962	–
Interest (unaffiliated)	594,783	37,224	280	3,962,550	1,183	28,246	516,744

Total investment income*	1,757,495	3,061,256	655,490	3,983,812	2,385,974	14,855,022	1,216,706

EXPENSES:
Investment advisory and management fees	402,899	2,925,747	208,392	617,624	1,030,433	3,245,240	298,781
Administrative service fee	53,871	270,430	19,902	82,614	86,290	307,535	14,837
Transfer agent fees and expenses	547	1,242	728	1,275	497	1,277	364
Custodian fees	68,529	16,707	10,192	34,829	10,972	34,603	9,171
Reports to shareholders	9,247	48,938	3,446	14,475	14,945	55,789	13,131
Audit and tax fees	29,647	18,391	18,376	25,003	18,381	18,427	18,687
Legal fees	7,744	8,937	3,463	4,686	7,373	10,081	5,724
Directors’ fees and expenses	3,312	16,578	1,325	5,178	4,634	18,654	4,933
Interest expense	11,793	–	581	–	245	2,738	–
License fee	299	299	299	299	299	299	299
Other expenses	37,676	17,081	6,287	13,989	9,499	18,346	4,815

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	625,564	3,324,350	272,991	799,972	1,183,568	3,712,989	370,742

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	(19,944)	–	(232,345)	–	(5,653)
Fees paid indirectly (Note 7)	(1,985)	–	(1,357)	–	–	–	–

Net expenses	623,579	3,324,350	251,690	799,972	951,223	3,712,989	365,089

Net investment income (loss)	1,133,916	(263,094)	403,800	3,183,840	1,434,751	11,142,033	851,617

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	1,195,918	41,155,394	4,975,335	(2,001,448)	6,050,088	34,151,776	(779,618)
Investments (affiliated)	–	–	–	–	–	–	1,696,106
Futures contracts	1,019,044	–	–	–	–	–	(1,117,525)
Forward contracts	(904,451)	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	503,715
Net realized gain on capital gain distributions from underlying funds (affiliated)	–	–	–	–	–	–	1,337,181
Net realized foreign exchange gain (loss) on other assets and liabilities	(14,770)	733	(134)	–	(640)	8,977	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	1,295,741	41,156,127	4,975,201	(2,001,448)	6,049,448	34,160,753	1,639,859

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(10,007,711)	(39,951,124)	(4,893,047)	(3,118,480)	(1,263,380)	(2,535,617)	(408,742)
Investments (affiliated)	–	–	–	–	–	–	(5,040,512)
Futures contracts	(149,846)	–	–	–	–	–	1,048,372
Forward contracts	155,226	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	(133,777)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(48,849)	(28)	37	–	(6)	2,976	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(10,051,180)	(39,951,152)	(4,893,010)	(3,118,480)	(1,263,386)	(2,532,641)	(4,534,659)

Net realized and unrealized gain (loss) on investments and foreign currencies	(8,755,439)	1,204,975	82,191	(5,119,928)	4,786,062	31,628,112	(2,894,800)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(7,621,523)	$941,881	$485,991	$(1,936,088)	$6,220,813	$42,770,145	$(2,043,183)

* Net of foreign withholding taxes on interest and dividends of	$37,083	$2,751	$4,097	$947	$22,933	$115,134	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

235

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2018 (unaudited) — (continued)

	EMERGING ECONOMIES FUND	GLOBAL REAL ESTATE FUND	GLOBAL SOCIAL AWARENESS FUND	GLOBAL STRATEGY FUND	GOVERNMENT MONEY MARKET I FUND	GOVERNMENT SECURITIES FUND	GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$15,518,008	$5,842,577	$4,287,582	$2,270,928	$–	$–	$6,141,949
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	149,384	22,833	8,558	20,388	–	1,300	52,221
Interest (unaffiliated)	16,375	48,681	38,092	3,855,200	3,255,088	1,725,652	5,228

Total investment income*	15,683,767	5,914,091	4,334,232	6,146,516	3,255,088	1,726,952	6,199,398

EXPENSES:
Investment advisory and management fees	2,838,857	1,390,598	1,039,297	955,577	652,694	300,085	4,313,426
Administrative service fee	249,632	126,806	138,966	127,768	109,070	40,121	419,109
Transfer agent fees and expenses	2,233	1,275	1,094	547	2,199	1,003	911
Custodian fees	210,850	25,965	32,318	80,157	7,854	18,485	38,604
Reports to shareholders	49,623	18,171	24,122	18,985	15,663	4,618	78,623
Audit and tax fees	23,693	19,714	23,681	25,432	22,132	21,475	18,342
Legal fees	23,951	11,509	6,836	21,436	3,916	7,090	16,124
Directors’ fees and expenses	15,625	7,939	8,636	7,804	2,811	2,424	25,708
Interest expense	332	–	6,993	–	–	–	228
License fee	299	299	299	299	299	299	299
Other expenses	11,597	7,150	21,174	13,603	9,301	5,100	24,951

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	3,426,692	1,609,426	1,303,416	1,251,608	825,939	400,700	4,936,325

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	–	–	(313,485)
Fees paid indirectly (Note 7)	(1,186)	(63)	–	(410)	–	–	–

Net expenses	3,425,506	1,609,363	1,303,416	1,251,198	825,939	400,700	4,622,840

Net investment income (loss)	12,258,261	4,304,728	3,030,816	4,895,318	2,429,149	1,326,252	1,576,558

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(11,165,775)	2,063,854	9,177,841	13,354,218	(412)	54,613	37,013,702
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	464,071	–	–	–	(107,484)
Forward contracts	–	–	–	6,550,814	–	–	501,075
Swap contracts	–	–	–	(38,712)	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	(72,237)	(12,867)	(65,224)	(200,911)	–	–	2,933
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	(11,238,012)	2,050,987	9,576,688	19,665,409	(412)	54,613	37,410,226

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(96,513,720)	(9,187,426)	(20,654,045)	(32,647,909)	–	(1,258,127)	(55,588,608)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	(35,528)	–	172,160	–	–	–	–
Forward contracts	–	–	–	(425,903)	–	–	(167,999)
Swap contracts	–	–	–	853,341	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(24,656)	11,430	50,959	110,713	–	–	(361)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	639,892	–	–	(2,206)	–	–	6,322

Net unrealized gain (loss) on investments and foreign currencies	(95,934,012)	(9,175,996)	(20,430,926)	(32,111,964)	–	(1,258,127)	(55,750,646)

Net realized and unrealized gain (loss) on investments and foreign currencies	(107,172,024)	(7,125,009)	(10,854,238)	(12,446,555)	(412)	(1,203,514)	(18,340,420)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(94,913,763)	$(2,820,281)	$(7,823,422)	$(7,551,237)	$2,428,737	$122,738	$(16,763,862)

* Net of foreign withholding taxes on interest and dividends of	$1,943,681	$241,474	$174,252	$201,599	$–	$–	$75,434

** Net of foreign withholding taxes on capital gains of	$393,121	$–	$–	$13,065	$–	$–	$–

See Notes to Financial Statements

236

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2018 (unaudited) — (continued)

	GROWTH & INCOME FUND	HEALTH SCIENCES FUND	INFLATION PROTECTED FUND	INTERNATIONAL EQUITIES INDEX FUND	INTERNATIONAL GOVERNMENT BOND FUND	INTERNATIONAL GROWTH FUND	INTERNATIONAL VALUE FUND#
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,154,895	$2,741,130	$5,104	$12,872,970	$–	$2,117,748	$8,563,872
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	2,040	244,622	18,091	194,851	8,229	36,854	126,598
Interest (unaffiliated)	1,692	36,470	9,419,372	55,751	3,042,910	–	166,458

Total investment income*	1,158,627	3,022,222	9,442,567	13,123,572	3,051,139	2,154,602	8,856,928

EXPENSES:
Investment advisory and management fees	490,110	3,955,439	1,412,332	1,752,934	510,869	2,151,794	2,759,042
Administrative service fee	43,685	269,504	204,601	404,539	68,311	155,191	272,851
Transfer agent fees and expenses	1,094	728	1,275	2,704	1,276	1,275	1,457
Custodian fees	13,016	37,434	21,666	93,583	20,036	66,173	65,416
Reports to shareholders	7,683	44,715	31,936	83,239	12,276	41,850	87,637
Audit and tax fees	19,214	19,337	22,529	36,975	24,696	40,017	23,688
Legal fees	3,963	8,271	11,473	13,489	4,960	116,426	10,849
Directors’ fees and expenses	2,725	16,643	12,009	25,021	4,309	9,553	17,047
Interest expense	170	–	–	16,784	819	–	2,730
License fee	299	299	299	121,009	299	299	299
Other expenses	9,235	23,469	17,274	16,729	12,972	18,640	10,337

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	591,194	4,375,839	1,735,394	2,567,006	660,823	2,601,218	3,251,353

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(35,736)	(165,043)	–	–	–	(464,249)	(121,311)
Fees paid indirectly (Note 7)	(756)	–	–	–	–	–	–

Net expenses	554,702	4,210,796	1,735,394	2,567,006	660,823	2,136,969	3,130,042

Net investment income (loss)	603,925	(1,188,574)	7,707,173	10,556,566	2,390,316	17,633	5,726,886

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	7,096,369	35,950,990	(1,090,007)	28,332,860	(5,031,816)	(1,950,054)	20,150,193
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	(50,805)	–	–	(1,752,617)	–	–	–
Forward contracts	–	–	–	–	–	–	(39,382)
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	–	864	(27,078)	(281,062)	(72,096)	(59,381)	(298,388)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	2,916	–

Net realized gain (loss) on investments and foreign currencies	7,045,564	35,951,854	(1,117,085)	26,299,181	(5,103,912)	(2,006,519)	19,812,423

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(3,759,283)	19,209,786	(16,313,552)	(129,832,241)	(3,439,902)	(48,821,314)	(113,878,729)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	29,413	–	–	450,751	–	–	–
Forward contracts	–	–	–	–	–	–	2,355,639
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(1,791)	17,490	14,491	21,387	4,809	9,721
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	(76,508)	84,383

Net unrealized gain (loss) on investments and foreign currencies	(3,729,870)	19,207,995	(16,296,062)	(129,366,999)	(3,418,515)	(48,893,013)	(111,428,986)

Net realized and unrealized gain (loss) on investments and foreign currencies	3,315,694	55,159,849	(17,413,147)	(103,067,818)	(8,522,427)	(50,899,532)	(91,616,563)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$3,919,619	$53,971,275	$(9,705,974)	$(92,511,252)	$(6,132,111)	$(50,881,899)	$(85,889,677)

* Net of foreign withholding taxes on interest and dividends of	$309	$9,420	$3	$1,011,469	$(1,208)	$193,594	$707,931

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$179,161

# See Note 1

See Notes to Financial Statements

237

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2018 (unaudited) — (continued)

	LARGE CAP CORE FUND	LARGE CAPITAL GROWTH FUND	MID CAP INDEX FUND	MID CAP STRATEGIC GROWTH FUND	NASDAQ-100® INDEX FUND	SCIENCE & TECHNOLOGY FUND	SMALL CAP AGGRESSIVE GROWTH FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,635,429	$3,127,103	$28,387,827	$1,173,775	$2,434,671	$4,164,604	$295,821
Dividends (affiliated)	–	–	–	–	–	–	–
Securities lending income	548	20,906	597,121	32,705	31,724	210,181	56,791
Interest (unaffiliated)	8,136	26,289	219,746	42,008	69,035	248,374	8,471

Total investment income*	1,644,113	3,174,298	29,204,694	1,248,488	2,535,430	4,623,159	361,083

EXPENSES:
Investment advisory and management fees	640,433	1,487,591	4,459,380	1,025,872	984,629	6,144,485	688,414
Administrative service fee	61,162	155,375	1,155,393	99,062	168,966	473,401	54,141
Transfer agent fees and expenses	1,310	996	3,280	1,275	2,523	2,524	547
Custodian fees	13,418	8,789	64,008	11,308	16,685	66,261	16,022
Reports to shareholders	10,391	27,455	194,750	22,236	32,570	94,645	11,030
Audit and tax fees	18,394	18,377	19,260	18,272	19,185	17,862	18,308
Legal fees	4,546	6,400	49,687	5,607	6,989	15,464	4,394
Directors’ fees and expenses	3,766	9,373	71,573	6,124	10,355	29,418	3,434
Interest expense	–	–	2,574	–	936	629	–
License fee	299	299	17,283	299	101,109	299	299
Other expenses	7,668	10,884	64,227	10,581	7,841	37,614	7,225

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	761,387	1,725,539	6,101,415	1,200,636	1,351,788	6,882,602	803,814

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	–	–	–	–	(11,151)	–	(2,016)
Fees paid indirectly (Note 7)	(5,599)	–	–	(3,228)	–	(24,481)	(3,765)

Net expenses	755,788	1,725,539	6,101,415	1,197,408	1,340,637	6,858,121	798,033

Net investment income (loss)	888,325	1,448,759	23,103,279	51,080	1,194,793	(2,234,962)	(436,950)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	8,183,718	10,779,481	154,665,601	6,314,399	3,400,365	96,445,336	11,353,830
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	(1,785,783)	–	1,534,119	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	146	1,225	–	(2,001)	–	(27,796)	–
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	8,183,864	10,780,706	152,879,818	6,312,398	4,934,484	96,417,540	11,353,830

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(4,493,694)	8,848,156	(269,127,167)	(10,183,798)	(5,075,960)	(182,140,338)	(23,596,059)
Investments (affiliated)	–	–	–	–	–	–	–
Futures contracts	–	–	(5,108,837)	–	(2,163,487)	–	–
Forward contracts	–	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	–	(1,185)	–	852	–	(27,965)	–
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(4,493,694)	8,846,971	(274,236,004)	(10,182,946)	(7,239,447)	(182,168,303)	(23,596,059)

Net realized and unrealized gain (loss) on investments and foreign currencies	3,690,170	19,627,677	(121,356,186)	(3,870,548)	(2,304,963)	(85,750,763)	(12,242,229)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,578,495	$21,076,436	$(98,252,907)	$(3,819,468)	$(1,110,170)	$(87,985,725)	$(12,679,179)

* Net of foreign withholding taxes on interest and dividends of	$6,121	$53,118	$13,842	$12,603	$–	$182,637	$–

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

238

VALIC Company I

STATEMENTS OF OPERATIONS — For the Six Months Ended November 30, 2018 (unaudited) — (continued)

	SMALL CAP FUND	SMALL CAP INDEX FUND	SMALL CAP SPECIAL VALUES FUND	SMALL-MID GROWTH FUND	STOCK INDEX FUND	VALUE FUND
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,853,378	$8,656,384	$2,624,948	$352,196	$52,907,595	$1,438,047
Dividends (affiliated)	–	–	–	–	–	–
Securities lending income	193,029	1,018,977	35,899	39,131	97,013	7,803
Interest (unaffiliated)	24,874	113,903	10,823	16,170	159,635	4,513

Total investment income*	2,071,281	9,789,264	2,671,670	407,497	53,164,243	1,450,363

EXPENSES:
Investment advisory and management fees	1,431,405	1,839,946	1,133,190	509,223	6,081,324	475,172
Administrative service fee	107,650	424,994	101,013	40,050	1,707,635	40,721
Transfer agent fees and expenses	546	3,281	1,094	547	3,662	1,275
Custodian fees	25,899	57,546	9,755	5,571	80,667	8,820
Reports to shareholders	18,601	67,606	19,179	7,220	304,563	7,405
Audit and tax fees	18,602	19,135	18,325	18,440	19,360	18,354
Legal fees	5,854	11,188	5,123	4,038	96,558	4,160
Directors’ fees and expenses	6,809	27,824	6,352	2,562	104,238	2,511
Interest expense	–	2,092	–	–	5,644	–
License fee	299	50,856	299	299	25,545	299
Other expenses	23,088	24,478	12,224	7,041	74,108	6,151

Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,638,753	2,528,946	1,306,554	594,991	8,503,304	564,868

Net (fees waived and expenses reimbursed)/recouped by investment adviser (Note 3)	(141,199)	–	–	(41,936)	–	(47,054)
Fees paid indirectly (Note 7)	(1,437)	–	(10,462)	–	–	(231)

Net expenses	1,496,117	2,528,946	1,296,092	553,055	8,503,304	517,583

Net investment income (loss)	575,164	7,260,318	1,375,578	(145,558)	44,660,939	932,780

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	16,553,941	86,766,969	12,987,854	10,555,063	148,601,405	4,832,898
Investments (affiliated)	–	–	–	–	63,069	–
Futures contracts	–	2,158,699	–	–	3,215,551	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Net realized foreign exchange gain (loss) on other assets and liabilities	435	37	–	–	–	(1,900)
Net realized gain (loss) on disposal of investments in violation of investments restrictions (Note 3)	–	–	–	–	–	–

Net realized gain (loss) on investments and foreign currencies	16,554,376	88,925,705	12,987,854	10,555,063	151,880,025	4,830,998

Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(21,835,534)	(161,421,431)	(29,812,196)	(12,122,977)	(53,229,141)	(4,924,438)
Investments (affiliated)	–	–	–	–	(1,867,119)	–
Futures contracts	–	(3,737,360)	–	–	1,101,548	–
Forward contracts	–	–	–	–	–	–
Swap contracts	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(1)	–	–	–	–	(37)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	–	–	–	–	–	–

Net unrealized gain (loss) on investments and foreign currencies	(21,835,535)	(165,158,791)	(29,812,196)	(12,122,977)	(53,994,712)	(4,924,475)

Net realized and unrealized gain (loss) on investments and foreign currencies	(5,281,159)	(76,233,086)	(16,824,342)	(1,567,914)	97,885,313	(93,477)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,705,995)	$(68,972,768)	$(15,448,764)	$(1,713,472)	$142,546,252	$839,303

* Net of foreign withholding taxes on interest and dividends of	$6,115	$2,883	$3,029	$–	$76	$6,449

** Net of foreign withholding taxes on capital gains of	$–	$–	$–	$–	$–	$–

See Notes to Financial Statements

239

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS

	ASSET ALLOCATION FUND		BLUE CHIP GROWTH FUND		BROAD CAP VALUE INCOME FUND		CAPITAL CONSERVATION FUND
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,133,916	$2,364,467	$(263,094)	$(517,221)	$403,800	$724,186	$3,183,840	$5,114,502
Net realized gain (loss) on investments and foreign currencies	1,295,741	11,066,363	41,156,127	91,974,141	4,975,201	4,376,539	(2,001,448)	113,239
Net unrealized gain (loss) on investments and foreign currencies	(10,051,180)	804,074	(39,951,152)	87,961,568	(4,893,010)	613,558	(3,118,480)	(7,502,995)

Net increase (decrease) in net assets resulting from operations	(7,621,523)	14,234,904	941,881	179,418,488	485,991	5,714,283	(1,936,088)	(2,275,254)

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	–	(9,363,224)	–	(44,729,191)	–	(4,899,434)	–	(5,533,689)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(6,970,232)	(973,761)	7,813,126	(34,869,574)	(5,233,929)	2,377,357	(17,037,892)	27,829,989

TOTAL INCREASE (DECREASE) IN NET ASSETS	(14,591,755)	3,897,919	8,755,007	99,819,723	(4,747,938)	3,192,206	(18,973,980)	20,021,046
NET ASSETS:
Beginning of period	165,665,359	161,767,440	779,335,999	679,516,276	59,531,546	56,339,340	255,084,283	235,063,237

End of period	$151,073,604	$165,665,359	$788,091,006	$779,335,999	$54,783,608	$59,531,546	$236,110,303	$255,084,283

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(2,578,966)	$(464,379)	$(982,133)	$(4,881,977)
Net Realized Gain on Securities	(6,784,258)	(44,264,812)	(3,917,301)	(651,712)

Total distributions to shareholders	$(9,363,224)	$(44,729,191)	$(4,899,434)	$(5,533,689)

See Notes to Financial Statements

240

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	CORE EQUITY FUND		DIVIDEND VALUE FUND		DYNAMIC ALLOCATION FUND		EMERGING ECONOMIES FUND
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,434,751	$2,787,221	$11,142,033	$16,853,516	$851,617	$2,451,189	$12,258,261	$14,556,417
Net realized gain (loss) on investments and foreign currencies	6,049,448	29,359,748	34,160,753	94,280,648	1,639,859	14,443,270	(11,238,012)	61,608,570
Net unrealized gain (loss) on investments and foreign currencies	(1,263,386)	3,928,974	(2,532,641)	(55,243,291)	(4,534,659)	6,213,878	(95,934,012)	15,242,666

Net increase (decrease) in net assets resulting from operations	6,220,813	36,075,943	42,770,145	55,890,873	(2,043,183)	23,108,337	(94,913,763)	91,407,653

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	–	(21,738,619)	–	(45,267,581)	–	(12,855,277)	–	(12,115,507)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(13,830,649)	(3,023,337)	(40,882,961)	64,858,084	(18,261,337)	(15,050,927)	(30,721,701)	29,067,088

TOTAL INCREASE (DECREASE) IN NET ASSETS	(7,609,836)	11,313,987	1,887,184	75,481,376	(20,304,520)	(4,797,867)	(125,635,464)	108,359,234
NET ASSETS:
Beginning of period	252,960,513	241,646,526	884,180,286	808,698,910	243,831,985	248,629,852	817,232,306	708,873,072

End of period	$245,350,677	$252,960,513	$886,067,470	$884,180,286	$223,527,465	$243,831,985	$691,596,842	$817,232,306

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(2,794,422)	$(15,413,785)	$(3,194,315)	$(12,115,507)
Net Realized Gain on Securities	(18,944,197)	(29,853,796)	(9,660,962)	–

Total distributions to shareholders	$(21,738,619)	$(45,267,581)	$(12,855,277)	$(12,115,507)

See Notes to Financial Statements

241

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GLOBAL REAL ESTATE FUND		GLOBAL SOCIAL AWARENESS FUND		GLOBAL STRATEGY FUND		GOVERNMENT MONEY MARKET I FUND
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$4,304,728	$8,845,446	$3,030,816	$6,249,870	$4,895,318	$11,790,104	$2,429,149	$2,316,857
Net realized gain (loss) on investments and foreign currencies	2,050,987	8,435,494	9,576,688	9,962,794	19,665,409	21,023,299	(412)	(17,092)
Net unrealized gain (loss) on investments and foreign currencies	(9,175,996)	5,628,410	(20,430,926)	33,248,148	(32,111,964)	(12,957,332)	–	–

Net increase (decrease) in net assets resulting from operations	(2,820,281)	22,909,350	(7,823,422)	49,460,812	(7,551,237)	19,856,071	2,428,737	2,299,765

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	–	(18,582,951)	–	(7,163,295)	–	(5,241,605)	(2,429,032)	(2,316,563)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	35,028,218	(28,240,730)	(50,966,429)	(30,409,838)	(25,854,840)	(44,302,111)	30,230,138	(19,057,602)

TOTAL INCREASE (DECREASE) IN NET ASSETS	32,207,937	(23,914,331)	(58,789,851)	11,887,679	(33,406,077)	(29,687,645)	30,229,843	(19,074,400)
NET ASSETS:
Beginning of period	363,223,089	387,137,420	428,451,983	416,564,304	389,637,506	419,325,151	311,708,127	330,782,527

End of period	$395,431,026	$363,223,089	$369,662,132	$428,451,983	$356,231,429	$389,637,506	$341,937,970	$311,708,127

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(14,266,046)	$(7,163,295)	$–	$(2,316,563)
Net Realized Gain on Securities	(4,316,905)	–	(5,241,605)	–

Total distributions to shareholders	$(18,582,951)	$(7,163,295)	$(5,241,605)	$(2,316,563)

See Notes to Financial Statements

242

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	GOVERNMENT SECURITIES FUND		GROWTH FUND		GROWTH & INCOME FUND		HEALTH SCIENCES FUND
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,326,252	$2,823,538	$1,576,558	$4,734,639	$603,925	$1,111,777	$(1,188,574)	$(1,765,928)
Net realized gain (loss) on investments and foreign currencies	54,613	77,920	37,410,226	89,476,870	7,045,564	12,299,348	35,951,854	65,429,789
Net unrealized gain (loss) on investments and foreign currencies	(1,258,127)	(4,504,096)	(55,750,646)	118,383,039	(3,729,870)	1,010,367	19,207,995	70,756,014

Net increase (decrease) in net assets resulting from operations	122,738	(1,602,638)	(16,763,862)	212,594,548	3,919,619	14,421,492	53,971,275	134,419,875

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	–	(3,355,071)	–	(49,138,428)	–	(5,599,507)	–	(88,495,403)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	17,160,557	(19,077,336)	52,012,763	37,932,412	(7,189,426)	(1,165,023)	(21,027,646)	25,669,542

TOTAL INCREASE (DECREASE) IN NET ASSETS	17,283,295	(24,035,045)	35,248,901	201,388,532	(3,269,807)	7,656,962	32,943,629	71,594,014
NET ASSETS:
Beginning of period	121,424,727	145,459,772	1,202,649,212	1,001,260,680	128,172,409	120,515,447	769,232,691	697,638,677

End of period	$138,708,022	$121,424,727	$1,237,898,113	$1,202,649,212	$124,902,602	$128,172,409	$802,176,320	$769,232,691

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(3,355,071)	$(6,747,775)	$(1,175,306)	$–
Net Realized Gain on Securities	–	(42,390,653)	(4,424,201)	(88,495,403)

Total distributions to shareholders	$(3,355,071)	$(49,138,428)	$(5,599,507)	$(88,495,403)

See Notes to Financial Statements

243

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INFLATION PROTECTED FUND		INTERNATIONAL EQUITIES INDEX FUND		INTERNATIONAL GOVERNMENT BOND FUND		INTERNATIONAL GROWTH FUND
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,707,173	$14,307,250	$10,556,566	$33,330,910	$2,390,316	$3,987,808	$17,633	$2,646,601
Net realized gain (loss) on investments and foreign currencies	(1,117,085)	2,995,992	26,299,181	17,382,833	(5,103,912)	1,729,560	(2,006,519)	116,147,400
Net unrealized gain (loss) on investments and foreign currencies	(16,296,062)	(9,917,134)	(129,366,999)	40,097,997	(3,418,515)	(5,985,179)	(48,893,013)	(41,251,757)

Net increase (decrease) in net assets resulting from operations	(9,705,974)	7,386,108	(92,511,252)	90,811,740	(6,132,111)	(267,811)	(50,881,899)	77,542,244

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	–	(17,222,662)	–	(27,087,828)	–	(1,876,878)	–	(12,706,702)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	94,903,930	(26,672,263)	(139,022,001)	130,397,633	(21,619,432)	35,950,420	(2,373,208)	(13,137,209)

TOTAL INCREASE (DECREASE) IN NET ASSETS	85,197,956	(36,508,817)	(231,533,253)	194,121,545	(27,751,543)	33,805,731	(53,255,107)	51,698,333
NET ASSETS:
Beginning of period	595,042,926	631,551,743	1,287,986,652	1,093,865,107	219,748,420	185,942,689	490,920,625	439,222,292

End of period	$680,240,882	$595,042,926	$1,056,453,399	$1,287,986,652	$191,996,877	$219,748,420	$437,665,518	$490,920,625

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(11,648,724)	$(27,087,828)	$(1,811,048)	$(5,977,648)
Net Realized Gain on Securities	(5,573,938)	–	(65,830)	(6,729,054)

Total distributions to shareholders	$(17,222,662)	$(27,087,828)	$(1,876,878)	$(12,706,702)

See Notes to Financial Statements

244

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	INTERNATIONAL VALUE FUND#		LARGE CAP CORE FUND		LARGE CAPITAL GROWTH FUND		MID CAP INDEX FUND
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$5,726,886	$17,192,495	$888,325	$1,590,051	$1,448,759	$3,042,371	$23,103,279	$42,948,675
Net realized gain (loss) on investments and foreign currencies	19,812,423	(3,027,026)	8,183,864	14,036,052	10,780,706	29,832,423	152,879,818	297,775,351
Net unrealized gain (loss) on investments and foreign currencies	(111,428,986)	12,467,733	(4,493,694)	406,370	8,846,971	31,584,585	(274,236,004)	129,051,040

Net increase (decrease) in net assets resulting from operations	(85,889,677)	26,633,202	4,578,495	16,032,473	21,076,436	64,459,379	(98,252,907)	469,775,066

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	–	(17,026,333)	–	(10,658,752)	–	(24,116,708)	–	(251,922,042)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(60,306,953)	(16,355,367)	(11,072,965)	3,348,553	4,058,793	(11,275,883)	(34,053,178)	(176,502,281)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(146,196,630)	(6,748,498)	(6,494,470)	8,722,274	25,135,229	29,066,788	(132,306,085)	41,350,743
NET ASSETS:
Beginning of period	869,416,443	876,164,941	180,349,196	171,626,922	444,632,694	415,565,906	3,434,089,151	3,392,738,408

End of period	$723,219,813	$869,416,443	$173,854,726	$180,349,196	$469,767,923	$444,632,694	$3,301,783,066	$3,434,089,151

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(17,026,333)	$(1,779,731)	$(2,630,596)	$(36,471,433)
Net Realized Gain on Securities	–	(8,879,021)	(21,486,112)	(215,450,609)

Total distributions to shareholders	$(17,026,333)	$(10,658,752)	$(24,116,708)	$(251,922,042)

#	See Note 1

See Notes to Financial Statements

245

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	MID CAP STRATEGIC GROWTH FUND		NASDAQ-100® INDEX FUND		SCIENCE & TECHNOLOGY FUND		SMALL CAP AGGRESSIVE GROWTH FUND
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$51,080	$99,961	$1,194,793	$2,122,593	$(2,234,962)	$(4,083,723)	$(436,950)	$(807,858)
Net realized gain (loss) on investments and foreign currencies	6,312,398	27,092,574	4,934,484	8,724,040	96,417,540	275,792,396	11,353,830	22,882,394
Net unrealized gain (loss) on investments and foreign currencies	(10,182,946)	21,131,738	(7,239,447)	71,186,630	(182,168,303)	59,620,924	(23,596,059)	20,365,970

Net increase (decrease) in net assets resulting from operations	(3,819,468)	48,324,273	(1,110,170)	82,033,263	(87,985,725)	331,329,597	(12,679,179)	42,440,506

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	–	(13,166,234)	–	(22,097,878)	–	(111,885,016)	–	(3,794,440)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(2,857,617)	(3,673,803)	28,260,846	19,177,671	9,605,302	53,829,175	8,829,077	6,132,843

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,677,085)	31,484,236	27,150,676	79,113,056	(78,380,423)	273,273,756	(3,850,102)	44,778,909
NET ASSETS:
Beginning of period	291,654,502	260,170,266	473,513,018	394,399,962	1,403,432,774	1,130,159,018	157,169,825	112,390,916

End of period	$284,977,417	$291,654,502	$500,663,694	$473,513,018	$1,325,052,351	$1,403,432,774	$153,319,723	$157,169,825

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(248,682)	$(2,280,197)	$–	$–
Net Realized Gain on Securities	(12,917,552)	(19,817,681)	(111,885,016)	(3,794,440)

Total distributions to shareholders	$(13,166,234)	$(22,097,878)	$(111,885,016)	$(3,794,440)

See Notes to Financial Statements

246

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	SMALL CAP FUND		SMALL CAP INDEX FUND		SMALL CAP SPECIAL VALUES FUND		SMALL-MID GROWTH FUND
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$575,164	$1,278,111	$7,260,318	$12,415,698	$1,375,578	$3,207,922	$(145,558)	$(241,300)
Net realized gain (loss) on investments and foreign currencies	16,554,376	25,065,918	88,925,705	92,393,113	12,987,854	29,873,945	10,555,063	15,097,200
Net unrealized gain (loss) on investments and foreign currencies	(21,835,535)	25,943,654	(165,158,791)	127,374,952	(29,812,196)	11,101,173	(12,122,977)	6,033,180

Net increase (decrease) in net assets resulting from operations	(4,705,995)	52,287,683	(68,972,768)	232,183,763	(15,448,764)	44,183,040	(1,713,472)	20,889,080

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	–	(49,921,996)	–	(79,189,905)	–	(27,811,569)	–	(4,235,032)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(17,285,832)	8,166,293	(50,059,213)	(55,773,275)	(25,572,454)	1,765,218	(5,075,749)	(5,521,385)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,991,827)	10,531,980	(119,031,981)	97,220,583	(41,021,218)	18,136,689	(6,789,221)	11,132,663
NET ASSETS:
Beginning of period	321,236,209	310,704,229	1,294,429,824	1,197,209,241	300,745,256	282,608,567	118,522,065	107,389,402

End of period	$299,244,382	$321,236,209	$1,175,397,843	$1,294,429,824	$259,724,038	$300,745,256	$111,732,844	$118,522,065

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(802,743)	$(11,889,979)	$(3,850,441)	$–
Net Realized Gain on Securities	(49,119,253)	(67,299,926)	(23,961,128)	(4,235,032)

Total distributions to shareholders	$(49,921,996)	$(79,189,905)	$(27,811,569)	$(4,235,032)

See Notes to Financial Statements

247

VALIC Company I

STATEMENT OF CHANGES IN NET ASSETS — (continued)

	STOCK INDEX FUND		VALUE FUND
	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018	For the Six Months Ended November 30, 2018 (Unaudited)	For the Year Ended May 31, 2018
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$44,660,939	$77,206,847	$932,780	1,664,552
Net realized gain (loss) on investments and foreign currencies	151,880,025	116,128,701	4,830,998	7,087,770
Net unrealized gain (loss) on investments and foreign currencies	(53,994,712)	423,697,672	(4,924,475)	1,025,526

Net increase (decrease) in net assets resulting from operations	142,546,252	617,033,220	839,303	9,777,848

DISTRIBUTIONS TO SHAREHOLDERS FROM:(1)
Distributable earnings	–	(251,051,797)	–	(1,701,685)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	(129,055,613)	50,187,343	6,288,802	(2,934,952)

TOTAL INCREASE (DECREASE) IN NET ASSETS	13,490,639	416,168,766	7,128,105	5,141,211
NET ASSETS:
Beginning of period	4,958,502,654	4,542,333,888	115,473,730	110,332,519

End of period	$4,971,993,293	$4,958,502,654	$122,601,835	$115,473,730

(1)	The prior year amounts have been restated to reflect the adoption of amendments to Rule 6-09.3 of regulation S-X. Below are the amounts as stated in the May 31, 2018 annual report.

Distributions to shareholders from:
Net Investment Income	$(78,723,465)	$(1,701,685)
Net Realized Gain on Securities	(172,328,332)	–

Total distributions to shareholders	$(251,051,797)	$(1,701,685)

See Notes to Financial Statements

248

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited)

Note 1 — Organization

VALIC Company I (the “Series” or “VC I”) was incorporated under the laws of Maryland on December 7, 1984, by The Variable Annuity Life Insurance Company (“VALIC” or the “Adviser”). VALIC, the investment adviser to the Series, is an indirect wholly-owned subsidiary of American International Group, Inc. (“AIG”). The Series is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, management investment company. The Series consists of 34 separate mutual funds (each, a “Fund” and collectively, the “Funds”), each of which issues its own separate class of capital shares:

Asset Allocation Fund	International Equities Index Fund
Blue Chip Growth Fund	International Government Bond Fund
Broad Cap Value Income Fund	International Growth Fund
Capital Conservation Fund	International Value Fund**
Core Equity Fund	Large Cap Core Fund
Dividend Value Fund	Large Capital Growth Fund
Dynamic Allocation Fund*	Mid Cap Index Fund
Emerging Economies Fund	Mid Cap Strategic Growth Fund
Global Real Estate Fund	Nasdaq-100® Index Fund
Global Social Awareness Fund	Science & Technology Fund
Global Strategy Fund	Small Cap Aggressive Growth Fund
Government Money Market I Fund	Small Cap Fund
Government Securities Fund	Small Cap Index Fund
Growth Fund	Small Cap Special Values Fund
Growth & Income Fund	Small-Mid Growth Fund
Health Sciences Fund	Stock Index Fund
Inflation Protected Fund	Value Fund

*

The Dynamic Allocation Fund invests, under normal conditions, approximately 70% to 90% of its assets in shares of the underlying funds, which are funds of VC I and VALIC Company II (“VC II”), (collectively, the “Underlying Funds”) (the “Fund-of-Funds Component”) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed income securities and short-term investments (the “Overlay Component”).

**	Effective September 10, 2018, the name of the Foreign Value Fund changed to International Value Fund

Each Fund is diversified with the exception of International Government Bond Fund and Nasdaq-100® Index Fund, which are non-diversified as defined by the 1940 Act.

Indemnifications. Under the Funds’ organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that may contain the obligation to indemnify others. The Funds’ maximum exposure under these arrangements is unknown. Currently, however, the Funds expect the risk of loss to be remote.

Note 2 — Significant Accounting Policies

The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant. The Funds are considered investment companies under GAAP and follow the accounting and reporting guidance applicable to investment companies. The following is a summary of significant accounting policies consistently followed by the Series in the preparation of its financial statements:

Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Directors (the “Board”), etc.)

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

249

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of each Fund’s assets and liabilities classified in the fair value hierarchy as of November 30, 2018, is reported on a schedule at the end of each Fund’s Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Fund’s shares, and a Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.

For the Government Money Market I Fund, securities are valued at amortized cost, which approximates market value and are generally categorized as Level 2. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. In accordance with Rule 2a-7 under the 1940 Act, the Board has adopted procedures intended to stabilize the Government Money Market I Fund’s net asset value per share at $1.00. These procedures include the determination, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Government Money Market I Fund’s market-based net asset value per share deviates from the Fund’s amortized cost per share. The calculation of such deviation is referred to as “shadow pricing.” For purposes of these market-based valuations, securities for which market quotations are not readily available are fair valued, as determined pursuant to procedures adopted in good faith by the Board.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Swap contracts traded on national securities exchanges are valued at the closing price of the exchange on which they are traded or if a closing price of the exchange is not available, the swap will be valued using a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Swap contracts traded over the counter (“OTC”) are valued at a mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the OTC market are valued at the mid valuation provided by a Board-approved pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Series’ fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

250

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Derivative Instruments

Forward Foreign Currency Contracts: During the period, the Asset Allocation Fund and the Global Strategy Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates and to enhance return. The Growth Fund and the International Value Fund used forward contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Fund as unrealized appreciation or depreciation. On the settlement date, a Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to a Fund of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Futures: During the period, the Asset Allocation Fund and Dynamic Allocation Fund used futures contracts to increase or decrease exposure to equity or bond markets or to hedge against changes in interest rates, prices of stocks, bonds or other instruments, or currency rates. The Global Social Awareness Fund, Growth Fund, Growth & Income Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund and Stock Index Fund used futures contracts to increase or decrease exposure to equity markets.

A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by a Fund as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statement of Assets and Liabilities as variation margin for changes in the value of the contracts and as cash collateral for futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to a Fund of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Fund will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Fund since the futures contracts are generally exchange-traded.

Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Options: During the period, the Dynamic Allocation Fund used options contracts to facilitate trading, increase market exposure, generate income or seek protection against a decline in the value of the Funds’ securities or an increase in prices of securities that may be purchased.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Fund’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.

Risks to a Fund of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of asset and liabilities. There is also the risk a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

251

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Swap Contracts: Certain Funds may enter into credit default, interest rate, equity and/or total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Fund faces the CCP through a broker. Upon entering into a centrally cleared swap, a Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral for centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Fund has no credit exposure to the counterparty as the CCP stands between the Funds and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Fund are included as part of realized gain (loss).

Interest Rate Swap Agreements: During the period, the Global Strategy Fund used interest rate swap agreements to manage exposure to fluctuations in interest rates and to make active interest rate anticipation decisions.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Fund expects to achieve an acceptable degree of correlation between their respective portfolio investments and their interest rate positions. A Fund will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Funds receiving or paying, as the case may be, only the net amount of the two payments.

Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Fund is contractually obligated to make. If the other party to an interest rate swap defaults, a Fund’s risk of loss consists of the net discounted amount of interest payments that the Fund is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Fund securities transactions.

Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Fund’s Portfolio of Investments.

Risks of Entering into Swap Agreements: Risks to a Fund of entering into credit default swaps, total return swaps and interest rate swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Fund may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict the underlying economic factors influencing the value of the swap, a Fund may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when the Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Fund’s financial statements. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.

The following tables represent the value of derivatives held as of November 30, 2018, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended November 30, 2018. The derivative contracts held during the period are not accounted for as hedging instruments under GAAP. For a detailed presentation of derivatives held as of November 30, 2018, please refer to the Portfolio of Investments.

252

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Asset Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)(8)	Swap Contracts(6)	Futures Contracts(1)(8)	Options Purchased(2)	Foreign Exchange Contracts(3)	Total
Asset Allocation	$18,778	$—	$22,837	$—	$221,851	$263,466
Dynamic Allocation	—	—	155,100	827,976	—	983,076
Emerging Economies	—	—	—	—	—	—
Global Social Awareness	—	—	19,740	—	—	19,740
Global Strategy	—	1,853,921	—	—	2,192,941	4,046,862
Growth	—	—	—	—	265,370	265,370
Growth & Income	—	—	4,935	—	—	4,935
International Equities Index	—	—	—	—	—	—
International Value	—	—	—	—	2,355,639	2,355,639
Mid Cap Index	—	—	780,000	—	—	780,000
Nasdaq-100 Index	—	—	218,950	—	—	218,950
Small Cap Index	—	—	174,305	—	—	174,305
Stock Index	—	—	640,845	—	—	640,845

	Liability Derivatives
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)(8)	Swap Contracts(7)	Futures Contracts(1)(8)	Options Written(4)	Foreign Exchange Contracts(5)	Total
Asset Allocation	$—	$—	$37,199	$—	$770,224	$807,423
Dynamic Allocation	` —	—	—	212,272	—	212,272
Emerging Economies	—	—	17,160	—	—	17,160
Global Social Awareness	—	—	—	—	—	—
Global Strategy	—	—	—	—	433,394	433,394
Growth	—	—	—	—	23,600	23,600
Growth & Income	—	—	—	—	—	—
International Equities Index	—	—	104,850	—	—	104,850
International Value	—	—	—	—	—	—
Mid Cap Index	—	—	—	—	—	—
Nasdaq-100 Index	—	—	—	—	—	—
Small Cap Index	—	—	—	—	—	—
Stock Index	—	—	—	—	—	—

Statement of Assets and Liabilities Location:

(1)	Variation margin on futures contracts
(2)	Investments at value
(3)	Unrealized appreciation on forward foreign currency contracts
(4)	Call and put options written, at value
(5)	Unrealized depreciation on forward foreign currency contracts
(6)	Unrealized appreciation on swap contracts
(7)	Unrealized depreciation on swap contracts
(8)	The variation margin on futures contracts is included in the cumulative appreciation (depreciation) as reported on each Fund’s Portfolio of Investments in the following amounts:

Fund	Cumulative Appreciation (Depreciation)
Asset Allocation	$241,715
Dynamic Allocation	449,166
Emerging Economies	(35,528)
Global Social Awareness	(2,891)
Growth & Income	21,291
International Equities Index	(60,220)
Mid Cap Index	(4,513,058)
Nasdaq-100 Index	(2,225,660)
Small Cap Index	(2,165,921)
Stock Index	654,190

253

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(1)	Swap Contracts(2)	Futures Contracts(1)	Options*	Foreign Exchange Contracts(3)	Total
Asset Allocation	$158,505	$—	$860,539	$—	$(904,451)	$114,593
Dynamic Allocation	—	—	(1,117,525)	162,318	—	(955,207)
Emerging Economies	—	—	—	—	—	—
Global Social Awareness	—	—	464,071	—	—	464,071
Global Strategy	—	(38,712)	—	—	6,550,814	6,512,102
Growth	—	—	(107,484)	—	501,075	393,591
Growth & Income	—	—	(50,805)	—	—	(50,805)
International Equities Index	—	—	(1,752,617)	—	—	(1,752,617)
International Value	—	—	—	—	(39,382)	(39,382)
Mid Cap Index	—	—	(1,785,783)	—	—	(1,785,783)
Nasdaq-100 Index	—	—	1,534,119	—	—	1,534,119
Small Cap Index	—	—	2,158,699	—	—	2,158,699
Stock Index	—	—	3,215,551	—	—	3,215,551

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Interest Rate Contracts		Equity Contracts		Foreign Exchange Contracts
Fund	Futures Contracts(4)	Swap Contracts(5)	Futures Contracts(4)	Options*	Foreign Exchange Contracts(6)	Total
Asset Allocation	$25,159	$—	$(175,005)	$—	$155,226	$5,380
Dynamic Allocation	—	—	1,048,372	(613,206)	—	435,166
Emerging Economies	—	—	(35,528)	—	—	(35,528)
Global Social Awareness	—	—	172,160	—	—	172,160
Global Strategy	—	853,341	—	—	(425,903)	427,438
Growth	—	—	—	—	(167,999)	(167,999)
Growth & Income	—	—	29,413	—	—	29,413
International Equities Index	—	—	450,751	—	—	450,751
International Value	—	—	—	—	2,355,639	2,355,639
Mid Cap Index	—	—	(5,108,837)	—	—	(5,108,837)
Nasdaq-100 Index	—	—	(2,163,487)	—	—	(2,163,487)
Small Cap Index	—	—	(3,737,360)	—	—	(3,737,360)
Stock Index	—	—	1,101,548	—	—	1,101,548

*	Includes amounts relating to purchased and written options as follows:

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations		Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Equity Contracts		Equity Contracts
Fund	Options Purchased(7)	Options Written(8)	Options Purchased(9)	Options Written(10)
Dynamic Allocation	$(341,397)	$503,715	$(479,429)	$(133,777)

Statement of Operations Location:

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on forward contracts
(4)	Change in unrealized appreciation (depreciation) on futures contracts
(5)	Change in unrealized appreciation (depreciation) on swap contracts
(6)	Change in unrealized appreciation (depreciation) on forward contracts
(7)	Net realized gain (loss) on investments
(8)	Net realized gain (loss) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on written options contracts

254

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The following table represents the average monthly balances of derivatives held during the six months ended November 30, 2018.

	Average Amount Outstanding During the Period
Fund	Futures Contracts(2)	Foreign Exchange Contracts(2)	Purchased Put Options Contracts(1)	Written Call Options Contracts(1)	Interest Rate Swap Contracts(2)
Asset Allocation	$28,947,957	$40,474,597	$—	$—	$—
Dynamic Allocation	89,159,592	—	1,014,724	439,291	—
Emerging Economies	1,099,560	—	—	—	—
Global Social Awareness	12,306,811	—	—	—	—
Global Strategy	—	134,595,415	—	—	33,055,000
Growth	1,038,345	9,690,678	—	—	—
Growth & Income	1,451,073	—	—	—	—
International Equities Index	15,621,025	—	—	—	—
International Value	—	44,443,881	—	—	—
Mid Cap Index	97,195,775	—	—	—	—
Nasdaq-100 Index	30,372,751	—	—	—	—
Small Cap Index	32,097,765	—	—	—	—
Stock Index	78,913,281	—	—	—	—

(1)	Amounts represent values in US dollars.
(2)	Amounts represent notional amounts in US dollars.

The following tables set forth the Funds’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged/(received) as of November 30, 2018. The repurchase agreements held by the Funds and the securities on loan as of November 30, 2018, are also subject to Master Agreements but are not included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Funds’ holdings in repurchase agreements and securities on loan.

	Asset Allocation Fund
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Morgan Stanley & Co. International PLC	$73,501	$—	$—	$73,501	$9,463	$—	$—	$9,463	$64,038	$—	$64,038
Morgan Stanley Capital Services, Inc.	148,350	—	—	148,350	760,761	—	—	760,761	(612,411)	612,411	—

Total	$221,851	$—	$—	$221,851	$770,224	$—	$—	$770,224	$(548,373)	$612,411	$64,038

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Dynamic Allocation Fund
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Citibank N.A.	$—	$—	$200,721	$200,721	$—	$—	$51,460	$51,460	$149,261	$(149,261)	$—
Deutsche Bank	—	—	275,992	275,992	—	—	70,757	70,757	205,235	(205,235)	—
Goldman Sachs International	—	—	125,451	125,451	—	—	32,162	32,162	93,289	(93,289)	—
UBS AG	—	—	225,812	225,812	—	—	57,893	57,893	167,919	—	167,919

Total	$—	$—	$827,976	$827,976	$—	$—	$212,272	$212,272	$615,704	$(447,785)	$167,919

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

255

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) —   (continued)

	Global Strategy Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
Counterparty	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total

Bank of America N.A.	$117,719	$—	$—	$117,719	$6,316	$—	$—	$6,316	$111,403	$—	$111,403
Barclays Bank PLC	76,924	—	—	76,924	1,093	—	—	1,093	75,831	—	75,831
BNP Paribas SA	—	—	—	—	455	—	—	455	(455)	—	(455)
Citibank N.A.	466,390	—	—	466,390	53,464	—	—	53,464	412,926	(120,076)	292,850
Deutsch Bank AG	392,289	—	—	392,289	34,627	—	—	34,627	357,662	—	357,662
Goldman Sachs International	18,726	—	—	18,726	—	—	—	—	18,726	—	18,726
HSBC Bank PLC	332,163	—	—	332,163	51,544	—	—	51,544	280,619	—	280,619
JPMorgan Chase Bank N.A.	552,404	—	—	552,404	285,895	—	—	285,895	266,509	(266,509)	—
Morgan Stanley and Co., Inc.	2,705	—	—	2,705	—	—	—	—	2,705	—	2,705
Standard Chartered Bank	162,669	—	—	162,669	—	—	—	—	162,669	(162,669)	—
UBS AG	70,952	—	—	70,952	—	—	—	—	70,952	—	70,952

Total	$2,192,941	—	$—	$2,192,941	$433,394	$—	$—	$433,394	$1,759,547	$(549,254)	$1,210,293

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	Growth Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Bank of America N.A.	$19,002	$—	$—	$19,002	$4,554	$—	$—	$4,554	$14,448	$—	$14,448
Credit Suisse	220,655	—	—	220,655	16,850	—	—	16,850	203,805	—	203,805
UBS AG	25,713	—	—	25,713	2,196	—	—	2,196	23,517	—	23,517

Total	$265,370	$—	$—	$265,370	$23,600	$—	$—	$23,600	$241,770	$—	$241,770

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	International Value Fund									Collateral Pledged/ (Received)(2)	Net Amount(3)
	Derivative Assets(1)				Derivative Liabilities(1)				Net Derivative Assets (Liabilities)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total
Barclays Bank PLC	$2,355,639	$—	$ —	$2,355,639	$—	$—	$—	$—	$2,355,639	$(1,859,235)	$496,404

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

Inflation-Indexed Bonds: Certain Funds may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation-indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.

256

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Repurchase Agreements: The Funds, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the Securities and Exchange Commission (“SEC”), may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Funds’ custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Fund may be delayed or limited.

Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Fund invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Fund‘s yield.

Mortgage-Backed Dollar Rolls: TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Funds’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Fund may decline below the price of the securities that the Fund has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Fund’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Mortgage-Back Dollar Rolls outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

When-Issued Securities and Forward Commitments: Certain Funds may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Fund may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Funds may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Securities purchased or sold on a when-issued or forward commitment basis outstanding at the end of the period, if any, are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.

The Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Funds do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Investment Securities Loaned: To realize additional income, each Fund, except for the Dynamic Allocation Fund and the Government Money Market I Fund, may lend portfolio securities with a value of up to 30% of its total assets. Securities lending arrangements are generally governed by master securities lending authorization agreements which typically provide the securities lending agent with the right to make loans of a Fund’s available securities to an approved list of borrowers. These master securities lending agreements are considered to be Master Agreements as discussed in the Notes to the Financial Statements. Loans made pursuant to these agreements will be continuously secured by collateral in an amount at least equal to the market value of the securities loaned. Such collateral will be cash, U.S. government securities, or other collateral as deemed appropriate. A Fund may use the cash collateral received to invest in short-term investments. The description of the short-term investments made with cash collateral from securities lending is included in the applicable Fund’s Portfolio of Investments. Loans by a Fund will only be made to broker-dealers deemed by the securities lending agent to be creditworthy and will not be made unless, in the judgment of VALIC, the consideration to be earned from such loans would justify the risk. It is the Series’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day. Therefore, the value of the collateral may be temporarily more or less than the value of the securities on loan. Each Fund receives income from the investment of cash collateral, in addition to lending fees and rebates paid by the borrower, less expenses associated with the loan. In the event of a borrower default, including if the borrower fails to maintain the requisite amount of collateral, the securities lending agent will terminate all outstanding loans to that particular borrower and the lending Fund is permitted to use the collateral to replace the securities while holding the borrower liable for any excess of replacement cost over collateral. The securities lending agent is also required to indemnify a Fund against certain losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the risks in lending fund securities, as with other extensions of secured credit, include possible delays in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially as well as risk of loss in the value of collateral or the value of the investments made with the collateral. Income and fees are recorded in the Statement of Operations as Securities lending income. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

257

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Realized gains and losses on the sale of investments are calculated on the identified cost basis. For financial statement purposes, the Funds amortize all premiums and accrete all discounts on fixed income securities.

Unsettled securities purchased or sold on a when-issued or forward commitment basis are included in investments purchased/sold on an extended settlement basis in the Statement of Assets and Liabilities.

Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as a Fund is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For the Dynamic Allocation Fund, distributions from income from the Underlying Funds, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from the Underlying Funds, if any, are recorded to realized gains on the ex-dividend date.

Funds which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Fund.

Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.

Expenses common to all Funds are allocated among the Funds based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Fund as incurred on a specific identification basis. For the Dynamic Allocation Fund, the expenses included in the accompanying financial statements reflect the expenses of the Dynamic Allocation Fund and do not include any expenses associated with the Underlying Funds.

Dividends from net investment income, if any, are normally paid annually, except for the Government Money Market I Fund, which declares daily and pays monthly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.

Each Fund is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2015 — 2017 or expected to be taken in each Fund’s 2018 tax return. The Funds are not aware of any tax provisions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds file U.S. federal and certain state income tax returns. With few exceptions, the Funds are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2015.

New Accounting Pronouncement

In August 2018, the SEC adopted amendments to certain financial statement disclosure requirements of Regulation S-X to conform them to GAAP for investment companies. The final rule became effective on November 5, 2018. All required changes have been made in accordance with Regulation S-X.

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13 “Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement”. The ASU eliminates, modifies, and adds disclosure requirements for fair value measurements and is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The ASU allows for early adoption of either the entire standard or only the provisions that eliminate or modify the requirements. Management has elected to early adopt the provisions that eliminate disclosure requirements and is still evaluating the impact of applying the rest of the ASU.

Note 3 — Advisory Fees and Other Transactions with Affiliates

VALIC serves as investment adviser to VC I. Certain officers and directors of VC I are officers and directors of VALIC or affiliates of VALIC.

258

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

VALIC receives from VC I a monthly fee based on each Fund’s average daily net asset value at the following annual rates:

International Equities Index Fund	0.35% on the first $500 million
0.25% on the next $500 million
0.24% on assets over $1 billion
Mid Cap Index Fund	0.35% on the first $500 million
Small Cap Index Fund	0.25% on the next $2.5 billion
Stock Index Fund	0.20% on the next $2 billion
0.15% on assets over $5 billion
Blue Chip Growth Fund	0.75% on the first $250 million
0.725% on the next $250 million
0.70% on assets over $500 million
Core Equity Fund‡	0.80% on the first $250 million
0.75% on the next $250 million
0.70% on the next $500 million
0.65% on assets over $1 billion
Growth & Income Fund	0.75% on the first $500 million
0.725% on assets over $500 million
Science & Technology Fund	0.90% on first $500 million
0.85% on assets over $500 million
Small Cap Fund	0.90% on the first $250 million
0.85% on the next $250 million
0.80% on the next $500 million
0.75% on assets over $1 billion
Health Sciences Fund*	1.00% on first $500 million
0.95% on assets over $500 million
Inflation Protected Fund	0.50% on the first $250 million
0.45% on the next $250 million
0.40% on assets over $500 million
International Growth Fund**	0.95% on the first $250 million
0.90% on the next $250 million
0.85% on the next $500 million
0.80% on assets over $1 billion
Large Capital Growth Fund	0.64% on the first $750 million
0.59% on assets over $750 million
Mid Cap Strategic Growth Fund	0.70% on the first $250 million
0.65% on the next $250 million
0.60% on assets over $500 million
Asset Allocation Fund	0.50% on first $300 million
0.475% on next $200 million
0.45% on assets over $500 million
Global Social Awareness Fund	0.50% on first $500 million
0.475% on next $500 million
0.45% on assets over $1 billion
Global Strategy Fund	0.50% on the first $500 million
0.46% on assets over $500 million
Capital Conservation Fund	0.50% on the first $250 million
Government Securities Fund	0.45% on the next $250 million
International Government Bond Fund	0.40% on the next $500 million
0.35% on assets over $1 billion
Government Money Market I Fund	0.40%

259

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Nasdaq-100® Index Fund	0.40% on the first $250 million
0.38% on the next $250 million
0.36% on assets over $500 million
Dividend Value Fund	0.75% on the first $250 million
0.72% on the next $250 million
0.67% on the next $500 million
0.62% on assets over $1 billion
Value Fund	0.78% on the first $250 million
0.73% on the next $250 million
0.68% on the next $500 million
0.63% on assets over $1 billion
Broad Cap Value Income Fund	0.70% on the first $250 million
Large Cap Core Fund	0.65% on the next $250 million
0.60% on the next $500 million
0.55% on assets over $1 billion
International Value Fund‡‡	0.73% on the first $250 million
0.68% on the next $250 million
0.63% on the next $500 million
0.58% on assets over $1 billion
Emerging Economies Fund	0.81% on the first $250 million
0.76% on the next $250 million
0.71% on the next $500 million
0.66% on assets over $1 billion
Small Cap Aggressive Growth Fund	0.85% on the first $250 million
Small-Mid Growth Fund††	0.75% on assets over $250 million
Small Cap Special Values Fund	0.75% on the first $500 million
0.70% on assets over $500 million
Growth Fund***	0.73% on the first $500 million
0.67% on the next $500 million
0.64% on the next $500 million
0.61% on assets over $1.5 billion
Global Real Estate Fund	0.75% on the first $250 million
0.70% on the next $250 million
0.65% on assets over $500 million
Dynamic Allocation Fund†	0.25% on the first $1 billion
0.22% on the next $1 billion
0.20% on assets over $2 billion

*

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Health Sciences Fund’s advisory fee in order that such fees equal: (a) 0.97% of the Fund’s average daily net assets when the Fund’s assets are between $700 million and $750 million; and (b) 0.94% of the Fund’s average daily net assets when the Fund’s assets exceed $750 million.

**

Pursuant to an Amended and Restated Advisory Fee Waiver Agreement, VALIC has agreed to waive the International Growth Fund’s advisory fees in order that such fees equal: 0.75% of the average daily net assets on the first $250 million, 0.70% on the next $250 million, 0.65% on the next $500 million and 0.60% thereafter.

***

Pursuant to an Advisory Fee Waiver Agreement, VALIC has agreed to waive the Growth Fund’s advisory fees in order that such fees equal: 0.68% of the average daily net assets on the first $500 million, 0.62% on the next $500 million, 0.59% on the next $500 million and 0.56% thereafter.

†

VALIC has voluntarily agreed, until further notice, to waive a portion of its advisory fee in an amount equal to the amount of any advisory fees voluntarily waived by the Dynamic Allocation Fund’s Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Fund’s investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Fund Waiver”). The AB Fund Waiver may be terminated at any time by the Adviser.

††

VALIC has agreed to waive the Small-Mid Growth Fund’s advisory fees in order that such fees equal: 0.78% of the Fund’s average daily net assets on the Fund’s first $250 million; and 0.68% of the Fund’s net average daily net assets when the Fund’s assets exceed $250 million.

‡

VALIC has agreed to waive the Core Equity Fund’s advisory fees in order that such fees equal: 0.62% of the Fund’s average daily net assets on the Fund’s first $250 million, 0.57% on the next $250 million, 0.52% on the next $500 million, and 0.47% on assets over $1 billion.

260

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

‡‡

Pursuant to an Advisory Fee Wavier Agreement effective September 10, 2018, VALIC has agreed to waive International Value Fund’s advisory fees in order that such fees equal: 0.66% on the first $250 million, 0.61% on the next $250 million, 0.56% on the next $500 million and 0.51% on assets over $1 billion.

For the six months ended November 30, 2018, the amount of investment advisory fees waived were as follows:

Fund	Amount
Core Equity	$232,345
Dynamic Allocation	5,653
Growth	313,485
Health Sciences	165,043
International Growth	464,249
International Value	121,311
Small-Mid Growth	41,936

VALIC has entered into sub-advisory agreements with the following:

AllianceBernstein L.P. (“AllianceBernstein”)—subadviser for a portion of the Dynamic Allocation Fund.

Allianz Global Investors U.S. LLC (“AGI US”)—subadviser for a portion of the Mid Cap Strategic Growth Fund and a portion of the Science & Technology Fund.

American Century Investment Management, Inc. (“American Century”)—subadviser for the Growth Fund.

Barrow, Hanley, Mewhinney & Strauss, LLC—subadviser for the Broad Cap Value Income Fund.

BlackRock Investment Management, LLC (“BlackRock”)—subadviser for the Core Equity Fund and a portion of the Dividend Value Fund.

Bridgeway Capital Management, Inc.—subadviser for a portion of the Small Cap Fund.

Columbia Management Investment Advisers, LLC (“Columbia”)—subadviser for the Large Cap Core Fund.

Franklin Advisers, Inc.—subadviser for a portion of the Global Strategy Fund.

Goldman Sachs Asset Management, L.P.—subadviser for the Small-Mid Growth Fund and a portion of the Global Real Estate Fund.

Invesco Advisers, Inc. (“Invesco”)—subadviser for a portion of the Global Real Estate Fund.

J.P. Morgan Investment Management Inc. (“JPMIM”)—subadviser for the Emerging Economies Fund, Growth & Income Fund, Government Securities Fund and a portion of the Small Cap Fund.

Janus Capital Management LLC—subadviser for a portion of the Mid Cap Strategic Growth Fund.

Massachusetts Financial Services Company (“MFS”)—subadviser for the Large Capital Growth Fund.

Morgan Stanley Investment Management, Inc. (“MSIM”)—subadviser for the International Growth Fund.

PineBridge Investments, LLC (“PineBridge”)—subadviser for the Asset Allocation Fund, Capital Conservation Fund, Inflation Protected Fund, and International Government Bond Fund.

SunAmerica Asset Management, LLC (“SunAmerica”)—subadviser for the Global Social Awareness Fund, Government Money Market I Fund, International Equities Index Fund, Mid Cap Index Fund, Nasdaq-100® Index Fund, Small Cap Index Fund, Stock Index Fund, a portion of the Dividend Value Fund, and a portion of the Dynamic Allocation Fund.

T. Rowe Price Associates, Inc.—subadviser for the Blue Chip Growth Fund, Health Sciences Fund, a portion of the Science & Technology Fund and a portion of the Small Cap Fund.

Templeton Investment Counsel, LLC—subadviser for a portion of the Global Strategy Fund.

Victory Capital Management, Inc. (“Victory”)—subadviser for the Small Cap Aggressive Growth Fund.

Wellington Management Company LLP—subadviser for the Value Fund and a portion of the Science & Technology Fund.

Wells Capital Management Incorporated (“WellsCap”)*—subadviser for the International Value Fund and Small Cap Special Values Fund.

*	Effective September 10, 2018, WellsCap replaced Templeton Global Advisors Limited as subadviser for the International Value Fund.

The subadvisers are compensated for their services by VALIC.

VALIC has contractually agreed to waive fees and/or reimburse expenses to the extent necessary so that each Fund’s total annual fund operating expenses after expense reimbursement do not exceed the amounts shown below through September 30, 2019. For the purposes of the waived fee and reimbursed expense calculations, annual fund operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Funds’ business. Prior to October 1, 2018, the contractual fee waivers and/or expense reimbursements may only be terminated by the Board, including a majority of the Directors who are not “interested persons” of the Series or VALIC as defined by Section 2(a)(19) of the 1940 Act (“the Disinterested Directors”).

261

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Maximum Expense Limitation
Blue Chip Growth	0.85%
Broad Cap Value Income	0.85%
Dividend Value	0.82%
Dynamic Allocation	0.32%
Government Money Market I	0.55%
Growth & Income	0.85%
International Growth	1.01%
Nasdaq-100® Index	0.53%
Small Cap Aggressive Growth	0.99%
Small Cap	0.93%
Value	0.85%

For the six months ended November 30, 2018, pursuant to the contractual expense limitations in the previous table, VALIC has reimbursed expenses as follows:

Fund	Amount
Broad Cap Value Income	$19,944
Growth & Income	35,736
Nasdaq-100® Index	11,151
Small Cap Aggressive Growth	2,016
Small Cap	141,199
Value	47,054

VALIC may also voluntarily waive fees and/or reimburse expenses, including to avoid a negative yield on the Government Money Market I Fund. The voluntary waivers and/or reimbursements may be terminated at any time at the option of VALIC. The exact amount of the voluntary waivers and/or reimbursements may change on a day-to-day basis. There is no guarantee that the Government Money Market I Fund will be able to avoid a negative yield. For the six months ended November 30, 2018, VALIC did not voluntarily waive expenses for the Government Money Market I Fund.

Any contractual waivers and/or reimbursements made by VALIC with respect to the Dynamic Allocation Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that the Fund is able to effect such payment to VALIC and remain in compliance with the expense limitations in effect at the time the waivers and/or reimbursements were made. For the six months ended November 30, 2018, no amount was recouped by VALIC for the Dynamic Allocation Fund.

At November 30, 2018, there were no expenses previously waived and/or reimbursed by VALIC that are subject to recoupment.

VC I, on behalf of each Fund, has entered into an Administrative Services Agreement with SunAmerica (the “Administrator”), an affiliate of the Adviser. The Administrator receives from each Fund, other than the “Fund-of-Funds Component” of the Dynamic Allocation Fund, an annual fee of 0.06% based upon each Fund’s average daily net assets, plus the following Accounting Basis Point Fee@: 0.0061% on the first $25 billion; 0.0070% on the next $75 billion; and 0.0050% in excess of $100 billion. Pursuant to the Administrative Services Agreement, the Administrator provides administrative services to the Funds, regulatory reporting, internal legal and compliance services, fund accounting and related portfolio accounting services, all necessary office space, equipment, personnel, compensation and facilities for handling the affairs of the Funds and other services. Without limiting the generality of the foregoing, the Administrator (or its appointed service provider): assists with the preparation of prospectuses, statements of additional information, registration statements, and proxy materials; develops and prepares communications to shareholders, including the annual and semi-annual reports to shareholders; coordinates and supervises the preparation and filing of Fund tax returns; assists with the design, development, and operation of the Funds; prepares the Funds’ financial statements; determines the net asset value of the Funds’ shares; supervises the Funds’ transfer agent with respect to the payment of dividends and other distributions to shareholders; and calculates performance data of the Funds. During the six months ended November 30, 2018, SunAmerica earned fees as reflected in the Statement of Operations based upon the aforementioned rates.

VC I, on behalf of each Fund, has entered into a Master Transfer Agency and Services Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC. VRSCO receives from the Series and VC II an annual fee of $132,510, which is allocated to each Fund in the Series and VC II based on shareholder accounts. Under this agreement, VRSCO provides services which include the issuance and redemption of shares, acting as dividend disbursing agent, and certain shareholder reporting services including confirmation of transactions, statements of account and tax reporting. In addition to the above, VRSCO provides “Blue Sky” registration and reporting in applicable states for each Fund that is sold outside of a variable annuity or variable life contract in order to effect and maintain, as the case may be, including but not limited to, the qualification of shares for sale under the applicable securities laws of such jurisdictions to qualified plans. For the six months ended November 30, 2018, VRSCO earned fees as reflected in the Statement of Operations based upon the aforementioned rate.

On January 23, 2001, the Board ratified a Deferred Compensation Plan for its independent directors who are not officers, directors, or employees of VALIC, or an affiliate of VALIC. The effective date of the plan was January 1, 2001. The first deferral of compensation was made in March 2001. Under the deferred compensation plan, Directors may elect to defer all or a portion of their compensation. Amounts deferred may be invested in investment options that are specified in the plan as selected by the Directors. For the six months ended November 30, 2018, certain Directors of VC I have deferred $17,325 of director compensation.

@

The Accounting Basis Point Fee is calculated based upon all assets in all registered management investment companies managed and/or administered by the Administrator and VALIC, other than “funds-of-funds” and “feeder funds.” In addition, the Dynamic Allocation Fund shall pay the Administrator an Accounting Basis Point Fee solely with respect to the Overlay Component and no fee with respect to the Fund-of-Funds Component.

262

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

At November 30, 2018, the following affiliates owned outstanding shares of the following Funds:

Fund	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC	VC I Dynamic Allocation Fund	VC II Aggressive Growth Lifestyle	VC II Conservative Growth Lifestyle	VC II Moderate Growth Lifestyle
Asset Allocation	—%	—%	100%	—%	—%	—%	—%
Blue Chip Growth	0.01	—	95.25	0.83	1.46	0.20	2.25
Broad Cap Value Income	—	—	83.45	16.55	—	—	—
Capital Conservation	—	—	68.66	6.39	5.07	6.80	13.08
Core Equity	—	—	100.00	—	—	—	—
Dividend Value	—	—	88.63	0.97	3.49	1.48	5.43
Dynamic Allocation	1.54	—	98.46	—	—	—	—
Emerging Economies	0.01	0.00	96.71	0.34	1.68	0.24	1.02
Global Real Estate	—	—	80.16	0.44	8.88	2.30	8.22
Global Social Awareness	0.26	—	99.74	—	—	—	—
Global Strategy	—	—	100.00	—	—	—	—
Government Money Market I	4.53	0.00	95.47	—	—	—	—
Government Securities	0.61	—	73.06	6.54	4.09	5.83	9.87
Growth	—	—	99.35	0.65	—	—	—
Growth & Income	2.38	—	94.55	3.07	—	—	—
Health Sciences	0.01	—	99.99	—	—	—	—
Inflation Protected	—	—	88.47	0.52	3.49	1.96	5.56
International Equities Index	2.82	0.02	91.46	0.39	2.25	0.60	2.46
International Government Bond	—	—	66.39	0.45	8.51	8.66	15.99
International Growth	—	—	93.75	1.32	2.27	0.56	2.10
International Value	0.01	—	92.10	0.80	3.47	0.77	2.85
Large Cap Core	—	—	84.02	4.29	5.04	1.36	5.29
Large Capital Growth	—	—	92.96	1.59	2.15	0.34	2.96
Mid Cap Index	0.62	0.04	97.26	0.12	0.75	0.22	0.99
Mid Cap Strategic Growth	—	—	92.66	—	3.23	0.57	3.54
Nasdaq-100® Index	2.33	0.05	87.51	—	3.49	1.28	5.34
Science & Technology	0.52	0.00	94.24	—	1.84	0.62	2.78
Small Cap Aggressive Growth	—	—	100.00	—	—	—	—
Small Cap Fund	—	—	100.00	—	—	—	—
Small Cap Index	1.92	0.10	97.98	—	—	—	—
Small Cap Special Values	—	—	85.18	—	5.04	2.38	7.40
Small-Mid Growth	—	—	100.00	—	—	—	—
Stock Index	2.21	0.03	92.12	0.56	1.03	0.31	1.56
Value	—	—	65.38	7.50	10.12	2.61	14.39

The VC I Dynamic Allocation Fund and the VC II Lifestyle Funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the VC I Dynamic Allocation Fund and the VC II Lifestyle Funds within the set limits across their asset allocations may represent a significant portion of net assets of the underlying funds.

As disclosed in the Portfolio of Investments, certain Funds owned shares of various VC I or VC II Funds and securities issued by AIG or an affiliate thereof. During the six months ended November 30, 2018, transactions in these securities were as follows:

Dynamic Allocation Fund

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/ (Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2018
VALIC Co. I Blue Chip Growth Fund	$7,031,944	—	—	$31,231	$553,055	$126,742	$(101,418)	$6,535,444
VALIC Co. I Broad Cap Value Income Fund	9,722,551	—	—	44,619	790,079	127,291	(41,206)	9,063,176
VALIC Co. I Capital Conservation Fund	16,101,298	—	—	371,390	1,264,127	(31,391)	(82,935)	15,094,235
VALIC Co. I Dividend Value Fund	8,840,596	—	—	40,157	711,071	15,737	390,630	8,576,049
VALIC Co. I Emerging Economies Fund	2,848,116	—	—	12,529	218,662	4,278	(327,883)	2,318,378
VALIC Co. I Global Real Estate Fund	1,890,673	—	—	8,924	158,016	(7,194)	(3,734)	1,730,653
VALIC Co. I Government Securities Fund	9,183,677	—	—	642,388	750,575	(39,592)	31,002	9,066,900
VALIC Co. I Growth & Income Fund	4,010,587	—	—	17,848	316,032	105,251	22,590	3,840,244
VALIC Co. I Growth Fund	9,043,859	—	—	40,157	961,071	110,020	(164,794)	8,068,171

263

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value 11/30/2018
VALIC Co. I Inflation Protected Fund	$3,921,304	—	—	$17,848	$316,032	$(9,321)	$(48,499)	$3,565,300
VALIC Co. I International Equities Index Fund	4,833,579	—	—	22,310	395,040	7,108	(368,727)	4,099,230
VALIC Co. I International Government Bond Fund	969,025	—	—	4,462	79,008	(3,658)	(23,517)	867,304
VALIC Co. I International Growth Fund	8,142,261	—	—	32,699	1,667,799	64,517	(790,008)	5,781,670
VALIC Co. I International Value Fund	7,842,680	—	—	33,126	1,376,980	(116,512)	(559,157)	5,823,157
VALIC Co. I Large Cap Core Fund	7,841,315	—	—	35,696	632,063	(81,792)	288,015	7,451,171
VALIC Co. I Large Capital Growth Fund	8,086,358	—	—	35,695	1,032,063	86,103	307,523	7,483,616
VALIC Co. I Mid Cap Index Fund	4,064,365	—	—	418,918	338,983	58,714	(178,076)	4,024,938
VALIC Co. I Stock Index Fund	30,027,657	—	—	133,857	3,170,237	789,627	111,778	27,892,682
VALIC Co. I Value Fund	9,840,019	—	—	44,619	790,079	244,242	(148,072)	9,190,729
VALIC Co. II Capital Appreciation Fund	7,189,706	31,163	333,793	396,188	953,055	291,515	(481,265)	6,443,089
VALIC Co. II Core Bond Fund	14,049,943	327,292	5,030	694,790	1,106,111	(80)	(457,063)	13,181,479
VALIC Co. II High Yield Bond Fund	1,993,983	111,551	—	120,475	158,016	(12,764)	(100,321)	1,843,357
VALIC Co. II Mid Cap Growth Fund	2,020,250	2,654	315,813	1,229,531	203,919	14,808	(446,235)	2,614,435
VALIC Co. II Mid Cap Value Fund	2,011,436	8,167	148,850	1,118,082	203,919	(22,723)	(283,333)	2,619,543
VALIC Co. II Large Cap Value Fund	3,984,804	46,111	128,903	192,862	316,032	(13,659)	(147,185)	3,700,790
VALIC Co. II International Opportunities Fund	2,001,015	15,579	—	23,649	439,655	17,611	(267,471)	1,335,149
VALIC Co. II Small Cap Growth Fund	4,120,557	—	128,325	347,029	334,393	53,731	(422,955)	3,763,969
VALIC Co. II Small Cap Value Fund	4,125,380	31,613	276,467	726,998	338,983	(62,890)	(609,548)	3,840,957
VALIC Co. II Strategic Bond Fund	3,474,509	125,832	—	141,450	276,528	(19,613)	(138,648)	3,181,170

	$199,213,447	$699,962	$1,337,181	$6,979,527	$19,851,583	$1,696,106	$(5,040,512)	$182,996,985

Stock Index Fund

Security	Value at 05/31/2018	Income	Capital Gain Distribution Received	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain/(Loss)	Value at 11/30/18
American International Group, Inc.
Common Stock	$10,013,788	$—	$—	$26,727	$239,151	$63,069	$(1,867,119)	$7,997,314

During the six months ended November 30, 2018, the following Funds incurred brokerage commissions with brokers which are affiliates of a sub-advisor:

Affiliated Broker	Small-Mid Growth Fund
Goldman Sachs & Co.	$1,528
KeyBanc Capital Markets, Inc.	186
Morgan Stanley & Co	2,310
Wells Fargo Securities	58

On September 19, 2018, the International Growth Fund purchased shares of Reckitt Benckiser Group PLC (“Reckitt”), causing the Fund to exceed its investment restriction limitation with respect to 75% of its total assets of not investing more than 5% of its total assets in the securities of any one issuer. The violation was corrected on September 27, 2018, when the Fund sold shares of Reckitt resulting in a gain of $2,916 to the Fund.

Note 4 — Purchases and Sales of Investment Securities

The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended November 30, 2018 were as follows:

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Asset Allocation	$76,876,708	$115,537,841	$3,076,993	$1,285,046
Blue Chip Growth	131,644,402	127,572,267	—	—
Broad Cap Value Income	9,171,525	14,611,253	—	—
Capital Conservation	43,597,117	42,189,287	26,791,553	36,172,371
Core Equity	30,224,029	42,242,436	—	—
Dividend Value	243,207,647	274,137,617	—	—
Dynamic Allocation	4,942,381	19,851,583	8,652,261	9,985,146

264

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Purchases of Investment Securities (Excluding U.S. Government Securities)	Sales of Investment Securities (Excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
Emerging Economies	$299,798,430	$321,031,522	$—	$—
Global Real Estate	109,124,225	75,859,626	—	—
Global Social Awareness	6,143,471	35,338,053	—	—
Global Strategy	33,682,956	61,068,647	—	—
Government Securities	2,529,800	2,345,472	28,409,598	10,830,116
Growth	394,548,384	348,966,488	—	—
Growth & Income	29,980,010	35,251,252	—	—
Health Sciences	150,176,605	168,817,131	—	—
Inflation Protected	110,026,489	61,984,687	123,817,142	82,791,124
International Equities Index	92,155,786	211,478,356	—	—
International Government Bond	60,456,436	86,283,006	20,161,172	12,396,953
International Growth	83,316,392	102,914,993	—	—
International Value	822,008,360	861,591,989	—	—
Large Cap Core	47,994,548	55,950,114	—	—
Large Capital Growth	59,698,041	54,989,042	—	—
Mid Cap Index	292,628,380	313,031,005	—	—
Mid Cap Strategic Growth	51,048,390	55,381,337	—	—
Nasdaq-100® Index	17,224,083	6,300,757	—	—
Science & Technology	687,302,950	705,825,050	—	—
Small Cap Aggressive Growth	79,948,873	71,547,315	—	—
Small Cap	43,275,778	61,099,776	—	—
Small Cap Index	166,684,350	160,507,296	—	—
Small Cap Special Values	52,937,025	70,652,417	—	—
Small-Mid Growth	48,420,200	51,208,442	—	—
Stock Index	119,385,752	187,133,851	—	—
Value	27,632,207	20,633,234	—	—

Note 5 — Federal Income Taxes

The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies, straddles, investments in partnerships, corporate actions and derivative transactions.

The information in the following table is presented on the basis of cost for Federal Income Tax purposes at November 30, 2018.

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
Asset Allocation	$153,425,679	$4,568,395	$(10,960,063)	$(6,391,668)
Blue Chip Growth	468,062,408	330,349,964	(10,001,901)	320,348,063
Broad Cap Value Income	45,790,409	11,888,849	(3,283,480)	8,605,369
Capital Conservation	245,164,510	586,432	(8,757,767)	(8,171,335)
Core Equity	193,282,844	56,840,278	(5,086,275)	51,754,003
Dividend Value	799,444,151	92,846,591	(45,041,738)	47,804,853
Dynamic Allocation	213,850,777	17,192,400	(5,494,468)	11,697,932
Emerging Economies	632,931,140	90,408,987	(48,199,370)	42,209,617
Global Real Estate	389,296,390	26,442,857	(25,917,624)	525,233
Global Social Awareness	299,323,294	99,661,354	(29,593,328)	70,068,026
Global Strategy	358,597,564	27,123,650	(35,167,221)	(8,043,571)
Government Money Market I	341,468,066	—	—	—
Government Securities	143,455,470	780,736	(4,331,425)	(3,550,689)
Growth	987,564,358	269,849,916	(33,584,089)	236,265,827
Growth & Income	101,066,346	26,403,518	(3,551,385)	22,852,133
Health Sciences	609,745,251	236,600,268	(36,720,422)	199,879,846
Inflation Protected	694,754,142	8,625,118	(22,659,740)	(14,034,622)
International Equities Index	1,110,118,679	123,046,037	(163,872,891)	(40,826,854)

265

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Fund	Identified Cost of Investments Owned@	Gross Unrealized Appreciation@	Gross Unrealized Depreciation@	Net Unrealized Appreciation (Depreciation)@
International Government Bond*	$197,396,162	$1,271,359	$(9,462,111)	$(8,190,752)
International Growth	441,553,031	9,615,012	(23,808,946)	(14,193,934)
International Value	784,926,432	20,696,066	(64,095,898)	(43,399,832)
Large Cap Core	148,388,901	30,249,381	(5,018,900)	25,230,481
Large Capital Growth	339,405,054	137,224,991	(6,889,585)	130,335,406
Mid Cap Index	2,602,034,993	964,852,555	(246,552,979)	718,299,576
Mid Cap Strategic Growth	228,598,374	67,625,002	(8,769,366)	58,855,636
Nasdaq-100® Index	230,968,711	277,229,449	(8,825,302)	268,404,147
Science & Technology	1,149,137,793	197,998,249	(79,838,570)	118,159,679
Small Cap Aggressive Growth	139,723,691	23,133,961	(9,412,538)	13,721,423
Small Cap	267,726,792	56,425,885	(22,200,701)	34,225,184
Small Cap Index	948,233,917	374,102,673	(122,015,174)	252,087,499
Small Cap Special Values	243,006,881	34,472,340	(27,977,846)	6,494,494
Small-Mid Growth	105,972,923	15,811,383	(7,269,251)	8,542,132
Stock Index	2,437,495,527	2,688,590,648	(153,489,232)	2,535,101,416
Value	99,616,745	27,134,047	(4,332,148)	22,801,899

@	Includes amounts for derivatives.
*	The tax adjustments for International Government Bond Fund are for the 12 months ended, September 30, 2018.

The tax basis distributable earnings at May 31, 2018 and the tax character of distributions paid during the year ended May 31, 2018 were as follows:

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2018
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Asset Allocation	$7,940,796	$6,332,042	$3,692,908	$5,223,476	$4,139,748
Blue Chip Growth	377,657	91,325,072	360,299,215	464,379	44,264,812
Broad Cap Value Income	726,807	5,016,076	13,498,375	1,311,931	3,587,503
Capital Conservation	5,692,352	(406,776)	(5,052,855)	5,533,689	—
Core Equity	4,819,532	26,833,666	53,017,383	2,805,524	18,933,095
Dividend Value	38,481,123	73,011,368	50,337,210	17,733,293	27,534,288
Dynamic Allocation	9,659,610	6,000,962	16,232,591	6,981,384	5,873,893
Emerging Economies	12,932,082	(37,915,107)	138,104,191	12,115,507	—
Global Real Estate	15,501,553	(2,115,439)	9,696,789	16,353,390	2,229,561
Global Social Awareness	6,681,051	—	90,489,982	7,163,295	—
Global Strategy	7,679,415	27,336,221	23,984,693	—	5,241,605
Government Money Market I	13,702	—	—	2,316,563	—
Government Securities	3,165,086	(2,813,278)	(2,292,562)	3,355,071	—
Growth	23,129,952	71,291,451	292,013,045	16,911,039	32,227,389
Growth & Income	1,526,608	11,821,661	26,582,003	1,458,895	4,140,612
Health Sciences	17,887,289	47,556,071	180,667,949	—	88,495,403
Inflation Protected	11,717,351	163,608	2,259,411	12,914,381	4,308,281
International Equities Index	34,834,299	—	88,484,440	27,087,828	—
International Government Bond*	3,098,611	37,417	(6,561,381)	1,876,878	—
International Growth	16,283,656	94,862,398	34,618,529	5,977,648	6,729,054
International Value	21,077,701	(17,185,268)	68,002,382	17,026,333	—
Large Cap Core	1,590,555	13,332,022	29,724,175	1,779,731	8,879,021
Large Capital Growth	4,246,182	28,866,161	121,486,490	4,066,557	20,050,151
Mid Cap Index	59,566,500	282,474,072	992,535,580	47,986,438	203,935,604
Mid Cap Strategic Growth	4,667,422	22,367,523	69,038,470	2,479,175	10,687,059
Nasdaq-100® Index	3,552,162	6,027,819	275,643,594	2,953,557	19,144,321
Science & Technology	82,873,430	184,672,479	300,340,539	48,763,832	63,121,184
Small Cap Aggressive Growth	4,240,510	17,793,380	37,317,482	—	3,794,440
Small Cap	8,108,469	18,202,222	56,060,718	8,155,637	41,766,359
Small Cap Index	26,150,639	80,645,698	412,914,448	15,724,664	63,465,241
Small Cap Special Values	6,438,233	26,863,113	36,306,690	7,353,760	20,457,809

266

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Distributable Earnings			Tax Distributions
	For the year ended May 31, 2018
Fund	Ordinary Income	Long- Term Gains/ Capital And Other Losses	Unrealized Appreciation (Depreciation)@	Ordinary Income	Long-Term Capital Gains
Small-Mid Growth	$1,518,503	$13,472,877	$20,665,109	$—	$4,235,032
Stock Index	80,198,668	107,947,237	2,589,096,128	83,554,505	167,497,292
Value	1,664,301	—	27,725,476	1,701,685	—

*	The Distributable Earnings for International Government Bond Fund are for the tax period ended September 30, 2018.
@	Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of May 31, 2018, for Federal income tax purposes, the Funds indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:

Capital Loss Carryforward Unlimited
Fund	ST	LT
Asset Allocation	$—	$—
Blue Chip Growth	—	—
Broad Cap Value Income	—	—
Capital Conservation	51,240	355,536
Core Equity	—	—
Dividend Value	—	—
Dynamic Allocation	—	—
Emerging Economies	37,915,107	—
Global Real Estate	335,299	1,780,140
Global Social Awareness	—	—
Global Strategy	—	—
Government Money Market I	—	—
Government Securities	1,183,254	1,630,024
Growth	—	—
Growth & Income	—	—
Health Sciences	—	—
Inflation Protected	—	—
International Equities Index	—	—
International Government Bond	—	—
International Growth	—	—
International Value	758,697	16,426,571
Large Cap Core	—	—
Large Capital Growth	—	—
Mid Cap Index	—	—
Mid Cap Strategic Growth	—	—
Nasdaq-100® Index	—	—
Science & Technology	—	—
Small Cap Aggressive Growth	—	—
Small Cap	—	—
Small Cap Index	—	—
Small Cap Special Values	—	—
Small-Mid Growth	—	—
Stock Index	—	—
Value	—	—

267

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

Under the current tax law, capital losses realized after October 31 and late year ordinary losses may be deferred and treated as occurring on the first day of the following year. For the fiscal year ended May 31, 2018, the Funds elected to defer late year ordinary losses and post October capital losses as follows:

Fund	Deferred Late Year Ordinary Loss	Deferred Post-October Short-Term Capital Loss	Deferred Post-October Long-Term Capital Loss
Asset Allocation	$401,556	$—	$—
Blue Chip Growth	245,117	353,584	—
Broad Cap Value Income	—	713,852	—
Capital Conservation	—	850,938	147,019
Core Equity	—	—	—
Dividend Value	8,745	—	—
Dynamic Allocation	—	—	—
Emerging Economies	264,440	—	—
Global Real Estate	—	—	—
Global Social Awareness	50,884	—	—
Global Strategy	1,130,502	—	—
Government Money Market I	—	17,092	—
Government Securities	—	21,251	168,952
Growth	44,595	—	—
Growth & Income	—	—	—
Health Sciences	766,530	—	—
Inflation Protected	—	—	—
International Equities Index	—	—	1,536,069
International Government Bond*	576,435	2,225,375	637,143
International Growth	582,280	—	—
International Value	—	5,822,773	—
Large Cap Core	—	8,900	—
Large Capital Growth	2,928	—	—
Mid Cap Index	—	—	—
Mid Cap Strategic Growth	117,286	—	—
Nasdaq-100 Index®	—	—	—
Science & Technology	1,514,218	—	—
Small Cap Aggressive Growth	306,022	—	—
Small Cap	—	—	—
Small Cap Index	16,267	—	—
Small Cap Special Values	—	—	—
Small-Mid Growth	44,557	—	—
Stock Index	—	—	—
Value	25	—	—

*	The deferred late ordinary losses and deferred post October capital losses are for the tax period ended September 30, 2018.

On December 22, 2017, the Tax Cuts and Jobs Act (the “Act”) was signed into law. Certain provisions of the Act were effective upon enactment with the remainder becoming effective for tax years beginning after December 31, 2017. Management is currently evaluating the impact, if any, on the financial statements and the accompanying notes to financial statements.

Note 6 — Capital Share Transactions

Transactions in capital shares of each class of each Fund were as follows:

	Asset Allocation				Blue Chip Growth
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	778,667	$8,663,425	1,477,919	$17,297,353	2,244,419	$47,819,358	1,402,202	$27,963,804
Reinvested dividends	—	—	807,871	9,363,224	—	—	2,156,663	44,729,191
Shares redeemed	(1,404,702)	(15,633,657)	(2,366,644)	(27,634,338)	(1,874,615)	(40,006,232)	(5,504,750)	(107,562,569)

Net increase (decrease)	(626,035)	$(6,970,232)	(80,854)	$(973,761)	369,804	$7,813,126	(1,945,885)	$(34,869,574)

268

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Broad Cap Value Income				Capital Conservation
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	68,348	$1,112,937	471,995	$7,967,286	2,244,772	$21,345,920	5,166,082	$50,616,708
Reinvested dividends	—	—	300,948	4,899,434	—	—	581,881	5,533,689
Shares redeemed	(391,368)	(6,346,866)	(633,963)	(10,489,363)	(4,039,360)	(38,383,812)	(2,885,164)	(28,320,408)

Net increase (decrease)	(323,020)	$(5,233,929)	138,980	$2,377,357	(1,794,588)	$(17,037,892)	2,862,799	$27,829,989

	Core Equity				Dividend Value
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	54,966	$1,333,099	63,025	$1,482,383	7,822,848	$100,379,504	16,353,827	$214,300,559
Reinvested dividends	—	—	935,799	21,738,619	—	—	3,550,399	45,267,581
Shares redeemed	(622,142)	(15,163,748)	(1,110,958)	(26,244,339)	(10,815,926)	(141,262,465)	(15,437,811)	(194,710,056)

Net increase (decrease)	(567,176)	$(13,830,649)	(112,134)	$(3,023,337)	(2,993,078)	$(40,882,961)	4,466,415	$64,858,084

	Dynamic Allocation				Emerging Economies
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	225,516	$2,775,736	297,704	$3,682,534	10,681,335	$85,561,992	13,286,176	$125,666,190
Reinvested dividends	—	—	1,036,716	12,855,277	—	—	1,246,451	12,115,507
Shares redeemed	(1,689,436)	(21,037,073)	(2,524,653)	(31,588,738)	(14,413,866)	(116,283,693)	(11,989,224)	(108,714,609)

Net increase (decrease)	(1,463,920)	$(18,261,337)	(1,190,233)	$(15,050,927)	(3,732,531)	$(30,721,701)	2,543,403	$29,067,088

	Global Real Estate				Global Social Awareness
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	8,980,086	$68,925,789	2,831,665	$22,115,683	84,621	$2,261,315	605,245	$15,284,134
Reinvested dividends	—	—	2,494,356	18,582,951	—	—	270,824	7,163,295
Shares redeemed	(4,439,427)	(33,897,571)	(8,742,964)	(68,939,364)	(2,024,250)	(53,227,744)	(2,060,012)	(52,857,267)

Net increase (decrease)	4,540,659	$35,028,218	(3,416,943)	$(28,240,730)	(1,939,629)	$(50,966,429)	(1,183,943)	$(30,409,838)

	Global Strategy				Government Money Market I
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	224,061	$2,708,111	810,154	$9,881,993	71,354,549	$71,354,549	103,855,256	$103,855,257
Reinvested dividends	—	—	428,586	5,241,605	2,429,032	2,429,032	2,316,563	2,316,563
Shares redeemed	(2,381,042)	(28,562,951)	(4,887,981)	(59,425,709)	(43,553,442)	(43,553,443)	(125,229,422)	(125,229,422)

Net increase (decrease)	(2,156,981)	$(25,854,840)	(3,649,241)	$(44,302,111)	30,230,139	$30,230,138	(19,057,603)	$(19,057,602)

	Government Securities				Growth
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	3,484,882	$35,306,924	2,573,832	$27,061,492	6,418,286	$116,624,623	6,645,533	$106,156,304
Reinvested dividends	—	—	330,549	3,355,071	—	—	2,838,731	49,138,428
Shares redeemed	(1,782,465)	(18,146,367)	(4,702,908)	(49,493,899)	(3,604,174)	(64,611,860)	(6,962,819)	(117,362,320)

Net increase (decrease)	1,702,417	$17,160,557	(1,798,527)	$(19,077,336)	2,814,112	$52,012,763	2,521,445	$37,932,412

269

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Growth & Income				Health Sciences
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	463,536	$10,818,735	848,244	$18,840,853	586,309	$12,758,280	858,067	$17,907,657
Reinvested dividends	—	—	248,646	5,599,507	—	—	4,331,640	88,495,403
Shares redeemed	(778,582)	(18,008,161)	(1,152,101)	(25,605,383)	(1,556,662)	(33,785,926)	(3,822,352)	(80,733,518)

Net increase (decrease)	(315,046)	$(7,189,426)	(55,211)	$(1,165,023)	(970,353)	$(21,027,646)	1,367,355	$25,669,542

	Inflation Protected				International Equities Index
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	12,239,226	$131,984,366	5,920,191	$65,685,432	18,279,797	$130,763,760	52,755,829	$394,356,148
Reinvested dividends	—	—	1,581,512	17,222,662	—	—	3,611,710	27,087,828
Shares redeemed	(3,425,565)	(37,080,436)	(9,870,891)	(109,580,357)	(37,337,384)	(269,785,761)	(38,309,717)	(291,046,343)

Net increase (decrease)	8,813,661	$94,903,930	(2,369,188)	$(26,672,263)	(19,057,587)	$(139,022,001)	18,057,822	$130,397,633

	International Government Bond				International Growth
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,377,983	$27,272,589	6,443,883	$76,886,003	2,517,761	$35,345,436	2,741,488	$39,692,685
Reinvested dividends	—	—	157,192	1,876,878	—	—	898,000	12,706,702
Shares redeemed	(4,260,386)	(48,892,021)	(3,605,707)	(42,812,461)	(2,619,016)	(37,718,644)	(4,620,939)	(65,536,596)

Net increase (decrease)	(1,882,403)	$(21,619,432)	2,995,368	$35,950,420	(101,255)	$(2,373,208)	(981,451)	$(13,137,209)

	International Value				Large Cap Core
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,773,899	$18,084,108	5,803,770	$63,996,631	407,850	$5,041,527	1,214,266	$14,496,114
Reinvested dividends	—	—	1,585,320	17,026,333	—	—	887,490	10,658,752
Shares redeemed	(7,764,567)	(78,391,061)	(8,987,230)	(97,378,331)	(1,325,316)	(16,114,492)	(1,813,851)	(21,806,313)

Net increase (decrease)	(5,990,668)	$(60,306,953)	(1,598,140)	$(16,355,367)	(917,466)	$(11,072,965)	287,905	$3,348,553

	Large Capital Growth				Mid Cap Index
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,749,471	$27,747,272	331,446	$4,858,302	7,769,688	$221,999,981	3,798,494	$105,244,851
Reinvested dividends	—	—	1,598,191	24,116,708	—	—	9,144,176	251,922,042
Shares redeemed	(1,504,201)	(23,688,479)	(2,743,999)	(40,250,893)	(9,048,217)	(256,053,159)	(18,855,439)	(533,669,174)

Net increase (decrease)	245,270	$4,058,793	(814,362)	$(11,275,883)	(1,278,529)	$(34,053,178)	(5,912,769)	$(176,502,281)

	Mid Cap Strategic Growth				Nasdaq-100® Index
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	569,109	$8,974,272	645,972	$10,110,629	3,353,204	$48,282,118	3,384,690	$44,985,893
Reinvested dividends	—	—	828,065	13,166,234	—	—	1,584,077	22,097,878
Shares redeemed	(725,739)	(11,831,889)	(1,761,437)	(26,950,666)	(1,383,200)	(20,021,272)	(3,636,392)	(47,906,100)

Net increase (decrease)	(156,630)	$(2,857,617)	(287,400)	$(3,673,803)	1,970,004	$28,260,846	1,332,375	$19,177,671

270

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

	Science & Technology				Small Cap Aggressive Growth
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	2,081,189	$64,614,664	1,501,571	$44,774,878	1,382,329	$22,484,171	1,187,625	$17,632,301
Reinvested dividends	—	—	3,617,362	111,885,016	—	—	238,195	3,794,440
Shares redeemed	(1,777,989)	(55,009,362)	(3,516,184)	(102,830,719)	(843,527)	(13,655,094)	(1,041,626)	(15,293,898)

Net increase (decrease)	303,200	$9,605,302	1,602,749	$53,829,175	538,802	$8,829,077	384,194	$6,132,843

	Small Cap				Small Cap Index
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	313,825	$3,749,449	239,863	$2,855,785	2,220,736	$50,894,064	6,358,551	$139,248,745
Reinvested dividends	—	—	4,461,304	49,921,996	—	—	3,615,977	79,189,905
Shares redeemed	(1,767,190)	(21,035,281)	(3,679,924)	(44,611,488)	(4,367,788)	(100,953,277)	(12,414,186)	(274,211,925)

Net increase (decrease)	(1,453,365)	$(17,285,832)	1,021,243	$8,166,293	(2,147,052)	$(50,059,213)	(2,439,658)	$(55,773,275)

	Small Cap Special Values				Small-Mid Growth
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	1,596,383	$22,684,446	2,047,892	$27,586,219	115,980	$1,641,544	312,837	$4,059,510
Reinvested dividends	—	—	2,064,704	27,811,569	—	—	303,804	4,235,032
Shares redeemed	(3,456,539)	(48,256,900)	(3,835,432)	(53,632,570)	(469,629)	(6,717,293)	(1,048,429)	(13,815,927)

Net increase (decrease)	(1,860,156)	$(25,572,454)	277,164	$1,765,218	(353,649)	$(5,075,749)	(431,788)	$(5,521,385)

	Stock Index				Value
	For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018		For the six months ended November 30, 2018 (unaudited)		For the year ended May 31, 2018
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	5,475,397	$224,726,016	7,731,176	$305,031,584	887,324	$16,247,881	595,935	$10,684,832
Reinvested dividends	—	—	6,306,250	251,051,797	—	—	93,499	1,701,685
Shares redeemed	(8,609,286)	(353,781,629)	(12,953,890)	(505,896,038)	(545,780)	(9,959,079)	(867,818)	(15,321,469)

Net increase (decrease)	(3,133,889)	$(129,055,613)	1,083,536	$50,187,343	341,544	$6,288,802	(178,384)	$(2,934,952)

Note 7 — Expense Reductions

Through expense offset arrangements resulting from broker commission recapture, a portion of the expenses of certain Funds have been reduced. For the six months ended November 30, 2018, the amount of expense reductions received by each Fund used to offset non-affiliated expenses is reflected as Fees paid indirectly in the Statement of Operations.

Note 8 — Investment Concentration

Certain Funds invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the Emerging Economies Fund, the Global Real Estate Fund, the Global Strategy Fund, the International Equities Index Fund, the International Government Bond Fund, International Growth Fund and the International Value Fund.

Each Fund may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a fund holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the Capital Conservation Fund, the Government Money Market I Fund and the Government Securities Fund’s concentration in such investments, these funds may be subject to risks associated with the U.S. Government agencies or instrumentalities.

The Health Sciences Fund is concentrated in the health services industry and is less diversified than stock funds investing in a broader range of industries. The Fund may also invest a considerable portion of assets in companies in the same business, such as pharmaceuticals, or in related businesses, such as hospital management or managed care. Developments that could adversely affect the Fund include increased competition in the health care industry, changes in legislation or government regulations, reductions in government funding, product liability or other litigation, and obsolescence of popular products.

271

VALIC Company I

NOTES TO FINANCIAL STATEMENTS (unaudited) — (continued)

The Nasdaq-100® Index Fund and Science & Technology Fund invest primarily in the technology sector. There are numerous risks and uncertainties involved in investing in the technology sector. Historically, the prices of securities in this sector have tended to be volatile. A fund that invests primarily in technology-related issuers bears an additional risk that economic events may affect a substantial portion of its investments. In addition, at times equity securities of technology-related issuers may underperform relative to other sectors. The technology sector includes companies from various industries, including computer hardware, software, semiconductors, telecommunications, electronics, aerospace and defense, health care equipment and biotechnology, among others.

The Global Real Estate Fund invests primarily in the real estate industry. A fund that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a fund has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.

Note 9 — Line of Credit

The Series, along with certain other funds managed by the Adviser, has access to a $85 million committed unsecured line of credit and a $40 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Series’ custodian. Interest is currently payable under the committed line of credit at the higher of the Federal Funds Rate (but not less than zero) plus 125 basis points or the One-Month London Interbank Offered Rate (but not less than zero) plus 125 basis points and State Street’s discretionary bid rate on the uncommitted line of credit. The Series, on behalf of each of the Funds, has paid State Street for its own account, such Fund’s ratable portion of an upfront fee in an amount equal to $25,000 in the aggregate for the uncommitted lines of credit made available by State Street to the Series and certain other funds managed by the Adviser, which are also party to the uncommitted lines of credit. There is also a commitment fee of 25 basis points per annum on the daily unused portion of the committed line of credit. For the six months ended November 30, 2018, the following Funds had borrowings:

Fund	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Broad Cap Value Income	4	$581	$1,472,306	3.55%
Core Equity	6	245	439,823	3.33%
Dividend Value	5	2,738	5,713,422	3.41%
Emerging Economies	1	332	3,424,706	3.49%
Global Social Awareness	16	6,284	4,002,686	3.53%
Growth	3	228	820,878	3.34%
Growth & Income	4	170	433,214	3.52%
International Equities Index	13	15,263	12,587,603	3.36%
International Government Bond	10	819	830,735	3.55%
International Value	10	2,730	2,781,612	3.52%
Science & Technology	5	629	1,365,200	3.32%
Stock Index	5	2,635	5,340,658	3.55%

As of November 30, 2018, there were no outstanding borrowings.

Note 10 — Interfund Lending Agreement

Pursuant to the exemptive relief granted by the SEC, the Funds are permitted to participate in an interfund lending program among investment companies advised by VALIC or an affiliate. The interfund lending program allows the participating Funds to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Funds receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction.

For the six months ended November 30, 2018, none of the Funds participated in this program.

Note 11 — Security Transactions with Affiliated Portfolios

The Funds are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Directors, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended November 30, 2018, the following Funds engaged in security transactions with affiliated Funds:

Fund	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
Growth	$6,529,088	$1,463,329	$439,057
Health Sciences	—	90,080	52,541
Large Capital Growth	176,004	51,609	(2,368)
Small Cap	18,565	8,560	182
Value	583,640	—	—

272

VALIC Company I

FINANCIAL HIGHLIGHTS

	Asset Allocation Fund							Blue Chip Growth Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$11.33		$11.00	$10.39	$12.38	$12.67	$12.20	$20.84		$17.27	$15.48	$17.96	$17.12	$14.19

Income (loss) from investment operations:
Net investment income (loss)(d)	0.08		0.16	0.16	0.23	0.23	0.25	(0.01)		(0.01)	0.01	(0.02)	(0.02)	(0.02)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.62)		0.83	0.71	(0.66)	0.53	1.17	0.04		4.82	3.46	(0.24)	2.62	3.66

Total income (loss) from investment operations	(0.54)		0.99	0.87	(0.43)	0.76	1.42	0.03		4.81	3.47	(0.26)	2.60	3.64

Distributions from:
Net investment income	–		(0.18)	(0.26)	(0.24)	(0.27)	(0.23)	–		(0.01)	–	–	–	(0.03)
Net realized gain on securities	–		(0.48)	–	(1.32)	(0.78)	(0.72)	–		(1.23)	(1.68)	(2.22)	(1.76)	(0.68)

Total distributions	–		(0.66)	(0.26)	(1.56)	(1.05)	(0.95)	–		(1.24)	(1.68)	(2.22)	(1.76)	(0.71)

Net asset value at end of period	$10.79		$11.33	$11.00	$10.39	$12.38	$12.67	$20.87		$20.84	$17.27	$15.48	$17.96	$17.12

TOTAL RETURN(a)	(4.77)%		8.91%	8.35%	(2.16)%	6.24%	12.04%	0.14%		27.87%	23.49%	0.17%	15.61%	25.69%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.78	%@	0.72%	0.70%	0.70%	0.68%	0.69%	0.82	%@	0.83%	0.84%	0.84%	0.83%	0.84%
Ratio of expenses to average net assets(c)	0.78	%@	0.72%	0.70%	0.70%	0.68%	0.69%	0.82	%@	0.83%	0.84%	0.84%	0.83%	0.84%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	–	0.00%	–		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.40	%@	1.40%	1.51%	2.00%	1.81%	1.96%	(0.07	)%@	(0.07)%	0.06%	(0.09)%	(0.12)%	(0.10)%
Ratio of net investment income (loss) to average net assets(c)	1.40	%@	1.40%	1.51%	2.00%	1.81%	1.96%	(0.07	)%@	(0.07)%	0.06%	(0.09)%	(0.12)%	(0.10)%
Portfolio turnover rate	55%		84%	161%	102%	131%	99%	16%		24%	27%	30%	30%	34%
Number of shares outstanding at end of period (000’s)	13,998		14,624	14,705	15,824	14,473	13,917	37,767		37,397	39,343	39,796	36,354	35,957
Net assets at end of period (000’s)	$151,074		$165,665	$161,767	$164,358	$179,126	$176,344	$788,091		$779,336	$679,516	$615,927	$652,819	$615,447

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

273

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Broad Cap Value Income Fund							Capital Conservation Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$15.91		$15.64	$13.97	$16.03	$15.19	$13.02	$9.54		$9.85	$9.95	$9.92	$9.84	$10.01

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.20	0.24	0.22	0.21	0.31	0.12		0.20	0.18	0.18	0.17	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	0.00		1.45	2.16	(1.11)	1.38	2.06	(0.19)		(0.29)	(0.04)	0.06	0.10	0.07

Total income (loss) from investment operations	0.11		1.65	2.40	(0.89)	1.59	2.37	(0.07)		(0.09)	0.14	0.24	0.27	0.26

Distributions from:
Net investment income	–		(0.28)	(0.24)	(0.21)	(0.26)	(0.20)	–		(0.19)	(0.23)	(0.19)	(0.19)	(0.29)
Net realized gain on securities	–		(1.10)	(0.49)	(0.96)	(0.49)	–	–		(0.03)	(0.01)	(0.02)	–	(0.14)

Total distributions	–		(1.38)	(0.73)	(1.17)	(0.75)	(0.20)	–		(0.22)	(0.24)	(0.21)	(0.19)	(0.43)

Net asset value at end of period	$16.02		$15.91	$15.64	$13.97	$16.03	$15.19	$9.47		$9.54	$9.85	$9.95	$9.92	$9.84

TOTAL RETURN(a)	0.69%		10.34%	17.25%	(4.47)%	10.70%	18.24%	(0.73)%		(0.94)%	1.45%	2.47%	2.76%	2.73%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	0.65	%@	0.64%	0.64%	0.64%	0.63%	0.64%
Ratio of expenses to average net assets(c)	0.92	%@	0.92%	0.92%	0.92%	0.92%	0.95%	0.65	%@	0.64%	0.64%	0.64%	0.63%	0.64%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	0.00%	0.00%	0.01%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	1.35	%@	1.20%	1.57%	1.49%	1.33%	2.14%	2.58	%@	2.10%	1.84%	1.77%	1.72%	1.95%
Ratio of net investment income (loss) to average net assets(c)	1.28	%@	1.13%	1.49%	1.42%	1.26%	2.04%	2.58	%@	2.10%	1.84%	1.77%	1.72%	1.95%
Portfolio turnover rate	16%		24%	20%	26%	23%	27%	29%		53%	56%	71%	193%	129%
Number of shares outstanding at end of period (000’s)	3,419		3,742	3,603	4,104	3,906	3,533	24,934		26,729	23,866	23,716	25,822	19,965
Net assets at end of period (000’s)	$54,784		$59,532	$56,339	$57,330	$62,619	$53,675	$236,110		$255,084	$235,063	$236,062	$256,043	$196,550

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

274

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Core Equity Fund							Dividend Value Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$23.18		$21.92	$19.51	$20.38	$18.63	$15.61	$12.39		$12.09	$11.54	$13.23	$13.23	$11.62

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.26	0.25	0.21	0.19	0.16	0.16		0.26	0.25	0.31	0.28	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	0.40		3.13	3.14	(0.87)	1.74	3.07	0.41		0.74	1.62	(0.24)	0.85	1.59

Total income (loss) from investment operations	0.54		3.39	3.39	(0.66)	1.93	3.23	0.57		1.00	1.87	0.07	1.13	1.87

Distributions from:
Net investment income	–		(0.28)	(0.24)	(0.21)	(0.18)	(0.21)	–		(0.24)	(0.25)	(0.32)	(0.28)	(0.26)
Net realized gain on securities	–		(1.85)	(0.74)	–	–	–	–		(0.46)	(1.07)	(1.44)	(0.85)	–

Total distributions	–		(2.13)	(0.98)	(0.21)	(0.18)	(0.21)	–		(0.70)	(1.32)	(1.76)	(1.13)	(0.26)

Net asset value at end of period	$23.72		$23.18	$21.92	$19.51	$20.38	$18.63	$12.96		$12.39	$12.09	$11.54	$13.23	$13.23

TOTAL RETURN(a)	2.33%		15.42%	17.48%	(3.07)%	10.41%	20.78%	4.60%		8.14%	16.51%	2.20%	8.69%	16.22%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74	%@	0.77%	0.80%	0.80%	0.80%	0.80%	0.81	%@	0.81%	0.82%	0.82%	0.82%	0.82%
Ratio of expenses to average net assets(c)	0.92	%@	0.93%	0.92%	0.92%	0.92%	0.93%	0.81	%@	0.81%	0.83%	0.83%	0.82%	0.83%
Ratio of expense reductions to average net assets	–		–	0.00%	0.00%	0.00%	0.00%	–		–	–	–	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.11	%@	1.10%	1.19%	1.11%	0.94%	0.95%	2.42	%@	2.06%	2.13%	2.55%	2.06%	2.20%
Ratio of net investment income (loss) to average net assets(c)	0.93	%@	0.94%	1.06%	0.99%	0.82%	0.82%	2.42	%@	2.06%	2.12%	2.54%	2.05%	2.19%
Portfolio turnover rate	12%		50%	36%	41%	40%	39%	28%		54%	41%	45%	35%	37%
Number of shares outstanding at end of period (000’s)	10,344		10,911	11,023	11,771	13,047	14,433	68,355		71,348	66,882	50,727	48,504	46,936
Net assets at end of period (000’s)	$245,351		$252,961	$241,647	$229,637	$265,955	$268,866	$886,067		$884,180	$808,699	$585,505	$641,719	$621,033

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

275

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Dynamic Allocation Fund							Emerging Economies Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$12.20		$11.74	$10.76	$12.04	$11.93	$10.87	$8.89		$7.94	$6.18	$7.84	$8.12	$8.09

Income (loss) from investment operations:
Net investment income (loss)(d)	0.04		0.12	0.15	0.17	0.16	0.18	0.14		0.16	0.13	0.13	0.18	0.17
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.17)		1.00	1.13	(0.79)	0.32	0.92	(1.18)		0.92	1.74	(1.61)	(0.30)	(0.02)

Total income (loss) from investment operations	(0.13)		1.12	1.28	(0.62)	0.48	1.10	(1.04)		1.08	1.87	(1.48)	(0.12)	0.15

Distributions from:
Net investment income	–		(0.16)	(0.22)	(0.22)	(0.17)	–	–		(0.13)	(0.11)	(0.18)	(0.16)	(0.12)
Net realized gain on securities	–		(0.50)	(0.08)	(0.44)	(0.20)	(0.04)	–		–	–	–	–	–

Total distributions	–		(0.66)	(0.30)	(0.66)	(0.37)	(0.04)	–		(0.13)	(0.11)	(0.18)	(0.16)	(0.12)

Net asset value at end of period	$12.07		$12.20	$11.74	$10.76	$12.04	$11.93	$7.85		$8.89	$7.94	$6.18	$7.84	$8.12

TOTAL RETURN(a)	(1.07)%		9.45%	11.98%	(4.70)%	4.04%	10.11%	(11.70)%		13.50%	30.41%	(18.60)%	(1.35)%	1.97%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.31	%@	0.31%	0.31%	0.32%	0.32%	0.32%	0.92	%@	0.93%	0.94%	0.97%	0.94%	0.95%
Ratio of expenses to average net assets(c)	0.31	%@	0.31%	0.32%	0.32%	0.32%	0.34%	0.92	%@	0.93%	0.94%	0.97%	0.94%	0.95%
Ratio of expense reductions to average net assets	–		–	–	–	–	0.00%	0.00	%@	0.00%	0.00%	0.00%	0.00%	–
Ratio of net investment income (loss) to average net assets(b)	0.71	%@	0.97%	1.30%	1.50%	1.33%	1.65%	3.28	%@	1.80%	1.85%	2.02%	2.23%	2.18%
Ratio of net investment income (loss) to average net assets(c)	0.71	%@	0.96%	1.30%	1.51%	1.33%	1.63%	3.28	%@	1.80%	1.85%	2.02%	2.23%	2.18%
Portfolio turnover rate	6%		15%	14%	20%	31%	9%	41%		53%	69%	64%	65%	55%
Number of shares outstanding at end of period (000’s)	18,519		19,983	21,173	23,095	22,646	21,373	88,143		91,875	89,332	83,618	82,682	83,593
Net assets at end of period (000’s)	$223,527		$243,832	$248,630	$248,446	$272,705	$255,001	$691,597		$817,232	$708,873	$517,011	$648,339	$678,406

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

276

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Real Estate Fund							Global Social Awareness Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$7.68		$7.63	$8.02	$8.60	$8.58	$8.95	$26.24		$23.78	$21.01	$22.11	$21.00	$17.38

Income (loss) from investment operations:
Net investment income (loss)(d)	0.09		0.18	0.16	0.18	0.21	0.22	0.20		0.37	0.32	0.34	0.35	0.42
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.14)		0.28	0.21	(0.14)	0.28	0.48	(0.75)		2.52	2.84	(1.02)	1.20	3.49

Total income (loss) from investment operations	(0.05)		0.46	0.37	0.04	0.49	0.70	(0.55)		2.89	3.16	(0.68)	1.55	3.91

Distributions from:
Net investment income	–		(0.31)	(0.34)	(0.26)	(0.23)	(0.49)	–		(0.43)	(0.39)	(0.42)	(0.44)	(0.29)
Net realized gain on securities	–		(0.10)	(0.42)	(0.36)	(0.24)	(0.58)	–		–	–	–	–	–

Total distributions	–		(0.41)	(0.76)	(0.62)	(0.47)	(1.07)	–		(0.43)	(0.39)	(0.42)	(0.44)	(0.29)

Net asset value at end of period	$7.63		$7.68	$7.63	$8.02	$8.60	$8.58	$25.69		$26.24	$23.78	$21.01	$22.11	$21.00

TOTAL RETURN(a)	(0.65)%		6.19%	4.98%	1.53%	5.61%	8.76%	(2.10)%		12.16%	15.15%	(2.83)%	7.45%	22.60%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.86%	0.85%	0.85%	0.85%	0.86%	0.63	%@	0.62%	0.62%	0.63%	0.62%	0.64%
Ratio of expenses to average net assets(c)	0.85	%@	0.86%	0.85%	0.85%	0.85%	0.86%	0.63	%@	0.62%	0.62%	0.63%	0.62%	0.64%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–	–	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.27	%@	2.34%	2.04%	2.18%	2.46%	2.51%	1.46	%@	1.44%	1.47%	1.65%	1.63%	2.18%
Ratio of net investment income (loss) to average net assets(c)	2.27	%@	2.34%	2.04%	2.18%	2.46%	2.51%	1.46	%@	1.44%	1.47%	1.65%	1.63%	2.18%
Portfolio turnover rate	21%		50%	47%	71%	44%	41%	2%		5%	23%	0%	88%	99%
Number of shares outstanding at end of period (000’s)	51,854		47,313	50,730	61,190	59,795	48,168	14,391		16,331	17,515	17,949	19,139	20,949
Net assets at end of period (000’s)	$395,431		$363,223	$387,137	$490,714	$514,347	$413,082	$369,662		$428,452	$416,564	$377,114	$423,242	$439,972

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

277

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Global Strategy Fund							Government Money Market I Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018		2017	2016		2015		2014

PER SHARE DATA
Net asset value at beginning of period	$12.02		$11.63	$10.48	$13.58	$14.12	$12.66	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

Income (loss) from investment operations:
Net investment income (loss)(d)	0.16		0.35	0.33	0.27	0.30	0.39	0.01		0.01		0.00	0.00		0.00		0.00
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.41)		0.20	1.14	(1.80)	(0.03)	1.53	0.00		0.00		0.00	0.00		0.00		–

Total income (loss) from investment operations	(0.25)		0.55	1.47	(1.53)	0.27	1.92	0.01		0.01		0.00	0.00		0.00		0.00

Distributions from:
Net investment income	–		–	(0.10)	(0.72)	(0.37)	(0.46)	(0.01)		(0.01)		(0.00)	(0.00)		(0.00)		(0.00)
Net realized gain on securities	–		(0.16)	(0.22)	(0.85)	(0.44)	–	–		–		–	–		–		–

Total distributions	–		(0.16)	(0.32)	(1.57)	(0.81)	(0.46)	(0.01)		(0.01)		(0.00)	(0.00)		(0.00)		(0.00)

Net asset value at end of period	$11.77		$12.02	$11.63	$10.48	$13.58	$14.12	$1.00		$1.00		$1.00	$1.00		$1.00		$1.00

TOTAL RETURN(a)	(2.08)%		4.72%	14.16%	(10.23)%	2.14%	15.32%	0.75%		0.72	%(e)	0.08%	0.01	%(e)	0.01	%(e)	0.01%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65	%@	0.65%	0.66%	0.64%	0.64%	0.64%	0.51	%@	0.51%		0.45%	0.26%		0.14%		0.16%
Ratio of expenses to average net assets(c)	0.65	%@	0.65%	0.66%	0.64%	0.64%	0.64%	0.51	%@	0.51%		0.53%	0.51%		0.51%		0.51%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		–		–	–		–		–
Ratio of net investment income (loss) to average net assets(b)	2.56	%@	2.86%	2.94%	2.26%	2.20%	2.90%	1.49	%@	0.71%		0.08%	0.01%		0.01%		0.01%
Ratio of net investment income (loss) to average net assets(c)	2.56	%@	2.86%	2.94%	2.26%	2.20%	2.90%	1.49	%@	0.71%		(0.00)%	(0.24)%		(0.36)%		(0.34)%
Portfolio turnover rate	11%		30%	35%	26%	28%	25%	N/A		N/A		N/A	N/A		N/A		N/A
Number of shares outstanding at end of period (000’s)	30,264		32,421	36,070	41,208	37,891	39,108	341,953		311,723		330,780	343,490		343,881		367,402
Net assets at end of period (000’s)	$356,231		$389,638	$419,325	$431,935	$514,564	$552,074	$341,938		$311,708		$330,783	$343,490		$343,363		$366,768

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from the effect of payments by an affiliate.

See Notes to Financial Statements

278

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Government Securities Fund							Growth Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$10.21		$10.63	$10.85	$10.82	$10.73	$10.95	$17.36		$15.00	$13.47	$16.40	$16.76	$13.93

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.23	0.21	0.22	0.22	0.24	0.02		0.07	0.10	0.12	0.10	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.12)		(0.37)	(0.18)	0.08	0.11	(0.17)	(0.21)		3.02	2.56	(0.52)	1.67	2.87

Total income (loss) from investment operations	(0.01)		(0.14)	0.03	0.30	0.33	0.07	(0.19)		3.09	2.66	(0.40)	1.77	2.97

Distributions from:
Net investment income	–		(0.28)	(0.25)	(0.27)	(0.24)	(0.25)	–		(0.10)	(0.12)	(0.10)	(0.11)	(0.14)
Net realized gain on securities	–		–	–	–	–	(0.04)	–		(0.63)	(1.01)	(2.43)	(2.02)	–

Total distributions	–		(0.28)	(0.25)	(0.27)	(0.24)	(0.29)	–		(0.73)	(1.13)	(2.53)	(2.13)	(0.14)

Net asset value at end of period	$10.20		$10.21	$10.63	$10.85	$10.82	$10.73	$17.17		$17.36	$15.00	$13.47	$16.40	$16.76

TOTAL RETURN(a)	(0.10)%		(1.32)%	0.35%	2.74%	3.07%	0.67%	(1.09)%		20.60%	20.48%	(0.63)%	10.89%	21.34%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.67	%@	0.66%	0.64%	0.64%	0.64%	0.65%	0.74	%@	0.74%	0.76%	0.79%	0.80%	0.81%
Ratio of expenses to average net assets(c)	0.67	%@	0.66%	0.64%	0.64%	0.64%	0.65%	0.79	%@	0.79%	0.81%	0.81%	0.80%	0.81%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.21	%@	2.12%	1.95%	2.02%	2.01%	2.19%	0.25	%@	0.42%	0.71%	0.78%	0.60%	0.65%
Ratio of net investment income (loss) to average net assets(c)	2.21	%@	2.12%	1.95%	2.02%	2.01%	2.19%	0.20	%@	0.37%	0.66%	0.77%	0.60%	0.65%
Portfolio turnover rate	11%		3%	15%	17%	7%	28%	28%		58%	71%	102%	99%	90%
Number of shares outstanding at end of period (000’s)	13,592		11,890	13,689	14,278	14,967	15,115	72,093		69,279	66,758	70,537	62,664	60,543
Net assets at end of period (000’s)	$138,708		$121,425	$145,460	$154,987	$161,977	$162,121	$1,237,898		$1,202,649	$1,001,261	$949,998	$1,027,988	$1,014,642

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

279

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Growth & Income Fund							Health Sciences Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$22.23		$20.70	$18.44	$19.70	$17.74	$14.78	$20.47		$19.26	$19.88	$27.01	$21.10	$16.52

Income (loss) from investment operations:
Net investment income (loss)(d)	0.11		0.19	0.20	0.20	0.20	0.18	(0.03)		(0.05)	(0.04)	(0.09)	(0.14)	(0.12)
Net realized and unrealized gain (loss) on investments and foreign currencies	0.57		2.34	2.94	(0.34)	1.94	2.91	1.47		3.86	1.80	(3.83)	9.66	5.43

Total income (loss) from investment operations	0.68		2.53	3.14	(0.14)	2.14	3.09	1.44		3.81	1.76	(3.92)	9.52	5.31

Distributions from:
Net investment income	–		(0.21)	(0.24)	(0.24)	(0.18)	(0.13)	–		–	–	–	–	–
Net realized gain on securities	–		(0.79)	(0.64)	(0.88)	–	–	–		(2.60)	(2.38)	(3.21)	(3.61)	(0.73)

Total distributions	–		(1.00)	(0.88)	(1.12)	(0.18)	(0.13)	–		(2.60)	(2.38)	(3.21)	(3.61)	(0.73)

Net asset value at end of period	$22.91		$22.23	$20.70	$18.44	$19.70	$17.74	$21.91		$20.47	$19.26	$19.88	$27.01	$21.10

TOTAL RETURN(a)	3.06%		12.17%	17.22%	0.08%	12.11%	20.97%	7.03%		19.80%	9.37%	(13.12)%	47.50%	32.09%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%	1.04	%@	1.06%	1.07%	1.06%	1.09%	1.11%
Ratio of expenses to average net assets(c)	0.90	%@	0.90%	0.91%	0.91%	0.90%	0.93%	1.09	%@	1.09%	1.09%	1.09%	1.09%	1.11%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%	–		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.92	%@	0.88%	1.03%	1.08%	1.05%	1.10%	(0.29	)%@	(0.23)%	(0.21)%	(0.40)%	(0.59)%	(0.59)%
Ratio of net investment income (loss) to average net assets(c)	0.87	%@	0.83%	0.97%	1.02%	1.00%	1.02%	(0.34	)%@	(0.27)%	(0.23)%	(0.43)%	(0.59)%	(0.59)%
Portfolio turnover rate	23%		43%	34%	33%	38%	169%	19%		44%	30%	31%	26%	59%
Number of shares outstanding at end of period (000’s)	5,452		5,767	5,822	6,176	6,180	6,449	36,612		37,583	36,215	40,409	34,776	27,492
Net assets at end of period (000’s)	$124,903		$128,172	$120,515	$113,885	$121,742	$114,405	$802,176		$769,233	$697,639	$803,402	$939,311	$580,157

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

280

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Inflation Protected Fund							International Equities Index Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$10.88		$11.07	$10.76	$10.92	$11.33	$11.53	$7.41		$7.02	$6.22	$7.13	$7.44	$6.47

Income (loss) from investment operations:
Net investment income (loss)(d)	0.13		0.26	0.25	0.15	0.12	0.24	0.06		0.19	0.17	0.16	0.19	0.23
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.30)		(0.14)	0.10	(0.16)	(0.30)	(0.17)	(0.65)		0.35	0.81	(0.89)	(0.25)	0.92

Total income (loss) from investment operations	(0.17)		0.12	0.35	(0.01)	(0.18)	0.07	(0.59)		0.54	0.98	(0.73)	(0.06)	1.15

Distributions from:
Net investment income	–		(0.21)	(0.03)	(0.13)	(0.21)	(0.22)	–		(0.15)	(0.18)	(0.18)	(0.25)	(0.18)
Net realized gain on securities	–		(0.10)	(0.01)	(0.02)	(0.02)	(0.05)	–		–	–	–	–	–

Total distributions	–		(0.31)	(0.04)	(0.15)	(0.23)	(0.27)	–		(0.15)	(0.18)	(0.18)	(0.25)	(0.18)

Net asset value at end of period	$10.71		$10.88	$11.07	$10.76	$10.92	$11.33	$6.82		$7.41	$7.02	$6.22	$7.13	$7.44

TOTAL RETURN(a)	(1.56)%		1.11%	3.29%	(0.09)%	(1.57)%	0.73%	(7.96)%		7.63%	15.98%	(9.99)%	(0.57)%	17.90%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.57	%@	0.57%	0.58%	0.59%	0.58%	0.59%	0.42	%@	0.42%	0.44%	0.43%	0.44%	0.46%
Ratio of expenses to average net assets(c)	0.57	%@	0.57%	0.58%	0.59%	0.58%	0.59%	0.42	%@	0.42%	0.44%	0.43%	0.44%	0.46%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	2.52	%@	2.29%	2.33%	1.38%	1.12%	2.16%	1.74	%@	2.57%	2.62%	2.52%	2.62%	3.27%
Ratio of net investment income (loss) to average net assets(c)	2.52	%@	2.29%	2.33%	1.38%	1.12%	2.16%	1.74	%@	2.57%	2.62%	2.52%	2.62%	3.27%
Portfolio turnover rate	24%		34%	42%	33%	33%	45%	8%		17%	11%	4%	40%	60%
Number of shares outstanding at end of period (000’s)	63,511		54,697	57,066	42,345	44,644	41,413	154,797		173,854	155,797	159,381	151,718	157,825
Net assets at end of period (000’s)	$680,241		$595,043	$631,552	$455,830	$487,477	$469,056	$1,056,453		$1,287,987	$1,093,865	$991,380	$1,081,174	$1,174,840

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

281

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Government Bond Fund							International Growth Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$11.64		$11.71	$11.43	$11.26	$12.24	$12.12	$15.01		$13.04	$11.63	$14.18	$14.14	$12.36

Income (loss) from investment operations:
Net investment income (loss)(d)	0.14		0.24	0.24	0.27	0.32	0.33	0.00		0.08	0.14	0.15	0.16	0.16
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.48)		(0.20)	0.04	0.23	(0.98)	0.15	(1.59)		2.29	1.45	(1.58)	0.17	1.87

Total income (loss) from investment operations	(0.34)		0.04	0.28	0.50	(0.66)	0.48	(1.59)		2.37	1.59	(1.43)	0.33	2.03

Distributions from:
Net investment income	–		(0.11)	–	(0.29)	(0.29)	(0.22)	–		(0.19)	(0.18)	(0.17)	(0.20)	(0.25)
Net realized gain on securities	–		–	–	(0.04)	(0.03)	(0.14)	–		(0.21)	–	(0.95)	(0.09)	–

Total distributions	–		(0.11)	–	(0.33)	(0.32)	(0.36)	–		(0.40)	(0.18)	(1.12)	(0.29)	(0.25)

Net asset value at end of period	$11.30		$11.64	$11.71	$11.43	$11.26	$12.24	$13.42		$15.01	$13.04	$11.63	$14.18	$14.14

TOTAL RETURN(a)	(2.92)%		0.32%	2.45%	4.61%	(5.43)%	4.12%	(10.59	)%(e)	18.38%	13.81%	(9.20)%	2.48%	16.48%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.65	%@	0.65%	0.64%	0.64%	0.65%	0.65%	0.92	%@	0.98%	1.01%	1.01%	1.01%	1.01%
Ratio of expenses to average net assets(c)	0.65	%@	0.65%	0.64%	0.64%	0.65%	0.65%	1.12	%@	1.08%	1.10%	1.06%	1.06%	1.06%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	–		0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	2.34	%@	2.04%	2.03%	2.45%	2.69%	2.78%	0.01	%@	0.58%	1.15%	1.21%	1.15%	1.22%
Ratio of net investment income (loss) to average net assets(c)	2.34	%@	2.04%	2.03%	2.45%	2.69%	2.78%	(0.19	)%@	0.47%	1.06%	1.16%	1.11%	1.17%
Portfolio turnover rate	40%		95%	70%	95%	43%	42%	19%		130%	39%	36%	44%	53%
Number of shares outstanding at end of period (000’s)	16,992		18,875	15,879	17,601	15,220	15,459	32,605		32,707	33,688	44,791	43,817	45,685
Net assets at end of period (000’s)	$191,997		$219,748	$185,943	$201,253	$171,312	$189,241	$437,666		$490,921	$439,222	$521,012	$621,387	$646,032

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.
(e)	The Fund’s performance figure was increased by less than 0.01% from gains on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

282

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	International Value Fund*							Large Cap Core Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$10.67		$10.54	$8.78	$10.44	$11.44	$9.61	$11.70		$11.35	$10.77	$13.74	$14.25	$12.85

Income (loss) from investment operations:
Net investment income (loss)(d)	0.07		0.21	0.20	0.18	0.20	0.27	0.06		0.11	0.12	0.12	0.11	0.15
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.16)		0.13	1.75	(1.64)	(0.94)	1.78	0.24		0.98	1.44	(0.25)	1.84	2.40

Total income (loss) from investment operations	(1.09)		0.34	1.95	(1.46)	(0.74)	2.05	0.30		1.09	1.56	(0.13)	1.95	2.55

Distributions from:
Net investment income	–		(0.21)	(0.19)	(0.20)	(0.26)	(0.22)	–		(0.12)	(0.11)	(0.45)	(0.16)	(0.14)
Net realized gain on securities	–		–	–	–	–	–	–		(0.62)	(0.87)	(2.39)	(2.30)	(1.01)

Total distributions	–		(0.21)	(0.19)	(0.20)	(0.26)	(0.22)	–		(0.74)	(0.98)	(2.84)	(2.46)	(1.15)

Net asset value at end of period	$9.58		$10.67	$10.54	$8.78	$10.44	$11.44	$12.00		$11.70	$11.35	$10.77	$13.74	$14.25

TOTAL RETURN(a)	(10.22)%		3.19%	22.36%	(13.72)%	(6.23)%	21.39%	2.56%		9.46%	14.97%	1.84%	14.34%	20.28%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.77	%@	0.79%	0.80%	0.79%	0.79%	0.80%	0.83	%@	0.84%	0.83%	0.83%	0.83%	0.84%
Ratio of expenses to average net assets(c)	0.80	%@	0.79%	0.80%	0.79%	0.79%	0.80%	0.83	%@	0.84%	0.83%	0.83%	0.83%	0.84%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.00%	0.00%	0.00%	0.01	%@	0.00%	0.01%	0.01%	0.01%	0.01%
Ratio of net investment income (loss) to average net assets(b)	1.40	%@	1.93%	2.04%	1.97%	1.90%	2.53%	0.96	%@	0.88%	1.03%	0.93%	0.75%	1.09%
Ratio of net investment income (loss) to average net assets(c)	1.37	%@	1.93%	2.04%	1.97%	1.90%	2.53%	0.96	%@	0.88%	1.03%	0.93%	0.75%	1.09%
Portfolio turnover rate	104%		30%	40%	21%	31%	27%	27%		59%	54%	53%	64%	76%
Number of shares outstanding at end of period (000’s)	75,514		81,504	83,103	93,244	94,932	94,131	14,490		15,408	15,120	15,240	13,111	12,606
Net assets at end of period (000’s)	$723,220		$869,416	$876,165	$818,993	$990,964	$1,077,192	$173,855		$180,349	$171,627	$164,060	$180,201	$179,649

*	See Note 1
#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

283

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Large Capital Growth Fund							Mid Cap Index Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$15.01		$13.66	$12.21	$12.75	$13.97	$12.46	$28.04		$26.43	$24.87	$28.52	$27.24	$24.44

Income (loss) from investment operations:
Net investment income (loss)(d)	0.05		0.10	0.10	0.09	0.11	0.08	0.19		0.35	0.30	0.32	0.32	0.28
Net realized and unrealized gain (loss) on investments and foreign currencies	0.67		2.09	1.87	0.04	1.35	2.58	(0.98)		3.45	3.91	(1.06)	2.86	3.99

Total income (loss) from investment operations	0.72		2.19	1.97	0.13	1.46	2.66	(0.79)		3.80	4.21	(0.74)	3.18	4.27

Distributions from:
Net investment income	–		(0.09)	(0.09)	(0.11)	(0.08)	(0.07)	–		(0.32)	(0.34)	(0.34)	(0.29)	(0.31)
Net realized gain on securities	–		(0.75)	(0.43)	(0.56)	(2.60)	(1.08)	–		(1.87)	(2.31)	(2.57)	(1.61)	(1.16)

Total distributions	–		(0.84)	(0.52)	(0.67)	(2.68)	(1.15)	–		(2.19)	(2.65)	(2.91)	(1.90)	(1.47)

Net asset value at end of period	$15.73		$15.01	$13.66	$12.21	$12.75	$13.97	$27.25		$28.04	$26.43	$24.87	$28.52	$27.24

TOTAL RETURN(a)	4.80%		16.00%	16.50%	1.73%	11.01%	21.79%	(2.82)%		14.51%	16.94%	(0.69)%	11.92%	17.69%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.74	%@	0.75%	0.75%	0.75%	0.75%	0.76%	0.35	%@	0.35%	0.36%	0.36%	0.36%	0.36%
Ratio of expenses to average net assets(c)	0.74	%@	0.75%	0.75%	0.75%	0.75%	0.76%	0.35	%@	0.35%	0.36%	0.36%	0.36%	0.36%
Ratio of expense reductions to average net assets	–		0.00%	0.00%	0.00%	0.00%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.62	%@	0.70%	0.76%	0.73%	0.83%	0.57%	1.34	%@	1.25%	1.14%	1.23%	1.15%	1.06%
Ratio of net investment income (loss) to average net assets(c)	0.62	%@	0.70%	0.76%	0.73%	0.83%	0.57%	1.34	%@	1.25%	1.14%	1.23%	1.15%	1.06%
Portfolio turnover rate	12%		21%	23%	24%	26%	137%	9%		15%	14%	15%	13%	11%
Number of shares outstanding at end of period (000’s)	29,858		29,613	30,427	32,186	33,071	29,214	121,187		122,466	128,379	119,786	116,969	116,691
Net assets at end of period (000’s)	$469,768		$444,633	$415,566	$393,063	$421,567	$408,050	$3,301,783		$3,434,089	$3,392,738	$2,979,477	$3,335,644	$3,179,031

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

284

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Mid Cap Strategic Growth Fund							Nasdaq-100® Index Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$15.85		$13.92	$12.58	$15.35	$15.99	$14.16	$13.97		$12.11	$9.92	$10.36	$8.71	$6.98

Income (loss) from investment operations:
Net investment income (loss)(d)	0.00		0.01	0.02	0.00	(0.03)	(0.01)	0.03		0.06	0.07	0.08	0.07	0.10
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.23)		2.66	2.24	(0.82)	1.83	2.12	(0.04)		2.48	2.73	(0.02)	1.79	1.74

Total income (loss) from investment operations	(0.23)		2.67	2.26	(0.82)	1.80	2.11	(0.01)		2.54	2.80	0.06	1.86	1.84

Distributions from:
Net investment income	–		(0.01)	–	–	–	(0.08)	–		(0.07)	(0.08)	(0.07)	(0.09)	(0.07)
Net realized gain on securities	–		(0.73)	(0.92)	(1.95)	(2.44)	(0.20)	–		(0.61)	(0.53)	(0.43)	(0.12)	(0.04)

Total distributions	–		(0.74)	(0.92)	(1.95)	(2.44)	(0.28)	–		(0.68)	(0.61)	(0.50)	(0.21)	(0.11)

Net asset value at end of period	$15.62		$15.85	$13.92	$12.58	$15.35	$15.99	$13.96		$13.97	$12.11	$9.92	$10.36	$8.71

TOTAL RETURN(a)	(1.45)%		19.17%	18.43%	(2.91)%	11.60%	14.78%	(0.07)%		20.94%	28.88%	1.18%	21.42%	26.44%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.81	%@	0.82%	0.82%	0.83%	0.81%	0.82%	0.53	%@	0.53%	0.53%	0.53%	0.53%	0.53%
Ratio of expenses to average net assets(c)	0.81	%@	0.82%	0.82%	0.83%	0.81%	0.82%	0.53	%@	0.54%	0.55%	0.56%	0.54%	0.57%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.01%	0.01%	0.01%	–		–	–	–	–	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.03	%@	0.03%	0.12%	0.00%	(0.21)%	(0.06)%	0.47	%@	0.49%	0.67%	0.80%	0.72%	1.28%
Ratio of net investment income (loss) to average net assets(c)	0.03	%@	0.03%	0.12%	0.00%	(0.21)%	(0.06)%	0.47	%@	0.48%	0.66%	0.78%	0.71%	1.25%
Portfolio turnover rate	18%		40%	38%	95%	47%	65%	1%		3%	4%	8%	7%	8%
Number of shares outstanding at end of period (000’s)	18,247		18,404	18,691	19,764	18,777	18,583	35,861		33,891	32,558	32,164	31,854	29,275
Net assets at end of period (000’s)	$284,977		$291,655	$260,170	$248,619	$288,138	$297,068	$500,664		$473,513	$394,400	$319,222	$330,077	$255,120

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

285

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Science & Technology Fund							Small Cap Aggressive Growth Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$31.14		$26.00	$21.30	$26.68	$24.83	$19.19	$16.44		$12.25	$10.17	$14.56	$14.12	$13.18

Income (loss) from investment operations:
Net investment income (loss)(d)	(0.05)		(0.09)	(0.01)	(0.02)	(0.03)	(0.04)	(0.04)		(0.09)	(0.04)	(0.03)	(0.06)	(0.11)
Net realized and unrealized gain (loss) on investments and foreign currencies	(1.88)		7.89	6.56	(0.71)	4.70	5.71	(1.22)		4.68	2.67	(2.61)	4.01	2.50

Total income (loss) from investment operations	(1.93)		7.80	6.55	(0.73)	4.67	5.67	(1.26)		4.59	2.63	(2.64)	3.95	2.39

Distributions from:
Net investment income	–		–	–	–	–	(0.03)	–		–	–	–	–	–
Net realized gain on securities	–		(2.66)	(1.85)	(4.65)	(2.82)	–	–		(0.40)	(0.55)	(1.75)	(3.51)	(1.45)

Total distributions	–		(2.66)	(1.85)	(4.65)	(2.82)	(0.03)	–		(0.40)	(0.55)	(1.75)	(3.51)	(1.45)

Net asset value at end of period	$29.21		$31.14	$26.00	$21.30	$26.68	$24.83	$15.18		$16.44	$12.25	$10.17	$14.56	$14.12

TOTAL RETURN(a)	(6.20)%		30.08%	31.82%	0.39%	19.52%	29.55%	(7.66)%		37.58%	26.17%	(16.21)%	30.24%	17.46%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.97	%@	0.97%	0.99%	0.99%	0.98%	0.99%	0.99	%@	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of expenses to average net assets(c)	0.97	%@	0.97%	0.99%	0.99%	0.98%	0.99%	0.99	%@	1.00%	1.02%	1.01%	1.01%	1.02%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.01%	0.01%	0.01%	0.01%	0.00	%@	0.00%	0.00%	–	–	–
Ratio of net investment income (loss) to average net assets(b)	(0.32	)%@	(0.33)%	(0.06)%	(0.07)%	(0.12)%	(0.18)%	(0.54	)%@	(0.61)%	(0.33)%	(0.24)%	(0.42)%	(0.70)%
Ratio of net investment income (loss) to average net assets(c)	(0.32	)%@	(0.33)%	(0.06)%	(0.07)%	(0.12)%	(0.18)%	(0.55	)%@	(0.62)%	(0.36)%	(0.26)%	(0.44)%	(0.72)%
Portfolio turnover rate	51%		84%	92%	107%	101%	102%	46%		74%	82%	101%	94%	111%
Number of shares outstanding at end of period (000’s)	45,367		45,064	43,461	43,694	38,035	37,726	10,099		9,560	9,176	10,084	7,959	7,180
Net assets at end of period (000’s)	$1,325,052		$1,403,433	$1,130,159	$930,756	$1,014,902	$936,688	$153,320		$157,170	$112,391	$102,540	$115,869	$101,410

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

286

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Fund							Small Cap Index Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$11.54		$11.59	$10.96	$14.18	$15.00	$13.46	$22.81		$20.23	$17.91	$21.23	$20.40	$18.13

Income (loss) from investment operations:
Net investment income (loss)(d)	0.02		0.05	0.03	0.04	0.02	0.00	0.13		0.22	0.21	0.24	0.24	0.21
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.22)		1.97	1.58	(1.17)	1.55	2.31	(1.41)		3.85	3.43	(1.86)	1.99	2.80

Total income (loss) from investment operations	(0.20)		2.02	1.61	(1.13)	1.57	2.31	(1.28)		4.07	3.64	(1.62)	2.23	3.01

Distributions from:
Net investment income	–		(0.04)	(0.04)	(0.03)	–	(0.05)	–		(0.22)	(0.23)	(0.25)	(0.23)	(0.26)
Net realized gain on securities	–		(2.03)	(0.94)	(2.06)	(2.39)	(0.72)	–		(1.27)	(1.09)	(1.45)	(1.17)	(0.48)

Total distributions	–		(2.07)	(0.98)	(2.09)	(2.39)	(0.77)	–		(1.49)	(1.32)	(1.70)	(1.40)	(0.74)

Net asset value at end of period	$11.34		$11.54	$11.59	$10.96	$14.18	$15.00	$21.53		$22.81	$20.23	$17.91	$21.23	$20.40

TOTAL RETURN(a)	(1.73)%		17.95%	14.64%	(5.20)%	11.10%	17.13%	(5.61)%		20.42%	20.25%	(6.05)%	11.23%	16.64%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.93	%@	0.93%	0.93%	0.93%	0.93%	0.93%	0.40	%@	0.40%	0.41%	0.42%	0.40%	0.40%
Ratio of expenses to average net assets(c)	1.02	%@	1.03%	1.02%	1.01%	1.00%	1.01%	0.40	%@	0.40%	0.41%	0.42%	0.40%	0.40%
Ratio of expense reductions to average net assets	0.00	%@	0.00%	0.00%	0.00%	0.01%	0.00%	–		–	–	–	–	–
Ratio of net investment income (loss) to average net assets(b)	0.36	%@	0.40%	0.27%	0.29%	0.15%	0.01%	1.14	%@	0.99%	1.07%	1.26%	1.15%	1.03%
Ratio of net investment income (loss) to average net assets(c)	0.27	%@	0.31%	0.18%	0.21%	0.08%	(0.07)%	1.14	%@	0.99%	1.07%	1.26%	1.15%	1.03%
Portfolio turnover rate	14%		25%	82%	29%	32%	32%	13%		17%	12%	13%	14%	13%
Number of shares outstanding at end of period (000’s)	26,383		27,836	26,815	27,431	24,990	24,251	54,603		56,750	59,190	55,029	52,734	54,260
Net assets at end of period (000’s)	$299,244		$321,236	$310,704	$300,734	$354,294	$363,807	$1,175,398		$1,294,430	$1,197,209	$985,833	$1,119,463	$1,106,865

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursements, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

287

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Small Cap Special Values Fund							Small-Mid Growth Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#	Year Ended May 31,
			2018	2017	2016	2015	2014		2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$13.84		$13.17	$12.05	$13.74	$13.87	$11.32	$13.84	$11.94	$11.23	$13.57	$14.54	$12.67

Income (loss) from investment operations:
Net investment income (loss)(d)	0.06		0.15	0.19	0.16	0.18	0.12	(0.02)	(0.03)	(0.03)	(0.04)	(0.06)	(0.07)
Net realized and unrealized gain (loss) on investments and foreign currencies	(0.83)		1.84	1.97	(0.24)	0.92	2.53	(0.21)	2.43	1.34	(1.07)	2.72	2.45

Total income (loss) from investment operations	(0.77)		1.99	2.16	(0.08)	1.10	2.65	(0.23)	2.40	1.31	(1.11)	2.66	2.38

Distributions from:
Net investment income	–		(0.18)	(0.14)	(0.21)	(0.14)	(0.10)	–	–	–	–	–	(0.01)
Net realized gain on securities	–		(1.14)	(0.90)	(1.40)	(1.09)	–	–	(0.50)	(0.60)	(1.23)	(3.63)	(0.50)

Total distributions	–		(1.32)	(1.04)	(1.61)	(1.23)	(0.10)	–	(0.50)	(0.60)	(1.23)	(3.63)	(0.51)

Net asset value at end of period	$13.07		$13.84	$13.17	$12.05	$13.74	$13.87	$13.61	$13.84	$11.94	$11.23	$13.57	$14.54

TOTAL RETURN(a)	(5.56)%		15.39%	17.65%	1.49%	8.16%	23.43%	(1.66)%	20.07%	11.94%	(6.27)%	19.75%	18.77%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.86	%@	0.87%	0.87%	0.88%	0.87%	0.88%	0.92%@	0.95%	1.00%	1.00%	1.00%	1.00%
Ratio of expenses to average net assets(c)	0.86	%@	0.87%	0.87%	0.88%	0.87%	0.88%	0.99%@	1.01%	1.01%	1.00%	1.00%	1.03%
Ratio of expense reductions to average net assets	0.01	%@	0.00%	0.01%	0.00%	0.01%	0.00%	–	0.00%	0.00%	0.01%	0.01%	0.00%
Ratio of net investment income (loss) to average net assets(b)	0.90	%@	1.04%	1.47%	1.29%	1.23%	0.89%	(0.24)%@	(0.21)%	(0.26)%	(0.33)%	(0.41)%	(0.50)%
Ratio of net investment income (loss) to average net assets(c)	0.90	%@	1.04%	1.47%	1.29%	1.23%	0.89%	(0.31)%@	(0.27)%	(0.27)%	(0.33)%	(0.41)%	(0.52)%
Portfolio turnover rate	18%		37%	46%	74%	52%	65%	41%	62%	61%	64%	55%	148%
Number of shares outstanding at end of period (000’s)	19,870		21,730	21,453	19,831	17,394	17,993	8,208	8,562	8,994	9,812	9,713	8,584
Net assets at end of period (000’s)	$259,724		$300,745	$282,609	$238,888	$238,986	$249,579	$111,733	$118,522	$107,389	$110,230	$131,771	$124,839

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

288

VALIC Company I

FINANCIAL HIGHLIGHTS — (continued)

	Stock Index Fund							Value Fund
	Six Months Ended November 30, 2018#		Year Ended May 31,					Six Months Ended November 30, 2018#		Year Ended May 31,
			2018	2017	2016	2015	2014			2018	2017	2016	2015	2014

PER SHARE DATA
Net asset value at beginning of period	$39.46		$36.47	$33.14	$36.60	$34.65	$30.07	$17.87		$16.62	$14.93	$15.46	$14.18	$12.40

Income (loss) from investment operations:
Net investment income (loss)(d)	0.36		0.63	0.61	0.63	0.62	0.55	0.14		0.26	0.25	0.26	0.21	0.19
Net realized and unrealized gain (loss) on investments and foreign currencies	0.76		4.49	4.96	(0.59)	3.29	5.38	0.01		1.27	1.72	(0.57)	1.29	1.81

Total income (loss) from investment operations	1.12		5.12	5.57	0.04	3.91	5.93	0.15		1.53	1.97	(0.31)	1.50	2.00

Distributions from:
Net investment income	–		(0.67)	(0.57)	(0.89)	(0.60)	(0.56)	–		(0.28)	(0.28)	(0.22)	(0.22)	(0.22)
Net realized gain on securities	–		(1.46)	(1.67)	(2.61)	(1.36)	(0.79)	–		–	–	–	–	–

Total distributions	–		(2.13)	(2.24)	(3.50)	(1.96)	(1.35)	–		(0.28)	(0.28)	(0.22)	(0.22)	(0.22)

Net asset value at end of period	$40.58		$39.46	$36.47	$33.14	$36.60	$34.65	$18.02		$17.87	$16.62	$14.93	$15.46	$14.18

TOTAL RETURN(a)	2.84%		13.99%	17.08%	1.38%	11.41%	20.01%	0.84%		9.15%	13.22%	(1.80)%	10.65%	16.26%

RATIOS/SUPPLEMENTAL DATA
Ratio of expenses to average net assets(b)	0.33	%@	0.34%	0.34%	0.35%	0.34%	0.35%	0.85	%@	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of expenses to average net assets(c)	0.33	%@	0.34%	0.34%	0.35%	0.34%	0.35%	0.93	%@	0.94%	0.94%	0.93%	0.93%	0.93%
Ratio of expense reductions to average net assets	–		–	–	–	–	–	0.00	%@	0.00%	0.00%	0.00%	0.00%	0.00%
Ratio of net investment income (loss) to average net assets(b)	1.75	%@	1.62%	1.75%	1.83%	1.68%	1.71%	1.53	%@	1.47%	1.54%	1.78%	1.33%	1.46%
Ratio of net investment income (loss) to average net assets(c)	1.75	%@	1.62%	1.75%	1.83%	1.68%	1.71%	1.45	%@	1.38%	1.46%	1.69%	1.25%	1.38%
Portfolio turnover rate	2%		3%	3%	3%	3%	4%	17%		19%	15%	15%	16%	16%
Number of shares outstanding at end of period (000’s)	122,510		125,644	124,560	124,483	123,499	129,109	6,803		6,461	6,640	7,241	7,559	8,595
Net assets at end of period (000’s)	$4,971,993		$4,958,503	$4,542,334	$4,125,329	$4,519,626	$4,473,003	$122,602		$115,474	$110,333	$108,136	$116,875	$121,864

#	Unaudited
@	Annualized
(a)

Total return is not annualized. It does include, if any, expense reimbursements and expense reductions. The effect of fees and charges incurred at the separate account level are not reflected in these performance figures. If such expenses had been included, the total return would have been lower for each period presented.

(b)	Includes, if any, expense reimbursement, but excludes, if any, expense reductions.
(c)	Excludes, if any, expense reimbursements and expense reductions.
(d)	The per share amounts are calculated using the average share method.

See Notes to Financial Statements

289

VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited)

Approval of Advisory and Sub-Advisory Agreements

At an in-person meeting held on August 6-7, 2018, the Board of Directors (the “Board”), including the Directors that are not interested persons of VALIC Company I (“VC I”), as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved with respect to each series of VC I (each a “Fund,” and collectively, the “Funds”) the Investment Advisory Agreement between The Variable Annuity Life Insurance Company (“VALIC”) and VC I (the “Advisory Agreement”) and the Investment Sub-Advisory Agreements between VALIC and each of the following sub-advisers of VC I (collectively, the “Sub-advisory Agreements,” and together with the Advisory Agreement, the “Advisory Contracts”): AllianceBernstein, LP (“AllianceBernstein”), Allianz Global Investors US, LLC (“Allianz”), American Century Investment Management, Inc. (“American Century”), Barrow, Hanley, Mewhinney & Strauss, LLC (“Barrow Hanley”), BlackRock Investment Management, LLC (“BlackRock”), Bridgeway Capital Management, Inc. (“Bridgeway”), Columbia Management Investment Advisers, LLC (“Columbia”), Franklin Advisers, Inc. (“Franklin”), Goldman Sachs Asset Management, L.P. (“GSAM”), Invesco Advisers, Inc. (“Invesco”), Invesco Asset Management Limited (“IAML”),1 Janus Capital Management, LLC (“Janus”), J.P. Morgan Investment Management Inc. (“JPMIM”), Massachusetts Financial Services Company (“MFS”), PineBridge Investments, LLC (“PineBridge”), SunAmerica Asset Management, LLC (“SunAmerica”), T. Rowe Price Associates, Inc. (“T. Rowe”), Templeton Global Advisors Limited (“Templeton Global”), Templeton Investment Counsel, LLC (“Templeton Investment”), Victory Capital Management Inc. (“Victory”), Wellington Management Company LLP (“Wellington”) and Wells Capital Management Incorporated (“Wells Capital”) (each a “Sub-adviser,” and collectively, the “Sub-advisers”). Prior to the August 6-7, 2018 meeting at which the Advisory Contracts were approved, the Board also discussed and considered information regarding the proposed continuation of the Advisory Contracts at an in-person meeting held on July 16-17, 2018.

In connection with the approval of the Advisory Contracts, the Board received materials relating to certain factors the Board considered in determining to renew such Advisory Contracts. Those factors included: (1) the nature, extent and quality of services provided by VALIC and the Sub-advisers; (2) the advisory fee and sub-advisory fees charged in connection with VALIC’s and the Sub-advisers’ management of each Fund, compared to advisory fee rates and sub-advisory fee rates of a group of funds with similar investment objectives (respectively, the “Expense Group/Universe” and the “Sub-advisory Expense Group/Universe”), as selected by an independent third-party provider of investment company data; (3) the investment performance of the Funds compared to performance of comparable funds as selected by an independent third-party provider of mutual fund data (“Performance Group/Universe”) and against each Fund’s benchmarks; (4) the costs of services and the benefits potentially derived by VALIC and the Sub-advisers and their respective affiliates; (5) a comparison of advisory fee schedules and performance with respect to other mutual funds and accounts with similar investment strategies and/or objectives to the Funds, as applicable, and which are advised or managed by VALIC or SunAmerica, an affiliated Sub-adviser; (6) whether the Funds will benefit from possible economies of scale from engaging VALIC and the Sub-advisers; (7) the profitability of VALIC, the Sub-advisers and their respective affiliates, including amounts retained by VALIC after payment of sub-advisory fees; (8) the terms of the Advisory Contracts; (9) information regarding VALIC’s and the Sub-advisers’ compliance and regulatory history; and (10) information about the services VALIC provides in connection with the oversight of the Sub-advisers.

The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Advisory Contracts. The matters discussed below were also considered separately by the Independent Directors in an executive session at an in-person meeting held on July 16-17, 2018, and executive sessions held during the August 2018 meeting during which such independent counsel provided guidance to the Independent Directors. Following the July 16-17, 2018 meeting, the Independent Directors submitted questions and requests for additional information to management, and considered management’s responses thereto at the August 2018 meeting. The continuation of all Advisory Contracts was approved at the August 2018 meeting for a one-year term beginning September 1, 2018 and ending August 31, 2019.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Funds by VALIC and the Sub-advisers. The Board reviewed information provided by VALIC relating to its operations and personnel. The Board also took into account their knowledge of VALIC’s management and the quality of the performance of VALIC’s duties, through Board meetings, discussions and reports during the preceding year and through VALIC’s long history of service to VC I. The Board considered that VALIC is responsible for the management of the day-to-day operations of VC I, including but not limited to, general supervision of and coordination of the services provided by the Sub-advisers, and is also responsible for monitoring and reviewing the activities of the Sub-advisers and other third-party service providers. The Board also noted that VALIC’s and the Sub-advisers’ management of VC I is subject to the oversight of the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in VC I’s prospectus and statement of additional information. The Board noted that VALIC monitors the performance of the Funds and from time-to-time recommends Sub-adviser changes and/or other changes intended to improve the performance of the Funds.

The Board noted that VALIC personnel meet on a regular basis to discuss the performance of VC I, as well as the positioning of the insurance products, employer-sponsored retirement plans and the Funds generally vis-à -vis competitors. The Board also considered VALIC’s financial condition and whether it had the financial wherewithal to provide the services under the Advisory Agreement with respect to each Fund. The Board also considered VALIC’s risk management processes.

With respect to the services provided by the Sub-advisers, the Board considered information provided to them regarding the services provided by each Sub-adviser, including information presented throughout the previous year. The Board noted that each Sub-adviser (i) determines the securities to be purchased or sold on behalf of the Fund(s) it manages as may be necessary in connection therewith; (ii) provides VALIC with records concerning its activities, which VALIC or the Funds are required to maintain; and (iii) renders regular reports to VALIC and to officers and Directors of the Funds concerning its discharge of the foregoing responsibilities. The Board reviewed each Sub-adviser’s history and investment experience as well as information regarding the qualifications, background and responsibilities of the Sub-adviser’s investment, compliance and other personnel who provide services to the Funds. The Board also took into account the financial condition of each Sub-adviser. The Board also considered each Sub-adviser’s brokerage practices and risk management processes.

The Board reviewed VALIC’s and SunAmerica’s compliance program and personnel. The Board noted that SunAmerica is an affiliated company of VALIC and serves as the administrator to the Funds, as well as sub-advises certain VC I Funds and VALIC Company II (“VC II”) Funds. The Board also considered VALIC’s and each Sub-adviser’s regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation.

[1]

Effective September 28, 2015, IAML became a sub-sub-adviser pursuant to an Investment Sub-Sub-Advisory Agreement between Invesco and IAML. The Board’s consideration and approval of VALIC’s Investment Sub-Advisory Agreement with Invesco included a consideration and approval of this Investment Sub-Sub-Advisory Agreement.

{W0317821; 2}{W0317821; 2}

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APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Board concluded that the scope and quality of the advisory services provided by VALIC and the Sub-advisers were satisfactory and that there was a reasonable basis on which to conclude that each would provide a high quality of investment services to the Funds.

Fees and Expenses; Investment Performance. The Board received and reviewed information regarding each Fund’s total expenses, advisory and sub-advisory fees, and other expenses compared against the expenses and fees of the funds in its Expense Group, Expense Universe and Sub-advisory Expense Universe and, in some cases as noted below, the Sub-advisory Expense Group. The Board noted that VALIC negotiates the sub-advisory fees with each of the unaffiliated Sub-advisers at arms-length. The Board also considered that the sub-advisory fees are paid by VALIC out of its advisory fees it receives from the Funds and is not paid by the Funds, and that sub-advisory fees may vary widely within the Sub-advisory Expense Group/Universe for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs. The Board noted the affiliation of SunAmerica with VALIC, noting any potential conflicts of interest. The Board also noted that VALIC annually waives a portion of its advisory fee and/or reimburses the expenses of certain of the Funds.

The Sub-advisers provided, and the Board also considered, expense information of comparable accounts managed by the Sub-advisers, as applicable, which accounts may include one or more of the following types of accounts: retail mutual funds, mutual funds sold through variable annuity and variable insurance products, and other institutional-type accounts.

The total expense information, advisory fee information, and sub-advisory fee information considered by the Board, among other fee and expense data, is summarized below. Expense ratio data included in the independent third-party report was based on unaudited data from the semi-annual report dated November 30, 2017.

The Board received and reviewed information prepared by management and by an independent third-party regarding each Fund’s investment performance compared against its benchmark and Performance Group/Universe. The Board noted that performance information provided by the independent third-party was for the period ended April 30, 2018 and that benchmark information provided by management was through the period ended May 31, 2018. The Board noted that it regularly reviews the performance of the Funds throughout the year. The Board further noted that, although it monitors the Funds’ performance closely, it generally attaches more importance to performance over relatively long periods of time, typically three to five years. The Board considered the following expense and performance information in its evaluation of each Fund:

•

Asset Allocation Fund (PineBridge Investment LLC (“PineBridge”)). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed the median of the Performance Group for the one- and five-year periods and underperformed the median of the Performance Group for the three-year period. The Fund outperformed the median of the Performance Universe for the one-, three- and five-year periods. The Fund outperformed its blended benchmark for the one-year period and underperformed its blended benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Blue Chip Growth Fund (T. Rowe). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund outperformed its Lipper peer index for the one-, three- and five-year periods. The Fund outperformed the medians of the Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Broad Cap Value Income Fund (Barrow, Hanley, Mewhinney & Strauss, Inc.). The Fund’s actual management fees and total expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund outperformed its Lipper peer index and the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one- and three-year periods and underperformed the median of its Performance Universe for the five-year period. The Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s expenses.

•

Capital Conservation Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were equal to the median of the Expense Group and above the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance and potential steps under consideration to improve the Fund’s performance.

•

Core Equity Fund (BlackRock). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including recent actions to reduce the Fund’s expenses through fee waivers.

The Fund outperformed its Lipper peer index for the one- and five-year periods and underperformed its Lipper peer index for the three-year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

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APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Dividend Value Fund (BlackRock/SunAmerica). The Fund’s actual management fees, actual sub-advisory fees, and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Dynamic Allocation Fund (AllianceBernstein/SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one- and three-year periods and underperformed its Lipper peer index and the median of its Performance Universe for the five-year period. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Emerging Economies Fund (JPMIM). The Fund’s actual management fees, actual sub-advisory fees, and total net expenses were below the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable.

The Fund outperformed its Lipper peer index for the one- and three-year periods and underperformed its Lipper peer index for the five-year period. The Fund outperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one- and five-year periods and outperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Foreign Value Fund (Templeton Global). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Universe.

The Fund underperformed the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board noted management’s proposal to replace the Fund’s sub-adviser.

•

Global Real Estate Fund (GSAM/Invesco/Invesco Asset Management Limited). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Universe. The Board noted the limited size of the Sub-Advisory Expense Universe.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Global Social Awareness Fund (SunAmerica). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe.

The Fund underperformed the median of its Performance Group for the one- and three-year periods and outperformed the median of its Performance Group for the five-year period. The Fund equaled the performance of the median of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Global Strategy Fund (Franklin Advisers, Inc./Templeton Investment Counsel, LLC). The Fund’s actual management fees were equal to the median of the Expense Group and above the median of the Expense Universe. The Fund’s total net expenses were equal to the median of the Expense Group and below the median of the Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index for the one-, three- and five-year periods. The Fund equaled the performance of the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund outperformed the median of its Performance Universe for the one-year period, underperformed the median of its Performance Universe for the three-year period and equaled the performance of the median of its Performance Universe for the five-year period. The Fund underperformed its blended benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Government Money Market I Fund (SunAmerica). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and the Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Government Securities Fund (JPMIM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

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APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and five-year periods and outperformed the median of its Performance Group for the three-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the impact of market conditions on the Fund’s performance.

•

Growth & Income Fund (JPMIM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one-year period and outperformed its Lipper peer index and the median of its Performance Universe for the three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Growth Fund (American Century Investment Management, Inc.). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were above the median of the Expense Group and below the median of the Expense Universe. The Fund’s actual sub-advisory fees were equal to the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Health Sciences Fund (T. Rowe). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one- and five-year periods and underperformed its benchmark for the three-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Inflation Protected Fund (PineBridge). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the median of the Expense Group and equal to the median of the Expense Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed the median of its Performance Group for the one-year period, underperformed the median of its Performance Group for the three-year period and equaled the performance of the median of its Performance Group for the five-year period. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Equities Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Universe.

The Fund equaled the performance of its Lipper peer index for the one-year period, underperformed its Lipper peer index for the three-year period and outperformed its Lipper peer index for the five-year period. The Fund outperformed the median of its Performance Group for the one-year period and underperformed the median of its Performance Group for the three- and five-year periods. The Fund equaled the performance of its Performance Universe for the one-year period and outperformed the median of its Performance Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Government Bond Fund (PineBridge). The Fund’s actual management fees and total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and below the median of its Sub-advisory Expense Universe.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one- and three-year periods and underperformed its Lipper peer index and the median of its Performance Universe for the five-year period. The Fund outperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its blended benchmark for the one-, three- and five- year periods. The Board took into account management’s discussion of the Fund’s performance.

•

International Growth Fund (MSIM). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of its Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses, including recent actions to reduce the Fund’s expenses through fee waivers. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the fact that a portion of the Fund’s longer-term performance was attributable to a prior sub-adviser.

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APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Large Cap Core Fund (Columbia). The Fund’s actual management fees, actual sub-advisory fees and total net expenses were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including the effect of the size of the Fund on its expenses.

The Fund underperformed its Lipper peer index and the median of its Performance Universe for the one- and three-year periods and outperformed its Lipper peer index and the median of its Performance Universe for the five-year period. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance.

•

Large Capital Growth Fund (MFS). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance, including the reasons for the Fund’s recent underperformance.

•

Mid Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Mid Cap Strategic Growth Fund (Allianz Global Investors U.S. LLC (“Allianz”)/Janus Capital Management LLC). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one- and three-year periods and underperformed its Lipper peer index and the median of its Performance Universe for the five-year period. The Fund outperformed the median of its Performance Group for the one-year period, equaled the performance of the median of its Performance Group for the three-year period and underperformed the median of its Performance Group for the five-year period. The Fund outperformed its benchmark for the one- and three-year periods and underperformed its benchmark for the five-year period. The Board took into account management’s discussion of the Fund’s performance.

•

Nasdaq-100® Index Fund (SunAmerica). The Fund’s actual management fees, total net expenses and sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and outperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Science & Technology Fund (T. Rowe/Allianz/Wellington Management Company LLP (“Wellington”)). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one- and three-year periods and equaled the performance of the median of its Performance Group for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Fund (Bridgeway/JPMIM/T. Rowe). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-year period and underperformed its Lipper peer index and the medians of its Performance Group/Universe for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small Cap Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were below the medians of the Sub-advisory Expense Group/Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-year period and outperformed the median of its Performance Group for the three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

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APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

•

Small Cap Aggressive Growth Fund (Victory Capital Management Inc.). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-, three- and five-year periods.

•

Small Cap Special Values Fund (WellsCap). The Fund’s actual management fees were above the medians of the Expense Group/Universe. The Fund’s total net expenses were below the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the medians of its Performance Group/Universe for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-year period and outperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Small-Mid Growth Fund (GSAM). The Fund’s actual management fees, total net expenses and actual sub-advisory fees were above the medians of the Expense Group/Universe and Sub-advisory Expense Group/Universe, as applicable. The Board took into account management’s discussion of the Fund’s expenses, including recent actions to reduce the Fund’s expenses through fee waivers. The Board also noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund underperformed its Lipper peer index and the medians of its Performance Group/Universe for the one- and three-year periods and outperformed its Lipper peer index and the medians of its Performance Group/Universe for the five-year period. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Stock Index Fund (SunAmerica). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were above the median of the Sub-advisory Expense Group and below the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses.

The Fund outperformed its Lipper peer index and the median of its Performance Universe for the one-, three- and five-year periods. The Fund underperformed the median of its Performance Group for the one-, three- and five-year periods. The Fund underperformed its benchmark for the one-, three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

•

Value Fund (Wellington). The Fund’s actual management fees and total net expenses were above the medians of the Expense Group/Universe. The Fund’s actual sub-advisory fees were equal to the median of the Sub-advisory Expense Group and above the median of the Sub-advisory Expense Universe. The Board took into account management’s discussion of the Fund’s expenses. The Board noted that the expense limitation on total expenses would be extended contractually through September 30, 2019.

The Fund outperformed its Lipper peer index for the one-year period and underperformed its Lipper peer index for the three- and five-year periods. The Fund equaled the performance of the median of its Performance Group for the one- and three-year periods and outperformed the median of its Performance Group for the five-year period. The Fund underperformed the median of its Performance Universe for the one-, three- and five-year periods. The Fund outperformed its benchmark for the one-year period and underperformed its benchmark for the three- and five-year periods. The Board took into account management’s discussion of the Fund’s performance.

The Board considered management’s discussion of each Fund’s expenses and performance and concluded that each Fund’s overall performance was satisfactory in light of the circumstances or was being appropriately addressed by management. The Board concluded that the advisory fee and sub-advisory fee for each Fund are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality and the other factors considered.

Cost of Services and Indirect Benefits/Profitability. The Board was provided information related to the cost of services and profits realized in connection with the Advisory Agreement. The Board considered the costs that are borne by the Funds. For its services, VALIC receives a fee, payable monthly from each Fund in an amount that is calculated as a percentage of the average monthly net assets of the respective Fund.

The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that VALIC, or its affiliates, receives benefits in addition to the advisory fee to be paid by the Funds, which include transfer agency fees, administrative services fees, and sub-advisory fees. The Board also considered that the transfer agency fees are paid by the Funds for the provision of recordkeeping and shareholder services to contract owners and participants. The transfer agency services are provided at cost, and the payment for such services is allocated to each Fund based on the number of accounts serviced. The Board also considered that the Funds pay SunAmerica, an affiliate of VALIC, an annual fee based on each Fund’s average daily net assets, for the provision of certain accounting and administrative services. Out of the fee SunAmerica receives from the Funds, SunAmerica compensates VALIC for certain administrative services, and the Funds’ custodian, State Street Bank and Trust Company for calculation of the daily net asset value. The Board also noted that SunAmerica receives sub-advisory fees for those Funds for which it serves as sub-adviser.

The Board also considered that VALIC may exclude from its taxable income a portion of the ordinary dividends paid by underlying U.S. equities in the Funds to the same extent the Funds receive certain dividends with respect to shares of stock issued by domestic corporations, subject to applicable tax laws and regulations. In addition, the Board noted

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

that VALIC may receive foreign tax credits with respect to certain foreign securities held or to be held in certain Funds that benefit VALIC. These benefits can be material. The Board also noted that VALIC and its affiliates may receive revenue sharing payments from certain sub-advisers to the Funds in connection with certain administrative, marketing and other servicing activities, which payments help offset costs for education, marketing activities and training to support sales of the Funds, including sales through variable annuity contracts and variable life insurance policies (“Variable Contracts”) issued by VALIC, as well as occasional gifts, entertainment or other compensation as incentives. In addition, the Board considered that, because shares of the Funds are offered as investment options through Variable Contracts issued by VALIC and its affiliated life insurers (collectively, the “Life Companies”), the investment objectives, strategies and performance of the Funds may positively or negatively impact a Life Company’s ability to hedge and the related hedging costs associated with guarantees that the Life Company may provide as the issuer of the Variable Contracts.

In considering the profitability to VALIC and its affiliates in connection with their relationship with the Funds, the Board reviewed information provided by VALIC setting forth the revenues and other benefits, both direct and indirect, received by VALIC and its affiliates attributable to managing each Fund, the cost of providing such services and the resulting profitability to VALIC and its affiliates from these relationships. The Board also reviewed VALIC’s profitability on a Fund-by-Fund basis, as well as an Investment Management Profitability Analysis prepared by an independent information service, Broadridge, noting that VALIC’s profitability was generally in the range of the profitability of companies contained in the report. The Board received and reviewed information prepared by VALIC that reflects an allocation of costs that result in a reasonable determination of profitability of VALIC and its affiliates, as adviser, as transfer agent and/or as shareholder servicing agent, as applicable. The Board further considered the amount of sub-advisory fees paid out by VALIC and the amount of the advisory fees that it retained and determined that these amounts were reasonable in light of the services performed by VALIC and the sub-advisers, respectively. In addition, the Board considered the profitability of SunAmerica in its role as the administrator of the Funds and as sub-adviser to certain Funds. The Board concluded that the profitability to VALIC and its affiliates from their relationship with the Funds were reasonable.

In considering the profitability to the Sub-advisers in connection with their relationship to the Funds, the Directors noted that the fees under the Sub-advisory Agreements are paid by VALIC out of the advisory fees that VALIC receives under the Advisory Agreement. With respect to the unaffiliated Sub-advisers, the Board also relied on the ability of VALIC to negotiate the Sub-advisory Agreements and the fees thereunder at arm’s length.

For each of the above reasons, the Directors determined that the profitability to the Sub-advisers from their relationship with the Funds was not a material factor in their deliberations with respect to consideration of approval of the Sub-advisory Agreements.

Economies of Scale. The Board noted that the advisory fee rate and sub-advisory fee rates payable to VALIC and each of the Sub-advisers with respect to most of the Funds contain breakpoints, which allows the Funds to participate in any economies of scale. The Board also took into account management’s discussion of the Funds’ advisory fee and sub-advisory fee structure, including with respect to the Funds that do not currently have breakpoints. The Board also considered the effect of each Fund’s growth and size on its performance and fees, noting that if the Funds’ assets increase over time, the Funds may realize other economies of scale if assets increase proportionally more than expenses. The Board further noted that VALIC has agreed to cap the total annual operating expenses of certain Funds. The Board also observed that expense caps and fee waivers benefitted shareholders by limiting total fees even in the absence of breakpoints. The Board concluded that no changes to the advisory fee structure of the Funds were necessary.

For similar reasons as stated above with respect to the Sub-advisers’ profitability and the costs of their providing services, the Board concluded that the potential for economies of scale in the Sub-advisers’ management of the Funds are not a material factor to the approval of the Sub-advisory Agreements, although it was noted that most of the Funds have breakpoints at the sub-advisory fee level.

Terms of the Advisory Contracts. The Board reviewed the terms of the Advisory Contracts including the duties and responsibilities undertaken. The Board also reviewed the terms of payment for services rendered by VALIC and the Sub-advisers and noted that VALIC would compensate the Sub-advisers out of the advisory fees it receives from the Funds. The Board noted that the Sub-advisory Agreements provide that each Sub-adviser will pay all of its own expenses in connection with the performance of their respective duties as well as the cost of maintaining the staff and personnel as necessary for it to perform its obligations. The Board also considered the termination and liability provisions of the Advisory Contracts and other terms contained therein. The Board concluded that the terms of each of the Advisory Contracts were reasonable.

Compliance. The Board reviewed VALIC’s and the Sub-advisers’ compliance personnel and regulatory history, including information whether they are currently involved in any regulatory actions or investigations. In addition, the Board reviewed information concerning each entities’ compliance staff that would be responsible for providing compliance functions on behalf of the Funds and concluded that there was no information provided that would have a material adverse effect on their abilities to provide services to the Funds.

Conclusions. In reaching its decision to approve the Advisory Contracts, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that VALIC and each Sub-adviser possess the capability and resources to perform the duties required of them under their respective Advisory Contracts.

Further, based upon its review of the Advisory Contracts, the materials provided, and the considerations described above, the Board, including the Independent Directors, concluded that (1) the terms of the Advisory Contracts are reasonable, fair and in the best interests of each Fund and its respective shareholders, and (2) the fee rates payable under the Advisory Contracts are fair and reasonable in light of the usual and customary charges made for services of the same nature and quality.

In addition, at an in-person meeting held on August 6-7, 2018 (the “Meeting”), the Board of Directors (the “Board”) of VALIC Company I (“VC I”), including the Directors that are not interested persons of VC I, as such term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Directors”), approved an Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement”) between The Variable Annuity Life Insurance Company (“VALIC”) and Wells Capital Management Incorporated (“WellsCap”) with respect to the International Value Fund (the “Fund,” and formerly known as the Foreign Value Fund). In connection with the approval of the Sub-Advisory Agreement with WellsCap, the Board approved the termination of the existing Investment Sub-Advisory Agreement between VALIC and the Fund’s prior sub-adviser, Templeton Global Advisors Limited (“Templeton”) with respect to the Fund.

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

In connection with the approval of the Sub-Advisory Agreement, the Board, including the Independent Directors, received materials relating to certain factors the Board considered in determining whether to approve the Sub-Advisory Agreement. Those factors included: (1) the nature, extent and quality of the services to be provided to the Fund by WellsCap; (2) the sub-advisory fees proposed to be charged in connection with WellsCap’s management of the Fund, compared to sub-advisory fee rates of a group of funds with similar investment objectives, as selected by an independent third-party provider of investment company data (“Sub-advisory Expense Group/Universe”) and fee rates of other comparable funds and accounts managed by WellsCap; (3) the investment performance of a group of comparable funds as selected by an independent third-party provider of investment company data (“Performance Group”), and the performance of a comparable fund managed by WellsCap; (4) the costs of services and the benefits potentially to be derived in connection with the Sub-Advisory Agreement; (5) whether the Fund will benefit from possible economies of scale from engaging WellsCap; (6) information regarding WellsCap’s brokerage and trading practices and compliance and regulatory history; and (7) the terms of the proposed Sub-Advisory Agreement.

In considering whether to approve the Sub-Advisory Agreement, the Board also took into account a presentation made at the Meeting by members of management as well as a presentation made by representatives from WellsCap who responded to questions posed by the Board and management. The Independent Directors were separately represented by counsel that is independent of VALIC in connection with their consideration of approval of the Sub-Advisory Agreement. The matters discussed below were also considered separately by the Independent Directors in executive sessions with their independent legal counsel, at which no representatives of management were present.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of services to be provided to the Fund by WellsCap. The Board reviewed information provided by WellsCap relating to its operations and personnel. The Board also took into account their knowledge of WellsCap’s management, operations and the quality of their performance based on the Board’s experiences with WellsCap, which also manages certain other series of VC I. The Board also noted that WellsCap’s management of the Fund will be subject to the oversight of VALIC and the Board, and must be made in accordance with the investment objectives, policies and restrictions set forth in the Fund’s prospectus and statement of additional information.

The Board considered information provided to them regarding the services to be provided by WellsCap. The Board noted that WellsCap will (i) manage the investment and reinvestment of the Fund’s assets; (ii) determine in its discretion the securities and other investments to be purchased or sold; (iii) maintain a trading desk and place orders for the purchase and sale of portfolio securities (or arrange for another entity to provide a trading desk and to place orders) with brokers or dealers selected by WellsCap, subject to its control, direction, and supervision, which may include affiliated brokers or dealers; (iv) keep records adequately demonstrating compliance with its obligations under the Sub-Advisory Agreement; and (v) render regular reports to the Board as VALIC and the Board may reasonably request. The Board reviewed WellCap’s history and investment experience as well as information regarding the qualifications, background and responsibilities of WellsCap’s investment, compliance and other personnel who would provide services to the Fund. The Board also reviewed WellsCap’s brokerage practices. The Board also noted that it received information on WellsCap’s financial condition and the compliance function of WellsCap. The Board also considered WellsCap’s risk management processes and regulatory history, including information regarding whether it was currently involved in any regulatory actions or investigations as well as material litigation that may affect its ability to service the Fund.

The Board concluded that the scope and quality of the sub-advisory services to be provided by WellsCap were expected to be satisfactory and that there was a reasonable basis to conclude that WellsCap would provide a high quality of investment services to the Fund.

Fees and Expenses; Investment Performance. The Board noted that the sub-advisory fee rate payable with respect to the Fund would decline as a result of the change in sub-adviser. The Board considered information received regarding the sub-advisory fees paid with respect to the Fund for sub-advisory services compared against the sub-advisory fees of the funds in the Fund’s Sub-advisory Expense Group/Universe. The Board also considered expense information of comparable funds managed by WellsCap and the standard fee schedule charged by the WellsCap team; however, the Board noted that WellsCap served as the investment adviser to a comparable fund, as well as other circumstances of WellsCap’s relationships with the comparable funds that led to fee schedules that were different from the proposed fee schedule with respect to the Fund. The Board also noted that VALIC negotiated the sub-advisory fee with WellsCap at arm’s length, and that sub-advisory fees may vary widely for various reasons, including market pricing demands, existing relationships, experience and success, and individual client needs.

The Board also considered that the sub-advisory fees will be paid by VALIC out of the advisory fees it receives from the Fund and that the sub-advisory fees are not paid by the Fund. The Board also took into account that management was requesting that the Board approve the Fee Waiver Agreement between VALIC and VC I under which VALIC will waive a portion of its management fee with respect to the Fund. Therefore, the Board considered that the appointment of WellsCap will result in a reduction of the management fee paid by the Fund to VALIC.

The Board considered that the proposed sub-advisory fee payable to WellsCap is below the medians of the Fund’s Sub-advisory Expense Group/Universe, while the sub-advisory fee rate paid to Templeton was above the medians of the Fund’s Sub-advisory Expense Group/Universe, in each case based on the Fund’s assets as of May 31, 2018. The Board also considered that the sub-advisory fee rate payable to WellsCap contains breakpoints. The Board also took account of management’s discussion of the Fund’s proposed sub-advisory fees and concluded in light of all factors considered that such fees were reasonable.

The Board also received and reviewed information regarding the Fund’s investment performance compared against the Performance Group as of the period ended May 31, 2018. The Board also considered the performance of a proprietary fund managed by WellsCap using a similar investment strategy as that which WellsCap will use to manage the Fund. The Board noted that such comparable fund outperformed the Fund for the one-, three- and five-year periods ended May 31, 2018.

Cost of Services and Indirect Benefits/Profitability. The Board considered the cost of services and profits expected to be realized in connection with the Sub-Advisory Agreement. The Board was previously apprised that VALIC generally reviews a number of factors in determining appropriate sub-advisory fee levels. Such factors may include a review of (1) style class peers primarily within the variable annuity and qualified plan universe; (2) key competitor analysis; (3) analysis of the strategies managed by the sub-advisers; (4) product suitability; and (5) special considerations such as competitor sub-account characteristics, uniqueness of the product and prestige of the manager.

The Board considered that the sub-advisory fee payable by VALIC with respect to the Fund would be reduced as a result of the replacement of Templeton with WellsCap. The Board also noted that VALIC would waive a portion of its management fee if the Sub-Advisory Agreement is approved. The Board, therefore, reviewed information provided by VALIC with respect to the expected impact on its profitability if WellsCap is retained as the Fund’s sub-adviser. The Board also considered that the sub-advisory fee rate was

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VALIC Company I

APPROVAL OF ADVISORY AGREEMENTS (unaudited) — (continued)

negotiated with WellsCap at arm’s length. In considering the anticipated profitability to WellsCap in connection with its relationship to the Fund, the Directors noted that the fees under the Sub-Advisory Agreement will be paid by VALIC out of the advisory fees that VALIC will receive from the Fund.

In light of all the factors considered, the Directors determined that the anticipated profitability to VALIC was reasonable. The Board also concluded that the anticipated profitability of WellsCap from its relationship with the Fund was not material to their deliberations with respect to consideration of approval of the Sub-Advisory Agreement.

Economies of Scale. For similar reasons as stated above with respect to WellsCap’s anticipated profitability and its costs of providing services, the Board concluded that the potential for economies of scale in WellsCap’s management of the Fund are not a material factor to the approval of the Sub-Advisory Agreement, although the Board noted that the Fund has breakpoints at the sub-advisory fee level.

Terms of the Sub-Advisory Agreement. The Board reviewed the terms of the Sub-Advisory Agreement including the duties and responsibilities to be undertaken. The Board noted that the terms of the Sub-Advisory Agreement and the terms of the prior sub-advisory agreement with Templeton are substantially similar, except that the Sub-Advisory Agreement differs in: (i) the name of the sub-adviser; (ii) the effective date of the agreement; (iii) the amount of the sub-advisory fee payable by VALIC to the sub-adviser; (iv) certain confidentiality obligations of VALIC and VC I in the case of the current sub-advisory agreement with Templeton; (v) provisions relating to the sub-adviser’s ownership of, and obligations to surrender, books and records produced by the sub-adviser; (vi) the process for obtaining sub-adviser approval of material that refers to the sub-adviser and was prepared for distribution to shareholders; (vii) express terms permitting the sub-adviser’s use of the terms “VALIC” or “VC I” under the Sub-Advisory Agreement; and (viii) terms in the Sub-Advisory Agreement relating to obligations of VALIC to provide certain information to the sub-adviser. The Board concluded that the terms of the Sub-Advisory Agreement were reasonable.

Conclusions. In reaching its decision to approve the Sub-Advisory Agreement, the Board did not identify any single factor as being controlling, but based its recommendation on each of the factors it considered. Each Director may have contributed different weight to the various factors. Based upon the materials reviewed, the representations made and the considerations described above, and as part of their deliberations, the Board, including the Independent Directors, concluded that WellsCap possesses the capability and resources to perform the duties required of it under the Sub-Advisory Agreement.

298

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS

THE SUPPLEMENTS ARE NOT PART OF THE SEMI-ANNUAL REPORT.

Filed under Rule 497(e)

Registration No. 2-83631

VALIC Company I

Dynamic Allocation Fund

(the “Fund”)

Supplement dated November 30, 2018,

to the Fund’s Prospectus dated October 1, 2018

At the October 22-23, 2018 meeting of the Board of Directors (the “Board”) of VALIC Company I (the “Corporation”), the Board approved certain changes to the principal investment strategies of the Fund, including to reflect that AllianceBernstein L.P., who is responsible for managing the Overlay Component of the Fund, will no longer manage the Fund’s net equity exposure pursuant to a formula provided by The Variable Annuity Life Insurance Company, the Fund’s investment adviser (the “Adviser”), and developed by affiliated insurance companies of the Adviser.

Effective December 1, 2018, the following changes are made to the Prospectus:

The third and fourth paragraphs of the section titled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” are hereby deleted in their entirety.

The eighth paragraph of the section titled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” is hereby deleted in its entirety and replaced with the following:

AllianceBernstein may invest the Overlay Component in derivative instruments to increase or decrease the Fund’s overall net equity exposure and, therefore, its volatility and return potential. Volatility is a statistical measurement of the magnitude of up and down fluctuations in the value of a financial instrument or index over time. High levels of volatility may result from rapid and dramatic price swings. Through its use of derivative instruments, AllianceBernstein may adjust the Fund’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Fund’s average net equity exposure over long term periods is expected to be approximately 60%-65%. The Fund’s net equity exposure is primarily adjusted through the use of derivative instruments, such as stock index futures and stock index options, and to a lesser extent options on stock index futures and stock index swaps, as the allocation among Underlying Funds in the Fund-of-Funds Component is expected to remain fairly stable. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund’s net equity exposure by taking a short position in derivative instruments. A short sale involves the sale by the Fund of a security or instrument it does not own with the expectation of purchasing the same security or instrument at a later date at a lower price. The operation of the Overlay Component may therefore expose the Fund to leverage. Because derivative instruments may be purchased with a fraction of the assets that would be needed to purchase the equity securities directly, the remainder of the assets in the Overlay Component will be invested in a variety of fixed income securities.

The ninth paragraph of the section titled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund” is hereby deleted in its entirety.

The following sentences are hereby added to the end of the tenth paragraph of the section titled “Fund Summary: Dynamic Allocation Fund – Principal Investment Strategies of the Fund”:

Efforts to manage the Fund’s volatility may also expose the Fund to additional costs. In addition, AllianceBernstein will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Fund exposure to certain severe and unanticipated market events that could significantly detract from returns.

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VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

The second sentence of the sections titled “Fund Summary: Dynamic Allocation Fund – Principal Risks of Investing in the Fund – Dynamic Allocation Risk” and “Investment Glossary – Investment Risks – Dynamic Allocation Risk” is hereby deleted and replaced with the following:

The Fund is subject to the risk that the investment process that will determine the selection of the Underlying Funds and the allocation and reallocation of the Fund’s assets among the various asset classes may not produce the desired result.

The second paragraph of the section titled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Dynamic Allocation Fund – The Overlay Component (10%-30%)” is hereby deleted in its entirety and replaced with the following:

The Fund’s investment in derivative instruments will be used to increase or decrease the Fund’s overall net equity exposure, and therefore, its volatility and return potential. High levels of volatility may result from rapid and dramatic price swings. Through the use of derivative instruments, AllianceBernstein may adjust the Fund’s net equity exposure down to a minimum of 25% or up to a maximum of 100%, although the Fund’s average net equity exposure over long-term periods is expected to be approximately 60%-65%. For example, when the market is in a state of higher volatility, AllianceBernstein may decrease the Fund’s net equity exposure by taking a short position in derivative instruments. The use of derivatives in this manner may expose the Fund to leverage when the Fund’s index futures position is larger than the collateral backing it. Trading in the Overlay Component will be managed in accordance with established guidelines in an attempt to maintain a relatively stable exposure to equity market volatility over time, subject to minimum and maximum net equity exposure ranges.

The third paragraph of the section titled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Dynamic Allocation Fund – The Overlay Component (10%-30%)” is hereby deleted in its entirety.

The following sentences are hereby added to the end of the fourth paragraph of the section titled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Dynamic Allocation Fund – The Overlay Component (10%-30%)”:

Efforts to manage the Fund’s volatility may also expose the Fund to additional costs. In addition, AllianceBernstein will seek to reduce exposure to certain downside risks by purchasing equity index put options that aim to reduce the Fund exposure to certain severe and unanticipated market events that could significantly detract from returns.

The following is added as the last paragraph of the section titled “Additional Information About the Funds’ Investment Objectives, Strategies and Risks – Dynamic Allocation Fund – The Overlay Component (10%-30%)”:

AllianceBernstein uses a proprietary system to help it estimate the Fund’s expected volatility. The proprietary system used by AllianceBernstein may perform differently than expected and may negatively affect performance and the ability of the Fund to maintain its volatility within its target volatility level for various reasons, including errors in using or building the system, technical issues implementing the system, data issues and various non-quantitative factors (e.g., market or trading system dysfunctions, and investor fear or over-reaction).

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

300

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF THE SEMI-ANNUAL REPORT.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Value Fund

(the “Fund”)

Supplement dated December 19, 2018, to the Fund’s Prospectus and Statement of Additional Information (“SAI”)

dated October 1, 2018, as supplemented and amended to date

Karen H. Grimes, CFA, a portfolio manager to the Fund, has announced her plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP (“Wellington Management”), as of December 31, 2018. Accordingly, as of December 31, 2018, all references to Ms. Grimes in the Fund’s Prospectus and SAI are deleted in their entirety.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus or SAI, as applicable.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(k)

Registration No. 002-83631

VALIC Company I

Value Fund

(the “Fund”)

Supplement dated December 19, 2018, to the Fund’s Summary Prospectus dated October 1, 2018, as supplemented and amended to date

Karen H. Grimes, CFA, a portfolio manager to the Fund, has announced her plan to retire and withdraw from the partnership of Wellington Management Group LLP, the ultimate holding company of Wellington Management Company LLP (“Wellington Management”), as of December 31, 2018. Accordingly, as of December 31, 2018, all references to Ms. Grimes in the Fund’s Prospectus are deleted in their entirety.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

(the “Registrant”)

Supplement dated December 20, 2018, to the Registrant’s Prospectus dated October 1, 2018, as supplemented and amended to date

The third paragraph of the section entitled “ACCOUNT INFORMATION – Buying and Selling Shares” is hereby deleted in its entirety and replaced with the following:

For more information on such rules or procedures, you should review your Variable Contract prospectus, Plan document or custodial agreement. The Funds do not currently foresee any disadvantages to participants arising out of the fact that they may offer their shares to separate accounts of various insurance companies to serve as the investment medium for their variable annuity and variable life insurance contracts. Nevertheless, the Board of Directors intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies’ separate accounts might be required to withdraw their investments in the Funds and shares of another Fund may be substituted. This might force a Fund to sell portfolio securities at disadvantageous prices. In addition, VC I reserves the right to refuse to sell shares of any Fund to any separate account, plan sponsor, trustee or custodian, or financial intermediary, or may suspend or terminate the offering of shares of any Fund if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Fund.

Capitalized terms used but not defined herein shall have the meanings assigned to them by the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

301

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

THE SUPPLEMENTS ARE NOT PART OF THE SEMI-ANNUAL REPORT.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

(the “Registrant”)

Supplement dated December 20, 2018, to the Registrant’s Statement of Additional Information (“SAI”)

dated October 1, 2018, as supplemented and amended to date

The fourth paragraph of the section entitled “OFFERING, PURCHASE, AND REDEMPTION OF FUND SHARES” is hereby deleted in its entirety and replaced with the following:

VC I redeems Fund shares for cash. VC I, pursuant to Rule 18f-1 under the 1940 Act, has filed a notification of election on Form 18f-1. Pursuant to this election, VC I has committed to pay the separate accounts, in cash, all redemptions made during any 90 day period, up to the lesser of $250,000 or 1% of VC I’s net asset value. This election is irrevocable while Rule 18f-1 is in effect, unless the SEC by order permits the withdrawal of the election.

Additionally, effective January 1, 2019, William F. Devin is retiring from the Registrant’s Board of Directors. Accordingly, the section entitled “MANAGEMENT OF VC I” will be deleted and replaced with the following:

MANAGEMENT OF VC I

The following table lists the Directors and officers of VC I, their ages, current position(s) held with VC I, length of time served, principal occupations during the past five years, number of funds overseen within the Fund Complex (as defined below) and other directorships/trusteeships held outside of the Fund Complex. Unless otherwise noted, the address of each executive officer and Director is 2929 Allen Parkway, Houston, Texas 77019. Directors who are not deemed to be “interested persons” of VC I as defined in the 1940 Act are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of VC I is referred to as “Interested Director.” Directors and officers of VC I are also directors or trustees and officers of some or all of the other investment companies managed or advised by VALIC, administered by SunAmerica and distributed by ACS, and/or other affiliates of VALIC.

Name and Age	Position(s) Held With Fund[1]	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Independent Directors
Thomas J. Brown AGE: 72	Director	2005-Present	Retired.	49	Trustee, Virtus Funds (2011-Present).
Dr. Judith L. Craven AGE: 72	Director	1998-Present	Retired.	78	Director, A.G. Belo Corporation, a media company (1992-2014); Director, SYSCO Corporation, a food marketing and distribution company (1996-Present); Director, Luby’s Restaurant (1998-Present).
Dr. Timothy J. Ebner AGE: 69	Director	1998-Present	Professor and Head - Department of Neuroscience Medical School (1980-Present) and Pickworth Chair (2000-Present), University of Minnesota; Scientific Director, Society for Research on the Cerebellum (2008-Present); President, Association of Medical School Neuroscience Department Chairpersons (2011-2014).	49	Trustee, Minnesota Medical Foundation (2003-2013).
Judge Gustavo E. Gonzales, Jr. AGE: 78	Director	1998-Present	Semi-Retired. Attorney At Law, Criminal Defense and General Practice (2004-2014). Retired, Municipal Court Judge, Dallas, TX (since 2004).	49	None.
Kenneth J. Lavery Chairman, January 2019 AGE: 68	Chairman and	2001-Present	Retired. Vice President, Massachusetts Capital Resource Co. (1982-2013).	49	None.

302

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Name and Age	Position(s) Held With Fund[1]	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director[2]	Other Directorships Held by Director[3]
Independent Directors
Dr. John E. Maupin, Jr. AGE: 71	Director	1998-Present	Retired. President, Morehouse School of Medicine, Atlanta, Georgia (2006-2014).	49	Director, LifePoint Hospitals, Inc., hospital management (1999-Present); Director, HealthSouth, Corporation, rehabilitation health care services (2004-Present); Director, Regions Financials Inc., bank holding company (2007-Present).
Interested Directors
Peter A. Harbeck[4] Harborside 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 64	Director	2001-Present	President (1995-Present), CEO (1997-Present) and Director (1992-Present), SunAmerica; Director, AIG Capital Services, Inc. (“ACS”) (1993-Present); Chairman, President and CEO, Advisor Group, Inc. (2004-2016).	158	None.
Eric S. Levy[5] 2919 Allen Parkway Houston, TX 77019 AGE: 53	Director	2017-Present	Executive Vice President, VALIC (2015-Present); Executive Vice President, Group Retirement, AIG (2015-Present); and Senior Vice President, Lincoln Financial Group (2010-2015).	49	None.
[1]	Directors serve until their successors are duly elected and qualified.
[2]

The term “Fund Complex” means two or more registered investment companies that (i) hold themselves out to investors as related companies for purposes of investment and investor services or (ii) have a common investment adviser or an investment adviser that is an affiliated person of the investment adviser of any of the other registered investment companies, VALIC. The Fund Complex includes VC I (34 funds), VC II (15 funds), SunAmerica Specialty Series (7 funds), SunAmerica Money Market Funds, Inc. (1 fund), SunAmerica Equity Funds (2 funds), SunAmerica Income Funds (3 funds), SunAmerica Series, Inc. (6 portfolios), Anchor Series Trust (8 portfolios), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Series Trust (55 portfolios), and Seasons Series Trust (20 portfolios).

[3]

Directorships of companies required to report to the SEC under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies regulated under the 1940 Act, other than those listed under the preceding column.

[4]

Mr. Harbeck is considered to be an Interested Director because he serves as President, CEO and Director, SunAmerica; Director, ACS; and Chairman, President and CEO, affiliates of the Adviser, and Advisor Group, Inc., which was an affiliate of the Adviser until May 6, 2016.

[5]	Mr. Levy is considered to be an Interested Director because he serves as an officer of the Adviser and AIG, the Adviser’s ultimate parent company.

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Officers
Gregory N. Bressler Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 52	Vice President	2005-Present	Senior Vice President and General Counsel (2005-Present); and Assistant Secretary (2013-Present), SunAmerica.	N/A	N/A

303

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Officers
Kathleen D. Fuentes Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 49	Vice President, Chief Legal Officer and Secretary	2015-Present	Vice President and Deputy General Counsel, SunAmerica (2006-Present).	N/A	N/A
John T. Genoy Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 50	President and Principal Executive Officer	2014-Present	Chief Financial Officer (2002-Present), Senior Vice President (2004-Present), Chief Operating Officer (2006-Present) and Director (2014-Present), SunAmerica.	N/A	N/A
Christopher C. Joe AGE: 49	Chief Compliance Officer	2017-Present	Chief Compliance Officer, AIG Funds, Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Company I and VALIC Company II (2017-Present); Chief Compliance Officer, VALIC Retirement Services Company (2017-Present); Chief Compliance Officer, Invesco PowerShares (2012-2017); Chief Compliance Officer, Invesco Investment Advisers, LLC (2010-2013); U.S. Compliance Director, Invesco Ltd. (2006-2014); Deputy Chief Compliance Officer, Invesco Advisers, LLC (2014-2015).	N/A	N/A
Matthew J. Hackethal Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 47	Anti-Money Laundering (“AML”) Compliance Officer	2006-Present	Acting Chief Compliance Officer (2016-2017), Vice President (2011-Present), and Chief Compliance Officer, SunAmerica (2006-Present); AML Compliance Officer, SunAmerica Fund Complex (2006-Present).	N/A	N/A
Gregory R. Kingston AGE: 52	Treasurer and Principal Financial Officer	2000-Present	Vice President (2001-Present) and Head of Mutual Fund Administration, SunAmerica (2014-Present).	N/A	N/A
Donna McManus Harborside 5 185 Hudson Street Suite 3300 Jersey City, NJ 07311-4992 AGE: 57	Vice President and Assistant Treasurer	2014-Present	Vice President, SunAmerica (2014-Present); Managing Director, BNY Mellon (2009-2014).	N/A	N/A
John Packs 99 High Street Boston, MA 02110 AGE: 62	Vice President and Senior Investment Officer	2001-Present	Senior Investment Officer, VALIC (2001-2013); Senior Vice President (2008-Present), SunAmerica.	N/A	N/A

304

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Name and Age	Position(s) Held With Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Officers
Shawn Parry AGE: 46	Vice President and Assistant Treasurer	2014-Present	Vice President (2014-Present) and Assistant Vice President (2010-2014), SunAmerica.	N/A	N/A
Thomas M. Ward AGE: 51	Vice President	2008-Present	Vice President (2009-Present), VALIC; Vice President, VALIC Financial Advisors, Inc. (2009-Present).	N/A	N/A

Leadership Structure of the Board

Overall responsibility for oversight of the VC I funds (“VALIC Funds”) rests with the Board of Directors (the “Board”). The VALIC Funds have engaged VALIC as the investment adviser which oversees the day-to-day operations of the VALIC Funds and have engaged Subadvisers who manage the Funds’ assets on a day-to-day basis. The VALIC Funds have also engaged SunAmerica as the VALIC Funds’ administrator. The Board is responsible for overseeing VALIC, SunAmerica and the Subadvisers and any other service providers in the operations of the VALIC Funds in accordance with the provisions of the 1940 Act, applicable provisions of state and other laws, VC I’s Amended and Restated Agreement and Declaration of Trust and Amended and Restated By-laws and the VALIC Funds’ investment objectives and strategies. The Board is presently composed of nine members, seven of whom are Independent Directors. The Board currently conducts regular in-person meetings at least quarterly and holds special in-person or telephonic meetings, or informal conference calls, to discuss specific matters that may arise or require action between regular Board meetings. The Independent Directors also meet at least quarterly in executive session, at which no Interested Director is present. The Independent Directors have engaged independent legal counsel to assist them in performing their oversight responsibilities.

The Board has appointed Mr. Lavery, an Independent Director, to serve as Chairman of the Board. The Chairman’s role is to preside at all meetings of the Board and to act as a liaison with service providers, including VALIC, SunAmerica, officers, attorneys, and other Directors generally, between meetings. The Chairman may also perform such other functions as may be delegated by the Board from time to time. The Board has established four committees, i.e., Audit Committee, Governance Committee, Brokerage Committee and Compliance and Ethics Committee (each, a “Committee”) to assist the Board in the oversight and direction of the business and affairs of the Funds, and from to time may establish informal working groups to review and address the policies and practices of the Funds with respect to certain specified matters. The Committee system facilitates the timely and efficient consideration of matters by the Directors, and facilitates effective oversight of compliance with legal and regulatory requirements and of the Funds’ activities and associated risks. The standing Committees currently conduct an annual review of their charters, which includes a review of their responsibilities and operations. The Governance Committee and the Board as a whole also conduct an annual evaluation of the performance of the Board, including consideration of the effectiveness of the Board’s committee structure. The Board has determined that the Board’s leadership structure is appropriate because it allows the Board to exercise informed and independent judgment over the matters under its purview and it allocates areas of responsibility among the Committees and the full Board in a manner that enhances efficient and effective oversight.

The VALIC Funds are subject to a number of risks, including, among others, investment, compliance, operational and valuation risks. Risk oversight forms part of the Board’s general oversight of the Funds and is addressed as part of various Board and Committee activities. Day-to-day risk management functions are subsumed within the responsibilities of VALIC and SunAmerica, who carry out the Funds’ investment management and business affairs, and also by the Funds’ Subadvisers and other service providers in connection with the services they provide to the Funds. Each of VALIC, SunAmerica, the Subadvisers and other service providers have their own, independent interest in risk management, and their policies and methods of risk management will depend on their functions and business models. As part of its regular oversight of the VALIC Funds, the Board, directly and/or through a Committee, interacts with and reviews reports from, among others, VALIC, SunAmerica, the Subadvisers and the Funds’ other service providers (including the Funds’ distributor and transfer agent), the Funds’ Chief Compliance Officer, the independent registered public accounting firm for the Funds, legal counsel to the Funds, and internal auditors, as appropriate, relating to the operations of the Funds. The Board recognizes that it may not be possible to identify all of the risks that may affect the Funds or to develop processes and controls to eliminate or mitigate their occurrence or effects. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Board and Committees

The Board believes that each Director’s experience, qualifications, attributes or skills on an individual basis and in combination with those of the other Directors lead to the conclusion that the Directors possess the requisite experience, qualifications, attributes and skills to serve on the Board. Among the attributes common to all Directors are their ability to review critically, evaluate, question and discuss information provided to them, to interact effectively with the other Directors, VALIC, the Subadvisers, other service providers, legal counsel and the independent registered public accounting firm, and to exercise effective business judgment in the performance of their duties as Directors. The Board has also considered the contributions that each Director can make to the Board and the VALIC Funds. A Director’s ability to perform his or her duties effectively may have been attained, as set forth below, through the Director’s executive, business, consulting, public service and/or academic positions; experience from service as a Director of the VALIC Funds and the other funds/portfolios in the Fund Complex (and/or in other capacities), other investment funds, public companies, or non-profit entities or other organizations; educational background or professional training; and/or other life experiences. References to the qualifications, attributes and skills of Directors are pursuant to requirements of the SEC, do not constitute holding out the Board or any Director as having any special expertise or experience, and shall not impose any greater responsibility on any such person or on the Board by reason thereof.

305

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Thomas J. Brown. Mr. Brown has served as Director since 2005. Mr. Brown is also the Chairman of the Audit Committee and serves as the Audit Committee Financial Expert and as a member of each of the Brokerage Committee and Governance Committee. An “Audit Committee Financial Expert” is defined as a person who has the following attributes: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant’s financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reporting; and (v) an understanding of audit committee functions. Mr. Brown is a retired Chief Operating Officer and Chief Financial Officer of American General Asset Management, and previously was the Treasurer and CFO of the North American Funds. Mr. Brown also has substantial experience serving on boards of other mutual fund complexes, and is currently a trustee of Virtus Series Fund.

Dr. Judith L. Craven. Dr. Craven has served as Director since 1998. Dr. Craven is also the Chairman of the Compliance and Ethics Committee and serves as a member of both the Audit and the Governance Committees. Dr. Craven is a retired administrator, and has held numerous executive and directorship positions within the healthcare industry. Dr. Craven has substantial experience serving on local, state, and national boards, and is currently a director of Luby’s Restaurant and SYSCO Corporation, among other organizations.

Dr. Timothy J. Ebner. Dr. Ebner has served as Director since 1998. Dr. Ebner is also the Chairman of the Brokerage Committee and serves as a member of each of the Audit, the Compliance and Ethics and the Governance Committees. Dr. Ebner is Head of the Department of Neuroscience of the Medical School at the University of Minnesota. Dr. Ebner has experience serving on the boards of other mutual funds, as well as on the boards of several scientific foundations and non-profit organizations. Dr. Ebner is also an editor for the Journal of Neuroscience and is on the editorial board of three other neuroscience journals.

Judge Gustavo E. Gonzales, Jr. Judge Gonzales has served as Director since 1998. Judge Gonzales also serves a member of each of the Audit, the Governance, the Brokerage and the Compliance and Ethics Committees. Judge Gonzales has extensive experience practicing law with a litigation emphasis on criminal defense, as well as general practice. He is formerly the Judge of Municipal Court No. 5 in Dallas, Texas. Judge Gonzales also currently serves on the advisory board to Dallas Catholic Charities, Immigration and legal Division and volunteers at Dallas LaVoz del Anciano.

Peter A. Harbeck. Mr. Harbeck is President and Chief Executive Officer of SunAmerica and President, Chief Executive Officer and Chairman of Advisor Group, Inc. As President and Chief Executive Officer, Mr. Harbeck is responsible for all of SunAmerica’s mutual fund businesses. During his over twenty-year tenure at SunAmerica, Mr. Harbeck has held various positions, including Chief Operating Officer and Chief Administrative Officer. In addition, Mr. Harbeck has extensive experience on various fund and annuity boards, and currently sits on the Board of Governors for the Investment Company Institute.

Kenneth J. Lavery. Mr. Lavery has served as Director since 2001 and as Chairman of the Board since 2019. Mr. Lavery also serves as a member of each of the Audit, the Governance, the Brokerage and the Compliance and Ethics Committees. Mr. Lavery is a retired Vice President of Massachusetts Capital Resource Company at which he had thirty years’ experience. Mr. Lavery also has substantial experience serving on the boards of other mutual funds and fund complexes, and has both board and executive experience at other organizations.

Eric S. Levy. Mr. Levy has served as a Director since May 1, 2017. Mr. Levy is Executive Vice President of VALIC and Executive Vice President, Group Retirement of AIG. Mr. Levy is also a Registered Principal for VALIC Financial Advisors, Inc., an affiliate of VALIC. Mr. Levy’s experience spans thirty years in financial services, including mutual funds, sub-advisory services, retirement services and insurance products at Fidelity, Allmerica Financial, Putnam Investments and Mercer and Lincoln Financial Group.

Dr. John E. Maupin, Jr. Dr. Maupin has served as Director since 1998. Dr. Maupin is also the Chairman of the Governance Committee and also serves as a member of each of the Audit, the Brokerage and the Compliance and Ethics Committees. Dr. Maupin is the retired President and Chief Executive Officer of Morehouse School of Medicine in Atlanta, Georgia, and has extensive executive and administrative experience at other organizations and companies within the healthcare industry. Dr. Maupin also currently serves on the boards of LifePoint Hospitals, Inc., HealthSouth Corporation, and Regions Financials, Inc.

Effective January 1, 2019, for all VC I and VC II funds, Independent Directors and Trustees receive an annual retainer of $143,325 (Chairman receives an additional $55,000 retainer) and a meeting fee of $12,600 for each Board meeting and $4,000 for each Board meeting conducted by telephone. Audit Committee, Brokerage Committee, Compliance and Ethics Committee and Governance Committee members receive $2,500 for each meeting attended held in conjunction with a Board Meeting. The Audit Committee chair, also the Audit Committee Financial Expert, receives a retainer of $35,000. The Governance Committee chair receives a retainer of $25,000, the Compliance and Ethics Committee chair receives a retainer of $15,000, and the Brokerage Committee chair receives a retainer of $15,000.

The Audit Committee is comprised of all Independent Directors with Mr. Brown as Chairman and Mr. Brown serving as the “Audit Committee Financial Expert.” The Audit Committee recommends to the Board the selection of independent registered public accounting firm for the VALIC Funds and reviews with such independent accounting firm the scope and results of the annual audit, reviews the performance of the accounts, and considers any comments of the independent accounting firm regarding the VALIC Funds’ financial statements or books of account. The Audit Committee has a Sub-Committee to approve audit and non-audit services and it is comprised of Mr. Brown, Dr. Ebner and Dr. Maupin. During the VC I fiscal year ended May 31, 2018, the Audit Committee held 4 meetings.

The Governance Committee is comprised of all Independent Directors, with Dr. Maupin as Chairperson. The Governance Committee recommends to the Board nominees for Independent Director membership, reviews governance procedures and Board composition, and periodically reviews Director compensation. The VALIC Funds do not have a standing compensation committee. During the VC I fiscal year ended May 31, 2018, the Governance Committee held 3 meetings.

The Brokerage Committee is comprised of Dr. Ebner (Chairman), Mr. Brown, Judge Gonzales, Mr. Lavery and Dr. Maupin. The Brokerage Committee reviews brokerage issues but does not meet on a formal basis. During the VC I fiscal year ended May 31, 2018, the Brokerage Committee held 2 meetings.

306

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

The Compliance and Ethics Committee is comprised of Ms. Craven (Chairperson), Dr. Ebner, Judge Gonzales, Mr. Lavery and Dr. Maupin. The Compliance and Ethics Committee addresses issues that arise under the Code of Ethics for the Principal Executive and Principal Accounting Offices as well as any material compliance matters arising under Rule 38a-1 policies and procedures as approved by the Board. During the VC I fiscal year ended May 31, 2018, the Compliance and Ethics Committee held 2 meetings.

The Independent Directors are reimbursed for certain out-of-pocket expenses by VC I. The Directors and officers of VC I and members of their families as a group beneficially owned less than 1% of the common stock of each Fund outstanding as of May 31, 2018.

Independent Directors

Name of Director	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family[2]
Thomas J. Brown	$0	$0
Dr. Judith L. Craven	0	0
Dr. Timothy J. Ebner	0	0
Judge Gustavo E. Gonzales, Jr.	0	0
Kenneth J. Lavery	0	0
Dr. John E. Maupin, Jr.	0	0

[1]	Includes the value of shares beneficially owned by each Director in VC I as of December 31, 2017.
[2]	Includes VC I (34 series) and VC II (15 series).

Interested Directors

Name of Director	Dollar Range of Equity Securities in the Funds[1]	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Director in Family[2]
Peter A. Harbeck	$0	$0
Eric S. Levy	0	0

[1]	Includes the value of shares beneficially owned by each Director in VC I as of December 31, 2017.
[2]	Includes VC I (34 series) and VC II (15 series).

As of December 31, 2017, no Independent Directors or any of their immediate family members owned beneficially or of record any securities in VALIC or ACS or any person other than a registered investment company, directly or indirectly, controlling, controlled by or under common control with such entities.

Compensation of Directors

The following table sets forth information regarding compensation and benefits earned by the Independent Directors for the fiscal year ending May 31, 2018. Interested Directors are not eligible for compensation or retirement benefits and thus, are not shown below.

Compensation Table

Fiscal Year Ended May 31, 2018

Name of Director[1]	Aggregate Compensation from VC I	Total Compensation From Fund Complex Paid to Directors
Thomas J. Brown	$152,850	$254,750
Dr. Judith L. Craven[2]	139,350	430,811
William Devin[2,3]	164,850	491,888
Dr. Timothy Ebner[4]	120,998	201,663
Judge Gustavo E. Gonzales[4]	154,103	256,838
Kenneth J. Lavery	149,850	249,750
Dr. John E. Maupin, Jr.	134,850	224,750

[1]	Directors receive no pension or retirement benefits from the Funds or any other funds in the Fund Complex.
[2]

Includes VC I, VC II, Anchor Series Trust, SunAmerica Senior Floating Rate Fund, Inc., SunAmerica Income Funds, SunAmerica Equity Funds, SunAmerica Series, Inc., SunAmerica Specialty Series and SunAmerica Money Market Funds, Inc.

[3]	William Devin retired from the Board effective January 1, 2019.
[4]

Dr. Ebner and Judge Gonzales have chosen to defer a portion of VC I compensation under the Deferred Compensation Plan discussed below. As of May 31, 2018, the current value of the deferred compensation is $610,666 and $459,566 for Dr. Ebner and Judge Gonzales, respectively.

307

VALIC Company I

SUPPLEMENTS TO THE PROSPECTUS — (continued)

Effective January 1, 2001, the Board approved a Deferred Compensation Plan (the “Deferred Plan”) for its Independent Directors who are not officers, directors, or employees of VALIC or an affiliate of VALIC. The purpose of the Deferred Plan is to permit such Independent Directors to elect to defer receipt of all or some portion of the fees payable to them for their services to VC I, therefore allowing postponement of taxation of income and tax-deferred growth on the earnings. Under the Deferred Plan, an Independent Director may make an annual election to defer all or a portion of his/her future compensation from VC I.

At a meeting held on October 25-26, 2010, the Board of Directors revised the Fund’s retirement policy age of 75 to provide for a Director to request an additional year of eligibility as a Director if requested by the age of 74 1/2, subject to approval by the Board, up to an additional maximum of five additional years (to age 80).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

Filed under Rule 497(e)

Registration No. 002-83631

VALIC Company I

Small-Mid Growth Fund

(the “Fund”)

Supplement dated January 14, 2019 to the Fund’s

Prospectus dated October 1, 2018, as supplemented and amended to date

Steven M. Barry no longer serves as a portfolio manager for the Fund. Daniel Zimmerman and Michael DeSantis continue to serve as portfolio managers for the Fund. Accordingly, all references to Mr. Barry in the Fund’s Prospectus are deleted in their entirety.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

308

VALIC Company I

BOARD OF DIRECTORS

Thomas J. Brown

Judith L. Craven

William F. Devin

Timothy J. Ebner

Gustavo E. Gonzales, Jr.

Peter A. Harbeck

Kenneth J. Lavery

Eric S. Levy

John E. Maupin, Jr.

CUSTODIAN

State Street Bank and Trust Company

One Lincoln St.

Boston, Massachusetts 02111

INVESTMENT ADVISER

The Variable Annuity

Life Insurance Company (VALIC)

2929 Allen Parkway

Houston, Texas 77019

INVESTMENT SUB-ADVISERS

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, NY 10105

Allianz Global Investors U.S. LLC

555 Mission St. Suite 1700

San Francisco, CA 94105

American Century Investment Management, Inc.

4500 Main Street

Kansas City, MO 64111

Barrow, Hanley, Mewhinney & Strauss, LLC

2200 Ross Avenue, 31st Floor

Dallas, TX 75201-2761

BlackRock Investment Management, LLC

1 University Square Dr.

Princeton, NJ 08540

Bridgeway Capital Management, Inc.

20 Greenway Plaza

Suite 450

Houston, TX 77046

Columbia Management

Investment Advisors, LLC

100 Federal Street

Boston, MA 02110

Franklin Advisers, Inc.

One Franklin Parkway

San Mateo, CA 94403-1906

Goldman Sachs

Asset Management, L.P.

200 West Street

New York, NY 10282

Invesco Advisers, Inc.

1555 Peachtree St. NE

Atlanta, GA 30309

Janus Capital Management LLC

151 Detroit Street

Denver, Colorado 80206

J.P. Morgan Investment

Management Inc.

270 Park Avenue

New York, NY 10017

Massachusetts Financial Services Company

500 Boylston Street

Boston, MA 02116

Morgan Stanley Investment Management, Inc.

522 Fifth Avenue, 5th Floor

New York, NY 10036

PineBridge Investments, LLC

399 Park Avenue

New York, NY 10022

SunAmerica Asset Management, LLC

Harborside 5

185 Hudson Street, Suite 3300

Jersey City, NJ 07311

T. Rowe Price Associates, Inc.

100 East Pratt Street

Baltimore, MD 21202

Templeton Investment Counsel, LLC

300 SE 2nd St.

Ft. Lauderdale, FL 33301

Victory Capital Management, Inc.

Formerly RS Investment

Management Co. LLC

4900 Tiedeman Road

4th Floor

Brooklyn, OH 44144

Wellington Management Company LLP

280 Congress Street

Boston, MA 02210

Wells Capital Management Incorporated

525 Market St.

10th Floor

San Francisco, CA 94105

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

PricewaterhouseCoopers LLP

1000 Louisiana Street, Suite 5800

Houston, TX 77002

TRANSFER AND SHAREHOLDER SERVICE AGENT

VALIC Retirement

Services Company (VRSCO)

2929 Allen Parkway

Houston, Texas 77019

OFFICERS

John T. Genoy,

President and Principal Executive Officer

John Packs,

Vice President and Senior Investment Officer

Gregory R. Kingston,

Treasurer and Principal Financial Officer

Kathleen D. Fuentes,

Vice President, Chief Legal Officer and Secretary

Gregory N. Bressler,

Vice President

Thomas M. Ward,

Vice President

Shawn Parry,

Vice President and Assistant Treasurer

Donna McManus,

Vice President and Assistant Treasurer

Christopher C. Joe,

Chief Compliance Officer

Matthew J. Hackethal,

Anti-Money Laundering

Compliance Officer

Christopher J. Tafone,

Assistant Secretary

309

VALIC Company I

DISCLOSURE OF QUARTERLY FUND HOLDINGS

VC I is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. VC I’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at www.sec.gov. You can also review and obtain copies of Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

VOTING PROXIES ON VALIC COMPANY I PORTFOLIO SECURITIES

A description of the policies and procedures that VC I uses to determine how to vote proxies related to securities held in the Fund’s portfolios which is available in VC I’s Statement of Additional Information, which may be obtained without charge upon request, by calling 1-800-448-2542. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON VALIC COMPANY I PORTFOLIO SECURITIES

Information regarding how VC I voted proxies relating to securities held in the VC I Funds during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling 1-800-448-2542 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

This report is for the information of the shareholders and variable contract owners participating in VC I. It is authorized for distribution to other persons only when preceded or accompanied by an effective prospectus which contains information on how to purchase shares and other pertinent information.

If you would like further information about this material or products issued by VALIC or American General Life Insurance Company, please contact your financial professional.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

310

VALIC.com — Account access

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With your PIN, you can also access your account via the 24-hour VALIC automated phone line at 1-800-448-2542.

•	Print and download account transaction confirmations and tax statements

•	View transaction history and download it to Quicken using Direct ConnectSM

•	Use the Account Aggregation feature to display information from other accounts in addition to your VALIC accounts

•	Easily manage your personal profile to update your contact information (phone, address, email), update your beneficiaries, reset your password, and more

With VALIC.com, you can initiate account transactions including:

•	Change allocation

•	Transfer money among investment options

•	Rebalance account to your desired allocation mix

•	Change contributions

•	Automate future contribution increases

Start exploring VALIC.com today!

•	Visit VALIC.com

•	Register for online access

•	Follow steps to create a security profile

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CLICK VALIC.com    CALL 1-800-448-2542    VISIT your financial advisor

Securities and investment advisory services offered through VALIC Financial Advisors, Inc. (“VFA”), member FINRA, SIPC and an SEC-registered investment advisor. VFA registered representatives offer securities and other products under retirement plans and IRAs, and to clients outside of such arrangements.

Annuities issued by The Variable Annuity Life Insurance Company (“VALIC”). Variable annuities distributed by its affiliate, AIG Capital Services, Inc. (“ACS”), member FINRA. VALIC, VFA and ACS are members of American International Group, Inc. (“AIG”).

Copyright © The Variable Annuity Life Insurance Company. All rights reserved.

VC 23800 (06/2017) J102011  EE

VALIC Company I P.O. Box 3206 Houston, TX 77253-3206	PRST STD U.S. POSTAGE PAID LANCASTER, PA PERMIT NO. 1765

VC 4873  (11/2018)    J103179

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a)

An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)

There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.3a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)	(1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2 (b) under the Investment Company Act of 1940 (17 CFR 270.30a-2 (a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VALIC Company I

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President

Date: February 7, 2019

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date: February 7, 2019